UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	August 31, 2018
Date of reporting period:	May 31, 2018

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Blue Chip Fund
May 31, 2018 (unaudited)

COMMON STOCKS - 99.89%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.62%			Software (continued)
TransDigm Group Inc	317,269	$106,003	salesforce.com Inc (a)	684,773	$88,562
					$233,863
Banks - 0.52%			TOTAL COMMON STOCKS		$2,924,980
First Republic Bank/CA	154,109	15,349	INVESTMENT COMPANIES - 0.11%	Shares Held	Value (000's)
			Money Market Funds - 0.11%
Building Materials - 0.66%			Principal Government Money Market Fund	3,316,516	3,317
Martin Marietta Materials Inc	86,821	19,350	1.64%(b),(c)

Chemicals - 5.98%			TOTAL INVESTMENT COMPANIES		$3,317
Air Products & Chemicals Inc	368,563	59,490	Total Investments		$2,928,297
Praxair Inc	568,918	88,899	Other Assets and Liabilities - 0.00%		$103
Sherwin-Williams Co/The	70,291	26,658	TOTAL NET ASSETS - 100.00%		$2,928,400
		$175,047
Commercial Services - 6.76%
Ecolab Inc	85,238	12,156	(a) Non-income producing security
Gartner Inc (a)	317,098	42,092	(b)		Affiliated Security. Security is either an affiliate (and registered under the
IHS Markit Ltd (a)	328,539	16,190	Investment Company Act of 1940) or an affiliate as defined by the
Moody's Corp	370,215	63,147	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
S&P Global Inc	325,264	64,240	outstanding voting shares of the security). Please see affiliated sub-
		$197,825	schedule for transactional information.
Diversified Financial Services - 12.05%			(c) Current yield shown is as of period end.
Charles Schwab Corp/The	1,042,638	57,991
FNF Group	435,855	16,109
Mastercard Inc	707,895	134,585
Visa Inc	1,103,662	144,271	Portfolio Summary (unaudited)
		$352,956	Sector		Percent
Electric - 0.51%			Financial		34.37%
Brookfield Infrastructure Partners LP	390,238	14,868	Communications		25.33%
			Consumer, Cyclical		10.88%
Healthcare - Products - 3.22%			Consumer, Non-cyclical		9.98%
Danaher Corp	800,209	79,445	Technology		7.99%
DENTSPLY SIRONA Inc	338,997	14,851	Basic Materials		5.98%
		$94,296	Industrial		4.28%
Home Builders - 0.37%			Energy		0.57%
Lennar Corp - A Shares	209,772	10,854	Utilities		0.51%
			Investment Companies		0.11%
Insurance - 9.80%			Other Assets and Liabilities		0.00%
Aon PLC	371,813	52,006	TOTAL NET ASSETS		100.00%
Berkshire Hathaway Inc - Class B (a)	966,355	185,086
Markel Corp (a)	45,462	49,875
		$286,967
Internet - 25.33%
Alphabet Inc - A Shares (a)	7,938	8,732
Alphabet Inc - C Shares (a)	224,873	243,985
Amazon.com Inc (a)	173,054	282,012
Booking Holdings Inc (a)	36,295	76,543
Facebook Inc (a)	680,696	130,544
		$741,816
Lodging - 1.25%
Hilton Worldwide Holdings Inc	453,037	36,565

Pipelines - 0.57%
Kinder Morgan Inc/DE	997,637	16,640

Private Equity - 4.87%
Brookfield Asset Management Inc	3,577,237	142,517

REITs - 7.13%
American Tower Corp	1,043,611	144,404
Equinix Inc	65,891	26,149
SBA Communications Corp (a)	242,263	38,295
		$208,848
Retail - 9.26%
CarMax Inc (a)	890,647	61,383
Costco Wholesale Corp	49,111	9,736
O'Reilly Automotive Inc (a)	122,242	32,933
Restaurant Brands International Inc	721,943	42,609
Starbucks Corp	1,185,384	67,176
TJX Cos Inc/The	240,121	21,688
Yum! Brands Inc	438,839	35,691
		$271,216
Software - 7.99%
Microsoft Corp	1,470,069	145,301

See accompanying notes.

Schedule of Investments
Blue Chip Fund
May 31, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales	May 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		$—		$313,424	$310,107	$3,317
		$—		$313,424	$310,107	$3,317

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%	$26		$—		$—	$—
	$26		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2018 (unaudited)

INVESTMENT COMPANIES - 6.30%	Shares Held	Value (000's)		Principal
Money Market Funds - 6.30%			BONDS (continued)	Amount (000's) Value (000's)
Principal Government Money Market Fund	102,010,218	$102,010	Airlines - 0.05%
1.64%(a),(b)			American Airlines 2014-1 Class A Pass
			Through Trust
TOTAL INVESTMENT COMPANIES		$102,010	3.70%, 4/1/2028	$16	$16
	Principal		American Airlines 2016-1 Class AA Pass
BONDS - 33.43%	Amount (000's)	Value (000's)	Through Trust
Advertising - 0.03%			3.58%, 7/15/2029	241	236
Interpublic Group of Cos Inc/The			Southwest Airlines Co
4.20%, 4/15/2024	$50	$50	2.75%, 11/6/2019	300	299
Omnicom Group Inc / Omnicom Capital Inc			3.00%, 11/15/2026	350	328
3.60%, 4/15/2026	500	481			$879
4.45%, 8/15/2020	30	31	Apparel - 0.03%
		$562	NIKE Inc
Aerospace & Defense - 0.43%			3.88%, 11/1/2045	500	487
Boeing Capital Corp
4.70%, 10/27/2019	35	36	Automobile Asset Backed Securities - 0.27%
Boeing Co/The			GM Financial Automobile Leasing Trust
2.35%, 10/30/2021	1,000	982	2018-1
5.88%, 2/15/2040	100	128	2.61%, 1/20/2021	1,000	997
Embraer Netherlands Finance BV			Mercedes-Benz Auto Lease Trust 2017-A
5.05%, 6/15/2025	250	250	1.79%, 4/15/2020	525	522
Harris Corp			Nissan Auto Receivables 2017-B Owner
3.83%, 4/27/2025	200	200	Trust
4.40%, 12/15/2020	40	41	1.75%, 10/15/2021	2,000	1,970
L3 Technologies Inc			World Omni Auto Receivables Trust 2016-A
3.95%, 5/28/2024	178	178	1.77%, 9/15/2021	912	906
4.95%, 2/15/2021	30	31			$4,395
Lockheed Martin Corp			Automobile Manufacturers - 0.39%
3.35%, 9/15/2021	500	503	American Honda Finance Corp
3.55%, 1/15/2026	190	188	1.70%, 9/9/2021	500	479
4.07%, 12/15/2042	30	29	Ford Motor Co
4.09%, 9/15/2052	67	64	4.35%, 12/8/2026	500	495
4.50%, 5/15/2036	685	718	4.75%, 1/15/2043	400	359
Northrop Grumman Corp			Ford Motor Credit Co LLC
2.55%, 10/15/2022	280	271	2.60%, 11/4/2019	500	497
3.25%, 1/15/2028	250	237	3.34%, 3/18/2021	500	497
3.50%, 3/15/2021	30	30	3.66%, 9/8/2024	725	699
5.05%, 11/15/2040	500	542	5.88%, 8/2/2021	100	106
Raytheon Co			General Motors Co
3.13%, 10/15/2020	30	30	5.15%, 4/1/2038	110	107
4.70%, 12/15/2041	350	393	5.40%, 4/1/2048	300	295
Rockwell Collins Inc			6.60%, 4/1/2036	300	335
4.80%, 12/15/2043	525	536	General Motors Financial Co Inc
United Technologies Corp			3.45%, 1/14/2022	500	496
2.30%, 5/4/2022	300	289	4.35%, 1/17/2027	500	491
4.05%, 5/4/2047	300	277	PACCAR Financial Corp
4.50%, 4/15/2020	550	567	2.20%, 9/15/2019	20	20
4.50%, 6/1/2042	390	385	Toyota Motor Credit Corp
6.13%, 7/15/2038	46	55	1.90%, 4/8/2021	500	487
		$6,960	2.75%, 5/17/2021	500	497
Agriculture - 0.32%			3.30%, 1/12/2022	500	504
Altria Group Inc					$6,364
4.00%, 1/31/2024	500	509	Automobile Parts & Equipment - 0.03%
4.25%, 8/9/2042	300	282	BorgWarner Inc
4.75%, 5/5/2021	500	523	4.38%, 3/15/2045	300	291
Archer-Daniels-Midland Co			Delphi Corp
4.02%, 4/16/2043	350	346	4.15%, 3/15/2024	133	135
4.48%, 3/1/2021	8	8			$426
BAT Capital Corp			Banks - 6.30%
2.76%, 8/15/2022(c)	460	444	Australia & New Zealand Banking Group Ltd
3.56%, 8/15/2027(c)	410	387	2.13%, 8/19/2020	300	294
4.54%, 8/15/2047(c)	240	228	Australia & New Zealand Banking Group
Philip Morris International Inc			Ltd/New York NY
2.75%, 2/25/2026	500	467	2.25%, 6/13/2019	550	548
2.90%, 11/15/2021	400	399	2.63%, 5/19/2022	300	291
4.13%, 3/4/2043	300	283	Banco Santander SA
Reynolds American Inc			4.25%, 4/11/2027	400	383
4.45%, 6/12/2025	220	223	Bank of America Corp
6.15%, 9/15/2043	500	574	2.25%, 4/21/2020	160	158
8.13%, 6/23/2019	430	452	2.63%, 4/19/2021	775	763
		$5,125	3.00%, 12/20/2023(d)	516	502
			3 Month LIBOR + 0.79%
			3.25%, 10/21/2027	350	328

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Bank of America Corp	(continued)			Deutsche Bank AG
3.30%, 1/11/2023		$1,100	$1,091	4.10%, 1/13/2026	$750	$698
3.42%, 12/20/2028(d)		549	519	4.25%, 10/14/2021	400	397
3 Month LIBOR + 1.04%				Development Bank of Japan Inc
3.50%, 4/19/2026		335	325	2.00%, 10/19/2021	350	337
3.95%, 1/23/2049(d)		110	102	Discover Bank
3 Month LIBOR + 1.19%				3.20%, 8/9/2021	1,000	989
4.00%, 4/1/2024		850	862	Fifth Third Bancorp
4.24%, 4/24/2038(d)		600	593	2.88%, 7/27/2020	1,000	996
3 Month LIBOR + 1.81%				4.30%, 1/16/2024	50	51
4.25%, 10/22/2026		800	799	Fifth Third Bank/Cincinnati OH
5.63%, 7/1/2020		500	526	2.25%, 6/14/2021	300	293
6.11%, 1/29/2037		850	992	First Tennessee Bank NA
Bank of Montreal				2.95%, 12/1/2019	300	299
1.50%, 7/18/2019		500	493	Goldman Sachs Group Inc/The
2.10%, 12/12/2019		176	174	2.60%, 4/23/2020	300	297
Bank of Nova Scotia/The				2.63%, 4/25/2021	500	491
1.65%, 6/14/2019		500	495	2.75%, 9/15/2020	250	248
2.45%, 3/22/2021		750	735	2.90%, 7/24/2023(d)	500	483
2.80%, 7/21/2021		500	495	3 Month LIBOR + 0.99%
Bank One Corp				3.50%, 11/16/2026	750	713
8.00%, 4/29/2027		1,000	1,263	3.63%, 1/22/2023	300	300
Barclays PLC				4.02%, 10/31/2038(d)	400	370
2.88%, 6/8/2020		300	297	3 Month LIBOR + 1.37%
3.25%, 1/12/2021		285	282	4.22%, 5/1/2029(d)	290	285
4.38%, 1/12/2026		380	370	3 Month LIBOR + 1.30%
5.25%, 8/17/2045		750	734	4.25%, 10/21/2025	500	496
BB&T Corp				4.41%, 4/23/2039(d)	125	122
2.45%, 1/15/2020		500	496	3 Month LIBOR + 1.43%
BPCE SA				4.75%, 10/21/2045	100	101
4.00%, 4/15/2024		750	753	5.15%, 5/22/2045	300	309
Branch Banking & Trust Co				5.25%, 7/27/2021	1,350	1,425
2.63%, 1/15/2022		1,000	977	5.95%, 1/15/2027	700	770
3.80%, 10/30/2026		500	502	6.13%, 2/15/2033	850	992
Capital One Financial Corp				6.25%, 2/1/2041	220	264
2.50%, 5/12/2020		400	395	6.75%, 10/1/2037	150	181
3.50%, 6/15/2023		40	39	HSBC Bank USA NA/New York NY
4.75%, 7/15/2021		400	415	5.63%, 8/15/2035	500	571
Capital One NA				HSBC Holdings PLC
2.40%, 9/5/2019		750	745	3.40%, 3/8/2021	750	752
Citibank NA				3.90%, 5/25/2026	500	492
2.10%, 6/12/2020		700	688	4.25%, 8/18/2025	750	741
Citigroup Inc				6.10%, 1/14/2042	600	746
2.65%, 10/26/2020		750	740	HSBC USA Inc
2.75%, 4/25/2022		300	292	2.35%, 3/5/2020	500	495
2.90%, 12/8/2021		350	344	3.50%, 6/23/2024	500	494
3.30%, 4/27/2025		750	720	Industrial & Commercial Bank of China
3.67%, 7/24/2028(d)		750	717	Ltd/New York NY
3 Month LIBOR + 1.39%				2.45%, 10/20/2021	350	338
3.88%, 1/24/2039(d)		90	83	JPMorgan Chase & Co
3 Month LIBOR + 1.17%				2.20%, 10/22/2019	1,550	1,539
4.07%, 4/23/2029(d)		165	162	2.25%, 1/23/2020	530	524
3 Month LIBOR + 1.19%				2.30%, 8/15/2021	750	729
4.60%, 3/9/2026		1,000	1,011	2.40%, 6/7/2021	500	489
4.75%, 5/18/2046		350	343	2.55%, 3/1/2021	1,500	1,475
5.50%, 9/13/2025		800	856	2.78%, 4/25/2023(d)	250	243
6.68%, 9/13/2043		300	373	3 Month LIBOR + 0.94%
8.13%, 7/15/2039		429	618	3.20%, 1/25/2023	132	130
Compass Bank				3.51%, 1/23/2029(d)	200	191
3.88%, 4/10/2025		500	487	3 Month LIBOR + 0.95%
Cooperatieve Rabobank UA				3.54%, 5/1/2028(d)	500	480
3.88%, 2/8/2022		950	968	3 Month LIBOR + 1.38%
5.25%, 8/4/2045		500	535	3.63%, 5/13/2024	100	100
Cooperatieve Rabobank UA/NY				3.63%, 12/1/2027	500	473
3.38%, 5/21/2025		500	490	3.88%, 9/10/2024	25	25
Credit Suisse AG/New York NY				3.90%, 7/15/2025	750	751
3.00%, 10/29/2021		250	248	3.90%, 1/23/2049(d)	155	143
3.63%, 9/9/2024		500	496	3 Month LIBOR + 1.22%
5.40%, 1/14/2020		800	828	3.96%, 11/15/2048(d)	500	464
Credit Suisse Group Funding Guernsey Ltd				3 Month LIBOR + 1.38%
3.75%, 3/26/2025		1,000	964	4.01%, 4/23/2029(d)	350	346
3.80%, 9/15/2022		630	632	3 Month LIBOR + 1.12%

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
JPMorgan Chase & Co (continued)			Royal Bank of Canada	(continued)
4.03%, 7/24/2048(d)	$500	$468	4.65%, 1/27/2026		$500	$512
3 Month LIBOR + 1.46%			Royal Bank of Scotland Group PLC
4.50%, 1/24/2022	100	104	3.50%, 5/15/2023(d)		400	390
4.85%, 2/1/2044	400	426	3 Month LIBOR + 1.48%
5.60%, 7/15/2041	70	81	Santander Holdings USA Inc
KeyBank NA/Cleveland OH			2.65%, 4/17/2020		500	496
1.60%, 8/22/2019	500	493	Santander UK Group Holdings PLC
3.30%, 6/1/2025	500	488	3.57%, 1/10/2023		500	488
Korea Development Bank/The			Skandinaviska Enskilda Banken AB
2.75%, 3/19/2023	500	482	1.50%, 9/13/2019		500	492
3.38%, 9/16/2025	500	488	State Street Corp
Kreditanstalt fuer Wiederaufbau			2.55%, 8/18/2020		220	219
0.00%, 4/18/2036(e)	260	149	2.65%, 5/19/2026		500	468
1.00%, 7/15/2019	1,500	1,477	3.10%, 5/15/2023		50	49
1.50%, 4/20/2020	1,000	980	3.55%, 8/18/2025		200	200
1.50%, 6/15/2021	210	202	Sumitomo Mitsui Financial Group Inc
1.63%, 3/15/2021	1,535	1,490	2.06%, 7/14/2021		500	481
1.75%, 10/15/2019	550	545	2.44%, 10/19/2021		500	485
2.00%, 5/2/2025	280	263	2.78%, 7/12/2022		300	292
2.13%, 6/15/2022	400	389	2.85%, 1/11/2022		1,000	981
2.13%, 1/17/2023	500	484	3.36%, 7/12/2027		300	289
2.38%, 12/29/2022	440	431	3.45%, 1/11/2027		130	126
2.50%, 11/20/2024	300	292	Svenska Handelsbanken AB
2.75%, 9/8/2020	1,100	1,102	1.88%, 9/7/2021		1,000	958
4.00%, 1/27/2020	100	102	Toronto-Dominion Bank/The
Landwirtschaftliche Rentenbank			2.13%, 7/2/2019		750	746
2.38%, 6/10/2025	750	723	3.62%, 9/15/2031(d)		300	288
Lloyds Bank PLC			USSW5 Index Spread + 2.21%
2.70%, 8/17/2020	200	198	UBS AG/Stamford CT
Lloyds Banking Group PLC			4.88%, 8/4/2020		500	517
3.00%, 1/11/2022	800	783	US Bancorp
4.58%, 12/10/2025	500	492	3.00%, 3/15/2022		50	50
4.65%, 3/24/2026	400	396	3.15%, 4/27/2027		500	480
Manufacturers & Traders Trust Co			3.60%, 9/11/2024		750	744
2.10%, 2/6/2020	300	295	US Bank NA/Cincinnati OH
Mitsubishi UFJ Financial Group Inc			2.13%, 10/28/2019		500	496
2.76%, 9/13/2026	500	462	Wells Fargo & Co
2.95%, 3/1/2021	750	744	2.10%, 7/26/2021		500	482
Mizuho Financial Group Inc			2.60%, 7/22/2020		750	742
2.27%, 9/13/2021	300	289	3.00%, 1/22/2021		500	497
Morgan Stanley			3.00%, 4/22/2026		400	374
2.50%, 4/21/2021	1,000	979	3.00%, 10/23/2026		500	465
2.63%, 11/17/2021	1,000	976	3.30%, 9/9/2024		1,000	968
2.75%, 5/19/2022	300	293	3.45%, 2/13/2023		500	492
3.13%, 1/23/2023	220	215	3.58%, 5/22/2028(d)		300	287
3.13%, 7/27/2026	640	601	3 Month LIBOR + 1.31%
3.70%, 10/23/2024	1,000	996	4.10%, 6/3/2026		500	493
3.75%, 2/25/2023	100	100	4.65%, 11/4/2044		1,000	971
3.77%, 1/24/2029(d)	265	256	4.75%, 12/7/2046		250	247
3 Month LIBOR + 1.14%			5.38%, 2/7/2035		250	281
4.30%, 1/27/2045	250	241	Wells Fargo Bank NA
4.35%, 9/8/2026	500	498	2.15%, 12/6/2019		250	248
4.88%, 11/1/2022	650	678	Westpac Banking Corp
5.50%, 7/28/2021	1,000	1,063	1.60%, 8/19/2019		500	493
5.75%, 1/25/2021	100	106	2.10%, 5/13/2021		390	378
6.38%, 7/24/2042	200	249	2.70%, 8/19/2026		500	462
National Australia Bank Ltd/New York			2.85%, 5/13/2026		500	467
2.13%, 5/22/2020	400	393	4.88%, 11/19/2019		50	51
2.50%, 5/22/2022	400	387				$101,866
2.63%, 7/23/2020	500	495	Beverages - 0.66%
Oesterreichische Kontrollbank AG			Anheuser-Busch InBev Finance Inc
1.50%, 10/21/2020	220	214	2.65%, 2/1/2021		609	603
2.38%, 10/1/2021	750	739	3.65%, 2/1/2026		1,220	1,203
PNC Bank NA			4.90%, 2/1/2046		1,600	1,667
2.00%, 5/19/2020	300	295	Anheuser-Busch InBev Worldwide Inc
2.60%, 7/21/2020	250	248	3.75%, 7/15/2042		750	669
2.70%, 11/1/2022	300	290	5.00%, 4/15/2020		609	635
PNC Financial Services Group Inc/The			6.88%, 11/15/2019		40	42
3.30%, 3/8/2022	750	750	8.20%, 1/15/2039		40	58
6.70%, 6/10/2019	365	380
Royal Bank of Canada
2.35%, 10/30/2020	500	492

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Chemicals (continued)
Coca-Cola Co/The			Methanex Corp
2.45%, 11/1/2020	$750	$745	3.25%, 12/15/2019	$30	$30
2.90%, 5/25/2027	500	476	Monsanto Co
Diageo Capital PLC			2.75%, 7/15/2021	500	492
4.83%, 7/15/2020	50	52	3.95%, 4/15/2045	500	443
Diageo Investment Corp			Mosaic Co/The
2.88%, 5/11/2022	780	771	4.25%, 11/15/2023	300	304
Dr Pepper Snapple Group Inc			5.45%, 11/15/2033	500	511
3.13%, 12/15/2023	500	481	5.63%, 11/15/2043	25	26
Maple Escrow Subsidiary Inc			Nutrien Ltd
4.06%, 5/25/2023(c)	285	287	3.00%, 4/1/2025	150	140
Molson Coors Brewing Co			3.63%, 3/15/2024	550	539
2.10%, 7/15/2021	500	481	5.25%, 1/15/2045	300	321
4.20%, 7/15/2046	250	224	PPG Industries Inc
PepsiCo Inc			3.60%, 11/15/2020	50	51
1.35%, 10/4/2019	750	738	Praxair Inc
2.38%, 10/6/2026	500	457	2.20%, 8/15/2022	50	48
2.75%, 3/5/2022	280	278	Sherwin-Williams Co/The
3.60%, 8/13/2042	400	377	3.45%, 6/1/2027	180	171
Pepsi-Cola Metropolitan Bottling Co Inc			Westlake Chemical Corp
7.00%, 3/1/2029	350	451	5.00%, 8/15/2046	350	362
		$10,695			$6,174
Biotechnology - 0.51%			Commercial Mortgage Backed Securities - 2.09%
Amgen Inc			CFCRE Commercial Mortgage Trust 2017-
3.88%, 11/15/2021	500	511	C8
4.10%, 6/15/2021	1,000	1,027	3.57%, 6/15/2050	1,000	992
4.66%, 6/15/2051	360	361	Citigroup Commercial Mortgage Trust 2013-
5.75%, 3/15/2040	530	610	GC15
Baxalta Inc			4.37%, 9/10/2046(f)	500	525
3.60%, 6/23/2022	750	746	Citigroup Commercial Mortgage Trust 2015-
5.25%, 6/23/2045	250	264	GC33
Biogen Inc			3.52%, 9/10/2058	1,000	1,000
2.90%, 9/15/2020	500	498	COMM 2012-CCRE2 Mortgage Trust
4.05%, 9/15/2025	160	162	3.79%, 8/15/2045	200	202
Celgene Corp			COMM 2012-CCRE4 Mortgage Trust
3.25%, 2/20/2023	85	83	3.25%, 10/15/2045	500	490
3.88%, 8/15/2025	790	775	COMM 2014-CCRE15 Mortgage Trust
3.90%, 2/20/2028	130	125	4.07%, 2/10/2047(f)	500	518
4.35%, 11/15/2047	120	109	COMM 2014-CCRE20 Mortgage Trust
4.55%, 2/20/2048	130	121	3.59%, 11/10/2047	302	304
5.00%, 8/15/2045	230	230	COMM 2014-LC15 Mortgage Trust
Gilead Sciences Inc			4.20%, 4/10/2047	350	359
1.95%, 3/1/2022	300	287	COMM 2014-UBS3 Mortgage Trust
2.35%, 2/1/2020	300	298	3.82%, 6/10/2047	550	562
2.95%, 3/1/2027	150	141	COMM 2015-DC1 Mortgage Trust
3.70%, 4/1/2024	600	605	3.08%, 2/10/2048	500	488
4.00%, 9/1/2036	200	193	COMM 2015-LC19 Mortgage Trust
4.60%, 9/1/2035	590	611	3.18%, 2/10/2048	500	490
4.75%, 3/1/2046	400	416	COMM 2015-PC1 Mortgage Trust
		$8,173	3.90%, 7/10/2050	885	903
Building Materials - 0.08%			Commercial Mortgage Pass Through
Johnson Controls International plc			Certificates
3.75%, 12/1/2021	355	360	3.76%, 2/10/2049	2,000	2,024
5.13%, 9/14/2045	500	535	Fannie Mae-Aces
5.25%, 12/1/2041	30	32	2.30%, 9/25/2022(f)	465	452
Masco Corp			2.48%, 4/25/2022	449	442
4.45%, 4/1/2025	300	303	2.51%, 11/25/2022(f)	1,000	976
Owens Corning			2.52%, 4/25/2023(f)	318	312
4.20%, 12/15/2022	30	31	2.84%, 4/25/2025(f)	800	787
		$1,261	2.94%, 1/25/2026(f)	1,601	1,572
Chemicals - 0.38%			2.99%, 12/25/2027(f)	1,000	969
Dow Chemical Co/The			3.12%, 8/25/2024(f)	972	982
3.50%, 10/1/2024	250	245	3.46%, 1/25/2024(f)	4	4
9.40%, 5/15/2039	380	597	4.33%, 3/25/2020(f)	79	80
Eastman Chemical Co			Freddie Mac Multifamily Structured Pass
2.70%, 1/15/2020	550	547	Through Certificates
EI du Pont de Nemours & Co			2.08%, 12/25/2019	6	6
3.63%, 1/15/2021	750	762	2.87%, 12/25/2021	350	349
4.15%, 2/15/2043	50	47	3.02%, 2/25/2023	73	74
LYB International Finance BV			3.06%, 7/25/2023(f)	150	150
4.88%, 3/15/2044	530	538	3.17%, 10/25/2024	1,000	1,006
			3.21%, 3/25/2025	1,248	1,253
			3.24%, 4/25/2027	250	249

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Services (continued)
Freddie Mac Multifamily Structured Pass				Ecolab Inc
Through Certificates (continued)				5.50%, 12/8/2041	$400	$477
3.30%, 4/25/2023(f)		$500	$507	Massachusetts Institute of Technology
3.30%, 7/25/2024		500	507	3.89%, 7/1/2116	375	350
3.41%, 12/25/2026		2,000	2,020	3.96%, 7/1/2038	185	196
3.53%, 6/25/2020		335	339	4.68%, 7/1/2114	100	111
4.33%, 10/25/2020(f)		500	516	Moody's Corp
GS Mortgage Securities Trust 2011-GC5				4.50%, 9/1/2022	500	520
3.71%, 8/10/2044		375	381	5.25%, 7/15/2044	90	103
GS Mortgage Securities Trust 2013-GCJ14				S&P Global Inc
4.24%, 8/10/2046		50	52	4.00%, 6/15/2025	350	355
GS Mortgage Securities Trust 2015-GC28				6.55%, 11/15/2037	30	39
3.40%, 2/10/2048		600	596	Total System Services Inc
GS Mortgage Securities Trust 2016-GS2				3.80%, 4/1/2021	500	502
3.05%, 5/10/2049		1,000	963	4.80%, 4/1/2026	500	520
JPMBB Commercial Mortgage Securities				University of Southern California
Trust 2013-C14				5.25%, 10/1/2111	20	24
4.41%, 8/15/2046(f)		500	518	Western Union Co/The
JPMBB Commercial Mortgage Securities				5.25%, 4/1/2020	30	31
Trust 2014-C18						$3,550
4.08%, 2/15/2047		50	52	Computers - 0.75%
JPMBB Commercial Mortgage Securities				Apple Inc
Trust 2014-C19				1.55%, 2/7/2020	500	492
3.67%, 4/15/2047		500	507	2.25%, 2/23/2021	625	616
Morgan Stanley Bank of America Merrill				2.30%, 5/11/2022	290	282
Lynch Trust 2013-C11				2.45%, 8/4/2026	750	692
3.09%, 8/15/2046		44	44	2.85%, 2/23/2023	750	743
4.16%, 8/15/2046(f)		1,130	1,176	2.90%, 9/12/2027	300	285
Morgan Stanley Bank of America Merrill				3.00%, 11/13/2027	190	182
Lynch Trust 2013-C12				3.20%, 5/13/2025	560	551
4.26%, 10/15/2046(f)		500	520	3.25%, 2/23/2026	750	739
Morgan Stanley Bank of America Merrill				3.35%, 2/9/2027	280	276
Lynch Trust 2014-C15				3.45%, 2/9/2045	300	271
4.05%, 4/15/2047		580	598	3.75%, 9/12/2047	200	190
Morgan Stanley Bank of America Merrill				3.75%, 11/13/2047	120	115
Lynch Trust 2015-C20				3.85%, 5/4/2043	550	534
3.25%, 2/15/2048		500	492	4.38%, 5/13/2045	80	84
Morgan Stanley Bank of America Merrill				4.65%, 2/23/2046	170	186
Lynch Trust 2015-C21				Dell International LLC / EMC Corp
3.15%, 3/15/2048		575	573	3.48%, 6/1/2019(c)	295	296
Morgan Stanley Capital I Trust 2017-H1				4.42%, 6/15/2021(c)	800	815
3.26%, 6/15/2050		2,000	1,947	6.02%, 6/15/2026(c)	300	317
SG Commercial Mortgage Securities Trust				8.10%, 7/15/2036(c)	220	259
2016	-C5			8.35%, 7/15/2046(c)	185	225
3.06%, 10/10/2048		950	913	DXC Technology Co
UBS Commercial Mortgage Trust 2012-C1				4.75%, 4/15/2027	100	102
3.00%, 5/10/2045		28	28	Hewlett Packard Enterprise Co
3.40%, 5/10/2045		69	69	3.60%, 10/15/2020	320	322
UBS-Barclays Commercial Mortgage Trust				4.90%, 10/15/2025	200	206
2012	-C3			6.35%, 10/15/2045	100	101
3.09%, 8/10/2049		50	50	HP Inc
UBS-Barclays Commercial Mortgage Trust				6.00%, 9/15/2041	280	286
2012	-C4			International Business Machines Corp
2.85%, 12/10/2045		100	98	1.63%, 5/15/2020	500	489
WFRBS Commercial Mortgage Trust 2012-				2.25%, 2/19/2021	140	138
C7				2.50%, 1/27/2022	500	492
2.30%, 6/15/2045		335	333	3.45%, 2/19/2026	750	745
WFRBS Commercial Mortgage Trust 2012-				4.70%, 2/19/2046	145	160
C9				7.00%, 10/30/2025	370	450
3.39%, 11/15/2045		500	498	Seagate HDD Cayman
WFRBS Commercial Mortgage Trust 2013-				4.75%, 6/1/2023	550	541
C14						$12,182
3.34%, 6/15/2046		500	500	Consumer Products - 0.02%
WFRBS Commercial Mortgage Trust 2014-				Church & Dwight Co Inc
C20				3.95%, 8/1/2047	200	183
4.00%, 5/15/2047		500	514	Clorox Co/The
			$33,831	3.80%, 11/15/2021	30	31
Commercial Services - 0.22%				Kimberly-Clark Corp
California Institute of Technology				2.40%, 3/1/2022	30	29
4.32%, 8/1/2045		50	54			$243
4.70%, 11/1/2111		250	268

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Cosmetics & Personal Care - 0.12%			Diversified Financial Services (continued)
Colgate-Palmolive Co			Visa Inc
2.45%, 11/15/2021	$500	$494	2.20%, 12/14/2020	$375	$369
Procter & Gamble Co/The			3.15%, 12/14/2025	360	352
1.70%, 11/3/2021	500	481	3.65%, 9/15/2047	500	475
2.30%, 2/6/2022	500	490	4.15%, 12/14/2035	140	147
Unilever Capital Corp					$11,016
4.25%, 2/10/2021	500	517	Electric - 1.67%
		$1,982	Ameren Illinois Co
Credit Card Asset Backed Securities - 0.35%			2.70%, 9/1/2022	530	519
American Express Credit Account Master			Berkshire Hathaway Energy Co
Trust			3.75%, 11/15/2023	750	761
1.93%, 9/15/2022	1,025	1,011	3.80%, 7/15/2048	65	61
Barclays Dryrock Issuance Trust			6.13%, 4/1/2036	450	567
2.20%, 12/15/2022	760	751	Commonwealth Edison Co
Chase Issuance Trust			4.70%, 1/15/2044	150	164
1.37%, 6/15/2021	1,000	988	Consolidated Edison Co of New York Inc
Citibank Credit Card Issuance Trust			4.30%, 12/1/2056	350	350
2.88%, 1/23/2023	605	605	6.75%, 4/1/2038	530	712
Discover Card Execution Note Trust			Consumers Energy Co
2.12%, 12/15/2021	500	497	6.70%, 9/15/2019	620	650
2.39%, 7/15/2024	1,150	1,127	Dominion Energy Inc
Synchrony Credit Card Master Note Trust			2.50%, 12/1/2019	300	298
2.21%, 5/15/2024	250	244	4.05%, 9/15/2042	500	469
2.97%, 3/15/2024	445	445	DTE Electric Co
		$5,668	3.70%, 3/15/2045	200	190
Distribution & Wholesale - 0.03%			DTE Energy Co
WW Grainger Inc			3.50%, 6/1/2024	500	492
4.60%, 6/15/2045	500	520	Duke Energy Carolinas LLC
			4.00%, 9/30/2042	280	280
Diversified Financial Services - 0.68%			5.30%, 2/15/2040	250	295
Air Lease Corp			6.00%, 12/1/2028	500	592
3.75%, 2/1/2022	70	70	Duke Energy Corp
American Express Co			1.80%, 9/1/2021	500	477
4.05%, 12/3/2042	500	492	Duke Energy Florida LLC
American Express Credit Corp			3.20%, 1/15/2027	500	485
2.25%, 8/15/2019	750	746	3.40%, 10/1/2046	200	180
3.30%, 5/3/2027	500	483	Duke Energy Progress LLC
Ameriprise Financial Inc			4.38%, 3/30/2044	400	424
4.00%, 10/15/2023	775	796	Edison International
AXA Equitable Holdings Inc			2.95%, 3/15/2023	350	339
4.35%, 4/20/2028(c)	140	137	Emera US Finance LP
BlackRock Inc			2.15%, 6/15/2019	500	495
3.38%, 6/1/2022	30	30	Enel Generacion Chile SA
4.25%, 5/24/2021	500	518	4.25%, 4/15/2024	30	30
Charles Schwab Corp/The			Entergy Arkansas Inc
3.00%, 3/10/2025	300	290	3.75%, 2/15/2021	30	30
CME Group Inc			Entergy Corp
3.00%, 3/15/2025	500	487	5.13%, 9/15/2020	30	31
GE Capital International Funding Co			Entergy Louisiana LLC
Unlimited Co			3.12%, 9/1/2027	300	288
2.34%, 11/15/2020	500	490	3.25%, 4/1/2028	500	481
3.37%, 11/15/2025	1,000	960	Exelon Corp
4.42%, 11/15/2035	1,000	964	4.95%, 6/15/2035	320	348
Intercontinental Exchange Inc			5.15%, 12/1/2020	500	519
2.75%, 12/1/2020	500	498	Exelon Generation Co LLC
4.00%, 10/15/2023	25	26	4.25%, 6/15/2022	500	513
Jefferies Group LLC			FirstEnergy Corp
6.88%, 4/15/2021	280	304	3.90%, 7/15/2027	400	393
8.50%, 7/15/2019	33	35	4.85%, 7/15/2047	400	417
Legg Mason Inc			Florida Power & Light Co
4.75%, 3/15/2026	500	517	2.75%, 6/1/2023	500	489
5.63%, 1/15/2044	25	27	3.70%, 12/1/2047	70	67
Mastercard Inc			4.05%, 10/1/2044	25	25
3.38%, 4/1/2024	150	151	5.65%, 2/1/2037	250	305
National Rural Utilities Cooperative Finance			Georgia Power Co
Corp			3.25%, 3/30/2027	750	714
2.85%, 1/27/2025	100	96	Great Plains Energy Inc
3.05%, 2/15/2022	530	527	4.85%, 6/1/2021	30	31
Nomura Holdings Inc			Hydro-Quebec
6.70%, 3/4/2020	500	529	8.05%, 7/7/2024	530	661
Private Export Funding Corp			Mississippi Power Co
2.80%, 5/15/2022	500	500	4.25%, 3/15/2042	30	29

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Electrical Components & Equipment (continued)
NextEra Energy Capital Holdings Inc			Emerson Electric Co (continued)
4.50%, 6/1/2021	$50	$52	4.88%, 10/15/2019	$30	$31
Northern States Power Co/MN					$60
5.35%, 11/1/2039	30	36	Electronics - 0.07%
NSTAR Electric Co			Arrow Electronics Inc
2.38%, 10/15/2022	500	484	4.50%, 3/1/2023	30	31
3.20%, 5/15/2027	300	290	Corning Inc
Oncor Electric Delivery Co LLC			4.25%, 8/15/2020	500	511
5.25%, 9/30/2040	530	621	Honeywell International Inc
Pacific Gas & Electric Co			3.35%, 12/1/2023	500	507
3.75%, 2/15/2024	125	125	Jabil Inc
5.40%, 1/15/2040	30	33	4.70%, 9/15/2022	30	31
5.80%, 3/1/2037	500	567	Koninklijke Philips NV
6.35%, 2/15/2038	400	481	5.00%, 3/15/2042	30	33
PacifiCorp			Tyco Electronics Group SA
6.00%, 1/15/2039	500	638	7.13%, 10/1/2037	37	51
PECO Energy Co					$1,164
1.70%, 9/15/2021	60	57	Environmental Control - 0.11%
2.38%, 9/15/2022	330	320	Republic Services Inc
3.70%, 9/15/2047	297	288	2.90%, 7/1/2026	500	464
4.15%, 10/1/2044	400	412	3.20%, 3/15/2025	300	292
Potomac Electric Power Co			5.50%, 9/15/2019	25	26
3.60%, 3/15/2024	30	30	Waste Management Inc
PPL Capital Funding Inc			3.50%, 5/15/2024	1,000	997
3.50%, 12/1/2022	700	699			$1,779
PPL Electric Utilities Corp			Federal & Federally Sponsored Credit - 0.01%
3.95%, 6/1/2047	300	298	Federal Farm Credit Banks
Progress Energy Inc			1.58%, 2/17/2021	150	146
3.15%, 4/1/2022	40	40
7.75%, 3/1/2031	500	672	Finance - Mortgage Loan/Banker - 1.43%
PSEG Power LLC			Fannie Mae
8.63%, 4/15/2031	300	395	0.00%, 10/9/2019(e)	85	82
Public Service Co of Colorado			0.88%, 8/2/2019	500	492
3.80%, 6/15/2047	400	389	1.00%, 8/28/2019	250	246
Puget Energy Inc			1.13%, 7/26/2019	2,200	2,169
6.00%, 9/1/2021	500	536	1.25%, 2/26/2019	2,000	1,985
Puget Sound Energy Inc			1.25%, 5/6/2021	300	289
4.30%, 5/20/2045	400	416	1.38%, 2/26/2021	250	242
San Diego Gas & Electric Co			1.50%, 11/30/2020	500	488
3.60%, 9/1/2023	30	30	1.70%, 1/27/2020	500	494
4.50%, 8/15/2040	350	375	1.88%, 12/28/2020	300	295
Sempra Energy			2.00%, 1/5/2022	500	489
2.40%, 3/15/2020	200	198	2.13%, 4/24/2026	1,000	941
4.00%, 2/1/2048	70	65	2.63%, 9/6/2024	500	494
6.00%, 10/15/2039	334	404	5.63%, 7/15/2037	65	87
South Carolina Electric & Gas Co			6.63%, 11/15/2030	500	675
5.45%, 2/1/2041	540	587	7.13%, 1/15/2030	250	345
Southern California Edison Co			7.25%, 5/15/2030	249	349
5.50%, 3/15/2040	350	420	Federal Home Loan Banks
5.95%, 2/1/2038	30	37	0.88%, 8/5/2019	1,000	983
Southern Co/The			1.00%, 9/26/2019	250	246
2.35%, 7/1/2021	400	389	1.13%, 6/21/2019	1,000	988
Southern Power Co			1.13%, 7/14/2021	950	910
2.50%, 12/15/2021	300	292	1.38%, 11/15/2019	1,000	986
4.95%, 12/15/2046	300	302	1.38%, 9/28/2020	500	487
Southwestern Electric Power Co			1.38%, 2/18/2021	500	485
6.20%, 3/15/2040	390	489	1.63%, 6/14/2019	800	795
Southwestern Public Service Co			1.88%, 3/13/2020	500	494
4.50%, 8/15/2041	300	319	4.13%, 3/13/2020	100	103
TransAlta Corp			5.50%, 7/15/2036	50	66
6.50%, 3/15/2040	30	30	5.63%, 6/11/2021	65	71
Union Electric Co			Freddie Mac
3.65%, 4/15/2045	500	466	1.25%, 10/2/2019	1,500	1,478
Virginia Electric & Power Co			1.38%, 5/1/2020	500	490
3.15%, 1/15/2026	500	482	1.40%, 8/22/2019	163	161
WEC Energy Group Inc			1.50%, 1/17/2020	500	493
3.55%, 6/15/2025	70	69	1.75%, 5/30/2019	250	249
		$27,004	2.38%, 1/13/2022	1,750	1,733
Electrical Components & Equipment - 0.00%			2.50%, 4/23/2020	1,000	1,000
Emerson Electric Co			4.88%, 6/13/2018	63	63
2.63%, 2/15/2023	30	29	6.25%, 7/15/2032	500	672

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2018 (unaudited)

Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Healthcare - Products (continued)
Freddie Mac (continued)			Becton Dickinson and Co	(continued)
6.75%, 3/15/2031	$43	$59	5.00%, 11/12/2040		$30	$31
		$23,174	Boston Scientific Corp
Food - 0.33%			3.85%, 5/15/2025		950	946
Campbell Soup Co			6.00%, 1/15/2020		30	31
4.25%, 4/15/2021	30	31	Danaher Corp
General Mills Inc			4.38%, 9/15/2045		300	318
3.15%, 12/15/2021	30	30	Medtronic Inc
4.20%, 4/17/2028	150	148	3.15%, 3/15/2022		1,000	1,001
JM Smucker Co/The			3.50%, 3/15/2025		780	778
3.00%, 3/15/2022	300	296	4.38%, 3/15/2035		234	246
4.25%, 3/15/2035	300	293	4.63%, 3/15/2044		500	535
Kellogg Co			5.55%, 3/15/2040		40	47
2.65%, 12/1/2023	460	437	Stryker Corp
4.00%, 12/15/2020	400	410	3.50%, 3/15/2026		500	493
Koninklijke Ahold Delhaize NV			4.38%, 5/15/2044		25	25
5.70%, 10/1/2040	30	34	Thermo Fisher Scientific Inc
Kraft Heinz Foods Co			2.95%, 9/19/2026		300	279
3.00%, 6/1/2026	285	260	4.15%, 2/1/2024		600	613
3.50%, 6/6/2022	500	499	4.70%, 5/1/2020		30	31
3.50%, 7/15/2022	500	497	Zimmer Biomet Holdings Inc
3.95%, 7/15/2025	120	118	3.15%, 4/1/2022		200	197
4.38%, 6/1/2046	345	308	3.55%, 4/1/2025		500	481
5.38%, 2/10/2020	30	31				$8,577
6.50%, 2/9/2040	30	34	Healthcare - Services - 0.49%
Kroger Co/The			Aetna Inc
2.95%, 11/1/2021	500	494	6.63%, 6/15/2036		13	16
4.65%, 1/15/2048	300	284	6.75%, 12/15/2037		205	265
5.15%, 8/1/2043	300	304	AHS Hospital Corp
5.40%, 7/15/2040	30	31	5.02%, 7/1/2045		400	455
Sysco Corp			Anthem Inc
3.30%, 7/15/2026	500	478	3.50%, 8/15/2024		450	441
Tyson Foods Inc			3.65%, 12/1/2027		300	287
4.88%, 8/15/2034	350	361	4.38%, 12/1/2047		300	282
		$5,378	4.65%, 1/15/2043		30	29
Forest Products & Paper - 0.09%			4.65%, 8/15/2044		650	640
Georgia-Pacific LLC			Cigna Corp
7.75%, 11/15/2029	20	27	3.88%, 10/15/2047		95	83
8.00%, 1/15/2024	400	487	4.00%, 2/15/2022		600	611
International Paper Co			Coventry Health Care Inc
3.65%, 6/15/2024	250	247	5.45%, 6/15/2021		108	114
4.40%, 8/15/2047	250	232	Duke University Health System Inc
7.30%, 11/15/2039	326	420	3.92%, 6/1/2047		300	296
		$1,413	Humana Inc
Gas - 0.09%			2.63%, 10/1/2019		20	20
Atmos Energy Corp			4.63%, 12/1/2042		500	502
4.13%, 10/15/2044	250	253	Laboratory Corp of America Holdings
Dominion Energy Gas Holdings LLC			4.70%, 2/1/2045		250	247
3.55%, 11/1/2023	30	30	Memorial Sloan-Kettering Cancer Center
4.60%, 12/15/2044	200	205	4.13%, 7/1/2052		150	154
ONE Gas Inc			4.20%, 7/1/2055		250	260
3.61%, 2/1/2024	50	50	Northwell Healthcare Inc
Southern California Gas Co			3.98%, 11/1/2046		500	460
3.15%, 9/15/2024	500	493	Providence St Joseph Health Obligated
Washington Gas Light Co			Group
3.80%, 9/15/2046	500	490	3.74%, 10/1/2047		250	234
		$1,521	Quest Diagnostics Inc
Hand & Machine Tools - 0.05%			4.75%, 1/30/2020		12	12
Snap-on Inc			Trinity Health Corp
3.25%, 3/1/2027	500	484	4.13%, 12/1/2045		250	248
Stanley Black & Decker Inc			UnitedHealth Group Inc
3.40%, 12/1/2021	250	252	2.70%, 7/15/2020		300	299
		$736	3.75%, 7/15/2025		190	191
Healthcare - Products - 0.53%			4.70%, 2/15/2021		500	520
Abbott Laboratories			4.75%, 7/15/2045		500	547
2.00%, 3/15/2020	300	295	6.50%, 6/15/2037		500	656
2.90%, 11/30/2021	460	455				$7,869
3.75%, 11/30/2026	410	406	Housewares - 0.06%
4.75%, 4/15/2043	300	317	Newell Brands Inc
4.90%, 11/30/2046	310	334	2.88%, 12/1/2019		200	199
Becton Dickinson and Co
3.73%, 12/15/2024	731	718

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Housewares (continued)			Internet - 0.33%
Newell Brands Inc (continued)			Alibaba Group Holding Ltd
4.20%, 4/1/2026	$750	$738	3.40%, 12/6/2027	$260	$247
		$937	3.60%, 11/28/2024	1,000	989
Insurance - 0.81%			4.40%, 12/6/2057	240	227
Aflac Inc			Alphabet Inc
3.63%, 11/15/2024	300	300	2.00%, 8/15/2026	500	451
Alleghany Corp			3.63%, 5/19/2021	40	41
4.90%, 9/15/2044	500	512	Amazon.com Inc
			2.40%, 2/22/2023(c)	300	289
Allstate Corp/The
3.28%, 12/15/2026	300	291	2.50%, 11/29/2022	40	39
5.35%, 6/1/2033	350	398	2.60%, 12/5/2019	500	500
			3.15%, 8/22/2027(c)	450	435
American International Group Inc			3.88%, 8/22/2037(c)	340	340
3.90%, 4/1/2026	750	733
4.20%, 4/1/2028	130	129	4.80%, 12/5/2034	350	390
4.38%, 1/15/2055	300	264	eBay Inc
4.80%, 7/10/2045	260	258	2.20%, 8/1/2019	1,000	993
4.88%, 6/1/2022	850	892	2.60%, 7/15/2022	450	436
5.75%, 4/1/2048(d)	400	395			$5,377
3 Month LIBOR + 2.87%			Iron & Steel - 0.04%
Aon Corp			Nucor Corp
5.00%, 9/30/2020	480	499	4.00%, 8/1/2023	250	257
Aon PLC			Vale Overseas Ltd
3.50%, 6/14/2024	250	246	4.38%, 1/11/2022	300	301
4.75%, 5/15/2045	270	270	6.88%, 11/10/2039	50	57
AXA SA					$615
8.60%, 12/15/2030	30	40	Leisure Products & Services - 0.05%
Berkshire Hathaway Finance Corp			Carnival Corp
4.25%, 1/15/2021	350	363	3.95%, 10/15/2020	25	26
Berkshire Hathaway Inc			Harley-Davidson Inc
3.13%, 3/15/2026	275	267	3.50%, 7/28/2025	300	291
3.75%, 8/15/2021	750	769	Royal Caribbean Cruises Ltd
4.50%, 2/11/2043	350	371	5.25%, 11/15/2022	300	318
Chubb Corp/The			7.50%, 10/15/2027	100	122
6.50%, 5/15/2038	326	427			$757
Chubb INA Holdings Inc			Lodging - 0.06%
2.70%, 3/13/2023	300	291	Marriott International Inc/MD
2.88%, 11/3/2022	500	493	2.30%, 1/15/2022	350	336
5.90%, 6/15/2019	30	31	2.88%, 3/1/2021	600	594
CNA Financial Corp			Wyndham Destinations Inc
5.75%, 8/15/2021	40	43	3.90%, 3/1/2023	25	24
First American Financial Corp					$954
4.60%, 11/15/2024	300	303	Machinery - Construction & Mining - 0.09%
Lincoln National Corp			Caterpillar Financial Services Corp
6.15%, 4/7/2036	20	23	1.70%, 8/9/2021	250	240
Manulife Financial Corp			1.93%, 10/1/2021	500	481
4.15%, 3/4/2026	300	302	2.40%, 8/9/2026	250	229
Marsh & McLennan Cos Inc			Caterpillar Inc
2.35%, 9/10/2019	25	25	3.40%, 5/15/2024	500	501
2.35%, 3/6/2020	200	198	3.80%, 8/15/2042	50	49
MetLife Inc					$1,500
3.60%, 11/13/2025	400	396	Machinery - Diversified - 0.08%
4.05%, 3/1/2045	200	187	Cummins Inc
4.75%, 2/8/2021	579	604	4.88%, 10/1/2043	25	27
6.40%, 12/15/2066	430	463	John Deere Capital Corp
PartnerRe Finance B LLC			2.75%, 3/15/2022	530	522
5.50%, 6/1/2020	40	41	2.80%, 3/6/2023	500	490
Progressive Corp/The			3.35%, 6/12/2024	300	300
3.75%, 8/23/2021	30	30	Xylem Inc/NY
4.35%, 4/25/2044	30	31	4.88%, 10/1/2021	17	18
Prudential Financial Inc					$1,357
3.91%, 12/7/2047	475	437	Media - 0.88%
5.20%, 3/15/2044(d)	400	400
3 Month LIBOR + 3.04%			21st Century Fox America Inc
			3.38%, 11/15/2026	170	164
5.70%, 12/14/2036	280	326	4.50%, 2/15/2021	500	517
Reinsurance Group of America Inc			4.75%, 11/15/2046	200	211
4.70%, 9/15/2023	30	31	6.40%, 12/15/2035	50	61
Travelers Cos Inc/The			7.85%, 3/1/2039	250	355
6.25%, 6/15/2037	533	675	CBS Corp
Voya Financial Inc			2.90%, 6/1/2023(c)	1,000	954
3.65%, 6/15/2026	335	322	4.85%, 7/1/2042	300	289
		$13,076	7.88%, 7/30/2030	30	38

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Miscellaneous Manufacturers - 0.32%
Charter Communications Operating LLC /			3M Co
Charter Communications Operating Capital			2.00%, 6/26/2022	$500	$483
3.75%, 2/15/2028	$500	$457	Dover Corp
4.46%, 7/23/2022	500	510	5.38%, 3/1/2041	30	35
5.38%, 5/1/2047	500	466	Eaton Corp
5.75%, 4/1/2048	140	137	2.75%, 11/2/2022	520	507
6.38%, 10/23/2035	30	32	4.15%, 11/2/2042	20	20
Comcast Corp			General Electric Co
2.75%, 3/1/2023	50	48	3.15%, 9/7/2022	500	494
3.13%, 7/15/2022	575	568	4.50%, 3/11/2044	500	485
3.15%, 2/15/2028	170	158	4.63%, 1/7/2021	50	52
3.38%, 2/15/2025	600	583	5.88%, 1/14/2038	750	858
3.38%, 8/15/2025	300	290	6.75%, 3/15/2032	250	308
3.90%, 3/1/2038	200	183	Illinois Tool Works Inc
4.00%, 3/1/2048	200	179	3.50%, 3/1/2024	540	546
4.50%, 1/15/2043	25	24	Ingersoll-Rand Luxembourg Finance SA
4.60%, 8/15/2045	270	264	2.63%, 5/1/2020	500	495
5.65%, 6/15/2035	500	561	Parker-Hannifin Corp
6.40%, 3/1/2040	500	611	3.30%, 11/21/2024	300	298
6.45%, 3/15/2037	560	689	3.50%, 9/15/2022	30	30
Discovery Communications LLC			Textron Inc
3.95%, 6/15/2025(c)	350	341	4.00%, 3/15/2026	500	497
3.95%, 3/20/2028	500	473			$5,108
5.20%, 9/20/2047	300	290	Office & Business Equipment - 0.02%
6.35%, 6/1/2040	40	45	Xerox Corp
Grupo Televisa SAB			4.50%, 5/15/2021	30	30
5.00%, 5/13/2045	300	268	6.75%, 12/15/2039	250	258
RELX Capital Inc					$288
3.13%, 10/15/2022	16	16	Oil & Gas - 1.73%
Thomson Reuters Corp			Anadarko Petroleum Corp
3.35%, 5/15/2026	400	369	6.20%, 3/15/2040	430	497
3.95%, 9/30/2021	200	202	Apache Corp
5.85%, 4/15/2040	30	33	3.63%, 2/1/2021	530	533
Time Warner Cable LLC			4.75%, 4/15/2043	280	275
4.50%, 9/15/2042	1,000	844	BP Capital Markets PLC
7.30%, 7/1/2038	60	70	2.52%, 1/15/2020	500	499
Time Warner Inc			3.02%, 1/16/2027	1,000	950
2.95%, 7/15/2026	400	364	3.25%, 5/6/2022	640	640
3.55%, 6/1/2024	500	489	Canadian Natural Resources Ltd
4.85%, 7/15/2045	500	484	3.80%, 4/15/2024	750	747
4.88%, 3/15/2020	430	444	Cenovus Energy Inc
Viacom Inc			3.00%, 8/15/2022	300	288
3.88%, 12/15/2021	530	534	4.25%, 4/15/2027	300	289
Walt Disney Co/The			Chevron Corp
3.75%, 6/1/2021	525	536	2.19%, 11/15/2019	350	348
7.00%, 3/1/2032	30	40	2.36%, 12/5/2022	350	339
		$14,191	2.42%, 11/17/2020	175	174
Metal Fabrication & Hardware - 0.01%			2.43%, 6/24/2020	290	288
Precision Castparts Corp			2.95%, 5/16/2026	180	173
3.90%, 1/15/2043	193	189	3.33%, 11/17/2025	165	164
			CNOOC Finance 2013 Ltd
Mining - 0.19%			3.00%, 5/9/2023	500	483
Barrick North America Finance LLC			CNOOC Nexen Finance 2014 ULC
5.75%, 5/1/2043	280	322	4.25%, 4/30/2024	500	509
BHP Billiton Finance USA Ltd			ConocoPhillips
5.00%, 9/30/2043	500	570	6.50%, 2/1/2039	490	635
Goldcorp Inc			ConocoPhillips Co
3.63%, 6/9/2021	30	30	4.95%, 3/15/2026	500	540
3.70%, 3/15/2023	500	495	Devon Energy Corp
Newmont Mining Corp			3.25%, 5/15/2022	300	296
3.50%, 3/15/2022	500	499	5.60%, 7/15/2041	495	556
6.25%, 10/1/2039	100	119	Ecopetrol SA
Rio Tinto Alcan Inc			5.88%, 9/18/2023	1,040	1,100
5.75%, 6/1/2035	400	473	EOG Resources Inc
6.13%, 12/15/2033	30	36	2.63%, 3/15/2023	480	462
Southern Copper Corp			4.15%, 1/15/2026	500	512
5.38%, 4/16/2020	40	42	4.40%, 6/1/2020	40	41
5.88%, 4/23/2045	350	378	Equinor ASA
6.75%, 4/16/2040	100	117	3.15%, 1/23/2022	300	300
		$3,081	Exxon Mobil Corp
			1.91%, 3/6/2020	500	494
			2.40%, 3/6/2022	500	491
			2.71%, 3/6/2025	200	193

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Packaging & Containers - 0.00%
Hess Corp			Packaging Corp of America
4.30%, 4/1/2027	$300	$294	4.50%, 11/1/2023	$25	$26
7.13%, 3/15/2033	21	25
7.30%, 8/15/2031	349	412	Pharmaceuticals - 1.36%
HollyFrontier Corp			AbbVie Inc
5.88%, 4/1/2026	500	539	2.50%, 5/14/2020	620	615
Husky Energy Inc			2.90%, 11/6/2022	550	537
4.00%, 4/15/2024	500	503	3.20%, 5/14/2026	390	367
Kerr-McGee Corp			3.60%, 5/14/2025	150	146
6.95%, 7/1/2024	400	461	4.30%, 5/14/2036	240	232
Marathon Oil Corp			4.45%, 5/14/2046	270	261
3.85%, 6/1/2025	500	494	4.50%, 5/14/2035	220	219
4.40%, 7/15/2027	300	304	4.70%, 5/14/2045	320	323
Marathon Petroleum Corp			Allergan Funding SCS
3.63%, 9/15/2024	500	494	3.00%, 3/12/2020	685	682
5.00%, 9/15/2054	200	194	3.80%, 3/15/2025	520	506
Nexen Energy ULC			4.55%, 3/15/2035	170	163
6.40%, 5/15/2037	730	896	4.75%, 3/15/2045	500	483
7.50%, 7/30/2039	39	54	AmerisourceBergen Corp
Noble Energy Inc			3.40%, 5/15/2024	30	29
4.15%, 12/15/2021	750	765	AstraZeneca PLC
Occidental Petroleum Corp			2.38%, 11/16/2020	195	192
3.50%, 6/15/2025	500	498	2.38%, 6/12/2022	500	481
4.10%, 2/15/2047	500	495	3.38%, 11/16/2025	180	176
Petro-Canada			4.00%, 9/18/2042	300	285
6.80%, 5/15/2038	304	398	Bristol-Myers Squibb Co
Petroleos Mexicanos			3.25%, 8/1/2042	515	455
4.25%, 1/15/2025	50	46	Cardinal Health Inc
4.88%, 1/24/2022	1,180	1,186	1.95%, 6/14/2019	300	298
5.50%, 6/27/2044	530	443	3.41%, 6/15/2027	400	371
5.63%, 1/23/2046	400	338	4.60%, 3/15/2043	430	401
6.50%, 3/13/2027	500	509	CVS Health Corp
6.63%, 6/15/2035	750	727	2.80%, 7/20/2020	340	338
6.75%, 9/21/2047	250	236	3.50%, 7/20/2022	500	498
6.88%, 8/4/2026	300	316	4.30%, 3/25/2028	880	876
Phillips 66			4.78%, 3/25/2038	420	419
4.88%, 11/15/2044	500	531	5.05%, 3/25/2048	670	687
5.88%, 5/1/2042	30	36	5.13%, 7/20/2045	740	767
Pioneer Natural Resources Co			Eli Lilly & Co
3.95%, 7/15/2022	30	30	5.50%, 3/15/2027	530	609
Shell International Finance BV			Express Scripts Holding Co
1.88%, 5/10/2021	545	529	3.90%, 2/15/2022	500	503
2.88%, 5/10/2026	155	148	4.75%, 11/15/2021	50	52
3.25%, 5/11/2025	280	275	4.80%, 7/15/2046	500	485
4.13%, 5/11/2035	60	61	GlaxoSmithKline Capital Inc
4.38%, 3/25/2020	565	581	3.38%, 5/15/2023	190	190
4.38%, 5/11/2045	500	520	3.88%, 5/15/2028	165	168
6.38%, 12/15/2038	350	461	6.38%, 5/15/2038	430	562
Suncor Energy Inc			Johnson & Johnson
4.00%, 11/15/2047	370	356	1.65%, 3/1/2021	265	258
6.85%, 6/1/2039	13	17	2.45%, 3/1/2026	225	211
Total Capital International SA			3.50%, 1/15/2048	70	66
2.88%, 2/17/2022	400	397	3.55%, 3/1/2036	750	738
Total Capital SA			5.95%, 8/15/2037	75	97
4.25%, 12/15/2021	550	571	McKesson Corp
		$27,956	2.70%, 12/15/2022	500	482
Oil & Gas Services - 0.12%			4.75%, 3/1/2021	100	103
Baker Hughes a GE Co LLC			4.88%, 3/15/2044	80	84
3.20%, 8/15/2021	128	129	Mead Johnson Nutrition Co
Baker Hughes a GE Co LLC / Baker Hughes			4.60%, 6/1/2044	30	31
Co-Obligor Inc			Merck & Co Inc
3.34%, 12/15/2027	135	127	4.15%, 5/18/2043	750	774
Halliburton Co			Merck Sharp & Dohme Corp
3.25%, 11/15/2021	530	533	5.00%, 6/30/2019	530	543
3.80%, 11/15/2025	145	145	Mylan Inc
5.00%, 11/15/2045	230	249	4.20%, 11/29/2023	30	30
7.45%, 9/15/2039	26	35	Mylan NV
National Oilwell Varco Inc			3.15%, 6/15/2021	825	816
2.60%, 12/1/2022	400	381	3.95%, 6/15/2026	240	229
3.95%, 12/1/2042	400	349	5.25%, 6/15/2046	125	122
		$1,948	Novartis Capital Corp
			4.40%, 4/24/2020	30	31
			4.40%, 5/6/2044	530	577

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Pipelines (continued)
Pfizer Inc			Plains All American Pipeline LP / PAA
1.95%, 6/3/2021	$200	$195	Finance Corp (continued)
3.00%, 12/15/2026	500	483	4.70%, 6/15/2044	$30	$27
3.40%, 5/15/2024	100	101	6.65%, 1/15/2037	500	552
4.30%, 6/15/2043	200	207	Sabine Pass Liquefaction LLC
5.20%, 8/12/2020	110	116	5.63%, 2/1/2021	200	210
7.20%, 3/15/2039	400	566	5.88%, 6/30/2026	200	217
Shire Acquisitions Investments Ireland DAC			Spectra Energy Partners LP
1.90%, 9/23/2019	300	296	4.75%, 3/15/2024	30	31
3.20%, 9/23/2026	300	276	5.95%, 9/25/2043	400	458
Wyeth LLC			Sunoco Logistics Partners Operations LP
6.50%, 2/1/2034	500	642	4.65%, 2/15/2022	155	159
Zoetis Inc			TransCanada PipeLines Ltd
3.25%, 2/1/2023	540	535	3.75%, 10/16/2023	30	30
		$21,985	4.88%, 5/15/2048	80	82
Pipelines - 0.98%			6.10%, 6/1/2040	30	35
Andeavor Logistics LP / Tesoro Logistics			7.25%, 8/15/2038	750	982
Finance Corp			Williams Partners LP
4.25%, 12/1/2027	300	291	3.60%, 3/15/2022	500	498
5.20%, 12/1/2047	300	300	3.90%, 1/15/2025	500	489
Boardwalk Pipelines LP			4.00%, 9/15/2025	50	49
3.38%, 2/1/2023	30	29	5.10%, 9/15/2045	220	221
Buckeye Partners LP			5.25%, 3/15/2020	530	548
3.95%, 12/1/2026	500	467	6.30%, 4/15/2040	30	34
4.35%, 10/15/2024	25	25			$15,936
Enbridge Energy Partners LP			Private Equity - 0.02%
5.20%, 3/15/2020	24	25	Brookfield Asset Management Inc
7.38%, 10/15/2045	70	93	4.00%, 1/15/2025	300	298
7.50%, 4/15/2038	350	448
Energy Transfer Partners LP			Regional Authority - 0.22%
4.05%, 3/15/2025	300	291	Province of Alberta Canada
4.20%, 4/15/2027	300	287	3.30%, 3/15/2028	100	100
4.90%, 3/15/2035	500	465	Province of British Columbia Canada
5.30%, 4/15/2047	300	276	2.00%, 10/23/2022	500	481
6.50%, 2/1/2042	300	318	2.65%, 9/22/2021	400	397
Energy Transfer Partners LP / Regency Energy			6.50%, 1/15/2026	45	55
Finance Corp			Province of Manitoba Canada
5.00%, 10/1/2022	350	363	3.05%, 5/14/2024	30	30
EnLink Midstream Partners LP			Province of Ontario Canada
4.40%, 4/1/2024	200	199	2.50%, 9/10/2021	500	493
Enterprise Products Operating LLC			3.20%, 5/16/2024	440	440
3.70%, 2/15/2026	400	395	4.00%, 10/7/2019	400	407
4.25%, 2/15/2048	110	104	Province of Quebec Canada
4.45%, 2/15/2043	350	339	2.75%, 8/25/2021	540	537
4.85%, 8/15/2042	400	409	2.88%, 10/16/2024	500	493
5.20%, 9/1/2020	430	451	7.50%, 9/15/2029	36	50
6.88%, 3/1/2033	39	49	Province of Saskatchewan Canada
EQT Midstream Partners LP			8.50%, 7/15/2022	17	20
4.13%, 12/1/2026	500	475			$3,503
Kinder Morgan Energy Partners LP			REITs - 0.83%
3.50%, 9/1/2023	390	381	Alexandria Real Estate Equities Inc
3.95%, 9/1/2022	600	604	3.90%, 6/15/2023	750	756
4.70%, 11/1/2042	20	18	American Tower Corp
6.38%, 3/1/2041	380	420	3.38%, 10/15/2026	500	467
6.95%, 1/15/2038	383	455	4.70%, 3/15/2022	50	52
Kinder Morgan Inc/DE			5.90%, 11/1/2021	500	538
5.05%, 2/15/2046	300	292	AvalonBay Communities Inc
Magellan Midstream Partners LP			3.50%, 11/15/2024	1,000	989
4.25%, 2/1/2021	750	768	3.63%, 10/1/2020	100	101
MPLX LP			4.15%, 7/1/2047	300	290
4.13%, 3/1/2027	140	137	Boston Properties LP
4.50%, 4/15/2038	200	191	3.13%, 9/1/2023	20	19
4.88%, 12/1/2024	500	522	5.63%, 11/15/2020	30	32
4.88%, 6/1/2025	100	104	5.88%, 10/15/2019	530	547
4.90%, 4/15/2058	165	153	Brixmor Operating Partnership LP
ONEOK Inc			3.65%, 6/15/2024	400	387
4.00%, 7/13/2027	300	293	Crown Castle International Corp
7.50%, 9/1/2023	300	349	3.70%, 6/15/2026	510	488
ONEOK Partners LP			5.25%, 1/15/2023	500	527
6.13%, 2/1/2041	30	34
Plains All American Pipeline LP / PAA
Finance Corp
4.50%, 12/15/2026	500	494

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
REITs (continued)			Retail (continued)
CubeSmart LP			Home Depot Inc/The	(continued)
4.38%, 12/15/2023	$30	$31	4.25%, 4/1/2046		$650	$668
DDR Corp			5.88%, 12/16/2036		550	692
4.63%, 7/15/2022	130	134	Kohl's Corp
Duke Realty LP			4.25%, 7/17/2025		300	300
3.75%, 12/1/2024	300	297	Lowe's Cos Inc
3.88%, 10/15/2022	530	537	3.10%, 5/3/2027		160	153
ERP Operating LP			3.88%, 9/15/2023		30	31
2.38%, 7/1/2019	300	298	4.38%, 9/15/2045		500	510
Federal Realty Investment Trust			Macy's Retail Holdings Inc
4.50%, 12/1/2044	300	307	6.90%, 4/1/2029		410	446
Government Properties Income Trust			McDonald's Corp
4.00%, 7/15/2022	300	299	3.25%, 6/10/2024		175	173
HCP Inc			3.63%, 5/20/2021		750	763
3.88%, 8/15/2024	200	197	3.70%, 1/30/2026		115	115
4.20%, 3/1/2024	200	201	4.88%, 12/9/2045		340	364
Healthcare Trust of America Holdings LP			Nordstrom Inc
2.95%, 7/1/2022	400	389	5.00%, 1/15/2044		300	271
Highwoods Realty LP			O'Reilly Automotive Inc
3.20%, 6/15/2021	30	30	3.55%, 3/15/2026		500	484
Hospitality Properties Trust			Starbucks Corp
4.50%, 6/15/2023	500	506	2.10%, 2/4/2021		750	734
4.65%, 3/15/2024	40	40	Target Corp
Host Hotels & Resorts LP			3.63%, 4/15/2046		300	272
5.25%, 3/15/2022	500	524	3.88%, 7/15/2020		500	512
6.00%, 10/1/2021	30	32	TJX Cos Inc/The
Kimco Realty Corp			2.75%, 6/15/2021		25	25
2.70%, 3/1/2024	300	279	Walgreens Boots Alliance Inc
3.20%, 5/1/2021	750	748	2.70%, 11/18/2019		500	499
Liberty Property LP			4.80%, 11/18/2044		500	487
3.38%, 6/15/2023	40	39	Walmart Inc
3.75%, 4/1/2025	90	88	2.35%, 12/15/2022		220	214
National Retail Properties Inc			3.25%, 10/25/2020		550	559
3.60%, 12/15/2026	300	286	3.30%, 4/22/2024		550	555
Omega Healthcare Investors Inc			4.00%, 4/11/2043		750	761
4.95%, 4/1/2024	30	31				$12,856
Realty Income Corp			Semiconductors - 0.42%
3.25%, 10/15/2022	500	494	Analog Devices Inc
4.13%, 10/15/2026	20	20	2.95%, 1/12/2021		300	299
Simon Property Group LP			Applied Materials Inc
2.75%, 2/1/2023	250	243	5.85%, 6/15/2041		500	605
4.75%, 3/15/2042	164	171	Broadcom Corp / Broadcom Cayman Finance
UDR Inc			Ltd
4.00%, 10/1/2025	200	199	3.00%, 1/15/2022		1,200	1,171
Ventas Realty LP			3.88%, 1/15/2027		650	621
3.75%, 5/1/2024	500	495	Intel Corp
5.70%, 9/30/2043	225	253	2.45%, 7/29/2020		300	298
Weingarten Realty Investors			3.15%, 5/11/2027		150	146
3.38%, 10/15/2022	120	119	3.30%, 10/1/2021		550	557
Welltower Inc			4.10%, 5/11/2047		500	510
4.50%, 1/15/2024	30	31	4.90%, 7/29/2045		500	571
5.25%, 1/15/2022	350	368	NVIDIA Corp
Weyerhaeuser Co			2.20%, 9/16/2021		300	292
4.70%, 3/15/2021	30	31	3.20%, 9/16/2026		500	483
7.38%, 10/1/2019	500	527	QUALCOMM Inc
7.38%, 3/15/2032	30	39	2.25%, 5/20/2020		250	247
		$13,476	2.60%, 1/30/2023		310	297
Retail - 0.79%			3.25%, 5/20/2027		270	254
AutoZone Inc			3.45%, 5/20/2025		180	174
3.13%, 4/21/2026	500	467	4.65%, 5/20/2035		70	71
3.75%, 6/1/2027	300	291	4.80%, 5/20/2045		110	112
Bed Bath & Beyond Inc			Texas Instruments Inc
3.75%, 8/1/2024	500	456	4.15%, 5/15/2048		105	110
Costco Wholesale Corp						$6,818
1.75%, 2/15/2020	250	246	Software - 0.67%
2.15%, 5/18/2021	200	196	Fidelity National Information Services Inc
2.30%, 5/18/2022	200	195	3.63%, 10/15/2020		200	202
3.00%, 5/18/2027	300	288	5.00%, 10/15/2025		51	54
Dollar Tree Inc			Fiserv Inc
4.20%, 5/15/2028	130	128	2.70%, 6/1/2020		1,000	994
Home Depot Inc/The			3.50%, 10/1/2022		30	30
2.00%, 4/1/2021	500	489
3.75%, 2/15/2024	500	512

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Software (continued)			Sovereign (continued)
Microsoft Corp			Panama Government International
1.85%, 2/6/2020	$500	$494	Bond (continued)
2.38%, 2/12/2022	750	737	8.88%, 9/30/2027	$570	$774
2.40%, 2/6/2022	500	491	Peruvian Government International Bond
2.40%, 8/8/2026	470	436	5.63%, 11/18/2050	400	461
3.13%, 11/3/2025	180	177	8.75%, 11/21/2033	350	510
3.45%, 8/8/2036	550	532	Philippine Government International Bond
3.63%, 12/15/2023	550	565	3.00%, 2/1/2028	300	279
3.70%, 8/8/2046	500	485	3.70%, 3/1/2041	500	467
3.95%, 8/8/2056	135	133	4.00%, 1/15/2021	750	762
4.20%, 6/1/2019	50	51	7.75%, 1/14/2031	140	186
4.20%, 11/3/2035	360	383	10.63%, 3/16/2025	600	840
4.45%, 11/3/2045	207	226	Republic of Italy Government International
4.50%, 2/6/2057	640	698	Bond
4.75%, 11/3/2055	70	79	5.38%, 6/15/2033	40	44
Oracle Corp			6.88%, 9/27/2023	550	602
2.63%, 2/15/2023	280	274	Republic of Poland Government International
2.80%, 7/8/2021	500	498	Bond
3.25%, 11/15/2027	340	331	5.00%, 3/23/2022	500	527
3.40%, 7/8/2024	550	550	5.13%, 4/21/2021	580	608
3.80%, 11/15/2037	190	186	Svensk Exportkredit AB
3.90%, 5/15/2035	130	129	1.75%, 8/28/2020	400	391
4.00%, 7/15/2046	500	491	Tennessee Valley Authority
4.38%, 5/15/2055	150	151	3.50%, 12/15/2042	100	102
5.00%, 7/8/2019	750	770	3.88%, 2/15/2021	400	413
5.38%, 7/15/2040	550	650	4.25%, 9/15/2065	150	171
		$10,797	4.63%, 9/15/2060	500	608
Sovereign - 1.52%			5.25%, 9/15/2039	250	320
Chile Government International Bond			5.38%, 4/1/2056	61	83
3.86%, 6/21/2047	300	284	5.88%, 4/1/2036	600	798
3.88%, 8/5/2020	750	765	6.75%, 11/1/2025	57	71
Colombia Government International Bond			Tunisia Government AID Bonds
7.38%, 9/18/2037	500	620	1.42%, 8/5/2021	250	240
11.75%, 2/25/2020	300	341	Ukraine Government AID Bonds
10.38%, 1/28/2033	400	611	1.47%, 9/29/2021	250	240
Export Development Canada			Uruguay Government International Bond
1.75%, 8/19/2019	50	50	4.13%, 11/20/2045	386	348
1.75%, 7/21/2020	750	737	4.38%, 10/27/2027	210	214
Export-Import Bank of Korea			7.63%, 3/21/2036	400	515
1.88%, 10/21/2021	350	332			$24,616
2.25%, 1/21/2020	500	493	Supranational Bank - 1.56%
5.00%, 4/11/2022	500	525	African Development Bank
Hungary Government International Bond			1.38%, 2/12/2020	250	245
5.38%, 3/25/2024	500	534	2.38%, 9/23/2021	15	15
6.38%, 3/29/2021	500	535	Asian Development Bank
Israel Government AID Bond			1.75%, 1/10/2020	500	494
5.50%, 9/18/2023	65	73	1.75%, 6/8/2021	500	486
5.50%, 4/26/2024	65	74	1.75%, 9/13/2022	500	479
5.50%, 9/18/2033	33	41	2.13%, 11/24/2021	800	784
Israel Government International Bond			2.13%, 3/19/2025	300	285
4.00%, 6/30/2022	650	666	2.38%, 8/10/2027	500	475
Japan Bank for International Cooperation			2.75%, 3/17/2023	270	269
1.75%, 5/28/2020	500	490	2.75%, 1/19/2028	130	127
2.13%, 2/10/2025	300	281	5.82%, 6/16/2028	39	47
2.25%, 11/4/2026	1,000	929	Corp Andina de Fomento
2.38%, 4/20/2026	500	472	4.38%, 6/15/2022	559	581
3.00%, 5/29/2024	300	297	Council Of Europe Development Bank
Korea International Bond			1.75%, 11/14/2019	300	297
2.75%, 1/19/2027	250	236	European Bank for Reconstruction &
Mexico Government International Bond			Development
3.63%, 3/15/2022	570	569	1.13%, 8/24/2020	1,000	968
3.75%, 1/11/2028	225	211	1.88%, 2/23/2022	500	483
4.13%, 1/21/2026	500	495	European Investment Bank
4.60%, 1/23/2046	500	452	1.13%, 8/15/2019	1,840	1,812
4.60%, 2/10/2048	300	272	1.25%, 12/16/2019	500	491
4.75%, 3/8/2044	210	194	1.38%, 6/15/2020	330	322
5.75%, 10/12/2110	500	481	1.63%, 3/16/2020	300	295
6.75%, 9/27/2034	750	886	1.88%, 2/10/2025	250	233
8.30%, 8/15/2031	97	140	2.00%, 3/15/2021	795	779
Panama Government International Bond			2.25%, 3/15/2022	500	490
3.75%, 3/16/2025	250	247	2.38%, 5/24/2027	150	142
4.50%, 4/16/2050	200	193
5.20%, 1/30/2020	500	516

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)
Supranational Bank (continued)				Telecommunications (continued)
European Investment Bank	(continued)			Verizon Communications Inc (continued)
2.50%, 4/15/2021		$150	$149	2.95%, 3/15/2022	$358	$352
2.50%, 3/15/2023		440	432	3.13%, 3/16/2022	255	252
2.88%, 9/15/2020		1,100	1,105	3.50%, 11/1/2024	1,000	983
FMS Wertmanagement				4.15%, 3/15/2024	100	102
1.00%, 8/16/2019		550	541	4.27%, 1/15/2036	250	233
1.75%, 3/17/2020		200	197	4.50%, 8/10/2033	290	284
Inter-American Development Bank				4.67%, 3/15/2055	780	704
1.63%, 5/12/2020		300	295	4.86%, 8/21/2046	1,250	1,209
1.75%, 10/15/2019		1,000	991	5.01%, 8/21/2054	607	582
2.13%, 1/18/2022		500	490	Vodafone Group PLC
2.38%, 7/7/2027		1,500	1,429	4.38%, 5/30/2028	305	304
2.50%, 1/18/2023		330	326	5.00%, 5/30/2038	80	80
3.88%, 9/17/2019		600	611	5.25%, 5/30/2048	245	247
4.38%, 1/24/2044		50	60	6.15%, 2/27/2037	240	270
International Bank for Reconstruction &						$17,954
Development				Transportation - 0.54%
1.13%, 11/27/2019		500	490	Burlington Northern Santa Fe LLC
1.25%, 7/26/2019		1,000	987	3.65%, 9/1/2025	500	505
1.38%, 5/24/2021		345	332	4.15%, 4/1/2045	200	200
1.38%, 9/20/2021		320	306	4.40%, 3/15/2042	30	31
1.63%, 9/4/2020		1,500	1,468	4.55%, 9/1/2044	400	420
1.88%, 10/7/2022		180	173	5.40%, 6/1/2041	400	467
1.88%, 10/27/2026		1,000	917	Canadian National Railway Co
2.25%, 6/24/2021		750	740	2.85%, 12/15/2021	500	497
2.50%, 7/29/2025		270	263	Canadian Pacific Railway Co
7.63%, 1/19/2023		933	1,123	2.90%, 2/1/2025	500	477
International Finance Corp				4.45%, 3/15/2023	30	31
1.63%, 7/16/2020		200	196	CSX Corp
2.13%, 4/7/2026		1,000	942	2.60%, 11/1/2026	350	319
			$25,162	3.40%, 8/1/2024	600	592
Telecommunications - 1.11%				4.30%, 3/1/2048	200	195
America Movil SAB de CV				4.75%, 5/30/2042	430	447
5.00%, 3/30/2020		30	31	FedEx Corp
6.13%, 3/30/2040		450	533	3.25%, 4/1/2026	713	685
AT&T Inc				3.88%, 8/1/2042	30	27
3.20%, 3/1/2022		230	227	4.00%, 1/15/2024	250	256
3.90%, 3/11/2024		500	501	4.55%, 4/1/2046	500	494
3.95%, 1/15/2025		500	493	Norfolk Southern Corp
4.30%, 2/15/2030(c)		1,337	1,292	3.00%, 4/1/2022	500	495
4.35%, 6/15/2045		1,000	873	3.25%, 12/1/2021	40	40
4.50%, 5/15/2035		500	474	3.94%, 11/1/2047	192	182
4.50%, 3/9/2048		20	18	4.84%, 10/1/2041	30	32
5.15%, 11/15/2046(c)		905	881	Union Pacific Corp
5.35%, 9/1/2040		54	55	2.75%, 3/1/2026	500	472
5.88%, 10/1/2019		520	540	3.80%, 10/1/2051	280	253
British Telecommunications PLC				4.16%, 7/15/2022	500	519
9.12%, 12/15/2030		530	752	United Parcel Service Inc
Cisco Systems Inc				3.13%, 1/15/2021	530	534
1.85%, 9/20/2021		750	724	3.63%, 10/1/2042	500	470
2.45%, 6/15/2020		460	458	3.75%, 11/15/2047	110	103
2.95%, 2/28/2026		300	288	4.88%, 11/15/2040	30	34
Deutsche Telekom International Finance BV						$8,777
8.75%, 6/15/2030		530	733	Water - 0.01%
Juniper Networks Inc				American Water Capital Corp
4.35%, 6/15/2025		200	200	3.75%, 9/1/2047	140	131
Motorola Solutions Inc				6.59%, 10/15/2037	13	17
3.50%, 9/1/2021		275	274			$148
Orange SA				TOTAL BONDS		$540,866
4.13%, 9/14/2021		30	31		Principal
5.38%, 1/13/2042		30	33	MUNICIPAL BONDS - 0.81%	Amount (000's)	Value (000's)
9.00%, 3/1/2031		500	714	California - 0.27%
Rogers Communications Inc				Bay Area Toll Authority
5.00%, 3/15/2044		200	210	6.26%, 4/1/2049	$325	$453
7.50%, 8/15/2038		250	341	6.91%, 10/1/2050	250	370
Telefonica Emisiones SAU				East Bay Municipal Utility District Water
5.13%, 4/27/2020		100	104	System Revenue
7.05%, 6/20/2036		530	656	5.87%, 6/1/2040	20	26
Telefonica Europe BV
8.25%, 9/15/2030		350	465
Verizon Communications Inc
2.63%, 8/15/2026		500	451

See accompanying notes.				17

Schedule of Investments Bond Market Index Fund May 31, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
California (continued)			Ohio (continued)
Los Angeles Department of Water & Power			Ohio State University/The (continued)
Power System Revenue			4.91%, 6/1/2040	$50	$58
6.57%, 7/1/2045	$250	$354			$857
Los Angeles Unified School District/CA			Texas - 0.08%
5.76%, 7/1/2029	530	624	City of Houston TX
Regents of the University of California			6.29%, 3/1/2032	480	562
Medical Center Pooled Revenue			Dallas Area Rapid Transit
6.55%, 5/15/2048	20	27	5.02%, 12/1/2048	30	35
State of California			State of Texas
3.50%, 4/1/2028	115	114	5.52%, 4/1/2039	500	623
7.30%, 10/1/2039	750	1,068			$1,220
7.70%, 11/1/2030	500	557	Wisconsin - 0.03%
University of California			State of Wisconsin (credit support from
5.77%, 5/15/2043	530	659	AGM)
		$4,252	5.70%, 5/1/2026(g)	350	390
Colorado - 0.02%
Regional Transportation District			TOTAL MUNICIPAL BONDS		$13,065
5.84%, 11/1/2050	250	325	U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 65.15%	Amount (000's)	Value (000's)
Connecticut - 0.04%			Federal Home Loan Mortgage Corporation (FHLMC) - 7.72%
State of Connecticut			2.00%, 3/1/2028	$59	$57
5.85%, 3/15/2032	530	617	2.00%, 8/1/2028	317	305
			2.00%, 1/1/2030	78	75
Florida - 0.03%			2.00%, 9/1/2031	190	181
State Board of Administration Finance Corp			2.00%, 12/1/2031	258	245
3.00%, 7/1/2020	500	502	2.50%, 3/1/2027	113	111
			2.50%, 8/1/2027	84	82
Georgia - 0.03%			2.50%, 8/1/2028	217	213
Municipal Electric Authority of Georgia			2.50%, 9/1/2029	515	503
6.64%, 4/1/2057	340	426	2.50%, 12/1/2029	646	630
			2.50%, 1/1/2030	671	654
Illinois - 0.03%			2.50%, 6/1/2030(h)	1,550	1,510
Chicago Transit Authority			2.50%, 9/1/2030	1,502	1,464
6.20%, 12/1/2040	30	37	2.50%, 1/1/2031	563	549
City of Chicago IL			2.50%, 1/1/2031	371	361
6.31%, 1/1/2044	30	31	2.50%, 2/1/2031	560	546
State of Illinois			2.50%, 4/1/2031	185	181
4.95%, 6/1/2023	85	87	2.50%, 12/1/2031	861	840
5.10%, 6/1/2033	400	385	2.50%, 1/1/2032	877	854
		$540	2.50%, 1/1/2032	172	168
New Jersey - 0.09%			2.50%, 3/1/2032	265	258
New Jersey Economic Development			2.50%, 11/1/2036	178	172
Authority (credit support from AGM)			2.50%, 1/1/2043	156	147
0.00%, 2/15/2023(e),(g)	50	42
			2.50%, 7/1/2043	75	71
New Jersey Economic Development			2.50%, 1/1/2046	90	84
Authority (credit support from NATL)			2.50%, 11/1/2046	139	130
7.43%, 2/15/2029(g)	450	548
			3.00%, 4/1/2021	63	62
New Jersey Transportation Trust Fund			3.00%, 9/1/2021	3	3
Authority			3.00%, 10/1/2021	178	178
6.56%, 12/15/2040	146	183	3.00%, 12/1/2021	107	107
New Jersey Turnpike Authority (credit			3.00%, 2/1/2023	163	163
support from NEW JERSEY ST TPK AUTH			3.00%, 2/1/2027	135	135
TPK REV)			3.00%, 2/1/2027	334	335
7.41%, 1/1/2040(g)	500	733
			3.00%, 5/1/2027	42	42
		$1,506	3.00%, 6/1/2027	122	122
New York - 0.14%			3.00%, 7/1/2028	51	51
City of New York NY			3.00%, 11/1/2028	449	449
6.27%, 12/1/2037	500	659	3.00%, 4/1/2029	413	413
New York City Water & Sewer System			3.00%, 7/1/2029	80	80
5.72%, 6/15/2042	280	356	3.00%, 9/1/2029	390	390
5.95%, 6/15/2042	250	331	3.00%, 10/1/2029	293	293
New York State Urban Development Corp			3.00%, 10/1/2029	563	563
5.77%, 3/15/2039	465	544	3.00%, 11/1/2029	250	250
Port Authority of New York & New Jersey			3.00%, 12/1/2029	79	79
4.46%, 10/1/2062	500	540	3.00%, 1/1/2030	222	222
		$2,430	3.00%, 3/1/2030	38	38
Ohio - 0.05%			3.00%, 4/1/2030	144	144
American Municipal Power Inc			3.00%, 6/1/2030(h)	950	945
7.83%, 2/15/2041	300	454	3.00%, 11/1/2030	343	341
Ohio State University/The			3.00%, 11/1/2030	202	201
3.80%, 12/1/2046	350	345	3.00%, 1/1/2031	708	704
			3.00%, 2/1/2031	51	51

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 3/1/2031	$78	$78	3.50%, 2/1/2029	$62	$63
3.00%, 3/1/2031	140	139	3.50%, 6/1/2029	386	393
3.00%, 4/1/2031	572	569	3.50%, 9/1/2029	16	16
3.00%, 5/1/2032	563	562	3.50%, 2/1/2030	329	335
3.00%, 12/1/2032	287	286	3.50%, 9/1/2030	59	60
3.00%, 4/1/2033	75	75	3.50%, 12/1/2031	346	351
3.00%, 9/1/2034	390	388	3.50%, 5/1/2034	137	140
3.00%, 10/1/2034	263	262	3.50%, 5/1/2034	377	384
3.00%, 12/1/2034	87	86	3.50%, 11/1/2034	160	162
3.00%, 4/1/2035	224	223	3.50%, 1/1/2035	317	321
3.00%, 6/1/2035	313	311	3.50%, 6/1/2035	269	272
3.00%, 4/1/2036	216	214	3.50%, 6/1/2037	296	299
3.00%, 4/1/2036	152	151	3.50%, 11/1/2041	43	43
3.00%, 9/1/2036	126	125	3.50%, 1/1/2042	40	40
3.00%, 9/1/2036	260	257	3.50%, 4/1/2042	51	51
3.00%, 11/1/2036	88	87	3.50%, 6/1/2042	224	225
3.00%, 2/1/2037	269	265	3.50%, 6/1/2042	14	14
3.00%, 9/1/2042	1,795	1,758	3.50%, 6/1/2042	44	45
3.00%, 10/1/2042	432	423	3.50%, 7/1/2042	2,302	2,316
3.00%, 11/1/2042	756	740	3.50%, 8/1/2042	38	39
3.00%, 1/1/2043	130	127	3.50%, 10/1/2042	1,171	1,178
3.00%, 1/1/2043	129	127	3.50%, 8/1/2043	410	412
3.00%, 2/1/2043	725	709	3.50%, 1/1/2044	555	558
3.00%, 4/1/2043	1,172	1,146	3.50%, 8/1/2044	25	25
3.00%, 7/1/2043	153	150	3.50%, 1/1/2045	754	756
3.00%, 8/1/2043	1,179	1,154	3.50%, 2/1/2045	223	224
3.00%, 8/1/2043	960	939	3.50%, 2/1/2045	304	305
3.00%, 9/1/2043	201	197	3.50%, 3/1/2045	1,054	1,056
3.00%, 10/1/2043	152	149	3.50%, 3/1/2045	523	524
3.00%, 12/1/2044	547	533	3.50%, 6/1/2045	564	565
3.00%, 1/1/2045	161	157	3.50%, 7/1/2045	555	556
3.00%, 1/1/2045	28	28	3.50%, 8/1/2045	366	367
3.00%, 3/1/2045	338	330	3.50%, 9/1/2045	537	538
3.00%, 4/1/2045	1,011	985	3.50%, 10/1/2045	67	68
3.00%, 6/1/2045	670	653	3.50%, 12/1/2045	1,421	1,424
3.00%, 8/1/2045	1,061	1,033	3.50%, 1/1/2046	1,276	1,278
3.00%, 8/1/2045	44	43	3.50%, 3/1/2046	2,781	2,786
3.00%, 12/1/2045	1,234	1,200	3.50%, 3/1/2046	878	879
3.00%, 1/1/2046	119	116	3.50%, 4/1/2046	680	682
3.00%, 3/1/2046	752	731	3.50%, 4/1/2046	1,416	1,417
3.00%, 4/1/2046	1,388	1,349	3.50%, 5/1/2046	881	882
3.00%, 4/1/2046	395	384	3.50%, 6/1/2046	791	791
3.00%, 6/1/2046	1,112	1,081	3.50%, 8/1/2046	410	410
3.00%, 7/1/2046	443	431	3.50%, 9/1/2046	488	487
3.00%, 9/1/2046	1,142	1,110	3.50%, 4/1/2047	909	908
3.00%, 10/1/2046	120	116	3.50%, 6/1/2048(h)	14,375	14,343
3.00%, 10/1/2046	286	278	3.50%, 7/1/2048(h)	350	348
3.00%, 11/1/2046	454	441	4.00%, 7/1/2020	95	97
3.00%, 11/1/2046	1,257	1,221	4.00%, 7/1/2024	13	13
3.00%, 11/1/2046	23	22	4.00%, 12/1/2024	217	223
3.00%, 11/1/2046	520	506	4.00%, 8/1/2025	19	19
3.00%, 11/1/2046	2,105	2,045	4.00%, 10/1/2025	14	14
3.00%, 12/1/2046	1,174	1,140	4.00%, 3/1/2026	4	4
3.00%, 12/1/2046	1,195	1,161	4.00%, 12/1/2030	34	35
3.00%, 1/1/2047	761	739	4.00%, 11/1/2033	229	238
3.00%, 1/1/2047	655	636	4.00%, 7/1/2034	156	162
3.00%, 2/1/2047	459	446	4.00%, 7/1/2039	63	65
3.00%, 3/1/2047	356	346	4.00%, 12/1/2040	62	64
3.50%, 1/1/2021	32	32	4.00%, 12/1/2040	74	76
3.50%, 1/1/2021	86	87	4.00%, 12/1/2040	318	328
3.50%, 3/1/2021	202	205	4.00%, 10/1/2041	81	83
3.50%, 3/1/2021	22	22	4.00%, 12/1/2041	52	53
3.50%, 10/1/2025	134	136	4.00%, 1/1/2042	14	14
3.50%, 10/1/2025	27	28	4.00%, 1/1/2044	22	23
3.50%, 11/1/2025	5	5	4.00%, 2/1/2044	303	311
3.50%, 11/1/2025	10	10	4.00%, 2/1/2044	16	17
3.50%, 12/1/2025	68	70	4.00%, 3/1/2044	95	98
3.50%, 2/1/2026	31	32	4.00%, 4/1/2044	421	432
3.50%, 4/1/2026	117	119	4.00%, 5/1/2044	174	178
3.50%, 6/1/2026	15	16	4.00%, 6/1/2044	302	310
3.50%, 8/1/2026	15	15	4.00%, 7/1/2044	679	697
3.50%, 12/1/2028	73	74	4.00%, 7/1/2044	551	566
			4.00%, 7/1/2044	219	224

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 7/1/2044	$53	$54	4.50%, 10/1/2044	$153	$160
4.00%, 8/1/2044	11	12	4.50%, 11/1/2044	417	436
4.00%, 9/1/2044	188	193	4.50%, 1/1/2045	69	73
4.00%, 11/1/2044	29	30	4.50%, 9/1/2045	470	491
4.00%, 11/1/2044	530	544	4.50%, 5/1/2046	141	147
4.00%, 12/1/2044	2,227	2,286	4.50%, 2/1/2047	151	157
4.00%, 12/1/2044	389	399	4.50%, 3/1/2047	265	277
4.00%, 1/1/2045	557	572	4.50%, 11/1/2047	50	52
4.00%, 2/1/2045	23	23	4.50%, 6/1/2048(h)	100	104
4.00%, 4/1/2045	87	90	5.00%, 4/1/2021	10	10
4.00%, 5/1/2045	296	304	5.00%, 9/1/2033	185	197
4.00%, 7/1/2045	424	435	5.00%, 9/1/2033	9	9
4.00%, 8/1/2045	793	814	5.00%, 8/1/2035	10	10
4.00%, 9/1/2045	2,017	2,071	5.00%, 10/1/2035	1	1
4.00%, 10/1/2045	148	152	5.00%, 11/1/2035	116	124
4.00%, 10/1/2045	1,146	1,177	5.00%, 8/1/2036	18	19
4.00%, 11/1/2045	118	121	5.00%, 10/1/2036	107	114
4.00%, 11/1/2045	627	644	5.00%, 11/1/2036	14	14
4.00%, 12/1/2045	147	151	5.00%, 12/1/2036	332	355
4.00%, 2/1/2046	227	233	5.00%, 6/1/2037	10	11
4.00%, 5/1/2046	284	291	5.00%, 12/1/2038	68	73
4.00%, 6/1/2046	71	72	5.00%, 1/1/2039	16	17
4.00%, 3/1/2047	622	638	5.00%, 1/1/2039	17	18
4.00%, 6/1/2048(h)	6,125	6,263	5.00%, 8/1/2039	183	195
4.00%, 7/1/2048(h)	1,000	1,020	5.00%, 9/1/2039	16	18
4.50%, 9/1/2018	5	5	5.00%, 11/1/2039	425	455
4.50%, 1/1/2019	20	20	5.00%, 1/1/2040	34	37
4.50%, 5/1/2019	23	23	5.00%, 7/1/2040	74	78
4.50%, 12/1/2019	31	31	5.00%, 8/1/2040	32	34
4.50%, 1/1/2024	9	9	5.00%, 9/1/2040	9	10
4.50%, 8/1/2025	25	25	5.00%, 2/1/2041	99	106
4.50%, 10/1/2030	150	158	5.00%, 3/1/2041	144	154
4.50%, 5/1/2031	17	18	5.00%, 9/1/2041	21	23
4.50%, 2/1/2039	19	20	5.00%, 12/1/2041	197	211
4.50%, 4/1/2039	22	23	5.00%, 2/1/2042	727	776
4.50%, 9/1/2039	29	31	5.00%, 4/1/2044	202	216
4.50%, 10/1/2039	475	501	5.50%, 6/1/2034	119	129
4.50%, 10/1/2039	28	29	5.50%, 7/1/2036	30	33
4.50%, 11/1/2039	32	34	5.50%, 1/1/2037	34	36
4.50%, 2/1/2040	36	38	5.50%, 9/1/2037	13	14
4.50%, 2/1/2040	24	26	5.50%, 11/1/2037	15	17
4.50%, 2/1/2040	9	9	5.50%, 4/1/2038	8	9
4.50%, 5/1/2040	6	6	5.50%, 7/1/2038	179	195
4.50%, 5/1/2040	16	17	5.50%, 7/1/2038	152	164
4.50%, 7/1/2040	24	25	5.50%, 7/1/2038	159	171
4.50%, 8/1/2040	31	32	5.50%, 7/1/2038	8	8
4.50%, 8/1/2040	20	21	5.50%, 9/1/2038	15	16
4.50%, 8/1/2040	20	21	5.50%, 12/1/2038	1	1
4.50%, 9/1/2040	25	27	5.50%, 12/1/2038	282	306
4.50%, 1/1/2041	10	10	5.50%, 10/1/2039	409	444
4.50%, 2/1/2041	341	360	5.50%, 11/1/2039	69	74
4.50%, 3/1/2041	441	465	5.50%, 1/1/2040	14	15
4.50%, 5/1/2041	23	24	5.50%, 3/1/2040	9	10
4.50%, 6/1/2041	14	15	5.50%, 6/1/2040	21	23
4.50%, 6/1/2041	683	721	5.50%, 6/1/2041	207	224
4.50%, 7/1/2041(h)	300	312	6.00%, 4/1/2023	1	1
4.50%, 8/1/2041	40	42	6.00%, 12/1/2037	15	17
4.50%, 8/1/2041	6	7	6.00%, 4/1/2038	435	480
4.50%, 3/1/2042	19	20	6.00%, 5/1/2038	46	51
4.50%, 9/1/2043	195	205	6.00%, 7/1/2038	27	30
4.50%, 10/1/2043	10	11	6.00%, 10/1/2038	2	2
4.50%, 11/1/2043	151	157	6.00%, 11/1/2038	164	182
4.50%, 11/1/2043	383	401	6.00%, 1/1/2039	67	74
4.50%, 12/1/2043	343	358	6.50%, 9/1/2039	32	36
4.50%, 2/1/2044	61	64			$124,999
4.50%, 3/1/2044	614	642	Federal National Mortgage Association (FNMA) - 12.07%
4.50%, 4/1/2044	278	290	2.00%, 11/1/2028	60	58
4.50%, 9/1/2044	416	435	2.00%, 9/1/2029	510	493
4.50%, 9/1/2044	34	36	2.00%, 1/1/2030	34	32
4.50%, 9/1/2044	80	84	2.00%, 1/1/2030	76	73
4.50%, 10/1/2044	398	417	2.00%, 5/1/2030	211	201
			2.00%, 12/1/2031	346	330
			2.00%, 2/1/2032	409	389

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
2.00%, 7/1/2032	$47	$45		3.00%, 10/1/2030	$721	$721
2.50%, 1/1/2028	201	198		3.00%, 11/1/2030	664	661
2.50%, 7/1/2028	189	186		3.00%, 11/1/2030	18	18
2.50%, 7/1/2028	507	498		3.00%, 12/1/2030	503	500
2.50%, 8/1/2028	19	18		3.00%, 12/1/2030	126	125
2.50%, 11/1/2028	651	639		3.00%, 2/1/2031	545	543
2.50%, 9/1/2029	407	399		3.00%, 3/1/2031	377	376
2.50%, 11/1/2029	50	49		3.00%, 4/1/2031	155	154
2.50%, 12/1/2029	602	590		3.00%, 9/1/2031	786	782
2.50%, 2/1/2030	125	122		3.00%, 8/1/2032	283	282
2.50%, 3/1/2030	33	33		3.00%, 9/1/2032	190	189
2.50%, 3/1/2030	420	410		3.00%, 1/1/2033	73	72
2.50%, 5/1/2030	458	448		3.00%, 4/1/2033	72	71
2.50%, 6/1/2030(h)	850	829		3.00%, 9/1/2034	531	529
2.50%, 7/1/2030	156	153		3.00%, 11/1/2034	397	396
2.50%, 8/1/2030	496	485		3.00%, 12/1/2034	196	195
2.50%, 8/1/2030	580	568		3.00%, 2/1/2035	161	160
2.50%, 12/1/2030	613	598		3.00%, 2/1/2035	287	286
2.50%, 1/1/2031	35	35		3.00%, 5/1/2035	849	842
2.50%, 3/1/2031	131	128		3.00%, 6/1/2035	483	479
2.50%, 3/1/2031	580	565		3.00%, 11/1/2035	207	205
2.50%, 3/1/2031	728	710		3.00%, 2/1/2036	218	216
2.50%, 5/1/2031	274	267		3.00%, 7/1/2036	353	349
2.50%, 5/1/2031	170	166		3.00%, 12/1/2036	419	413
2.50%, 7/1/2031	623	608		3.00%, 12/1/2036	245	242
2.50%, 11/1/2031	866	844		3.00%, 12/1/2036	376	371
2.50%, 11/1/2031	422	412		3.00%, 2/1/2037	384	378
2.50%, 12/1/2031	172	168		3.00%, 4/1/2042	196	192
2.50%, 12/1/2031	426	415		3.00%, 11/1/2042	739	724
2.50%, 12/1/2031	149	146		3.00%, 11/1/2042	886	868
2.50%, 1/1/2032	433	422		3.00%, 12/1/2042	1,859	1,820
2.50%, 1/1/2032	257	251		3.00%, 4/1/2043	758	742
2.50%, 3/1/2032	266	260		3.00%, 4/1/2043	426	417
2.50%, 9/1/2032	238	232		3.00%, 4/1/2043	20	20
2.50%, 1/1/2033	48	47		3.00%, 4/1/2043	763	747
2.50%, 7/1/2033	23	22		3.00%, 4/1/2043	202	198
2.50%, 10/1/2036	262	252		3.00%, 5/1/2043	1,243	1,217
2.50%, 10/1/2036	88	85		3.00%, 5/1/2043	190	186
2.50%, 12/1/2036	228	220		3.00%, 5/1/2043	55	54
2.50%, 12/1/2042	67	63		3.00%, 5/1/2043	776	760
2.50%, 1/1/2043	157	148		3.00%, 5/1/2043	371	364
2.50%, 2/1/2043	52	49		3.00%, 5/1/2043	1,414	1,384
2.50%, 5/1/2043	220	208		3.00%, 6/1/2043	908	889
2.50%, 10/1/2043	163	154		3.00%, 6/1/2043	652	638
2.50%, 5/1/2046	26	24		3.00%, 6/1/2043	219	215
2.50%, 12/1/2046	207	195		3.00%, 7/1/2043	1,118	1,095
2.50%, 1/1/2047	73	69		3.00%, 7/1/2043	187	183
2.50%, 6/1/2048(h)	25	23		3.00%, 7/1/2043	939	919
3.00%, 12/1/2020	4	4		3.00%, 7/1/2043	97	95
3.00%, 11/1/2025	84	84		3.00%, 7/1/2043	796	779
3.00%, 1/1/2026	98	98		3.00%, 8/1/2043	128	125
3.00%, 11/1/2026	69	69		3.00%, 10/1/2043	893	874
3.00%, 2/1/2027	52	52		3.00%, 10/1/2043	483	473
3.00%, 3/1/2027	115	115		3.00%, 11/1/2043	205	201
3.00%, 4/1/2027	191	191		3.00%, 1/1/2045	53	52
3.00%, 7/1/2027	59	59		3.00%, 1/1/2045	243	237
3.00%, 10/1/2027	152	152		3.00%, 1/1/2045	1,212	1,186
3.00%, 1/1/2029	150	150		3.00%, 1/1/2045	463	453
3.00%, 2/1/2029	125	125		3.00%, 4/1/2045	29	28
3.00%, 3/1/2029	10	10		3.00%, 4/1/2045	110	107
3.00%, 4/1/2029	500	500		3.00%, 6/1/2045(h)	175	170
3.00%, 11/1/2029	70	70		3.00%, 8/1/2045	296	288
3.00%, 11/1/2029	111	111		3.00%, 12/1/2045	405	394
3.00%, 12/1/2029	317	316		3.00%, 12/1/2045	500	486
3.00%, 12/1/2029	140	141		3.00%, 1/1/2046	744	723
3.00%, 1/1/2030	662	663		3.00%, 1/1/2046	325	317
3.00%, 1/1/2030	139	139		3.00%, 2/1/2046	22	21
3.00%, 1/1/2030	763	762		3.00%, 2/1/2046	39	38
3.00%, 6/1/2030(h)	1,600	1,592		3.00%, 3/1/2046	321	312
3.00%, 6/1/2030	491	491		3.00%, 4/1/2046	910	885
3.00%, 7/1/2030	844	843		3.00%, 4/1/2046	114	111
3.00%, 9/1/2030	155	155		3.00%, 4/1/2046	1,728	1,680
				3.00%, 5/1/2046	745	724

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 5/1/2046	$330	$321		3.50%, 8/1/2043	$738	$741
3.00%, 5/1/2046	264	256		3.50%, 9/1/2043	1,837	1,844
3.00%, 8/1/2046	288	280		3.50%, 11/1/2043	287	288
3.00%, 9/1/2046	1,145	1,113		3.50%, 1/1/2044	237	238
3.00%, 9/1/2046	1,154	1,122		3.50%, 2/1/2044	22	22
3.00%, 10/1/2046	1,178	1,146		3.50%, 7/1/2044	1,064	1,069
3.00%, 11/1/2046	1,036	1,010		3.50%, 10/1/2044	461	461
3.00%, 11/1/2046	1,563	1,519		3.50%, 11/1/2044	504	505
3.00%, 11/1/2046	653	635		3.50%, 12/1/2044	650	651
3.00%, 11/1/2046	1,278	1,243		3.50%, 12/1/2044	709	710
3.00%, 11/1/2046	1,093	1,062		3.50%, 1/1/2045	761	762
3.00%, 12/1/2046	1,085	1,054		3.50%, 2/1/2045	545	545
3.00%, 12/1/2046	1,103	1,072		3.50%, 2/1/2045	107	107
3.00%, 12/1/2046	468	454		3.50%, 2/1/2045	142	142
3.00%, 1/1/2047	1,191	1,158		3.50%, 2/1/2045	853	853
3.00%, 2/1/2047	669	650		3.50%, 4/1/2045	625	625
3.00%, 2/1/2047	446	433		3.50%, 4/1/2045	508	508
3.00%, 4/1/2047	82	79		3.50%, 5/1/2045	49	49
3.50%, 10/1/2025	192	195		3.50%, 6/1/2045	20	20
3.50%, 11/1/2025	35	35		3.50%, 7/1/2045	810	810
3.50%, 12/1/2025	174	176		3.50%, 7/1/2045(h)	600	597
3.50%, 1/1/2026	528	536		3.50%, 8/1/2045	522	522
3.50%, 1/1/2026	24	25		3.50%, 8/1/2045	503	503
3.50%, 1/1/2026	106	107		3.50%, 9/1/2045	408	408
3.50%, 5/1/2026	181	183		3.50%, 10/1/2045	177	177
3.50%, 8/1/2026	31	31		3.50%, 10/1/2045	31	31
3.50%, 9/1/2026	289	294		3.50%, 10/1/2045	241	241
3.50%, 10/1/2026	437	443		3.50%, 10/1/2045	290	290
3.50%, 10/1/2026	375	380		3.50%, 11/1/2045	608	608
3.50%, 12/1/2026	293	298		3.50%, 11/1/2045	622	622
3.50%, 6/1/2027	302	306		3.50%, 11/1/2045	310	310
3.50%, 3/1/2029	151	153		3.50%, 11/1/2045	620	621
3.50%, 9/1/2029	278	283		3.50%, 12/1/2045	820	820
3.50%, 10/1/2029	467	474		3.50%, 12/1/2045	396	397
3.50%, 11/1/2029	9	9		3.50%, 12/1/2045	48	48
3.50%, 4/1/2030	28	29		3.50%, 12/1/2045	729	729
3.50%, 11/1/2030	152	154		3.50%, 12/1/2045	761	762
3.50%, 4/1/2032	35	36		3.50%, 12/1/2045	895	895
3.50%, 7/1/2032	28	29		3.50%, 12/1/2045	261	261
3.50%, 9/1/2032	32	33		3.50%, 1/1/2046	831	832
3.50%, 6/1/2033(h)	100	101		3.50%, 1/1/2046	209	209
3.50%, 10/1/2033	18	18		3.50%, 1/1/2046	863	863
3.50%, 5/1/2034	106	108		3.50%, 1/1/2046	818	819
3.50%, 6/1/2034	74	75		3.50%, 2/1/2046	322	322
3.50%, 7/1/2034	484	491		3.50%, 3/1/2046	689	689
3.50%, 9/1/2034	364	369		3.50%, 3/1/2046	1,009	1,009
3.50%, 10/1/2034	117	118		3.50%, 3/1/2046	731	731
3.50%, 12/1/2035	669	678		3.50%, 3/1/2046	781	782
3.50%, 2/1/2036	140	142		3.50%, 3/1/2046	71	71
3.50%, 7/1/2036	217	220		3.50%, 3/1/2046	236	236
3.50%, 8/1/2036	230	233		3.50%, 4/1/2046	971	972
3.50%, 2/1/2037	109	111		3.50%, 4/1/2046	177	177
3.50%, 5/1/2037	180	182		3.50%, 5/1/2046	388	388
3.50%, 3/1/2041	54	54		3.50%, 5/1/2046	171	171
3.50%, 6/1/2041	55	56		3.50%, 6/1/2046	194	194
3.50%, 10/1/2041	39	39		3.50%, 7/1/2046	97	97
3.50%, 12/1/2041	53	53		3.50%, 7/1/2046	851	852
3.50%, 2/1/2042	522	524		3.50%, 12/1/2046	698	698
3.50%, 3/1/2042	124	124		3.50%, 2/1/2047	1,166	1,167
3.50%, 4/1/2042	150	151		3.50%, 6/1/2048(h)	16,825	16,786
3.50%, 5/1/2042	103	104		4.00%, 7/1/2019	12	13
3.50%, 5/1/2042	792	795		4.00%, 5/1/2020	16	17
3.50%, 6/1/2042	707	710		4.00%, 5/1/2020	16	16
3.50%, 7/1/2042	125	125		4.00%, 12/1/2020	19	19
3.50%, 8/1/2042	87	88		4.00%, 3/1/2022	89	92
3.50%, 9/1/2042	81	82		4.00%, 3/1/2022	75	77
3.50%, 10/1/2042	973	977		4.00%, 9/1/2025	24	24
3.50%, 10/1/2042	110	111		4.00%, 3/1/2026	35	36
3.50%, 4/1/2043	940	943		4.00%, 9/1/2026	29	30
3.50%, 5/1/2043	610	612		4.00%, 4/1/2029	14	14
3.50%, 5/1/2043	994	998		4.00%, 12/1/2030	18	19
3.50%, 6/1/2043	174	175		4.00%, 11/1/2031	23	24
				4.00%, 11/1/2033	384	399

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/1/2034	$265	$275		4.00%, 12/1/2045	$86	$88
4.00%, 2/1/2036	352	365		4.00%, 12/1/2045	202	207
4.00%, 1/1/2037	121	125		4.00%, 12/1/2045	301	308
4.00%, 3/1/2038	99	102		4.00%, 1/1/2046	130	133
4.00%, 3/1/2039	19	19		4.00%, 2/1/2046	576	589
4.00%, 8/1/2039	71	73		4.00%, 2/1/2046	114	117
4.00%, 9/1/2040	152	156		4.00%, 3/1/2046	29	29
4.00%, 10/1/2040	52	54		4.00%, 3/1/2046	1,276	1,305
4.00%, 12/1/2040	40	42		4.00%, 4/1/2046	602	616
4.00%, 12/1/2040	36	37		4.00%, 7/1/2046	282	289
4.00%, 1/1/2041	21	21		4.00%, 3/1/2047	889	910
4.00%, 1/1/2041	137	141		4.00%, 6/1/2047	380	389
4.00%, 2/1/2041	126	130		4.00%, 6/1/2048(h)	16,600	16,971
4.00%, 2/1/2041	104	107		4.50%, 11/1/2018	13	14
4.00%, 2/1/2041	52	54		4.50%, 1/1/2020	25	25
4.00%, 3/1/2041	63	65		4.50%, 2/1/2021	41	42
4.00%, 7/1/2041(h)	750	765		4.50%, 8/1/2023	193	201
4.00%, 9/1/2041	48	49		4.50%, 5/1/2025	26	26
4.00%, 12/1/2041	161	165		4.50%, 6/1/2029	31	33
4.00%, 12/1/2041	83	85		4.50%, 7/1/2029	7	8
4.00%, 12/1/2041	254	262		4.50%, 8/1/2030	18	18
4.00%, 5/1/2042	49	50		4.50%, 1/1/2034	52	55
4.00%, 6/1/2042	391	402		4.50%, 2/1/2039	29	31
4.00%, 6/1/2042	191	197		4.50%, 4/1/2039	52	55
4.00%, 12/1/2042	402	414		4.50%, 4/1/2039	200	211
4.00%, 6/1/2043	520	536		4.50%, 4/1/2039	22	23
4.00%, 9/1/2043	697	717		4.50%, 6/1/2039	3	3
4.00%, 11/1/2043	599	615		4.50%, 6/1/2039	22	23
4.00%, 11/1/2043	592	607		4.50%, 8/1/2039	36	38
4.00%, 12/1/2043	23	23		4.50%, 10/1/2039	22	23
4.00%, 5/1/2044	183	187		4.50%, 12/1/2039	53	56
4.00%, 8/1/2044	32	33		4.50%, 2/1/2040	53	56
4.00%, 8/1/2044	236	242		4.50%, 5/1/2040	36	38
4.00%, 8/1/2044	175	180		4.50%, 9/1/2040	333	350
4.00%, 8/1/2044	557	570		4.50%, 10/1/2040	49	52
4.00%, 9/1/2044	229	234		4.50%, 2/1/2041	48	51
4.00%, 9/1/2044	74	76		4.50%, 3/1/2041	56	60
4.00%, 9/1/2044	264	270		4.50%, 4/1/2041	83	88
4.00%, 10/1/2044	133	136		4.50%, 5/1/2041	423	446
4.00%, 10/1/2044	91	93		4.50%, 7/1/2041	37	39
4.00%, 10/1/2044	149	153		4.50%, 7/1/2041	6	6
4.00%, 10/1/2044	30	31		4.50%, 7/1/2041(h)	600	625
4.00%, 11/1/2044	73	75		4.50%, 8/1/2041	459	484
4.00%, 11/1/2044	149	152		4.50%, 9/1/2041	505	533
4.00%, 11/1/2044	171	175		4.50%, 9/1/2041	45	47
4.00%, 11/1/2044	295	302		4.50%, 11/1/2041	37	39
4.00%, 11/1/2044	129	133		4.50%, 11/1/2041	36	38
4.00%, 11/1/2044	39	40		4.50%, 1/1/2042	11	11
4.00%, 12/1/2044	361	370		4.50%, 7/1/2042	11	12
4.00%, 12/1/2044	309	317		4.50%, 9/1/2043	340	357
4.00%, 12/1/2044	97	100		4.50%, 9/1/2043	308	324
4.00%, 12/1/2044	526	539		4.50%, 10/1/2043	30	32
4.00%, 1/1/2045	212	217		4.50%, 10/1/2043	14	15
4.00%, 1/1/2045	523	536		4.50%, 11/1/2043	411	432
4.00%, 1/1/2045	24	24		4.50%, 11/1/2043	435	456
4.00%, 1/1/2045	557	571		4.50%, 11/1/2043	14	15
4.00%, 2/1/2045	521	534		4.50%, 11/1/2043	213	223
4.00%, 2/1/2045	233	238		4.50%, 12/1/2043	12	12
4.00%, 2/1/2045	239	245		4.50%, 1/1/2044	384	403
4.00%, 3/1/2045	146	150		4.50%, 1/1/2044	377	396
4.00%, 4/1/2045	364	373		4.50%, 2/1/2044	104	110
4.00%, 6/1/2045	61	63		4.50%, 2/1/2044	17	18
4.00%, 8/1/2045	63	65		4.50%, 3/1/2044	263	275
4.00%, 8/1/2045	214	219		4.50%, 3/1/2044	53	56
4.00%, 8/1/2045	43	44		4.50%, 4/1/2044	258	271
4.00%, 9/1/2045	186	190		4.50%, 4/1/2044	473	496
4.00%, 9/1/2045	717	733		4.50%, 5/1/2044	128	135
4.00%, 11/1/2045	814	833		4.50%, 5/1/2044	431	452
4.00%, 11/1/2045	146	149		4.50%, 5/1/2044	379	398
4.00%, 11/1/2045	15	16		4.50%, 6/1/2044	16	16
4.00%, 12/1/2045	27	27		4.50%, 6/1/2044	96	101
4.00%, 12/1/2045	23	23		4.50%, 6/1/2044	189	198
				4.50%, 7/1/2044	118	124

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 8/1/2044	$440	$461		5.50%, 6/1/2038	$270	$293
4.50%, 8/1/2044	99	103		5.50%, 6/1/2038	5	5
4.50%, 8/1/2044	18	19		5.50%, 8/1/2038	1	1
4.50%, 9/1/2044	317	332		5.50%, 9/1/2038	18	20
4.50%, 10/1/2044	256	268		5.50%, 9/1/2038	425	462
4.50%, 11/1/2044	82	86		5.50%, 10/1/2038	5	5
4.50%, 11/1/2044	379	399		5.50%, 11/1/2038	248	269
4.50%, 11/1/2044	137	143		5.50%, 12/1/2038	27	30
4.50%, 11/1/2044	9	10		5.50%, 12/1/2038	19	20
4.50%, 11/1/2044	73	77		5.50%, 2/1/2039	77	83
4.50%, 4/1/2045	136	142		5.50%, 4/1/2039	226	245
4.50%, 3/1/2046	90	94		5.50%, 4/1/2039	25	27
4.50%, 4/1/2046	146	153		5.50%, 6/1/2039	1	2
4.50%, 5/1/2046	298	312		5.50%, 12/1/2039	23	25
4.50%, 8/1/2046	20	21		5.50%, 3/1/2040	349	377
4.50%, 11/1/2046	462	483		5.50%, 4/1/2040	116	125
4.50%, 1/1/2047	618	646		5.50%, 4/1/2040	253	272
4.50%, 1/1/2047	203	213		5.50%, 5/1/2040	243	263
4.50%, 6/1/2048(h)	500	522		5.50%, 6/1/2040	149	161
5.00%, 12/1/2020	4	4		5.50%, 7/1/2041	332	359
5.00%, 9/1/2025	48	49		5.50%, 7/1/2041	182	197
5.00%, 12/1/2025	58	62		5.50%, 9/1/2041	106	115
5.00%, 3/1/2034	15	16		6.00%, 4/1/2026	44	49
5.00%, 4/1/2035	15	16		6.00%, 7/1/2035	71	79
5.00%, 6/1/2035	38	41		6.00%, 10/1/2036	187	207
5.00%, 7/1/2035	41	44		6.00%, 2/1/2037	131	145
5.00%, 8/1/2035	1	1		6.00%, 7/1/2037	1	2
5.00%, 2/1/2037	4	4		6.00%, 11/1/2037	1	1
5.00%, 4/1/2037	1	1		6.00%, 11/1/2037	5	6
5.00%, 7/1/2037	32	34		6.00%, 2/1/2038	1	1
5.00%, 4/1/2038	1	1		6.00%, 4/1/2038	71	78
5.00%, 1/1/2039	776	829		6.00%, 5/1/2038	3	4
5.00%, 2/1/2039	29	31		6.00%, 5/1/2038	5	6
5.00%, 7/1/2039	297	318		6.00%, 8/1/2038	60	66
5.00%, 12/1/2039	24	26		6.00%, 9/1/2038	1	1
5.00%, 1/1/2040	30	32		6.00%, 10/1/2039	88	97
5.00%, 5/1/2040	34	37		6.00%, 4/1/2040	58	65
5.00%, 6/1/2040	5	5		6.00%, 10/1/2040	82	90
5.00%, 6/1/2040	8	9		6.50%, 6/1/2024	2	2
5.00%, 6/1/2040	34	36		6.50%, 12/1/2031	1	1
5.00%, 2/1/2041	287	308		6.50%, 3/1/2032	3	3
5.00%, 2/1/2041	166	178		6.50%, 10/1/2039	40	45
5.00%, 4/1/2041	589	632				$195,377
5.00%, 5/1/2041	43	46		Government National Mortgage Association (GNMA) - 8.26%
5.00%, 8/1/2041	285	304		2.50%, 6/20/2027	213	210
5.00%, 5/1/2042	319	343		2.50%, 9/20/2027	23	22
5.00%, 7/1/2042	150	161		2.50%, 1/20/2028	83	81
5.00%, 9/1/2043	144	154		2.50%, 4/20/2028	47	46
5.00%, 3/1/2044	123	131		2.50%, 11/20/2030	131	129
5.00%, 5/1/2044	200	213		2.50%, 12/20/2030	189	185
5.00%, 6/1/2044	70	74		2.50%, 3/20/2031	317	311
5.00%, 2/1/2045	283	304		2.50%, 4/15/2043	46	44
5.00%, 6/1/2045	782	840		2.50%, 7/20/2043	211	203
5.50%, 1/1/2025	3	3		2.50%, 4/15/2045	74	70
5.50%, 12/1/2027	87	94		2.50%, 9/15/2046	43	41
5.50%, 6/1/2034	7	8		2.50%, 10/15/2046	97	93
5.50%, 4/1/2035	2	2		2.50%, 12/20/2046	665	633
5.50%, 9/1/2035	4	4		2.50%, 1/20/2047	224	213
5.50%, 10/1/2035	8	8		3.00%, 1/20/2027	19	19
5.50%, 4/1/2036	3	3		3.00%, 2/15/2027	142	142
5.50%, 4/1/2036	30	32		3.00%, 4/15/2027	20	20
5.50%, 9/1/2036	43	47		3.00%, 9/20/2027	40	40
5.50%, 12/1/2036	38	41		3.00%, 11/20/2028	266	266
5.50%, 2/1/2037	3	3		3.00%, 5/20/2029	59	59
5.50%, 5/1/2037	27	29		3.00%, 8/20/2029	160	160
5.50%, 6/1/2037	2	2		3.00%, 9/20/2029	185	185
5.50%, 7/1/2037	3	3		3.00%, 7/20/2030	141	142
5.50%, 8/1/2037	3	3		3.00%, 1/20/2031	154	155
5.50%, 3/1/2038	177	192		3.00%, 7/20/2032	204	204
5.50%, 3/1/2038	266	288		3.00%, 4/15/2042	334	329
5.50%, 5/1/2038	197	213		3.00%, 9/20/2042	122	121
5.50%, 6/1/2038	3	3		3.00%, 11/20/2042	907	898
				3.00%, 12/20/2042	666	659

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.00%, 1/20/2043	$658	$651	3.50%, 1/20/2045	$512	$517
3.00%, 3/20/2043	841	832	3.50%, 2/20/2045	699	704
3.00%, 3/20/2043	731	719	3.50%, 3/15/2045	182	183
3.00%, 3/20/2043	140	138	3.50%, 3/15/2045	70	71
3.00%, 4/15/2043	504	498	3.50%, 3/20/2045	910	918
3.00%, 4/20/2043	1,060	1,049	3.50%, 4/15/2045	126	127
3.00%, 5/15/2043	103	101	3.50%, 4/15/2045	99	100
3.00%, 5/15/2043	79	78	3.50%, 4/20/2045	571	576
3.00%, 6/15/2043	108	107	3.50%, 4/20/2045	667	672
3.00%, 6/15/2043	15	15	3.50%, 5/20/2045	929	937
3.00%, 6/20/2043	955	945	3.50%, 6/1/2045	9,800	9,859
3.00%, 8/20/2043	1,033	1,022	3.50%, 6/1/2045(h)	125	126
3.00%, 12/15/2044	168	165	3.50%, 6/20/2045	137	138
3.00%, 12/20/2044	1,273	1,257	3.50%, 7/20/2045	761	767
3.00%, 1/15/2045	137	135	3.50%, 8/20/2045	805	812
3.00%, 1/15/2045	150	148	3.50%, 9/20/2045	775	781
3.00%, 1/20/2045	118	117	3.50%, 10/20/2045	709	715
3.00%, 2/20/2045	130	128	3.50%, 11/20/2045	401	405
3.00%, 4/20/2045	244	242	3.50%, 12/20/2045	881	888
3.00%, 5/20/2045	857	844	3.50%, 1/20/2046	1,356	1,367
3.00%, 6/1/2045	10,075	9,873	3.50%, 2/20/2046	766	772
3.00%, 6/20/2045	347	342	3.50%, 3/20/2046	765	771
3.00%, 7/15/2045	80	78	3.50%, 4/20/2046	900	908
3.00%, 8/20/2045	1,071	1,057	3.50%, 5/20/2046	1,008	1,016
3.00%, 9/20/2045	461	454	3.50%, 6/20/2046	1,050	1,058
3.00%, 10/20/2045	1,002	988	3.50%, 7/20/2046	990	997
3.00%, 12/20/2045	558	550	3.50%, 8/15/2046	232	234
3.00%, 1/20/2046	252	249	3.50%, 8/20/2046	1,012	1,019
3.00%, 3/20/2046	1,074	1,057	3.50%, 9/20/2046	984	991
3.00%, 4/20/2046	1,036	1,021	3.50%, 10/20/2046	997	1,004
3.00%, 5/20/2046	780	768	3.50%, 11/20/2046	893	900
3.00%, 7/20/2046	1,063	1,045	3.50%, 12/20/2046	752	757
3.00%, 8/20/2046	1,066	1,048	3.50%, 2/20/2047	852	858
3.00%, 9/20/2046	1,196	1,177	3.50%, 3/20/2047	1,037	1,044
3.00%, 10/20/2046	440	432	3.50%, 5/20/2047	893	899
3.00%, 11/20/2046	1,120	1,100	3.50%, 6/20/2047	1,192	1,200
3.00%, 11/20/2046	370	364	3.50%, 7/20/2047	936	943
3.00%, 12/15/2046	291	285	3.50%, 8/20/2047	475	479
3.00%, 12/20/2046	1,147	1,126	3.50%, 12/20/2047	541	545
3.00%, 1/20/2047	1,158	1,137	3.50%, 7/1/2048	1,300	1,304
3.50%, 12/20/2026	177	182	4.00%, 5/15/2026	22	23
3.50%, 3/20/2027	12	12	4.00%, 7/20/2026	46	48
3.50%, 2/20/2042	132	134	4.00%, 9/15/2040	23	24
3.50%, 5/15/2042	100	101	4.00%, 9/15/2040	7	8
3.50%, 5/20/2042	263	267	4.00%, 1/15/2041	28	29
3.50%, 6/20/2042	269	273	4.00%, 1/15/2041	29	30
3.50%, 7/15/2042	42	42	4.00%, 1/20/2041	78	81
3.50%, 7/20/2042	1,056	1,071	4.00%, 7/15/2041	44	45
3.50%, 8/15/2042	12	12	4.00%, 7/20/2041	18	18
3.50%, 8/20/2042	64	65	4.00%, 9/15/2041	6	6
3.50%, 9/20/2042	788	799	4.00%, 9/20/2041	17	17
3.50%, 10/20/2042	566	574	4.00%, 10/15/2041	15	16
3.50%, 11/20/2042	491	498	4.00%, 11/20/2041	35	36
3.50%, 12/20/2042	495	502	4.00%, 12/20/2041	24	25
3.50%, 1/20/2043	805	817	4.00%, 1/20/2042	21	22
3.50%, 2/20/2043	1,274	1,292	4.00%, 2/20/2042	26	27
3.50%, 3/20/2043	886	898	4.00%, 6/20/2043	10	10
3.50%, 4/15/2043	372	376	4.00%, 11/20/2043	861	891
3.50%, 4/20/2043	604	613	4.00%, 2/20/2044	345	357
3.50%, 5/20/2043	388	393	4.00%, 3/15/2044	268	275
3.50%, 7/20/2043	505	512	4.00%, 3/15/2044	39	40
3.50%, 8/20/2043	1,331	1,350	4.00%, 3/20/2044	41	43
3.50%, 9/20/2043	924	937	4.00%, 4/20/2044	94	97
3.50%, 10/20/2043	434	441	4.00%, 5/15/2044	210	216
U.S. Treasury 1-Year Note + 0.00%			4.00%, 5/15/2044	296	304
3.50%, 2/20/2044	586	594	4.00%, 5/20/2044	199	206
3.50%, 4/20/2044	501	508	4.00%, 7/15/2044	117	120
3.50%, 9/20/2044	436	441	4.00%, 7/20/2044	58	60
3.50%, 10/20/2044	510	514	4.00%, 8/20/2044	430	445
3.50%, 11/20/2044	501	505	4.00%, 9/15/2044	476	490
3.50%, 12/15/2044	449	452	4.00%, 9/20/2044	374	387
3.50%, 12/20/2044	525	529	4.00%, 10/20/2044	1,398	1,447
			4.00%, 11/15/2044	168	172

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.00%, 11/20/2044	$281	$291	4.50%, 3/20/2046	$171	$179
4.00%, 12/20/2044	500	518	4.50%, 4/20/2046	197	208
4.00%, 1/20/2045	213	220	4.50%, 5/20/2046	49	52
4.00%, 2/15/2045	9	9	4.50%, 7/20/2046	84	89
4.00%, 3/15/2045	71	73	4.50%, 8/15/2046	138	144
4.00%, 3/20/2045	313	324	4.50%, 9/15/2046	56	59
4.00%, 5/15/2045	163	168	4.50%, 12/20/2046	548	578
4.00%, 6/1/2045	8,150	8,371	4.50%, 3/15/2047	300	312
4.00%, 8/15/2045	99	101	4.50%, 6/20/2047	530	552
4.00%, 8/20/2045	470	487	4.50%, 7/1/2048(h)	175	182
4.00%, 9/15/2045	150	154	4.50%, 7/1/2048	275	286
4.00%, 9/20/2045	559	579	5.00%, 5/15/2033	241	258
4.00%, 10/20/2045	686	710	5.00%, 8/15/2033	52	55
4.00%, 11/15/2045	99	101	5.00%, 12/15/2036	3	3
4.00%, 11/20/2045	920	952	5.00%, 4/20/2038	23	25
4.00%, 12/15/2045	205	211	5.00%, 5/15/2038	114	121
4.00%, 1/20/2046	1,081	1,119	5.00%, 7/20/2038	221	238
4.00%, 2/20/2046	173	179	5.00%, 10/15/2038	312	334
4.00%, 4/20/2046	657	679	5.00%, 2/15/2039	307	330
4.00%, 5/15/2046	30	30	5.00%, 3/15/2039	1	1
4.00%, 10/20/2046	193	199	5.00%, 4/20/2039	142	153
4.00%, 1/20/2047	55	56	5.00%, 6/20/2039	29	31
4.00%, 2/20/2047	973	1,000	5.00%, 9/15/2039	68	73
4.00%, 3/20/2047	725	746	5.00%, 9/15/2039	198	212
4.00%, 5/20/2047	247	254	5.00%, 2/15/2040	5	5
4.00%, 7/20/2047	442	456	5.00%, 5/20/2040	24	26
4.00%, 7/1/2048	1,100	1,127	5.00%, 6/20/2040	31	34
4.50%, 6/15/2034	5	6	5.00%, 12/15/2040	196	210
4.50%, 6/20/2035	39	41	5.00%, 5/20/2041	39	42
4.50%, 3/15/2039	263	276	5.00%, 10/15/2041	165	175
4.50%, 3/15/2039	39	41	5.00%, 5/20/2044	499	533
4.50%, 3/20/2039	56	59	5.00%, 6/20/2044	92	98
4.50%, 6/15/2039	38	40	5.00%, 7/20/2044	112	119
4.50%, 6/15/2039	36	38	5.00%, 1/20/2045	288	308
4.50%, 8/15/2039	7	7	5.00%, 4/20/2045	89	95
4.50%, 11/15/2039	12	13	5.00%, 6/1/2045	100	105
4.50%, 12/15/2039	80	84	5.00%, 9/20/2045	25	26
4.50%, 3/15/2040	420	445	5.00%, 2/20/2046	95	101
4.50%, 6/15/2040	35	37	5.00%, 5/20/2046	34	37
4.50%, 7/15/2040	3	3	5.00%, 12/20/2046	274	292
4.50%, 7/15/2040	378	400	5.00%, 6/1/2049(h)	25	26
4.50%, 2/20/2041	38	40	5.50%, 5/20/2032	1	1
4.50%, 2/20/2041	53	56	5.50%, 7/15/2034	15	17
4.50%, 3/20/2041	40	42	5.50%, 2/15/2035	38	41
4.50%, 5/15/2041	23	24	5.50%, 3/15/2038	168	181
4.50%, 6/15/2041	21	23	5.50%, 6/15/2038	88	95
4.50%, 6/20/2041	26	27	5.50%, 10/20/2038	30	32
4.50%, 7/20/2041	52	54	5.50%, 1/15/2039	15	16
4.50%, 8/15/2041	14	15	5.50%, 2/15/2039	159	172
4.50%, 8/20/2041	26	28	5.50%, 6/15/2040	321	348
4.50%, 9/20/2041	24	26	5.50%, 7/20/2040	21	23
4.50%, 9/20/2043	16	17	5.50%, 4/20/2044	24	26
4.50%, 10/20/2043	224	237	5.50%, 7/20/2044	220	237
U.S. Treasury 1-Year Note + 0.00%			5.50%, 8/20/2044	100	108
4.50%, 11/20/2043	326	344	5.50%, 9/20/2044	289	312
4.50%, 1/20/2044	395	417	6.00%, 7/15/2032	2	2
4.50%, 2/20/2044	300	316	6.00%, 12/15/2032	3	3
4.50%, 5/20/2044	747	788	6.00%, 11/20/2037	28	31
4.50%, 7/20/2044	197	208	6.00%, 1/15/2039	23	25
4.50%, 8/20/2044	64	67	6.50%, 5/15/2023	1	1
4.50%, 9/20/2044	333	351	6.50%, 5/20/2032	11	13
4.50%, 10/20/2044	208	219	7.00%, 3/15/2029	5	5
4.50%, 1/20/2045	155	164	7.00%, 7/15/2031	2	2
4.50%, 4/20/2045	253	267			$133,607
4.50%, 5/15/2045	235	246	U.S. Treasury - 37.10%
4.50%, 5/20/2045	182	192	0.75%, 8/15/2019	2,765	2,714
4.50%, 6/1/2045	200	208	0.88%, 7/31/2019	870	856
4.50%, 9/15/2045	128	134	0.88%, 9/15/2019	3,750	3,681
4.50%, 9/15/2045	104	108	1.00%, 6/30/2019	250	247
4.50%, 10/20/2045	70	74	1.00%, 8/31/2019	500	492
4.50%, 12/20/2045	459	484	1.00%, 9/30/2019	1,873	1,841
4.50%, 2/20/2046	310	326	1.00%, 10/15/2019	3,190	3,132
			1.00%, 11/15/2019	4,345	4,261

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)				U.S. Treasury (continued)
1.00%, 11/30/2019	$2,420	$2,372		1.75%, 9/30/2022	$2,795	$2,693
1.13%, 3/31/2020	1,345	1,314		1.75%, 1/31/2023	4,310	4,140
1.13%, 4/30/2020	250	244		1.75%, 5/15/2023	4,000	3,829
1.13%, 2/28/2021	3,000	2,890		1.88%, 12/31/2019	2,440	2,421
1.13%, 7/31/2021	2,570	2,458		1.88%, 6/30/2020	2,040	2,017
1.13%, 8/31/2021	1,975	1,886		1.88%, 12/15/2020	2,250	2,216
1.13%, 9/30/2021	3,585	3,419		1.88%, 11/30/2021	2,310	2,255
1.25%, 6/30/2019	1,075	1,063		1.88%, 1/31/2022	2,670	2,602
1.25%, 8/31/2019	2,495	2,462		1.88%, 2/28/2022	3,370	3,282
1.25%, 10/31/2019	1,750	1,724		1.88%, 3/31/2022	3,750	3,649
1.25%, 1/31/2020	3,960	3,887		1.88%, 4/30/2022	1,160	1,128
1.25%, 2/29/2020	1,005	985		1.88%, 5/31/2022	4,580	4,450
1.25%, 3/31/2021	3,220	3,108		1.88%, 7/31/2022	3,250	3,153
1.25%, 10/31/2021	2,830	2,707		1.88%, 8/31/2022	2,655	2,574
1.25%, 7/31/2023	2,695	2,509		1.88%, 9/30/2022	3,210	3,110
1.38%, 7/31/2019	2,560	2,533		1.88%, 10/31/2022	4,485	4,342
1.38%, 9/30/2019	3,075	3,036		1.88%, 8/31/2024	3,990	3,793
1.38%, 12/15/2019	2,390	2,354		2.00%, 1/31/2020	930	924
1.38%, 1/31/2020	2,690	2,646		2.00%, 7/31/2020	2,115	2,095
1.38%, 2/15/2020	3,155	3,102		2.00%, 9/30/2020	770	762
1.38%, 2/29/2020	2,900	2,849		2.00%, 1/15/2021	2,110	2,083
1.38%, 3/31/2020	4,250	4,172		2.00%, 2/28/2021	1,915	1,889
1.38%, 4/30/2020	4,005	3,928		2.00%, 8/31/2021	3,150	3,094
1.38%, 8/31/2020	2,870	2,802		2.00%, 10/31/2021	2,950	2,893
1.38%, 9/15/2020	2,265	2,211		2.00%, 11/15/2021	4,100	4,021
1.38%, 9/30/2020	2,950	2,878		2.00%, 7/31/2022	2,110	2,058
1.38%, 10/31/2020	510	497		2.00%, 10/31/2022	3,175	3,090
1.38%, 1/31/2021	2,500	2,427		2.00%, 11/30/2022	4,795	4,665
1.38%, 4/30/2021	3,420	3,309		2.00%, 2/15/2023	4,741	4,604
1.38%, 6/30/2023	1,815	1,703		2.00%, 4/30/2024	535	514
1.38%, 8/31/2023	4,360	4,081		2.00%, 5/31/2024	4,950	4,749
1.38%, 9/30/2023	3,075	2,874		2.00%, 6/30/2024	3,500	3,355
1.50%, 10/31/2019	3,395	3,355		2.00%, 2/15/2025	345	329
1.50%, 11/30/2019	2,110	2,083		2.00%, 8/15/2025	5,100	4,841
1.50%, 4/15/2020	3,000	2,950		2.00%, 11/15/2026	5,930	5,562
1.50%, 5/15/2020	2,380	2,339		2.13%, 8/31/2020	2,250	2,233
1.50%, 5/31/2020	3,460	3,398		2.13%, 1/31/2021	1,850	1,832
1.50%, 6/15/2020	1,400	1,375		2.13%, 6/30/2021	1,290	1,274
1.50%, 7/15/2020	1,270	1,246		2.13%, 8/15/2021	4,120	4,064
1.50%, 8/15/2020	2,305	2,258		2.13%, 9/30/2021	1,880	1,852
1.50%, 1/31/2022	3,800	3,653		2.13%, 12/31/2022	5,990	5,854
1.50%, 2/28/2023	4,090	3,880		2.13%, 11/30/2023	1,500	1,456
1.50%, 3/31/2023	3,520	3,335		2.13%, 3/31/2024	3,020	2,923
1.50%, 8/15/2026	5,215	4,712		2.13%, 5/15/2025	5,000	4,795
1.63%, 7/31/2019	3,500	3,473		2.25%, 2/29/2020	2,425	2,419
1.63%, 8/31/2019	2,405	2,384		2.25%, 3/31/2020	2,490	2,483
1.63%, 12/31/2019	2,250	2,224		2.25%, 2/15/2021	2,250	2,235
1.63%, 3/15/2020	2,390	2,358		2.25%, 3/31/2021	1,510	1,499
1.63%, 6/30/2020	2,560	2,519		2.25%, 4/30/2021	1,570	1,558
1.63%, 7/31/2020	3,200	3,145		2.25%, 12/31/2023	1,620	1,582
1.63%, 10/15/2020	2,240	2,196		2.25%, 1/31/2024	4,775	4,659
1.63%, 11/30/2020	2,770	2,712		2.25%, 11/15/2025	6,760	6,514
1.63%, 8/15/2022	3,128	3,003		2.25%, 2/15/2027	6,620	6,325
1.63%, 8/31/2022	3,500	3,358		2.25%, 8/15/2027	5,685	5,416
1.63%, 11/15/2022	4,915	4,705		2.25%, 11/15/2027	4,850	4,615
1.63%, 4/30/2023	1,875	1,785		2.25%, 8/15/2046	3,050	2,624
1.63%, 5/31/2023	3,000	2,854		2.38%, 4/30/2020	2,625	2,623
1.63%, 10/31/2023	5,000	4,731		2.38%, 12/31/2020	3,250	3,240
1.63%, 2/15/2026	6,188	5,684		2.38%, 3/15/2021	2,325	2,316
1.63%, 5/15/2026	4,336	3,970		2.38%, 4/15/2021	2,460	2,450
1.75%, 9/30/2019	4,511	4,476		2.38%, 1/31/2023	2,985	2,948
1.75%, 11/30/2019	2,455	2,433		2.38%, 8/15/2024	2,135	2,090
1.75%, 10/31/2020	2,430	2,388		2.38%, 5/15/2027	7,775	7,497
1.75%, 11/15/2020	2,265	2,226		2.50%, 5/31/2020	2,900	2,904
1.75%, 12/31/2020	3,000	2,944		2.50%, 3/31/2023	2,905	2,884
1.75%, 11/30/2021	3,600	3,499		2.50%, 8/15/2023	3,800	3,766
1.75%, 2/28/2022	2,770	2,685		2.50%, 5/15/2024	3,100	3,060
1.75%, 3/31/2022	3,050	2,954		2.50%, 2/15/2045	3,825	3,487
1.75%, 4/30/2022	3,545	3,430		2.50%, 2/15/2046	4,405	4,004
1.75%, 5/15/2022	2,620	2,535		2.50%, 5/15/2046	4,365	3,965
1.75%, 5/31/2022	3,370	3,259		2.63%, 8/15/2020	4,400	4,416
1.75%, 6/30/2022	3,500	3,382		2.63%, 11/15/2020	4,770	4,785
				2.63%, 5/15/2021	2,495	2,502

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			(c)	Security exempt from registration under Rule 144A of the Securities Act of
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	1933. These securities may be resold in transactions exempt from
U.S. Treasury (continued)				registration, normally to qualified institutional buyers. At the end of the
2.63%, 2/28/2023	$3,030	$3,026		period, the value of these securities totaled $7,927 or 0.49% of net assets.
2.75%, 4/30/2023	2,875	2,886		(d)	Rate shown is the rate in effect as of period end. The rate may be based on
2.75%, 5/31/2023	2,900	2,912		a fixed rate and may convert to a variable rate or floating rate in the
2.75%, 11/15/2023	5,680	5,696		future.
2.75%, 2/15/2024	7,000	7,014		(e) Non-income producing security
2.75%, 2/15/2028	5,450	5,411		(f)	Certain variable rate securities are not based on a published reference
2.75%, 8/15/2042	3,264	3,141		rate and spread but are determined by the issuer or agent and are based
2.75%, 11/15/2042	3,230	3,107		on current market conditions. These securities do not indicate a reference
2.75%, 8/15/2047	3,310	3,157		rate and spread in their description.
2.75%, 11/15/2047	2,850	2,718		(g)	Credit support indicates investments that benefit from credit enhancement
2.88%, 5/31/2025	2,415	2,427		or liquidity support provided by a third party bank, institution, or
2.88%, 5/15/2028	3,000	3,013		government agency.
2.88%, 5/15/2043	3,935	3,866		(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
2.88%, 8/15/2045	3,850	3,774		Notes to Financial Statements for additional information.
2.88%, 11/15/2046	3,580	3,504
3.00%, 5/15/2042	370	373
3.00%, 11/15/2044	3,820	3,836		Portfolio Summary (unaudited)
3.00%, 5/15/2045	3,750	3,765		Sector	Percent
3.00%, 11/15/2045	2,615	2,624
3.00%, 2/15/2047	3,085	3,095		Government	41.84%
3.00%, 5/15/2047	2,235	2,241		Mortgage Securities	30.14%
3.00%, 2/15/2048	1,910	1,916		Financial	8.64%
3.13%, 5/15/2021	3,000	3,050		Investment Companies	6.30%
3.13%, 2/15/2042	3,480	3,576		Consumer, Non-cyclical	4.56%
3.13%, 2/15/2043	680	698		Energy	2.83%
3.13%, 8/15/2044	3,900	4,004		Communications	2.35%
3.13%, 5/15/2048	1,370	1,398		Technology	1.86%
3.38%, 11/15/2019	2,855	2,896		Industrial	1.78%
3.38%, 5/15/2044	3,365	3,607		Utilities	1.77%
3.50%, 5/15/2020	3,135	3,199		Consumer, Cyclical	1.49%
3.50%, 2/15/2039	500	546		Basic Materials	0.70%
3.63%, 8/15/2019	3,250	3,301		Asset Backed Securities	0.62%
3.63%, 2/15/2021	5,560	5,721		Revenue Bonds	0.35%
3.63%, 8/15/2043	1,830	2,041		General Obligation Unlimited	0.31%
3.63%, 2/15/2044	4,070	4,543		Insured	0.11%
3.75%, 11/15/2043	3,500	3,983		General Obligation Limited	0.04%
3.88%, 8/15/2040	940	1,083		Investments Sold Short	(0.05)%
4.25%, 5/15/2039	480	580		Other Assets and Liabilities	(5.64)%
4.25%, 11/15/2040	1,633	1,982		TOTAL NET ASSETS	100.00%
4.38%, 2/15/2038	755	922
4.38%, 5/15/2040	1,779	2,192
4.38%, 5/15/2041	833	1,030
4.50%, 2/15/2036	3,185	3,904
4.63%, 2/15/2040	990	1,259
4.75%, 2/15/2037	790	1,004
4.75%, 2/15/2041	2,589	3,361
5.00%, 5/15/2037	15	20
5.25%, 11/15/2028	75	91
5.25%, 2/15/2029	1,620	1,979
5.38%, 2/15/2031	1,720	2,182
5.50%, 8/15/2028	676	835
6.13%, 11/15/2027	1,000	1,273
6.25%, 8/15/2023	2,370	2,780
6.25%, 5/15/2030	1,740	2,338
6.38%, 8/15/2027	1,500	1,932
6.50%, 11/15/2026	370	473
7.25%, 8/15/2022	20	24
8.13%, 5/15/2021	1,150	1,331
8.75%, 8/15/2020	1,500	1,702
		$600,223
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,054,206
Total Investments		$1,710,147
Other Assets and Liabilities - (5.69)%		$(92,107)
TOTAL NET ASSETS - 100.00%		$1,618,040

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2018 (unaudited)

Affiliated Securities	August 31, 2017			Purchases		Sales	May 31, 2018
		Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%			$—		$216,894	$114,884	$102,010
			$—		$216,894	$114,884	$102,010

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income		on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%		$560		$—		$—	$—
		$560		$—		$—	$—
Amounts in thousands

Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.05)%	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) - (0.02)%
2.00%, 6/1/2030	$200		$191
5.00%, 6/1/2048	150		159
			$350
Government National Mortgage Association (GNMA) -
(0.03)%
2.50%, 6/1/2045	50		48
4.00%, 6/1/2045	350		359
			$407
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			$757
OBLIGATIONS (proceeds $753)
TOTAL SHORT SALES (proceeds $753)			$757

See accompanying notes.

Schedule of Investments
Capital Securities Fund
May 31, 2018 (unaudited)

INVESTMENT COMPANIES - 1.41%		Shares Held	Value (000's)		Principal
Money Market Funds - 1.41%				BONDS (continued)	Amount (000's) Value (000's)
Principal Government Money Market Fund		7,158,670	$7,159	Banks (continued)
1.64%(a),(b)				Barclays PLC
				6.63%, 12/31/2049(c),(e)	$636	$638
TOTAL INVESTMENT COMPANIES			$7,159	USSW5 Index Spread + 5.02%
PREFERRED STOCKS - 6.10%		Shares Held	Value (000's)	BNP Paribas SA
Banks - 2.07%				7.20%, 6/29/2049(c),(d),(e)	3,300	3,560
Fifth Third Bancorp 6.63% (c)		98,638	$2,702	3 Month LIBOR + 1.29%
3 Month LIBOR + 3.71%				7.63%, 12/31/2049(c),(d),(e)	1,000	1,049
First Republic Bank/CA 5.13% (c)		45,549	1,141	USSW5 Index Spread + 6.31%
Huntington Bancshares Inc/OH 6.25% (c)		76,248	2,014	7.63%, 12/31/2049(c),(e)	1,900	1,993
KeyCorp 6.13% (c)		33,943	910	USSW5 Index Spread + 6.31%
3 Month LIBOR + 3.89%				BPCE SA
M&T Bank Corp 6.38% (c)		2,130	2,151	12.50%, 8/29/2049(c),(e)	4,177	4,592
Valley National Bancorp 6.25% (c)		33,583	889	3 Month LIBOR + 12.98%
3 Month LIBOR + 3.85%				Capital One Financial Corp
Webster Financial Corp 5.25% (c)		30,000	708	5.55%, 12/31/2049(c),(e)	4,000	4,090
			$10,515	3 Month LIBOR + 3.80%
Insurance - 0.20%				Citigroup Inc
XLIT Ltd 5.47% (c)		1,000	1,007	5.95%, 12/31/2049(c),(e)	1,000	1,036
3 Month LIBOR + 3.12%				3 Month LIBOR + 4.10%
				6.13%, 12/31/2049(c),(e)	6,000	6,255
Pipelines - 0.83%				3 Month LIBOR + 4.48%
				6.25%, 12/31/2049(c),(e)	3,100	3,189
Enbridge Inc 6.38%, 4/15/2078		165,000	4,234	3 Month LIBOR + 4.52%
3 Month LIBOR + 3.59%
				Citizens Financial Group Inc
				5.50%, 12/31/2049(c),(e)	5,490	5,579
REITs - 0.23%				3 Month LIBOR + 3.96%
Kimco Realty Corp 5.25% (c)		42,300	926
Vornado Realty Trust 5.70% (c)		10,532	254	Commerzbank AG
				8.13%, 9/19/2023(d)	500	572
			$1,180
Sovereign - 1.19%				Cooperatieve Rabobank UA
CoBank ACB 6.13% (c)		6,000	607	4.38%, 8/4/2025	6,000	5,915
				11.00%, 12/31/2049(c),(e)	1,100	1,178
CoBank ACB 6.20% (c)		10,000	1,054	3 Month LIBOR + 10.87%
3 Month LIBOR + 3.74%
				11.00%, 12/29/2049(c),(d),(e)	6,400	6,856
CoBank ACB 6.25% (c)		38,800	4,089	3 Month LIBOR + 10.87%
3 Month LIBOR + 4.56%
Farm Credit Bank of Texas 6.75% (c),(d)		2,500	267	Corestates Capital III
3 Month LIBOR + 4.01%				2.91%, 2/15/2027(d)	15,571	14,715
				3 Month LIBOR + 0.57%
			$6,017
				Credit Agricole SA
Telecommunications - 1.58%				8.13%, 12/31/2049(c),(d),(e)	2,232	2,430
Centaur Funding Corp	9.08%, 4/21/2020 (d)	7,329	7,988	USSW5 Index Spread + 6.19%

				8.38%, 12/31/2049(c),(d),(e)	2,250	2,346
TOTAL PREFERRED STOCKS			$30,941	3 Month LIBOR + 6.98%
		Principal		8.38%, 12/31/2049(c),(e)	4,100	4,274
BONDS - 91.92%		Amount (000's)	Value (000's)	3 Month LIBOR + 6.98%
Automobile Manufacturers - 1.21%				Credit Suisse AG
General Motors Financial Co Inc				6.50%, 8/8/2023	600	641
5.75%, 12/31/2049(c),(e)		$6,300	$6,135
3 Month LIBOR + 3.60%				Credit Suisse Group AG
				6.25%, 12/31/2049(c),(d),(e)	6,090	6,044
				USSW5 Index Spread + 3.46%
Banks - 51.01%				7.50%, 12/31/2049(c),(d),(e)	6,250	6,547
Australia & New Zealand Banking Group				USSW5 Index Spread + 4.60%
Ltd/United Kingdom				Danske Bank A/S
6.75%, 12/31/2049(c),(d),(e)		1,900	1,952	6.13%, 12/31/2049(c),(e)	6,600	6,490
USD ICE SWAP Rate NY 5 + 5.17%				USSW7 Index Spread + 3.90%
Bank of America Corp				Dresdner Funding Trust I
6.30%, 12/31/2049(c),(e)		5,200	5,470	8.15%, 6/30/2031(d)	400	502
3 Month LIBOR + 4.55%				8.15%, 6/30/2031	2,700	3,391
6.50%, 12/31/2049(c),(e)		600	637
				Goldman Sachs Capital III
3 Month LIBOR + 4.17%				4.00%, 9/29/2049(c)	169	143
Bank of New York Mellon Corp/The				3 Month LIBOR + 0.77%
4.62%, 12/31/2049(c),(e)		14,000	13,335
				HBOS Capital Funding LP
3 Month LIBOR + 3.13%				6.85%, 3/29/2049(c)	2,300	2,322
4.95%, 12/31/2049(c),(e)		2,000	2,039
				HSBC Capital Funding Dollar 1 LP
3 Month LIBOR + 3.42%				10.18%, 12/29/2049(c),(e)	4,400	6,735
Bank of Nova Scotia/The				3 Month LIBOR + 4.98%
4.65%, 12/31/2049(c),(e)		1,400	1,292	10.18%, 12/29/2049(c),(d),(e)	1,700	2,602
3 Month LIBOR + 2.65%				3 Month LIBOR + 4.98%
Barclays Bank PLC				HSBC Holdings PLC
6.28%, 12/29/2049(c),(e)		3,300	3,562	6.00%, 12/31/2049(c),(e)	3,400	3,255
3 Month LIBOR + 1.55%				USD ICE SWAP Rate NY 5 + 3.75%
10.18%, 6/12/2021		900	1,048	6.87%, 12/31/2049(c),(e)	6,900	7,193
10.18%, 6/12/2021(d)		3,000	3,492	USD ICE SWAP Rate NY 5 + 5.51%

See accompanying notes.

Schedule of Investments Capital Securities Fund May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
ING Groep NV			Standard Chartered PLC (continued)
6.50%, 12/31/2049(c),(e)	$500	$498	7.50%, 12/31/2049(c),(d),(e)	$1,300	$1,328
USSW5 Index Spread + 4.45%			USSW5 Index Spread + 6.30%
JPMorgan Chase & Co			7.75%, 12/31/2049(c),(d),(e)	1,000	1,036
5.30%, 12/31/2049(c),(e)	5,000	5,110	USSW5 Index Spread + 5.72%
3 Month LIBOR + 3.80%			SunTrust Capital I
6.75%, 12/31/2049(c),(e)	2,000	2,163	3.01%, 5/15/2027	4,500	4,213
3 Month LIBOR + 3.78%			3 Month LIBOR + 0.67%
KeyCorp			SunTrust Capital III
5.00%, 12/31/2049(c),(e)	4,000	3,901	2.77%, 3/15/2028	1,400	1,309
3 Month LIBOR + 3.61%			3 Month LIBOR + 0.65%
KeyCorp Capital I			Swedbank AB
3.05%, 7/1/2028	2,000	1,850	6.00%, 12/31/2049(c),(e)	4,400	4,385
3 Month LIBOR + 0.74%			USSW5 Index Spread + 4.11%
KeyCorp Capital III			UBS Group Funding Switzerland AG
7.75%, 7/15/2029	1,500	1,862	6.88%, 12/31/2049(c),(e)	9,200	9,338
Lloyds Bank PLC			USSW5 Index Spread + 4.59%
12.00%, 12/29/2049(c),(e)	7,000	8,610	US Bancorp
3 Month LIBOR + 11.76%			5.12%, 12/31/2049(c),(e)	2,000	2,048
12.00%, 12/29/2049(c),(d),(e)	2,000	2,460	3 Month LIBOR + 3.49%
3 Month LIBOR + 11.76%			Westpac Banking Corp/New Zealand
Lloyds Banking Group PLC			5.00%, 12/31/2049(c),(e)	600	525
6.41%, 1/29/2049(c),(d),(e)	1,700	1,791	USD ICE SWAP Rate NY 5 + 2.89%
3 Month LIBOR + 1.50%					$258,792
7.50%, 12/31/2049(c),(e)	4,300	4,499	Diversified Financial Services - 1.95%
USSW5 Index Spread + 4.76%			Charles Schwab Corp/The
M&T Bank Corp			7.00%, 2/28/2049(c),(e)	5,813	6,409
5.12%, 12/31/2049(c),(e)	4,000	3,950	3 Month LIBOR + 4.82%
3 Month LIBOR + 3.52%			Depository Trust & Clearing Corp/The
6.45%, 12/31/2049(c),(e)	1,300	1,401	4.88%, 12/31/2049(c),(d),(e)	2,750	2,764
3 Month LIBOR + 3.61%			3 Month LIBOR + 3.17%
Nordea Bank AB			National Rural Utilities Cooperative Finance
6.13%, 12/31/2049(c),(d),(e)	4,300	4,262	Corp
USSW5 Index Spread + 3.39%			5.25%, 4/20/2046(e)	700	726
Northern Trust Corp			3 Month LIBOR + 3.63%
4.60%, 12/31/2049(c),(e)	9,015	8,776
					$9,899
3 Month LIBOR + 3.20%			Electric - 3.32%
NTC Capital I			Dominion Energy Inc
2.87%, 1/15/2027	1,250	1,189	5.75%, 10/1/2054(e)	6,775	7,173
3 Month LIBOR + 0.52%			3 Month LIBOR + 3.06%
NTC Capital II			Emera Inc
2.94%, 4/15/2027	1,200	1,128	6.75%, 6/15/2076(e)	4,200	4,446
3 Month LIBOR + 0.59%			3 Month LIBOR + 5.44%
PNC Capital Trust C			NextEra Energy Capital Holdings Inc
2.58%, 6/1/2028	3,000	2,832	4.25%, 6/15/2067	580	568
3 Month LIBOR + 0.57%			3 Month LIBOR + 2.13%
PNC Financial Services Group Inc/The			4.38%, 10/1/2066	4,500	4,432
6.75%, 7/29/2049(c),(e)	1,200	1,300
			3 Month LIBOR + 2.07%
3 Month LIBOR + 3.68%			4.80%, 12/1/2077(e)	250	233
RBS Capital Trust II			3 Month LIBOR + 2.41%
6.43%, 12/29/2049(c),(e)	600	699
					$16,852
3 Month LIBOR + 1.94%			Hand & Machine Tools - 0.12%
Royal Bank of Scotland Group PLC
4.62%, 3/29/2049(c)	1,000	990	Stanley Black & Decker Inc
			5.75%, 12/15/2053(e)	600	606
3 Month LIBOR + 2.32%			3 Month LIBOR + 4.30%
7.50%, 12/31/2049(c),(e)	4,896	5,043
USSW5 Index Spread + 5.80%
7.65%, 8/29/2049(c),(e)	1,800	2,258	Insurance - 28.87%
3 Month LIBOR + 2.50%			ACE Capital Trust II

8.00%, 12/31/2049 (c),(e)	1,000	1,079	9.70%, 4/1/2030	2,570	3,659
USSW5 Index Spread + 5.72%			Aegon NV
			2.95%, 7/29/2049(c)	7,400	5,896
Societe Generale SA			USD ICE SWAP Rate NY10 + 0.10%
7.38%, 12/31/2049(c),(d),(e)	5,000	5,163
USSW5 Index Spread + 6.24%			AG Insurance SA
			6.75%, 3/29/2049(c),(e)	4,600	4,669
8.00%, 12/31/2049(c),(d),(e)	600	638	USSW6 Index Spread + 5.43%
USD ICE SWAP Rate NY 5 + 5.87%

8.25%, 12/31/2049 (c),(e)	2,250	2,289	Allstate Corp/The
USSW5 Index Spread + 6.39%			5.75%, 8/15/2053(e)	9,900	10,234
			3 Month LIBOR + 2.94%
Standard Chartered PLC
6.50%, 12/31/2049(c),(e)	1,500	1,505
USSW5 Index Spread + 4.89%
7.01%, 7/29/2049(c),(d),(e)	7,800	8,405
3 Month LIBOR + 1.46%

See accompanying notes.

Schedule of Investments
Capital Securities Fund
May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Insurance (continued)
American International Group Inc			Sumitomo Life Insurance Co
5.75%, 4/1/2048(e)	$12,115	$11,964	6.50%, 9/20/2073(d),(e)	$3,000	$3,270
3 Month LIBOR + 2.87%			3 Month LIBOR + 4.44%
8.18%, 5/15/2068(e)	6,700	8,459	Voya Financial Inc
3 Month LIBOR + 4.20%			5.65%, 5/15/2053(e)	3,500	3,535
Aon Corp			3 Month LIBOR + 3.58%
8.21%, 1/1/2027	1,000	1,236	XLIT Ltd
AXA SA			4.81%, 12/31/2049(c)	1,400	1,362
6.38%, 12/29/2049(c),(d),(e)	2,800	3,066	3 Month LIBOR + 2.46%
3 Month LIBOR + 2.26%					$146,455
8.60%, 12/15/2030	2,400	3,171	Miscellaneous Manufacturers - 0.08%
Catlin Insurance Co Ltd			General Electric Co
5.33%, 7/29/2049(c),(d)	6,900	6,762	5.00%, 12/31/2049(c),(e)	390	385
3 Month LIBOR + 2.98%			3 Month LIBOR + 3.33%
Everest Reinsurance Holdings Inc
4.73%, 5/1/2067	1,600	1,584	Pipelines - 3.84%
3 Month LIBOR + 2.39%			Enbridge Inc
Great-West Life & Annuity Insurance Capital			6.25%, 3/1/2078(e)	5,000	4,819
LP			3 Month LIBOR + 3.64%
6.63%, 11/15/2034(d)	1,200	1,422	Enterprise Products Operating LLC
Hartford Financial Services Group Inc/The			5.25%, 8/16/2077(e)	12,000	11,310
4.47%, 2/12/2067(d)	3,900	3,705	3 Month LIBOR + 3.03%
3 Month LIBOR + 2.13%			TransCanada PipeLines Ltd
8.13%, 6/15/2068(e)	500	501	4.55%, 5/15/2067	200	189
3 Month LIBOR + 4.60%			3 Month LIBOR + 2.21%
Legal & General Group PLC			Transcanada Trust
5.25%, 3/21/2047(e)	11,000	10,326	5.63%, 5/20/2075(e)	1,600	1,568
USSW5 Index Spread + 3.69%			3 Month LIBOR + 3.53%
Liberty Mutual Group Inc			5.87%, 8/15/2076(e)	1,600	1,600
5.03%, 3/7/2067(d)	300	297	3 Month LIBOR + 4.64%
3 Month LIBOR + 2.91%					$19,486
7.80%, 3/7/2087(d)	6,100	7,289	Sovereign - 0.20%
Liberty Mutual Insurance Co			CoBank ACB
7.70%, 10/15/2097(d)	1,100	1,521	6.25%, 12/31/2049(c),(e)	1,000	1,041
Lincoln National Corp			3 Month LIBOR + 4.66%
4.40%, 4/20/2067	1,100	1,041
3 Month LIBOR + 2.04%			Telecommunications - 0.21%
4.68%, 5/17/2066	1,300	1,248	Koninklijke KPN NV
3 Month LIBOR + 2.36%			7.00%, 3/28/2073(e)	1,000	1,046
Meiji Yasuda Life Insurance Co			USSW10 Index Spread + 5.33%
5.10%, 4/26/2048(d),(e)	1,300	1,319
USD ICE SWAP Rate NY 5 + 3.15%			Transportation - 1.11%
5.20%, 10/20/2045(d),(e)	1,000	1,025	BNSF Funding Trust I
USSW5 Index Spread + 4.23%			6.61%, 12/15/2055(e)	5,000	5,612
MetLife Capital Trust IV			3 Month LIBOR + 2.35%
7.88%, 12/15/2067(d)	1,800	2,241
MetLife Inc			TOTAL BONDS		$466,309
5.25%, 12/31/2049(c),(e)	1,400	1,425
			Total Investments		$504,409
3 Month LIBOR + 3.58%			Other Assets and Liabilities - 0.57%		$2,870
6.40%, 12/15/2066	700	754	TOTAL NET ASSETS - 100.00%		$507,279
9.25%, 4/8/2068(d)	3,900	5,324
10.75%, 8/1/2069	4,300	6,692
Mitsui Sumitomo Insurance Co Ltd			(a)	Affiliated Security. Security is either an affiliate (and registered under the
7.00%, 3/15/2072(d),(e)	3,600	3,915
			Investment Company Act of 1940) or an affiliate as defined by the
3 Month LIBOR + 5.90%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Nationwide Financial Services Inc			outstanding voting shares of the security). Please see affiliated sub-
6.75%, 5/15/2087	500	558	schedule for transactional information.
Nippon Life Insurance Co			(b) Current yield shown is as of period end.
5.00%, 10/18/2042(d),(e)	1,525	1,571
			(c)	Perpetual security. Perpetual securities pay an indefinite stream of
3 Month LIBOR + 4.24%			interest, but they may be called by the issuer at an earlier date.
Progressive Corp/The			(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.38%, 12/31/2049(c),(e)	4,200	4,200
			1933. These securities may be resold in transactions exempt from
3 Month LIBOR + 2.54%			registration, normally to qualified institutional buyers. At the end of the
Prudential Financial Inc			period, the value of these securities totaled $131,496 or 25.92% of net assets
5.63%, 6/15/2043(e)	2,800	2,912
			.
3 Month LIBOR + 3.92%			(e)	Rate shown is the rate in effect as of period end. The rate may be based on
5.88%, 9/15/2042(e)	13,500	14,310
			a fixed rate and may convert to a variable rate or floating rate in the
3 Month LIBOR + 4.18%			future.
Prudential PLC
7.75%, 12/31/2049(c)	2,000	2,022
Reinsurance Group of America Inc
4.79%, 12/15/2065	2,000	1,970
3 Month LIBOR + 2.67%

See accompanying notes.

Schedule of Investments
Capital Securities Fund
May 31, 2018 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		84.33%
Energy		4.67%
Utilities		3.32%
Communications		1.79%
Investment Companies		1.41%
Government		1.39%
Industrial		1.31%
Consumer, Cyclical		1.21%
Other Assets and Liabilities		0.57%
TOTAL NET ASSETS		100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales	May 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		$—		$83,747	$76,588	$7,159
		$—		$83,747	$76,588	$7,159

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%	$54		$—		$—	$—
	$54		$—		$—	$—
Amounts in thousands

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2018 (unaudited)

COMMON STOCKS - 56.19%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Agriculture - 0.51%			Electric (continued)
Archer-Daniels-Midland Co	309,283	$13,522	Transmissora Alianca de Energia Eletrica SA	1,822,700	$9,403
Bunge Ltd	57,496	3,999			$174,885
Golden Agri-Resources Ltd	15,935,600	3,744	Electronics - 0.18%
		$21,265	Badger Meter Inc	21,447	938
Building Materials - 0.46%			Halma PLC	278,382	4,990
Forterra Inc (a)	13,735	119	Watts Water Technologies Inc	20,399	1,570
Geberit AG	18,585	8,054			$7,498
Louisiana-Pacific Corp	124,390	3,630	Energy - Alternate Sources - 0.24%
Norbord Inc	84,253	3,513	Pattern Energy Group Inc	458,132	8,512
Pinnacle Renewable Holdings Inc	85,224	927	Vestas Wind Systems A/S	22,579	1,479
Reliance Worldwide Corp Ltd	348,089	1,511			$9,991
Universal Forest Products Inc	40,748	1,499	Engineering & Construction - 1.09%
		$19,253	Aena SME SA (b)	23,325	4,492
Chemicals - 1.71%			Arcadis NV	69,635	1,410
CF Industries Holdings Inc	105,161	4,326	Enav SpA (b)	2,085,127	10,053
Covestro AG (b)	32,190	2,933	Ferrovial SA	266,268	5,443
FMC Corp	55,262	4,813	Ferrovial SA - Rights (a)	266,268	97
Ingevity Corp (a)	29,461	2,243	Flughafen Zurich AG	42,375	8,895
K+S AG	449,917	12,025	nVent Electric PLC (a)	115,053	3,116
Lenzing AG	15,976	1,779	Sydney Airport	2,106,519	11,579
LyondellBasell Industries NV	42,136	4,724			$45,085
Monsanto Co	35,156	4,481	Environmental Control - 0.18%
Mosaic Co/The	164,770	4,530	China Water Affairs Group Ltd	850,000	834
Nutrien Ltd	130,229	6,590	Energy Recovery Inc (a)	24,481	203
Nutrien Ltd	108,127	5,477	Evoqua Water Technologies Corp (a)	41,721	805
OCI NV (a)	183,047	5,013	Kurita Water Industries Ltd	77,900	2,229
Olin Corp	123,101	3,980	METAWATER Co Ltd	8,000	215
Tokai Carbon Co Ltd	188,900	3,850	SIIC Environment Holdings Ltd (a)	875,800	267
Yara International ASA	97,256	4,015	Tetra Tech Inc	53,607	2,946
		$70,779			$7,499
Commercial Services - 1.37%			Food - 0.19%
Atlantia SpA	658,909	19,102	Ingredion Inc	33,199	3,698
Atlas Arteria Ltd	237,962	1,197	Wilmar International Ltd	1,776,100	4,287
Cengage Learning Holdings II Inc (a),(c)	11,792	71
					$7,985
China Merchants Port Holdings Co Ltd	2,156,000	4,894	Forest Products & Paper - 3.78%
OHL Mexico SAB de CV	4,936,536	6,658	Acadian Timber Corp	154,100	2,303
Transurban Group	2,804,646	25,119	BillerudKorsnas AB	219,907	3,341
		$57,041	Canfor Corp (a)	275,223	6,892
Consumer Products - 0.18%			Clearwater Paper Corp (a)	31,390	755
Avery Dennison Corp	36,708	3,856	Domtar Corp	68,121	3,275
Kimberly-Clark Corp	34,808	3,510	Empresas CMPC SA	878,038	3,424
		$7,366	Fibria Celulose SA ADR	976,841	18,072
Cosmetics & Personal Care - 0.30%			Holmen AB	208,953	4,931
Essity AB	76,500	1,942	Interfor Corp (a)	224,745	4,470
Kao Corp	17,200	1,328	International Paper Co	204,728	10,953
Svenska Cellulosa AB SCA	611,089	6,774	Klabin SA	573,800	3,229
Unicharm Corp	79,200	2,451	Mondi PLC	443,689	12,304
		$12,495	Nine Dragons Paper Holdings Ltd	4,047,000	6,393
Electric - 4.21%			Oji Holdings Corp	1,079,000	7,063
ACEA SpA	42,927	671	Quintis Ltd (a),(d)	2,854,062	691
Algonquin Power & Utilities Corp	415,600	4,048	Sappi Ltd	834,429	5,435
American Electric Power Co Inc	156,200	10,614	Smurfit Kappa Group PLC	200,679	8,280
Atlantica Yield PLC	223,797	4,277	Stora Enso OYJ	673,566	13,817
AusNet Services	3,788,532	4,642	Sumitomo Forestry Co Ltd	322,500	4,911
China Longyuan Power Group Corp Ltd	3,064,000	2,813	Suzano Papel e Celulose SA	915,500	10,575
CLP Holdings Ltd	384,500	4,037	UPM-Kymmene OYJ	358,847	13,172
Dominion Energy Inc	85,881	5,512	West Fraser Timber Co Ltd	115,245	8,375
Edison International	127,452	7,923	Western Forest Products Inc	2,012,415	4,315
Enel SpA	1,206,464	6,630			$156,976
Glow Energy PCL	1,717,300	4,564	Gas - 1.21%
Hera SpA	700,565	2,158	Enagas SA	276,496	7,375
Huadian Fuxin Energy Corp Ltd	14,110,000	3,726	Italgas SpA	479,346	2,491
Iberdrola SA	2,528,688	17,957	National Grid PLC	1,842,189	20,332
Infraestructura Energetica Nova SAB de CV	1,793,464	7,486	Snam SpA	2,352,733	9,629
NextEra Energy Inc	91,500	15,172	Southcross Holdings Borrower LP (a),(c)	37	11
NRG Yield Inc - C Shares	403,066	7,054	Southwest Gas Holdings Inc	128,300	9,712
PG&E Corp	236,100	10,230	Western Gas Equity Partners LP	22,712	834
Red Electrica Corp SA	259,933	5,075			$50,384
Sempra Energy	178,500	19,016	Hand & Machine Tools - 0.03%
Spark Infrastructure Group	6,445,012	10,714	Franklin Electric Co Inc	28,511	1,319
SSE PLC	425,545	7,730
Terna Rete Elettrica Nazionale SpA	648,364	3,433

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products - 0.19%			Miscellaneous Manufacturers - 0.34%
Danaher Corp	81,271	$8,069	Aalberts Industries NV	70,872	$3,466
			Alfa Laval AB	220,750	5,512
Healthcare - Services - 0.00%			Pentair PLC	115,053	5,021
Millennium Health LLC (a),(c)	22,091	—			$13,999
Millennium Health LLC (a),(c),(d),(e)	20,580	—	Oil & Gas - 5.66%
Millennium Health LLC (a),(c),(d),(e)	19,318	—	Aker BP ASA	166,546	6,079
		$—	Anadarko Petroleum Corp	169,499	11,831
Holding Companies - Diversified - 0.09%			Andeavor	47,147	6,810
Empresas COPEC SA	242,479	3,689	Antero Midstream Partners LP	164,358	4,972
			BP PLC	662,416	5,066
Home Builders - 0.35%			Canadian Natural Resources Ltd	139,800	4,840
DR Horton Inc	93,351	3,940	Chevron Corp	38,752	4,817
Meritage Homes Corp (a)	33,718	1,526	China Petroleum & Chemical Corp	3,192,000	3,105
PICO Holdings Inc	22,218	246	CNOOC Ltd	6,594,000	11,126
Taylor Morrison Home Corp (a)	70,745	1,521	ConocoPhillips	79,854	5,381
Toll Brothers Inc	89,655	3,541	Continental Resources Inc/OK (a)	87,974	5,924
TRI Pointe Group Inc (a)	226,099	3,902	Devon Energy Corp	225,711	9,383
		$14,676	Ecopetrol SA ADR	247,673	5,323
Iron & Steel - 1.57%			Eni SpA	259,275	4,705
ArcelorMittal	349,588	11,298	EOG Resources Inc	103,313	12,171
Fortescue Metals Group Ltd	1,104,223	3,892	EQT GP Holdings LP	35,939	891
JFE Holdings Inc	186,100	3,829	Equinor ASA	187,678	4,934
Nippon Steel & Sumitomo Metal Corp	181,000	3,778	Exxon Mobil Corp	57,261	4,652
Novolipetsk Steel PJSC	165,209	4,330	Fieldwood - Pre IPO Rights (a)	15,553	692
Nucor Corp	66,314	4,257	Galp Energia SGPS SA	257,305	4,776
Severstal PJSC	266,384	4,230	Gazprom PJSC ADR	866,656	3,926
Steel Dynamics Inc	86,963	4,299	Hess Corp	91,393	5,522
thyssenkrupp AG	159,305	4,203	Imperial Oil Ltd	159,900	5,231
Vale SA ADR	1,253,951	17,054	LUKOIL PJSC ADR	64,634	4,305
voestalpine AG	74,702	3,989	Novatek PJSC	31,775	4,571
		$65,159	Occidental Petroleum Corp	179,877	15,146
Lodging - 0.90%			Ocean Rig UDW Inc (a)	49,483	1,312
City Developments Ltd	1,587,600	13,252	OMV AG	59,718	3,422
Hilton Grand Vacations Inc (a)	229,452	9,123	Petroleo Brasileiro SA ADR	308,885	3,663
Hilton Worldwide Holdings Inc	184,958	14,928	Phillips 66	47,992	5,591
		$37,303	Pioneer Natural Resources Co	43,771	8,452
Machinery - Diversified - 0.67%			Repsol SA	241,803	4,608
ANDRITZ AG	87,268	4,353	Rosneft Oil Co PJSC	741,324	4,504
Ebara Corp	69,700	2,387	Royal Dutch Shell PLC - A Shares	136,786	4,743
Gorman-Rupp Co/The	14,040	468	Suncor Energy Inc	131,600	5,241
IDEX Corp	56,382	7,819	TOTAL SA	315,857	19,202
Kadant Inc	13,876	1,353	Valero Energy Corp	111,047	13,459
			Vantage Drilling International (a),(d),(e)	1,554	104
Lindsay Corp	7,830	771
Valmet OYJ	75,169	1,382	Woodside Petroleum Ltd	190,721	4,660
Xylem Inc/NY	132,525	9,330			$235,140
		$27,863	Oil & Gas Services - 0.64%
Metal Fabrication & Hardware - 0.12%			Baker Hughes a GE Co	164,270	5,682
Advanced Drainage Systems Inc	29,843	865	Halliburton Co	200,363	9,966
Mueller Water Products Inc - Class A	116,954	1,393	Schlumberger Ltd	129,035	8,861
			Select Energy Services Inc (a)	143,103	2,042
Tenaris SA	142,511	2,561
		$4,819			$26,551
Mining - 3.12%			Packaging & Containers - 1.25%
Alcoa Corp (a)	114,775	5,517	Amcor Ltd/Australia	400,379	4,249
Anglo American PLC	176,764	4,221	Ball Corp	110,737	4,092
Antofagasta PLC	361,778	5,066	DS Smith PLC	952,912	6,994
Barrick Gold Corp	376,453	4,965	Greif Inc - Class A	40,671	2,371
BHP Billiton Ltd	182,467	4,537	Packaging Corp of America	151,566	17,809
Franco-Nevada Corp	61,800	4,358	Sealed Air Corp	102,356	4,459
Freeport-McMoRan Inc	736,628	12,449	Sonoco Products Co	49,263	2,519
Fresnillo PLC	258,095	4,561	WestRock Co	155,797	9,173
Glencore PLC (a)	3,726,952	18,406			$51,666
Goldcorp Inc	345,900	4,943	Pipelines - 7.43%
MMC Norilsk Nickel PJSC ADR	217,598	3,873	AltaGas Ltd	377,253	7,373
Newcrest Mining Ltd	529,468	8,301	Andeavor Logistics LP	154,534	6,630
Newmont Mining Corp	268,742	10,463	Antero Midstream GP LP	64,658	1,245
Norsk Hydro ASA	637,665	4,013	APA Group	1,842,349	12,082
Orocobre Ltd (a)	234,103	995	BP Midstream Partners LP	80,654	1,724
Rio Tinto Ltd	247,724	15,466	Buckeye Partners LP	114,831	4,140
South32 Ltd	1,676,290	4,700	Cheniere Energy Inc (a)	357,084	23,789
Southern Copper Corp	82,247	4,021	Enbridge Energy Management LLC (a)	672,022	6,384
Sumitomo Metal Mining Co Ltd	92,000	3,496	Enbridge Inc	91,277	2,836
Wheaton Precious Metals Corp	226,900	4,959	Enbridge Inc	1,051,063	32,660
		$129,310	Energy Transfer Equity LP	502,150	8,677

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Pipelines (continued)			REITs (continued)
Energy Transfer Partners LP	390,949	$7,424	STORE Capital Corp	229,334	$6,146
Enterprise Products Partners LP	558,389	16,137	Sun Communities Inc	100,385	9,705
EQT Midstream Partners LP	148,401	8,285	Sunstone Hotel Investors Inc	441,836	7,684
Gibson Energy Inc	474,628	6,516	Unibail-Rodamco SE	23,316	5,250
Kinder Morgan Inc/DE	1,101,646	18,376	UNITE Group PLC/The	885,841	10,005
Koninklijke Vopak NV	109,048	5,354	Vicinity Centres	3,044,322	6,139
Magellan Midstream Partners LP	213,179	14,901	Weyerhaeuser Co	723,832	27,020
MPLX LP	366,974	13,178			$488,506
Noble Midstream Partners LP	24,169	1,246	Retail - 0.15%
ONEOK Inc	133,636	9,109	BMC Stock Holdings Inc (a)	5,118	104
Pembina Pipeline Corp	153,421	5,336	Gymboree Corp/The (a),(c)	17,842	366
Phillips 66 Partners LP	149,347	7,811	Gymboree Holding Corp (a)	48,577	996
Plains All American Pipeline LP	489,652	11,507	Home Depot Inc/The	13,208	2,464
Shell Midstream Partners LP	219,731	4,920	Lowe's Cos Inc	25,671	2,439
Tallgrass Energy GP LP	38,832	835			$6,369
Tallgrass Energy Partners LP	104,860	4,579	Software - 0.28%
Targa Resources Corp	68,463	3,329	Avaya Holdings Corp (a)	198,362	4,378
TransCanada Corp	443,254	18,557	InterXion Holding NV (a)	110,924	7,083
Valero Energy Partners LP	111,140	4,556			$11,461
Western Gas Partners LP	192,305	9,936	Storage & Warehousing - 0.08%
Williams Cos Inc/The	621,595	16,695	Safestore Holdings PLC	454,104	3,383
Williams Partners LP	309,014	12,299
		$308,426	Telecommunications - 0.24%
Real Estate - 2.92%			Eutelsat Communications SA	272,637	5,243
ADO Properties SA (b)	186,696	9,789	SES SA	281,544	4,879
Aroundtown SA	1,343,116	11,194			$10,122
Deutsche Wohnen SE	368,577	17,278	Textiles - 0.01%
Entra ASA (b)	422,853	5,999	Mohawk Industries Inc (a)	2,843	580
Fabege AB	902,554	10,633
Hongkong Land Holdings Ltd	1,471,216	10,666	Transportation - 0.07%
Mitsui Fudosan Co Ltd	1,323,700	33,099	East Japan Railway Co	29,400	2,902
New World Development Co Ltd	11,485,000	17,539
Pope Resources a Delaware LP	73,271	5,206	Water - 2.70%
		$121,403	American States Water Co	35,241	1,983
REITs - 11.77%			American Water Works Co Inc	171,380	14,249
Agree Realty Corp	78,483	4,155	Aqua America Inc	170,613	5,920
Alexandria Real Estate Equities Inc	157,616	19,689	Beijing Enterprises Water Group Ltd	4,970,000	2,979
American Homes 4 Rent	314,629	6,267	California Water Service Group	46,047	1,853
American Tower Corp	31,533	4,363	Cia de Saneamento Basico do Estado de Sao	328,032	2,254
Americold Realty Trust	328,031	6,757	Paulo ADR
Apartment Investment & Management Co	209,317	8,546	Cia de Saneamento do Parana	630,440	8,471
AvalonBay Communities Inc	111,063	18,385	Connecticut Water Service Inc	11,583	747
CatchMark Timber Trust Inc	380,535	4,833	Guangdong Investment Ltd	5,096,000	8,554
CFE Capital S de RL de CV (a)	4,981,300	4,820	Middlesex Water Co	15,689	697
Crown Castle International Corp	209,314	21,800	Pennon Group PLC	1,526,104	15,119
CubeSmart	236,678	7,219	Severn Trent PLC	791,464	20,892
Daiwa Office Investment Corp	1,333	7,797	SJW Group	15,560	982
Dexus	1,229,490	9,172	Suez	406,865	5,584
Digital Realty Trust Inc	52,194	5,610	United Utilities Group PLC	1,312,364	13,510
EPR Properties	83,765	5,142	Veolia Environnement SA	343,996	7,804
Equinix Inc	39,247	15,575	York Water Co/The	12,344	404
Essex Property Trust Inc	63,981	15,293			$112,002
Frasers Logistics & Industrial Trust	5,556,271	4,381	TOTAL COMMON STOCKS		$2,333,219
Gecina SA	88,803	15,353	INVESTMENT COMPANIES - 0.99%	Shares Held	Value (000's)
Goodman Group	2,898,689	20,430	Exchange Traded Funds - 0.31%
Inmobiliaria Colonial Socimi SA	1,112,855	11,874	PowerShares S&P Global Water Index	195,715	6,680
Invitation Homes Inc	757,230	16,667	Portfolio
Japan Hotel REIT Investment Corp	11,037	8,223	SPDR S&P Global Natural Resources ETF	121,248	6,220
Japan Retail Fund Investment Corp	2,689	4,876			$12,900
Kilroy Realty Corp	31,200	2,376
Klepierre SA	156,005	6,077	Money Market Funds - 0.68%
Link REIT	1,763,500	15,538	Principal Government Money Market Fund	28,269,324	28,269
			1.64%(f),(g)
MCUBS MidCity Investment Corp	9,140	7,069
Merlin Properties Socimi SA	720,494	9,953
Park Hotels & Resorts Inc	86,745	2,795	TOTAL INVESTMENT COMPANIES		$41,169
Physicians Realty Trust	350,364	5,333	PREFERRED STOCKS - 0.10%	Shares Held	Value (000's)
PotlatchDeltic Corp	268,304	13,549	Electric - 0.10%
Prologis Inc	269,784	17,361	Cia de Transmissao de Energia Eletrica	245,672	$4,255
Rayonier Inc	476,405	18,517	Paulista 4.62%
Regency Centers Corp	214,669	12,468
Rexford Industrial Realty Inc	504,768	15,784	TOTAL PREFERRED STOCKS		$4,255
Segro PLC	1,781,265	15,480
Simon Property Group Inc	168,707	27,030

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2018 (unaudited)

	Principal					Principal
BONDS - 7.99%	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's)	Value (000's)
Federal & Federally Sponsored Credit - 2.32%				Sovereign (continued)
Federal Farm Credit Banks				New Zealand Government Inflation Linked
1.87%, 5/14/2020(h)		$28,000	$27,988	Bond (continued)
1 Month LIBOR + (0.09)%				2.50%, 9/20/2040	NZD	1,099	$861
1.94%, 6/24/2019(h)		3,800	3,802	3.00%, 9/20/2030		4,394	3,745
1 Month LIBOR + (0.03)%				Saudi Government International Bond
1.95%, 11/4/2019(h)		25,000	24,991	3.63%, 3/4/2028(b)		$655	619
3 Month Treasury Bill Index + 0.05%							$27,193
1.96%, 1/27/2020(h)		11,000	10,996
				TOTAL BONDS			$331,717
3 Month Treasury Bill Index + 0.11%				COMMODITY INDEXED STRUCTURED
1.97%, 5/15/2020(h)		17,700	17,690			Principal
3 Month Treasury Bill Index + 0.13%				NOTES - 0.57%		Amount (000's)	Value (000's)

1.99%, 6/19/2019 (h)		11,000	11,004	Banks - 0.57%
3 Month Treasury Bill Index + 0.09%				Royal Bank of Canada; Dow Jones - UBS
				Commodity Index Linked Note
			$96,471	1.70%, 4/23/2019(b)		22,000	23,743
Finance - Mortgage Loan/Banker - 5.00%
Fannie Mae				TOTAL COMMODITY INDEXED STRUCTURED NOTES			$23,743
1.13%, 12/14/2018(h)		12,000	11,934
1.92%, 3/8/2019(h)		4,200	4,204			Principal
1 Month LIBOR + 0.00%				CONVERTIBLE BONDS - 0.01%		Amount (000's)	Value (000's)
1.97%, 2/28/2019(h)		4,000	4,004	Oil & Gas - 0.01%
				Vantage Drilling International
1 Month LIBOR + 0.00%				1.00%, PIK 1.00%, 12/31/2030(d),(j),(k)		273	273
Fannie Mae Discount Notes
1.68%, 6/21/2018(h),(i)		25,000	24,975
Federal Home Loan Banks				TOTAL CONVERTIBLE BONDS			$273
1.84%, 11/13/2019(h)		10,000	9,994	SENIOR FLOATING RATE INTERESTS -		Principal
1 Month LIBOR + (0.08)%				13.49%		Amount (000's)	Value (000's)
1.86%, 6/21/2019(h)		21,000	21,005	Advertising - 0.23%
1 Month LIBOR + (0.18)%				Advantage Sales & Marketing Inc
1.87%, 6/27/2019(h)		9,300	9,297	5.23%, 7/23/2021(l)		$1,479	$1,406
1 Month LIBOR + (0.19)%				US LIBOR + 3.25%
1.88%, 7/19/2019(h)		9,000	8,999	Affinion Group Inc
				9.67%, 3/31/2022(l)		2,223	2,302
1 Month LIBOR + (0.14)%
1.88%, 12/16/2019(h)		7,500	7,503	US LIBOR + 7.75%
1 Month LIBOR + (0.06)%				Checkout Holding Corp
1.90%, 1/23/2020(h)		5,800	5,798	5.48%, 4/3/2021(l)		2,024	1,378
1 Month LIBOR + (0.07)%				US LIBOR + 3.50%
2.00%, 1/30/2020(h)		11,000	11,000	Getty Images Inc
				5.80%, 10/3/2019(l)		3,481	3,370
3 Month Treasury Bill + 0.14%
2.08%, 9/20/2018(h)		10,000	10,009	US LIBOR + 3.50%
3 Month LIBOR + (0.12)%				Red Ventures LLC
				5.98%, 10/18/2024(l)		972	984
Freddie Mac
1.82%, 8/8/2019(h)		39,800	39,811	US LIBOR + 4.00%
1 Month LIBOR + (0.20)%							$9,440
1.82%, 8/12/2019(h)		30,400	30,403	Aerospace & Defense - 0.27%
1 Month LIBOR + (0.20)%				Sequa Mezzanine Holdings LLC
1.87%, 6/28/2019(h)		3,300	3,300	7.07%, 10/28/2021(l)		4,674	4,668
1 Month LIBOR + (0.10)%				US LIBOR + 5.00%
2.16%, 7/5/2019(h)		5,400	5,408	11.10%, 4/28/2022(l)		1,621	1,617
3 Month LIBOR + (0.17)%				US LIBOR + 9.00%
				TransDigm Inc
			$207,644	0.00%, 5/14/2025 (l),(m)		1,000	997
Media - 0.01%				US LIBOR + 2.50%
iHeartCommunications Inc
0.00%, 12/15/2019(a)		523	409	6.71%, 6/9/2023(l)		3,782	3,772
				US LIBOR + 2.50%
Sovereign - 0.66%							$11,054
Canadian Government Real Return Bond				Airlines - 0.18%
4.25%, 12/1/2026	CAD	1,438	1,461	American Airlines Inc
Colombia Government International Bond				3.72%, 6/27/2025(l)		3,115	3,075
3.88%, 4/25/2027		$675	645	US LIBOR + 1.75%
Indonesia Government International Bond				3.92%, 12/14/2023(l)		1,663	1,652
4.10%, 4/24/2028		310	305	US LIBOR + 2.00%
Italy Buoni Poliennali Del Tesoro				3.93%, 10/10/2021(l)		2,612	2,610
1.25%, 10/27/2020	EUR	1,008	1,191	US LIBOR + 2.00%
1.65%, 4/23/2020		1,883	2,236				$7,337
2.55%, 9/15/2041		206	264	Automobile Manufacturers - 0.06%
Japanese Government CPI Linked Bond				FCA US LLC
0.10%, 9/10/2024	JPY	634,503	6,106	3.97%, 12/5/2018(l)		2,397	2,400
0.10%, 3/10/2027		683,236	6,653	US LIBOR + 2.00%
Mexico Government International Bond
3.60%, 1/30/2025		$870	840
New Zealand Government Inflation Linked
Bond
2.50%, 9/20/2035	NZD	2,831	2,267

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Beverages - 0.06%			Computers - 0.57%
Jacobs Douwe Egberts International BV			Conduent Business Services LLC
4.62%, 7/2/2022(l)	$2,518	$2,530	4.98%, 12/7/2023(l)	$1,734	$1,744
US LIBOR + 2.25%			US LIBOR + 3.00%
			Dell International LLC
Biotechnology - 0.16%			3.49%, 12/31/2018(l)	1,858	1,857
Concordia International Corp			US LIBOR + 1.50%
6.23%, 10/21/2021(l)	7,430	6,685	3.99%, 9/7/2023(l)	6,912	6,903
US LIBOR + 4.25%			US LIBOR + 2.00%
			iQor US Inc
Building Materials - 0.09%			7.31%, 4/1/2021(l)	2,178	2,176
Quikrete Holdings Inc			US LIBOR + 5.00%
4.72%, 11/3/2023(l)	3,583	3,583	McAfee LLC
US LIBOR + 2.75%			6.47%, 9/30/2024(l)	3,309	3,330
			US LIBOR + 4.50%
Chemicals - 0.04%			10.43%, 9/26/2025(l)	750	761
INEOS US Finance LLC			US LIBOR + 8.50%
3.98%, 3/31/2024(l)	240	240	NeuStar Inc
US LIBOR + 2.00%			5.48%, 8/8/2024(l)	991	992
Minerals Technologies Inc			US LIBOR + 3.50%
4.75%, 5/9/2021(l)	1,305	1,305	Optiv Security Inc
Tronox Blocked Borrower LLC			5.13%, 2/1/2024(l)	918	895
5.30%, 9/13/2024(l)	91	92	US LIBOR + 3.25%
US LIBOR + 3.00%			Tempo Acquisition LLC
Tronox Finance LLC			4.98%, 5/1/2024(l)	1,485	1,485
5.30%, 9/13/2024(l)	210	211	US LIBOR + 3.00%
US LIBOR + 3.00%			Western Digital Corp
		$1,848	3.71%, 4/29/2023(l)	3,428	3,434
Coal - 0.03%			US LIBOR + 1.75%
Peabody Energy Corp					$23,577
4.73%, 3/7/2025(l)	1,190	1,187	Consumer Products - 0.02%
US LIBOR + 2.75%			Prestige Brands Inc
			3.98%, 1/20/2024(l)	763	766
Commercial Services - 0.54%			US LIBOR + 2.00%
Allied Universal Holdco LLC
6.05%, 7/27/2022(l)	1,417	1,395	Cosmetics & Personal Care - 0.16%
US LIBOR + 3.75%			Coty Inc
Camelot Finance LP			3.67%, 3/29/2023(l)	2,500	2,481
5.22%, 10/3/2023(l)	2,455	2,457	US LIBOR + 1.75%
US LIBOR + 3.25%			4.17%, 3/28/2025(l)	1,500	1,478
Ceridian HCM Holding Inc			US LIBOR + 2.25%
5.23%, 4/4/2025(l)	1,301	1,304	Revlon Consumer Products Corp
US LIBOR + 3.25%			5.48%, 7/21/2023(l)	3,489	2,707
Concentra Inc			US LIBOR + 3.50%
4.66%, 6/1/2022(l)	3,168	3,176			$6,666
US LIBOR + 2.75%			Distribution & Wholesale - 0.11%
Gartner Inc			KAR Auction Services Inc
3.98%, 3/21/2022(l)	956	959	4.81%, 3/9/2023(l)	772	774
US LIBOR + 2.00%			US LIBOR + 2.50%
3.98%, 3/15/2024(l)	143	143	Univar USA Inc
US LIBOR + 2.00%			4.48%, 7/1/2024(l)	3,883	3,900
Laureate Education Inc			US LIBOR + 2.50%
5.48%, 4/26/2024(l)	1,821	1,830			$4,674
US LIBOR + 3.50%			Diversified Financial Services - 0.33%
Monitronics International Inc			Capital Automotive LP
7.80%, 9/30/2022(l)	1,766	1,688	4.41%, 3/21/2024(l)	3,587	3,584
US LIBOR + 5.50%			US LIBOR + 2.50%
PAREXEL International Corp			7.99%, 3/21/2025(l)	2,061	2,091
4.73%, 8/9/2024(l)	746	745
			US LIBOR + 6.00%
US LIBOR + 2.75%			Ditech Holding Corp
Prime Security Services Borrower LLC			7.98%, 12/11/2020(l)	6,002	5,728
4.73%, 5/2/2022(l)	1,935	1,927
			US LIBOR + 3.75%
US LIBOR + 2.75%			Lions Gate Capital Holdings LLC
Syniverse Holdings Inc			4.21%, 3/20/2025(l)	598	597
6.93%, 2/9/2023(l)	3,900	3,904
			US LIBOR + 2.25%
US LIBOR + 5.00%			Vantiv LLC
10.93%, 2/9/2024(l)	2,000	1,987	3.92%, 8/7/2024(l)	1,500	1,502
US LIBOR + 9.00%			US LIBOR + 2.00%
WEX Inc					$13,502
4.23%, 6/30/2023(l)	929	932
US LIBOR + 2.25%
		$22,447

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Electric - 0.48%			Food (continued)
Calpine Corp			US Foods Inc
4.81%, 5/5/2023(l)	$2,350	$2,350	4.48%, 6/27/2023(l)	$6,339	$6,360
US LIBOR + 2.50%			US LIBOR + 2.50%
4.81%, 1/15/2024(l)	1,351	1,351			$20,104
US LIBOR + 2.50%			Gas - 0.00%
Dayton Power & Light Co/The			Southcross Holdings Borrower LP
3.99%, 8/19/2022(l)	2,117	2,124	4.50%, PIK 5.50%, 4/13/2023(c),(k),(l)	36	36
US LIBOR + 2.00%
NRG Energy Inc			Healthcare - Products - 0.24%
4.05%, 6/30/2023(l)	1,000	999	ConvaTec Inc
US LIBOR + 1.75%			4.55%, 10/13/2023(l)	2,618	2,623
Vistra Operations Co LLC			US LIBOR + 2.25%
0.00%, 8/4/2023(l),(m)	8,514	8,503	DJO Finance LLC
0.00%, 12/14/2025(l),(m)	2,133	2,128	5.39%, 6/24/2020(l)	1,452	1,455
4.20%, 12/14/2023(l)	2,463	2,467	US LIBOR + 3.25%
US LIBOR + 2.75%			Kinetic Concepts Inc
		$19,922	5.55%, 2/2/2024(l)	2,377	2,389
Electronics - 0.04%			US LIBOR + 3.25%
TTM Technologies Inc			Onex Carestream Finance LP
4.41%, 9/13/2024(l)	1,538	1,542	5.98%, 6/5/2019(l)	1,945	1,946
US LIBOR + 2.50%			US LIBOR + 4.00%
			10.48%, 12/15/2019(l)	565	562
Engineering & Construction - 0.05%			US LIBOR + 8.50%
Brand Industrial Services Inc			Vyaire Medical Inc
6.61%, 6/14/2024(l)	2,265	2,276	7.23%, 4/11/2025(l)	1,000	970
US LIBOR + 4.25%			US LIBOR + 4.75%
					$9,945
Entertainment - 0.43%			Healthcare - Services - 0.69%
CCM Merger Inc			Air Medical Group Holdings Inc
4.73%, 8/8/2021(l)	1,106	1,108	6.18%, 9/26/2024(l)	1,994	1,998
US LIBOR + 2.75%			US LIBOR + 4.25%
CEOC LLC			Ardent Legacy Acquisitions Inc
3.98%, 10/7/2024(l)	1,755	1,753	7.48%, 8/4/2021(l)	236	238
US LIBOR + 2.00%			US LIBOR + 5.50%
Cineworld Finance US Inc			Catalent Pharma Solutions Inc
4.43%, 2/7/2025(l)	750	747	4.23%, 5/20/2021(l)	3,868	3,881
US LIBOR + 2.50%			US LIBOR + 2.25%
Delta 2 Lux Sarl			CHS/Community Health Systems Inc
4.48%, 2/1/2024(l)	6,202	6,158	5.31%, 12/13/2019(l)	1,434	1,426
US LIBOR + 2.50%			US LIBOR + 3.00%
Scientific Games International Inc			5.56%, 1/14/2021(l)	1,997	1,943
4.73%, 8/14/2024(l)	6,136	6,152	US LIBOR + 3.25%
US LIBOR + 2.75%			HCA Inc
William Morris Endeavor Entertainment LLC			3.73%, 3/17/2023(l)	3,151	3,167
4.66%, 5/16/2025(l)	2,062	2,048	US LIBOR + 1.75%
US LIBOR + 2.75%			3.98%, 3/7/2025(l)	5,157	5,191
		$17,966	US LIBOR + 2.00%
Environmental Control - 0.16%			Heartland Dental LLC
Advanced Disposal Services Inc			5.72%, 4/18/2025(l)	108	108
4.00%, 11/10/2023(l)	4,951	4,962	US LIBOR + 3.75%
US LIBOR + 2.25%			Jaguar Holding Co II
Core & Main LP			4.65%, 8/18/2022(l)	5,256	5,251
5.12%, 7/19/2024(l)	1,492	1,499	US LIBOR + 2.50%
US LIBOR + 3.00%			MPH Acquisition Holdings LLC
		$6,461	5.05%, 5/25/2023(l)	740	741
Food - 0.48%			US LIBOR + 3.00%
Albertson's LLC			New Millennium Holdco Inc
4.73%, 8/25/2021(l)	10,912	10,791	8.48%, 12/21/2020(l)	1,096	562
US LIBOR + 2.75%			US LIBOR + 6.50%
CHG PPC Parent LLC			Quorum Health Corp
4.73%, 3/21/2025(l)	750	750	8.73%, 4/29/2022(l)	394	400
US LIBOR + 2.75%			US LIBOR + 6.75%
Moran Foods LLC			Select Medical Corp
7.90%, 12/1/2023(l)	590	475	4.68%, 2/13/2024(l)	1,439	1,445
US LIBOR + 6.00%			US LIBOR + 2.75%
Pinnacle Foods Finance LLC			Syneos Health Inc
3.66%, 2/2/2024(l)	1,721	1,728	3.92%, 8/1/2024(l)	2,408	2,410
US LIBOR + 1.75%			US LIBOR + 2.00%
					$28,761

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Insurance - 0.16%			Machinery - Diversified (continued)
Acrisure LLC			Gardner Denver Inc
6.61%, 11/22/2023(l)	$1,235	$1,242	5.05%, 7/30/2024(l)	$6,021	$6,044
US LIBOR + 4.25%			US LIBOR + 2.75%
Alliant Holdings Intermediate LLC			NN Inc
4.93%, 4/27/2025(l)	2,718	2,715	5.23%, 3/26/2021(l)	2,200	2,197
US LIBOR + 3.00%			US LIBOR + 3.25%
HUB International Ltd			5.73%, 10/19/2022(l)	1,384	1,382
5.36%, 4/18/2025(l)	2,573	2,568	US LIBOR + 3.75%
US LIBOR + 3.00%			RBS Global Inc
		$6,525	4.21%, 8/21/2024(l)	1,229	1,234
Internet - 0.09%			US LIBOR + 2.25%
Ancestry.com Operations Inc			Zebra Technologies Corp
5.23%, 10/19/2023(l)	1,858	1,858	0.00%, 10/27/2021(l),(m)	1,968	1,971
US LIBOR + 3.25%			US LIBOR + 1.75%
Uber Technologies Inc			Zodiac Pool Solutions LLC
5.90%, 7/13/2023(l)	1,000	1,002	6.30%, 12/20/2023(l)	1,478	1,476
US LIBOR + 4.00%			US LIBOR + 4.00%
5.92%, 7/22/2025(l)	1,000	1,006			$15,745
US LIBOR + 4.00%			Media - 1.53%
		$3,866	Altice Financing SA
Investment Companies - 0.06%			5.10%, 7/15/2025(l)	2,970	2,918
RPI Finance Trust			US LIBOR + 2.75%
4.30%, 3/27/2023(l)	2,428	2,433	CBS Radio Inc
US LIBOR + 2.00%			4.70%, 3/2/2024(l)	2,414	2,389
			US LIBOR + 2.75%
Leisure Products & Services - 0.22%			Charter Communications Operating LLC
Alterra Mountain Co			3.99%, 4/13/2025(l)	6,381	6,389
4.98%, 7/31/2024(l)	1,508	1,511	US LIBOR + 2.00%
US LIBOR + 3.00%			CSC Holdings LLC
Equinox Holdings Inc			4.42%, 1/12/2026(l)	1,500	1,496
4.98%, 3/8/2024(l)	1,040	1,043	US LIBOR + 2.50%
US LIBOR + 3.00%			Cumulus Media Holdings Inc
Fitness International LLC			5.24%, 12/18/2020(l)	8,056	6,995
5.03%, 4/18/2023(l)	1,750	1,746	US LIBOR + 3.25%
US LIBOR + 2.75%			Gray Television Inc
Life Time Fitness Inc			4.17%, 2/2/2024(l)	589	590
5.06%, 6/10/2022(l)	2,080	2,079	US LIBOR + 2.50%
US LIBOR + 2.75%			Houghton Mifflin Harcourt Publishers Inc
Planet Fitness Holdings LLC			4.98%, 5/11/2021(l)	2,637	2,446
4.79%, 3/31/2021(l)	1,712	1,721	US LIBOR + 3.00%
US LIBOR + 3.00%			iHeartCommunications Inc
Sabre GLBL Inc			0.00%, 1/22/2019(a),(l)	20,055	15,741
3.98%, 2/22/2024(l)	974	974	US LIBOR + 6.75%
US LIBOR + 2.00%			0.00%, 7/30/2019(a),(l)	2,886	2,258
		$9,074	US LIBOR + 7.50%
Lodging - 0.32%			McGraw-Hill Global Education Holdings
Boyd Gaming Corp			LLC
4.25%, 9/15/2023(l)	2,061	2,069	5.98%, 5/2/2022(l)	3,338	3,246
US LIBOR + 2.50%			US LIBOR + 4.00%
Caesars Resort Collection LLC			Mediacom Illinois LLC
4.73%, 10/2/2024(l)	3,988	3,987	3.51%, 2/15/2024(l)	485	485
US LIBOR + 2.75%			US LIBOR + 1.75%
CityCenter Holdings LLC			Meredith Corp
4.23%, 4/18/2024(l)	3,050	3,050	4.98%, 1/17/2025(l)	4,000	4,013
US LIBOR + 2.25%			US LIBOR + 3.00%
Hilton Worldwide Finance LLC			Mission Broadcasting Inc
3.71%, 10/25/2023(l)	2,375	2,385	4.41%, 1/17/2024(l)	391	391
US LIBOR + 1.75%			US LIBOR + 2.50%
Wyndham Hotels & Resorts Inc			Nexstar Broadcasting Inc
0.00%, 3/28/2025(l),(m)	2,000	2,007	4.41%, 1/17/2024(l)	3,042	3,047
		$13,498	US LIBOR + 2.50%
Machinery - Construction & Mining - 0.02%			Nielsen Finance LLC
North American Lifting Holdings Inc			3.93%, 10/4/2023(l)	2,470	2,472
6.80%, 11/26/2020(l)	1,016	966	US LIBOR + 2.00%
US LIBOR + 4.50%			Sinclair Television Group Inc
			4.16%, 1/3/2024(l)	1,000	1,000
Machinery - Diversified - 0.38%			US LIBOR + 2.25%
Columbus McKinnon Corp/NY			Tribune Media Co
4.80%, 1/31/2024(l)	1,437	1,441	4.98%, 1/26/2024(l)	2,053	2,050
US LIBOR + 2.50%			US LIBOR + 3.00%
			UPC Financing Partnership
			4.42%, 1/15/2026(l)	3,363	3,351
			US LIBOR + 2.50%

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Media (continued)			Pipelines - 0.07%
Ziggo Secured Finance Partnership			BCP Renaissance Parent LLC
4.42%, 4/15/2025(l)	$2,150	$2,137	5.86%, 9/19/2024(l)	$1,455	$1,453
US LIBOR + 2.50%			US LIBOR + 3.50%
		$63,414	Traverse Midstream Partners LLC
Mining - 0.03%			5.85%, 9/21/2024(l)	1,344	1,344
Unimin Corp			US LIBOR + 4.00%
0.00%, 4/9/2025(l),(m)	1,250	1,250			$2,797
US LIBOR + 3.75%			Real Estate - 0.04%
			Realogy Group LLC
Miscellaneous Manufacturers - 0.08%			4.18%, 1/26/2025(l)	1,488	1,495
Gates Global LLC			US LIBOR + 2.25%
5.05%, 4/1/2024(l)	3,421	3,435
US LIBOR + 3.00%			REITs - 0.25%
			GGP Inc
Oil & Gas - 0.39%			0.00%, 5/7/2025(l),(m)	5,000	4,931
BCP Raptor LLC			Uniti Group LP
6.31%, 6/22/2024(l)	508	495	4.98%, 10/24/2022(l)	5,815	5,648
US LIBOR + 4.25%			US LIBOR + 3.00%
California Resources Corp					$10,579
6.70%, 11/14/2022(l)	4,500	4,599	Retail - 0.81%
US LIBOR + 4.75%			1011778 BC ULC
12.34%, 12/31/2021(l)	1,750	1,961	4.22%, 2/16/2024(l)	8,186	8,178
US LIBOR + 10.37%			US LIBOR + 2.25%
Fieldwood Energy LLC			Academy Ltd
7.15%, 4/11/2022(l)	3,429	3,441	5.94%, 7/1/2022(l)	403	318
US LIBOR + 5.25%			US LIBOR + 4.00%
9.15%, 4/11/2023(l)	2,791	2,740	Belk Inc
US LIBOR + 7.25%			7.09%, 12/12/2022(l)	1,183	916
Seadrill Operating LP			US LIBOR + 4.75%
8.30%, 2/12/2021(l)	3,602	3,133	BJ's Wholesale Club Inc
US LIBOR + 6.00%			5.42%, 1/26/2024(l)	1,354	1,355
		$16,369	US LIBOR + 3.75%
Oil & Gas Services - 0.06%			EG America LLC
McDermott Technology Americas Inc			0.00%, 2/7/2025(l),(m)	1,250	1,246
0.00%, 4/4/2025(l),(m)	2,500	2,519	US LIBOR + 4.00%
US LIBOR + 5.00%			Hudson's Bay Co
			5.22%, 9/30/2022(l)	1,352	1,259
Packaging & Containers - 0.26%			US LIBOR + 3.25%
Berry Global Inc			IRB Holding Corp
3.93%, 1/19/2024(l)	1,975	1,978	5.21%, 1/17/2025(l)	250	251
US LIBOR + 2.00%			US LIBOR + 3.25%
CROWN Americas LLC			Neiman Marcus Group Ltd LLC
4.31%, 1/17/2025(l)	1,583	1,591	5.17%, 10/25/2020(l)	2,545	2,251
US LIBOR + 2.00%			US LIBOR + 3.25%
Reynolds Group Holdings Inc			Petco Animal Supplies Inc
4.72%, 2/5/2023(l)	6,934	6,946	5.61%, 1/26/2023(l)	5,461	3,827
US LIBOR + 2.75%			US LIBOR + 3.25%
SIG Combibloc PurchaseCo Sarl			PetSmart Inc
4.65%, 2/3/2022(l)	224	225	4.92%, 3/11/2022(l)	4,596	3,582
US LIBOR + 3.00%			US LIBOR + 3.00%
		$10,740	Serta Simmons Bedding LLC
Pharmaceuticals - 0.36%			5.72%, 10/20/2023(l)	2,206	1,940
Change Healthcare Holdings LLC			US LIBOR + 3.50%
4.73%, 3/1/2024(l)	7,871	7,865	SRS Distribution Inc
US LIBOR + 2.75%			0.00%, 5/19/2025(l),(m)	1,500	1,493
Grifols Worldwide Operations USA Inc			US LIBOR + 3.25%
4.00%, 1/31/2025(l)	4,940	4,954	Toys R Us - Delaware Inc
US LIBOR + 2.25%			3.97%, 4/26/2024(l)	7,224	7,221
PharMerica Corp			US LIBOR + 6.75%
5.43%, 9/26/2024(l)	1,500	1,504			$33,837
US LIBOR + 3.50%			Semiconductors - 0.15%
Valeant Pharmaceuticals International Inc			Bright Bidco BV
0.00%, 5/19/2025(l),(m)	223	223	5.75%, 6/30/2024(l)	1,458	1,453
US LIBOR + 3.00%			US LIBOR + 3.50%
Vizient Inc			Cavium Inc
4.73%, 2/13/2023(l)	223	224	4.22%, 8/16/2022(l)	2,539	2,540
US LIBOR + 2.75%			US LIBOR + 2.25%
		$14,770	Microchip Technology Inc
			0.00%, 5/23/2025(l),(m)	1,000	1,005
			US LIBOR + 2.00%

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Semiconductors (continued)			Software (continued)
ON Semiconductor Corp			Veritas US Inc
3.98%, 3/31/2023(l)	$1,341	$1,342	6.80%, 1/27/2023(l)	$4,339	$4,102
US LIBOR + 2.00%			US LIBOR + 4.50%
		$6,340			$67,525
Shipbuilding - 0.01%			Telecommunications - 0.90%
Drillship Kithira Owners Inc			Avaya Inc
8.00%, 9/24/2020(l)	220	231	6.68%, 11/8/2024(l)	5,586	5,615
			US LIBOR + 4.75%
Software - 1.63%			CenturyLink Inc
Almonde Inc			4.72%, 1/31/2025(l)	4,883	4,820
9.56%, 4/28/2025(l)	200	193	US LIBOR + 2.75%
US LIBOR + 7.25%			4.73%, 6/20/2022(l)	1,481	1,477
Blackboard Inc			US LIBOR + 2.75%
6.89%, 6/30/2021(l)	1,797	1,628	CommScope Inc
US LIBOR + 5.00%			3.98%, 12/29/2022(l)	440	440
BMC Software Finance Inc			US LIBOR + 2.00%
5.23%, 9/10/2022(l)	5,395	5,400	Frontier Communications Corp
US LIBOR + 3.25%			5.66%, 5/31/2024(l)	2,579	2,555
Cengage Learning Inc			US LIBOR + 3.75%
6.18%, 6/7/2023(l)	6,832	6,116	Intelsat Jackson Holdings SA
US LIBOR + 4.25%			5.72%, 11/30/2023(l)	8,176	8,201
Compuware Corp			US LIBOR + 3.75%
5.48%, 12/15/2021(l)	5,329	5,368	6.47%, 1/15/2024(l)	1,578	1,631
US LIBOR + 3.50%			US LIBOR + 4.50%
DTI Holdco Inc			6.62%, 1/15/2024(l)	2,425	2,480
7.45%, 10/2/2023(l)	1,175	1,170	Maxar Technologies Ltd
US LIBOR + 4.75%			4.66%, 7/5/2024(l)	2,492	2,490
Evergreen Skills Lux Sarl			US LIBOR + 2.75%
6.65%, 4/23/2021(l)	5,569	5,206	Sprint Communications Inc
US LIBOR + 4.75%			4.49%, 1/31/2024(l)	5,150	5,146
10.13%, 4/28/2022(l)	804	651	US LIBOR + 2.50%
US LIBOR + 8.25%			West Corp
First Data Corp			5.48%, 10/10/2024(l)	342	339
3.97%, 7/8/2022(l)	2,181	2,180	US LIBOR + 3.50%
US LIBOR + 2.00%			5.98%, 10/10/2024(l)	1,260	1,258
Greeneden US Holdings II LLC			US LIBOR + 4.00%
5.80%, 12/1/2023(l)	3,641	3,661	Windstream Services LLC
US LIBOR + 3.50%			5.94%, 3/29/2021(l)	968	928
Infor US Inc			US LIBOR + 4.00%
4.73%, 2/1/2022(l)	3,930	3,928			$37,380
US LIBOR + 2.75%			Transportation - 0.11%
Ivanti Software Inc			CEVA Group PLC
6.24%, 1/20/2024(l)	1,976	1,946	6.50%, 3/19/2021(l)	371	370
US LIBOR + 4.25%			US LIBOR + 5.50%
Kronos Inc/MA			7.86%, 3/12/2021(l)	519	517
5.36%, 11/1/2023(l)	1,532	1,538	US LIBOR + 5.50%
US LIBOR + 3.00%			7.86%, 3/19/2021(l)	65	65
MA FinanceCo LLC			US LIBOR + 5.50%
4.72%, 4/19/2024(l)	736	733	CEVA Intercompany BV
US LIBOR + 2.75%			7.86%, 3/19/2021(l)	128	127
Rackspace Hosting Inc			US LIBOR + 5.50%
5.36%, 11/3/2023(l)	2,291	2,273	Commercial Barge Line Co
US LIBOR + 3.00%			10.73%, 11/12/2020(l)	900	624
RP Crown Parent LLC			US LIBOR + 8.75%
4.73%, 10/12/2023(l)	2,463	2,469	HGIM Corp
US LIBOR + 2.75%			0.00%, 6/18/2018(a),(l)	256	104
Seattle SpinCo Inc			US LIBOR + 4.25%
4.72%, 4/19/2024(l)	4,968	4,949	0.00%, 6/18/2018(a),(l)	1,852	746
US LIBOR + 2.75%			US LIBOR + 3.00%
Sophia LP			0.00%, 6/18/2020(a),(l)	2,396	983
5.55%, 9/30/2022(l)	3,873	3,876	US LIBOR + 4.50%
US LIBOR + 3.25%			XPO Logistics Inc
SS&C European Holdings Sarl			3.96%, 2/14/2025(l)	1,144	1,145
4.45%, 2/28/2025(l)	1,266	1,272	US LIBOR + 2.00%
US LIBOR + 2.50%					$4,681
SS&C Technologies Inc			Trucking & Leasing - 0.14%
4.45%, 2/28/2025(l)	3,381	3,398	Avolon TLB Borrower 1 US LLC
US LIBOR + 2.50%			3.99%, 1/15/2025(l)	5,788	5,733
TIBCO Software Inc			US LIBOR + 2.00%
5.49%, 12/4/2020(l)	5,453	5,468
US LIBOR + 3.50%			TOTAL SENIOR FLOATING RATE INTERESTS		$559,911

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(c) Restricted Security. Please see Restricted Security Sub-Schedule for more
AGENCY OBLIGATIONS - 18.10%	Amount (000's)	Value (000's)	information.
U.S. Treasury - 3.96%			(d) Fair value of these investments is determined in good faith by the Manager
1.38%, 2/28/2019(h)	$12,000	$11,926	under procedures established and periodically reviewed by the Board of
1.90%, 1/31/2020(h),(n)	22,000	21,993	Directors. Certain inputs used in the valuation may be unobservable;
3 Month Treasury Bill Index + 0.00%			however, each security is evaluated individually for purposes of ASC 820
1.94%, 4/30/2020(h)	34,000	34,000	which results in not all securities being identified as Level 3 of the fair
3 Month Treasury Bill Index + 0.07%			value hierarchy. At the end of the period, the fair value of these securities
1.95%, 10/31/2019(h)	28,400	28,419	totaled $1,068 or 0.03% of net assets.
3 Month Treasury Bill Index + 0.10%			(e) The value of these investments was determined using significant
1.96%, 7/31/2019(h),(o)	35,000	35,039	unobservable inputs.
3 Month Treasury Bill Index + 0.06%			(f) Affiliated Security. Security is either an affiliate (and registered under the
1.97%, 4/30/2019(h)	13,000	13,013	Investment Company Act of 1940) or an affiliate as defined by the
3 Month Treasury Bill Index + 0.14%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
2.04%, 1/31/2019(h)	20,000	20,025	outstanding voting shares of the security). Please see affiliated sub-
3 Month Treasury Bill Index + 0.14%			schedule for transactional information.
		$164,415	(g) Current yield shown is as of period end.
U.S. Treasury Bill - 3.02%			(h) All or a portion of this security is owned by the DRA Cayman Corporation,
1.55%, 7/12/2018(i)	40,000	39,920	which is a 100% owned subsidiary of the fund.
1.65%, 6/7/2018(i)	53,000	52,986	(i) Rate shown is the discount rate of the original purchase.
1.67%, 6/28/2018(h),(i)	10,000	9,987	(j) Certain variable rate securities are not based on a published reference
2.04%, 11/15/2018(i)	22,500	22,292	rate and spread but are determined by the issuer or agent and are based
		$125,185	on current market conditions. These securities do not indicate a reference
U.S. Treasury Inflation-Indexed Obligations - 11.12%			rate and spread in their description.
0.13%, 4/15/2021	18,458	18,217	(k) Payment in kind; the issuer has the option of paying additional securities
0.13%, 1/15/2022	25,032	24,658	in lieu of cash.
0.13%, 4/15/2022	26,557	26,071	(l) Rate information disclosed is based on an average weighted rate as of
0.13%, 7/15/2022	13,764	13,572	period end.
0.13%, 1/15/2023	21,757	21,320	(m) This Senior Floating Rate Note will settle after May 31, 2018, at which
0.13%, 7/15/2024	22,440	21,830	time the interest rate will be determined.
0.13%, 7/15/2026	14,223	13,620	(n) Security or a portion of the security was pledged to cover margin
0.25%, 1/15/2025	21,737	21,166	requirements for swap and/or swaption contracts. At the end of the period,
0.38%, 7/15/2023	17,463	17,345	the value of these securities totaled $7,726 or 0.19% of net assets.
0.38%, 7/15/2025	18,356	18,042	(o) Security or a portion of the security was pledged to cover margin
0.38%, 1/15/2027	17,408	16,903	requirements for futures contracts. At the end of the period, the value of
0.38%, 7/15/2027	15,461	15,029	these securities totaled $23,026 or 0.55% of net assets.
0.50%, 1/15/2028	32,628	31,893
0.63%, 7/15/2021	22,291	22,441
0.63%, 4/15/2023	10,424	10,430	Portfolio Summary (unaudited)
0.63%, 1/15/2024	18,792	18,803	Sector	Percent
0.63%, 1/15/2026	14,308	14,237	Government	26.08%
0.75%, 2/15/2042	15,839	15,377	Financial	16.10%
0.75%, 2/15/2045	14,431	13,885	Energy	14.53%
0.88%, 2/15/2047	3,107	3,079	Basic Materials	10.25%
1.00%, 2/15/2046	5,657	5,782	Utilities	8.70%
1.00%, 2/15/2048	8,845	9,072	Industrial	6.00%
1.13%, 1/15/2021	7,427	7,553	Consumer, Non-cyclical	5.45%
1.38%, 2/15/2044	7,709	8,550	Consumer, Cyclical	3.62%
1.75%, 1/15/2028	6,456	7,057	Communications	3.00%
2.00%, 1/15/2026	7,601	8,343	Technology	2.63%
2.13%, 2/15/2040	5,290	6,626	Investment Companies	0.99%
2.13%, 2/15/2041	4,246	5,357	Diversified	0.09%
2.38%, 1/15/2025	5,896	6,553	Purchased Interest Rate Swaptions	0.02%
2.38%, 1/15/2027	6,672	7,599	Purchased Options	0.02%
2.50%, 1/15/2029	6,768	7,959	Other Assets and Liabilities	2.52%
3.38%, 4/15/2032	5,042	6,737	TOTAL NET ASSETS	100.00%
3.63%, 4/15/2028	6,085	7,740
3.88%, 4/15/2029	6,783	8,955
		$461,801
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$751,401
TOTAL PURCHASED OPTIONS - 0.02%		$801
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.02%		$1,010
Total Investments		$4,047,499
Other Assets and Liabilities - 2.52%		$104,429
TOTAL NET ASSETS - 100.00%		$4,151,928

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $57,628 or 1.39% of net assets.

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2018 (unaudited)

Affiliated Securities				August 31, 2017				Purchases		Sales			May 31, 2018
				Value				Cost		Proceeds			Value
Principal Government Money Market Fund 1.64%		$					—	$1,427,036		$1,398,767			$28,269
		$					—	$1,427,036		$1,398,767			$28,269

					Realized Gain/Loss				Realized Gain from				Change in Unrealized
		Income			on Investments			Capital Gain Distributions					Gain/Loss
Principal Government Money Market Fund 1.64%				$600	$			— $				—	$—
				$600	$			— $				—	$—
Amounts in thousands

Restricted Securities

Security Name				Acquisition Date				Cost				Value	Percent of Net Assets
Cengage Learning Holdings II Inc				3/31/2014				$	376			$71	0.00%
Gymboree Corp/The				8/18/2017					223			366	0.01%
Millennium Health LLC				3/15/2016					—			—	0.00%
Millennium Health LLC				3/15/2016					—			—	0.00%
Millennium Health LLC				12/21/2015					206			—	0.00%
Southcross Holdings Borrower LP				4/29/2016					6			11	0.00%
Southcross Holdings Borrower LP		4/29/2016-4/30/2018							35			36	0.00%
Total												$484	0.01%
Amounts in thousands.

Options

Purchased Options		Contracts/	Notional					Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount		Exercise Price			Date		Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - USD versus JPY	JPMorgan Chase	1		$586			$114.20	8/16/2018		$85		$29	$(56)
Put - EUR versus SEK	JPMorgan Chase	1	EUR	512		EUR	10.00	11/2/2018		68		150	82
Put - EUR versus USD	JPMorgan Chase	1	EUR	509		EUR	1.15	11/7/2018		84		146	62
Put - EUR versus USD	JPMorgan Chase	1	EUR	509		EUR	1.15	7/17/2018		95		121	26
Put - EUR versus USD	JPMorgan Chase	1	EUR	510		EUR	1.14	8/9/2018		73		105	32
Put - EUR versus USD	JPMorgan Chase	1	EUR	10,191		EUR	1.16	11/28/2018		163		170	7
Put - GBP versus USD	Barclays Bank	1	GBP	3,480		GBP	1.35	7/24/2018		33		78	45
	PLC
Call - 90 Day Eurodollar	N/A	6		$15			$97.38	3/19/2019		1		2	1
Future; March 2019
Total										$602		$801	$199

Written Options		Contracts/	Notional					Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount		Exercise Price			Date	Payments/(Receipts)			Fair Value	Appreciation/(Depreciation)
Call - EUR versus AUD	JPMorgan Chase	1	EUR	2,036		EUR	1.62	6/1/2018		$(9	) $	—	$9
Call - EUR versus NZD	JPMorgan Chase	1	EUR	4,070		EUR	1.73	6/13/2018		(25)		(1)	24
Call - EUR versus SEK	JPMorgan Chase	1	EUR	2,051		EUR	10.73	6/1/2018		(9)		—	9
Call - EUR versus USD	JPMorgan Chase	1	EUR	10,191		EUR	1.20	11/28/2018		(165)		(189)	(24)
Call - GBP versus USD	Barclays Bank	1	GBP	3,480		GBP	1.47	7/24/2018		(37)		—	37
	PLC
Call - NOK versus SEK	JPMorgan Chase	1	NOK	20,032		NOK	1.09	6/13/2018		(8)		(3)	5
Put - EUR versus JPY	JPMorgan Chase	1	EUR	4,180		EUR	125.90	6/28/2018		(24)		(37)	(13)
Put - NZD versus USD	JPMorgan Chase	1	NZD	12,090		NZD	0.71	6/26/2018		(74)		(103)	(29)
Put - USD versus CHF	JPMorgan Chase	1		$5,108			$0.99	6/21/2018		(22)		(52)	(30)
Call - Eurodollar, Mid-	N/A	4		$10			$97.25	3/18/2019		(1)		(2)	(1)
Curve 2 Year Future;
March 2021
Total										$(374	) $	(387)	$(13)

Amounts in thousands except contracts/shares.

Interest Rate Swaptions

				Pay/
		Receive
Purchased Swaptions		Floating Rate		Floating	Notional		Exercise	Expiration		Upfront		Fair	Unrealized
Outstanding	Counterparty	Index		Rate	Amount		Rate	Date	Payments/(Receipts)			Value	Appreciation/(Depreciation)
Call - 10 Year	JPMorgan Chase	3 Month		Pay $	410		2.99% 4/28/2038			$19		$22	$3
Interest Rate Swap		LIBOR
Call - 20 Year	JPMorgan Chase	6 Month JPY		Pay JPY	47,100		0.78% 4/19/2021			15		15	—
Interest Rate Swap		LIBOR
Call - 30 Year	Deutsche Bank AG	3 Month		Pay $	235		3.12% 4/27/2023			24		30	6
Interest Rate Swap		LIBOR
Put - 10 Year	Barclays Bank PLC	6 Month JPY		Receive JPY	1,517,095		1.10% 6/30/2022			206		115	(91)
Interest Rate Swap		LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Receive $		13,810		2.95% 8/23/2022			631		658	27
Interest Rate Swap		LIBOR

See accompanying notes

			Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2018 (unaudited)

Interest Rate Swaptions (continued)

			Pay/
			Receive
Purchased Swaptions		Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Fair		Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value		Appreciation/(Depreciation)
Put - 10 Year	JPMorgan Chase	3 Month	Receive $	410	2.99%	4/28/2038	$19	$18		$(1)
Interest Rate Swap		LIBOR
Put - 20 Year	JPMorgan Chase	6 Month JPY	Receive	JPY 47,100	0.78%	4/19/2021	15	14		(1)
Interest Rate Swap		LIBOR
Put - 30 Year	Deutsche Bank AG	3 Month	Receive $	3,265	3.54%	6/18/2019	63	47		(16)
Interest Rate Swap		LIBOR
Put - 30 Year	Deutsche Bank AG	3 Month	Receive	235	3.12%	4/27/2023	24	21		(3)
Interest Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Receive	9,820	3.15%	5/15/2019	93	70		(23)
Rate Swap		LIBOR
Total							$1,109	$1,010		$(99)

			Pay/
			Receive
Written Swaptions		Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Fair		Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value		Appreciation/(Depreciation)
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive $	4,030	2.90%	6/1/2020	$(30)	$(31)		$(1)
Rate Swap		LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	71,800	2.40%	2/25/2020	(219)	(233)		(14)
Rate Swap		LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	7,470	2.88%	4/15/2020	(54)	(53)		1
Rate Swap		LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	7,480	2.89%	4/15/2020	(54)	(54)		—
Rate Swap		LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	7,400	2.94%	4/20/2020	(51)	(56)		(5)
Rate Swap		LIBOR
Call - 2 Year Interest	JPMorgan Chase	3 Month	Receive	12,380	2.45%	5/31/2019	(23)	(24)		(1)
Rate Swap		LIBOR
Put - 10 Year	Deutsche Bank AG	6 Month	Pay	EUR 8,390	1.65%	2/22/2019	(96)	(24)		72
Interest Rate Swap		EURIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Pay	$4,280	2.90%	4/17/2019	(112)	(97)		15
Interest Rate Swap		LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Pay	9,695	3.15%	5/9/2019	(202)	(142)		60
Interest Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	7,480	2.89%	4/15/2020	(54)	(51)		3
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	4,100	3.15%	5/6/2020	(22)	(20)		2
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	7,350	3.15%	3/22/2019	(17)	(14)		3
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	7,400	2.94%	4/20/2020	(51)	(47)		4
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	5,660	3.35%	6/1/2020	(20)	(21)		(1)
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	7,470	2.88%	4/15/2020	(54)	(52)		2
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	71,800	3.40%	2/25/2020	(273)	(215)		58
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	4,030	2.90%	6/1/2020	(30)	(29)		1
Rate Swap		LIBOR
Put - 2 Year Interest	JPMorgan Chase	3 Month	Pay	12,380	3.25%	5/31/2019	(23)	(24)		(1)
Rate Swap		LIBOR
Total							$(1,385)	$(1,187	) $	198

Amounts in thousands.

Futures Contracts

Description and Expiration Date			Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2018			Long	103		$25,091	$			1
90 Day Eurodollar; December 2019			Short	103		25,017				(3)
Brent Crude; August 2018(a)			Short	721		55,921				(2,328)
Brent Crude; December 2018(a)			Long	425		32,364				7,378
Brent Crude; September 2018(a)			Long	283		21,862				188
Canada 10 Year Bond; September 2018			Short	11		1,153				(22)
Cocoa; July 2018 (a)			Short	97		2,380				154
Coffee 'C'; July 2018(a)			Short	395		18,323				(422)
Copper; July 2018(a)			Long	22		1,686				10

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2018 (unaudited)

Futures Contracts (continued)

Description and Expiration Date		Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Corn; July 2018(a)		Short	398	$7,841	$		130
Cotton No.2; December 2018(a)		Short	26	1,191			(100)
Cotton No.2; July 2018(a)		Long	16	745			75
Euro Bund 10 Year Bund; June 2018		Long	1	190			3
Feeder Cattle; August 2018(a)		Long	219	16,140			226
Gasoline RBOB; July 2018(a)		Long	359	32,576			163
Gold 100 oz; December 2018(a)		Short	1	132			—
Japan 10 Year Bond TSE; June 2018		Short	10	13,878			(24)
KC HRW Wheat; July 2018 (a)		Short	748	20,289			(236)
Lean Hogs; July 2018(a)		Long	409	12,769			(20)
Live Cattle; August 2018(a)		Short	35	1,455			(73)
LME Lead; July 2018(a)		Short	—	—			(41)
LME Lead; September 2018(a)		Short	—	—			(34)
LME Nickel; December 2018(a)		Long	236	21,648			2,390
LME Nickel; June 2018(a)		Short	—	—			429
LME Nickel; September 2018(a)		Long	24	2,194			106
LME PRI Alum; December 2018(a)		Long	459	26,249			275
LME PRI Alum; July 2018(a)		Short	2	116			(54)
LME PRI Alum; June 2018(a)		Short	—	—			(1,125)
LME PRI Alum; September 2018(a)		Long	20	1,146			(74)
LME Zinc; December 2018(a)		Short	—	—			(1,214)
LME Zinc; July 2018(a)		Short	171	13,242			110
LME Zinc; June 2018(a)		Short	—	—			810
Natural Gas; July 2018(a)		Long	249	7,350			199
Natural Gas; September 2018(a)		Long	44	1,295			36
NY Harb ULSD; July 2018(a)		Long	87	8,056			(74)
Palladium; September 2018(a)		Short	123	12,075			55
Platinum; July 2018 (a)		Long	168	7,645			76
Short Term Euro-BTP; June 2018		Short	24	3,075			73
Silver; December 2018(a)		Long	204	17,010			(235)
Silver; July 2018(a)		Long	20	1,646			(5)
Soybean Meal; July 2018(a)		Short	47	1,764			(1)
Soybean Oil; July 2018(a)		Long	436	8,141			(163)
Soybean; July 2018(a)		Short	288	14,666			28
Sugar #11; July 2018(a)		Short	400	5,730			(198)
US 10 Year Note; September 2018		Long	131	15,777			94
US 10 Year Ultra Note; September 2018		Short	108	13,861			1
US 2 Year Note; September 2018		Long	56	11,885			40
US 5 Year Note; September 2018		Long	51	5,808			(16)
US Ultra Bond; September 2018		Short	24	3,828			(96)
Wheat; July 2018 (a)		Long	990	26,049			900
WTI Crude; August 2018(a)		Short	493	32,987			1,568
WTI Crude; December 2018(a)		Long	770	50,450			4,913
WTI Crude; July 2018(a)		Long	687	46,056			(135)
Total					$		13,738
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept	Currency to Deliver		Asset	Liability
Australia and New Zealand Banking Group	6/4/2018	JPY	181,375		$1,666	$1	$—
Australia and New Zealand Banking Group	6/5/2018	NZD	9,547		$6,697	—	(16)
Australia and New Zealand Banking Group	6/5/2018		$6,725	NZD	9,547	44	—
Australia and New Zealand Banking Group	7/5/2018		$6,697	NZD	9,547	18	—
Bank of America NA	8/9/2018	MXN	24,852		$1,260	—	(28)
Bank of New York Mellon	8/9/2018	MXN	36,080		$1,807	—	(19)
Barclays Bank PLC	7/5/2018		$11	JPY	1,207	—	—
Barclays Bank PLC	7/19/2018	AUD	3,271		$2,458	16	—
Barclays Bank PLC	7/19/2018		$13,637	AUD	17,765	201	—
Barclays Bank PLC	7/19/2018		$6,737	AUD	8,960	—	(40)
Barclays Bank PLC	7/19/2018	AUD	4,005		$3,079	—	(50)
Barclays Bank PLC	7/19/2018	GBP	1,848		$2,461	1	—
Barclays Bank PLC	7/19/2018	GBP	6,813		$9,196	—	(120)

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Barclays Bank PLC	7/19/2018	CAD	5,571		$4,285	$17	$—
Barclays Bank PLC	7/19/2018		$2,460	CAD	3,144	32	—
Barclays Bank PLC	7/19/2018		$4,917	CLP	2,951,837	230	—
Barclays Bank PLC	7/19/2018		$2,416	COP	6,775,672	75	—
Barclays Bank PLC	7/19/2018	EUR	5,635		$6,758	—	(147)
Barclays Bank PLC	7/19/2018		$8,472	EUR	6,883	397	—
Barclays Bank PLC	7/19/2018	EUR	5,345		$6,254	17	—
Barclays Bank PLC	7/19/2018		$2,570	INR	169,466	71	—
Barclays Bank PLC	7/19/2018		$2,495	IDR	34,634,343	19	—
Barclays Bank PLC	7/19/2018	JPY	427,428		$3,910	33	—
Barclays Bank PLC	7/19/2018	JPY	579,513		$5,443	—	(98)
Barclays Bank PLC	7/19/2018		$3,566	JPY	381,498	47	—
Barclays Bank PLC	7/19/2018		$13,208	JPY	1,439,229	—	(67)
Barclays Bank PLC	7/19/2018	MXN	48,418		$2,460	—	(51)
Barclays Bank PLC	7/19/2018	NZD	13,618		$9,787	—	(260)
Barclays Bank PLC	7/19/2018		$3,061	NZD	4,190	130	—
Barclays Bank PLC	7/19/2018	NZD	3,579		$2,471	33	—
Barclays Bank PLC	7/19/2018		$7,367	NZD	10,630	—	(69)
Barclays Bank PLC	7/19/2018	NOK	34,522		$4,305	—	(77)
Barclays Bank PLC	7/19/2018		$3,075	NOK	24,571	66	—
Barclays Bank PLC	7/19/2018	PLN	8,947		$2,459	—	(33)
Barclays Bank PLC	7/19/2018	RUB	152,940		$2,475	—	(35)
Barclays Bank PLC	7/19/2018		$2,460	KRW	2,618,301	32	—
Barclays Bank PLC	7/19/2018	SEK	21,469		$2,443	1	—
Barclays Bank PLC	7/19/2018	CHF	1,796		$1,841	—	(10)
Barclays Bank PLC	7/19/2018	CHF	3,061		$3,075	44	—
Barclays Bank PLC	7/19/2018		$3,078	CHF	3,040	—	(21)
Barclays Bank PLC	8/14/2018	GBP	920		$1,231	—	(4)
BNP Paribas	6/4/2018		$1,058	GBP	769	36	—
Citigroup Inc	6/4/2018	CAD	1,784		$1,378	—	(2)
Citigroup Inc	7/5/2018		$1,379	CAD	1,784	2	—
Deutsche Bank AG	6/4/2018	JPY	710,564		$6,536	—	(4)
Deutsche Bank AG	6/4/2018		$14,670	JPY	1,600,865	—	(46)
Deutsche Bank AG	7/5/2018		$6,550	JPY	710,564	2	—
Deutsche Bank AG	7/19/2018	BRL	4,163		$1,163	—	(50)
Deutsche Bank AG	7/19/2018		$4,863	BRL	16,795	372	—
Deutsche Bank AG	7/19/2018	CAD	1,579		$1,230	—	(10)
Deutsche Bank AG	7/19/2018	CLP	739,375		$1,183	—	(9)
Deutsche Bank AG	7/19/2018		$1,252	CLP	758,086	48	—
Deutsche Bank AG	7/19/2018		$2,504	COP	6,888,254	124	—
Deutsche Bank AG	7/19/2018		$59,793	EUR	48,545	2,842	—
Deutsche Bank AG	7/19/2018	EUR	6,467		$7,991	—	(404)
Deutsche Bank AG	7/19/2018		$1,224	INR	83,073	—	(1)
Deutsche Bank AG	7/19/2018		$2,459	JPY	270,111	—	(32)
Deutsche Bank AG	7/19/2018		$6,568	MXN	125,437	328	—
Deutsche Bank AG	7/19/2018	MXN	146,748		$7,954	—	(654)
Deutsche Bank AG	7/19/2018		$2,460	TWD	71,328	73	—
Deutsche Bank AG	7/19/2018		$898	NZD	1,230	38	—
Deutsche Bank AG	7/19/2018	NOK	19,652		$2,436	—	(29)
Deutsche Bank AG	7/19/2018		$3,693	NOK	29,131	125	—
Deutsche Bank AG	7/19/2018		$2,444	RUB	152,774	6	—
Deutsche Bank AG	7/19/2018	SGD	3,215		$2,460	—	(56)
Deutsche Bank AG	7/19/2018		$6,003	ZAR	73,947	226	—
Deutsche Bank AG	7/19/2018	ZAR	58,246		$4,788	—	(238)
Deutsche Bank AG	7/19/2018	SEK	21,033		$2,460	—	(65)
Deutsche Bank AG	7/19/2018		$2,460	SEK	21,508	11	—
Deutsche Bank AG	7/19/2018		$2,583	CHF	2,555	—	(21)
Deutsche Bank AG	7/19/2018		$4,793	CHF	4,548	157	—
Deutsche Bank AG	7/19/2018	TRY	10,190		$2,466	—	(254)
Deutsche Bank AG	7/19/2018		$4,810	TRY	20,405	381	—
Deutsche Bank AG	8/9/2018		$1,225	MXN	24,294	21	—
Goldman Sachs & Co	6/4/2018	GBP	1,218		$1,651	—	(32)
Goldman Sachs & Co	6/4/2018		$1,413	CAD	1,813	15	—
Goldman Sachs & Co	6/4/2018		$22	JPY	2,400	—	—
Goldman Sachs & Co	8/9/2018	MXN	24,773		$1,250	—	(22)
Goldman Sachs & Co	8/9/2018	MXN	50,045		$2,475	5	—
Goldman Sachs & Co	8/14/2018	GBP	920		$1,244	—	(17)
JPMorgan Chase	7/19/2018		$11,725	AUD	15,591	—	(67)
JPMorgan Chase	7/19/2018	AUD	40,056		$30,755	—	(459)
JPMorgan Chase	7/19/2018		$6,982	AUD	9,039	145	—
JPMorgan Chase	7/19/2018	AUD	15,939		$12,018	37	—
JPMorgan Chase	7/19/2018		$2,377	BRL	8,313	154	—
JPMorgan Chase	7/19/2018	BRL	16,528		$4,818	—	(398)
See accompanying notes			47

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
JPMorgan Chase	7/19/2018		$23,808	GBP	16,976	$1,193	$—
JPMorgan Chase	7/19/2018	GBP	13,196		$18,283	—	(703)
JPMorgan Chase	7/19/2018	GBP	1,848		$2,460	2	—
JPMorgan Chase	7/19/2018		$36,690	CAD	46,554	736	—
JPMorgan Chase	7/19/2018	CAD	40,940		$32,242	—	(624)
JPMorgan Chase	7/19/2018	CAD	8,053		$6,218	1	—
JPMorgan Chase	7/19/2018	CLP	2,966,989		$4,959	—	(248)
JPMorgan Chase	7/19/2018	COP	10,174,693		$3,727	—	(212)
JPMorgan Chase	7/19/2018	CZK	25,157		$1,184	—	(41)
JPMorgan Chase	7/19/2018		$1,224	CZK	27,193	—	(12)
JPMorgan Chase	7/19/2018		$1,235	CZK	25,284	86	—
JPMorgan Chase	7/19/2018	EUR	98,003		$117,524	—	(2,551)
JPMorgan Chase	7/19/2018	EUR	18,021		$21,060	81	—
JPMorgan Chase	7/19/2018		$24,354	EUR	20,908	—	(174)
JPMorgan Chase	7/19/2018		$82,293	EUR	68,703	1,694	—
JPMorgan Chase	7/19/2018		$6,262	HKD	48,995	8	—
JPMorgan Chase	7/19/2018	INR	334,303		$5,041	—	(112)
JPMorgan Chase	7/19/2018		$2,454	INR	165,179	19	—
JPMorgan Chase	7/19/2018	IDR	51,658,676		$3,726	—	(34)
JPMorgan Chase	7/19/2018		$2,447	IDR	34,718,036	—	(35)
JPMorgan Chase	7/19/2018		$21,392	JPY	2,297,621	199	—
JPMorgan Chase	7/19/2018	JPY	5,022,543		$45,893	434	—
JPMorgan Chase	7/19/2018		$52,352	JPY	5,714,000	—	(353)
JPMorgan Chase	7/19/2018	JPY	5,119,979		$47,955	—	(729)
JPMorgan Chase	7/19/2018	MXN	74,881		$3,790	—	(65)
JPMorgan Chase	7/19/2018		$6,156	MXN	119,103	231	—
JPMorgan Chase	7/19/2018		$2,531	TWD	74,582	35	—
JPMorgan Chase	7/19/2018	TWD	108,819		$3,719	—	(77)
JPMorgan Chase	7/19/2018	NZD	12,974		$8,998	78	—
JPMorgan Chase	7/19/2018	NZD	22,304		$16,096	—	(493)
JPMorgan Chase	7/19/2018		$29,200	NZD	39,871	1,307	—
JPMorgan Chase	7/19/2018		$2,480	NOK	20,276	—	(3)
JPMorgan Chase	7/19/2018	NOK	73,010		$9,010	—	(67)
JPMorgan Chase	7/19/2018		$5,331	NOK	42,855	82	—
JPMorgan Chase	7/19/2018		$2,460	PLN	9,156	—	(22)
JPMorgan Chase	7/19/2018		$1,229	RUB	77,006	—	—
JPMorgan Chase	7/19/2018	RUB	44,653		$697	16	—
JPMorgan Chase	7/19/2018	RUB	4,734		$76	—	—
JPMorgan Chase	7/19/2018		$2,214	RUB	145,028	—	(100)
JPMorgan Chase	7/19/2018		$4,919	SGD	6,462	86	—
JPMorgan Chase	7/19/2018	SGD	3,283		$2,510	—	(55)
JPMorgan Chase	7/19/2018		$1,228	SGD	1,649	—	(5)
JPMorgan Chase	7/19/2018	KRW	4,606,305		$4,315	—	(44)
JPMorgan Chase	7/19/2018		$4,341	KRW	4,642,917	36	—
JPMorgan Chase	7/19/2018		$4,213	SEK	37,140	—	(16)
JPMorgan Chase	7/19/2018	SEK	162,426		$19,456	—	(963)
JPMorgan Chase	7/19/2018		$17,808	SEK	152,178	482	—
JPMorgan Chase	7/19/2018	SEK	10,790		$1,228	1	—
JPMorgan Chase	7/19/2018		$2,444	CHF	2,426	—	(29)
JPMorgan Chase	7/19/2018	CHF	2,264		$2,330	—	(22)
JPMorgan Chase	7/19/2018	CHF	6,092		$6,143	66	—
JPMorgan Chase	7/19/2018	TRY	4,997		$1,192	—	(107)
Morgan Stanley & Co	6/4/2018	EUR	2,943		$3,436	5	—
Morgan Stanley & Co	7/5/2018		$3,445	EUR	2,943	—	(4)
Nomura Securities	6/4/2018		$21	GBP	15	1	—
Northern Trust	8/9/2018		$1,250	MXN	24,401	41	—
Standard Chartered Bank, Hong Kong	6/4/2018	JPY	710,564		$6,533	—	(1)
Standard Chartered Bank, Hong Kong	6/4/2018		$4	JPY	445	—	—
Standard Chartered Bank, Hong Kong	7/5/2018		$6,548	JPY	710,564	—	—
UBS AG	6/4/2018		$3,676	EUR	3,036	127	—
Total						$13,720	$(11,916)

Amounts in thousands.

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2018 (unaudited)

Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment	Maturity	Notional		Unrealized	Upfront	Fair Value
Counterparty	Floating Rate Index	Rate	Rate	Frequency	Date	Amount		Appreciation/(Depreciation)	Payments/(Receipts)	Asset	Liability
Barclays Bank	US CPI Urban	Receive	1.59%	Annual	9/13/2018		$12,807	$522	$—	$522	$—
PLC	Consumers
	NAS(CPURNSA)
Deutsche Bank	Eurostat Eurozone	Pay	1.97%	Annual	3/15/2047	EUR	995	(13)	—	—	(13)
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank	Eurostat Eurozone	Receive	1.47%	Annual	3/15/2027		995	30	—	30	—
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Total								$539	$—	$552	$(13)

Amounts in thousands.

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment	Maturity	Notional		Unrealized	Upfront
Floating Rate Index		Rate	Rate	Frequency	Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)	Fair Value
3 Month LIBOR		Receive	3.00%	Quarterly	4/24/2028		$360	$(3)	$—		$(3)
3 Month LIBOR		Receive	3.02%	Quarterly	4/24/2028		360	(4)	—		(4)
3 Month LIBOR		Receive	2.99%	Quarterly	4/23/2028		360	(3)	—		(3)
3 Month LIBOR		Receive	2.98%	Quarterly	4/24/2028		360	(2)	—		(2)
3 Month LIBOR		Receive	3.08%	Quarterly	5/12/2022		1,710	(6)	—		(6)
3 Month LIBOR		Pay	3.05% Semiannual		5/10/2028		3,400	44	—		44
3 Month LIBOR		Receive	3.05%	Quarterly	5/11/2022		170	—	—		—
3 Month LIBOR		Receive	3.01%	Quarterly	5/9/2021		4,460	(12)	1		(11)
3 Month LIBOR		Pay	2.91% Semiannual		4/18/2028		5,260	5	—		5
3 Month LIBOR		Receive	2.91%	Quarterly	4/7/2022		415	—	—		—
3 Month LIBOR		Pay	2.88% Semiannual		4/10/2028		180	—	—		—
3 Month LIBOR		Receive	2.90%	Quarterly	4/9/2028		180	—	—		—
3 Month LIBOR		Receive	2.89%	Quarterly	4/9/2028		90	—	—		—
3 Month LIBOR		Receive	2.89%	Quarterly	6/4/2021		3,870	(1)	—		(1)
3 Month LIBOR		Receive	2.90%	Quarterly	4/16/2028		180	—	—		—
3 Month LIBOR		Pay	2.87% Semiannual		4/10/2028		180	(1)	—		(1)
3 Month LIBOR		Receive	2.77%	Quarterly	4/11/2023		350	1	—		1
3 Month LIBOR		Pay	3.05% Semiannual		5/10/2028		610	8	—		8
3 Month LIBOR		Pay	2.80% Semiannual		5/31/2021		1,660	(3)	—		(3)
3 Month LIBOR		Pay	2.82% Semiannual		5/31/2021		3,330	(4)	—		(4)
3 Month LIBOR		Pay	2.89% Semiannual		5/31/2021		1,660	—	—		—
3 Month LIBOR		Receive	2.67%	Quarterly	5/31/2020		27,780	(2)	1		(1)
3 Month LIBOR		Pay	2.76% Semiannual		5/31/2021		2,990	(7)	—		(7)
3 Month LIBOR		Receive	2.82%	Quarterly	6/3/2021		1,655	2	—		2
3 Month LIBOR		Pay	2.81% Semiannual		5/31/2021		5,800	(8)	—		(8)
3 Month LIBOR		Receive	2.87%	Quarterly	6/2/2022		1,700	1	—		1
3 Month LIBOR		Pay	2.88% Semiannual		5/31/2021		1,660	—	—		—
3 Month LIBOR		Receive	3.11%	Quarterly	5/17/2021		1,650	(7)	—		(7)
3 Month LIBOR		Receive	3.20%	Quarterly	5/19/2022		1,690	(10)	—		(10)
3 Month LIBOR		Pay	2.95% Semiannual		5/16/2023		3,820	25	—		25
3 Month LIBOR		Receive	3.06%	Quarterly	5/17/2021		1,470	(5)	—		(5)
3 Month LIBOR		Pay	2.98% Semiannual		5/29/2021		1,660	3	—		3
3 Month LIBOR		Pay	2.95% Semiannual		5/30/2021		2,250	3	—		3
3 Month LIBOR		Receive	3.20%	Quarterly	11/15/2043		1,740	(74)	—		(74)
3 Month LIBOR		Receive	3.17%	Quarterly	2/15/2028		4,310	(88)	—		(88)
3 Month LIBOR		Receive	2.98%	Quarterly	3/23/2028		8,365	(57)	—		(57)
3 Month LIBOR		Pay	2.92% Semiannual		3/27/2028		810	1	—		1
3 Month LIBOR		Pay	1.88% Semiannual		11/15/2019		13,435	(137)	—		(137)
3 Month LIBOR		Pay	1.94% Semiannual		11/24/2019		13,435	(129)	—		(129)
3 Month LIBOR		Receive	2.85%	Quarterly	3/27/2021		2,230	—	—		—
3 Month LIBOR		Pay	2.80% Semiannual		4/4/2028		540	(5)	—		(5)
3 Month LIBOR		Receive	2.90%	Quarterly	4/16/2028		180	—	—		—
3 Month LIBOR		Receive	2.89%	Quarterly	4/9/2028		180	—	—		—
6 Month EURIBOR		Receive	1.49% Semiannual		1/8/2048	EUR	840	(2)	—		(2)
6 Month EURIBOR		Receive	0.95% Semiannual		1/15/2028		2,220	(18)	(1)		(19)
6 Month EURIBOR		Receive	1.52% Semiannual		1/5/2048		840	(9)	—		(9)
6 Month EURIBOR		Receive	0.95% Semiannual		1/15/2028		2,220	(18)	—		(18)
6 Month EURIBOR		Pay	0.87%	Annual	5/31/2028		280	(1)	—		(1)
6 Month EURIBOR		Receive	1.04% Semiannual		3/23/2028		1,725	(28)	—		(28)
6 Month GBP LIBOR		Receive	1.57% Semiannual		1/23/2048	GBP	2,895	10	(6)		4

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/
		Receive
		Floating	Fixed	Payment		Notional		Unrealized		Upfront
Floating Rate Index		Rate	Rate	Frequency	Maturity Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)				Fair Value
6 Month GBP LIBOR		Receive	1.45% Semiannual		1/24/2028	GBP	3,915	$7			$(7)		$—
6 Month JPY LIBOR		Receive	0.27% Semiannual		11/8/2027	JPY	298,780	1			1		2
6 Month JPY LIBOR		Receive	0.35% Semiannual		1/11/2028		289,555	(16)			—		(16)
6 Month JPY LIBOR		Pay	0.13% Semiannual		4/26/2023	2,443,610		15			—		15
6 Month JPY LIBOR		Receive	0.32% Semiannual		4/27/2028		590,530	(10)			—		(10)
Canada Bankers Acceptances 3		Pay	2.25% Semiannual		5/29/2020	CAD	37,155	2			—		2
Month
Eurostat Eurozone HICP Ex Tobacco Pay			1.83%	Annual	5/15/2047	EUR	1,370	(56)			—		(56)
Unrevised Series NSA
HICP Ex Food and Energy		Pay	1.99%	Annual	1/15/2048		590	8			(1)		7
HICP Ex Food and Energy		Pay	1.97%	Annual	1/15/2048		590	3			—		3
HICP Ex Food and Energy		Pay	2.00%	Annual	2/15/2048		1,035	18			(1)		17
HICP Ex Food and Energy		Receive	1.38%	Annual	4/15/2023		7,990	32			—		32
HICP Ex Food and Energy		Pay	1.59%	Annual	1/15/2028		3,770	(3)			—		(3)
NZFM New Zealand Bank Bill 3		Receive	3.22%	Quarterly	5/18/2028	NZD	1,800	(14)			—		(14)
Month FRA
NZFM New Zealand Bank Bill 3		Receive	3.07%	Quarterly	9/8/2027		2,109	(2)			(1)		(3)
Month FRA
NZFM New Zealand Bank Bill 3		Receive	3.06%	Quarterly	9/8/2027		4,239	(1)			(2)		(3)
Month FRA
NZFM New Zealand Bank Bill 3		Receive	3.22%	Quarterly	5/24/2028		2,100	(16)			(1)		(17)
Month FRA
NZFM New Zealand Bank Bill 3		Receive	3.22%	Quarterly	5/24/2028		2,100	(17)			—		(17)
Month FRA
NZFM New Zealand Bank Bill 3		Receive	3.07%	Quarterly	9/8/2027		2,088	(2)			(1)		(3)
Month FRA
UK RPI All Items NSA		Pay	3.51%	Annual	2/15/2048	GBP	10	(3)			4		1
UK RPI All Items NSA		Receive	3.41%	Annual	3/15/2048		605	(9)			—		(9)
UK RPI All Items NSA		Pay	3.22%	Annual	3/15/2023		6,250	(4)			—		(4)
UK RPI All Items NSA		Pay	3.41%	Annual	2/15/2028		2,840	39			25		64
UK RPI All Items NSA		Receive	3.26%	Annual	5/15/2023		6,900	6			—		6
UK RPI All Items NSA		Pay	3.60%	Annual	11/15/2042		2,795	268			(7)		261
UK RPI All Items NSA		Receive	3.55%	Annual	11/15/2047		2,795	(340)			9		(331)
UK RPI All Items NSA		Pay	3.41%	Annual	1/15/2028		5,135	77			(4)		73
UK RPI All Items NSA		Pay	3.19%	Annual	4/15/2023		13,560	(17)			11		(6)
UK RPI All Items NSA		Pay	3.52%	Annual	2/15/2027		3,130	96			(1)		95
UK RPI All Items NSA		Pay	3.55%	Annual	11/15/2032		4,640	214			(7)		207
UK RPI All Items NSA		Receive	3.27%	Annual	9/15/2018		6,570	(4)			—		(4)
UK RPI All Items NSA		Receive	3.46%	Annual	11/15/2027		4,640	(113)			4		(109)
US CPI Urban Consumers		Pay	3.03%	Annual	10/1/2018		$8,740	(2)			1		(1)
NAS(CPURNSA)
US CPI Urban Consumers		Receive	2.11%	Annual	11/9/2019		24,530	108			1		109
NAS(CPURNSA)
Total								$(276)			$18		$(258)

Amounts in thousands.

Total Return Swaps

			Pay/Receive								Value and Unrealized
	Reference		Positive		Payment		Expiration	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Entity	Contracts	Return	Financing Rate	Frequency		Date	Amount	Payments/(Receipts)		Asset		Liability
M3 Capital	Bloomberg	75,226	Receive	UST 13 Week Monthly			6/21/2018	$32,473 $		— $		—	$(285)
Partners	Commodity			Bill High
	Index 2 Month			Discount Rate +
	Forward Total			0.165%
	Return (a)
M3 Capital	Bloomberg	419,698	Receive	UST 13 Week Monthly			6/21/2018	78,968		—		—	(722)
Partners	Commodity			Bill High
	Index Total			Discount Rate +
	Return (a)			0.09%
M3 Capital	Macquarie	320,972	Receive	.31%	Annual		6/11/2018	33,628		—		—	—
Partners	Commodity
	Product 251E(a)
Merrill Lynch	Bloomberg	536,743	Receive	UST 13 Week Monthly			6/21/2018	100,990		—		—	(922)
	Commodity			Bill High
	Index Total			Discount Rate +
	Return (a)			0.1%

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2018 (unaudited)

Total Return Swaps (continued)

			Pay/Receive							Value and Unrealized
	Reference		Positive		Payment	Expiration	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Entity	Contracts	Return	Financing Rate	Frequency	Date	Amount Payments/(Receipts)			Asset	Liability
Merrill Lynch	BofA Merrill	176,969	Receive	.32%	Annual	6/11/2018	$18,908	$—	$	— $	—
	Lynch
	Commodity
	MLBXCS3E
	Excess Return
	Strategy(a)
Total								$—	$	— $	(1,929)

Amounts in thousands except contracts

(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

See accompanying notes

Schedule of Investments
Dynamic Floating Rate High Income Fund
May 31, 2018 (unaudited)

INVESTMENT COMPANIES - 15.26%	Shares Held	Value (000's)		Principal
Exchange Traded Funds - 4.31%			BONDS (continued)	Amount (000's)	Value (000's)
PowerShares Senior Loan Portfolio	25,500	$587	Oil & Gas (continued)
			Sunoco LP / Sunoco Finance Corp
Money Market Funds - 10.95%			4.88%, 1/15/2023(c)	$65	$62
Principal Government Money Market Fund	1,492,463	1,492	5.50%, 2/15/2026(c)	20	19
1.64%(a),(b)			Whiting Petroleum Corp
			5.75%, 3/15/2021	50	51
TOTAL INVESTMENT COMPANIES		$2,079			$182
	Principal		Real Estate - 0.26%
BONDS - 19.27%	Amount (000's)	Value (000's)	Crescent Communities LLC/Crescent
Aerospace & Defense - 1.93%			Ventures Inc
Bombardier Inc			8.88%, 10/15/2021(c)	34	36
7.50%, 3/15/2025(c)	$255	$263
			Software - 0.22%
Banks - 1.41%			Epicor Software Corp
Wells Fargo & Co			10.56%, 6/30/2023(c)	29	30
5.89%, 12/31/2049(d)	190	192	3 Month LIBOR + 8.25%
3 Month LIBOR + 3.77%
			Telecommunications - 2.17%
Chemicals - 1.83%			Frontier Communications Corp
Consolidated Energy Finance SA			8.50%, 4/1/2026(c)	40	39
5.87%, 6/15/2022(c)	250	250	11.00%, 9/15/2025	50	40
3 Month LIBOR + 3.75%			GTT Communications Inc
			7.88%, 12/31/2024(c)	90	90
Diversified Financial Services - 5.04%			Intelsat Jackson Holdings SA
Ally Financial Inc			8.00%, 2/15/2024(c)	40	42
5.75%, 11/20/2025	110	112	Sprint Corp
Credit Acceptance Corp			7.88%, 9/15/2023	80	84
7.38%, 3/15/2023	160	166			$295
E*TRADE Financial Corp			TOTAL BONDS		$2,626
5.30%, 12/31/2049(d),(e)	260	254	SENIOR FLOATING RATE INTERESTS -	Principal
3 Month LIBOR + 3.16%			68.27%	Amount (000's)	Value (000's)
ILFC E-Capital Trust II			Aerospace & Defense - 1.75%
4.89%, 12/21/2065(c),(f)	100	95	Sequa Mezzanine Holdings LLC
Springleaf Finance Corp			7.07%, 11/28/2021(g)	$105	$104
6.88%, 3/15/2025	60	60	US LIBOR + 5.00%
		$687	TransDigm Inc
Gas - 0.75%			0.00%, 6/9/2023(g),(h)	105	105
NGL Energy Partners LP / NGL Energy			US LIBOR + 2.50%
Finance Corp			0.00%, 5/14/2025(g),(i)	30	30
7.50%, 11/1/2023	100	102	US LIBOR + 2.50%
					$239
Healthcare - Products - 0.51%			Automobile Manufacturers - 2.10%
Universal Hospital Services Inc			Navistar Inc
7.63%, 8/15/2020	70	70	5.43%, 11/6/2024(g)	284	286
			US LIBOR + 3.50%
Home Builders - 0.92%
Williams Scotsman International Inc			Automobile Parts & Equipment - 1.18%
7.88%, 12/15/2022(c)	120	125	American Axle & Manufacturing Inc
			4.01%, 4/6/2024(g)	161	161
Insurance - 1.84%			US LIBOR + 2.25%
Catlin Insurance Co Ltd
5.33%, 7/29/2049(c),(d)	160	157	Chemicals - 2.49%
3 Month LIBOR + 2.98%			A Schulman Inc
Liberty Mutual Group Inc			5.18%, 6/1/2022(g)	71	71
5.03%, 3/7/2067(c)	95	94	US LIBOR + 3.25%
3 Month LIBOR + 2.91%			Aruba Investments Inc
		$251	5.23%, 2/2/2022(g)	98	98
Machinery - Diversified - 0.28%			US LIBOR + 3.25%
Cloud Crane LLC			Emerald Performance Materials LLC
10.13%, 8/1/2024(c)	35	38	9.73%, 8/1/2022(g)	170	170
			US LIBOR + 6.75%
Media - 0.55%					$339
DISH DBS Corp			Commercial Services - 2.99%
5.88%, 11/15/2024	90	75	Garda World Security Corp/Old
			5.51%, 5/24/2024(g)	95	96
Mining - 0.22%			US LIBOR + 3.50%
Northwest Acquisitions ULC / Dominion			Prime Security Services Borrower LLC
Finco Inc			4.73%, 5/2/2022(g)	109	108
7.13%, 11/1/2022(c)	30	30	US LIBOR + 2.75%
			TMS International Corp
Oil & Gas - 1.34%			4.85%, 8/14/2024(g)	203	204
MEG Energy Corp			US LIBOR + 2.75%
6.50%, 1/15/2025(c)	50	50			$408

See accompanying notes

Schedule of Investments
Dynamic Floating Rate High Income Fund
May 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Computers - 3.44%			Healthcare - Services (continued)
Dell International LLC			MPH Acquisition Holdings LLC
3.99%, 9/7/2023(g)	$301	$301	5.05%, 6/7/2023(g)	$157	$157
US LIBOR + 2.00%			US LIBOR + 3.00%
McAfee LLC					$275
0.00%, 9/26/2025(g),(i)	165	167	Insurance - 4.36%
US LIBOR + 8.50%			Asurion LLC
		$468	7.98%, 8/4/2025(g)	195	199
Consumer Products - 1.06%			US LIBOR + 6.00%
Prestige Brands Inc			Genworth Holdings Inc
3.98%, 1/26/2024(g)	143	144	6.43%, 2/28/2023(g)	260	265
US LIBOR + 2.00%			US LIBOR + 4.50%
			HUB International Ltd
Diversified Financial Services - 2.14%			5.11%, 4/18/2025(g)	130	130
Lions Gate Capital Holdings LLC			US LIBOR + 3.00%
4.21%, 3/24/2025(g)	115	115			$594
US LIBOR + 2.25%			Leisure Products & Services - 1.87%
Russell Investments US Institutional Holdco			Alterra Mountain Co
Inc			4.98%, 7/31/2024(g)	74	74
5.55%, 6/1/2023(g)	177	177	US LIBOR + 3.00%
US LIBOR + 3.25%			ClubCorp Holdings Inc
		$292	4.89%, 9/18/2024(g)	181	181
Electric - 2.43%			US LIBOR + 2.75%
Vistra Energy Corp					$255
4.46%, 2/7/2024(g)	86	86	Lodging - 2.11%
US LIBOR + 2.75%			Caesars Resort Collection LLC
Vistra Operations Co LLC			4.73%, 12/22/2024(g)	204	204
0.00%, 12/14/2025(g),(i)	245	245	US LIBOR + 2.75%
US LIBOR + 2.00%			Hilton Worldwide Finance LLC
		$331	3.71%, 10/25/2023(g)	83	84
Engineering & Construction - 1.43%			US LIBOR + 1.75%
Pisces Midco Inc					$288
6.09%, 3/28/2025(g)	195	195	Media - 3.75%
US LIBOR + 3.75%			CSC Holdings LLC
			4.42%, 1/12/2026(g)	90	90
Entertainment - 2.82%			US LIBOR + 2.50%
CCM Merger Inc			Meredith Corp
4.73%, 8/6/2021(g)	185	185	4.98%, 1/17/2025(g)	125	125
US LIBOR + 2.75%			US LIBOR + 3.00%
WMG Acquisition Corp			Unitymedia Finance LLC
4.23%, 11/1/2023(g)	199	199	4.17%, 9/30/2025(g)	95	95
US LIBOR + 2.25%			US LIBOR + 2.25%
		$384	Univision Communications Inc
Environmental Control - 0.37%			4.73%, 3/15/2024(g)	209	201
Filtration Group Corp			US LIBOR + 2.75%
5.30%, 3/28/2025(g)	50	50			$511
US LIBOR + 3.00%			Oil & Gas - 3.74%
			California Resources Corp
Food - 4.23%			6.70%, 11/14/2022(g)	205	210
B&G Foods Inc			US LIBOR + 4.75%
3.98%, 11/2/2022(g)	114	114	12.34%, 12/31/2021(g)	95	106
US LIBOR + 2.00%			US LIBOR + 10.37%
JBS USA LUX SA			Chesapeake Energy Corp
4.68%, 10/30/2022(g)	190	190	9.47%, 8/23/2021(g)	185	194
US LIBOR + 2.50%			US LIBOR + 7.50%
Post Holdings Inc					$510
3.97%, 5/24/2024(g)	273	273
			Oil & Gas Services - 0.22%
US LIBOR + 2.00%			Apergy Corp
		$577	4.44%, 4/18/2025(g)	30	30
Healthcare - Products - 1.93%			US LIBOR + 2.50%
DJO Finance LLC
5.40%, 6/8/2020(g)	94	94	Packaging & Containers - 2.95%
US LIBOR + 3.25%			Berry Global Inc
Kinetic Concepts Inc			3.96%, 10/1/2022(g)	94	95
5.55%, 2/2/2024(g)	169	169	US LIBOR + 2.00%
US LIBOR + 3.25%			Caraustar Industries Inc
		$263	7.80%, 3/14/2022(g)	59	59
Healthcare - Services - 2.02%			US LIBOR + 5.50%
Acadia Healthcare Co Inc			CROWN Americas LLC
4.48%, 2/16/2023(g)	117	118	4.31%, 1/17/2025(g)	60	60
US LIBOR + 2.50%			US LIBOR + 2.00%

See accompanying notes

     Schedule of Investments Dynamic Floating Rate High Income Fund May 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's) Value (000's)
Packaging & Containers (continued)			Trucking & Leasing - 2.21%
Flex Acquisition Co Inc			Avolon TLB Borrower 1 US LLC
5.31%, 12/29/2023(g)	$94	$94	3.95%, 1/15/2025(g)	$304	$301
US LIBOR + 3.00%			US LIBOR + 2.00%
Reynolds Group Holdings Inc
4.73%, 2/5/2023(g)	94	94	TOTAL SENIOR FLOATING RATE INTERESTS		$9,303
US LIBOR + 2.75%			Total Investments		$14,008
		$402	Other Assets and Liabilities - (2.80)%		$(382)
Pharmaceuticals - 0.99%			TOTAL NET ASSETS - 100.00%		$13,626
Valeant Pharmaceuticals International Inc
0.00%, 5/19/2025(g),(i)	135	135
US LIBOR + 3.00%			(a) Affiliated Security. Security is either an affiliate (and registered under the
			Investment Company Act of 1940) or an affiliate as defined by the
REITs - 1.05%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
iStar Inc			outstanding voting shares of the security). Please see affiliated sub-
4.93%, 10/1/2021(g)	50	50	schedule for transactional information.
US LIBOR + 3.00%			(b) Current yield shown is as of period end.
MGM Growth Properties Operating			(c) Security exempt from registration under Rule 144A of the Securities Act of
Partnership LP			1933. These securities may be resold in transactions exempt from
3.75%, 4/25/2025(g)	93	93	registration, normally to qualified institutional buyers. At the end of the
US LIBOR + 2.00%			period, the value of these securities totaled $1,420 or 10.42% of net assets.
		$143	(d) Perpetual security. Perpetual securities pay an indefinite stream of
Retail - 5.67%			interest, but they may be called by the issuer at an earlier date.
Academy Ltd			(e) Rate shown is the rate in effect as of period end. The rate may be based on
5.94%, 7/1/2022(g)	123	97	a fixed rate and may convert to a variable rate or floating rate in the
US LIBOR + 4.00%			future.
Beacon Roofing Supply Inc			(f) Certain variable rate securities are not based on a published reference
4.18%, 10/11/2024(g)	100	100	rate and spread but are determined by the issuer or agent and are based
US LIBOR + 2.25%			on current market conditions. These securities do not indicate a reference
IRB Holding Corp			rate and spread in their description.
5.21%, 1/17/2025(g)	200	201	(g) Rate information disclosed is based on an average weighted rate as of
US LIBOR + 3.25%			period end.
JC Penney Corp Inc			(h) Non-income producing security
6.57%, 6/23/2023(g)	94	89	(i) This Senior Floating Rate Note will settle after May 31, 2018, at which
US LIBOR + 4.25%			time the interest rate will be determined.
KFC Holding Co
3.69%, 4/3/2025(g)	118	118	Portfolio Summary (unaudited)
US LIBOR + 1.75%			Sector		Percent
Michaels Stores Inc			Consumer, Cyclical		16.67%
4.46%, 1/30/2023(g)	145	144	Financial		16.10%
US LIBOR + 2.50%			Investment Companies		15.26%
PetSmart Inc			Consumer, Non-cyclical		13.73%
4.92%, 3/11/2022(g)	30	23	Communications		12.19%
US LIBOR + 3.00%			Industrial		11.42%
		$772	Energy		5.30%
Semiconductors - 0.75%			Basic Materials		4.54%
Micron Technology Inc			Technology		4.41%
3.74%, 4/26/2022(g)	102	102	Utilities		3.18%
US LIBOR + 1.75%			Other Assets and Liabilities		(2.80)%
			TOTAL NET ASSETS		100.00%
Telecommunications - 5.72%
Avaya Inc
6.68%, 11/8/2024(g)	294	296
US LIBOR + 4.75%
Level 3 Parent LLC
4.15%, 2/22/2024(g)	95	95
US LIBOR + 2.25%
Maxar Technologies Ltd
4.74%, 10/4/2024(g)	279	279
US LIBOR + 2.75%
West Corp
5.98%, 10/10/2024(g)	110	110
US LIBOR + 4.00%
		$780
Transportation - 0.50%
Navios Maritime Partners LP
7.08%, 9/14/2020(g)	68	68
US LIBOR + 5.00%

See accompanying notes

Schedule of Investments
Dynamic Floating Rate High Income Fund
May 31, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales	May 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		$—		$5,197	$3,705	$1,492
		$—		$5,197	$3,705	$1,492

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%	$6		$—		$—	$—
	$6		$—		$—	$—
Amounts in thousands

See accompanying notes

Schedule of Investments EDGE MidCap Fund May 31, 2018 (unaudited)

COMMON STOCKS - 97.98%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Airlines - 2.70%			REITs - 7.15%
Alaska Air Group Inc	289,163	$17,584	Alexandria Real Estate Equities Inc	123,252	$15,397
			Digital Realty Trust Inc	145,274	15,614
Automobile Parts & Equipment - 3.19%			Omega Healthcare Investors Inc	106,688	3,270
Autoliv Inc	140,411	20,777	Tanger Factory Outlet Centers Inc	573,560	12,326
					$46,607
Banks - 3.96%			Retail - 5.99%
Cullen/Frost Bankers Inc	225,648	25,776	Chipotle Mexican Grill Inc (a)	28,937	12,448
			Lululemon Athletica Inc (a)	253,353	26,614
Beverages - 0.86%					$39,062
Dr Pepper Snapple Group Inc	47,013	5,609	Savings & Loans - 3.00%
			Washington Federal Inc	602,040	19,536
Chemicals - 5.16%
FMC Corp	120,421	10,487	Semiconductors - 3.00%
HB Fuller Co	448,167	23,103	Microchip Technology Inc	200,566	19,531
		$33,590
Commercial Services - 1.86%			Software - 7.80%
Aaron's Inc	303,907	12,089	Black Knight Inc (a)	521,849	26,406
			Fair Isaac Corp (a)	132,565	24,396
Consumer Products - 1.73%					$50,802
Avery Dennison Corp	107,307	11,270	Toys, Games & Hobbies - 2.72%
			Hasbro Inc	204,377	17,730
Diversified Financial Services - 2.33%
FNF Group	410,546	15,174	Transportation - 5.93%
			Expeditors International of Washington Inc	284,224	21,170
Electric - 5.43%			Kirby Corp (a)	192,069	17,421
Eversource Energy	304,919	17,405			$38,591
WEC Energy Group Inc	284,257	17,951	TOTAL COMMON STOCKS		$638,169
		$35,356	INVESTMENT COMPANIES - 1.79%	Shares Held	Value (000's)
Electrical Components & Equipment - 5.11%			Money Market Funds - 1.79%
Energizer Holdings Inc	321,588	19,533	Principal Government Money Market Fund	11,672,847	11,673
Littelfuse Inc	63,384	13,757	1.64%(b),(c)
		$33,290
Electronics - 2.56%			TOTAL INVESTMENT COMPANIES		$11,673
Arrow Electronics Inc (a)	225,232	16,694	Total Investments		$649,842
			Other Assets and Liabilities - 0.23%		$1,525
Environmental Control - 2.45%			TOTAL NET ASSETS - 100.00%		$651,367
Waste Connections Inc	207,611	15,961

Food - 0.45%			(a) Non-income producing security
B&G Foods Inc	103,168	2,904	(b)		Affiliated Security. Security is either an affiliate (and registered under the
			Investment Company Act of 1940) or an affiliate as defined by the
Hand & Machine Tools - 3.54%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Lincoln Electric Holdings Inc	198,894	17,821	outstanding voting shares of the security). Please see affiliated sub-
Snap-on Inc	35,309	5,219	schedule for transactional information.
		$23,040	(c) Current yield shown is as of period end.
Healthcare - Products - 6.87%
Teleflex Inc	78,708	21,029
Varex Imaging Corp (a)	318,869	11,785
Varian Medical Systems Inc (a)	101,343	11,945	Portfolio Summary (unaudited)
		$44,759	Sector		Percent
Healthcare - Services - 2.96%			Financial		20.73%
Universal Health Services Inc	167,753	19,288	Industrial		19.83%
			Consumer, Cyclical		16.35%
Housewares - 0.49%			Consumer, Non-cyclical		14.73%
Tupperware Brands Corp	75,213	3,171	Technology		10.80%
			Utilities		5.43%
Insurance - 2.71%			Basic Materials		5.16%
Markel Corp (a)	16,081	17,642	Energy		4.95%
			Investment Companies		1.79%
Investment Companies - 1.58%			Other Assets and Liabilities		0.23%
Oaktree Capital Group LLC	251,443	10,297	TOTAL NET ASSETS		100.00%

Machinery - Diversified - 0.24%
Nordson Corp	12,699	1,595

Office Furnishings - 1.26%
HNI Corp	220,351	8,177

Oil & Gas - 4.95%
Cimarex Energy Co	166,673	15,487
Helmerich & Payne Inc	129,817	8,617
HollyFrontier Corp	105,765	8,163
		$32,267

See accompanying notes

Schedule of Investments
EDGE MidCap Fund
May 31, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales	May 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		$—		$154,376	$142,703	$11,673
		$—		$154,376	$142,703	$11,673

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%	$77		$—		$—	$—
	$77		$—		$—	$—
Amounts in thousands

See accompanying notes

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

COMMON STOCKS - 37.50%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.00%			Automobile Parts & Equipment (continued)
Gendai Agency Inc	3,900	$20	Koito Manufacturing Co Ltd	13,100	$960
Relia Inc	7,920	112	Lear Corp (b)	9,465	1,874
		$132	Linamar Corp	27,200	1,362
Aerospace & Defense - 0.94%			NGK Insulators Ltd	35,090	637
Boeing Co/The	427	150	NGK Spark Plug Co Ltd	15,609	426
Cobham PLC (a)	384,262	635	Nissin Kogyo Co Ltd	13,815	243
General Dynamics Corp (b)	2,300	464	NOK Corp	17,570	329
IHI Corp	5,680	213	Nokian Renkaat OYJ	38,900	1,508
Jamco Corp	4,850	100	Pacific Industrial Co Ltd	9,314	131
Kawasaki Heavy Industries Ltd	23,629	713	Rheinmetall AG	3,985	508
KLX Inc (a)	43,167	3,187	Standard Motor Products Inc	2,262	102
Leonardo SpA	92,059	938	Sumitomo Electric Industries Ltd	53,061	798
Lockheed Martin Corp (b)	4,000	1,258	Sumitomo Riko Co Ltd	17,010	176
Northrop Grumman Corp (b)	3,920	1,283	Tokai Rika Co Ltd	21,040	392
Orbital ATK Inc	13,136	1,757	Toyo Tire & Rubber Co Ltd	55,314	854
Raytheon Co (b)	2,200	461	Toyoda Gosei Co Ltd	15,440	405
Rockwell Collins Inc (b)	90,438	12,436	Toyota Industries Corp	1,825	106
Spirit AeroSystems Holdings Inc (b)	10,400	881			$12,573
Triumph Group Inc	6,142	130	Banks - 2.02%
Ultra Electronics Holdings PLC	40,270	863	AU Small Finance Bank Ltd (a),(c)	36,149	373
United Technologies Corp	1,340	167	Banca Generali SpA	18,464	449
		$25,636	Banco Bilbao Vizcaya Argentaria SA	163,273	1,121
Agriculture - 0.14%			Bank of America Corp	53,957	1,567
Altria Group Inc	2,914	162	Bank of Ireland Group PLC	123,037	1,015
Bunge Ltd	30,425	2,116	Bank of Kyoto Ltd/The	2,375	124
Japan Tobacco Inc	5,600	151	Bank of New York Mellon Corp/The (b)	29,080	1,592
Phibro Animal Health Corp	2,742	124	Bank of Nova Scotia/The	15,200	917
Philip Morris International Inc	2,812	224	Bankinter SA	72,987	706
Swedish Match AB	19,094	906	Barclays PLC	222,274	582
		$3,683	BB&T Corp	2,968	156
Airlines - 0.08%			BNP Paribas SA	14,217	883
Delta Air Lines Inc	1,069	58	BOC Hong Kong Holdings Ltd	109,500	548
Deutsche Lufthansa AG	33,793	917	Canadian Imperial Bank of Commerce	4,331	378
JetBlue Airways Corp (a)	7,546	142	Capital One Financial Corp (b)	23,059	2,168
Southwest Airlines Co (b)	19,631	1,003	China Construction Bank Corp	587,000	591
			CIT Group Inc (b)	8,300	414
		$2,120
			Citigroup Inc	54,502	3,635
Apparel - 0.33%			Comerica Inc (b)	7,689	725
Adidas AG	8,673	1,967
Crystal International Group Ltd (a),(c)	85,900	86	Danske Bank A/S	28,658	951
Gildan Activewear Inc	49,000	1,419	Enterprise Financial Services Corp	2,864	156
			Erste Group Bank AG (a)	11,618	481
Hermes International	1,846	1,314	Fifth Third Bancorp (b)	27,800	850
LVMH Moet Hennessy Louis Vuitton SE	5,022	1,749
Moncler SpA	11,656	535	FinecoBank Banca Fineco SpA	38,849	387
NIKE Inc (b)	11,000	790	First Citizens BancShares Inc/NC	965	424
Samsonite International SA (d)	8,400	29	First Midwest Bancorp Inc/IL	5,401	142
Sanyo Shokai Ltd	7,950	172	First Republic Bank/CA	7,517	749
Skechers U.S.A. Inc (a)	3,771	109	FNB Corp/PA	10,374	137
Under Armour Inc - Class A (a)	42,852	895	Fukuoka Financial Group Inc	147,000	783
Under Armour Inc - Class C (a)	1,102	21	Goldman Sachs Group Inc/The	1,800	407
		$9,086	Great Western Bancorp Inc	3,961	173
Automobile Manufacturers - 0.26%			Guaranty Bancorp	1,457	49
General Motors Co	1,977	85	Hachijuni Bank Ltd/The	79,000	349
Guangzhou Automobile Group Co Ltd	126,000	213	Hilltop Holdings Inc	9,645	226
Hino Motors Ltd	29,514	329	IBERIABANK Corp	28,461	2,274
Honda Motor Co Ltd	35,300	1,120	ICICI Bank Ltd ADR	26,455	222
Hyundai Motor Co	1,550	199	Independent Bank Group Inc	1,996	150
PACCAR Inc	13,314	829	Japan Post Bank Co Ltd	70,600	881
			JPMorgan Chase & Co (b)	16,370	1,752
Peugeot SA	39,732	929
Suzuki Motor Corp	17,700	1,014	Kyushu Financial Group Inc	247,600	1,182
Tesla Inc (a)	237	68	M&T Bank Corp	13,352	2,298
Volkswagen AG	8,401	1,556	Macquarie Group Ltd	8,054	694
Volvo AB - B Shares	35,344	608	MB Financial Inc	7,994	395
		$6,950	Mediobanca Banca di Credito Finanziario SpA	159,652	1,506
			Mitsubishi UFJ Financial Group Inc	288,723	1,741
Automobile Parts & Equipment - 0.46%			Mizuho Financial Group Inc	1,071,490	1,864
Aisan Industry Co Ltd	11,860	111	OFG Bancorp	10,064	142
Allison Transmission Holdings Inc	7,429	307	Opus Bank	5,024	149
Aptiv PLC	538	52	PacWest Bancorp	2,047	109
Cooper Tire & Rubber Co	6,253	161	PNC Financial Services Group Inc/The (b)	7,873	1,129
Daikyonishikawa Corp	12,580	203	Regions Financial Corp (b)	65,584	1,196
Exedy Corp	10,180	319	San-In Godo Bank Ltd/The	11,900	109
Hyundai Mobis Co Ltd	1,038	209	Sberbank of Russia PJSC	58,634	208
IJT Technology Holdings Co Ltd	7,700	63	Shinsei Bank Ltd	48,100	758
Keihin Corp	17,350	337	Standard Chartered PLC	56,539	566

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)			Chemicals (continued)
State Bank Financial Corp	11,108	$373	Akzo Nobel NV	85,635	$7,518
State Bank of India Ltd (a)	2,546	100	Albemarle Corp (b)	7,100	664
State Street Corp (b)	18,581	1,786	American Vanguard Corp	6,199	134
Sumitomo Mitsui Financial Group Inc	36,730	1,515	Arkema SA	7,214	880
Sumitomo Mitsui Trust Holdings Inc	41,370	1,722	Axalta Coating Systems Ltd (a)	3,151	98
SunTrust Banks Inc (b)	25,707	1,735	BASF SE	8,747	864
Tochigi Bank Ltd/The	26,970	97	Borregaard ASA	19,468	216
Tokyo Kiraboshi Financial Group Inc	5,123	116	Brenntag AG	14,396	829
Toronto-Dominion Bank/The	6,721	392	Cabot Corp	400	24
UBS Group AG (a)	46,846	707	Celanese Corp	609	69
United Community Banks Inc/GA	4,609	150	Denka Co Ltd	7,140	261
Univest Corp of Pennsylvania	5,068	147	DowDuPont Inc	36,472	2,338
US Bancorp (b)	22,700	1,135	EMS-Chemie Holding AG	2,284	1,427
Wells Fargo & Co	23,521	1,269	Ferro Corp (a)	6,865	140
Western Alliance Bancorp (a)	2,983	180	FMC Corp (b)	18,500	1,611
		$54,957	GCP Applied Technologies Inc (a)	34,541	1,093
Beverages - 0.22%			Hanwha Chemical Corp	18,652	446
Anheuser-Busch InBev SA/NV	10,598	994	Hitachi Chemical Co Ltd	15,900	341
Coca-Cola European Partners PLC	23,400	889	Huntsman Corp	2,903	93
Constellation Brands Inc	1,875	418	JSR Corp	22,720	441
Dr Pepper Snapple Group Inc	1,160	138	Kanto Denka Kogyo Co Ltd	17,063	176
Heineken NV	6,600	661	KH Neochem Co Ltd	7,625	205
Molson Coors Brewing Co	16,108	993	Lenzing AG	1,278	142
Monster Beverage Corp (a)	25,834	1,322	Linde AG	3,849	880
PepsiCo Inc	1,498	150	Methanex Corp	5,400	369
Suntory Beverage & Food Ltd	8,900	394	Mitsubishi Gas Chemical Co Inc	34,800	884
		$5,959	Monsanto Co	160,024	20,397
Biotechnology - 0.46%			Praxair Inc (b)	14,859	2,321
Abcam PLC	28,130	454	Quaker Chemical Corp	640	98
Alexion Pharmaceuticals Inc (a),(b)	2,803	326	Sherwin-Williams Co/The	2,206	837
Alnylam Pharmaceuticals Inc (a)	4,516	449	Shin-Etsu Chemical Co Ltd	46,833	4,657
Amgen Inc	3,770	677	Tokuyama Corp	4,220	150
Amicus Therapeutics Inc (a)	2,769	47	Tokyo Ohka Kogyo Co Ltd	6,212	235
Biogen Inc (a)	7,466	2,195	WR Grace & Co	53,933	3,860
Blueprint Medicines Corp (a)	2,416	203			$56,556
Celgene Corp (a)	27,798	2,187	Coal - 0.02%
Exact Sciences Corp (a)	21,042	1,253	China Shenhua Energy Co Ltd	173,792	452
Five Prime Therapeutics Inc (a)	5,278	93
Genmab A/S (a)	4,115	619	Commercial Services - 1.05%
H Lundbeck A/S	12,853	906	Adecco Group AG	10,728	644
Hugel Inc (a)	1,341	599	Adtalem Global Education Inc (a)	3,577	171
Illumina Inc (a),(b)	1,357	370	Altech Corp	4,901	105
Myriad Genetics Inc (a)	5,080	185	AMERCO	3,165	1,022
Regeneron Pharmaceuticals Inc (a),(b)	2,785	836	Aramark (e)	54,235	2,105
Sage Therapeutics Inc (a)	469	72	Automatic Data Processing Inc	1,756	228
Shire PLC ADR	1,858	305	Babcock International Group PLC	60,181	666
Spark Therapeutics Inc (a)	983	78	Benesse Holdings Inc	5,170	187
Vertex Pharmaceuticals Inc (a)	5,100	785	Brink's Co/The	2,166	172
		$12,639	Bureau Veritas SA	22,829	566
Building Materials - 0.46%			Capella Education Co	1,077	102
Anhui Conch Cement Co Ltd	37,500	229	Cardtronics PLC (a)	4,724	121
Cemex SAB de CV ADR(a)	147,854	881	Carriage Services Inc	5,128	129
China Resources Cement Holdings Ltd	653,267	765	Ceridian HCM Holding Inc (a)	100	3
Cie de Saint-Gobain	21,358	1,069	Cimpress NV (a)	2,596	361
CRH PLC	33,704	1,244	Cintas Corp	7,782	1,418
Fortune Brands Home & Security Inc	6,970	391	CoStar Group Inc (a)	3,558	1,356
Geberit AG	1,056	458	Deluxe Corp	1,994	133
JELD-WEN Holding Inc (a)	4,584	125	Everi Holdings Inc (a),(b)	372,153	2,787
LafargeHolcim Ltd (a)	11,518	592	EVERTEC Inc	6,857	150
Lennox International Inc	8,161	1,659	FleetCor Technologies Inc (a)	3,722	742
Masco Corp (b)	26,452	986	H&R Block Inc (b)	21,700	596
Sanwa Holdings Corp	19,900	217	ICF International Inc	2,430	172
Sika AG	100	800	JAC Recruitment Co Ltd	7,534	149
Summit Materials Inc (a)	4,922	140	Kforce Inc	7,768	261
Taiheiyo Cement Corp	6,675	246	Localiza Rent a Car SA	48,500	322
USG Corp (a)	46,091	1,912	Loomis AB	11,804	451
Vulcan Materials Co	4,238	541	Macquarie Infrastructure Corp (b)	81,208	3,143
Wienerberger AG	14,262	379	ManpowerGroup Inc (b)	11,273	1,015
		$12,634	McGrath RentCorp	2,691	175
			Moody's Corp (b)	5,699	972
Chemicals - 2.08%
A Schulman Inc	1,951	85	New Oriental Education & Technology Group	2,307	230
Air Products & Chemicals Inc	10,984	1,773	Inc ADR
			Nutrisystem Inc	3,926	146
			PayPal Holdings Inc (a)	13,840	1,136

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Distribution & Wholesale (continued)
Persol Holdings Co Ltd	7,558	$161	HD Supply Holdings Inc (a),(b)	53,800	$2,191
Prestige International Inc	13,200	192	IMCD NV	7,914	491
QinetiQ Group PLC	154,389	542	Marubeni Corp	210,900	1,636
Qualicorp SA	29,700	152	Mitsubishi Corp	41,000	1,137
Randstad NV	20,125	1,200	Nippon Gas Co Ltd	4,299	223
Recruit Holdings Co Ltd	11,700	324	Trusco Nakayama Corp	1,410	35
Rent-A-Center Inc/TX	19,159	182	WW Grainger Inc (b)	2,700	834
Restore PLC	79,967	561			$8,415
RPX Corp	3,901	41	Diversified Financial Services - 1.11%
SEACOR Marine Holdings Inc (a)	10,954	257	Acom Co Ltd	100,406	420
Ser Educacional SA (c)	23,900	111	Affiliated Managers Group Inc	2,324	370
SGS SA	276	715	Ally Financial Inc	19,700	505
Strike Co Ltd	5,940	221	American Express Co	10,887	1,070
Tarena International Inc ADR	20,873	201	ASX Ltd	20,239	925
TechnoPro Holdings Inc	6,986	451	Bharat Financial Inclusion Ltd (a)	13,054	226
Textainer Group Holdings Ltd (a)	5,028	85	Blackhawk Network Holdings Inc (a)	19,984	899
Toppan Forms Co Ltd	18,800	195	CI Financial Corp	70,400	1,365
Travelport Worldwide Ltd	8,944	157	CME Group Inc	7,200	1,173
TrueBlue Inc (a)	4,806	124	Credit Acceptance Corp (a)	2,822	996
Worldpay Inc (a)	9,020	717	Credit Saison Co Ltd	37,539	620
		$28,525	Daiwa Securities Group Inc	90,000	520
Computers - 0.91%			Ditech Holding Corp (a)	7,315	48
Accenture PLC - Class A (b)	5,720	891	Ditech Holding Corp - Warrants (a)	12,997	—
Apple Inc (b)	27,750	5,186	Ditech Holding Corp - Warrants (a)	10,313	—
Atos SE	8,238	1,118	Element Comm Aviation (a),(d),(f),(g)	280	2,773
BayCurrent Consulting Inc	2,500	96	Euronext NV (c)	4,899	311
Check Point Software Technologies Ltd (a)	12,322	1,200	Financial Engines Inc	6,207	277
Cognizant Technology Solutions Corp (b)	11,098	836	FNF Group (b)	24,685	913
Computershare Ltd	46,331	605	Franklin Resources Inc (b)	17,843	599
Dell Technologies Inc Class V (a),(b)	73,969	5,967	Greenhill & Co Inc	5,647	149
Ferrotec Holdings Corp	14,200	285	Hamilton Lane Inc	2,890	135
ForeScout Technologies Inc (a)	6,885	207	Hannon Armstrong Sustainable Infrastructure	3,947	72
Fortinet Inc (a),(b)	23,798	1,456	Capital Inc
Fujitsu Ltd	192,688	1,175	Hypoport AG (a)	2,762	499
Gemalto NV (a)	12,406	728	Ichigo Inc	77,000	362
HP Inc (b)	29,970	660	Ichiyoshi Securities Co Ltd	13,430	158
Inventec Corp	512,000	413	Intercontinental Exchange Inc (b)	13,660	968
KeyW Holding Corp/The (a)	11,411	108	INTL. FCStone Inc (a)	2,758	138
Melco Holdings Inc	2,210	85	Invesco Ltd (b)	15,700	429
NetApp Inc (b)	19,967	1,364	Japan Exchange Group Inc	53,800	1,019
SCSK Corp	5,470	251	Kenedix Inc	31,300	201
Seagate Technology PLC	5,100	287	London Stock Exchange Group PLC	14,136	840
Syntel Inc (a)	4,658	147	Mahindra & Mahindra Financial Services Ltd	40,922	295
VeriFone Systems Inc (a)	28,370	645	Mastercard Inc (b)	6,982	1,327
Western Digital Corp (b)	13,942	1,164	Mebuki Financial Group Inc	148,000	537
		$24,874	Moelis & Co	2,483	147
Consumer Products - 0.09%			Nomura Holdings Inc	263,300	1,357
ACCO Brands Corp	74,268	958	OneMain Holdings Inc (a)	15,340	499
Avery Dennison Corp (b)	4,285	450	Partners Group Holding AG	2,227	1,610
Kimberly-Clark Corp (b)	7,317	738	PRA Group Inc (a)	3,938	152
Spectrum Brands Holdings Inc	5,134	409	Samsung Securities Co Ltd	6,368	217
		$2,555	Sanne Group PLC	62,474	530
Cosmetics & Personal Care - 0.36%			TD Ameritrade Holding Corp	36,801	2,178
Beiersdorf AG	9,125	1,046	Visa Inc	10,528	1,377
Ci:z Holdings Co Ltd	1,320	75	VZ Holding AG	1,381	415
Coty Inc (b)	234,961	3,114	XPS Pensions Group PLC	127,611	313
elf Beauty Inc (a)	3,908	74	Zenkoku Hosho Co Ltd	6,940	333
Estee Lauder Cos Inc/The (b)	4,406	658			$30,267
Kao Corp	5,800	448	Electric - 0.71%
Korea Kolmar Co Ltd	4,531	323	AGL Energy Ltd	40,880	681
Lion Corp	23,900	435	American Electric Power Co Inc	1,176	80
Pola Orbis Holdings Inc	11,600	572	Avista Corp	25,976	1,362
Procter & Gamble Co/The (b)	11,643	852	China Longyuan Power Group Corp Ltd	252,000	231
Shiseido Co Ltd	10,300	813	E.ON SE	94,738	1,004
Unicharm Corp	42,200	1,306	Endesa SA	91,178	2,012
		$9,716	Enel SpA	70,274	386
Distribution & Wholesale - 0.31%			Exelon Corp	3,311	137
Bunzl PLC	15,377	468	Fortum OYJ	58,834	1,381
Diploma PLC	35,133	586	Huadian Fuxin Energy Corp Ltd	802,000	212
Fastenal Co	10,820	576	Kansai Electric Power Co Inc/The	82,700	1,188
Fourlis Holdings SA (a)	16,509	114	Kyushu Electric Power Co Inc	65,200	770
H&E Equipment Services Inc	3,596	124	NextEra Energy Inc	1,179	196
			NRG Energy Inc	40,126	1,374

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electric (continued)			Engineering & Construction (continued)
Origin Energy Ltd (a)	133,969	$967	Kyudenko Corp	7,017	$337
PG&E Corp	37,136	1,609	nVent Electric PLC (a)	48,900	1,324
Red Electrica Corp SA	39,001	761	SHO-BOND Holdings Co Ltd	2,340	157
SCANA Corp	28,204	1,024	TopBuild Corp (a)	1,828	154
Terna Rete Elettrica Nazionale SpA	210,351	1,114	Toyo Engineering Corp (a)	15,890	121
Vistra Energy Corp (a)	60,700	1,489	Vinci SA	7,547	742
Westar Energy Inc	25,763	1,461	Yokogawa Bridge Holdings Corp	5,500	126
		$19,439			$7,901
Electrical Components & Equipment - 0.36%			Entertainment - 0.31%
Acuity Brands Inc	3,378	399	Avex Inc	16,790	233
AMETEK Inc	56,669	4,138	Cineworld Group PLC	144,199	488
Belden Inc	23,293	1,287	CJ CGV Co Ltd	3,800	232
Brother Industries Ltd	19,300	402	Genting Singapore Ltd	1,494,300	1,403
EnerSys	1,898	152	IMAX China Holding Inc (c)	74,000	260
Funai Electric Co Ltd (a)	20,480	124	International Game Technology PLC	29,489	741
Furukawa Electric Co Ltd	3,700	142	Marriott Vacations Worldwide Corp	1,320	159
General Cable Corp	18,991	563	OPAP SA	46,741	503
Hubbell Inc	7,074	762	Pinnacle Entertainment Inc (a)	9,395	319
Insteel Industries Inc	4,190	131	Red Rock Resorts Inc	29,874	1,029
nLight Inc (a)	100	4	Sankyo Co Ltd	53,740	2,126
Schneider Electric SE	16,477	1,425	SeaWorld Entertainment Inc (a)	8,777	156
Ushio Inc	20,590	264	Sega Sammy Holdings Inc	38,200	673
		$9,793			$8,322
Electronics - 0.54%			Environmental Control - 0.35%
Agilent Technologies Inc (b)	8,600	533	Covanta Holding Corp	8,181	133
AVX Corp	8,316	127	Daiseki Co Ltd	6,419	205
Bizlink Holding Inc (a)	11,000	77	Kurita Water Industries Ltd	16,100	461
Chroma ATE Inc	22,000	109	Waste Management Inc (b)	107,082	8,857
Fortive Corp (b)	29,744	2,162			$9,656
Fujitsu General Ltd	12,450	193	Food - 0.64%
Halma PLC	32,815	588	Ajinomoto Co Inc	25,739	490
Hamamatsu Photonics KK	34,000	1,471	Associated British Foods PLC	12,091	426
Hirose Electric Co Ltd	6,615	859	Belc Co Ltd	2,000	104
Hitachi High-Technologies Corp	18,467	838	CJ CheilJedang Corp	3,183	1,033
Honeywell International Inc	1,085	161	Conagra Brands Inc	37,989	1,408
Hosiden Corp	11,080	106	Cranswick PLC	10,538	472
Ibiden Co Ltd	13,780	214	Dino Polska SA (a),(c)	4,951	149
II-VI Inc (a)	2,880	127	Empire Co Ltd	33,500	645
KEMET Corp (a)	7,039	141	Ezaki Glico Co Ltd	11,313	586
Koninklijke Philips NV	14,235	586	Hershey Co/The (b)	12,548	1,130
Kyocera Corp	5,498	324	Itoham Yonekyu Holdings Inc	29,500	278
LEM Holding SA	164	275	Metro Inc	4,049	134
Mettler-Toledo International Inc (a),(b)	571	314	Mondelez International Inc	15,330	602
MINEBEA MITSUMI Inc	43,615	823	Orion Holdings Corp	11,195	248
Nichicon Corp	22,500	278	Orkla ASA	132,877	1,199
Nippon Ceramic Co Ltd	6,100	150	Performance Food Group Co (a)	6,072	217
Orbotech Ltd (a)	10,349	663	Pinnacle Foods Inc	13,210	845
Rotork PLC	103,394	458	Post Holdings Inc (a)	21,519	1,654
Shibaura Electronics Co Ltd	2,000	91	Saputo Inc	20,100	698
Siix Corp	10,380	199	Seven & i Holdings Co Ltd	10,800	478
Silergy Corp	11,000	251	Tesco PLC	702,944	2,294
SMK Corp	17,870	66	Viscofan SA	4,455	297
Tokyo Seimitsu Co Ltd	12,153	463	Warabeya Nichiyo Holdings Co Ltd	3,350	84
Tongda Group Holdings Ltd	577,000	137	Woolworths Group Ltd	64,024	1,375
Trimble Inc (a),(b)	28,700	949	Yakult Honsha Co Ltd	10,900	715
Waters Corp (a),(b)	4,342	836			$17,561
Yamaichi Electronics Co Ltd	4,650	75	Forest Products & Paper - 0.14%
		$14,644	Schweitzer-Mauduit International Inc	3,686	162
Engineering & Construction - 0.29%			Smurfit Kappa Group PLC	27,941	1,153
Aecon Group Inc	8,799	102	UPM-Kymmene OYJ	68,742	2,523
Alten SA	4,768	481			$3,838
China State Construction International	172,000	212	Gas - 0.20%
Holdings Ltd			China Resources Gas Group Ltd	103,800	393
Chiyoda Corp	35,990	311	Snam SpA	298,788	1,223
CIMIC Group Ltd	19,335	601	UGI Corp (b)	33,670	1,699
Comfort Systems USA Inc	3,009	141	Vectren Corp	9,832	695
Fraport AG Frankfurt Airport Services	4,241	397	WGL Holdings Inc	17,869	1,576
Worldwide					$5,586
Hazama Ando Corp	29,733	259	Hand & Machine Tools - 0.07%
HOCHTIEF AG	6,584	1,207	DMG Mori Co Ltd	13,000	216
Japan Airport Terminal Co Ltd	18,300	841	Finning International Inc	42,400	1,055
JGC Corp	18,690	388	Fuji Electric Co Ltd	53,000	376
			Kennametal Inc	3,740	139

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Hand & Machine Tools (continued)			Home Builders (continued)
Milacron Holdings Corp (a)	6,299	$124	Glenveagh Properties PLC (a),(c)	365,384	$483
		$1,910	Installed Building Products Inc (a)	2,138	130
Healthcare - Products - 0.67%			Land & Houses PCL	442,100	154
Abaxis Inc	855	71	Land & Houses PCL	1,054,700	365
Abbott Laboratories	11,596	714	LGI Homes Inc (a)	2,072	126
Align Technology Inc (a)	2,578	856	M/I Homes Inc (a)	3,131	87
Analogic Corp	1,726	144	NVR Inc (a)	586	1,752
Asahi Intecc Co Ltd	5,121	183	Taylor Wimpey PLC	98,223	248
Baxter International Inc (b)	23,865	1,691	TRI Pointe Group Inc (a)	7,065	122
BioTelemetry Inc (a)	3,519	149			$4,199
Cellavision AB	1,473	28	Home Furnishings - 0.07%
Cochlear Ltd	2,623	388	Crompton Greaves Consumer Electricals Ltd	93,225	313
Consort Medical PLC	23,937	392	Electrolux AB	14,724	363
DENTSPLY SIRONA Inc (b)	15,600	683	iRobot Corp (a)	1,333	83
Edwards Lifesciences Corp (a),(b)	14,286	1,961	Maxell Holdings Ltd	17,400	285
Elekta AB	22,030	269	Panasonic Corp	25,400	344
Hologic Inc (a)	34,654	1,313	Pioneer Corp (a)	201,110	286
IDEXX Laboratories Inc (a),(b)	3,073	640	Tempur Sealy International Inc (a)	3,116	144
InBody Co Ltd	2,529	78	Zojirushi Corp	8,200	124
Insulet Corp (a)	3,142	295			$1,942
Intuitive Surgical Inc (a)	700	322	Housewares - 0.00%
Japan Lifeline Co Ltd	2,850	72	Tupperware Brands Corp	2,205	93
Medtronic PLC	2,041	176
Microport Scientific Corp	96,500	131	Insurance - 2.18%
MiMedx Group Inc (a)	1,789	15	Admiral Group PLC	19,168	490
Natus Medical Inc (a)	4,376	162	Aegon NV	73,830	459
Nipro Corp	42,178	510	AIA Group Ltd	118,600	1,083
NuVasive Inc (a)	2,716	139	Alleghany Corp (e)	4,358	2,487
NxStage Medical Inc (a)	28,369	784	American International Group Inc (b)	20,200	1,066
Olympus Corp	13,500	477	AmTrust Financial Services Inc	23,603	315
OraSure Technologies Inc (a)	1,800	31	Arch Capital Group Ltd (a),(b)	26,300	2,063
Sartorius Stedim Biotech	5,212	515	Assured Guaranty Ltd	52,088	1,849
STERIS PLC	10,845	1,126	AXA SA	38,810	972
Straumann Holding AG	1,897	1,251	Berkshire Hathaway Inc - Class B (a)	21,820	4,179
Zimmer Biomet Holdings Inc	24,172	2,695	Brighthouse Financial Inc (a),(b)	14,700	693
		$18,261	Chubb Ltd	1,226	160
Healthcare - Services - 1.21%			Dai-ichi Life Holdings Inc	29,210	543
Aetna Inc	98,713	17,386	Everest Re Group Ltd (b)	6,384	1,438
Ain Holdings Inc	1,921	136	Fairfax Financial Holdings Ltd	1,511	848
Alliar Medicos A Frente SA (a)	23,900	85	Genworth Financial Inc (a)	76,959	265
Apollo Hospitals Enterprise Ltd	9,689	137	Hartford Financial Services Group Inc/The	104,909	5,490
Centene Corp (a),(b)	27,874	3,266	Infinity Property & Casualty Corp	1,869	270
CMIC Holdings Co Ltd	3,900	78	Insurance Australia Group Ltd	52,729	323
Ensign Group Inc/The	3,978	146	James River Group Holdings Ltd	8,096	307
EPS Holdings Inc	6,800	134	Japan Post Holdings Co Ltd	105,000	1,201
Eurofins Scientific SE	1,366	702	Lancashire Holdings Ltd	16,977	135
Fresenius Medical Care AG & Co KGaA	10,240	1,022	Markel Corp (a)	2,606	2,859
Humana Inc	4,538	1,320	MBIA Inc (a)	17,546	144
Kindred Healthcare Inc (a)	11,273	101	Medibank Pvt Ltd	192,566	426
Laboratory Corp of America Holdings (a)	6,422	1,160	MetLife Inc	61,387	2,823
LifePoint Health Inc (a)	2,584	137	MGIC Investment Corp (a)	8,820	92
Molina Healthcare Inc (a)	4,594	390	Muenchener Rueckversicherungs-Gesellschaft	8,577	1,763
Orpea	4,291	564	AG in Muenchen
Quest Diagnostics Inc (b)	22,491	2,396	Progressive Corp/The (b)	22,349	1,388
Ryman Healthcare Ltd	92,967	740	Prudential Financial Inc	24,406	2,363
UnitedHealth Group Inc (b)	12,306	2,972	QBE Insurance Group Ltd	177,231	1,266
		$32,872	Radian Group Inc	10,600	169
Holding Companies - Diversified - 0.13%			RenaissanceRe Holdings Ltd (b)	12,286	1,508
HRG Group Inc (a)	41,063	520	State Auto Financial Corp	5,024	156
J2 Acquisition Ltd (a),(c)	38,500	356	Stewart Information Services Corp	1,503	63
J2 Acquisition Ltd - Warrants (a)	38,500	17	Swiss Re AG	16,385	1,409
Matlin and Partners Acquisition Corp -	103,668	63	T&D Holdings Inc	44,210	695
Warrants (a)			Third Point Reinsurance Ltd (a)	9,902	132
Mudrick Capital Acquisition Corp (a)	83,975	808	Tokio Marine Holdings Inc	6,437	309
Mudrick Capital Acquisition Corp - Warrants	83,975	50	Travelers Cos Inc/The (b)	6,100	784
(a)			Universal Insurance Holdings Inc	4,575	163
Ocean Outdoor Ltd (a),(c),(d)	20,328	195	Validus Holdings Ltd	26,188	1,774
Swire Pacific Ltd	139,000	1,430	Voya Financial Inc	26,456	1,374
		$3,439	White Mountains Insurance Group Ltd	707	638
Home Builders - 0.15%			Willis Towers Watson PLC	17,192	2,599
Cairn Homes PLC (a)	292,513	614	XL Group Ltd	141,970	7,890
Century Communities Inc (a)	3,908	118			$59,423

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Internet - 1.66%			Leisure Products & Services (continued)
Alibaba Group Holding Ltd ADR(a)	1,974	$391	Hana Tour Service Inc	3,527	$336
Alphabet Inc - A Shares (a),(b)	5,297	5,826	Planet Fitness Inc (a)	7,385	293
Alphabet Inc - C Shares (a)	5,019	5,446	Royal Caribbean Cruises Ltd	7,621	800
Amazon.com Inc (a),(b)	2,603	4,242	Thule Group AB (c)	16,210	402
Baozun Inc ADR(a)	6,664	409			$4,009
Booking Holdings Inc (a)	76	160	Lodging - 1.39%
Cafe24 Corp (a)	1,661	265	Boyd Gaming Corp	123,480	4,661
Cerved Group SpA	47,883	502	Choice Hotels International Inc	15,818	1,271
Com Hem Holding AB	60,044	1,016	Galaxy Entertainment Group Ltd	119,000	1,043
Dip Corp	7,450	183	Hilton Worldwide Holdings Inc	99,782	8,053
DraftKings Inc (a),(d),(f),(g)	54,277	106	Hyatt Hotels Corp	60,419	4,938
eBay Inc (a),(b)	70,142	2,646	ILG Inc	19,810	678
Expedia Group Inc	9,383	1,136	InterContinental Hotels Group PLC	20,075	1,284
F5 Networks Inc (a)	10,255	1,775	Kyoritsu Maintenance Co Ltd	9,173	473
Facebook Inc (a),(b)	35,712	6,849	Las Vegas Sands Corp (b)	10,815	872
GoDaddy Inc (a)	19,239	1,378	Marcus Corp/The	4,616	146
Just Eat PLC (a)	24,184	271	Marriott International Inc/MD	52,973	7,170
Klarna Holding AB (a),(d),(f),(g)	808	114	Melco Resorts & Entertainment Ltd ADR	30,481	996
LAC Co Ltd	9,100	132	Monarch Casino & Resort Inc (a)	2,720	121
Mail.Ru Group Ltd (a)	6,111	173	Tropicana Entertainment Inc (a)	53,176	3,839
Mimecast Ltd (a)	3,316	148	Wynn Resorts Ltd	11,417	2,238
NCSoft Corp	1,074	351			$37,783
NHN Entertainment Corp (a)	3,771	231
Okta Inc (a)	1,685	95	Machinery - Construction & Mining - 0.11%
			ABB Ltd	43,842	992
PChome Online Inc	101,000	487	Atlas Copco AB - A Shares (a)	45,373	1,800
Perficient Inc (a)	5,525	144
Proofpoint Inc (a)	1,455	170	Lonking Holdings Ltd	341,000	170
			Tadano Ltd	10,850	148
Proto Corp	2,700	40			$3,110
Q2 Holdings Inc (a)	671	38
			Machinery - Diversified - 0.58%
Rakuten Inc	156,600	1,049	AGCO Corp (b)	13,072	831
Shopify Inc (a)	6,728	996
Shutterfly Inc (a)	2,216	209	Alamo Group Inc	868	80
Spotify Technology SA (a)	6,553	1,033	Altra Industrial Motion Corp	2,689	111
			Amada Holdings Co Ltd	55,000	595
Start Today Co Ltd	9,400	325
Trade Desk Inc/The (a)	19,093	1,633	Briggs & Stratton Corp	7,975	147
			CNH Industrial NV	20,547	240
Trend Micro Inc/Japan	14,000	791	Cummins Inc (b)	11,819	1,683
Twitter Inc (a),(b)	13,200	458
Wayfair Inc (a)	10,566	976	Daifuku Co Ltd	11,700	602
Wix.com Ltd (a)	10,909	949	Deere & Co	6,660	996
			Gates Industrial Corp PLC (a)	19,066	283
Yahoo Japan Corp	53,613	194	Hisaka Works Ltd	6,090	60
Yandex NV (a)	41,929	1,405
			Ichor Holdings Ltd (a)	5,846	146
Yoox Net-A-Porter Group SpA (a)	192	9
			IDEX Corp	10,748	1,491
Yume No Machi Souzou Iinkai Co Ltd	8,200	155
Zendesk Inc (a)	3,380	189	Interpump Group SpA	10,275	323
			Keyence Corp	4,200	2,565
		$45,095	Mitsubishi Heavy Industries Ltd	17,920	676
Investment Companies - 0.29%			Shima Seiki Manufacturing Ltd	2,638	149
Altaba Inc (a)	81,883	6,318
			Spirax-Sarco Engineering PLC	7,365	605
Investor AB	23,748	984	SPX FLOW Inc (a)	3,383	147
Melrose Industries PLC	159,960	503	Stabilus SA	5,540	558
		$7,805	Toshiba Machine Co Ltd	32,910	183
Iron & Steel - 0.28%			Washtec AG	4,751	435
ArcelorMittal	21,090	682	Xylem Inc/NY	33,962	2,391
BlueScope Steel Ltd	40,080	522	Yaskawa Electric Corp	12,200	489
Carpenter Technology Corp	2,821	169			$15,786
Chubu Steel Plate Co Ltd	5,800	40	Media - 1.49%
Hitachi Metals Ltd	37,257	407	CJ E&M Corp	4,313	362
Japan Steel Works Ltd/The	7,270	204	Comcast Corp - Class A (b)	78,688	2,453
JFE Holdings Inc	21,056	433	Discovery Inc (a)	13,500	267
Kobe Steel Ltd	21,182	211	DISH Network Corp (a),(b)	135,376	4,000
Kyoei Steel Ltd	13,430	256	Entercom Communications Corp	18,726	128
Nakayama Steel Works Ltd	18,690	117	FactSet Research Systems Inc	4,712	947
Nucor Corp (b)	27,400	1,759	Fuji Media Holdings Inc	15,690	263
Steel Dynamics Inc (b)	16,000	791	Global Eagle Entertainment Inc (a)	595,222	1,345
Tokyo Steel Manufacturing Co Ltd	55,220	447	Gray Television Inc (a)	187,806	2,066
Vale SA ADR	40,860	556	Liberty Global PLC - C Shares (a)	34,155	946
voestalpine AG	12,940	691	Media Nusantara Citra Tbk PT	2,223,104	191
Yamato Kogyo Co Ltd	11,090	343	Nexstar Media Group Inc	17,366	1,151
		$7,628	Nippon Television Holdings Inc	33,395	561
Leisure Products & Services - 0.15%			Shaw Communications Inc	19,800	399
Carnival Corp (b)	24,600	1,532	TEGNA Inc	12,878	134
CTS Eventim AG & Co KGaA	11,541	556	Telenet Group Holding NV (a)	6,357	321
CVC Brasil Operadora e Agencia de Viagens	6,600	90	Time Warner Inc	132,088	12,438
SA			Tribune Media Co	33,744	1,211

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Media (continued)			Oil & Gas (continued)
TV Asahi Holdings Corp	7,030	$150	Husky Energy Inc	57,600	$831
Twenty-First Century Fox Inc - A Shares	252,356	9,728	Imperial Oil Ltd	17,000	556
Walt Disney Co/The (b)	6,044	602	Inpex Corp	32,680	362
Wolters Kluwer NV	15,933	895	Japan Petroleum Exploration Co Ltd	13,880	352
		$40,558	Marathon Oil Corp	25,751	552
Metal Fabrication & Hardware - 0.06%			Marathon Petroleum Corp (b)	10,360	818
Advanced Drainage Systems Inc	4,708	136	Midstates Petroleum Co Inc (a)	149,112	1,965
Neturen Co Ltd	6,700	61	Newfield Exploration Co (a),(b)	25,454	744
Rexnord Corp (a)	12,779	373	Occidental Petroleum Corp (b)	36,100	3,040
Timken Co/The	2,960	140	OMV AG	24,613	1,410
Tocalo Co Ltd	13,700	165	Patterson-UTI Energy Inc	3,046	63
Troax Group AB	13,942	447	PDC Energy Inc (a)	5,891	356
Tsubaki Nakashima Co Ltd	9,552	238	Petroleo Brasileiro SA ADR	27,280	324
UACJ Corp	3,700	84	Phillips 66	3,387	395
		$1,644	Repsol SA	92,380	1,761
Mining - 0.45%			RSP Permian Inc (a)	36,735	1,607
Boliden AB (a)	38,445	1,356	SandRidge Energy Inc (a)	52,101	758
Compass Minerals International Inc	2,141	140	Showa Shell Sekiyu KK	55,500	735
Constellium NV (a)	254,955	3,098	SM Energy Co	54,169	1,419
Glencore PLC (a)	151,901	750	Spartan Energy Corp (a)	23,154	119
Goldcorp Inc	43,200	617	Suncor Energy Inc	33,000	1,314
Kinross Gold Corp (a)	113,200	408	TOTAL SA	73,932	4,495
Mitsui Mining & Smelting Co Ltd	6,420	279	Ultra Petroleum Corp (a)	100,000	178
Newcrest Mining Ltd	122,194	1,916	Valero Energy Corp	589	71
Newmont Mining Corp (b)	10,909	425	Whiting Petroleum Corp (a)	25,763	1,350
Norsk Hydro ASA	115,765	728			$46,526
Pacific Metals Co Ltd (a)	7,330	244	Oil & Gas Services - 0.49%
Pretium Resources Inc (a)	280,569	2,026	Baker Hughes a GE Co	76,512	2,646
Randgold Resources Ltd	3,508	279	C&J Energy Services Inc (a)	104,798	2,821
		$12,266	Halliburton Co (b)	116,887	5,814
Miscellaneous Manufacturers - 0.31%			McDermott International Inc (a)	35,877	780
Airtac International Group	11,000	190	Oil States International Inc (a)	713	25
Alstom SA	24,537	1,161	SEACOR Holdings Inc (a)	10,293	538
AO Smith Corp (b)	9,408	593	TGS NOPEC Geophysical Co ASA	14,024	470
Dover Corp	30,491	2,354	Thermon Group Holdings Inc (a)	5,331	123
Escorts Ltd	26,394	364			$13,217
Fabrinet (a)	3,667	129	Packaging & Containers - 0.58%
FUJIFILM Holdings Corp	7,324	280	Ball Corp	29,907	1,105
Illinois Tool Works Inc (b)	11,562	1,662	Berry Global Group Inc (a)	37,808	1,826
ITT Inc	3,439	178	Crown Holdings Inc (a)	133,635	5,791
Lydall Inc (a)	2,057	86	Graphic Packaging Holding Co	97,607	1,413
Nikon Corp	73,660	1,191	KapStone Paper and Packaging Corp	65,333	2,248
Sturm Ruger & Co Inc	2,378	146	Nampak Ltd (a)	210,282	251
		$8,334	Packaging Corp of America	7,366	866
Office & Business Equipment - 0.13%			RPC Group PLC	66,198	695
Canon Inc	37,590	1,282	Sealed Air Corp	12,813	558
Ricoh Co Ltd	82,200	742	Silgan Holdings Inc (e)	16,898	460
Xerox Corp	49,400	1,343	Vidrala SA	4,768	459
Zebra Technologies Corp (a)	1,872	287	WestRock Co	851	50
		$3,654			$15,722
Office Furnishings - 0.01%			Pharmaceuticals - 1.32%
Knoll Inc	6,943	140	Aerie Pharmaceuticals Inc (a)	3,120	160
			Akorn Inc (a)	32,374	452
Oil & Gas - 1.71%			Allergan PLC	2,797	422
Anadarko Petroleum Corp	3,980	278	AmerisourceBergen Corp (b)	28,032	2,302
Andeavor	16,116	2,328	AstraZeneca PLC	12,386	904
Cabot Oil & Gas Corp (b)	75,500	1,725	Bayer AG	40,916	4,883
Canadian Natural Resources Ltd	7,500	260	Bristol-Myers Squibb Co (b)	31,952	1,681
Canadian Natural Resources Ltd	3,186	110	China Biologic Products Holdings Inc (a)	13,148	1,145
Centennial Resource Development Inc/DE (a)	4,638	82	China Traditional Chinese Medicine Holdings	310,000	283
Chevron Corp (b)	23,495	2,921	Co Ltd
Cimarex Energy Co (b)	14,419	1,340	CVS Health Corp	9,842	624
ConocoPhillips	42,535	2,866	DexCom Inc (a)	765	67
Crescent Point Energy Corp	52,000	419	Eisai Co Ltd	31,790	2,294
DCC PLC	3,656	350	Eli Lilly & Co	1,410	120
Devon Energy Corp	48,074	1,998	Express Scripts Holding Co (a),(b)	32,847	2,491
Diamondback Energy Inc	14,808	1,788	Galapagos NV ADR(a)	1,213	124
Dommo Energia SA ADR(a)	269	13	Global Blood Therapeutics Inc (a)	2,026	98
Encana Corp	30,907	393	Ipsen SA	2,738	434
Eni SpA	77,353	1,404	Johnson & Johnson (b)	5,507	658
Exxon Mobil Corp (b)	10,748	873	Merck & Co Inc	7,582	451
Halcon Resources Corp (a)	372,485	1,803	Mitsubishi Tanabe Pharma Corp	15,300	273
			Mylan NV (a),(b)	48,864	1,879

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Pharmaceuticals (continued)			REITs (continued)
MyoKardia Inc (a)	760	$36	Public Storage	4,471	$947
Nektar Therapeutics (a)	806	65	Quality Care Properties Inc (a)	4,029	84
Nippon Shinyaku Co Ltd	4,990	357	RioCan Real Estate Investment Trust	42,800	777
Novartis AG	37,047	2,755	Segro PLC	41,348	359
Ono Pharmaceutical Co Ltd	4,400	109	Unibail-Rodamco SE	10,133	2,281
Orion Oyj	13,845	410	United Urban Investment Corp	461	706
Perrigo Co PLC (b)	5,700	417	VEREIT Inc (b)	173,400	1,242
Recordati SpA	22,111	818	VICI Properties Inc (g)	242,155	4,691
Roche Holding AG	2,607	559			$22,268
Sarepta Therapeutics Inc (a)	27,006	2,534	Retail - 1.68%
Shionogi & Co Ltd	20,400	1,067	Ace Hardware Indonesia Tbk PT	1,120,600	101
Sinopharm Group Co Ltd	75,012	333	Adastria Co Ltd	4,800	68
Suzuken Co Ltd/Aichi Japan	3,715	166	Advance Auto Parts Inc	20,225	2,601
Takeda Pharmaceutical Co Ltd	45,540	1,851	Aeon Co Ltd	54,500	1,078
UCB SA	24,658	1,938	Alsea SAB de CV	47,300	154
Zoetis Inc (b)	10,191	853	American Eagle Outfitters Inc	7,747	172
		$36,013	ASKUL Corp	13,666	398
Pipelines - 0.07%			Beacon Roofing Supply Inc (a)	3,001	126
Kinder Morgan Inc/DE (b)	79,100	1,320	Best Buy Co Inc (b)	4,260	291
Pembina Pipeline Corp	15,100	525	CarMax Inc (a)	13,070	901
Williams Cos Inc/The	1,124	30	Cawachi Ltd	4,360	97
		$1,875	Children's Place Inc/The	861	111
Private Equity - 0.03%			Cie Financiere Richemont SA	8,755	802
3i Group PLC	66,516	842	Citizen Watch Co Ltd	41,750	277
Kennedy-Wilson Holdings Inc	4,627	94	Clicks Group Ltd	18,619	296
		$936	cocokara fine Inc	2,049	152
Real Estate - 0.22%			Costco Wholesale Corp (b)	22,944	4,548
BUWOG AG (a)	18,582	630	Darden Restaurants Inc	15,134	1,323
Corp Inmobiliaria Vesta SAB de CV	78,100	98	Dollar Tree Inc (a)	35,458	2,929
D Carnegie & Co AB (a)	20,863	352	Dollarama Inc	11,300	1,304
Hang Lung Group Ltd	257,000	795	Domino's Pizza Inc (b)	6,063	1,525
Hongkong Land Holdings Ltd	112,000	812	DP Eurasia NV (a),(c)	73,067	155
Katitas Co Ltd	2,200	80	Fast Retailing Co Ltd	2,300	1,003
LEG Immobilien AG	5,099	559	Finish Line Inc/The	3,911	53
Marcus & Millichap Inc (a)	2,940	110	Floor & Decor Holdings Inc (a)	26,088	1,226
Metrovacesa SA (a),(c)	29,571	528	Freshpet Inc (a)	6,906	157
Mitsubishi Estate Co Ltd	9,800	177	Gap Inc/The (b)	10,100	283
Neinor Homes SA (a),(c)	25,765	488	Gourmet Master Co Ltd	22,000	228
Oberoi Realty Ltd	30,705	230	Home Depot Inc/The (b)	17,850	3,330
Parque Arauco SA	89,563	262	Honeys Holdings Co Ltd	7,480	68
Swiss Prime Site AG (a)	9,346	873	Hyundai Department Store Co Ltd	4,060	423
Takara Leben Co Ltd	20,500	79	IDOM Inc	22,300	149
WeWork Cos Inc (a),(d),(f),(g)	356	19	Jack in the Box Inc	39,830	3,213
			Jand Inc (a),(d),(f),(g)	1,693	23
		$6,092
REITs - 0.82%			Jollibee Foods Corp	23,860	125
			Lululemon Athletica Inc (a),(b)	3,758	395
Agree Realty Corp	1,592	84
American Tower Corp	4,659	645	Luxottica Group SpA	34,733	2,163
British Land Co PLC/The	52,311	471	Magazine Luiza SA	5,000	145
			Maisons du Monde SA (c)	13,037	528
CareTrust REIT Inc	9,402	155
CoreCivic Inc	6,891	148	Matahari Department Store Tbk PT	215,200	141
CorePoint Lodging Inc (a)	3,587	100	McDonald's Corp (b)	10,302	1,648
CoreSite Realty Corp	915	97	McDonald's Holdings Co Japan Ltd	8,800	442
CyrusOne Inc	20,409	1,130	Mitra Adiperkasa Tbk PT	585,100	355
CYS Investments Inc	10,856	80	Nishimatsuya Chain Co Ltd	11,640	126
DCT Industrial Trust Inc	1,612	105	PAL GROUP Holdings Co Ltd	5,480	140
			Panera Bread Co (a),(d),(f),(g)	1,664	17
Easterly Government Properties Inc	6,048	123	Qurate Retail Inc (a),(b)	23,400	476
Four Corners Property Trust Inc	4,418	101
Gramercy Property Trust	10,244	282	Raia Drogasil SA	12,800	214
			Red Robin Gourmet Burgers Inc (a)	1,310	66
Grivalia Properties REIC AE	50,026	543	Rite Aid Corp (a)	85,521	137
H&R Real Estate Investment Trust	23,100	360	Ross Stores Inc (b)	41,226	3,252
Hibernia REIT plc	320,359	556
Hoshino Resorts REIT Inc	11	56	Ruth's Hospitality Group Inc	5,530	147
Japan Retail Fund Investment Corp	511	927	Shanghai Pharmaceuticals Holding Co Ltd	128,700	396
			Starbucks Corp (b)	25,227	1,429
Klepierre SA	26,853	1,046
LaSalle Hotel Properties	9,000	309	Sundrug Co Ltd	9,400	426
MTGE Investment Corp	3,778	75	Superdry PLC	12,626	208
New York REIT Inc (a),(b)	44,256	803	Swatch Group AG/The	5,005	445
			Tapestry Inc (b)	9,400	411
Nippon Building Fund Inc	171	957
Outfront Media Inc	7,381	147	United Arrows Ltd	4,100	151
Pebblebrook Hotel Trust	4,263	174	USS Co Ltd	14,400	272
PotlatchDeltic Corp	11,613	587	Walmart Inc	7,448	614
			Westlife Development Ltd (a)	65,897	376
Prologis Inc	17,400	1,120
			Wingstop Inc	2,533	128
			Xebio Holdings Co Ltd	13,540	228

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Software (continued)
Yum! Brands Inc (b)	8,751	$712	Guidewire Software Inc (a)	14,842	$1,378
		$45,878	HubSpot Inc (a)	1,170	142
Savings & Loans - 0.02%			Kingdee International Software Group Co Ltd	222,000	242
OceanFirst Financial Corp	4,654	136	Konami Holdings Corp	8,600	403
Sterling Bancorp/DE	6,951	171	Linx SA	31,300	159
United Financial Bancorp Inc	8,740	152	Microsoft Corp (b)	77,555	7,665
		$459	Mitel Networks Corp (a)	17,120	189
Semiconductors - 0.84%			Monotype Imaging Holdings Inc	5,393	116
ams AG	3,880	335	Nexon Co Ltd (a)	10,100	167
Applied Materials Inc (b)	26,967	1,369	Nuance Communications Inc (a)	70,173	948
ASPEED Technology Inc	11,000	330	Omnicell Inc (a)	3,001	140
Broadcom Inc	15,768	3,975	Oracle Corp	70,168	3,279
Brooks Automation Inc	5,277	172	Oracle Corp Japan	5,500	417
Cavium Inc (a)	22,415	1,874	Paychex Inc (b)	12,037	789
Cypress Semiconductor Corp	8,402	138	Pivotal Software Inc (a)	18,079	325
Enplas Corp	2,010	59	PROS Holdings Inc (a)	4,228	149
FormFactor Inc (a)	9,888	134	PTC Inc (a)	38,774	3,344
Inari Amertron Bhd	212,800	122	salesforce.com Inc (a)	10,681	1,382
Inphi Corp (a)	3,947	133	SAP SE	8,633	972
King Yuan Electronics Co Ltd	326,500	306	SendGrid Inc (a)	1,700	45
KLA-Tencor Corp (b)	10,790	1,222	ServiceNow Inc (a)	5,391	957
Maxim Integrated Products Inc	19,868	1,165	SS&C Technologies Holdings Inc	18,375	935
Microchip Technology Inc	7,008	682	Synopsys Inc (a),(b)	11,100	978
Micron Technology Inc (a)	12,888	742	Systena Corp	7,500	84
Miraial Co Ltd	4,510	64	TechMatrix Corp	7,500	157
Nova Measuring Instruments Ltd (a)	5,165	151	TiVo Corp	10,930	157
NVIDIA Corp	5,833	1,471	Veeva Systems Inc (a),(b)	8,742	676
NXP Semiconductors NV (a)	22,934	2,614	Workday Inc (a)	7,086	928
QUALCOMM Inc	2,857	166	Zuora Inc (a)	100	2
Renesas Electronics Corp (a)	18,100	179	Zuora Inc - B Shares (a),(d),(g)	20,494	455
Rudolph Technologies Inc (a)	4,360	146			$47,101
Samsung Electronics Co Ltd	33,518	1,574	Storage & Warehousing - 0.01%
Shinko Electric Industries Co Ltd	35,590	299	ID Logistics Group (a)	1,743	316
Silicon Motion Technology Corp ADR	3,018	147
Sino-American Silicon Products Inc (a)	33,000	154	Telecommunications - 0.54%
SOITEC (a)	3,864	353	ADTRAN Inc	8,296	116
Teradyne Inc	27,754	1,052	AT&T Inc	1,481	48
UT Group Co Ltd (a)	3,625	130	CenturyLink Inc	7,066	129
Veeco Instruments Inc (a)	8,372	143	China Mobile Ltd	46,300	414
Xcerra Corp (a)	6,527	90	China Telecom Corp Ltd	2,388,000	1,110
Xilinx Inc (b)	22,325	1,521	Cisco Systems Inc (b)	13,800	589
		$23,012	Goodman Networks Inc (a),(d),(f),(g)	142,878	—
Software - 1.73%			Hellenic Telecommunications Organization	49,534	593
2U Inc (a)	1,883	179	SA
Adobe Systems Inc (a),(b)	7,965	1,986	HMS Networks AB	12,338	214
Allscripts Healthcare Solutions Inc (a)	10,983	139	Intelsat SA (a)	33,027	590
Alpha Systems Inc	1,440	29	LogMeIn Inc	12,694	1,370
Amadeus IT Group SA	10,059	799	Loral Space & Communications Inc (a)	38,022	1,460
ANSYS Inc (a)	4,635	755	Millicom International Cellular SA	5,181	326
athenahealth Inc (a)	883	133	Motorola Solutions Inc (b)	40,291	4,325
Autodesk Inc (a)	20,511	2,648	NETGEAR Inc (a)	2,057	124
Avid Technology Inc (a)	30,249	154	Nippon Telegraph & Telephone Corp	16,691	779
Birst Inc (a),(d),(f),(g)	21,065	4	Nokia OYJ	134,012	771
Black Knight Inc (a)	17,487	885	Oclaro Inc (a)	15,598	133
Cadence Design Systems Inc (a),(b)	39,200	1,664	Ooma Inc (a)	12,318	146
CDK Global Inc (b)	19,900	1,281	Plantronics Inc	2,220	162
Cerner Corp (a),(b)	11,400	680	Samsung SDI Co Ltd	1,246	231
Citrix Systems Inc (a)	12,041	1,272	SoftBank Group Corp	4,116	292
Cloudera Inc (a)	3,891	63	Sprint Corp (a)	48,620	250
Constellation Software Inc/Canada	2,100	1,654	Verizon Communications Inc (b)	8,700	415
Cresco Ltd	5,308	166			$14,587
DeNA Co Ltd	40,430	776	Textiles - 0.14%
DocuSign Inc (a)	18,661	930	Mohawk Industries Inc (a),(b)	14,514	2,961
Dropbox Inc - A Shares (a)	25,972	779	Seiren Co Ltd	6,879	126
Dropbox Inc - B Shares (a),(g)	1,780	53	Toyobo Co Ltd	7,600	126
Dun & Bradstreet Corp/The	1,046	128	UniFirst Corp/MA	3,773	670
Electronic Arts Inc (a),(b)	6,156	806			$3,883
Envestnet Inc (a)	2,534	134	Toys, Games & Hobbies - 0.04%
Fair Isaac Corp (a)	933	172	Bandai Namco Holdings Inc	16,470	699
Fidelity National Information Services Inc	5,328	545	Nintendo Co Ltd	1,100	450
First Derivatives PLC	6,872	425			$1,149
Gree Inc	49,580	282	Transportation - 0.98%
			Canadian National Railway Co	10,679	892

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	CONVERTIBLE PREFERRED STOCKS
Transportation (continued)			(continued)	Shares Held	Value (000's)
CH Robinson Worldwide Inc (b)	5,800	$505	Gas - 0.00%
CJ Logistics Corp (a)	2,925	405	South Jersey Industries Inc 7.25%, 4/15/2021	1,500	$83
CSX Corp	15,885	1,027
Deutsche Post AG	35,072	1,330	Insurance - 0.01%
Dorian LPG Ltd (a)	43,342	350	Assurant Inc 6.50%, 3/15/2021	2,100	220
DSV A/S	9,777	812
Expeditors International of Washington Inc (b)	26,641	1,984	Internet - 0.01%
FedEx Corp	440	110	Airbnb, Inc 0.00% (a),(d),(f),(g)	1,685	177
Forward Air Corp	2,301	136
Genesee & Wyoming Inc (a)	18,804	1,469	Investment Companies - 0.15%
Golar LNG Ltd	174,536	4,534	Mandatory Exchangeable Trust 5.75%,	18,658	4,140
Hornbeck Offshore Services Inc (a)	57,244	189	6/3/2019(c)
JB Hunt Transport Services Inc (b)	8,500	1,089
Kamigumi Co Ltd	34,000	741	Metal Fabrication & Hardware - 0.01%
Kansas City Southern (b)	5,995	642	Rexnord Corp 5.75%, 11/15/2019	2,750	172
Keikyu Corp	66,300	1,114
Knight-Swift Transportation Holdings Inc	82,821	3,369	Oil & Gas - 0.01%
Landstar System Inc	3,694	419	Chesapeake Energy Corp 5.75% (k)	355	216
Nippon Yusen KK	45,626	926
Norfolk Southern Corp	17,145	2,600	REITs - 0.06%
Schneider National Inc	3,006	89	Welltower Inc 6.50% (b),(k)	28,100	1,629
Scorpio Tankers Inc	170,705	495
Yamato Holdings Co Ltd	29,900	856	Retail - 0.00%
ZTO Express Cayman Inc ADR	27,869	574	Jand Inc 0.00% (a),(d),(f),(g)	3,781	53
		$26,657
Trucking & Leasing - 0.03%			TOTAL CONVERTIBLE PREFERRED STOCKS		$8,989
GATX Corp	10,607	763	PREFERRED STOCKS - 0.24%	Shares Held	Value (000's)
			Automobile Manufacturers - 0.10%
Water - 0.02%			Porsche Automobil Holding SE 1.76%	23,938	1,763
Connecticut Water Service Inc	45	3	Volkswagen AG 3.96%	5,050	949
SJW Group	721	46			$2,712
Veolia Environnement SA	22,059	500	Banks - 0.03%
		$549	Banco ABC Brasil SA 0.00% (a)	22,300	98
TOTAL COMMON STOCKS		$1,021,423	Itau Unibanco Holding SA 0.18%	55,300	637
INVESTMENT COMPANIES - 18.39%	Shares Held	Value (000's)			$735
Exchange Traded Funds - 0.10%			Chemicals - 0.02%
Financial Select Sector SPDR Fund	30,168	820	FUCHS PETROLUB SE 0.91%	11,300	593
iShares MSCI EM Small Cap UCITS ETF	8,055	605
USD Dist			Electrical Components & Equipment - 0.00%
PowerShares QQQ Trust Series 1	7,273	1,237	Lithium Technology Corp 0.00% (a),(d),(f),(g)	59,552	18
TOPIX Exchange Traded Fund	11,545	192
		$2,854	Internet - 0.05%
Money Market Funds - 18.29%			General Assembly Space, Inc 0.00% (a),(d),(g)	2,184	147
Morgan Stanley Institutional Liquidity Funds -	31,563,721	31,563	Pinterest Inc 0.00% (a),(d),(f),(g)	87,425	604
Government Portfolio 1.69%(b),(h),(i)			Uber Technologies Inc 0.00% (a),(d),(f),(g)	15,196	608
Principal Government Money Market Fund	466,755,889	466,757	Veracode Inc 0.00% (a),(d),(f),(g)	6,031	24
1.64%(h),(j),(y)					$1,383
		$498,320	Private Equity - 0.01%
TOTAL INVESTMENT COMPANIES		$501,174	Forward Venture Services LLC 0.00%	54,650	272
			(a),(d),(f),(g)
CONVERTIBLE PREFERRED STOCKS -
0.33%	Shares Held	Value (000's)
Agriculture - 0.03%			Real Estate - 0.02%
Bunge Ltd 4.88% (k)	6,930	$736	WeWork Cos Inc Series D-1 0.00% (a),(d),(f),(g)	4,867	252
			WeWork Cos Inc Series D-2 0.00% (a),(d),(f),(g)	3,824	198
Computers - 0.01%					$450
NCR Corp 0.00% PIK 1.38%, (a),(k),(l)	291	352	Software - 0.00%
			Marklogic Corp 0.00% (a),(d),(f),(g)	14,832	148
Diversified Financial Services - 0.01%
2017 Mandatory Exchangeable Trust 5.19%,	2,150	254	Telecommunications - 0.01%
12/1/2020(c)			GCI Liberty Inc 0.00% (a),(k)	381	9
			Goodman Networks Inc 0.00% (a),(d),(f),(g)	169,992	213
Electric - 0.03%					$222
Black Hills Corp 7.75%, 11/1/2018	10,000	630	Trucking & Leasing - 0.00%
Sempra Energy 6.00%, 1/15/2021	2,225	221	AerGen Aviation Finance Ltd 0.00%	12,150	—
		$851	(a),(d),(f),(g)
Food - 0.00%
Post Holdings Inc 2.50% (k)	725	106	TOTAL PREFERRED STOCKS		$6,533
				Principal
			BONDS - 25.54%	Amount (000's)	Value (000's)
			Aerospace & Defense - 0.11%
			Embraer Netherlands Finance BV
			5.05%, 6/15/2025	$310	$310
			5.40%, 2/1/2027	280	287

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Aerospace & Defense (continued)			Automobile Asset Backed Securities (continued)
Embraer Overseas Ltd			Honda Auto Receivables 2016-4 Owner
5.70%, 9/16/2023(c)	$320	$333	Trust
Leonardo US Holdings Inc			1.21%, 12/18/2020	$1,145	$1,132
6.25%, 1/15/2040(c)	716	780	Honda Auto Receivables 2017-1 Owner
Triumph Group Inc			Trust
7.75%, 8/15/2025	1,260	1,270	1.72%, 7/21/2021	310	307
		$2,980	Honda Auto Receivables 2017-3 Owner
Airlines - 0.03%			Trust
Latam Airlines 2015-1 Pass Through Trust B			1.79%, 9/20/2021	380	374
4.50%, 8/15/2025	968	937	Honda Auto Receivables 2018-1 Owner
			Trust
Automobile Asset Backed Securities - 0.70%			2.64%, 2/15/2022	1,175	1,171
ACC Trust 2018-1			Motor 2017-1 PLC
3.70%, 12/21/2020(c)	180	180	2.49%, 9/25/2024(c)	715	716
AmeriCredit Automobile Receivables 2015-4			1 Month LIBOR + 0.53%
3.72%, 12/8/2021	189	191	Nissan Auto Receivables 2016-C Owner
AmeriCredit Automobile Receivables Trust			Trust
2016-2			1.18%, 1/15/2021	200	198
3.65%, 5/9/2022	80	81	Nissan Auto Receivables 2017-A Owner
CarMax Auto Owner Trust 2017-4			Trust
2.05%, 4/15/2021	805	805	1.74%, 8/16/2021	375	370
1 Month LIBOR + 0.13%			1.98%, 1/15/2020	123	124
CarMax Auto Owner Trust 2018-2			1 Month LIBOR + 0.06%
3.99%, 4/15/2025	320	321	Nissan Auto Receivables 2018-A Owner
Chesapeake Funding II LLC			Trust
3.57%, 4/15/2030(c),(d),(f)	175	175	2.65%, 5/16/2022	745	743
3.71%, 5/15/2029(c)	130	130	Prestige Auto Receivables Trust 2016-1
3.92%, 4/15/2030(c),(d),(f)	455	455	5.15%, 11/15/2021(c)	815	826
CIG AUTO RECEIVABLES TRUST 2017-1			Santander Drive Auto Receivables Trust 2018-
2.71%, 5/15/2023(c)	104	103	2
CPS Auto Receivables Trust 2016-B			3.88%, 2/15/2024	800	800
8.14%, 5/15/2023(c)	855	918	Tidewater Auto Receivables Trust 2018-A
CPS Auto Receivables Trust 2017-D			4.30%, 11/15/2024(c)	100	100
3.73%, 9/15/2023(c)	190	189	Toyota Auto Receivables 2016-C
CPS Auto Receivables Trust 2018-A			1.14%, 8/17/2020	136	135
3.05%, 12/15/2023(c)	105	104	Toyota Auto Receivables 2016-D Owner
Drive Auto Receivables Trust 2018-1			Trust
3.81%, 5/15/2024	685	685	2.05%, 5/15/2019	39	39
DT Auto Owner Trust 2014-3			1 Month LIBOR + 0.13%
4.47%, 11/15/2021(c)	131	132	Toyota Auto Receivables 2017-A Owner
DT Auto Owner Trust 2015-2			Trust
4.25%, 2/15/2022(c)	260	262	1.73%, 2/16/2021	460	456
DT Auto Owner Trust 2016-1			1.99%, 9/16/2019	224	224
4.66%, 12/15/2022(c)	1,335	1,354	1 Month LIBOR + 0.07%
DT Auto Owner Trust 2016-2			Toyota Auto Receivables 2017-C Owner
5.43%, 11/15/2022(c)	820	839	Trust
Fifth Third Auto Trust 2017-1			2.00%, 7/15/2020	1,142	1,142
2.07%, 4/15/2020	320	320	1 Month LIBOR + 0.08%
1 Month LIBOR + 0.15%			USAA Auto Owner Trust 2016-1
First Investors Auto Owner Trust 2014-1			1.20%, 6/15/2020	181	180
3.28%, 4/15/2021(c)	70	70	Veros Automobile Receivables Trust 2017-1
First Investors Auto Owner Trust 2014-2			2.84%, 4/17/2023(c)	205	204
3.47%, 2/15/2021(c)	120	120	Westlake Automobile Receivables Trust 2017-
First Investors Auto Owner Trust 2015-1			1
3.59%, 1/18/2022(c)	100	100	3.46%, 10/17/2022(c)	145	146
First Investors Auto Owner Trust 2015-2			Westlake Automobile Receivables Trust 2018-
4.22%, 12/15/2021(c)	565	568	1
First Investors Auto Owner Trust 2016-2			3.41%, 5/15/2023(c)	175	174
3.35%, 11/15/2022(c)	70	69			$18,955
Flagship Credit Auto Trust 2015-1			Automobile Floor Plan Asset Backed Securities - 0.03%
3.76%, 6/15/2021(c)	165	166	NextGear Floorplan Master Owner Trust
Ford Credit Auto Owner Trust 2015-B			2.60%, 10/17/2022(c)	190	191
1.16%, 11/15/2019	62	62	1 Month LIBOR + 0.68%
Ford Credit Auto Owner Trust 2016-C			2.77%, 4/18/2022(c)	715	719
2.06%, 9/15/2019	368	368	1 Month LIBOR + 0.85%
1 Month LIBOR + 0.14%					$910
Ford Credit Auto Owner Trust 2017-A			Automobile Manufacturers - 0.17%
2.04%, 12/15/2019	316	316	BMW US Capital LLC
1 Month LIBOR + 0.12%			2.53%, 9/13/2019(c)	1,205	1,209
Hertz Vehicle Financing II LP			3 Month LIBOR + 0.41%
3.29%, 10/25/2023(c)	315	311

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Automobile Manufacturers (continued)				Biotechnology (continued)
General Motors Financial Co Inc				Gilead Sciences Inc (continued)
3.27%, 4/13/2020		$1,500	$1,511	2.45%, 9/20/2019	$1,415	$1,417
3 Month LIBOR + 0.93%				3 Month LIBOR + 0.25%
Nissan Motor Acceptance Corp						$2,833
2.92%, 1/13/2020(c)		1,215	1,221	Chemicals - 0.97%
3 Month LIBOR + 0.58%				CNAC HK Finbridge Co Ltd
Toyota Motor Credit Corp				3.50%, 7/19/2022	7,375	7,150
2.80%, 10/18/2019		605	608	Equate Petrochemical BV
3 Month LIBOR + 0.44%				4.25%, 11/3/2026	7,790	7,484
			$4,549	Hexion Inc
Banks - 0.84%				6.63%, 4/15/2020	5,080	4,794
ABQ Finance Ltd				10.38%, 2/1/2022(c)	1,041	1,021
3.50%, 2/22/2022		8,875	8,476	10.00%, 4/15/2020	1,041	1,031
Banco Hipotecario SA				Mexichem SAB de CV
33.19%, 11/7/2022(c)	ARS	10,245	389	4.00%, 10/4/2027(c)	345	312
Argentina Deposit Rates Badlar + 4.00%				Momentive Performance Materials Inc
25.23%, 1/12/2020(c)		9,230	351	3.88%, 10/24/2021	659	695
Argentina Deposit Rates Badlar + 2.50%				Petkim Petrokimya Holding AS
Banco Macro SA				5.88%, 1/26/2023(c)	4,300	4,008
17.50%, 5/8/2022(c)		5,115	191			$26,495
Banco Supervielle SA				Commercial Mortgage Backed Securities - 1.41%
28.83%, 8/9/2020(c)		11,000	421	Banc of America Commercial Mortgage Trust
Argentina Deposit Rates Badlar + 4.50%				2007-4
Capital One NA				5.91%, 2/10/2051(c),(m)	1,740	1,767
3.47%, 8/17/2018		$550	551	BANK 2017-BNK9
3 Month LIBOR + 1.15%				3.37%, 11/15/2054(c)	1,221	769
Citibank NA				BXMT 2017-FL1 Ltd
2.71%, 2/12/2021		1,385	1,386	3.89%, 6/15/2035(c)	365	367
3 Month LIBOR + 0.35%				1 Month LIBOR + 1.95%
Financiera de Desarrollo Territorial SA				CCRESG Commercial Mortgage Trust 2016-
Findeter				HEAT
7.88%, 8/12/2024(c)	COP	3,380,000	1,203	5.49%, 4/10/2029(c),(m)	255	261
HSH N Funding I Via Banque de				CFCRE Commercial Mortgage Trust 2017-
Luxembourg				C8
1.99%, 12/31/2049(k)	EUR	3,630	1,549	4.95%, 6/15/2050(m)	710	719
Euribor 12 Month + 2.15%				Citigroup Commercial Mortgage Trust 2014-
JPMorgan Chase & Co				GC19
2.69%, 6/1/2021		$1,425	1,433	4.40%, 3/10/2047(c),(m)	1,795	1,363
3 Month LIBOR + 0.68%				4.90%, 3/10/2047(c),(m)	1,854	1,746
JPMorgan Chase Bank NA				Citigroup Commercial Mortgage Trust 2015-
2.60%, 2/13/2020		1,385	1,386	GC33
3 Month LIBOR + 0.25%				4.57%, 9/10/2058(c),(m)	1,354	1,051
2.86%, 9/23/2019		1,215	1,222	COMM 2014-CCRE15 Mortgage Trust
3 Month LIBOR + 0.59%				4.26%, 2/10/2047(c),(m)	775	634
RESPARCS Funding II LP				COMM 2014-CCRE20 Mortgage Trust
7.50%, 12/31/2049(k)	EUR	1,481	652	3.22%, 11/10/2047(c)	1,025	728
Sumitomo Mitsui Banking Corp				COMM 2015-CCRE25 Mortgage Trust
2.88%, 1/11/2019		$1,225	1,228	3.80%, 8/10/2048(m)	2,280	1,871
3 Month LIBOR + 0.54%				COMM 2015-CCRE27 Mortgage Trust
3.10%, 7/23/2018		600	601	3.25%, 10/10/2048(c)	2,800	1,980
3 Month LIBOR + 0.74%				COMM 2015-LC19 Mortgage Trust
Toronto-Dominion Bank/The				4.26%, 2/10/2048(c),(m)	433	308
2.78%, 1/18/2019		630	631	COMM 2015-LC21 Mortgage Trust
3 Month LIBOR + 0.42%				1.06%, 7/10/2048(c),(m),(n)	10,000	665
US Bank NA/Cincinnati OH				1.06%, 7/10/2048(c),(m),(n)	3,125	196
2.68%, 1/24/2020		1,255	1,259	3.25%, 7/10/2048(c)	1,300	877
3 Month LIBOR + 0.32%				COMM 2016-SAVA Mortgage Trust
			$22,929	4.93%, 10/15/2034(c)	370	370
Beverages - 0.18%				1 Month LIBOR + 3.00%
CEDC Finance Corp International Inc				Commercial Mortgage Pass Through
10.00%, 12/31/2022(c)		3,577	2,862	Certificates
PepsiCo Inc				3.25%, 2/10/2049(c)	850	596
2.40%, 5/2/2019		1,430	1,430	Commercial Mortgage Trust 2005-GG5
3 Month LIBOR + 0.04%				5.42%, 4/10/2037(m)	1,347	1,339
2.58%, 10/4/2019		610	612	CSMC 2014-USA OA LLC
3 Month LIBOR + 0.27%				4.37%, 9/15/2037(c)	825	738
			$4,904	Ginnie Mae
Biotechnology - 0.10%				0.60%, 1/16/2053(m),(n)	6,890	287
Gilead Sciences Inc				GS Mortgage Securities Trust 2007-GG10
2.42%, 3/20/2019		1,415	1,416	5.83%, 8/10/2045(m)	232	236
3 Month LIBOR + 0.22%				GS Mortgage Securities Trust 2014-GC20
				4.86%, 4/10/2047(c),(m)	1,085	893

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Services - 0.85%
GS Mortgage Securities Trust 2015-GC32				APX Group Inc
4.41%, 7/10/2048(c),(m)		$2,476	$1,692	7.63%, 9/1/2023		$1,300	$1,141
JP Morgan Chase Commercial Mortgage				Atento Luxco 1 SA
Securities Trust 2007-LDP10				6.13%, 8/10/2022		6,685	6,511
5.46%, 1/15/2049(m)		49	49	Cenveo Corp
JP Morgan Chase Commercial Mortgage				0.00%, 8/1/2019(a),(c)		8,934	3,350
Securities Trust 2013-C13				Corporate Risk Holdings LLC
3.99%, 1/15/2046(c),(m)		268	225	9.50%, 7/1/2019(c)		10,489	11,007
JP Morgan Chase Commercial Mortgage				Monitronics International Inc
Securities Trust 2015-SGP				9.13%, 4/1/2020		694	488
6.42%, 7/15/2036(c)		785	791	Sotheby's
1 Month LIBOR + 4.50%				4.88%, 12/15/2025(c)		808	780
JPMBB Commercial Mortgage Securities							$23,277
Trust 2013-C17				Computers - 0.26%
3.87%, 1/15/2047(c),(m)		750	559	Apple Inc
JPMBB Commercial Mortgage Securities				2.56%, 2/7/2020		720	722
Trust 2014-C26				3 Month LIBOR + 0.20%
4.00%, 1/15/2048(c)		1,300	967	IBM Credit LLC
JPMBB Commercial Mortgage Securities				2.52%, 2/5/2021		1,370	1,373
Trust 2016-C1				3 Month LIBOR + 0.16%
4.74%, 3/15/2049(c),(m)		1,806	1,422	International Business Machines Corp
Morgan Stanley Bank of America Merrill				2.60%, 1/27/2020		1,255	1,260
Lynch Trust 2014 C19				3 Month LIBOR + 0.23%
3.25%, 12/15/2047(c)		1,140	762	West Corp
Morgan Stanley Bank of America Merrill				8.50%, 10/15/2025(c)		4,000	3,708
Lynch Trust 2015-C25							$7,063
4.53%, 10/15/2048(c),(m)		285	218	Credit Card Asset Backed Securities - 0.48%
Morgan Stanley Bank of America Merrill				American Express Credit Account Master
Lynch Trust 2017-C34				Trust
0.89%, 11/15/2052(c),(m),(n)		3,150	216	2.04%, 5/15/2023		1,260	1,237
Morgan Stanley Capital I Trust 2011-C2				American Express Issuance Trust II
5.48%, 6/15/2044(c),(m)		475	468	2.35%, 8/15/2019		570	571
Motel 6 Trust 2017-M6MZ				1 Month LIBOR + 0.43%
8.85%, 8/15/2019(c)		1,379	1,393	BA Credit Card Trust
1 Month LIBOR + 6.93%				1.95%, 8/15/2022		1,030	1,014
SCG Trust 2013-SRP1				2.70%, 7/17/2023		1,365	1,357
4.67%, 11/15/2026(c)		365	363	Capital One Multi-Asset Execution Trust
1 Month LIBOR + 2.50%				2.00%, 1/17/2023		620	612
5.42%, 11/15/2026(c)		400	397	Chase Issuance Trust
1 Month LIBOR + 3.25%				2.22%, 1/18/2022		1,260	1,263
5.51%, 11/15/2026(c)		850	838	1 Month LIBOR + 0.30%
1 Month LIBOR + 3.34%				Citibank Credit Card Issuance Trust
SG Commercial Mortgage Securities Trust				1.75%, 11/19/2021		1,210	1,193
2016	-C5			1.92%, 4/7/2022		1,330	1,309
2.54%, 10/10/2048(c)		2,100	1,051	2.14%, 4/7/2022		1,330	1,331
Tharaldson Hotel Portfolio Trust 2018-THPT				1 Month LIBOR + 0.22%
3.93%, 11/11/2034(c)		977	982	2.19%, 1/19/2021		1,260	1,261
1 Month LIBOR + 2.00%				1 Month LIBOR + 0.25%
Wachovia Bank Commercial Mortgage Trust				2.49%, 1/20/2023		1,370	1,356
Series 2006-C25				Tidewater Sales Finance Master Trust Series
5.19%, 5/15/2043(c),(m)		799	742	2017	-A
Wells Fargo Commercial Mortgage Trust				4.55%, 4/15/2021(c)		435	435
2015-L	C20						$12,939
2.63%, 4/15/2050(c)		988	497	Distribution & Wholesale - 0.04%
Wells Fargo Commercial Mortgage Trust				H&E Equipment Services Inc
2015-NX	S1			5.63%, 9/1/2025		1,000	987
2.88%, 5/15/2048(c),(m)		1,485	1,009	KAR Auction Services Inc
Wells Fargo Commercial Mortgage Trust				5.13%, 6/1/2025(c)		221	210
2016-NX	S6						$1,197
2.00%, 11/15/2049(c),(m),(n)		7,575	1,008
2.31%, 11/15/2049(c),(m)		2,570	1,419	Diversified Financial Services - 0.56%
				Ally Financial Inc
WFRBS Commercial Mortgage Trust 2011-				4.75%, 9/10/2018		1,300	1,304
C4				American Express Credit Corp
5.23%, 6/15/2044(c),(m)		845	822
				3.14%, 11/5/2018		605	607
WFRBS Commercial Mortgage Trust 2012-				3 Month LIBOR + 0.78%
C6				ASP AMC Merger Sub Inc
5.58%, 4/15/2045(c),(m)		500	511	8.00%, 5/15/2025(c)		4,367	3,749
WFRBS Commercial Mortgage Trust 2012-				Ocwen Loan Servicing LLC
C7				8.38%, 11/15/2022(c)		1,986	2,070
4.82%, 6/15/2045(c),(m)		225	184
				Unifin Financiera SAB de CV SOFOM ENR
			$38,346	7.25%, 9/27/2023		6,115	5,993

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)				Healthcare - Services (continued)
USAA Capital Corp				Polaris Intermediate Corp
2.59%, 2/1/2019(c)		$1,430	$1,432	8.50%, PIK 9.25%, 12/1/2022(c),(l),(m)		$560	$579
3 Month LIBOR + 0.23%							$3,519
			$15,155	Insurance - 0.19%
Electric - 0.53%				Acrisure LLC / Acrisure Finance Inc
Empresas Publicas de Medellin ESP				7.00%, 11/15/2025(c)		2,000	1,865
8.38%, 11/8/2027(c)	COP	2,150,000	761	Berkshire Hathaway Finance Corp
Enel SpA				2.66%, 1/10/2020		1,225	1,230
8.75%, 9/24/2073(c),(o)		$1,700	1,921	3 Month LIBOR + 0.32%
USSW5 Index Spread + 5.88%				HUB International Ltd
GenOn Energy Inc				7.00%, 5/1/2026(c)		1,000	1,001
0.00%, 10/15/2018(a)		6,240	5,600	Metropolitan Life Global Funding I
0.00%, 10/15/2020(a)		6,150	5,535	2.45%, 9/14/2018(c)		1,205	1,206
Infraestructura Energetica Nova SAB de CV				3 Month LIBOR + 0.34%
3.75%, 1/14/2028(c)		430	394				$5,302
4.88%, 1/14/2048(c)		270	237	Internet - 0.16%
			$14,448	Netflix Inc
Electronics - 0.08%				4.38%, 11/15/2026		4,524	4,253
TTM Technologies Inc
5.63%, 10/1/2025(c)		2,182	2,133	Investment Companies - 0.09%
				Compass Group Diversified Holdings LLC
Engineering & Construction - 0.16%				8.00%, 5/1/2026(c)		2,500	2,437
ABG Orphan Holdco Sarl
14.00%, PIK 9.00%, 2/28/2021(l),(m)		1,076	1,145	Iron & Steel - 0.06%
AECOM				Gerdau Trade Inc
5.13%, 3/15/2027		1,240	1,150	4.88%, 10/24/2027(c)		1,320	1,256
StandardAero Aviation Holdings Inc				Vale Overseas Ltd
10.00%, 7/15/2023(c)		2,000	2,160	6.25%, 8/10/2026		460	499
			$4,455				$1,755
Entertainment - 0.08%				Leisure Products & Services - 0.40%
Eldorado Resorts Inc				Constellation Merger Sub Inc
6.00%, 4/1/2025		2,298	2,286	8.50%, 9/15/2025(c)		4,365	4,207
				LTF Merger Sub Inc
Environmental Control - 0.11%				8.50%, 6/15/2023(c)		2,538	2,639
Waste Pro USA Inc				Silversea Cruise Finance Ltd
5.50%, 2/15/2026(c)		3,046	2,939	7.25%, 2/1/2025(c)		1,960	2,043
				Viking Cruises Ltd
Food - 0.46%				5.88%, 9/15/2027(c)		1,805	1,688
BRF GmbH				VOC Escrow Ltd
4.35%, 9/29/2026(c)		840	701	5.00%, 2/15/2028(c)		366	345
BRF SA							$10,922
4.75%, 5/22/2024(c)		625	552	Lodging - 0.25%
ESAL GmbH				Diamond Resorts International Inc
6.25%, 2/5/2023		5,875	5,603	7.75%, 9/1/2023(c)		2,778	2,973
Grupo Bimbo SAB de CV				10.75%, 9/1/2024(c)		2,074	2,276
4.70%, 11/10/2047(c)		1,430	1,299	Hilton Domestic Operating Co Inc
JBS USA LUX SA / JBS USA Finance Inc				5.13%, 5/1/2026(c)		1,643	1,600
5.75%, 6/15/2025(c)		540	502				$6,849
7.25%, 6/1/2021(c)		625	632	Machinery - Construction & Mining - 0.05%
MARB BondCo PLC				Caterpillar Financial Services Corp
6.88%, 1/19/2025(c)		735	678	2.85%, 1/10/2020		1,225	1,232
Nova Austral SA				3 Month LIBOR + 0.51%
8.25%, 5/26/2021(c)		2,550	2,477
			$12,444	Machinery - Diversified - 0.16%
Forest Products & Paper - 0.06%				Cloud Crane LLC
Celulosa Arauco y Constitucion SA				10.13%, 8/1/2024(c)		4,075	4,442
5.50%, 11/2/2047(c)		525	514
Fibria Overseas Finance Ltd				Media - 0.34%
4.00%, 1/14/2025		605	565	Altice Financing SA
Suzano Austria GmbH				7.50%, 5/15/2026(c)		3,725	3,562
5.75%, 7/14/2026(c)		480	487	7.50%, 5/15/2026		1,300	1,243
			$1,566	AMC Networks Inc
Hand & Machine Tools - 0.08%				4.75%, 8/1/2025		1,111	1,042
Apex Tool Group LLC / BC Mountain				CBS Radio Inc
Finance Inc				7.25%, 11/1/2024(c)		430	413
9.00%, 2/15/2023(c)		2,114	2,051	Clear Channel Worldwide Holdings Inc
				7.63%, 3/15/2020		1,145	1,145
Healthcare - Services - 0.13%				Grupo Televisa SAB
CHS/Community Health Systems Inc				7.25%, 5/14/2043	MXN	4,370	156
6.25%, 3/31/2023		2,090	1,949
Hadrian Merger Sub Inc
8.50%, 5/1/2026(c)		1,000	991

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Mortgage Backed Securities (continued)
NBCUniversal Enterprise Inc			CSFB Mortgage-Backed Pass-Through
5.25%, 12/19/2049(c),(k)	$1,205	1,229	Certificates Series 2003-27
Telenet Finance Luxembourg Notes Sarl			5.75%, 11/25/2033		$46	$48
5.50%, 3/1/2028(c)	600	582	CSMC 2018-RPL2 Trust
		$9,372	4.03%, 8/25/2062(c),(m)		682	682
Metal Fabrication & Hardware - 0.03%			Deutsche Mortgage Securities Inc Mortgage
Zekelman Industries Inc			Loan Trust 2004-4
9.88%, 6/15/2023(c)	655	719	2.31%, 6/25/2034		162	157
			1 Month LIBOR + 0.35%
Mining - 0.02%			DSLA Mortgage Loan Trust 2005-AR5
Corp Nacional del Cobre de Chile			2.28%, 9/19/2045		172	140
3.88%, 11/3/2021	600	606	1 Month LIBOR + 0.33%
			Dukinfield 2 Plc
Miscellaneous Manufacturers - 0.14%			1.87%, 12/20/2052	GBP	361	486
FXI Holdings Inc			LIBOR GBP 3M + 1.25%
7.88%, 11/1/2024(c)	1,391	1,377	Eurosail-UK 2007-2np PLC
Working Capital Solutions Funding LCC			0.75%, 3/13/2045		132	173
8.68%, 8/30/2018(d),(f)	2,400	2,400	LIBOR GBP 3M + 0.15%
		$3,777	Fannie Mae Connecticut Avenue Securities
Mortgage Backed Securities - 1.30%			4.16%, 1/25/2030		$40	41
Adjustable Rate Mortgage Trust 2004-4			1 Month LIBOR + 2.20%
3.67%, 3/25/2035(m)	76	75	4.16%, 8/25/2030		194	195
Adjustable Rate Mortgage Trust 2005-1			1 Month LIBOR + 2.20%
3.43%, 5/25/2035(m)	233	236	5.51%, 7/25/2030		3,656	3,640
Alternative Loan Trust 2003-22CB			1 Month LIBOR + 3.55%
5.75%, 12/25/2033	139	143	6.81%, 10/25/2029		220	243
Alternative Loan Trust 2004-14T2			1 Month LIBOR + 4.85%
5.50%, 8/25/2034	73	76	7.71%, 7/25/2029		2,625	3,127
Alternative Loan Trust 2004-16CB			1 Month LIBOR + 5.75%
5.50%, 7/25/2034	107	109	Fannie Mae REMICS
5.50%, 8/25/2034	120	123	4.14%, 5/25/2047(n)		2,411	470
Alternative Loan Trust 2004-28CB			(1.00) x 1 Month LIBOR + 6.10%
5.75%, 1/25/2035	56	56	4.24%, 12/25/2045(n)		1,505	294
Alternative Loan Trust 2004-J10			(1.00) x 1 Month LIBOR + 6.20%
6.00%, 9/25/2034	225	232	Freddie Mac Structured Agency Credit Risk
Alternative Loan Trust 2004-J3			Debt Notes
5.50%, 4/25/2034	75	76	3.61%, 4/25/2024		251	254
Alternative Loan Trust 2005-J1			1 Month LIBOR + 1.65%
5.50%, 2/25/2025	126	127	3.81%, 10/25/2027		550	561
Banc of America Alternative Loan Trust 2003-			1 Month LIBOR + 1.85%
8			4.16%, 2/25/2024		384	395
5.50%, 10/25/2033	96	98	1 Month LIBOR + 2.20%
Banc of America Funding 2004-B Trust			6.41%, 3/25/2030		400	430
3.46%, 11/20/2034(m)	170	169	1 Month LIBOR + 4.45%
Banc of America Funding 2005-5 Trust			6.91%, 7/25/2029		1,619	1,834
5.50%, 9/25/2035	53	55	1 Month LIBOR + 4.95%
Banc of America Funding 2005-7 Trust			10.76%, 3/25/2028		6,978	8,469
5.75%, 11/25/2035	101	106	1 Month LIBOR + 8.80%
Banc of America Funding 2007-4 Trust			GMACM Mortgage Loan Trust 2005-AR1
5.50%, 11/25/2034	139	139	3.99%, 3/18/2035(m)		329	332
Banc of America Mortgage 2005-A Trust			GMACM Mortgage Loan Trust 2005-AR4
3.71%, 2/25/2035(m)	41	41	3.92%, 7/19/2035(m)		69	66
Banc of America Mortgage 2005-I Trust			GSR Mortgage Loan Trust 2005-4F
3.37%, 10/25/2035(m)	333	326	6.50%, 2/25/2035		49	49
BCAP LLC Trust 2007-AA2			HarborView Mortgage Loan Trust 2003-2
6.00%, 3/25/2022	173	173	2.69%, 10/19/2033		603	587
CHL Mortgage Pass-Through Trust 2004-12			1 Month LIBOR + 0.74%
3.75%, 8/25/2034(m)	88	87	IndyMac INDX Mortgage Loan Trust 2004-
CHL Mortgage Pass-Through Trust 2004-			AR12
HYB4			2.74%, 12/25/2034		583	531
3.56%, 9/20/2034(m)	43	42	1 Month LIBOR + 0.78%
CHL Mortgage Pass-Through Trust 2004-			IndyMac INDX Mortgage Loan Trust 2004-
HYB8			AR6
3.16%, 1/20/2035(m)	89	89	3.89%, 10/25/2034(m)		704	719
Citigroup Mortgage Loan Trust 2005-3			IndyMac INDX Mortgage Loan Trust 2004-
3.56%, 8/25/2035(m)	546	546	AR7
Civic Mortgage LLC 2018-1			3.18%, 9/25/2034		163	149
4.86%, 6/25/2022(c),(d),(m)	1,080	1,080	1 Month LIBOR + 1.22%
Credit Suisse First Boston Mortgage Securities			IndyMac INDX Mortgage Loan Trust 2005-
Corp			AR11
3.61%, 11/25/2033(m)	76	76	3.48%, 8/25/2035(m)		698	631
3.66%, 12/25/2033(m)	52	53

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
IndyMac INDX Mortgage Loan Trust 2005-					Wells Fargo Mortgage Backed Securities
AR16	IP				2004-I Trust
2.60%, 7/25/2045			$188	$181	4.03%, 7/25/2034(m)		$341	$347
1 Month LIBOR + 0.64%					Wells Fargo Mortgage Backed Securities
JP Morgan Mortgage Trust 2005-A2					2004-O Trust
3.70%, 4/25/2035(m)			143	143	3.56%, 8/25/2034(m)		81	83
JP Morgan Mortgage Trust 2006-A1					Wells Fargo Mortgage Backed Securities
3.64%, 2/25/2036(m)			209	191	2005-11 Trust
Lehman XS Trust Series 2005-7N					5.50%, 11/25/2035		19	20
2.24%, 12/25/2035			68	58	Wells Fargo Mortgage Backed Securities
1 Month LIBOR + 0.28%					2005-16 Trust
Lehman XS Trust Series 2006-2N					6.00%, 1/25/2036		100	101
2.22%, 2/25/2046			134	118	Wells Fargo Mortgage Backed Securities
1 Month LIBOR + 0.26%					2005-AR10 Trust
Ludgate Funding PLC					3.82%, 5/1/2035(m)		57	59
0.00%, 1/1/2061(a)		EUR	102	115	Wells Fargo Mortgage Backed Securities
Euribor 3 Month + 0.16%					2005-AR12 Trust
1.32%, 1/1/2061		GBP	399	525	3.86%, 6/25/2035(m)		107	109
LIBOR GBP 3M + 0.60%								$35,492
MASTR Adjustable Rate Mortgages Trust					Oil & Gas - 0.76%
2004-7					Bellatrix Exploration Ltd
3.39%, 7/25/2034(m)			$197	193	8.50%, 5/15/2020(c)		1,040	816
MASTR Adjustable Rate Mortgages Trust					California Resources Corp
2005-2					8.00%, 12/15/2022(c)		585	516
3.38%, 3/25/2035(m)			553	518	Cobalt International Energy Inc
MASTR Adjustable Rate Mortgages Trust					0.00%, 12/1/2023(a)		4,635	2,457
2006-2					Cosan Luxembourg SA
3.94%, 4/25/2036(m)			106	105	7.00%, 1/20/2027(c)		390	390
MASTR Alternative Loan Trust 2003-9					Denbury Resources Inc
5.25%, 11/25/2033			54	55	9.00%, 5/15/2021(c)		653	694
MASTR Alternative Loan Trust 2004-5					9.25%, 3/31/2022(c)		1,727	1,835
5.50%, 6/25/2034			62	63	Geopark Ltd
6.00%, 6/25/2034			72	74	6.50%, 9/21/2024(c)		220	213
MASTR Alternative Loan Trust 2004-8					Gran Tierra Energy International Holdings
6.00%, 9/25/2034			356	378	Ltd
Merrill Lynch Mortgage Investors Trust Series					6.25%, 2/15/2025(c)		600	564
MLCC 2006-2					Gulfport Energy Corp
3.63%, 5/25/2036(m)			35	35	6.38%, 5/15/2025		705	677
Newgate Funding PLC					Hunt Oil Co of Peru LLC Sucursal Del Peru
0.27%, 12/15/2050		EUR	144	167	6.38%, 6/1/2028(c),(p)		275	275
Euribor 3 Month + 0.60%					Jagged Peak Energy LLC
RALI Series 2006-QO4 Trust					5.88%, 5/1/2026(c)		415	410
2.15%, 4/25/2046			$200	189	Jones Energy Holdings LLC / Jones Energy
1 Month LIBOR + 0.19%					Finance Corp
Residential Asset Securitization Trust 2003-					9.25%, 3/15/2023(c)		629	615
A9					KazMunayGas National Co JSC
4.00%, 8/25/2033			389	389	4.75%, 4/24/2025(c)		3,300	3,312
Residential Asset Securitization Trust 2005-					MEG Energy Corp
A8	CB				6.38%, 1/30/2023(c)		295	266
5.38%, 7/25/2035			287	254	7.00%, 3/31/2024(c)		285	257
RFMSI Series 2006-S1 Trust					Midstates Petroleum Co Inc
5.75%, 1/25/2036			93	91	0.00%, 6/1/2020(a),(d),(f)		1,471	—
RFMSI Series 2006-SA2 Trust					Odebrecht Drilling Norbe VIII/IX Ltd
4.76%, 8/25/2036(m)			449	418	6.35%, 12/1/2021		1,574	1,531
RMAC Securities No 1 PLC					OGX Austria GmbH
0.00%, 6/12/2044(a)		EUR	94	108	0.00%, 6/1/2019(a),(c)		600	—
Euribor 3 Month + 0.15%					0.00%, 4/1/2022(a),(c)		1,100	—
Structured Adjustable Rate Mortgage Loan					Petrobras Global Finance BV
Trust					5.30%, 1/27/2025(c)		589	553
2.27%, 7/25/2035			$728	579	5.63%, 5/20/2043		645	539
1 Month LIBOR + 0.31%					6.00%, 1/27/2028(c)		2,125	1,968
3.76%, 9/25/2034(m)			205	207	7.25%, 3/17/2044		245	230
Structured Asset Securities Corp Trust 2005-					Petroleos Mexicanos
1					7.65%, 11/24/2021(c)	MXN	6,500	313
5.50%, 2/25/2035			122	124	SRC Energy Inc
Towd Point Mortgage Funding 2016-Granite1					6.25%, 12/1/2025(c)		$665	670
PLC					Vine Oil & Gas LP / Vine Oil & Gas Finance
2.15%, 7/20/2046		GBP	200	268	Corp
LIBOR GBP 3M + 1.40%					8.75%, 4/15/2023(c)		715	661
Wells Fargo Mortgage Backed Securities					YPF SA
2003-M Trust					6.95%, 7/21/2027(c)		860	797
3.73%, 12/25/2033(m)			$186	191

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)				Other Asset Backed Securities (continued)
YPF SA (continued)				Blackbird Capital Aircraft Lease Securitization
19.36%, 7/7/2020(c)		$410	$231	Ltd 2016-1
Argentina Deposit Rates Badlar + 4.00%				4.21%, 12/16/2041(c),(m)	$234	$237
			$20,790	5.68%, 12/16/2041(c),(m)	646	661
Oil & Gas Services - 0.12%				BlueMountain CLO 2013-4 Ltd
McDermott Technology Americas Inc /				8.00%, 4/15/2025(c)	3,000	2,950
McDermott Technology US Inc				3 Month LIBOR + 5.65%
10.63%, 5/1/2024(c)		3,000	3,135	Bowman Park CLO Ltd
				7.73%, 11/23/2025(c)	1,000	998
Other Asset Backed Securities - 1.95%				3 Month LIBOR + 5.40%
AASET 2017-1 Trust				CAM Mortgage Trust
3.97%, 5/16/2042(c)		229	230	5.00%, 1/15/2056(c),(m)	239	239
AASET 2018-1 US Ltd				CCG Receivables Trust 2018-1
5.44%, 1/16/2038(c)		242	241	3.42%, 6/16/2025(c)	100	99
AIM Aviation Finance Ltd				CLI Funding V LLC
5.07%, 2/15/2040(c),(m)		1,059	1,051	3.38%, 10/18/2029(c)	438	433
AJAX Mortgage Loan Trust				CLUB Credit Trust 2017-P1
3.47%, 4/25/2057(c),(m)		89	89	2.42%, 9/15/2023(c)	181	180
Ajax Mortgage Loan Trust 2016-B				Coinstar Funding LLC Series 2017-1
4.00%, 9/25/2065(c),(m)		421	422	5.22%, 4/25/2047(c)	718	735
Ajax Mortgage Loan Trust 2016-C				Colony American Finance 2015-1 Ltd
4.00%, 10/25/2057(c),(m)		244	245	5.65%, 10/15/2047(c)	550	563
Ajax Mortgage Loan Trust 2017-B				Colony American Finance 2016-1 Ltd
3.16%, 9/25/2056(c),(m)		369	363	4.64%, 6/15/2048(c),(m)	260	263
ALM VII R Ltd				Colony American Homes 2015-1
9.49%, 10/15/2028(c)		2,000	2,047	4.08%, 7/17/2032(c)	730	730
3 Month LIBOR + 7.14%				1 Month LIBOR + 2.15%
American Homes 4 Rent 2014-SFR2 Trust				4.93%, 7/17/2032(c)	170	170
5.15%, 10/17/2036(c)		280	296	1 Month LIBOR + 3.00%
6.23%, 10/17/2036(c)		695	771	5.58%, 7/17/2032(c)	685	687
American Homes 4 Rent 2014-SFR3 Trust				1 Month LIBOR + 3.65%
6.42%, 12/17/2036(c)		900	1,009	Colony Starwood Homes 2016-2 Trust
American Homes 4 Rent 2015-SFR1				5.27%, 12/17/2033(c)	315	320
5.64%, 4/17/2052(c)		1,045	1,120	1 Month LIBOR + 3.35%
AMMC CLO 18 Ltd				Diamond Resorts Owner Trust
8.99%, 5/26/2028(c)		1,750	1,750	6.07%, 10/22/2029(c)	184	181
3 Month LIBOR + 6.67%				Driven Brands Funding LLC
Apidos CLO XXII				4.74%, 4/20/2048(c)	170	172
8.36%, 10/20/2027(c)		750	751	Five Guys Funding LLC
3 Month LIBOR + 6.00%				4.60%, 7/25/2047(c)	219	221
Ascentium Equipment Receivables 2017-2				GCA2014 Holdings Ltd - Class C
Trust				6.00%, 1/5/2030(c),(d),(f)	644	477
2.87%, 8/10/2022(c)		80	79	GCA2014 Holdings Ltd - Class D
Avery Point VII CLO Ltd				7.50%, 1/5/2030(c),(d),(f)	259	103
8.95%, 1/15/2028(c)		1,400	1,415	GCA2014 Holdings Ltd - Class E
3 Month LIBOR + 6.60%				0.00%, 1/5/2030(a),(c),(d),(f)	1,030	—
Bayview Opportunity Master Fund IIIa Trust				GCAT 2017-2 LLC
2017	-RN7			3.50%, 4/25/2047(c),(m)	279	277
3.10%, 9/28/2032(c),(m)		140	140	GCAT 2017-3 LLC
Bayview Opportunity Master Fund IIIa Trust				3.35%, 4/25/2047(c),(m)	116	116
2017	-RN8			GCAT 2017-4 LLC
3.35%, 11/28/2032(c),(m)		366	365	3.23%, 5/25/2022(c),(m)	40	39
Bayview Opportunity Master Fund IIIb Trust				GCAT 2017-5 LLC
2017	-RN3			3.23%, 7/25/2047(c),(m)	98	97
3.23%, 5/28/2032(c),(m)		20	20	GCAT 2018-1 LLC
Bayview Opportunity Master Fund IV Trust				3.84%, 6/25/2048(c),(m),(p)	275	275
2018	-RN2			Global Container Assets Ltd
3.60%, 2/25/2033(c),(m)		331	330	4.50%, 2/5/2030(c)	328	312
Bayview Opportunity Master Fund IVa Trust				Harbour Aircraft Investments Ltd
2018	-RN1			8.00%, 11/15/2037(d),(f)	1,332	1,330
3.28%, 1/28/2033(c),(m)		520	517	Home Partners of America 2016-2 Trust
Bayview Opportunity Master Fund IVa Trust				5.72%, 10/17/2033(c)	245	248
2018	-RN3			1 Month LIBOR + 3.78%
3.67%, 3/28/2033(c),(m)		140	140	6.64%, 10/17/2033(c)	415	423
Bayview Opportunity Master Fund IVb Trust				1 Month LIBOR + 4.70%
2017-NP	L2			Invitation Homes 2015-SFR3 Trust
2.98%, 10/28/2032(c),(m)		260	259	5.67%, 8/17/2032(c)	430	432
Bayview Opportunity Master Fund Trust IIb				1 Month LIBOR + 3.75%
2018	-RN5			Invitation Homes 2018-SFR1 Trust
3.82%, 4/28/2033(c),(d),(f),(m)		355	355	3.92%, 3/17/2037(c)	105	106
BCC Funding XIV LLC				1 Month LIBOR + 2.00%
6.00%, 4/21/2025(c)		250	249

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities (continued)				Other Asset Backed Securities (continued)
Invitation Homes 2018-SFR2 Trust				Verizon Owner Trust 2018-1
3.90%, 6/17/2037(c)		$655	$659	2.21%, 9/20/2022(c)		$520	$520
1 Month LIBOR + 2.00%				1 Month LIBOR + 0.26%
Kabbage Asset Securitization LLC				VOLT LIV LLC
8.00%, 3/15/2022(c)		653	681	3.50%, 2/25/2047(c),(m)		54	54
Magnetite IX Ltd				5.87%, 2/25/2047(c),(m)		545	544
8.11%, 7/25/2026(c)		1,750	1,738	VOLT LV LLC
3 Month LIBOR + 5.75%				3.50%, 3/25/2047(c),(m)		432	431
NYMT Residential 2016-RP1				VOLT LVI LLC
4.00%, 3/25/2021(c),(m)		67	67	3.50%, 3/25/2047(c),(m)		449	449
Oak Hill Advisors Residential Loan Trust				5.88%, 3/25/2047(c),(m)		650	650
2017-NP	L2			VOLT LVII LLC
3.00%, 7/25/2057(c),(m)		496	491	3.38%, 4/25/2047(c),(m)		89	88
4.88%, 7/25/2057(c),(m)		345	343	VOLT LXI LLC
Oak Hill Advisors Residential Loan Trust				3.13%, 6/25/2047(c),(m)		245	244
2017-NPLA				VOLT LXIII LLC
3.00%, 6/25/2057(c),(m)		217	215	3.00%, 10/25/2047(c),(m)		218	216
OneMain Financial Issuance Trust 2014-2				VOLT XL LLC
5.31%, 9/18/2024(c)		1,210	1,222	4.88%, 11/27/2045(c),(m)		215	215
OneMain Financial Issuance Trust 2015-1				WAVE 2017-1 Trust
3.19%, 3/18/2026(c)		142	142	5.68%, 11/15/2042(c)		293	300
OneMain Financial Issuance Trust 2015-2							$52,991
5.64%, 7/18/2025(c)		625	633	Packaging & Containers - 0.09%
OneMain Financial Issuance Trust 2015-3				BWAY Holding Co
4.16%, 11/20/2028(c)		790	801	5.50%, 4/15/2024(c)		2,416	2,386
OneMain Financial Issuance Trust 2016-2
5.94%, 3/20/2028(c)		1,295	1,309	Pharmaceuticals - 0.24%
OSAT 2016-NPL1 Trust				CVS Health Corp
3.75%, 7/25/2056(c),(m)		117	117	2.69%, 3/9/2020		1,385	1,391
PRPM 2017-2 LLC				3 Month LIBOR + 0.63%
3.47%, 9/25/2022(c),(m)		846	842	2.78%, 3/9/2021		1,385	1,394
5.00%, 9/25/2022(c),(m)		270	268	3 Month LIBOR + 0.72%
PRPM 2017-3 LLC				Endo Dac / Endo Finance LLC / Endo Finco
3.47%, 11/25/2022(c),(m)		317	316	Inc
5.00%, 11/25/2022(c),(m)		105	105	6.00%, 2/1/2025(c)		2,920	2,073
PRPM 2018-1 LLC				Inretail Pharma SA
5.00%, 4/25/2023(c),(m)		200	197	5.38%, 5/2/2023(c)		605	610
RCO Mortgage LLC 2017-1				Teva Pharmaceutical Finance Co BV
3.38%, 8/25/2022(c),(m)		782	779	2.95%, 12/18/2022		1,030	926
Rise Ltd				Teva Pharmaceutical Finance Netherlands III
4.75%, 2/15/2039(m)		280	275	BV
SCF Equipment Leasing 2018-1 LLC				2.80%, 7/21/2023		290	249
4.21%, 4/20/2027(c)		795	795				$6,643
Shenton Aircraft Investment I Ltd				Pipelines - 0.37%
4.75%, 10/15/2042(c)		936	955	NGPL PipeCo LLC
Sierra Timeshare 2013-3 Receivables Funding				7.77%, 12/15/2037(c)		265	311
LLC				Southern Gas Corridor CJSC
2.20%, 10/20/2030(c)		97	97	6.88%, 3/24/2026		8,672	9,409
S-Jets 2017-1 Ltd				Transportadora de Gas del Sur SA
3.97%, 8/15/2042(c)		404	404	6.75%, 5/2/2025(c)		480	461
Sofi Consumer Loan Program 2018-2 Trust							$10,181
3.35%, 4/26/2027(c)		360	362
				Real Estate - 0.03%
Sound Point Clo XV Ltd				Hunt Cos Inc
8.32%, 1/23/2029(c)		1,500	1,501	6.25%, 2/15/2026(c)		735	692
3 Month LIBOR + 5.96%
SpringCastle America Funding LLC				Regional Authority - 0.15%
3.05%, 4/25/2029(c)		174	173
				Provincia de Buenos Aires/Argentina
Sprite 2017-1 Ltd				5.75%, 6/15/2019(c)		735	730
5.75%, 12/15/2037(c)		725	723	6.50%, 2/15/2023(c)		545	523
Stanwich Mortgage Loan Trust Series 2018-				7.88%, 6/15/2027(c)		450	427
NPB1				33.02%, 5/31/2022	ARS	51,665	1,942
4.02%, 5/16/2023(c),(m)		685	685	Argentina Deposit Rates Badlar + 3.83%

TAL Advantage V LLC				26.63%, 4/12/2025		11,045	404
3.55%, 11/20/2038(c)		289	287	Argentina Deposit Rates Badlar + 3.75%

THL Credit Wind River 2014-3 CLO Ltd							$4,026
7.96%, 1/22/2027(c)		3,000	2,997
				REITs - 0.04%
3 Month LIBOR + 5.60%				VICI Properties 1 LLC / VICI FC Inc
Thunderbolt Aircraft Lease Ltd				8.00%, 10/15/2023		$864	959
5.75%, 5/17/2032(c),(m)		232	238
Verizon Owner Trust 2017-3
2.22%, 4/20/2022(c)		535	535
1 Month LIBOR + 0.27%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Retail - 0.16%				Sovereign (continued)
Alimentation Couche-Tard Inc				Saudi Government International Bond
2.59%, 12/13/2019(c)		$690	$691	4.63%, 10/4/2047	$10,000	$9,226
3 Month LIBOR + 0.50%				Serbia International Bond
JC Penney Corp Inc				4.88%, 2/25/2020	6,887	6,970
8.63%, 3/15/2025(c)		103	85	5.88%, 12/3/2018(c)	1,063	1,075
PF Chang's China Bistro Inc				5.88%, 12/3/2018	11,400	11,531
10.25%, 6/30/2020(c)		1,900	1,601	Sri Lanka Government International Bond
Staples Inc				5.88%, 7/25/2022	2,745	2,730
8.50%, 9/15/2025(c)		2,270	2,105	6.20%, 5/11/2027	4,525	4,311
			$4,482	6.25%, 7/27/2021	2,400	2,435
Savings & Loans - 0.03%				Turkey Government International Bond
Flagstar Bancorp Inc				5.75%, 5/11/2047	6,625	5,497
6.13%, 7/15/2021		717	757	7.50%, 11/7/2019	1,334	1,380
				Ukraine Government International Bond
Software - 0.01%				0.00%, 5/31/2040(a),(m)	2,000	1,404
Veritas US Inc / Veritas Bermuda Ltd				7.38%, 9/25/2032	6,650	6,142
10.50%, 2/1/2024(c)		200	170			$238,400
				Student Loan Asset Backed Securities - 0.08%
Sovereign - 8.75%				SLM Private Credit Student Loan Trust 2003-
Argentina POM Politica Monetaria				A
32.22%, 6/21/2020	ARS	6,725	281	4.26%, 6/15/2032	240	241
Argentina Central Bank 7D Repo Rate + 0.00%				Mexico Treasuruies Auction Rate + 0.00%
Argentine Republic Government International				SLM Private Credit Student Loan Trust 2003-
Bond				B
3.38%, 10/12/2020	CHF	5,162	5,187	4.27%, 3/15/2033	850	850
3.38%, 1/15/2023	EUR	532	585	Mexico Treasuruies Auction Rate + 0.00%
3.88%, 1/15/2022		66	75	SMB Private Education Loan Trust 2017-B
5.00%, 1/15/2027		3,806	4,049	2.67%, 10/15/2035(c)	310	311
5.25%, 1/15/2028		3,004	3,196	1 Month LIBOR + 0.75%
6.25%, 11/9/2047		1,310	1,295	SoFi Professional Loan Program 2014-B
6.88%, 1/11/2048		$8,675	7,113	LLC
Costa Rica Government International Bond				3.21%, 8/25/2032(c)	33	34
4.37%, 5/22/2019(d),(f)		10,075	10,046	1 Month LIBOR + 1.25%
7.00%, 4/4/2044		5,969	5,677	SoFi Professional Loan Program 2015-A
7.16%, 3/12/2045		2,184	2,104	LLC
El Salvador Government International Bond				3.16%, 3/25/2033(c)	208	210
7.38%, 12/1/2019		1,286	1,312	1 Month LIBOR + 1.20%
Hellenic Republic Treasury Bill				SoFi Professional Loan Program 2015-C
0.00%, 8/3/2018(a)	EUR	6,508	7,596	LLC
0.00%, 11/2/2018(a)		4,624	5,384	3.58%, 8/25/2036(c)	88	87
0.00%, 3/15/2019(a)		8,800	10,179	Sofi Professional Loan Program 2016-A LLC
Iraq International Bond				3.57%, 1/26/2038(c)	449	441
5.80%, 1/15/2028		$8,075	7,634			$2,174
Ivory Coast Government International Bond				Supranational Bank - 0.30%
5.75%, 12/31/2032(m)		3,544	3,331	Banque Ouest Africaine de Developpement
Malaysia Government Bond				5.00%, 7/27/2027(c)	5,900	5,694
4.18%, 7/15/2024	MYR	45,300	11,424	5.00%, 7/27/2027	2,625	2,533
Mexican Bonos						$8,227
5.75%, 3/5/2026	MXN	23,500	1,039	Telecommunications - 0.85%
8.50%, 11/18/2038		26,317	1,395	Avanti Communications Group PLC
Montenegro Government International Bond				15.00%, PIK 15.00%, 10/1/2021(c),(l),(m)	1,208	961
3.38%, 4/21/2025(c)	EUR	3,280	3,773
				Axtel SAB de CV
Peru Government Bond				6.38%, 11/14/2024(c)	4,600	4,428
6.15%, 8/12/2032(c)	PEN	22,100	6,850
				Cisco Systems Inc
Peruvian Government International Bond				2.54%, 9/20/2019	1,420	1,426
6.35%, 8/12/2028(c)		9,300	2,984	3 Month LIBOR + 0.34%

6.35%, 8/12/2028		17,750	5,695	Frontier Communications Corp
Qatar Government International Bond				9.00%, 8/15/2031	2,092	1,375
4.50%, 4/23/2028(c)		$5,200	5,217
5.10%, 4/23/2048(c)		6,000	5,965	Goodman Networks Inc
6.55%, 4/9/2019(c)		2,790	2,873	8.00%, 5/11/2022	2,310	1,594
				Intelsat Jackson Holdings SA
6.55%, 4/9/2019		3,988	4,106	9.75%, 7/15/2025(c)	5,621	5,832
Republic of Poland Government Bond				Iridium Communications Inc
2.50%, 7/25/2027	PLN	30,741	7,861	10.25%, 4/15/2023(c)	1,690	1,795
Republic of South Africa Government Bond				MTN Mauritius Investment Ltd
8.75%, 1/31/2044	ZAR	68,825	5,033	4.76%, 11/11/2024	5,500	5,170
8.75%, 2/28/2048		22,820	1,669	T-Mobile USA Inc
10.50%, 12/21/2026(q)		118,369	10,366
				4.75%, 2/1/2028	706	660
Republic of South Africa Government						$23,241
International Bond				TOTAL BONDS		$695,722
5.88%, 6/22/2030		$10,525	10,762
6.88%, 5/27/2019		22,930	23,643

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

	Principal				Principal
CONVERTIBLE BONDS - 2.65%	Amount (000's) Value (000's)			CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)
Automobile Manufacturers - 0.01%				Healthcare - Services - 0.28%
Tesla Inc				Anthem Inc
2.38%, 3/15/2022		$250	$268	2.75%, 10/15/2042(b)		$2,450	$7,473
				Brookdale Senior Living Inc
Banks - 0.02%				2.75%, 6/15/2018		100	100
BofA Finance LLC							$7,573
0.25%, 5/1/2023		100	97	Holding Companies - Diversified - 0.01%
Deutsche Bank AG/London				RWT Holdings Inc
1.00%, 5/1/2023		175	170	5.63%, 11/15/2019		185	188
Hope Bancorp Inc
2.00%, 5/15/2038(c)		200	199	Insurance - 0.01%
			$466	AXA SA
Biotechnology - 0.10%				7.25%, 5/15/2021(c)		300	323
Acorda Therapeutics Inc
1.75%, 6/15/2021		275	256	Internet - 0.14%
AMAG Pharmaceuticals Inc				FireEye Inc
3.25%, 6/1/2022		200	232	0.88%, 6/1/2024(c)		400	394
BioMarin Pharmaceutical Inc				Twilio Inc
0.60%, 8/1/2024		950	942	0.25%, 6/1/2023(c)		150	153
1.50%, 10/15/2020		180	208	Twitter Inc
Innoviva Inc				0.25%, 9/15/2019		3,374	3,257
2.13%, 1/15/2023		200	201				$3,804
Intercept Pharmaceuticals Inc				Investment Companies - 0.53%
3.25%, 7/1/2023		460	379	Aabar Investments PJSC
Ionis Pharmaceuticals Inc				0.50%, 3/27/2020	EUR	5,500	5,900
1.00%, 11/15/2021		220	225	1.00%, 3/27/2022		8,100	8,258
Ligand Pharmaceuticals Inc				Prospect Capital Corp
0.75%, 5/15/2023(c)		325	326	4.95%, 7/15/2022		$275	269
			$2,769				$14,427
Coal - 0.00%				Iron & Steel - 0.01%
Alpha Natural Resources Inc				Allegheny Technologies Inc
0.00%, 12/15/2020(a),(d),(f)		100	—	4.75%, 7/1/2022		125	265
				Cleveland-Cliffs Inc
Commercial Services - 0.05%				1.50%, 1/15/2025		100	122
Element Fleet Management Corp							$387
5.13%, 6/30/2019(c)	CAD	725	552	Media - 0.27%
Macquarie Infrastructure Corp				DISH Network Corp
2.00%, 10/1/2023		$110	98	2.38%, 3/15/2024		925	773
Square Inc				3.38%, 8/15/2026		6,865	6,089
0.50%, 5/15/2023(c)		575	603	Gannett Co Inc
			$1,253	4.75%, 4/15/2024(c)		200	215
Computers - 0.01%				Liberty Interactive LLC
Pure Storage Inc				1.75%, 9/30/2046(c)		125	129
0.13%, 4/15/2023(c)		175	184	Liberty Media Corp
				2.25%, 9/30/2046		115	120
Electric - 0.02%							$7,326
NRG Energy Inc				Mining - 0.00%
2.75%, 6/1/2048(c)		425	434	Endeavour Mining Corp
				3.00%, 2/15/2023(c)		50	50
Electrical Components & Equipment - 0.02%
SunPower Corp				Oil & Gas - 0.04%
0.75%, 6/1/2018		575	575	Chesapeake Energy Corp
				5.50%, 9/15/2026		645	623
Electronics - 0.06%				Cobalt International Energy Inc
TTM Technologies Inc				0.00%, 12/1/2019(a)		1,448	1
1.75%, 12/15/2020		550	1,044	Nabors Industries Inc
Vishay Intertechnology Inc				0.75%, 1/15/2024		395	311
2.25%, 11/15/2040		300	497	SM Energy Co
			$1,541	1.50%, 7/1/2021		90	94
Energy - Alternate Sources - 0.00%				Whiting Petroleum Corp
SunEdison Inc				1.25%, 4/1/2020		200	189
0.00%, 10/1/2018(a),(d),(g)		400	8				$1,218
0.00%, 1/15/2020(a),(d),(g)		1,425	28	Oil & Gas Services - 0.01%
0.00%, 1/1/2021(a),(d),(g)		725	13	Weatherford International Ltd
			$49	5.88%, 7/1/2021		300	293
Engineering & Construction - 0.01%
Tutor Perini Corp				Pharmaceuticals - 0.03%
2.88%, 6/15/2021		265	269	Clovis Oncology Inc
				1.25%, 5/1/2025		125	117
Healthcare - Products - 0.00%				Flexion Therapeutics Inc
Insulet Corp				3.38%, 5/1/2024		165	209
1.38%, 11/15/2024(c)		55	65	Herbalife Nutrition Ltd
				2.63%, 3/15/2024(c)		125	129

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS -	Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)		6.42%	Amount (000's)	Value (000's)
Pharmaceuticals (continued)			Advertising - 0.04%
Horizon Pharma Investment Ltd			ABG Intermediate Holdings 2 LLC
2.50%, 3/15/2022	$325	$305	5.80%, 9/26/2024(r)	$471	$473
Ironwood Pharmaceuticals Inc			US LIBOR + 3.50%
2.25%, 6/15/2022	50	66	Imagine! Print Solutions Inc
Supernus Pharmaceuticals Inc			11.06%, 6/21/2023(r)	427	363
0.63%, 4/1/2023(c)	105	123	US LIBOR + 8.75%
		$949	Lamar Media Corp
Private Equity - 0.00%			3.69%, 2/14/2025(r)	125	126
Hercules Capital Inc			US LIBOR + 1.75%
4.38%, 2/1/2022	25	25			$962
			Aerospace & Defense - 0.09%
REITs - 0.08%			TransDigm Inc
Apollo Commercial Real Estate Finance Inc			0.00%, 6/9/2023(r),(s)	484	482
4.75%, 8/23/2022	125	125	US LIBOR + 2.50%
Blackstone Mortgage Trust Inc			0.00%, 5/14/2025(r),(s)	109	109
4.38%, 5/5/2022	175	171	US LIBOR + 2.50%
4.75%, 3/15/2023	200	195	4.65%, 8/14/2022(r)	64	64
iStar Inc			US LIBOR + 2.75%
3.13%, 9/15/2022(c)	820	799	4.71%, 8/22/2024(r)	189	188
Redwood Trust Inc			US LIBOR + 2.50%
4.75%, 8/15/2023	125	122	5.05%, 6/9/2023(r)	484	482
Spirit Realty Capital Inc			US LIBOR + 2.75%
2.88%, 5/15/2019	725	721	WP CPP Holdings LLC
		$2,133	6.28%, 4/25/2025(r)	1,105	1,110
Semiconductors - 0.82%			US LIBOR + 3.75%
Intel Corp					$2,435
3.25%, 8/1/2039	3,501	9,287	Airlines - 0.02%
Microchip Technology Inc			LifeMiles Ltd
2.25%, 2/15/2037	708	904	7.82%, 8/18/2022(r)	433	438
Novellus Systems Inc			US LIBOR + 5.50%
2.63%, 5/15/2041	2,000	11,830
Rovi Corp			Apparel - 0.01%
0.50%, 3/1/2020	150	143	Hanesbrands Inc
Synaptics Inc			3.65%, 12/5/2024(r)	254	256
0.50%, 6/15/2022(c)	125	115	US LIBOR + 1.75%
		$22,279
Software - 0.07%			Automobile Manufacturers - 0.01%
Akamai Technologies Inc			UOS LLC
0.13%, 5/1/2025(c)	525	532	7.48%, 4/7/2023(r)	186	189
Alteryx Inc			US LIBOR + 5.50%
0.50%, 6/1/2023(c)	100	102
Atlassian Inc			Automobile Parts & Equipment - 0.15%
0.63%, 5/1/2023(c)	250	262	Commercial Vehicle Group Inc
Envestnet Inc			7.98%, 4/12/2023(r)	1,352	1,355
1.75%, 6/1/2023(c)	175	176	US LIBOR + 6.00%
Evolent Health Inc			Horizon Global Corp
2.00%, 12/1/2021	130	147	0.00%, 2/9/2024(r),(s)	306	286
Five9 Inc			US LIBOR + 5.00%
0.13%, 5/1/2023(c)	50	53	Superior Industries International Inc
New Relic Inc			6.40%, 3/22/2024(r)	1,488	1,498
0.50%, 5/1/2023(c)	225	248	US LIBOR + 4.50%
Verint Systems Inc			Tectum Holdings Inc
1.50%, 6/1/2021	345	332	0.00%, 4/22/2024(r),(s)	640	641
		$1,852	Trico Group LLC
			8.81%, 1/31/2025(r)	357	359
Telecommunications - 0.02%
Finisar Corp			US LIBOR + 6.50%
0.50%, 12/15/2036	770	696			$4,139
			Building Materials - 0.20%
Transportation - 0.02%			AirX Holdings Inc
Atlas Air Worldwide Holdings Inc			6.47%, 4/25/2025(r)	402	402
1.88%, 6/1/2024	150	193	US LIBOR + 4.50%
Ship Finance International Ltd			10.72%, 4/27/2026(r)	567	550
5.75%, 10/15/2021	275	276	US LIBOR + 8.75%
		$469	American Bath Group LLC
			7.55%, 9/30/2023(r)	3,376	3,381
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The			US LIBOR + 5.25%
2.88%, 2/1/2024	320	361	Janus International Group LLC
			4.98%, 2/7/2025(r)	241	238
TOTAL CONVERTIBLE BONDS		$72,226	US LIBOR + 3.00%
			NCI Building Systems Inc
			3.90%, 1/26/2025(r)	125	125
			US LIBOR + 2.00%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Building Materials (continued)			Commercial Services (continued)
Quikrete Holdings Inc			Paradigm Acquisition Corp
4.72%, 11/3/2023(r)	$809	$808	6.70%, 10/4/2024(r)	$1,270	$1,274
US LIBOR + 2.75%			US LIBOR + 4.25%
		$5,504	10.97%, 10/6/2025(r)	578	578
Chemicals - 0.23%			US LIBOR + 8.50%
Axalta Coating Systems US Holdings Inc			PSC Industrial Outsourcing LP
4.05%, 6/21/2024(r)	431	431	10.43%, 10/3/2025(r)	980	978
US LIBOR + 1.75%			US LIBOR + 8.50%
Consolidated Energy Finance SA			Syniverse Holdings Inc
4.42%, 5/2/2025(r)	580	579	6.93%, 2/9/2023(r)	664	665
US LIBOR + 2.50%			US LIBOR + 5.00%
Cyanco Intermedicate Corp			USS Ultimate Holdings Inc
9.67%, 3/6/2026(r)	625	620	5.67%, 8/9/2024(r)	50	50
GrafTech Finance Inc			US LIBOR + 3.75%
5.42%, 1/31/2025(r)	2,132	2,137	Weight Watchers International Inc
US LIBOR + 3.50%			6.99%, 11/20/2024(r)	989	999
5.42%, 1/31/2025(r)	418	419	US LIBOR + 4.75%
US LIBOR + 3.50%					$14,061
HVSC Merger Sub Corp			Computers - 0.22%
10.35%, 10/20/2025(r)	760	762	Access CIG LLC
US LIBOR + 8.25%			5.73%, 2/14/2025(r)	899	902
New Arclin US Holding Corp			US LIBOR + 3.75%
11.05%, 2/14/2025(r)	478	483	Dell International LLC
US LIBOR + 8.75%			3.66%, 9/7/2021(r)	692	692
Plaskolite Inc			US LIBOR + 1.75%
5.81%, 11/3/2022(r)	365	365	McAfee LLC
US LIBOR + 3.50%			6.47%, 9/30/2024(r)	816	821
WR Grace & Co-Conn			US LIBOR + 4.50%
4.06%, 2/21/2025(r)	163	163	10.43%, 9/26/2025(r)	1,178	1,195
US LIBOR + 1.75%			US LIBOR + 8.50%
4.06%, 2/21/2025(r)	280	280	10.40%, 9/26/2025(r)	2,000	2,028
US LIBOR + 1.75%			US LIBOR + 8.50%
		$6,239	NeuStar Inc
Coal - 0.04%			5.48%, 8/8/2024(r)	323	324
Sandy Creek Energy Associates LP			US LIBOR + 3.50%
0.00%, 11/9/2020(r),(s)	1,268	1,120			$5,962
US LIBOR + 4.00%			Cosmetics & Personal Care - 0.02%
			Coty Inc
Commercial Services - 0.52%			4.17%, 3/28/2025(r)	690	680
ASGN Inc			US LIBOR + 2.25%
3.90%, 2/21/2025(r)	129	129
US LIBOR + 2.00%			Distribution & Wholesale - 0.01%
AVSC Holding Corp			HD Supply Inc
5.22%, 2/21/2025(r)	536	534	4.80%, 10/17/2023(r)	331	332
US LIBOR + 3.25%			US LIBOR + 2.50%
9.26%, 8/22/2025(r)	961	954
Belron SA			Diversified Financial Services - 0.15%
4.86%, 10/25/2024(r)	170	170	Hudson River Trading LLC
US LIBOR + 2.50%			6.23%, 3/20/2025(r)	252	253
Camelot Finance LP			Kestra Financial Inc
5.22%, 10/3/2023(r)	301	301	6.80%, 6/24/2022(r)	764	758
US LIBOR + 3.25%			US LIBOR + 5.25%
Cenveo Corp			Ocwen Loan Servicing LLC
9.92%, 11/2/2018(d),(r)	2,844	2,787	6.22%, 12/7/2020(r)	2,374	2,397
Comet Bidco Ltd			US LIBOR + 5.00%
0.00%, 10/31/2024(r),(s)	860	838	Stepstone Group LP
US LIBOR + 5.00%			5.97%, 3/14/2025(r)	565	568
Employbridge LLC					$3,976
7.50%, 4/10/2025(r)	801	808	Electric - 0.33%
US LIBOR + 5.00%			AES Corp/VA
Kingpin Intermediate Holdings LLC			4.07%, 5/31/2022(r)	966	965
6.15%, 6/29/2024(r)	993	1,001	US LIBOR + 1.75%
US LIBOR + 4.25%			Chief Power Finance LLC
KUEHG Corp			6.74%, 12/31/2020(r)	860	742
10.55%, 8/22/2025(r)	977	989	US LIBOR + 4.75%
Learning Care Group US No 2 Inc			Star West Generation LLC
5.43%, 3/6/2025(r)	449	450	6.74%, 3/13/2020(r)	7,235	6,746
US LIBOR + 3.25%			US LIBOR + 4.75%
Lighthouse Network LLC			Vistra Operations Co LLC
10.48%, 11/20/2025(r)	558	556	0.00%, 12/14/2025(r),(s)	641	639
US LIBOR + 8.50%					$9,092

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Electronics - 0.06%			Healthcare - Services (continued)
Deliver Buyer Inc			Gem Acquisition Inc
0.00%, 5/1/2024(r),(s)	$1,201	$1,197	5.30%, 3/2/2025(r)	$790	$788
US LIBOR + 5.00%			Heartland Dental LLC
Vectra Co			5.72%, 4/18/2025(r)	1,174	1,175
9.23%, 2/23/2026(r)	527	527	US LIBOR + 3.75%
US LIBOR + 7.25%			Surgery Center Holdings Inc
		$1,724	5.16%, 6/20/2024(r)	275	275
Engineering & Construction - 0.09%			US LIBOR + 3.25%
ATS Consolidated Inc			WP CityMD Bidco LLC
5.66%, 2/21/2025(r)	715	720	5.59%, 6/7/2024(r)	636	636
US LIBOR + 3.75%			US LIBOR + 3.50%
DG Investment Intermediate Holdings 2 Inc					$6,703
5.30%, 2/1/2025(r)	985	980	Holding Companies - Diversified - 0.02%
US LIBOR + 3.00%			GI Revelation Acquisition LLC
Engility Corp			6.93%, 4/11/2025(r)	427	432
4.65%, 8/12/2023(r)	244	244	US LIBOR + 5.00%
US LIBOR + 2.75%
Pisces Midco Inc			Home Furnishings - 0.03%
6.09%, 3/28/2025(r)	427	428	TGP Holdings III LLC
		$2,372	5.31%, 9/25/2024(r)	310	312
Entertainment - 0.12%			US LIBOR + 4.25%
Cineworld Finance US Inc			10.80%, 9/25/2025(r)	516	521
4.43%, 2/7/2025(r)	853	850	US LIBOR + 8.50%
US LIBOR + 2.50%					$833
Stars Group Holdings BV			Insurance - 0.31%
5.32%, 4/6/2025(r)	731	731	Confie Seguros Holding II Co
US LIBOR + 3.00%			7.56%, 4/19/2022(r)	2,891	2,891
William Morris Endeavor Entertainment LLC			US LIBOR + 4.75%
0.00%, 5/16/2025(r),(s)	1,565	1,554	11.81%, 5/8/2019(r)	1,720	1,668
US LIBOR + 2.75%			US LIBOR + 9.00%
		$3,135	HUB International Ltd
Environmental Control - 0.01%			5.36%, 4/18/2025(r)	415	414
GFL Environment Inc			US LIBOR + 3.00%
0.00%, 5/9/2025(r),(s)	239	239	Hyperion Insurance Group Ltd
GFL Environmental Inc			5.44%, 12/13/2024(r)	239	240
5.05%, 9/27/2023(r)	158	157	US LIBOR + 3.50%
US LIBOR + 2.75%			Mayfield Agency Borrower Inc
		$396	6.48%, 1/31/2025(r)	716	717
Food - 0.19%			US LIBOR + 4.50%
Del Monte Foods Inc			10.48%, 1/30/2026(r)	1,213	1,207
5.58%, 1/26/2021(r)	463	379	US LIBOR + 8.50%
US LIBOR + 3.25%			Sedgwick Claims Management Services Inc
Give & Go Prepared Foods Corp			4.65%, 2/11/2021(r)	680	679
6.22%, 7/29/2023(r)	1,607	1,543	US LIBOR + 2.75%
US LIBOR + 4.25%			USI Inc/NY
Hearthside Group Holdings LLC			5.30%, 5/16/2024(r)	756	754
0.00%, 5/17/2025(r),(s)	1,400	1,393	US LIBOR + 3.00%
JBS USA LUX SA					$8,570
4.68%, 10/30/2022(r)	894	891	Internet - 0.07%
US LIBOR + 2.50%			Ancestry.com Operations Inc
Post Holdings Inc			5.15%, 10/19/2023(r)	595	595
3.97%, 5/17/2024(r)	677	677	US LIBOR + 3.25%
US LIBOR + 2.00%			Uber Technologies Inc
Utz Quality Foods LLC			5.90%, 7/13/2023(r)	983	985
5.46%, 11/13/2024(r)	314	316	US LIBOR + 4.00%
US LIBOR + 3.50%			5.92%, 7/22/2025(r)	400	402
		$5,199	US LIBOR + 4.00%
Food Service - 0.02%					$1,982
Aramark Services Inc			Investment Companies - 0.21%
3.90%, 3/7/2025(r)	464	464	Pipeline Cynergy Holdings LLC
US LIBOR + 2.00%			6.99%, 1/3/2023(r)	223	226
			TKC Holdings Inc
Healthcare - Services - 0.25%			6.16%, 2/1/2023(r)	1,052	1,057
21st Century Oncology Inc			US LIBOR + 4.25%
8.48%, 1/16/2023(r)	3,369	3,228	9.98%, 1/31/2024(r)	3,337	3,352
US LIBOR + 6.13%			US LIBOR + 8.00%
BW NHHC Holdco Inc			UFC Holdings LLC
6.92%, 5/15/2025(r)	260	257	5.16%, 8/18/2023(r)	990	993
CVS Holdings I LP			US LIBOR + 3.25%
8.62%, 2/1/2026(r)	346	344			$5,628
US LIBOR + 6.75%

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Iron & Steel - 0.07%				Mining (continued)
Can Am Construction Inc/Canada				PMHC II Inc (continued)
7.40%, 7/1/2024(r)		$1,985	$2,010	10.05%, 3/20/2026(r)	$554	$553
US LIBOR + 5.50%				US LIBOR + 7.75%
				Unimin Corp
Leisure Products & Services - 0.04%				0.00%, 4/9/2025(r),(s)	464	464
Recess Holdings Inc				US LIBOR + 3.75%
10.20%, 9/18/2025(r)		1,077	1,061	US Silica Co
US LIBOR + 7.75%				5.81%, 4/25/2025(r)	481	484
				US LIBOR + 4.00%
Lodging - 0.01%				5.81%, 4/25/2025(r)	695	700
Wyndham Hotels & Resorts Inc				US LIBOR + 4.00%
0.00%, 3/28/2025(r),(s)		190	191			$2,535
				Miscellaneous Manufacturers - 0.06%
Machinery - Diversified - 0.05%				International Textile Group Inc
Engineered Machinery Holdings Inc				6.91%, 4/19/2024(r)	428	432
5.55%, 7/25/2024(r)		248	248
				US LIBOR + 5.00%
US LIBOR + 3.25%				10.91%, 4/18/2025(r)	740	718
NN Inc				US LIBOR + 9.00%
0.00%, 4/19/2023(r),(s)		792	784
				Mavis Tire Express Services Corp
Shape Technologies Group Inc				5.20%, 3/20/2025(r)	618	614
5.04%, 4/19/2025(r)		215	216
				US LIBOR + 3.25%
US LIBOR + 3.00%				5.24%, 3/20/2025(r)	5	5
			$1,248	US LIBOR + 3.25%
Media - 0.23%						$1,769
Altice US Finance I Corp				Oil & Gas - 0.34%
4.15%, 7/28/2025(r)		438	435
				BCP Raptor LLC
US LIBOR + 2.25%				6.31%, 6/22/2024(r)	387	377
CBS Radio Inc				US LIBOR + 4.25%
4.70%, 3/2/2024(r)		680	673
				California Resources Corp
US LIBOR + 2.75%				6.70%, 11/14/2022(r)	691	706
CSC Holdings LLC				US LIBOR + 4.75%
4.17%, 7/15/2025(r)		681	678	6.70%, 11/14/2022(r)	184	188
US LIBOR + 2.25%				US LIBOR + 4.75%
Meredith Corp				Gavilan Resources LLC
4.98%, 1/17/2025(r)		192	192	7.93%, 3/1/2024(r)	395	387
US LIBOR + 3.00%				US LIBOR + 6.00%
4.98%, 1/17/2025(r)		240	241
				PowerTeam Services LLC
US LIBOR + 3.00%				5.55%, 3/6/2025(r)	423	420
NEP/NCP Holdco Inc				US LIBOR + 3.25%
5.55%, 1/22/2020(r)		264	265
				Seadrill Operating LP
US LIBOR + 3.25%				8.30%, 2/12/2021(r)	8,330	7,244
Radiate Holdco LLC				US LIBOR + 6.00%
4.90%, 12/9/2023(r)		822	810
						$9,322
US LIBOR + 3.00%				Oil & Gas Services - 0.00%
Unitymedia Finance LLC				McDermott Technology Americas Inc
0.00%, 5/24/2023 (r),(s)		230	230
				6.91%, 4/4/2025(r)	108	109
US LIBOR + 2.00%				US LIBOR + 5.00%
4.17%, 9/8/2025(r)		999	998
US LIBOR + 2.25%				Packaging & Containers - 0.04%
UPC Financing Partnership				BWAY Corp
4.42%, 1/15/2026(r)		376	375
				5.59%, 4/3/2024(r)	710	711
US LIBOR + 2.50%				US LIBOR + 3.25%
Virgin Media Bristol LLC				CROWN Americas LLC
4.42%, 1/15/2026(r)		530	528
				4.31%, 1/17/2025(r)	55	55
US LIBOR + 2.50%				US LIBOR + 2.00%
Ziggo Secured Finance Partnership				Kloeckner Pentaplast of America Inc
4.42%, 4/15/2025(r)		963	957
				6.15%, 6/29/2022(r)	282	271
US LIBOR + 2.50%				US LIBOR + 4.25%
			$6,382	Plastipak Holdings Inc
				4.39%, 10/14/2024(r)	114	115
Metal Fabrication & Hardware - 0.09%				US LIBOR + 2.50%
Atkore International Inc						$1,152
5.06%, 12/22/2023(r)		94	94
				Pharmaceuticals - 0.10%
US LIBOR + 2.75%				Alphabet Holding Co Inc
Eco-Bat Technologies Ltd				5.48%, 9/15/2024(r)	856	757
12.00%, PIK 12.00%, 3/29/2019 (l),(m),(r)	EUR	5,985	2,449
				US LIBOR + 3.50%
			$2,543	9.73%, 9/15/2025(r)	482	372
Mining - 0.09%				US LIBOR + 7.75%
PMHC II Inc				Amneal Pharmaceuticals LLC
5.80%, 3/21/2025(r)		$332	334	5.63%, 3/21/2025(r)	553	551
US LIBOR + 3.50%				US LIBOR + 3.50%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Software - 0.46%
Amneal Pharmaceuticals LLC (continued)			Almonde Inc
5.63%, 3/21/2025(r)	$690	$688	5.50%, 6/13/2024(r)	$437	$429
US LIBOR + 3.50%			US LIBOR + 3.50%
Change Healthcare Holdings LLC			9.23%, 4/28/2025(r)	1,000	967
4.73%, 3/1/2024(r)	471	471	US LIBOR + 7.25%
US LIBOR + 2.75%			Canyon Buyer Inc
		$2,839	6.24%, 2/7/2025(r)	307	309
Pipelines - 0.14%			US LIBOR + 4.25%
Southcross Energy Partners LP			Cvent Inc
6.55%, 8/4/2021(r)	3,744	3,686	5.73%, 6/16/2023(r)	982	980
US LIBOR + 4.25%			US LIBOR + 3.75%
			Digicert Holdings Inc
			9.98%, 9/19/2025(r)	619	608
Real Estate - 0.01%
DTZ US Borrower LLC			US LIBOR + 8.00%
5.57%, 11/4/2021(r)	110	110	Donnelley Financial Solutions Inc
			5.05%, 9/29/2023(r)	129	129
US LIBOR + 3.25%
Toys R Us Property Co I LLC			US LIBOR + 3.00%
0.00%, 8/21/2019(r),(s)	176	141	DTI Holdco Inc
			7.45%, 10/2/2023(r)	1,483	1,478
US LIBOR + 5.00%
		$251	US LIBOR + 4.75%
REITs - 0.03%			Evergreen Skills Lux Sarl
			10.15%, 4/28/2022(r)	2,000	1,619
Iron Mountain Inc
3.65%, 12/22/2025(r)	695	685	US LIBOR + 8.25%
US LIBOR + 1.75%			First Data Corp
			3.97%, 7/8/2022(r)	104	104
Retail - 0.44%			US LIBOR + 2.00%
			Greenway Health LLC
1011778 BC ULC			6.05%, 2/16/2024(r)	583	583
4.22%, 2/16/2024(r)	822	821
US LIBOR + 2.25%			US LIBOR + 4.25%
			Inovalon Holdings Inc
EG America LLC			5.44%, 4/2/2025(r)	138	135
6.14%, 2/7/2025(r)	3,296	3,285
US LIBOR + 4.00%			US LIBOR + 3.50%
			IQVIA Inc
EG Finco Ltd			4.30%, 1/14/2025(r)	264	264
10.36%, 3/23/2026(r)	1,313	1,304
GYP Holdings III Corp			US LIBOR + 2.00%
0.00%, 4/1/2025(r),(s)	518	517	MA FinanceCo LLC
			4.72%, 4/19/2024(r)	66	65
US LIBOR + 2.75%
Harbor Freight Tools USA Inc			US LIBOR + 2.75%
4.40%, 8/18/2023(r)	274	274	Navicure Inc
			5.73%, 10/23/2024(r)	1,409	1,411
US LIBOR + 2.50%
IRB Holding Corp			US LIBOR + 3.75%
5.21%, 1/17/2025(r)	235	236	OpenLink International Inc
			7.22%, 2/28/2025(r)	229	230
US LIBOR + 3.25%
JC Penney Corp Inc			US LIBOR + 5.00%
6.57%, 6/9/2023(r)	2,640	2,481	Project Deep Blue Holdings LLC
			5.17%, 1/10/2025(r)	803	807
US LIBOR + 4.25%
Petco Animal Supplies Inc			US LIBOR + 3.25%
5.61%, 1/26/2023(r)	217	152	Rackspace Hosting Inc
			5.36%, 11/3/2023(r)	698	692
US LIBOR + 3.25%
PF Chang's China Bistro Inc			US LIBOR + 3.00%
7.67%, 8/18/2022(r)	962	956	Seattle SpinCo Inc
			4.72%, 4/19/2024(r)	444	442
US LIBOR + 5.00%
Serta Simmons Bedding LLC			US LIBOR + 2.75%
5.72%, 10/20/2023(r)	300	264	SS&C European Holdings Sarl
			4.45%, 2/28/2025(r)	59	59
US LIBOR + 3.50%
SRS Distribution Inc			US LIBOR + 2.50%
0.00%, 5/19/2025(r),(s)	1,815	1,806	SS&C Technologies Inc
			4.45%, 2/28/2025(r)	157	158
US LIBOR + 3.25%
		$12,096	US LIBOR + 2.50%
			Vero Parent Inc
Semiconductors - 0.04%			6.98%, 8/9/2024(r)	956	954
Cavium Inc
4.22%, 8/16/2022(r)	152	152	US LIBOR + 5.00%
US LIBOR + 2.25%					$12,423
Microchip Technology Inc			Telecommunications - 0.69%
0.00%, 5/23/2025(r),(s)	518	520	Consolidated Communications Inc
			4.91%, 10/5/2023(r)	239	237
US LIBOR + 2.00%
0.00%, 5/23/2025(r),(s)	350	352	US LIBOR + 3.00%
US LIBOR + 2.00%			Cyxtera DC Holdings Inc
			5.36%, 3/15/2024(r)	993	992
		$1,024	US LIBOR + 3.00%
			Fusion Connect Inc
			9.86%, 5/3/2023(r)	1,033	992

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)			U.S. Treasury Bill (continued)
Global Tel*Link Corp			2.00%, 11/8/2018(u)	$10,000	$9,911
6.30%, 5/23/2020(r)	$2,175	$2,187	2.01%, 1/3/2019(u)	2,785	2,751
US LIBOR + 4.00%			2.12%, 3/28/2019(u)	1,400	1,375
10.55%, 11/23/2020(r)	2,933	2,935	2.21%, 4/25/2019(u)	1,405	1,377
US LIBOR + 8.25%					$128,171
GTT Communications Inc			U.S. Treasury Strip - 0.16%
0.00%, 4/25/2025(r),(s)	566	559	0.00%, 11/15/2046(a),(q),(w)	7,007	2,995
Intelsat Jackson Holdings SA			0.00%, 5/15/2047(a),(q),(w)	3,298	1,390
5.72%, 11/30/2023(r)	3,782	3,793			$4,385
US LIBOR + 3.75%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Securus Technologies Holdings Inc			OBLIGATIONS		$392,289
6.48%, 6/20/2024(r)	1,490	1,495
10.23%, 6/20/2025(r)	1,866	1,869		Maturity
			REPURCHASE AGREEMENTS - 6.46%	Amount (000's)	Value(000	's)
Sprint Communications Inc			Banks - 6.46%
4.49%, 1/31/2024(r)	668	668
			Barclays Bank PLC Repurchase Agreement on $ 10,096		$10,082
US LIBOR + 2.50%			securities sold short; 0.75% dated
Telenet Financing USD LLC			3/26/2018 (collateralized by Bahrain
0.00%, 8/17/2026(r),(s)	379	378
			Government International Bond;
US LIBOR + 2.25%			$10,238,361; 6.13%; dated 07/05/22)(x)
4.42%, 3/1/2026(r)	379	379
			Barclays Bank PLC Repurchase Agreement;	10,388	10,386
US LIBOR + 2.50%			0.75% dated 5/18/2018 (collateralized by
US TelePacific Corp			Comision Federal de Electricidad;
7.30%, 5/2/2023(r)	1,726	1,701	$10,493,229; 6.13%; dated 06/16/45)(x)
US LIBOR + 5.00%			Barclays Bank PLC Repurchase Agreement on	7,780	7,775
West Corp			securities sold short; 1.50% dated
5.48%, 10/10/2024(r)	494	490
			5/16/2018 (collateralized by Pakistan
US LIBOR + 3.50%			Government International Bond;
		$18,675	$7,705,424; 6.88%; dated 12/05/27)(x)
Transportation - 0.07%			Merrill Lynch Repurchase Agreement on	650	650
Gruden Acquisition Inc			securities sold short; 0.00% dated 7/5/2017
7.80%, 8/18/2022(r)	820	824	(collateralized by Colombia Government
US LIBOR + 5.50%			International Bond; $614,968; 4.50%;
Navios Maritime Partners LP			dated 01/28/26)(a), (x)
7.08%, 9/14/2020(r)	1,222	1,220	Merrill Lynch Repurchase Agreement on	955	954
		$2,044	securities sold short; 1.00% dated
TOTAL SENIOR FLOATING RATE INTERESTS		$174,868	4/18/2018 (collateralized by Mexico
U.S. GOVERNMENT & GOVERNMENT	Principal		Government International Bond; $936,315;
AGENCY OBLIGATIONS - 14.40%	Amount (000's)	Value (000's)	4.15%; dated 03/28/27) (x)
Federal National Mortgage Association (FNMA) - 3.46%			Merrill Lynch Repurchase Agreement on	1,433	1,432
4.00%, 6/1/2048(t)	$500	$511	securities sold short; 1.00% dated
4.50%, 6/1/2048(t)	41,445	43,282	4/19/2018 (collateralized by Mexico
5.00%, 6/1/2048(t)	47,638	50,519	Government International Bond;
		$94,312	$1,404,473; 4.15%; dated 03/28/27) (x)
U.S. Treasury - 6.07%			Merrill Lynch Repurchase Agreement on	1,903	1,899
1.13%, 2/28/2021(q)	16,418	15,814	securities sold short; 1.10% dated
1.13%, 8/31/2021(q)	15,700	14,994	3/23/2018 (collateralized by Mexico
1.38%, 5/31/2020(q)	27,425	26,867	Government International Bond;
1.63%, 3/31/2019(q)	14,385	14,312	$1,846,897; 4.15%; dated 03/28/27) (x)
1.63%, 2/15/2026(q)	16,197	14,878	Merrill Lynch Repurchase Agreement on	1,004	1,002
1.63%, 5/15/2026(q)	2,721	2,491	securities sold short; 1.10% dated
1.75%, 9/30/2022(q)	6,000	5,781	3/23/2018 (collateralized by Mexico
2.00%, 1/15/2021(q)	3,957	3,907	Government International Bond; $974,916;
2.00%, 10/31/2022(q)	6,040	5,879	4.15%; dated 03/28/27) (x)
2.13%, 12/31/2022(q)	4,137	4,043	Merrill Lynch Repurchase Agreement on	289	289
2.13%, 2/29/2024(q)	28,947	28,035	securities sold short; 1.10% dated
2.38%, 8/15/2024(q)	3,346	3,275	03/27/2018 (collateralized by Mexico
2.63%, 5/15/2021(q)	1,119	1,122	Government International Bond; $281,093;
2.75%, 4/30/2023(q)	3,990	4,005	4.15%; dated 03/28/27) (x)
2.75%, 5/31/2023(q)	17,707	17,778	Merrill Lynch Repurchase Agreement on	478	477
2.88%, 5/15/2028(q)	1,459	1,465	securities sold short; 1.10% dated
3.00%, 2/15/2047	773	775	4/17/2018 (collateralized by Mexico
		$165,421	Government International Bond; $468,158;
U.S. Treasury Bill - 4.71%			4.15%; dated 03/28/27) (x)
1.20%, 6/21/2018(b),(q),(u)	21,000	20,980	Merrill Lynch Repurchase Agreement on	1,427	1,424
1.72%, 12/6/2018(u),(v)	850	841	securities sold short; 1.25% dated
1.87%, 9/20/2018(q),(u)	35,680	35,471	4/17/2018 maturing 6/1/2018
1.94%, 10/18/2018(u)	26,400	26,200	(collateralized by Colombia Government
1.94%, 10/25/2018(q),(u)	29,500	29,265	International Bond; $1,375,896; 3.88%;
			dated 04/25/27)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

REPURCHASE AGREEMENTS (continued)	Maturity		REPURCHASE AGREEMENTS	Maturity
	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Merrill Lynch Repurchase Agreement on	$1,256	$1,253	Merrill Lynch Repurchase Agreement on	$8,475	$8,475
securities sold short; 1.25% dated			securities sold short; 1.82% dated
3/23/2018 (collateralized by Mexico			5/31/2018 maturing 6/1/2018
Government International Bond;			(collateralized by United States Treasury
$1,242,051; 4.13%; dated 01/21/26) (x)			Note/Bond; $8,473,547; 1.88%; dated
Merrill Lynch Repurchase Agreement on	821	821	12/15/20)
securities sold short; 1.25% dated 6/1/2018			Merrill Lynch Repurchase Agreement on	7,696	7,696
(collateralized by Colombia Government			securities sold short; 1.80% dated
International Bond; $824,180; 3.88%;			5/31/2018 maturing 6/1/2018
dated 04/25/27) (x)			(collateralized by United States Treasury
Merrill Lynch Repurchase Agreement on	1,045	1,043	Note/Bond; $7,700,250; 2.00%; dated
securities sold short; 1.25% dated			01/31/20)
4/19/2018 (collateralized by Mexico			Merrill Lynch Repurchase Agreement on	11,515	11,515
Government International Bond; $992,393;			securities sold short; 1.82% dated
5.55%; dated 01/21/45) (x)			5/31/2018 maturing 6/1/2018
Merrill Lynch Repurchase Agreement on	1,021	1,019	(collateralized by United States Treasury
securities sold short; 1.25% dated			Note/Bond; $11,524,388; 3.63%; dated
4/25/2018 (collateralized by Mexico			02/15/21)
Government International Bond; $992,393;			Merrill Lynch Repurchase Agreement; 1.82%	6,069	6,068
5.55%; dated 01/21/45) (x)			dated 5/31/2018 maturing 6/1/2018
Merrill Lynch Repurchase Agreement on	504	504	(collateralized by United States Treasury
securities sold short; 1.25% dated			Note/Bond; $6,068,923; 1.88%; dated
4/27/2018 (collateralized by Mexico			10/31/22)
Government International Bond; $496,197;			Merrill Lynch Repurchase Agreement on	24,128	24,127
5.55%; dated 01/21/45) (x)			securities sold short; 1.82% dated
Merrill Lynch Repurchase Agreement on	976	974	5/31/2018 maturing 6/1/2018
securities sold short; 1.35% dated			(collateralized by United States Treasury
4/20/2018 (collateralized by Colombia			Note/Bond; $24,141,190; 1.00%; dated
Government International Bond; $956,604;			09/30/19)
5.00%; dated 06/15/45) (x)			Merrill Lynch Repurchase Agreement on	19,038	19,037
Merrill Lynch Repurchase Agreement on	546	546	securities sold short; 1.82% dated
securities sold short; 1.45% dated 6/1/2018			5/31/2018 maturing 6/1/2018
(collateralized by Mexico Government			(collateralized by United States Treasury
International Bond; $536,831; 3.75%;			Note/Bond; $19,068,110; 2.63%; dated
dated 01/11/28) (x)			02/28/23)
Merrill Lynch Repurchase Agreement on	971	968			$175,944
securities sold short; 1.50% dated			TOTAL REPURCHASE AGREEMENTS		$175,944
3/23/2018 (collateralized by Mexico			TOTAL PURCHASED OPTIONS - 0.21%		$5,792
Government International Bond; $946,294;			TOTAL PURCHASED INTEREST RATE SWAPTIONS -
3.75%; dated 01/11/28) (x)			0.00%		$31
Merrill Lynch Repurchase Agreement on	13,925	13,924	Total Investments		$3,054,991
securities sold short; 1.68% dated			Other Assets and Liabilities - (12.14)%		$(330,665)
5/31/2018 maturing 6/1/2018			TOTAL NET ASSETS - 100.00%		$2,724,326
(collateralized by United States Treasury
Note/Bond; $13,944,287; 1.63%; dated
10/31/23)			(a) Non-income producing security
Merrill Lynch Repurchase Agreement on	11,339	11,339	(b)	Security or a portion of the security was pledged as collateral for short
securities sold short; 1.74% dated			sales. At the end of the period, the value of these securities totaled
5/31/2018 maturing 6/1/2018			$116,632 or 4.28% of net assets.
(collateralized by United States Treasury			(c)	Security exempt from registration under Rule 144A of the Securities Act of
Note/Bond; $11,340,452; 1.38%; dated			1933. These securities may be resold in transactions exempt from
09/15/20)			registration, normally to qualified institutional buyers. At the end of the
Merrill Lynch Repurchase Agreement on	10,812	10,811	period, the value of these securities totaled $292,095 or 10.72% of net
securities sold short; 1.74% dated			assets.
5/31/2018 maturing 6/1/2018			(d)	Fair value of these investments is determined in good faith by the Manager
(collateralized by United States Treasury			under procedures established and periodically reviewed by the Board of
Note/Bond; $10,814,607; 1.50%; dated			Directors. Certain inputs used in the valuation may be unobservable;
08/15/20)			however, each security is evaluated individually for purposes of ASC 820
Merrill Lynch Repurchase Agreement on	15,669	15,668	which results in not all securities being identified as Level 3 of the fair
securities sold short; 1.75% dated			value hierarchy. At the end of the period, the fair value of these securities
5/31/2018 maturing 6/1/2018			totaled $25,706 or 0.94% of net assets.
(collateralized by United States Treasury			(e)	Security or a portion of the security was pledged to cover margin
Note/Bond; $15,734,649; 2.38%; dated			requirements for options contracts. At the end of the period, the value of
05/15/27)			these securities totaled $1,499 or 0.06% of net assets.
Merrill Lynch Repurchase Agreement on	3,786	3,786	(f)	The value of these investments was determined using significant
securities sold short; 1.77% dated			unobservable inputs.
5/31/2018 maturing 6/1/2018			(g)	Restricted Security. Please see Restricted Security Sub-Schedule for more
(collateralized by United States Treasury			information.
Note/Bond; $3,797,570; 1.88%; dated			(h) Current yield shown is as of period end.
08/31/24)			(i)	All or a portion of this security is owned by the GMS Cayman
Corporation, which is a 100% owned subsidiary of the fund.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

(j)	Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the		Portfolio Summary (unaudited)
outstanding voting shares of the security). Please see affiliated sub-		Sector			Percent
schedule for transactional information.		Government			20.14%
(k)	Perpetual security. Perpetual securities pay an indefinite stream of	Investment Companies			18.39%
interest, but they may be called by the issuer at an earlier date.		Financial			16.57%
(l)	Payment in kind; the issuer has the option of paying additional securities	Consumer, Non-cyclical			9.65%
in lieu of cash.		Industrial			7.56%
(m)	Certain variable rate securities are not based on a published reference	Consumer, Cyclical			7.53%
rate and spread but are determined by the issuer or agent and are based		Communications			6.57%
on current market conditions. These securities do not indicate a reference		Mortgage Securities			6.17%
rate and spread in their description.		Technology			5.51%
(n) Security is an Interest Only Strip.		Basic Materials			4.48%
(o)	Rate shown is the rate in effect as of period end. The rate may be based on	Energy			4.12%
a fixed rate and may convert to a variable rate or floating rate in the		Asset Backed Securities			3.24%
future.		Utilities			1.84%
(p) Security purchased on a when-issued basis.		Purchased Options			0.21%
(q)	Security or portion of the security was pledged as collateral for reverse	Diversified			0.16%
repurchase agreements. At the end of the period, the value of these		Purchased Interest Rate Swaptions			0.00%
securities totaled $196,193 or 7.20% of net assets.		Investments Sold Short			(21.55)%
(r)	Rate information disclosed is based on an average weighted rate as of	Other Assets and Liabilities			9.41%
period end.		TOTAL NET ASSETS			100.00%
(s)	This Senior Floating Rate Note will settle after May 31, 2018, at which time the interest rate will be determined.
(t)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements for additional information.
(u)	Rate shown is the discount rate of the original purchase.
(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $841 or 0.03% of net assets.
(w) Security is a Principal Only Strip.
(x)	Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
(y)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $29,610 or 1.09% of net assets.

Affiliated Securities	August 31, 2017	Purchases	Sales		May 31, 2018
	Value	Cost	Proceeds		Value
Principal Government Money Market Fund 1.64%	$—	$1,496,542	$1,029,785		$466,757
	$—	$1,496,542	$1,029,785		$466,757

	Realized Gain/Loss	Realized Gain from			Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%	$2,707	$—		$—	$—
	$2,707	$—		$—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date	Cost	Value		Percent of Net Assets
AerGen Aviation Finance Ltd	3/1/2017	$1,215		$—	0.00%
Airbnb, Inc	6/24/2015	157		177	0.01%
Birst Inc	6/15/2017	23		4	0.00%
DraftKings Inc	12/4/2014	89		106	0.00%
Dropbox Inc - B Shares	1/28/2014	51		53	0.00%
Element Comm Aviation	6/15/2015	2,800	2,773		0.10%
Forward Venture Services LLC	11/20/2014	170		272	0.01%
General Assembly Space, Inc	7/31/2015	107		147	0.01%
Goodman Networks Inc	6/1/2017	—		213	0.01%
Goodman Networks Inc	6/1/2017	—		—	0.00%
Jand Inc	4/23/2015	43		53	0.00%
Jand Inc	4/23/2015	19		23	0.00%
Klarna Holding AB	8/7/2015	89		114	0.00%
Lithium Technology Corp	4/16/2015	21		18	0.00%
Marklogic Corp	4/27/2015	172		148	0.01%
Panera Bread Co	01/26/2012-07/19/2017	—		17	0.00%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Restricted Securities (continued)

Security Name					Acquisition Date					Cost	Value	Percent of Net Assets
Pinterest Inc					3/16/2015					$627	$604	0.02%
SunEdison Inc					1/8/2018					417	8	0.00%
SunEdison Inc					1/8/2018					855	13	0.00%
SunEdison Inc					1/8/2018					1,425	28	0.00%
Uber Technologies Inc					6/5/2014					236	608	0.02%
Veracode Inc					4/18/2017					24	24	0.00%
VICI Properties Inc					11/29/2017					4,464	4,691	0.17%
WeWork Cos Inc					12/8/2014					6	19	0.00%
WeWork Cos Inc Series D-1					12/8/2014					81	252	0.01%
WeWork Cos Inc Series D-2					12/8/2014					64	198	0.01%
Zuora Inc - B Shares					1/15/2015					156	455	0.02%
Total											$11,018	0.40%
Amounts in thousands.
Options

Purchased Options		Contracts/			Notional				Expiration	Upfront		Unrealized
Outstanding	Counterparty	Shares	Amount		Exercise Price				Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Call - Canadian Bank	N/A	38	CAD		95		CAD	98.00	3/19/2019	$2	$3	$1
Acceptance Future; March
2019
Call - US 5 Year Note	N/A	43			$43			$114.50	6/25/2018	6	6	—
Future; September 2018
Put - US 10 Year Note 1st	N/A	3			$3			$120.25	6/4/2018	—	—	—
W Future; September
2018
Put - iShares Russell 2000	N/A	2,649			$265			$140.00	7/2/2018	603	40	(563)
ETF
Put - S&P 500 Index	N/A	158			$16			$2,400.00	12/24/2018	1,365	662	(703)
Put - S&P 500 Index	N/A	182			$18			$2,325.00	9/24/2018	1,515	284	(1,231)
Put - S&P 500 Index	N/A	121			$12			$2,500.00	3/18/2019	1,230	937	(293)
Put - S&P 500 Index	N/A	153			$15			$2,525.00	6/18/2018	729	41	(688)
Put - S&P 500 Index	N/A	150			$15			$2,450.00	6/24/2019	1,173	1,320	147
Put - Whiting Pete	N/A	182			$18			$37.00	6/18/2018	41	—	(41)
Corporation
Call - EUR versus JPY	Barclays Bank		1	EUR	3,765		EUR	128.00	8/30/2018	50	70	20
	PLC
Call - GBP versus USD	Barclays Bank		1	GBP	1,145	GBP		1.39	7/17/2018	11	2	(9)
	PLC
Call - NZD versus USD	Barclays Bank		1	NZD	1,888		NZD	0.71	6/27/2018	10	5	(5)
	PLC
Call - USD versus CNH	Barclays Bank		1		$3,389			$6.45	10/25/2018	31	41	10
	PLC
Call - USD versus CNH	Barclays Bank		1		$1,883			$6.45	10/25/2018	17	22	5
	PLC
Call - USD versus CNH	Barclays Bank		1		$3,815			$6.45	10/25/2018	43	46	3
	PLC
Call - USD versus CNH	Barclays Bank		1		$7,630			$6.45	10/25/2018	76	91	15
	PLC
Call - USD versus CNH	Barclays Bank		1		$12,148			$6.45	10/25/2018	117	145	28
	PLC
Put - EUR versus GBP	Deutsche Bank AG		1	EUR	2,339		EUR	0.90	1/15/2019	82	87	5
Put - EUR versus JPY	Barclays Bank		1	EUR	3,815		EUR	130.00	7/6/2018	73	121	48
	PLC
Put - EUR versus JPY	Barclays Bank		1	EUR	3,931		EUR	133.00	7/6/2018	67	220	153
	PLC
Put - EUR versus SEK	Barclays Bank		1	EUR	7,630		EUR	10.15	10/8/2018	99	90	(9)
	PLC
Put - EUR versus SEK	Barclays Bank		1	EUR	1,526		EUR	10.25	10/26/2018	21	28	7
	PLC
Put - EUR versus SEK	Barclays Bank		1	EUR	1,888		EUR	10.00	9/13/2018	27	10	(17)
	PLC
Put - EUR versus SEK	Barclays Bank		1	EUR	5,663		EUR	10.00	9/13/2018	79	30	(49)
	PLC
Put - EUR versus SEK	Barclays Bank		1	EUR	7,630		EUR	10.10	10/4/2018	95	74	(21)
	PLC
Put - EUR versus SEK	Barclays Bank		1	EUR	5,723		EUR	10.25	10/15/2018	87	99	12
	PLC
Put - EUR versus USD	Barclays Bank		1	EUR	10,369		EUR	1.23	6/6/2018	130	632	502
	PLC
Put - EUR versus USD	Barclays Bank		1	EUR	3,111		EUR	1.23	6/6/2018	39	190	151
	PLC
Put - EUR versus USD	Barclays Bank		1	EUR	5,648		EUR	1.17	8/24/2018	76	82	6
	PLC

See accompanying notes.

					Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Options (continued)

Purchased Options		Contracts/			Notional				Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares			Amount	Exercise Price			Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Put - EUR versus USD	Barclays Bank	1		EUR	3,765		EUR	1.16	8/28/2018	$39		$42		$3
	PLC
Put - GBP versus USD	Barclays Bank	1		GBP	1,908	GBP		1.41	7/17/2018	20		149		129
	PLC
Put - USD versus BRL	Barclays Bank	1			$2,406			$3.28	11/14/2018	40		6		(34)
	PLC
Put - USD versus BRL	Barclays Bank	1			$3,815			$3.28	11/14/2018	48		9		(39)
	PLC
Put - USD versus BRL	Barclays Bank	1			$7,530			$3.28	11/14/2018	43		17		(26)
	PLC
Put - USD versus BRL	Barclays Bank	1			$6,015			$3.28	11/13/2018	95		13		(82)
	PLC
Put - USD versus BRL	Barclays Bank	1			$4,530			$3.20	11/13/2018	81		5		(76)
	PLC
Put - USD versus CHF	Barclays Bank	1			$3,815			$0.95	7/19/2018	36		6		(30)
	PLC
Put - USD versus CHF	Barclays Bank	1			$3,052			$0.95	7/19/2018	30		5		(25)
	PLC
Put - USD versus IDR	Barclays Bank	1			$7,630			$13,700.00	8/1/2018	22		23		1
	PLC
Put - USD versus IDR	Barclays Bank	1			$7,630			$13,700.00	8/1/2018	25		24		(1)
	PLC
Call - 90 Day Eurodollar	N/A	1,510			$3,775			$98.25	6/19/2018	87		9		(78)
Future; June 2018
Call - 90 Day Eurodollar	N/A	264			$660			$98.25	9/18/2018	33		1		(32)
Future; September 2018
Call - 90 Day Eurodollar;	N/A	75			$188			$97.50	10/15/2018	7		14		7
December 2018
Call - Eurodollar, Mid-	N/A	229			$573			$97.50	12/17/2018	56		47		(9)
Curve 1 Yr; December
2019
Put - Euribor Mid-Curve	N/A	150	EUR		375		EUR	99.13	9/17/2018	19		12		(7)
3yr; September 2021
Put - Euribor Mid-Curve	N/A	75	EUR		188		EUR	99.38	9/17/2018	15		18		3
3yr; September 2021
Put - Eurodollar, Mid-	N/A	25			$63			$97.13	6/18/2018	2		1		(1)
Curve 1 Yr; June 2019
Put - Eurodollar, Mid-	N/A	60			$150			$97.00	6/18/2018	20		3		(17)
Curve 2 Yr Future; June
2020
Put - US 10 Year Note;	N/A	105			$105			$118.50	6/25/2018	13		5		(8)
September 2018
Put - US 5 Year Note;	N/A	162			$162			$112.75	6/25/2018	11		5		(6)
September 2018
Total										$8,636		$5,792		$(2,844)

Written Options		Contracts/	Notional						Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount			Exercise Price			Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Call - US 5 Year Note	N/A	43			$43			$114.00	6/25/2018	$(12	) $	(13	) $	(1)
Future; September 2018
Put - US 10 Year Note 1st	N/A	3			$3			$120.00	6/4/2018	—		—		—
W Future; September
2018
Put - US 10 Year Note 1st	N/A	3			$3			$119.75	6/4/2018	—		—		—
W Future; September
2018
Put- USD versus ZAR	Barclays Bank	2,635,500			$2,636			$12.30	11/7/2018	(42)		(41)		1
	PLC
Call - AmTrust Financial	N/A	13			$1			$15.00	6/18/2018	—		—		—
Services
Call - Apple Inc	N/A	19			$2			$190.00	8/20/2018	(8)		(11)		(3)
Put - iShares Russell 2000	N/A	2,649			$265			$120.00	7/2/2018	(165)		(5)		160
ETF
Put - S&P 500 Index	N/A	121			$12			$2,300.00	3/18/2019	(786)		(558)		228
Put - S&P 500 Index	N/A	150			$15			$2,175.00	6/24/2019	(609)		(702)		(93)
Put - S&P 500 Index	N/A	153			$15			$2,325.00	6/18/2018	(364)		(10)		354
Put - S&P 500 Index	N/A	79			$8			$2,150.00	12/24/2018	(364)		(155)		209
Put - S&P 500 Index	N/A	91			$9			$2,075.00	9/24/2018	(375)		(57)		318
Call - EUR versus JPY	Barclays Bank	1		EUR	1,572		EUR	140.00	7/6/2018	(23)		—		23
	PLC
Call - EUR versus JPY	Barclays Bank	1		EUR	3,815		EUR	133.00	7/6/2018	(42)		(3)		39
	PLC

See accompanying notes.

					Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Options (continued)

Written Options		Contracts/			Notional				Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount		Exercise Price				Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Call - EUR versus SEK	Barclays Bank		1	EUR	3,815		EUR	10.70	1/8/2019	$(46	) $	(41	) $	5
	PLC
Call - EUR versus USD	Barclays Bank		1	EUR	5,540		EUR	1.23	6/6/2018	(51)		—		51
	PLC
Call - EUR versus USD	Barclays Bank		1	EUR	5,540		EUR	1.23	6/6/2018	(62)		—		62
	PLC
Call - EUR versus USD	Barclays Bank		1	EUR	2,400		EUR	1.23	6/6/2018	(28)		—		28
	PLC
Call - GBP versus USD	Barclays Bank		1	GBP	1,908	GBP		1.46	7/17/2018	(24)		—		24
	PLC
Call - NZD versus USD	Barclays Bank		1	NZD	1,888		NZD	0.75	6/27/2018	(9)		—		9
	PLC
Call - USD versus JPY	Barclays Bank		1		$1,130			$114.00	11/22/2018	(7)		(3)		4
	PLC
Put - EUR versus GBP	Barclays Bank		1	EUR	763		EUR	0.86	10/26/2018	(9)		(7)		2
	PLC
Put - EUR versus GBP	Barclays Bank		1	EUR	2,289		EUR	0.87	7/20/2018	(24)		(14)		10
	PLC
Put - EUR versus GBP	Barclays Bank		1	EUR	1,888		EUR	0.87	9/13/2018	(24)		(20)		4
	PLC
Put - EUR versus HUF	Barclays Bank		1	EUR	1,510		EUR	310.00	9/13/2018	(15)		(4)		11
	PLC
Put - EUR versus JPY	Barclays Bank		1	EUR	3,765		EUR	123.00	8/30/2018	(48)		(40)		8
	PLC
Put - EUR versus PLN	Barclays Bank		1	EUR	1,510		EUR	4.18	9/13/2018	(13)		(3)		10
	PLC
Put - EUR versus SEK	Barclays Bank		1	EUR	7,630		EUR	9.90	10/8/2018	(37)		(33)		4
	PLC
Put - EUR versus USD	Barclays Bank		1	EUR	1,888		EUR	1.22	9/13/2018	(25)		(87)		(62)
	PLC
Put - EUR versus USD	Barclays Bank		1	EUR	763		EUR	1.20	10/26/2018	(8)		(25)		(17)
	PLC
Put - GBP versus USD	Barclays Bank		1	GBP	2,289	GBP		1.39	7/17/2018	(19)		(135)		(116)
	PLC
Put - NZD versus USD	Barclays Bank		1	NZD	1,888		NZD	0.71	6/27/2018	(10)		(22)		(12)
	PLC
Put - NZD versus USD	Barclays Bank		1	NZD	3,052		NZD	0.71	6/8/2018	(11)		(30)		(19)
	PLC
Put - USD versus MXN	Barclays Bank		1		$5,648			$18.50	11/7/2018	(41)		(30)		11
	PLC
Put - USD versus ZAR	Barclays Bank		1		$7,530			$12.30	11/7/2018	(134)		(118)		16
	PLC
Put - USD versus ZAR	Barclays Bank		1		$3,012			$12.30	11/7/2018	(52)		(48)		4
	PLC
Call - 90 Day Eurodollar	N/A	75			$188			$97.75	10/15/2018	(2)		(4)		(2)
Future; December 2018
Call - 90 Day Eurodollar	N/A	75			$188			$97.63	9/18/2018	(5)		(11)		(6)
Future; September 2018
Call - Eurodollar, Mid-	N/A	20			$50			$97.25	6/18/2018	(6)		(2)		4
Curve 3 Year Future; June
2021
Call - Eurodollar, Mid-	N/A	152			$380			$97.25	12/17/2018	(63)		(58)		5
Curve 3 Year Future;
December 2021
Call - US 10 Year Note	N/A	105			$105			$120.50	6/25/2018	(13)		(51)		(38)
Future; September 2018
Call - US 5 Year Note	N/A	91			$91			$113.00	6/25/2018	(15)		(86)		(71)
Future; September 2018
Call - US 5 Year Note	N/A	39			$39			$113.50	6/25/2018	(5)		(21)		(16)
Future; September 2018
Put - Euribor Mid-Curve	N/A	150	EUR		375		EUR	99.00	9/17/2018	(9)		(7)		2
3Year Future; September
2021
Put - Euribor Mid-Curve	N/A	75	EUR		188		EUR	99.25	9/17/2018	(9)		(11)		(2)
3Year Future; September
2021
Total										$(3,614	) $	(2,466	) $	1,148

Amounts in thousands except contracts/shares.

See accompanying notes.

			Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Interest Rate Swaptions

			Pay/
			Receive
Purchased Swaptions		Floating Rate	Floating	Notional		Exercise	Expiration	Upfront		Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount		Rate	Date	Payments/(Receipts)		Value	Appreciation/(Depreciation)
Call - 10 Year	Morgan Stanley & Co	3 Month	Pay		$24,000	2.80%	6/5/2018	$209		$9	$(200)
Interest Rate Swap		LIBOR
Call - 2 Year Interest	Bank of America NA	SAFE South	Pay	ZAR	132,866	7.20%	6/5/2018	31		19	(12)
Rate Swap		Africa
		Johannesburg
		Interbank
		Agreed Rate 3
		Month
Call - 2 Year Interest	Bank of America NA	SAFE South	Pay		420,000	6.60%	8/27/2018	74		2	(72)
Rate Swap		Africa
		Johannesburg
		Interbank
		Agreed Rate 3
		Month
Call - 2 Year Interest	Barclays Bank PLC	MXN TIIE	Pay	MXN	269,195	6.60% 8/13/2018		67		—	(67)
Rate Swap		Banxico
Call - 2 Year Interest	Barclays Bank PLC	MXN TIIE	Pay		296,117	6.60% 8/13/2018		81		1	(80)
Rate Swap		Banxico
Call - 3 Year Interest	Bank of America NA	MXN TIIE	Pay		251,104	6.60%	8/13/2018	66		—	(66)
Rate Swap		Banxico
Total								$528		$31	$(497)

			Pay/
			Receive
Written Swaptions		Floating Rate	Floating	Notional		Exercise	Expiration	Upfront		Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount		Rate	Date	Payments/(Receipts)		Value	Appreciation/(Depreciation)
Call - 10 Year	Morgan Stanley & Co	3 Month	Receive		$24,000	2.50%	6/5/2018	$(55)	$	— $	55
Interest Rate Swap		LIBOR
Total								$(55)	$	— $	55

Amounts in thousands.

Futures Contracts

Description and Expiration Date			Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2018			Short		254		$61,874	$			151
90 Day Eurodollar; December 2019			Long		150		36,433				69
90 Day Eurodollar; December 2019			Short		53		12,873				27
90 Day Eurodollar; December 2021			Short		150		36,405				(79)
90 Day Eurodollar; June 2019			Short		2,772		674,081				3,067
90 Day Eurodollar; June 2019			Short		150		36,476				15
90 Day Eurodollar; June 2019			Long		15		3,648				7
90 Day Eurodollar; March 2019			Short		248		60,360				66
90 Day Eurodollar; March 2019			Long		150		36,508				47
90 Day Eurodollar; March 2020			Short		43		10,443				(4)
90 Day Eurodollar; September 2018			Short		170		41,465				77
90 Day Eurodollar; September 2019			Short		58		14,095				35
90 Day Eurodollar; September 2020			Short		40		9,713				14
90 Day Short Sterling; December 2018			Long		105		17,310				33
90 Day Short Sterling; December 2019			Short		12		1,973				(5)
90 Day Short Sterling; December 2019			Long		519		85,327				8
90 Day Short Sterling; June 2019			Long		47		7,738				10
90 Day Short Sterling; June 2019			Long		1,270		209,092				271
90 Day Short Sterling; June 2019			Short		58		9,549				(5)
90 Day Short Sterling; March 2019			Long		95		15,652				42
90 Day Short Sterling; March 2020			Short		7		1,150				(3)
90 Day Short Sterling; September 2018			Long		124		20,456				35
90 Day Short Sterling; September 2019			Short		12		1,974				(6)
AEX Index; June 2018			Short		4		516				9
ASX 90 Day Bank Bill; June 2019			Short		8		6,019				—
Australia 10 Year Bond; June 2018			Long		22		2,146				6
Australia 10 Year Bond; June 2018			Short		193		18,829				(189)
Australia 10 Year Bond; June 2018			Short		164		16,000				(227)
BIST 30 Index; June 2018			Short		17		47				1

See accompanying notes.

	Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Futures Contracts (continued)

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
CAC40 Index; June 2018	Short	20	$1,257	$27
CAC40 Index; June 2018	Long	125	7,859	(186)
Canada 10 Year Bond; September 2018	Short	160	16,775	(382)
Canada 10 Year Bond; September 2018	Long	9	944	(4)
Canadian Bank Acceptance; December 2018	Long	3	566	—
Canadian Bank Acceptance; June 2019	Long	8	1,505	—
Canadian Bank Acceptance; June 2019	Long	6	1,129	1
Canadian Bank Acceptance; March 2019	Long	8	1,507	1
Canadian Bank Acceptance; September 2018	Short	3	567	(1)
DAX Index; June 2018	Short	12	4,423	(51)
DAX Index; June 2018	Long	58	21,379	(581)
DJ Euro Stoxx 50; June 2018	Short	316	12,586	(68)
DJ Euro Stoxx 50; June 2018	Long	428	17,047	(587)
DJ Euro Stoxx 50; June 2018	Long	17	677	(21)
E-Mini DJIA Index; June 2018	Short	100	12,209	(44)
eMini MSCI Emerging Markets; June 2018	Short	301	16,882	1,091
Euribor; December 2019	Long	16	4,679	5
Euribor; June 2019	Long	1,384	405,298	91
Euribor; June 2019	Long	28	8,200	—
Euribor; June 2019	Long	24	7,028	—
Euribor; March 2019	Long	12	3,516	—
Euribor; March 2020	Long	13	3,799	5
Euribor; September 2018	Short	4	1,172	—
Euribor; September 2019	Long	17	4,975	3
Euro Bund 10 Year Bund; June 2018	Long	130	24,641	173
Euro Bund 10 Year Bund; June 2018	Short	109	20,661	(484)
Euro Bund 10 Year Bund; September 2018	Long	22	4,169	7
Euro Buxl 30 Year Bond; June 2018	Short	5	998	(52)
FTSE KLCI Index; June 2018	Short	27	586	21
FTSE/JSE Top 40; June 2018	Long	3	118	(5)
FTSE/MIB Index; June 2018	Long	34	4,328	(94)
FTSE100 Index; June 2018	Long	6	612	1
FTSE100 Index; June 2018	Long	343	34,973	568
FTSE100 Index; June 2018	Short	83	8,463	(368)
Hang Seng Index; June 2018	Long	17	3,305	(11)
Hang Seng Index; June 2018	Long	33	6,416	(1)
HSCEI China Index; June 2018	Short	5	380	3
IBEX 35 Index; June 2018	Long	12	1,325	(97)
Japan 10 Year Bond TSE; June 2018	Short	18	24,980	(63)
Japan Topix Index; June 2018	Long	56	8,980	157
Japan Topix Index; June 2018	Long	133	21,328	(132)
Japan Topix Index; June 2018	Short	235	37,685	(516)
KOSPI 200 Index; June 2018	Short	2	144	—
Mex Bolsa Index; June 2018	Short	8	180	18
MSCI Singapore Index; June 2018	Long	32	936	(20)
MSCI Taiwan Index; June 2018	Long	4	158	(3)
Nasdaq 100 E-Mini; June 2018	Long	5	698	1
Nasdaq 100 E-Mini; June 2018	Long	193	26,931	278
Nikkei 225 OSE; June 2018	Long	79	16,114	49
OMXS30 Index; June 2018	Short	29	508	16
Russell 2000 Emini; June 2018	Long	376	30,723	879
Russell 2000 Emini; June 2018	Long	82	6,700	221
Russell 2000 Emini; June 2018	Short	252	20,591	(716)
S&P 500 Emini; June 2018	Long	19	2,570	(18)
S&P 500 Emini; June 2018	Short	94	12,716	392
S&P 500 Emini; June 2018	Short	59	7,981	36
S&P 500 Emini; June 2018	Short	64	8,658	(233)
S&P 500 Emini; June 2018	Short	13	1,759	54
S&P Mid 400 Emini; June 2018	Short	20	3,894	16
SET50 Index; June 2018	Long	50	356	(8)
SPI 200 Index; June 2018	Short	32	3,640	(78)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Futures Contracts (continued)

Description and Expiration Date		Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)

UK 10 Year Gilt; September 2018		Short	15	$2,462	$		(4)
UK 10 Year Gilt; September 2018		Long	81	13,294			3
US 10 Year Note; September 2018		Short	590	71,058			(757)
US 10 Year Note; September 2018		Short	47	5,661			(2)
US 10 Year Note; September 2018		Short	18	2,168			(1)
US 10 Year Note; September 2018		Long	189	22,763			105
US 10 Year Ultra Note; September 2018		Long	64	8,214			8
US 2 Year Note; September 2018		Long	587	124,582			452
US 5 Year Note; September 2018		Short	87	9,908			(45)
US Long Bond; September 2018		Long	14	2,032			7
US Long Bond; September 2018		Short	76	11,029			(50)
US Long Bond; September 2018		Short	222	32,218			(674)
US Ultra Bond; September 2018		Short	52	8,294			(25)
US Ultra Bond; September 2018		Short	22	3,509			(5)
Total					$		1,774

Amounts in thousands except contracts.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept	Currency to Deliver		Asset	Liability
ANZ Stockbroking	6/20/2018		$25,259	JPY	2,671,292	$673	$—
Bank of America NA	6/22/2018	AUD	34,717		$27,213	—	(959)
Bank of America NA	6/22/2018		$38,785	AUD	50,611	511	—
Bank of America NA	6/22/2018	AUD	3,904		$2,946	6	—
Bank of America NA	6/22/2018		$30,419	AUD	40,498	—	(207)
Bank of America NA	6/22/2018		$6,426	GBP	4,837	—	(10)
Bank of America NA	6/22/2018		$29,779	GBP	21,964	556	—
Bank of America NA	6/22/2018	GBP	54,632		$76,509	—	(3,822)
Bank of America NA	6/22/2018	CAD	20,233		$15,779	—	(164)
Bank of America NA	6/22/2018		$3,249	CAD	4,234	—	(19)
Bank of America NA	6/22/2018	CAD	2,491		$1,914	8	—
Bank of America NA	6/22/2018		$52,823	CAD	68,103	265	—
Bank of America NA	6/22/2018		$102,124	EUR	85,235	2,342	—
Bank of America NA	6/22/2018	EUR	64,789		$80,235	—	(4,388)
Bank of America NA	6/22/2018		$30,334	EUR	26,085	—	(203)
Bank of America NA	6/22/2018	JPY	6,106,277		$56,051	160	—
Bank of America NA	6/22/2018	JPY	5,236,957		$49,568	—	(1,360)
Bank of America NA	6/22/2018		$6,678	JPY	707,203	168	—
Bank of America NA	6/22/2018		$45,419	JPY	4,996,577	—	(576)
Bank of America NA	6/22/2018	MXN	538,877		$29,159	—	(2,223)
Bank of America NA	6/22/2018		$16,326	MXN	310,664	798	—
Bank of America NA	6/22/2018	MXN	1,556		$78	—	—
Bank of America NA	6/22/2018		$4,751	NZD	6,606	129	—
Bank of America NA	6/22/2018	NZD	24,738		$17,986	—	(678)
Bank of America NA	6/22/2018		$11,855	NZD	17,158	—	(150)
Bank of America NA	6/22/2018	NZD	5,179		$3,603	21	—
Bank of America NA	6/22/2018		$9,468	CHF	9,366	—	(53)
Bank of America NA	6/22/2018	CHF	33,478		$35,503	—	(1,472)
Bank of America NA	6/22/2018	CHF	2,518		$2,535	25	—
Bank of America NA	6/22/2018		$60,555	CHF	58,688	897	—
Bank of New York Mellon	6/20/2018	GBP	4,200		$5,671	—	(83)
Bank of New York Mellon	6/20/2018		$798	GBP	590	13	—
Bank of New York Mellon	6/20/2018		$15,986	EUR	12,840	957	—
Bank of New York Mellon	6/20/2018	EUR	355		$441	—	(25)
Bank of New York Mellon	6/20/2018		$2,982	JPY	328,000	—	(37)
Bank of New York Mellon	6/20/2018		$377	JPY	40,000	9	—
Bank of New York Mellon	6/20/2018	JPY	46,850		$424	7	—
Bank of New York Mellon	6/22/2018		$123	ZAR	1,514	4	—
Bank of New York Mellon	7/20/2018		$3,188	ZAR	45,121	—	(336)
Bank of New York Mellon	7/20/2018	ZAR	45,121		$3,201	323	—
Bank of New York Mellon	8/14/2018		$1,921	EUR	1,596	45	—
Bank of New York Mellon	8/14/2018	EUR	1,596		$1,970	—	(94)
Bank of New York Mellon	9/20/2018	EUR	482		$594	—	(26)
Bank of New York Mellon	9/20/2018		$11,352	EUR	9,461	199	—
Bank of New York Mellon	9/20/2018		$5,521	CHF	5,360	27	—
Bank of New York Mellon	9/21/2018	EUR	10,029		$12,535	—	(711)
Bank of New York Mellon	9/21/2018		$12,488	EUR	10,029	664	—
Bank of New York Mellon	9/26/2018	GBP	1,110		$1,585	—	(101)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Bank of New York Mellon	9/26/2018		$1,515	GBP	1,110	$32	$—
Bank of New York Mellon	10/5/2018		$1,217	EUR	1,016	18	—
Bank of New York Mellon	10/5/2018	EUR	1,016		$1,259	—	(60)
Bank of New York Mellon	11/2/2018		$5,598	EUR	4,608	147	—
Bank of New York Mellon	12/5/2018	EUR	6,105		$7,606	—	(364)
Bank of New York Mellon	12/5/2018		$7,445	EUR	6,105	203	—
Bank of New York Mellon	3/15/2019		$11,045	EUR	8,733	593	—
Bank of New York Mellon	4/18/2019		$4,132	EUR	3,243	239	—
Barclays Bank PLC	6/1/2018	AUD	753		$569	—	—
Barclays Bank PLC	6/1/2018		$566	AUD	753	—	(3)
Barclays Bank PLC	6/1/2018		$1,756	GBP	1,318	4	—
Barclays Bank PLC	6/1/2018	GBP	941		$1,247	4	—
Barclays Bank PLC	6/1/2018	GBP	377		$501	—	—
Barclays Bank PLC	6/1/2018		$10,238	CAD	13,188	67	—
Barclays Bank PLC	6/1/2018	CAD	488		$377	—	—
Barclays Bank PLC	6/1/2018		$1,843	CAD	2,370	15	—
Barclays Bank PLC	6/1/2018	CAD	1,468		$1,129	3	—
Barclays Bank PLC	6/1/2018		$753	CAD	970	5	—
Barclays Bank PLC	6/1/2018		$753	CAD	980	—	(3)
Barclays Bank PLC	6/1/2018	CAD	10,293		$8,008	—	(69)
Barclays Bank PLC	6/1/2018	CAD	1,132		$873	—	—
Barclays Bank PLC	6/1/2018	EUR	1,900		$2,237	—	(16)
Barclays Bank PLC	6/1/2018	EUR	6,401		$7,443	39	—
Barclays Bank PLC	6/1/2018	EUR	2,259		$2,635	6	—
Barclays Bank PLC	6/1/2018		$10,986	EUR	9,430	—	(37)
Barclays Bank PLC	6/1/2018		$1,330	EUR	1,130	10	—
Barclays Bank PLC	6/1/2018		$1,333	HUF	357,410	27	—
Barclays Bank PLC	6/1/2018	HUF	359,801		$1,330	—	(15)
Barclays Bank PLC	6/1/2018		$9	HUF	2,392	—	—
Barclays Bank PLC	6/1/2018		$753	JPY	82,215	—	(3)
Barclays Bank PLC	6/1/2018	JPY	81,785		$753	—	(1)
Barclays Bank PLC	6/1/2018	JPY	575,392		$5,255	34	—
Barclays Bank PLC	6/1/2018		$2,619	JPY	285,388	—	(4)
Barclays Bank PLC	6/1/2018		$29	JPY	3,154	—	—
Barclays Bank PLC	6/1/2018		$2,636	JPY	286,419	3	—
Barclays Bank PLC	6/1/2018		$1,848	NZD	2,636	4	—
Barclays Bank PLC	6/1/2018	NZD	2,636		$1,827	17	—
Barclays Bank PLC	6/1/2018		$3	PLN	11	—	—
Barclays Bank PLC	6/1/2018	PLN	3,320		$898	—	—
Barclays Bank PLC	6/1/2018		$903	PLN	3,309	7	—
Barclays Bank PLC	6/1/2018		$28	SEK	249	—	—
Barclays Bank PLC	6/1/2018	SEK	38,641		$4,381	—	—
Barclays Bank PLC	6/1/2018		$1,756	SEK	15,354	15	—
Barclays Bank PLC	6/1/2018		$2,634	SEK	23,038	22	—
Barclays Bank PLC	6/1/2018		$1,882	CHF	1,871	—	(16)
Barclays Bank PLC	6/1/2018	CHF	1,868		$1,882	13	—
Barclays Bank PLC	6/1/2018	CHF	3		$3	—	—
Barclays Bank PLC	6/4/2018		$144	AUD	190	—	—
Barclays Bank PLC	6/4/2018		$525	AUD	699	—	(4)
Barclays Bank PLC	6/4/2018	AUD	782		$588	3	—
Barclays Bank PLC	6/4/2018	AUD	107		$81	—	—
Barclays Bank PLC	6/4/2018	EUR	1,130		$1,316	4	—
Barclays Bank PLC	6/4/2018		$1,319	EUR	1,130	—	(1)
Barclays Bank PLC	6/4/2018	JPY	129,717		$1,194	—	(2)
Barclays Bank PLC	6/4/2018		$2,084	JPY	229,166	—	(23)
Barclays Bank PLC	6/4/2018	JPY	98,393		$890	14	—
Barclays Bank PLC	6/4/2018	NOK	974		$119	—	—
Barclays Bank PLC	6/4/2018		$482	NOK	3,943	—	—
Barclays Bank PLC	6/4/2018	NOK	23,824		$2,956	—	(44)
Barclays Bank PLC	6/4/2018		$2,593	NOK	20,990	28	—
Barclays Bank PLC	6/4/2018		$751	KRW	802,706	6	—
Barclays Bank PLC	6/4/2018	KRW	808,602		$751	—	(1)
Barclays Bank PLC	6/4/2018		$5	KRW	5,895	—	—
Barclays Bank PLC	6/4/2018		$2,730	SEK	23,912	19	—
Barclays Bank PLC	6/4/2018	SEK	3,367		$381	1	—
Barclays Bank PLC	6/4/2018		$692	SEK	6,109	—	(1)
Barclays Bank PLC	6/4/2018	SEK	30,090		$3,422	—	(10)
Barclays Bank PLC	6/4/2018		$381	SEK	3,367	—	(1)
Barclays Bank PLC	6/5/2018	CAD	607		$468	—	—
Barclays Bank PLC	6/5/2018		$470	CAD	604	4	—
Barclays Bank PLC	6/5/2018		$444	EUR	377	4	—
Barclays Bank PLC	6/5/2018	EUR	377		$444	—	(4)
Barclays Bank PLC	6/5/2018	HUF	119,270		$444	—	(8)
See accompanying notes.			92

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Barclays Bank PLC	6/5/2018		$444	HUF	119,136	$9	$—
Barclays Bank PLC	6/5/2018		$480	JPY	52,170	—	—
Barclays Bank PLC	6/5/2018	JPY	52,592		$483	1	—
Barclays Bank PLC	6/5/2018		$3,710	NZD	5,287	10	—
Barclays Bank PLC	6/5/2018	NZD	668		$470	—	(3)
Barclays Bank PLC	6/5/2018	NZD	7,944		$5,539	20	—
Barclays Bank PLC	6/5/2018	NZD	685		$479	—	—
Barclays Bank PLC	6/5/2018	NZD	203		$143	—	(1)
Barclays Bank PLC	6/5/2018		$2,908	NZD	4,213	—	(40)
Barclays Bank PLC	6/7/2018		$1,506	PHP	78,086	20	—
Barclays Bank PLC	6/7/2018		$753	PHP	39,051	10	—
Barclays Bank PLC	6/8/2018	GBP	1,694		$2,258	—	(5)
Barclays Bank PLC	6/8/2018		$440	EUR	377	—	—
Barclays Bank PLC	6/8/2018	EUR	4,535		$5,303	—	—
Barclays Bank PLC	6/8/2018	JPY	285,281		$2,619	4	—
Barclays Bank PLC	6/8/2018	JPY	81,740		$753	—	(1)
Barclays Bank PLC	6/8/2018	NZD	2,636		$1,848	—	(4)
Barclays Bank PLC	6/8/2018		$527	NZD	753	—	—
Barclays Bank PLC	6/8/2018		$1,055	NZD	1,506	1	—
Barclays Bank PLC	6/8/2018		$900	PLN	3,321	1	—
Barclays Bank PLC	6/8/2018	PLN	1,625		$440	—	—
Barclays Bank PLC	6/8/2018		$4,403	SEK	38,640	20	—
Barclays Bank PLC	6/8/2018	CHF	742		$753	—	—
Barclays Bank PLC	6/14/2018		$455	EUR	382	9	—
Barclays Bank PLC	6/14/2018	EUR	382		$440	6	—
Barclays Bank PLC	6/14/2018	EUR	11,607		$13,826	—	(247)
Barclays Bank PLC	6/14/2018		$440	JPY	47,982	—	(1)
Barclays Bank PLC	6/14/2018	JPY	49,747		$456	2	—
Barclays Bank PLC	6/28/2018		$1,974	ZAR	23,893	102	—
Barclays Bank PLC	6/28/2018		$2,964	ZAR	36,108	135	—
Barclays Bank PLC	6/28/2018		$1,526	ZAR	19,007	37	—
Barclays Bank PLC	6/28/2018	ZAR	4,782		$391	—	(16)
Barclays Bank PLC	6/28/2018	ZAR	14,297		$1,173	—	(53)
Barclays Bank PLC	6/28/2018	ZAR	17,039		$1,400	—	(65)
Barclays Bank PLC	7/3/2018		$406	PHP	20,965	8	—
Barclays Bank PLC	7/3/2018		$8,247	PHP	426,710	154	—
Barclays Bank PLC	7/3/2018	PHP	358,397		$6,932	—	(134)
Barclays Bank PLC	7/3/2018	PHP	301,735		$5,814	—	(91)
Barclays Bank PLC	7/3/2018		$2,735	PHP	140,695	66	—
Barclays Bank PLC	7/3/2018		$2,569	PHP	132,585	54	—
Barclays Bank PLC	7/3/2018	PHP	8,562		$161	1	—
Barclays Bank PLC	7/3/2018	PHP	22,532		$439	—	(12)
Barclays Bank PLC	7/3/2018		$438	PHP	22,977	2	—
Barclays Bank PLC	7/3/2018	PHP	52,984		$1,013	—	(8)
Barclays Bank PLC	7/3/2018		$405	PHP	21,099	5	—
Barclays Bank PLC	7/3/2018	PHP	23,013		$438	—	(2)
Barclays Bank PLC	7/3/2018		$426	ZAR	5,893	—	(35)
Barclays Bank PLC	7/3/2018	ZAR	11,565		$832	74	—
Barclays Bank PLC	7/3/2018		$832	ZAR	12,221	—	(125)
Barclays Bank PLC	7/3/2018	ZAR	6,024		$427	45	—
Barclays Bank PLC	7/6/2018		$81	TRY	332	8	—
Barclays Bank PLC	7/6/2018	TRY	6,355		$1,500	—	(114)
Barclays Bank PLC	7/6/2018	TRY	4,969		$1,199	—	(115)
Barclays Bank PLC	7/6/2018		$1,949	TRY	8,122	177	—
Barclays Bank PLC	7/6/2018	TRY	6,416		$1,500	—	(100)
Barclays Bank PLC	7/6/2018		$750	TRY	3,123	69	—
Barclays Bank PLC	7/6/2018		$1,500	TRY	6,162	156	—
Barclays Bank PLC	7/9/2018		$81	AUD	107	—	—
Barclays Bank PLC	7/9/2018		$873	CAD	1,130	—	—
Barclays Bank PLC	7/9/2018		$467	CAD	606	—	(1)
Barclays Bank PLC	7/9/2018		$1,194	JPY	129,403	1	—
Barclays Bank PLC	7/9/2018	JPY	52,044		$480	—	—
Barclays Bank PLC	7/9/2018		$479	NZD	685	—	—
Barclays Bank PLC	7/9/2018	NZD	3,934		$2,759	—	(7)
Barclays Bank PLC	7/9/2018	NZD	668		$467	—	—
Barclays Bank PLC	7/9/2018	NOK	3,937		$482	—	—
Barclays Bank PLC	7/9/2018		$1,707	SEK	15,011	—	(1)
Barclays Bank PLC	7/9/2018	SEK	3,357		$381	1	—
Barclays Bank PLC	7/12/2018		$1,526	CNH	9,602	30	—
Barclays Bank PLC	7/12/2018		$2,523	CNH	15,881	50	—
Barclays Bank PLC	7/12/2018	CNH	25,631		$4,049	—	(57)
Barclays Bank PLC	7/12/2018	EUR	3,636		$4,525	—	(261)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Barclays Bank PLC	7/12/2018	EUR	373		$442	$—	$(4)
Barclays Bank PLC	7/12/2018	JPY	38,654		$350	6	—
Barclays Bank PLC	7/12/2018		$350	JPY	37,913	—	—
Barclays Bank PLC	7/12/2018	JPY	335,769		$3,153	—	(57)
Barclays Bank PLC	7/23/2018	TRY	5,059		$1,214	—	(118)
Barclays Bank PLC	7/23/2018		$1,057	TRY	4,312	123	—
Barclays Bank PLC	7/23/2018	TRY	10,381		$2,479	—	(229)
Barclays Bank PLC	7/23/2018		$110	TRY	459	11	—
Barclays Bank PLC	7/23/2018		$2,636	TRY	10,664	325	—
Barclays Bank PLC	8/3/2018		$8,136	EUR	6,471	536	—
Barclays Bank PLC	8/24/2018	IDR	133,734,302		$9,277	231	—
Barclays Bank PLC	8/24/2018		$1,908	IDR	26,834,710	—	—
Barclays Bank PLC	8/31/2018	CLP	237,722		$376	1	—
Barclays Bank PLC	8/31/2018	CLP	948,027		$1,506	—	(1)
Barclays Bank PLC	9/5/2018		$4,613	CNH	29,719	—	(5)
Barclays Bank PLC	9/18/2018	ZAR	9,795		$763	—	(4)
Barclays Bank PLC	9/18/2018		$763	ZAR	9,811	3	—
Barclays Bank PLC	10/22/2018	PHP	173,225		$3,279	—	(23)
Barclays Bank PLC	10/22/2018	PHP	64,730		$1,235	—	(18)
Barclays Bank PLC	10/22/2018	PHP	44,411		$839	—	(4)
Barclays Bank PLC	10/22/2018	PHP	110,488		$2,108	—	(31)
Barclays Bank PLC	10/22/2018	PHP	137,629		$2,601	—	(14)
Barclays Bank PLC	10/22/2018	PHP	87,665		$1,669	—	(21)
Barclays Bank PLC	10/22/2018	PHP	65,271		$1,259	—	(32)
Barclays Bank PLC	10/22/2018	PHP	131,953		$2,517	—	(37)
Barclays Bank PLC	10/22/2018	PHP	67,083		$1,258	3	—
Barclays Bank PLC	10/22/2018	PHP	22,332		$420	—	—
Barclays Bank PLC	10/22/2018		$4,490	PHP	235,649	61	—
Barclays Bank PLC	10/22/2018	PHP	44,688		$839	1	—
Barclays Bank PLC	10/22/2018		$839	PHP	44,428	4	—
Barclays Bank PLC	10/22/2018		$1,258	PHP	65,497	27	—
Barclays Bank PLC	10/22/2018		$2,385	PHP	125,569	25	—
Barclays Bank PLC	10/22/2018		$6,805	PHP	359,648	45	—
Barclays Bank PLC	10/22/2018		$3,921	PHP	207,612	19	—
Barclays Bank PLC	10/24/2018	CNH	12,303		$1,907	1	—
Barclays Bank PLC	10/24/2018		$1,908	CNH	12,295	1	—
Barclays Bank PLC	10/25/2018	MYR	8,997		$2,276	—	(31)
Barclays Bank PLC	10/25/2018		$7,740	MYR	30,383	160	—
Barclays Bank PLC	10/25/2018		$2,266	MYR	8,940	36	—
Barclays Bank PLC	10/25/2018	MYR	10,937		$2,668	61	—
Barclays Bank PLC	10/26/2018		$1,506	CNH	9,661	8	—
Barclays Bank PLC	10/26/2018		$2,691	CNH	17,375	—	(4)
Barclays Bank PLC	10/26/2018	CNH	25,761		$4,049	—	(54)
Barclays Bank PLC	10/26/2018		$4,049	CNH	25,734	58	—
Barclays Bank PLC	10/26/2018	CNH	9,646		$1,506	—	(10)
Barclays Bank PLC	10/26/2018		$979	INR	67,211	—	—
Barclays Bank PLC	10/26/2018	INR	222,152		$3,237	—	(1)
Barclays Bank PLC	11/16/2018	BRL	2,502		$721	—	(59)
Barclays Bank PLC	11/16/2018		$721	BRL	2,503	59	—
Barclays Bank PLC	12/21/2018		$420	IDR	5,830,369	12	—
Barclays Bank PLC	12/21/2018	IDR	5,834,563		$420	—	(12)
Barclays Bank PLC	12/27/2018	IDR	8,388,151		$608	—	(22)
Barclays Bank PLC	12/27/2018		$6,225	IDR	89,299,431	—	(13)
Barclays Bank PLC	12/27/2018	IDR	27,641,386		$1,970	—	(39)
Barclays Bank PLC	12/27/2018	IDR	10,759,800		$790	—	(38)
Barclays Bank PLC	12/27/2018	IDR	8,160,750		$581	—	(11)
Barclays Bank PLC	12/27/2018	IDR	32,090,712		$2,276	—	(34)
Barclays Bank PLC	2/6/2019	BRL	2,826		$834	—	(91)
Barclays Bank PLC	2/6/2019	BRL	8,477		$2,502	—	(274)
Barclays Bank PLC	2/6/2019	BRL	10,766		$3,220	—	(390)
Barclays Bank PLC	2/6/2019		$1,654	BRL	5,803	129	—
Barclays Bank PLC	2/6/2019		$722	BRL	2,518	60	—
Barclays Bank PLC	3/5/2019	PEN	7,461		$2,261	1	—
Barclays Bank PLC	3/5/2019	PEN	31,694		$9,658	—	(50)
Barclays Bank PLC	3/5/2019	PEN	4,935		$1,510	—	(14)
BNP Paribas	6/14/2018		$108	SEK	940	1	—
BNP Paribas	6/22/2018	CZK	1,785		$82	—	(1)
BNP Paribas	6/22/2018		$82	CZK	1,785	1	—
Citigroup Inc	6/4/2018		$210	EUR	175	5	—
Citigroup Inc	6/4/2018	EUR	175		$211	—	(6)
Citigroup Inc	6/11/2018	PHP	9,870		$190	—	(2)
Citigroup Inc	6/18/2018		$101	ZAR	1,275	1	—
Citigroup Inc	6/18/2018	ZAR	1,275		$104	—	(4)
See accompanying notes.			94

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Citigroup Inc	6/20/2018		$1,135	AUD	1,509	$—	$(6)
Citigroup Inc	6/20/2018	AUD	5,357		$4,025	26	—
Citigroup Inc	6/20/2018	AUD	20,139		$15,738	—	(508)
Citigroup Inc	6/20/2018		$18,452	AUD	23,987	312	—
Citigroup Inc	6/20/2018	BRL	26,995		$7,546	—	(308)
Citigroup Inc	6/20/2018		$15,814	BRL	52,669	1,692	—
Citigroup Inc	6/20/2018	BRL	3,668		$981	2	—
Citigroup Inc	6/20/2018		$772	GBP	582	—	(2)
Citigroup Inc	6/20/2018		$2,114	GBP	1,507	109	—
Citigroup Inc	6/20/2018		$23,004	GBP	16,775	687	—
Citigroup Inc	6/20/2018	GBP	19,684		$27,758	—	(1,571)
Citigroup Inc	6/20/2018		$9,166	CAD	11,770	83	—
Citigroup Inc	6/20/2018	CAD	4,164		$3,212	1	—
Citigroup Inc	6/20/2018	CAD	24,326		$19,094	—	(322)
Citigroup Inc	6/20/2018		$5,446	CAD	7,088	—	(24)
Citigroup Inc	6/20/2018		$2,626	CLP	1,595,733	93	—
Citigroup Inc	6/20/2018	CLP	1,601,671		$2,626	—	(84)
Citigroup Inc	6/20/2018		$13	CLP	8,154	—	—
Citigroup Inc	6/20/2018	CLP	2,216		$4	—	—
Citigroup Inc	6/20/2018	CNY	14,895		$2,346	—	(24)
Citigroup Inc	6/20/2018		$1,622	CNY	10,347	9	—
Citigroup Inc	6/20/2018	COP	945,702		$332	—	(5)
Citigroup Inc	6/20/2018	COP	206,082		$71	—	—
Citigroup Inc	6/20/2018		$410	COP	1,145,092	14	—
Citigroup Inc	6/20/2018		$2	COP	6,691	—	—
Citigroup Inc	6/20/2018		$2,908	CZK	62,100	92	—
Citigroup Inc	6/20/2018	CZK	62,100		$3,026	—	(210)
Citigroup Inc	6/20/2018	EUR	12,779		$15,701	—	(744)
Citigroup Inc	6/20/2018		$20,263	EUR	16,557	883	—
Citigroup Inc	6/20/2018	EUR	2,267		$2,639	15	—
Citigroup Inc	6/20/2018		$224	HKD	1,753	—	—
Citigroup Inc	6/20/2018		$2,696	HKD	21,053	10	—
Citigroup Inc	6/20/2018	HKD	13,612		$1,736	—	—
Citigroup Inc	6/20/2018	HKD	5,201		$665	—	(2)
Citigroup Inc	6/20/2018	HUF	60,122		$218	2	—
Citigroup Inc	6/20/2018		$1,327	HUF	345,508	62	—
Citigroup Inc	6/20/2018	HUF	225,265		$862	—	(37)
Citigroup Inc	6/20/2018	INR	186,026		$2,717	35	—
Citigroup Inc	6/20/2018		$169	INR	11,408	—	—
Citigroup Inc	6/20/2018	INR	9,443		$143	—	(3)
Citigroup Inc	6/20/2018		$2,785	INR	184,061	62	—
Citigroup Inc	6/20/2018	ILS	2,111		$601	—	(8)
Citigroup Inc	6/20/2018		$4,303	ILS	14,891	120	—
Citigroup Inc	6/20/2018		$130	ILS	467	—	(1)
Citigroup Inc	6/20/2018	ILS	6,628		$1,857	5	—
Citigroup Inc	6/20/2018		$16,363	JPY	1,780,100	—	(21)
Citigroup Inc	6/20/2018		$10,085	JPY	1,075,082	190	—
Citigroup Inc	6/20/2018		$10,504	JPY	1,148,335	—	(65)
Citigroup Inc	6/20/2018	JPY	2,223,417		$21,000	—	(536)
Citigroup Inc	6/20/2018	MXN	276,241		$14,507	—	(694)
Citigroup Inc	6/20/2018		$8,336	MXN	163,028	184	—
Citigroup Inc	6/20/2018	MXN	1,000		$50	—	—
Citigroup Inc	6/20/2018		$815	MXN	16,316	—	(1)
Citigroup Inc	6/20/2018		$819	TWD	23,855	22	—
Citigroup Inc	6/20/2018	TWD	15,603		$533	—	(12)
Citigroup Inc	6/20/2018	TWD	3,301		$110	—	—
Citigroup Inc	6/20/2018	NZD	16,768		$12,220	—	(488)
Citigroup Inc	6/20/2018		$7,171	NZD	10,340	—	(64)
Citigroup Inc	6/20/2018		$4,561	NZD	6,428	63	—
Citigroup Inc	6/20/2018	NOK	75,799		$9,687	—	(416)
Citigroup Inc	6/20/2018	NOK	2,416		$293	3	—
Citigroup Inc	6/20/2018		$10,596	NOK	83,047	438	—
Citigroup Inc	6/20/2018	PHP	4,729		$90	—	—
Citigroup Inc	6/20/2018		$318	PHP	16,675	1	—
Citigroup Inc	6/20/2018	PHP	19,170		$366	—	(2)
Citigroup Inc	6/20/2018		$153	PHP	8,079	—	—
Citigroup Inc	6/20/2018		$194	PLN	722	—	(2)
Citigroup Inc	6/20/2018		$3,772	PLN	13,314	166	—
Citigroup Inc	6/20/2018	PLN	14,758		$4,356	—	(359)
Citigroup Inc	6/20/2018	SGD	2,727		$2,077	—	(39)
Citigroup Inc	6/20/2018		$529	SGD	696	9	—
Citigroup Inc	6/20/2018		$1,517	SGD	2,037	—	(5)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Citigroup Inc	6/20/2018	SGD	6		$4	$—	$—
Citigroup Inc	6/20/2018	ZAR	39,551		$3,301	—	(200)
Citigroup Inc	6/20/2018		$2,583	ZAR	31,770	92	—
Citigroup Inc	6/20/2018	KRW	1,176,822		$1,089	2	—
Citigroup Inc	6/20/2018		$3,060	KRW	3,309,219	—	(8)
Citigroup Inc	6/20/2018	KRW	8,594,856		$8,042	—	(73)
Citigroup Inc	6/20/2018		$7,327	KRW	7,849,787	49	—
Citigroup Inc	6/20/2018	SEK	27,677		$3,115	28	—
Citigroup Inc	6/20/2018	SEK	72,405		$8,329	—	(106)
Citigroup Inc	6/20/2018		$20,570	SEK	168,627	1,420	—
Citigroup Inc	6/20/2018		$73	SEK	646	—	—
Citigroup Inc	6/20/2018	CHF	10,213		$10,314	66	—
Citigroup Inc	6/20/2018		$23,042	CHF	21,565	1,125	—
Citigroup Inc	6/20/2018	CHF	890		$953	—	(48)
Citigroup Inc	6/20/2018		$1,209	CHF	1,210	—	(21)
Citigroup Inc	6/20/2018	THB	4,562		$147	—	(4)
Citigroup Inc	6/20/2018		$281	THB	8,796	6	—
Citigroup Inc	6/20/2018	THB	4,234		$132	—	—
Citigroup Inc	6/20/2018		$6,235	TRY	25,814	568	—
Citigroup Inc	6/20/2018	TRY	31,330		$7,889	—	(1,011)
Citigroup Inc	6/20/2018		$1,169	TRY	5,516	—	(42)
Citigroup Inc	6/21/2018		$155	IDR	2,153,006	—	—
Citigroup Inc	6/21/2018	IDR	6,471,692		$468	—	(3)
Citigroup Inc	6/21/2018	IDR	2,381,627		$168	3	—
Citigroup Inc	6/21/2018		$535	IDR	7,414,625	3	—
Citigroup Inc	7/2/2018		$84	NOK	685	—	—
Citigroup Inc	9/19/2018		$5	AUD	7	—	—
Citigroup Inc	9/19/2018	AUD	8,422		$6,379	—	(6)
Citigroup Inc	9/19/2018	AUD	3,372		$2,542	9	—
Citigroup Inc	9/19/2018		$4,955	BRL	18,345	77	—
Citigroup Inc	9/19/2018		$978	BRL	3,684	—	(2)
Citigroup Inc	9/19/2018	BRL	6,100		$1,649	—	(27)
Citigroup Inc	9/19/2018		$83	GBP	62	—	—
Citigroup Inc	9/19/2018	GBP	1,454		$1,955	—	(12)
Citigroup Inc	9/19/2018	GBP	942		$1,255	3	—
Citigroup Inc	9/19/2018		$1,142	GBP	849	8	—
Citigroup Inc	9/19/2018	CAD	8,677		$6,754	—	(45)
Citigroup Inc	9/19/2018	CAD	4,527		$3,493	8	—
Citigroup Inc	9/19/2018		$13	CNY	81	—	—
Citigroup Inc	9/19/2018		$320	CNY	2,055	2	—
Citigroup Inc	9/19/2018	CNY	8,154		$1,270	—	(7)
Citigroup Inc	9/19/2018	COP	491,621		$170	—	(1)
Citigroup Inc	9/19/2018	CZK	12,100		$552	—	—
Citigroup Inc	9/19/2018	EUR	223		$262	—	—
Citigroup Inc	9/19/2018		$6,113	EUR	5,173	15	—
Citigroup Inc	9/19/2018	EUR	290		$344	—	(2)
Citigroup Inc	9/19/2018		$3,885	EUR	3,319	—	(27)
Citigroup Inc	9/19/2018		$1,622	HKD	12,700	—	(1)
Citigroup Inc	9/19/2018	HKD	2,702		$345	—	—
Citigroup Inc	9/19/2018		$223	HUF	60,983	—	(2)
Citigroup Inc	9/19/2018		$451	HUF	121,252	4	—
Citigroup Inc	9/19/2018		$2,690	INR	186,501	—	(39)
Citigroup Inc	9/19/2018	INR	117,000		$1,698	14	—
Citigroup Inc	9/19/2018		$145	IDR	2,087,279	—	(3)
Citigroup Inc	9/19/2018		$25	IDR	357,156	—	—
Citigroup Inc	9/19/2018	IDR	662,572		$46	1	—
Citigroup Inc	9/19/2018		$4	JPY	404	—	—
Citigroup Inc	9/19/2018		$1,181	JPY	128,712	—	(11)
Citigroup Inc	9/19/2018	JPY	8,103		$75	—	—
Citigroup Inc	9/19/2018	JPY	620,629		$5,712	37	—
Citigroup Inc	9/19/2018	MXN	16,316		$802	1	—
Citigroup Inc	9/19/2018	MXN	97,896		$4,873	—	(53)
Citigroup Inc	9/19/2018		$111	TWD	3,301	—	—
Citigroup Inc	9/19/2018		$167	TWD	4,951	—	—
Citigroup Inc	9/19/2018		$2,583	NZD	3,724	—	(23)
Citigroup Inc	9/19/2018	NZD	6,120		$4,252	30	—
Citigroup Inc	9/19/2018		$1,548	NOK	12,484	15	—
Citigroup Inc	9/19/2018		$294	NOK	2,416	—	(3)
Citigroup Inc	9/19/2018		$16	PHP	856	—	—
Citigroup Inc	9/19/2018	PHP	1,369		$26	—	—
Citigroup Inc	9/19/2018		$32	PHP	1,711	—	—
Citigroup Inc	9/19/2018	PHP	684		$13	—	—
Citigroup Inc	9/19/2018	PLN	1,083		$292	2	—
See accompanying notes.			96

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Citigroup Inc	9/19/2018		$218	PLN	794	$2	$—
Citigroup Inc	9/19/2018	PLN	1,083		$297	—	(3)
Citigroup Inc	9/19/2018	SGD	2,050		$1,531	5	—
Citigroup Inc	9/19/2018		$1	SGD	1	—	—
Citigroup Inc	9/19/2018		$31	ZAR	400	—	—
Citigroup Inc	9/19/2018	ZAR	17		$1	—	—
Citigroup Inc	9/19/2018	ZAR	13,010		$1,024	—	(16)
Citigroup Inc	9/19/2018		$133	ZAR	1,700	1	—
Citigroup Inc	9/19/2018		$530	KRW	570,539	—	(1)
Citigroup Inc	9/19/2018		$1,724	KRW	1,849,769	4	—
Citigroup Inc	9/19/2018		$3,139	SEK	27,677	—	(28)
Citigroup Inc	9/19/2018		$8,000	SEK	69,192	84	—
Citigroup Inc	9/19/2018	CHF	106		$108	1	—
Citigroup Inc	9/19/2018		$10,967	CHF	10,772	—	(73)
Citigroup Inc	9/19/2018		$133	THB	4,234	—	—
Citigroup Inc	9/19/2018	THB	130		$4	—	—
Citigroup Inc	9/19/2018		$660	TRY	3,099	5	—
Citigroup Inc	9/19/2018	TRY	1,000		$212	—	—
Citigroup Inc	9/19/2018	TRY	5,516		$1,129	38	—
Citigroup Inc	9/19/2018		$2,138	TRY	10,542	—	(92)
Citigroup Inc	9/20/2018	CLP	567,644		$905	—	(4)
Citigroup Inc	9/20/2018	CLP	671		$1	—	—
Citigroup Inc	9/20/2018		$2,178	ILS	7,722	—	(6)
Credit Suisse	6/29/2018		$1,159	COP	3,330,000	8	—
Deutsche Bank AG	6/4/2018		$109	ILS	395	—	(2)
Deutsche Bank AG	6/4/2018	ILS	395		$111	—	—
Deutsche Bank AG	6/7/2018	CNY	2,760		$432	—	(1)
Deutsche Bank AG	6/7/2018	PHP	4,275		$82	—	(1)
Deutsche Bank AG	6/7/2018		$81	PHP	4,275	—	—
Deutsche Bank AG	6/11/2018		$2,998	EUR	2,530	39	—
Deutsche Bank AG	6/11/2018	EUR	2,530		$2,921	38	—
Deutsche Bank AG	6/11/2018		$2,921	MXN	58,042	14	—
Deutsche Bank AG	6/11/2018	MXN	58,710		$2,998	—	(58)
Deutsche Bank AG	6/14/2018		$110	CLP	68,695	1	—
Deutsche Bank AG	6/14/2018	CLP	68,695		$110	—	(1)
Deutsche Bank AG	6/20/2018		$13,236	EUR	10,672	745	—
Deutsche Bank AG	6/25/2018		$1,407	GBP	1,046	15	—
Deutsche Bank AG	6/28/2018		$482	EUR	412	—	(1)
Deutsche Bank AG	6/29/2018		$82	EUR	70	—	—
Deutsche Bank AG	6/29/2018	EUR	70		$82	—	—
Deutsche Bank AG	6/29/2018		$238	INR	16,360	—	(4)
Deutsche Bank AG	6/29/2018		$80	IDR	1,135,215	—	(1)
Deutsche Bank AG	7/2/2018	PEN	900		$275	—	—
Deutsche Bank AG	7/3/2018		$366	EUR	295	20	—
Deutsche Bank AG	7/3/2018	EUR	295		$367	—	(21)
Deutsche Bank AG	7/5/2018		$111	ILS	395	—	—
HSBC Securities Inc	6/7/2018	CZK	3,645		$172	—	(7)
HSBC Securities Inc	6/7/2018		$169	CZK	3,645	4	—
HSBC Securities Inc	6/7/2018	JPY	21,170		$194	1	—
HSBC Securities Inc	6/25/2018		$82	JPY	9,030	—	(1)
HSBC Securities Inc	6/28/2018		$9,682	CNH	61,800	51	—
HSBC Securities Inc	6/28/2018		$13,112	MXN	263,500	—	(45)
HSBC Securities Inc	6/28/2018	MXN	130,000		$6,545	—	(54)
HSBC Securities Inc	6/28/2018		$15,877	PEN	52,000	2	—
HSBC Securities Inc	6/28/2018		$9,730	PLN	36,300	—	(105)
HSBC Securities Inc	6/28/2018		$9,676	SGD	13,000	—	(41)
HSBC Securities Inc	6/28/2018	SGD	13,000		$9,724	—	(7)
HSBC Securities Inc	6/28/2018		$19,426	ZAR	245,600	185	—
HSBC Securities Inc	6/28/2018	ZAR	123,000		$9,758	—	(122)
HSBC Securities Inc	7/3/2018		$14,020	EUR	12,113	—	(172)
JPMorgan Chase	6/20/2018		$5,997	GBP	4,246	348	—
Merrill Lynch	6/4/2018	BRL	1,495		$401	—	—
Merrill Lynch	6/4/2018		$430	BRL	1,495	29	—
Merrill Lynch	6/28/2018		$12,681	EUR	10,860	—	(38)
Merrill Lynch	6/28/2018	EUR	10,860		$12,556	163	—
Merrill Lynch	6/29/2018		$504	MXN	10,000	5	—
Merrill Lynch	7/3/2018		$400	BRL	1,495	—	—
Morgan Stanley & Co	6/4/2018		$78	BRL	275	4	—
Morgan Stanley & Co	6/4/2018	BRL	275		$76	—	(2)
Morgan Stanley & Co	6/4/2018		$429	CNY	2,750	—	(1)
Morgan Stanley & Co	6/4/2018	CNY	2,750		$434	—	(4)
Morgan Stanley & Co	6/4/2018		$196	PHP	10,315	—	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date	Currency to Accept				Currency to Deliver		Asset	Liability
Morgan Stanley & Co		6/4/2018	PHP		10,315			$199	$—		$(3)
Morgan Stanley & Co		6/7/2018	MYR		845			$214	—		(2)
Morgan Stanley & Co		6/7/2018			$85	CHF		85	—		(1)
Morgan Stanley & Co		6/8/2018	ARS		1,655			$73	—		(7)
Morgan Stanley & Co		6/11/2018			$28	BRL		100	1		—
Morgan Stanley & Co		6/11/2018	BRL		100			$28	—		(1)
Morgan Stanley & Co		6/11/2018			$81	CAD		105	—		—
Morgan Stanley & Co		6/11/2018	CAD		105			$81	—		—
Morgan Stanley & Co		6/11/2018			$109	CNY		690	1		—
Morgan Stanley & Co		6/11/2018	CNY		690			$108	—		—
Morgan Stanley & Co		6/11/2018	EUR		2,330			$2,691	34		—
Morgan Stanley & Co		6/11/2018			$2,773	EUR		2,330	48		—
Morgan Stanley & Co		6/11/2018			$8,117	PLN		28,925	286		—
Morgan Stanley & Co		6/15/2018	COP		9,359,925			$3,260	—		(23)
Morgan Stanley & Co		6/18/2018			$187	NOK		1,485	5		—
Morgan Stanley & Co		6/18/2018			$19	RUB		1,165	—		—
Morgan Stanley & Co		6/18/2018			$88	RUB		5,470	—		—
Morgan Stanley & Co		6/18/2018			$189	KRW		203,525	—		—
Morgan Stanley & Co		6/18/2018			$82	TRY		370	1		—
Morgan Stanley & Co		6/21/2018			$270	GBP		200	4		—
Morgan Stanley & Co		6/22/2018			$82	KRW		88,280	—		—
Morgan Stanley & Co		6/22/2018	KRW		88,280			$82	—		—
Morgan Stanley & Co		6/25/2018	COP		308,970			$108	—		(1)
Morgan Stanley & Co		6/25/2018			$192	CHF		190	—		(1)
Morgan Stanley & Co		6/29/2018	GBP		55			$74	—		(1)
Morgan Stanley & Co		6/29/2018			$6,855	ZAR		86,950	44		—
Morgan Stanley & Co		7/2/2018			$94	RUB		5,865	—		—
Morgan Stanley & Co		7/5/2018	CNY		2,750			$428	—		—
Morgan Stanley & Co		7/5/2018			$83	TWD		2,475	—		—
Morgan Stanley & Co		7/5/2018	PHP		10,315			$196	—		—
State Street Financial		6/20/2018	GBP		1,638			$2,178	1		—
State Street Financial		6/20/2018			$5,478	EUR		4,418	307		—
UBS AG		6/4/2018			$2,967	GBP		2,219	17		—
UBS AG		6/4/2018	GBP		2,226			$3,023	—		(64)
UBS AG		6/4/2018			$3,024	EUR		2,530	66		—
UBS AG		6/4/2018	EUR		2,530			$2,968	—		(10)
UBS AG		6/14/2018	INR		17,475			$259	—		—
UBS AG		6/15/2018			$81	JPY		8,935	—		(1)
UBS AG		6/15/2018	JPY		8,935			$82	—		—
UBS AG		6/15/2018	NZD		120			$83	1		—
UBS AG		6/15/2018			$82	NZD		120	—		(2)
UBS AG		6/18/2018			$79	MYR		315	—		—
UBS AG		6/18/2018	MYR		315			$79	—		—
UBS AG		6/22/2018	PLN		300			$81	—		—
UBS AG		6/22/2018			$82	PLN		300	1		—
Total									$25,327	$(31,016)

Amounts in thousands.

Credit Default Swaps

Buy Protection
		Implied
		Credit
		Spread as of	(Pay)/						Unrealized
		May 31,	Receive	Payment		Notional		Upfront	Appreciation/	Fair Value
Counterparty	Reference Entity	2018 (a)	Fixed Rate	Frequency	Maturity Date		Amount	Payments/(Receipts)	(Depreciation)	Asset	Liability
Barclays Bank PLC	Bahrain Government	3.70%	(1.00)%	Quarterly	6/20/2023		$2,900	$262	$75	$337	$—
	Internationa Bond,
	5.50%, 03/31/2020
Goldman Sachs &	Assured Guaranty	0.74%	(5.00)%	Quarterly	12/20/2021		6,000	(645)	(219)	—	(864)
Co	Municipal Corp,
	5.00%, 06/20/2022
Goldman Sachs &	Frontier	12.24%	(5.00)%	Quarterly	6/20/2022		2,000	478	(70)	408	—
Co	Communications,
	9.00%, 08/15/2031
Goldman Sachs &	Gap Inc/The, 5.95%,	0.83%	(1.00)%	Quarterly	12/20/2021		3,000	223	(241)	—	(18)
Co	04/12/2021
Goldman Sachs &	Hertz Corp/The,	8.40%	(5.00)%	Quarterly	6/20/2022		3,000	391	(68)	323	—
Co	5.88%, 10/15/2020
Goldman Sachs &	Hertz Corp/The,	6.08%	(5.00)%	Quarterly	12/20/2020		8,000	102	95	197	—
Co	5.88%, 10/15/2020

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
		Implied
		Credit
		Spread as of	(Pay)/						Unrealized
		May 31,	Receive	Payment		Notional		Upfront	Appreciation/		Fair Value
Counterparty	Reference Entity	2018 (a)	Fixed Rate	Frequency	Maturity Date		Amount	Payments/(Receipts)	(Depreciation)		Asset	Liability
Goldman Sachs &	International Lease	0.64%	(5.00)%	Quarterly	12/20/2021		$6,000	$(751)	$(135)	$	— $	(886)
Co	Finance Corp,
	8.25%, 12/15/2020
Goldman Sachs &	JC Penney Corp Inc,	11.57%	(5.00)%	Quarterly	12/20/2022		3,000	544	83		627	—
Co	6.38%, 10/15/2036
Goldman Sachs &	Kohl's Corp, 4.00%,	0.77%	(1.00)%	Quarterly	12/20/2021		3,000	133	(156)		—	(23)
Co	11/01/2021
Goldman Sachs &	Macys, 3.45%,	1.60%	(1.00)%	Quarterly	12/20/2022		3,000	284	(209)		75	—
Co	01/15/2021
Goldman Sachs &	Nordstrom Inc,	1.24%	(1.00)%	Quarterly	12/20/2021		3,000	57	(33)		24	—
Co	6.95%, 03/15/2028
Goldman Sachs &	Staples Inc, 3.75%,	4.05%	(1.00)%	Quarterly	12/20/2021		4,000	186	205		391	—
Co	01/12/2018
HSBC Securities	IncBrazilian	2.32%	(1.00)%	Quarterly	6/20/2023		13,275	619	168		787	—
	Government
	International Bond,
	4.25%, 01/07/2025
JP Morgan Chase	Brazilian	2.32%	(1.00)%	Quarterly	6/20/2023		3,350	125	74		199	—
	Government
	International Bond,
	4.25%, 01/07/2025
JP Morgan Chase	Korea International	0.85%	(1.00)%	Quarterly	12/20/2022	EUR	950	(15)	8		—	(7)
	Bond, 7.13%,
	04/16/2019
JP Morgan Chase	Teva Pharmaceutical	2.06%	(1.00)%	Quarterly	12/20/2022		$170	17	(10)		7	—
	Finance Co BV,
	3.65%, 11/10/2021
JP Morgan Chase	Teva Pharmaceutical	2.06%	(1.00)%	Quarterly	12/20/2022		100	10	(6)		4	—
	Finance Co BV,
	3.65%, 11/10/2021
Morgan Stanley &	CDX. EM.29	N/A	(1.00)%	Quarterly	6/20/2023		1,380	44	1		45	—
Co
Morgan Stanley &	CDX. EM.29	N/A	(1.00)%	Quarterly	6/20/2023		3,525	70	44		114	—
Co
Morgan Stanley &	CDX. EM.29	N/A	(1.00)%	Quarterly	6/20/2023		550	10	8		18	—
Co
Morgan Stanley &	CMBX	N/A	(3.00)%	Quarterly	5/11/2063		2,000	243	(18)		225	—
Co
Morgan Stanley &	ITRAXX.ASIA	N/A	(1.00)%	Quarterly	6/20/2023		1,375	(14)	(1)		—	(15)
Co
Morgan Stanley &	ITRAXX.ASIA	N/A	(1.00)%	Quarterly	6/20/2023		1,995	(21)	(1)		—	(22)
Co
Morgan Stanley &	Turkey Government	2.68%	(1.00)%	Quarterly	6/20/2023		1,380	102	1		103	—
Co	International Bond,
	11.88%, 01/15/2030
Total								$2,454	$(405)		$3,884	$ (1,835)

Sell Protection
		Implied
		Credit
		Spread as of	(Pay)/						Unrealized
		May 31,	Receive	Payment		Notional		Upfront	Appreciation/		Fair Value (c)
Counterparty	Reference Entity	2018 (a)	Fixed Rate	Frequency	Maturity Date		Amount (b)	Payments/(Receipts)	(Depreciation)		Asset Liability
Barclays Bank PLC	United Mexican	1.41%	1.00%	Quarterly	6/20/2023		$1,883	$(27)	$(9)	$	— $	(36)
	States Government
	Bond, 4.15%,
	03/28/2027
Total								$(27)	$(9)	$	— $	(36)

Amounts in thousands.
Exchange Cleared Credit Default Swaps

Buy Protection
		Implied
		Credit
		Spread as of	(Pay)/						Unrealized
		May 31,	Receive	Payment		Notional		Upfront	Appreciation/
Reference Entity		2018 (a)	Fixed Rate	Frequency	Maturity Date		Amount	Payments/(Receipts)	(Depreciation)		Fair Value
ITX.EX.28.5		N/A	(5.00)%	Quarterly	12/20/2022	EUR	8,000	$(968)	$75			$(893)
See accompanying notes.					99

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Exchange Cleared Credit Default Swaps (continued)

Buy Protection (continued)
	Implied
	Credit Spread	(Pay)/						Unrealized
	as of May 31,	Receive	Payment		Notional		Upfront	Appreciation/
Reference Entity	2018 (a)	Fixed Rate	Frequency	Maturity Date		Amount	Payments/(Receipts)	(Depreciation)		Fair Value
Turkey Government International Bond,	3.69%	(1.00)%	Quarterly	6/20/2025		$6,000	$466	$262		728
11.88%, 01/15/2030
Turkey Government International Bond,	3.22%	(1.00)%	Quarterly	6/20/2023		1,883	121	21		142
11.88%, 01/15/2030
Turkey Government International Bond,	3.22%	(1.00)%	Quarterly	6/20/2023		8,853	539	127		666
11.88%, 01/15/2030
Total							$158	$485		$643

Sell Protection
	Implied
	Credit
	Spread as of	(Pay)/						Unrealized
	May 31,	Receive	Payment		Notional		Upfront	Appreciation/
Reference Entity	2018 (a)	Fixed Rate	Frequency	Maturity Date		Amount (b)	Payments/(Receipts)	(Depreciation)		Fair Value (c)
ITX.29.15	N/A	5.00%	Quarterly	6/20/2023	EUR	5,903	$680	$(88	) $	592
ITX.30.15	N/A	5.00%	Quarterly	6/20/2023		$6,850	442	(16)		426
Total							$1,122	$(104	) $	1,018

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $8,733 and 5,903 EUR .

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps

					Notional	Notional
					Amount of	Amount of
	Fund		Payment	Maturity	Currency	Currency			Upfront	Unrealized				Fair Value
Counterparty	Receives	Fund Pays	Frequency	Date	Received	Delivered			Payments/(Receipts)	Appreciation/(Depreciation)				Asset	Liability
Bank of America	3 Month	15.08%	Quarterly	8/27/2023	$2,979		TRY	13,717	$—	$(17)			$	— $	(17)
NA	LIBOR
Bank of America	3 Month	14.44%	Quarterly	8/13/2023	7,447			31,871	—	119				119	—
NA	LIBOR
Total									$—	$102				$119	$(17)

Amounts in thousands.

Interest Rate Swaps

		(Pay)/
		Receive
	Floating Rate	Floating	Fixed	Payment	Maturity	Notional				Unrealized	Upfront			Fair Value
Counterparty	Index	Rate	Rate	Frequency	Date	Amount				Appreciation/(Depreciation)	Payments/(Receipts)			Asset	Liability
Bank of America Bloomberg		Receive	2.10%	Semiannual	5/15/2023		THB	163,172		$7	$	— $		7	$—
NA	Thailand 6
	Month Reference
	Rate
Bank of America Bloomberg		Receive	2.14% Semiannual		5/11/2023			163,172		(5)		—		—	(5)
NA	Thailand 6
	Month Reference
	Rate
Bank of America CFETS China		Pay	3.63% Quarterly		5/4/2023	CNY		21,937		4		—		4	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.77% Quarterly		9/18/2022			5,859		7		—		7	—
NA	Fixing Repo
	Rates 7 Day

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
		Receive
	Floating Rate	Floating	Fixed	Payment	Maturity	Notional		Unrealized	Upfront	Fair Value
Counterparty	Index	Rate	Rate	Frequency	Date	Amount		Appreciation/(Depreciation)	Payments/(Receipts)	Asset	Liability
Bank of America CFETS China		Pay	4.01%	Quarterly	1/31/2023	CNY	8,690	$25 $	— $	25	$—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.77%	Quarterly	12/28/2021		16,222	22	—	22	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.85%	Quarterly	9/8/2022		8,370	15	—	15	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	4.00%	Quarterly	11/16/2022		11,500	32	—	32	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.69%	Quarterly	4/12/2023		10,682	7	—	7	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	4.01%	Quarterly	11/1/2022		5,889	16	—	16	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.63%	Quarterly	5/11/2023		24,075	5	—	5	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.98%	Quarterly	3/24/2022		9,200	23	—	23	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.72%	Quarterly	6/22/2022		11,886	12	—	12	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.94%	Quarterly	2/8/2022		11,972	28	—	28	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.72%	Quarterly	3/30/2023		10,570	9	—	9	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.97%	Quarterly	2/23/2023		11,797	31	—	31	—
NA	Fixing Repo
	Rates 7 Day
Bank of America FBIL - Overnight		Pay	6.05% Semiannual		6/29/2019	INR	587,016	(55)	—	—	(55)
NA	MIBOR
Bank of America FBIL - Overnight Receive			6.60% Semiannual		4/3/2023		282,500	69	—	69	—
NA	MIBOR
Bank of America FBIL - Overnight Receive			6.19% Semiannual		6/29/2022		194,196	78	—	78	—
NA	MIBOR
Bank of America FBIL - Overnight		Pay	6.43% Semiannual		4/3/2020		706,250	(66)	—	—	(66)
NA	MIBOR
Bank of America Sinacofi Chile		Receive	3.70% Semiannual		4/3/2023	CLP	1,469,000	5	—	5	—
NA	Interbank Rate
	Avg
Bank of America Sinacofi Chile		Receive	3.70% Semiannual		5/9/2023		1,039,140	5	—	5	—
NA	Interbank Rate
	Avg
Bank of America Sinacofi Chile		Receive	3.58% Semiannual		1/22/2023		1,481,440	14	—	14	—
NA	Interbank Rate
	Avg
Bank of America Sinacofi Chile		Receive	3.73% Semiannual		3/27/2023		981,500	1	—	1	—
NA	Interbank Rate
	Avg
Bank of America Sinacofi Chile		Receive	3.67% Semiannual		5/8/2023		1,235,584	8	—	8	—
NA	Interbank Rate
	Avg
Bank of America Sinacofi Chile		Receive	3.77% Semiannual		5/16/2023		700,000	—	—	—	—
NA	Interbank Rate
	Avg
Bank of America Sinacofi Chile		Receive	2.96% Semiannual		2/20/2020		3,019,500	4	—	4	—
NA	Interbank Rate
	Avg
Merrill Lynch	Bloomberg	Receive	2.22% Semiannual		5/22/2023	THB	94,961	(13)	—	—	(13)
	Thailand 6
	Month Reference
	Rate

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Interest Rate Swaps (continued)

	(Pay)/
	Receive
Floating Rate	Floating	Fixed Payment		Maturity	Notional		Unrealized	Upfront		Fair Value
Counterparty Index	Rate	Rate Frequency		Date	Amount		Appreciation/(Depreciation)	Payments/(Receipts)	Asset	Liability
Total							$288	$—	$427	$ (139)

Amounts in thousands.

Exchange Cleared Interest Rate Swaps

	(Pay)/
	Receive
	Floating	Fixed	Payment	Maturity	Notional		Unrealized	Upfront
Floating Rate Index	Rate	Rate	Frequency	Date	Amount		Appreciation/(Depreciation)	Payments/(Receipts)		Fair Value
3 Month LIBOR	Receive	2.02%	Quarterly	2/7/2022		$4,265	$114	$—		$114
3 Month LIBOR	Pay	1.65% Semiannual		3/8/2019		15,120	(93)	—		(93)
3 Month LIBOR	Receive	2.55%	Quarterly	5/18/2047		507	37	—		37
3 Month LIBOR	Receive	1.19%	Quarterly	8/11/2021		6,434	311	—		311
3 Month LIBOR	Receive	1.93%	Quarterly	1/13/2022		4,225	123	1		124
3 Month LIBOR	Receive	2.02%	Quarterly	1/23/2022		5,283	138	1		139
3 Month LIBOR	Receive	2.12%	Quarterly	3/8/2022		6,219	144	—		144
3 Month LIBOR	Receive	2.19%	Quarterly	6/30/2027		694	37	1		38
3 Month LIBOR	Pay	1.60% Semiannual		3/30/2019		9,437	(67)	—		(67)
3 Month LIBOR	Receive	1.92%	Quarterly	1/11/2022		2,111	62	—		62
3 Month LIBOR	Pay	1.53% Semiannual		5/17/2019		10,297	(96)	1		(95)
3 Month LIBOR	Pay	1.74% Semiannual		4/10/2020		9,180	(155)	—		(155)
3 Month LIBOR	Receive	2.21%	Quarterly	3/15/2022		5,314	106	—		106
3 Month LIBOR	Pay	1.76% Semiannual		4/7/2020		11,960	(196)	1		(195)
3 Month LIBOR	Pay	2.61% Semiannual		3/26/2020		9,437	(7)	—		(7)
3 Month LIBOR	Pay	1.70% Semiannual		3/15/2019		12,902	(76)	—		(76)
3 Month LIBOR	Receive	2.79%	Quarterly	3/26/2023		3,918	—	—		—
3 Month LIBOR	Receive	2.77%	Quarterly	3/7/2025		3,938	13	—		13
3 Month LIBOR	Receive	2.94%	Quarterly	5/10/2023		1,785	(12)	—		(12)
3 Month LIBOR	Receive	3.04%	Quarterly	5/22/2025		3,180	(44)	1		(43)
3 Month LIBOR	Receive	2.54%	Quarterly	1/16/2028		385	11	—		11
3 Month LIBOR	Receive	2.71%	Quarterly	2/9/2025		7,061	51	1		52
3 Month LIBOR	Receive	2.75%	Quarterly	3/29/2025		1,575	7	—		7
3 Month LIBOR	Receive	2.57%	Quarterly	2/1/2023		3,785	37	—		37
3 Month LIBOR	Receive	1.94%	Quarterly	1/10/2022		2,111	61	—		61
3 Month LIBOR	Receive	2.66%	Quarterly	1/26/2028		463	8	—		8
3 Month LIBOR	Pay	1.63% Semiannual		4/3/2019		13,537	(96)	—		(96)
3 Month LIBOR	Receive	2.23%	Quarterly	4/3/2024		4,061	128	—		128
3 Month LIBOR	Receive	2.97%	Quarterly	4/25/2025		2,700	(25)	1		(24)
3 Month LIBOR	Pay	2.77% Semiannual		5/10/2020		4,292	8	—		8
3 Month LIBOR	Pay	2.52% Semiannual		3/8/2020		4,552	(10)	—		(10)
3 Month LIBOR	Receive	2.75%	Quarterly	3/8/2023		1,892	3	—		3
3 Month LIBOR	Pay	1.64% Semiannual		3/3/2019		17,740	(109)	—		(109)
3 Month LIBOR	Receive	2.04%	Quarterly	1/31/2024		5,065	206	—		206
3 Month LIBOR	Receive	2.00%	Quarterly	4/11/2022		5,502	155	1		156
3 Month LIBOR	Pay	2.00% Semiannual		1/31/2024		5,083	(217)	1		(216)
3 Month LIBOR	Pay	1.61% Semiannual		4/11/2019		13,401	(101)	—		(101)
3 Month LIBOR	Pay	2.11% Semiannual		1/5/2020		162,480	(1,307)	—		(1,307)
3 Month LIBOR	Receive	2.43%	Quarterly	1/5/2028		32,190	1,195	—		1,195
3 Month LIBOR	Pay	1.58% Semiannual		8/24/2019		15,366	(185)	—		(185)
3 Month LIBOR	Pay	2.38% Semiannual		6/9/2047		519	(56)	—		(56)
3 Month LIBOR	Pay	1.74% Semiannual		7/5/2020		11,160	(216)	—		(216)
3 Month LIBOR	Receive	2.97%	Quarterly	5/4/2025		2,381	(22)	1		(21)
3 Month LIBOR	Receive	1.89%	Quarterly	1/19/2022		2,111	64	—		64
3 Month LIBOR	Receive	2.09%	Quarterly	3/3/2022		7,419	180	—		180
3 Month LIBOR	Receive	2.83%	Quarterly	4/11/2028		2,236	9	—		9
3 Month LIBOR	Pay	2.60% Semiannual		4/13/2020		25,370	(31)	—		(31)
6 Month BUBOR	Receive	0.37% Semiannual		2/12/2020	HUF	986,421	(1)	1		—
6 Month BUBOR	Receive	1.00% Semiannual		4/16/2023		705,775	33	(1)		32
6 Month BUBOR	Receive	1.12% Semiannual		7/17/2022		688,840	(8)	1		(7)
6 Month BUBOR	Receive	0.76% Semiannual		5/29/2021		1,242,450	(5)	1		(4)
6 Month BUBOR	Receive	2.13% Semiannual		3/14/2028		550,000	38	(1)		37
6 Month BUBOR	Receive	0.28% Semiannual		3/27/2020		1,014,380	7	—		7
6 Month BUBOR	Receive	2.03% Semiannual		3/28/2028		175,200	18	—		18
6 Month BUBOR	Receive	2.14% Semiannual		5/8/2028		256,656	19	—		19
6 Month JPY LIBOR	Receive	0.50% Semiannual		2/1/2037	JPY	556,500	124	17		141
6 Month WIBOR	Receive	2.37% Semiannual		4/26/2022	PLN	6,600	(12)	1		(11)
6 Month WIBOR	Receive	2.46% Semiannual		5/14/2023		4,788	(6)	1		(5)
6 Month WIBOR	Receive	2.55% Semiannual		3/10/2022		6,420	(23)	—		(23)
6 Month WIBOR	Receive	2.48% Semiannual		3/23/2023		4,152	(7)	1		(6)
6 Month WIBOR	Receive	2.44% Semiannual		5/7/2023		11,752	(11)	—		(11)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/
	Receive
	Floating	Fixed	Payment			Notional	Unrealized		Upfront
Floating Rate Index	Rate	Rate	Frequency	Maturity Date		Amount	Appreciation/(Depreciation)		Payments/(Receipts)	Fair Value
6 Month WIBOR	Receive	2.54% Semiannual		5/17/2023	PLN	5,873	$(13	) $	— $	(13)
6 Month WIBOR	Receive	2.52% Semiannual		5/17/2023		5,723	(11)		1	(10)
6 Month WIBOR	Receive	2.52% Semiannual		3/9/2022		7,210	(23)		—	(23)
Brazil Cetip DI Interbank Deposit	Pay	9.91%	Annual	1/2/2025	BRL	5,949	(62)		—	(62)
Rate
Brazil Cetip DI Interbank Deposit	Pay	10.32%	Annual	1/2/2023		9,789	(7)		—	(7)
Rate
Brazil Cetip DI Interbank Deposit	Pay	8.75%	Annual	1/4/2021		14,307	(5)		—	(5)
Rate
Brazil Cetip DI Interbank Deposit	Pay	10.32%	Annual	1/2/2023		9,229	(4)		—	(4)
Rate
Brazil Cetip DI Interbank Deposit	Receive	6.78%	Annual	1/2/2019		52,710	—		—	—
Rate
Brazil Cetip DI Interbank Deposit	Receive	6.78%	Annual	1/2/2019		53,463	2		—	2
Rate
Brazil Cetip DI Interbank Deposit	Pay	9.57%	Annual	1/2/2025		7,530	(102)		1	(101)
Rate
Brazil Cetip DI Interbank Deposit	Receive	6.78%	Annual	1/2/2019		47,748	—		—	—
Rate
Brazil Cetip Interbank Deposit	Receive	7.79%	Annual	7/2/2018		29,377	(51)		8	(43)
Brazil Cetip Interbank Deposit	Receive	6.95%	Annual	7/2/2018		52,489	(25)		3	(22)
Brazil Cetip Interbank Deposit	Receive	9.32%	Annual	1/2/2019		18,343	(150)		28	(122)
Brazil Cetip Interbank Deposit	Receive	8.56%	Annual	7/2/2018		21,780	(71)		11	(60)
Brazil Cetip Interbank Deposit	Pay	9.58%	Annual	1/2/2025		8,011	(107)		1	(106)
Brazil Cetip Interbank Deposit	Receive	7.15%	Annual	7/2/2018		29,295	(16)		2	(14)
Brazil Cetip Interbank Deposit	Pay	9.25%	Annual	1/4/2021		9,373	68		(16)	52
Brazil Cetip Interbank Deposit	Receive	8.30%	Annual	7/2/2018		35,405	(96)		15	(81)
Brazil Cetip Interbank Deposit	Pay	9.44%	Annual	1/4/2021		9,927	77		(15)	62
Brazil Cetip Interbank Deposit	Receive	7.85%	Annual	7/2/2018		29,652	(54)		9	(45)
Brazil Cetip Interbank Deposit	Pay	8.18%	Annual	1/4/2021		9,891	(25)		(2)	(27)
Brazil Cetip Interbank Deposit	Pay	8.89%	Annual	1/4/2021		9,553	41		(11)	30
Brazil Cetip Interbank Deposit	Receive	6.45%	Annual	1/2/2019		35,259	15		1	16
Brazil Cetip Interbank Deposit	Receive	6.84%	Annual	7/2/2018		29,407	(10)		2	(8)
Brazil Cetip Interbank Deposit	Receive	6.82%	Annual	7/2/2018		33,693	(11)		2	(9)
Canada Bankers Acceptances 3	Pay	2.62% Semiannual		3/23/2028	CAD	2,642	4		1	5
Month
Canada Bankers Acceptances 3	Pay	2.53% Semiannual		4/3/2028		2,670	(13)		1	(12)
Month
Canada Bankers Acceptances 3	Pay	2.12% Semiannual		9/18/2021		22,700	(162)		8	(154)
Month
Canada Bankers Acceptances 3	Pay	2.10% Semiannual		9/14/2021		9,500	(73)		3	(70)
Month
Canada Bankers Acceptances 3	Receive	2.36%	Quarterly	9/15/2027		9,200	144		(12)	132
Month
Canada Bankers Acceptances 3	Pay	2.37% Semiannual		4/9/2022		18,154	(39)		3	(36)
Month
Canada Bankers Acceptances 3	Pay	2.11% Semiannual		9/15/2021		22,700	(167)		9	(158)
Month
Canada Bankers Acceptances 3	Receive	2.39%	Quarterly	9/18/2027		9,200	128		(11)	117
Month
Canada Bankers Acceptances 3	Receive	2.56%	Quarterly	4/9/2028		5,208	12		(2)	10
Month
Canada Bankers Acceptances 3	Pay	2.12% Semiannual		9/15/2021		22,700	(164)		9	(155)
Month
Canada Bankers Acceptances 3	Receive	2.35%	Quarterly	9/14/2027		3,900	63		(5)	58
Month
Canada Bankers Acceptances 3	Receive	2.36%	Quarterly	9/19/2027		7,180	111		(9)	102
Month
Canada Bankers Acceptances 3	Pay	2.07% Semiannual		9/19/2021		17,570	(149)		8	(141)
Month
Canada Bankers Acceptances 3	Receive	2.37%	Quarterly	9/15/2027		9,200	141		(12)	129
Month
Canada Bankers Acceptances 3	Pay	2.58% Semiannual		3/22/2028		2,642	(3)		1	(2)
Month
Canada Bankers Acceptances 3	Pay	2.44% Semiannual		3/22/2023		5,285	(8)		2	(6)
Month
KRW 3 Month Certificate of	Pay	2.39%	Quarterly	4/27/2028	KRW 2,174,550		10		—	10
Deposit
KRW 3 Month Certificate of	Pay	2.05%	Quarterly	4/27/2020		10,376,800	8		—	8
Deposit

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/
		Receive
		Floating	Fixed	Payment		Notional			Unrealized		Upfront
Floating Rate Index		Rate	Rate	Frequency	Maturity Date		Amount		Appreciation/(Depreciation)	Payments/(Receipts)				Fair Value
KRW 3 Month Certificate of		Pay	2.18%	Quarterly	5/31/2023	KRW 4,141,500 $			(9)			$—		$(9)
Deposit
KRW 3 Month Certificate of		Pay	2.39%	Quarterly	4/26/2028	2,174,550			10			—		10
Deposit
KRW 3 Month Certificate of		Pay	2.27%	Quarterly	4/26/2023	4,196,500			9			—		9
Deposit
MXN TIIE Banxico		Pay	7.93%	Monthly	5/1/2028	MXN	30,120		(24)			—		(24)
SAFE South Africa Johannesburg		Pay	7.07%	Quarterly	5/30/2020	ZAR	82,830		(3)			—		(3)
Interbank Agreed Rate 3 Month
SAFE South Africa Johannesburg		Pay	7.91%	Quarterly	5/24/2028		35,608		(12)			1		(11)
Interbank Agreed Rate 3 Month
SAFE South Africa Johannesburg		Pay	7.09%	Quarterly	5/31/2020		60,839		—			—		—
Interbank Agreed Rate 3 Month
SAFE South Africa Johannesburg		Pay	7.72%	Quarterly	4/26/2028		19,000		(24)			(1)		(25)
Interbank Agreed Rate 3 Month
SAFE South Africa Johannesburg		Receive	7.01%	Quarterly	6/4/2020		132,866		15			1		16
Interbank Agreed Rate 3 Month
SAFE South Africa Johannesburg		Pay	7.64%	Quarterly	3/29/2028		11,583		(20)			1		(19)
Interbank Agreed Rate 3 Month
SAFE South Africa Johannesburg		Pay	7.67%	Quarterly	3/12/2028		33,000		(50)			(1)		(51)
Interbank Agreed Rate 3 Month
SAFE South Africa Johannesburg		Pay	6.88%	Quarterly	5/11/2020		69,549		(21)			1		(20)
Interbank Agreed Rate 3 Month
SAFE South Africa Johannesburg		Pay	7.82%	Quarterly	5/8/2028		14,707		(12)			1		(11)
Interbank Agreed Rate 3 Month
SAFE South Africa Johannesburg		Pay	6.95%	Quarterly	3/22/2021		53,793		(27)			—		(27)
Interbank Agreed Rate 3 Month
Stockholm Interbank Offered Rate Receive			1.27%	Quarterly	3/27/2028	SEK	15,100		(22)			1		(21)
3 Month
US Federal Funds Effective Rate Receive			2.37%	Annual	5/13/2021		$1,108		(2)			1		(1)
(continuous series)
US Federal Funds Effective Rate Receive			1.68%	Annual	3/31/2019		14,206		44			1		45
(continuous series)
Total									$(692)			$72		$(620)

Amounts in thousands.

Total Return Swaps

			Pay/Receive									Value and Unrealized
	Reference		Positive		Payment		Expiration		Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Entity	Contracts	Return	Financing Rate	Frequency		Date		Amount	Payments/(Receipts)		Asset		Liability
Citigroup Inc	I Shares JPM	199,650	Receive	1.5%	Quarterly		8/14/2018		$21,412 $		— $		—	$(58)
	USD EM Bond
	UCITS ETF
Goldman Sachs & Seritage		4,468	Receive	1 Month LIBOR Expiration			5/31/2021		191		—		—	(5)
Co	Growth
	Properties - A
	REIT
Goldman Sachs & Seritage		7,447	Receive	1 Month LIBOR Expiration			5/31/2021		313		—		—	(3)
Co	Growth
	Properties - A
	REIT
Goldman Sachs & Seritage		3,039	Receive	1 Month LIBOR Expiration			5/31/2021		128		—		—	(1)
Co	Growth
	Properties - A
	REIT
HSBC Securities Nigerian		OMO 2,518,000,000	Receive	3 Month LIBOR Quarterly			6/8/2018		6,938		—		19	—
Inc	Bill, 0.00%,			+ .85%
	06/07/2018
HSBC Securities Nigerian		OMO 1,249,202,000	Receive	3 Month LIBOR Quarterly			7/13/2018		3,342		—		68	—
Inc	Bill, 0.00%,
	07/12/2018
Morgan Stanley & MSCI Brazil		713	Receive	Brazil Cetip DI	Monthly		6/20/2018	BRL	691		—		—	(22)
Co	Net Return			Interbank
	BRL Index			Deposit Rate -
				.40%
Morgan Stanley & MSCI Daily		253	Pay	1 Month USD	Monthly		6/20/2018		$34		—		—	(1)
Co	Total Return			LIBOR - .05%
	Net Israel USD
	Index

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Total Return Swaps (continued)

			Pay/Receive									Value and Unrealized
	Reference		Positive		Payment	Expiration	Notional			Upfront	Appreciation/(Depreciation)
Counterparty	Entity	Contracts	Return	Financing Rate	Frequency	Date	Amount			Payments/(Receipts)		Asset Liability
Morgan Stanley & MSCI Hong		96	Receive	1 Month HIBOR	Monthly	6/20/2018		$8,584	$		— $	—	(4)
Co	Kong Net			+ 0.35%
	Return HKD
	Index
Morgan Stanley & MSCI Hong		35	Receive	1 Month HIBOR	Monthly	6/20/2018		3,130			—	—	(1)
Co	Kong Net			+ 0.35%
	Return HKD
	Index
Morgan Stanley & MSCI Hong		21	Receive	1 Month HIBOR	Monthly	6/20/2018		1,878			—	—	(1)
Co	Kong Net			+ 0.35%
	Return HKD
	Index
Morgan Stanley & MSCI Japan		20,546	Receive	1 Month JPY	Monthly	6/20/2018	JPY	41,958			—	—	(11)
Co	Net Return			LIBOR + .10%
	JPY Index
Morgan Stanley & MSCI Japan		7,243	Receive	ICE LIBOR JPY	Monthly	6/20/2018		14,791			—	—	(4)
Co	Net Return			1 Month + .10%
	JPY Index
Morgan Stanley & MSCI Japan		5,444	Receive	ICE LIBOR JPY	Monthly	6/20/2018		11,117			—	—	(3)
Co	Net Return			1 Month + .01%
	JPY Index
Morgan Stanley & MSCI Japan		226,817	Receive	1 Month JPY	Monthly	6/20/2018		463,194			—	—	(122)
Co	Net Return			LIBOR + .10%
	JPY Index
Morgan Stanley & MSCI Mexico		247	Pay	MXN TIIE	Monthly	6/20/2018	MXN	242			—	—	—
Co	Net Return			Banxico
	MXN Index
Morgan Stanley & MSCI Mexico		4,110	Pay	MXN TIIE	Monthly	6/20/2018		4,029			—	9	—
Co	Net Return			Banxico
	MXN Index
Morgan Stanley & MSCI		1,053	Pay	Euribor 1 Month	Monthly	6/20/2018	EUR	246			—	4	—
Co	Netherlands			- 1.00%
	Net Return
	EUR Index
Morgan Stanley & MSCI Poland		1,825	Pay	1 Month WIBOR Monthly		6/20/2018	PLN	363			—	5	—
Co	Net Return
	PLN Index
Morgan Stanley & MSCI Poland		1,848	Pay	1 Month WIBOR Monthly		6/20/2018		361			—	3	—
Co	Net Return
	PLN Index
Morgan Stanley &MSCI Poland		2,333	Pay	1 Month WIBOR Monthly		6/20/2018		464			—	7	—
Co	Net Return
	PLN Index
Morgan Stanley & MSCI		90	Receive	SIBOR 1 Month	Monthly	6/20/2018	SGD	555			—	—	(13)
Co	Singapore Net			+ .50%
	Return SGD
	Index
Morgan Stanley & MSCI		85	Receive	SIBOR 1 Month	Monthly	6/20/2018		524			—	—	(12)
Co	Singapore Net			+ .50%
	Return SGD
	Index
Morgan Stanley & MSCI		22	Receive	SIBOR 1 Month	Monthly	6/20/2018		136			—	—	(3)
Co	Singapore Net
	Return SGD
	Index
Morgan Stanley & MSCI South		1,838	Pay	SAFE South	Monthly	6/20/2018	ZAR	1,803			—	4	—
Co	Africa Net			Africa
	Return ZAR			Johannesburg
	Index			Interbank Agreed
				Rate 1 Month -
				0.33%
Morgan Stanley & MSCI South		27,671	Pay	SAFE South	Monthly	6/20/2018		27,853			—	120	—
Co	Africa Net			Africa
	Return ZAR			Johannesburg
	Index			Interbank Agreed
				Rate 1 Month -
				0.33%
Morgan Stanley & MSCI Sweden		29	Pay	1 Month	Monthly	6/20/2018	SEK	1,084			—	1	—
Co	Net Return			STIBOR -
	SEK Index			0.037%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Total Return Swaps (continued)

Pay/Receive	Value and Unrealized
Reference	Positive	Payment	Expiration	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Entity	Contracts	Return	Financing Rate	Frequency	Date	Amount	Payments/(Receipts)	Asset Liability
Morgan Stanley & MSCI	796	Pay	1 Month CHF	Monthly	6/20/2018	$2,106	$—	$110	—
Co	Switzerland	LIBOR - 1.80%
Net Return
CHF Index
Morgan Stanley & MSCI	91	Receive	1 Month LIBOR	Monthly	6/20/2018	130	—	—	(2)
Co	Thailand Net	+ .80%
Return USD
Index
Total	$—	$350	$(266)

Amounts in thousands except contracts

Total Return Equity Basket Swaps

Value and Unrealized
Payment	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Expiration Date	Amount	Payments/(Receipts)	Asset	Liability
Bank of America NA	Floating rate based on the Total return on a custom	Monthly	8/12/2019	$—	$—	$	— $	—
Federal Funds Rate	basket of long and short
plus/less spread	securities traded in USD
Bank of America NA	Floating rate based on 1	Total return on a custom	Monthly	12/27/2018	3,413	—	79	—
month Euribor plus/less	basket of long and short
spread	securities traded in EUR
Bank of America NA	Floating rate based on 1	Total return on a custom	Monthly	08/28/2018 -	239	—	1	—
month GBP LIBOR	basket of long and short	05/26/2020
plus/less spread	securitied traded in GBP
Deutsche Bank AG	Floating rate based on 1	Total return on a custom	Monthly	9/22/2022	447	—	—	(35)
week LIBOR plus/less	basket of long and short
spread	securities traded in IDR
Deutsche Bank AG	Floating rate based on 1	Total return on a custom	Monthly	3/22/2019	231	—	20	—
month LIBOR plus/less	basket of long and short
spread	securities traded in MYR
Deutsche Bank AG	Floating rate based on 1	Total return on a custom	Monthly	3/22/2019	2,068	—	—	(5)
month LIBOR plus/less	basket of long and short
spread	securities traded in TWD
Deutsche Bank AG	Floating rate based on 1	Total return on a custom	Monthly	3/18/2021	1,410	—	—	(115)
month LIBOR plus/less	basket of long and short
spread	securities traded in USD
Deutsche Bank AG	Floating rate based on 28 Total return on a custom	Monthly	3/20/2023	1,081	—	98	—
day Mexico Interbank	basket of long and short
TIIE Rate plus/less spread securities traded in MXN
Deutsche Bank AG	Floating rate based on 1	Total return on a custom	Monthly	6/15/2022	36	—	—	(1)
month LIBOR plus/less	basket of long and short
spread	securities traded in CLP
Deutsche Bank AG	Floating rate based on 1	Total return on a custom	Monthly	3/22/2023	1,580	—	355	—
month LIBOR plus/less	basket of long and short
spread	securities traded in BRL
Deutsche Bank AG	Floating rate based on the Total return on a custom	Monthly	5/23/2022	868	—	—	(31)
Overnight RBA Cash	basket of long and short
Rate plus/less spread	securities traded in AUD
Deutsche Bank AG	Floating rate based on 1	Total return on a custom	Monthly	8/19/2022	9,407	—	88	—
week EUR LIBOR	basket of long and short
plus/less spread	securities traded in EUR
Deutsche Bank AG	Floating rate based on 1	Total return on a custom	Monthly	01/21/2019-	23,920	—	731	—
week LIBOR plus/less	basket of long and short	05/21/2019
spread	securities traded in GBP
Deutsche Bank AG	Floating rate based on 1	Total return on a custom	Monthly	1/19/2022	10,329	—	639	—
week HIBOR plus/less	basket of long and short
spread	securities traded in HKD
Deutsche Bank AG	Floating rate based on 1	Total return on a custom	Monthly	03/28/2019-	8,849	—	444	—
month LIBOR plus/less	basket of long and short	04/19/2019
spread	securities traded in KRW
Deutsche Bank AG	Floating rate based on the Total return on a custom	Monthly	3/24/2019	2,156	—	155	—
1 month South Africa	basket of long and short
Johannesburg Interbank	securities traded in ZAR
Agreed Rate plus/less
spread
Deutsche Bank AG	Floating rate based on the Total return on a custom	Monthly	1/20/2022	818	—	—	(21)
Poland Warsaw Interbank basket of long and short
Offer/Bid Spot Week	securities traded in PLN
Rate plus/less spread

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Total Return Equity Basket Swaps (continued)

							Value and Unrealized
			Payment		Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Expiration Date	Amount	Payments/(Receipts)	Asset	Liability
JP Morgan Chase	Floating rate based on 1	Total return on a custom	Monthly	6/29/2018	$278	$—	$—	$(3)
	month LIBOR plus/less	basket of long and short
	spread	securities traded in USD
Morgan Stanley &	Floating rate based on the Total return on a custom		Monthly	9/16/2019	306,644	—	—	(1,760)
Co(a)	Federal Funds Rate	basket of long and short
	plus/less spread	securities traded in USD
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom	Monthly	12/17/2018	2,390	—	75	—
	week LIBOR plus/less	basket of long and short
	spread	securities traded in SEK
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom	Monthly	12/17/2018	1,514	—	66	—
	week LIBOR plus/less	basket of long and short
	spread	securities traded in NOK
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom	Monthly	11/28/2019	7,426	—	38	—
	month LIBOR plus/less	basket of long and short
	spread	securities traded in JPY
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom	Monthly	10/9/2019	2,017	—	—	(3)
	month Euribor plus/less	basket of long and short
	spread	securities traded in EUR
Morgan Stanley &	Floating rate based on 1	Total return on a custom	Monthly	08/22/2018-	61,369	—	920	—
Co(b)	month LIBOR plus/less	basket of long and short		10/11/2018
	spread	securities traded in USD
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom	Monthly	07/24/2019-	4,729	—	—	(128)
	month LIBOR plus/less	basket of long and short		07/25/2019
	spread	securities traded in GBP
Morgan Stanley & Co	Floating rate based on the Total return on a custom		Monthly	2/21/2019	839	—	—	(18)
	Federal Funds Rate	basket of long and short
	plus/less spread	securities traded in GBP
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom	Monthly	10/23/2018	327	—	—	(17)
	day RBACR plus/less	basket of long and short
	spread	securities traded in AUD
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom	Monthly	2/21/2019	861	—	76	—
	month LIBOR plus/less	basket of long and short
	spread	securities traded in HKD
Morgan Stanley &	Floating rate based on the Total return on a custom		Monthly	2/21/2019	121,505	—	418	—
Co(c)	Federal Funds Rate	basket of long and short
	plus/less spread	securities traded in USD
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom	Monthly	3/5/2019	4,251	—	382	—
	day TOIS	basket of long and short
		securities traded in CHF
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom	Monthly	10/9/2018	2,719	—	431	—
	day SONIA plus/less	basket of long and short
	spread	securities traded in GBP
Morgan Stanley &	Floating rate based on the Total return on a custom		Monthly	8/23/2018	50,437	—	—	(107)
Co(d)	Bank of Japan Estimate	basket of long and short
	Unsecured Overnight Call securities traded in JPY
	Rate plus/less spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom	Monthly	12/17/2018	2,898	—	291	—
	week LIBOR plus/less	basket of long and short
	spread	securities traded in DKK
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom	Monthly	12/17/2018	21,246	—	532	—
	day EONIA plus/less	basket of long and short
	spread	securities traded in EUR
Total					$658,302	$—	$5,839	$(2,244)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The Fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands.

(a) Top Underlying Securities
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Exelon Corp	70,033	$2,899	0.94%
PPL Corp	(103,528)	(2,828)	(0.92)%
TransDigm Group Inc	(7,904)	(2,641)	(0.86)%
Raytheon Co	10,314	2,161	0.70%
LyondellBasell Industries NV	14,833	1,663	0.54%
Henry Schein Inc	(23,383)	(1,618)	(0.53)%
Cheniere Energy Inc	(22,734)	(1,515)	(0.49)%
Humana Inc	5,193	1,511	0.49%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Top Underlying Securities (continued)
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Alcoa Corp	31,199	1,500	0.49%
MarketAxess Holdings Inc	(6,965)	(1,488)	(0.49)%
Gartner Inc	(10,718)	(1,423)	(0.46)%
Copart Inc	(25,913)	(1,421)	(0.46)%
Kraft Heinz Co/The	(24,609)	(1,415)	(0.46)%
WellCare Health Plans Inc	6,040	1,339	0.44%
BioMarin Pharmaceutical Inc	(14,678)	(1,326)	(0.43)%
HEICO Corp	(14,239)	(1,308)	(0.43)%
Gilead Sciences Inc	19,210	1,295	0.42%
Aflac Inc	28,609	1,289	0.42%
First Republic Bank/CA	(12,868)	(1,282)	(0.42)%
Wabtec Corp/DE	(13,107)	(1,278)	(0.42)%
Centene Corp	10,639	1,246	0.41%
Cognex Corp	(26,778)	(1,224)	(0.40)%
Lockheed Martin Corp	3,741	1,177	0.38%
Cigna Corp	6,889	1,167	0.38%
Consolidated Edison Inc	15,016	1,152	0.38%
CarMax Inc	(16,353)	(1,127)	(0.37)%
Fastenal Co	(21,162)	(1,126)	(0.37)%
DexCom Inc	(12,752)	(1,122)	(0.37)%
Guidewire Software Inc	(12,061)	(1,120)	(0.36)%
Middleby Corp/The	(11,156)	(1,111)	(0.36)%
Atlassian Corp PLC	(17,290)	(1,103)	(0.36)%
Valero Energy Corp	8,986	1,089	0.35%
Workday Inc	(8,265)	(1,082)	(0.35)%
Kinder Morgan Inc/DE	(64,565)	(1,077)	(0.35)%
Neurocrine Biosciences Inc	(10,993)	(1,058)	(0.35)%
Ultimate Software Group Inc/The	(4,029)	(1,056)	(0.34)%
Huntsman Corp	32,888	1,051	0.34%
General Dynamics Corp	5,184	1,046	0.34%
Square Inc	(17,874)	(1,041)	(0.34)%
Southern Co/The	(23,143)	(1,039)	(0.34)%
General Motors Co	24,100	1,029	0.34%
Waste Management Inc	12,375	1,024	0.33%
Best Buy Co Inc	14,935	1,019	0.33%
Seattle Genetics Inc	(16,605)	(1,004)	(0.33)%
Hyatt Hotels Corp	12,133	992	0.32%
Archer-Daniels-Midland Co	22,332	976	0.32%
Becton Dickinson and Co	(4,388)	(972)	(0.32)%
Albemarle Corp	(10,363)	(969)	(0.32)%
Caterpillar Inc	6,348	964	0.31%
Newell Brands Inc	(40,629)	(958)	(0.31)%
Bank of the Ozarks	(20,092)	(955)	(0.31)%
Sensata Technologies Holding PLC	(18,510)	(946)	(0.31)%
Northrop Grumman Corp	2,881	943	0.31%
Honeywell International Inc	6,312	934	0.30%
Zillow Group Inc - C Shares	(15,566)	(908)	(0.30)%
Cummins Inc	6,368	907	0.29%
Integrated Device Technology Inc	(27,259)	(906)	(0.30)%
L3 Technologies Inc	4,515	895	0.29%
Universal Display Corp	(8,922)	(883)	(0.29)%
Discovery Inc	(41,860)	(883)	(0.29)%
Spirit AeroSystems Holdings Inc	10,352	877	0.29%
Molina Healthcare Inc	10,300	875	0.28%
Allstate Corp/The	9,295	869	0.28%
Envision Healthcare Corp	(20,235)	(868)	(0.28)%
Charles Schwab Corp/The	(15,512)	(863)	(0.28)%
Anthem Inc	3,872	857	0.28%
Baxter International Inc	12,065	855	0.28%
First Solar Inc	12,637	854	0.28%
Jabil Inc	29,959	847	0.28%
WR Grace & Co	11,817	846	0.28%

(b)

Top Underlying Securities
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
NXP Semiconductors NV	114,933	$13,102	21.35%
Alibaba Group Holding Ltd	(46,180)	(9,144)	(14.90)%
Altaba Inc	89,156	6,879	11.21%
Express Scripts Holding Co	89,940	6,818	11.11%
iShares iBoxx $ High Yield Corporate Bond ETF	(46,326)	(3,955)	(6.45)%
CVS Health Corp	(62,085)	(3,936)	(6.41)%
Time Warner Inc	40,946	3,855	6.28%
KKR & Co LP	155,214	3,450	5.62%
United Technologies Corp	(21,792)	(2,720)	(4.43)%
Ashland Global Holdings Inc	34,152	2,654	4.32%
Cigna Corp	(10,945)	(1,854)	(3.02)%
Blackstone Group LP/The	45,008	1,437	2.34%
Walt Disney Co/The	(9,262)	(921)	(1.50)%
Amgen Inc	(2,698)	(485)	(0.79)%
Sinclair Broadcast Group Inc	(5,729)	(157)	(0.25)%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

(c)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
VelocityShares 3x Long Natural Gas ETN	(25,000	) $	(1,677)	(1.38)%
Blackstone Group LP/The	50,817		1,623	1.34%
Agios Pharmaceuticals Inc	(14,061)		(1,315)	(1.08)%
Cheniere Energy Partners LP Holdings LLC	(43,308)		(1,309)	(1.08)%
LKQ Corp	(40,895)		(1,299)	(1.07)%
Mattel Inc	(83,082)		(1,289)	(1.06)%
Incyte Corp	(18,874)		(1,289)	(1.06)%
2U Inc	(13,548)		(1,284)	(1.06)%
Take-Two Interactive Software Inc	(11,448)		(1,283)	(1.06)%
Phillips 66 Partners LP	(24,495)		(1,281)	(1.05)%
Gartner Inc	(9,616)		(1,276)	(1.05)%
Medidata Solutions Inc	(16,534)		(1,276)	(1.05)%
Duke Energy Corp	(16,532)		(1,276)	(1.05)%
Tyler Technologies Inc	(5,507)		(1,275)	(1.05)%
Integra LifeSciences Holdings Corp	(19,723)		(1,273)	(1.05)%
KKR & Co LP	(57,259)		(1,273)	(1.05)%
NiSource Inc	(50,263)		(1,272)	(1.05)%
Digital Realty Trust Inc	(11,813)		(1,270)	(1.04)%
Analog Devices Inc	(13,061)		(1,269)	(1.05)%
Vulcan Materials Co	(9,930)		(1,269)	(1.04)%
Dominion Energy Inc	(19,725)		(1,266)	(1.04)%
Kirby Corp	(13,946)		(1,265)	(1.04)%
Pinnacle Financial Partners Inc	(18,863)		(1,265)	(1.04)%
Lincoln National Corp	(19,076)		(1,265)	(1.04)%
Alexandria Real Estate Equities Inc	(10,119)		(1,264)	(1.04)%
MarketAxess Holdings Inc	(5,916)		(1,264)	(1.04)%
PerkinElmer Inc	(17,003)		(1,264)	(1.04)%
Dunkin' Brands Group Inc	(19,735)		(1,264)	(1.04)%
Fluor Corp	(25,926)		(1,264)	(1.04)%
CenturyLink Inc	(69,349)		(1,264)	(1.04)%
Bank of the Ozarks	(26,569)		(1,263)	(1.04)%
First Republic Bank/CA	(12,678)		(1,263)	(1.04)%
Realty Income Corp	(23,689)		(1,263)	(1.04)%
Albemarle Corp	(13,505)		(1,262)	(1.04)%
Paycom Software Inc	(11,954)		(1,261)	(1.04)%
Donaldson Co Inc	(26,710)		(1,261)	(1.04)%
SLM Corp	(110,292)		(1,261)	(1.04)%
Genuine Parts Co	(13,859)		(1,258)	(1.04)%
Northern Trust Corp	(12,263)		(1,257)	(1.04)%
Wabtec Corp/DE	(12,888)		(1,257)	(1.03)%
Sterling Bancorp/DE	(51,179)		(1,256)	(1.03)%
Teradata Corp	(31,453)		(1,254)	(1.03)%
Coty Inc	(94,631)		(1,254)	(1.03)%
Leggett & Platt Inc	(30,342)		(1,253)	(1.03)%
Starwood Property Trust Inc	(57,625)		(1,251)	(1.03)%
Goldman Sachs Group Inc/The	(5,538)		(1,251)	(1.03)%
Rockwell Automation Inc	(7,127)		(1,250)	(1.03)%
CIT Group Inc	(25,037)		(1,250)	(1.03)%
Eaton Vance Corp	(23,193)		(1,248)	(1.03)%
Prosperity Bancshares Inc	(17,224)		(1,248)	(1.03)%
National Oilwell Varco Inc	(30,118)		(1,247)	(1.03)%
Blackbaud Inc	(12,795)		(1,247)	(1.03)%
Workday Inc	(9,521)		(1,247)	(1.03)%
McCormick & Co Inc/MD	(12,288)		(1,241)	(1.02)%
CH Robinson Worldwide Inc	(14,262)		(1,241)	(1.02)%
Henry Schein Inc	(17,920)		(1,240)	(1.02)%
Monolithic Power Systems Inc	(9,405)		(1,240)	(1.02)%
Campbell Soup Co	(36,823)		(1,239)	(1.02)%
Flowserve Corp	(29,947)		(1,238)	(1.02)%
Hanesbrands Inc	(67,859)		(1,237)	(1.02)%
Aqua America Inc	(35,643)		(1,237)	(1.02)%
MercadoLibre Inc	(4,251)		(1,236)	(1.02)%
International Flavors & Fragrances Inc	(10,123)		(1,236)	(1.02)%
Helmerich & Payne Inc	(18,612)		(1,235)	(1.02)%
Caesars Entertainment Corp	(101,638)		(1,235)	(1.02)%
Rollins Inc	(24,810)		(1,235)	(1.02)%
Skechers U.S.A. Inc	(42,491)		(1,235)	(1.02)%
Middleby Corp/The	(12,388)		(1,234)	(1.02)%
Cognex Corp	(26,972)		(1,233)	(1.01)%
Newell Brands Inc	(51,524)		(1,215)	(1.00)%
RPM International Inc	(24,505)		(1,213)	(1.00)%

(d)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Hitachi Ltd	157,000		$1,150	2.28%
Murata Manufacturing Co Ltd	(7,100)		(1,056)	(2.09)%
Taisei Corp	16,300		898	1.78%
Calbee Inc	(24,100)		(880)	(1.74)%
NGK Spark Plug Co Ltd	(29,500)		(808)	(1.60)%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Top Underlying Securities (continued)
Description			Shares		Notional Amount	% of Total Absolute Notional Amount
Kajima Corp			83,000		678				1.34%
Japan Airlines Co Ltd			16,400		636				1.26%
Nippon Paint Holdings Co Ltd			(14,800)		(620)				(1.23)%
Kakaku.com Inc			(28,236)		(615)				(1.22)%
Square Enix Holdings Co Ltd			12,200		607				1.20%
Casio Computer Co Ltd			(39,600)		(606)				(1.20)%
Alps Electric Co Ltd			(25,100)		(596)				(1.18)%
DeNA Co Ltd			(29,000)		(558)				(1.11)%
Haseko Corp			35,600		541				1.07%
Nidec Corp			(3,400)		(528)				(1.05)%
Nexon Co Ltd			31,200		517				1.03%
Ricoh Co Ltd			(56,400)		(511)				(1.01)%
Yaskawa Electric Corp			(12,600)		(510)				(1.01)%
Sony Financial Holdings Inc			(25,800)		(475)				(0.94)%
Sumitomo Metal Mining Co Ltd			(12,300)		(471)				(0.94)%
Yamato Holdings Co Ltd			(16,400)		(471)				(0.93)%
Hokuriku Electric Power Co			(45,000)		(453)				(0.90)%
Kikkoman Corp			(9,500)		(449)				(0.89)%
Kansai Paint Co Ltd			(20,500)		(440)				(0.87)%
Obayashi Corp			43,300		437				0.87%
Kamigumi Co Ltd			19,500		427				0.85%
Shimano Inc			(3,000)		(424)				(0.84)%
Aozora Bank Ltd			9,800		388				0.77%
Kirin Holdings Co Ltd			13,600		387				0.77%
Marui Group Co Ltd			(19,000)		(386)				(0.77)%
Nintendo Co Ltd			(900)		(372)				(0.74)%
Resona Holdings Inc			66,100		369				0.73%
Asics Corp			(21,819)		(364)				(0.72)%
FamilyMart UNY Holdings Co Ltd			(3,500)		(364)				(0.72)%
Yamaha Corp			(6,900)		(360)				(0.72)%
Nippon Shinyaku Co Ltd			5,000		359				0.71%
Konami Holdings Corp			7,600		357				0.71%
Chugoku Electric Power Co Inc/The			(27,100)		(354)				(0.70)%
TDK Corp			(3,900)		(351)				(0.70)%
Sega Sammy Holdings Inc			19,800		350				0.69%
LINE Corp			(9,600)		(349)				(0.69)%
Acom Co Ltd			(80,650)		(339)				(0.67)%
Alfresa Holdings Corp			13,100		332				0.66%
Tokyo Gas Co Ltd			11,900		324				0.64%
Lion Corp			17,700		324				0.64%
Nippon Express Co Ltd			4,100		309				0.61%
M3 Inc			(7,200)		(301)				(0.60)%
Shiseido Co Ltd			3,800		301				0.60%
JXTG Holdings Inc			46,200		299				0.59%
Marubeni Corp			38,100		297				0.59%

Synthetic Futures

			Notional		Upfront	Unrealized		Fair Value
Counterparty	Reference Entity	Expiration Date	Amount		Payments/(Receipts)	Appreciation/(Depreciation)		Asset	Liability
Bank of America NA Canada 10 Year Bond Future;		9/20/2018	$(5,032	) $	— $	(113	) $	— $	(113)
	September 2018
Bank of America NA	Euro Bund 10 Year Bund Future;	9/7/2018	29,748		—	(100)		—	(100)
	September 2018
Bank of America NA	Euro Buxl 30 Year Bond Future;	9/7/2018	828		—	10		10	—
	September 2018
Bank of America NA	Euro-Bobl 5 Year Future; September	9/7/2018	14,822		—	(99)		—	(99)
	2018
Bank of America NA Euro-BTP Future; September 2018		9/7/2018	145		—	(2)		—	(2)
Bank of America NA Euro-OAT Future; September 2018		9/7/2018	3,591		—	3		3	—
Bank of America NA Euro-Schatz 2 Year Future;		9/7/2018	3,539		—	(3)		—	(3)
	September 2018
Bank of America NA	Japan 10 Year Bond TSE Future; June	6/14/2018	(33,307)		—	(46)		—	(46)
	2018
Bank of America NA	UK 10 Year Gilt Future; September	9/27/2018	(22,977)		—	(409)		—	(409)
	2018
Bank of America NA	US 10 Year Note Future; September	9/20/2018	9,033		—	56		56	—
	2018
Bank of America NA	US 2 Year Note Future; September	10/1/2018	(15,918)		—	(56)		—	(56)
	2018
Bank of America NA	US 5 Year Note Future; September	10/1/2018	(24,828)		—	(253)		—	(253)
	2018
Bank of America NA	US Long Bond Future; September	9/20/2018	(435)		—	(14)		—	(14)
	2018
Bank of America NA	US Ultra Bond Future; September	9/20/2018	(1,595)		—	(61)		—	(61)
	2018
Citigroup Inc(a)	Brent Crude Future; August 2018	7/2/2018	2,172		—	33		33	—
Citigroup Inc(a)	Cocoa Future; September 2018	9/14/2018	73		—	(1)		—	(1)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Synthetic Futures (continued)

			Notional	Upfront	Unrealized		Fair Value
Counterparty	Reference Entity	Expiration Date	Amount	Payments/(Receipts)	Appreciation/(Depreciation)		Asset	Liability
Citigroup Inc(a)	Cocoa Future;September 2018	9/14/2018	$50	$—	$(1)	$	— $	(1)
Citigroup Inc(a)	Coffee 'C' Future; July 2018	7/20/2018	(186)	—	(6)		—	(6)
Citigroup Inc(a)	Copper Future; July 2018	7/30/2018	230	—	(7)		—	(7)
Citigroup Inc(a)	Corn Future; July 2018	7/16/2018	(552)	—	4		4	—
Citigroup Inc(a)	Cotton No.2 Future; July 2018	7/10/2018	140	—	14		14	—
Citigroup Inc(a)	Gasoline RBOB Future; July 2018	7/2/2018	635	—	1		1	—
Citigroup Inc(a)	Gold 100 oz Future; August 2018	8/30/2018	(913)	—	(4)		—	(4)
Citigroup Inc(a)	LME Copper Future; September 2018	9/18/2018	(514)	—	5		5	—
Citigroup Inc(a)	LME Nickel Future; September 2018	9/18/2018	183	—	6		6	—
Citigroup Inc(a)	LME PRI Alum Future; September	9/18/2018	229	—	2		2	—
	2018
Citigroup Inc(a)	Low Sulphur Gasoline Future; July	7/13/2018	614	—	25		25	—
	2018
Citigroup Inc(a)	NY Harb ULSD Future; July 2018	7/2/2018	370	—	1		1	—
Citigroup Inc(a)	Platinum Future; July 2018	7/30/2018	(136)	—	1		1	—
Citigroup Inc(a)	Silver Future; July 2018	7/30/2018	2,057	—	(8)		—	(8)
Citigroup Inc(a)	Soybean Future; July 2018	7/16/2018	(2,495)	—	(7)		—	(7)
Citigroup Inc(a)	Soybean Oil Future; July 2018	7/16/2018	(93)	—	2		2	—
Citigroup Inc(a)	Sugar #11 Future; July 2018	7/2/2018	(645)	—	(20)		—	(20)
Citigroup Inc(a)	WTI Crude Future; July 2018	6/21/2018	1,609	—	(86)		—	(86)
Merrill Lynch	BIST 30 Index Future; June 2018	7/2/2018	(44)	—	1		1	—
Merrill Lynch(a)	Brent Crude Future; August 2018	7/2/2018	776	—	12		12	—
Merrill Lynch(a)	Cocoa Future; September 2018	9/14/2018	48	—	(1)		—	(1)
Merrill Lynch(a)	Cocoa Future;September 2018	9/14/2018	125	—	(2)		—	(2)
Merrill Lynch(a)	Coffee 'C' Future; July 2018	7/20/2018	(278)	—	(9)		—	(9)
Merrill Lynch(a)	Copper Future; July 2018	7/30/2018	153	—	(4)		—	(4)
Merrill Lynch(a)	Corn Future; July 2018	7/16/2018	(611)	—	5		5	—
Merrill Lynch(a)	Cotton No.2 Future; July 2018	7/10/2018	47	—	5		5	—
Merrill Lynch	Hang Seng Index Future; June 2018	6/29/2018	1,167	—	(5)		—	(5)
Merrill Lynch(a)	Lean Hogs Future; July 2018	7/17/2018	(125)	—	(1)		—	(1)
Merrill Lynch(a)	Live Cattle Future; August 2018	9/3/2018	(333)	—	1		1	—
Merrill Lynch(a)	Natural Gas Future; July 2018	6/28/2018	(295)	—	(15)		—	(15)
Merrill Lynch(a)	NY Harb ULSD Future; July 2018	7/2/2018	185	—	—		—	—
Merrill Lynch(a)	Platinum Future; July 2018	7/30/2018	(91)	—	1		1	—
Merrill Lynch(a)	Soybean Meal Future; July 2018	7/16/2018	375	—	(14)		—	(14)
Merrill Lynch(a)	Soybean Oil Future; July 2018	7/16/2018	(168)	—	4		4	—
Merrill Lynch	Taiwan TAIEX Index Future; June	6/21/2018	363	—	(2)		—	(2)
	2018
Merrill Lynch	Tel Aviv 25 Index Future; June 2018	6/28/2018	(85)	—	1		1	—
Merrill Lynch(a)	WTI Crude Future; July 2018	6/21/2018	1,676	—	(89)		—	(89)
Morgan Stanley & Co Bovespa Index Future; June 2018		6/14/2018	1,754	—	(183)		—	(183)
Morgan Stanley & Co Hang Seng Index Future; June 2018		6/29/2018	194	—	(1)		—	(1)
Morgan Stanley & Co HSCEI China Index Future; June 2018		6/29/2018	532	—	(2)		—	(2)
Morgan Stanley & Co KOSPI 200 Index Future; June 2018		6/15/2018	4,102	—	(24)		—	(24)
Morgan Stanley & Co MSCI Singapore Index Future; June		6/29/2018	29	—	(1)		—	(1)
	2018
Morgan Stanley & Co Swiss Market Index Future; June 2018		6/18/2018	(7,376)	—	223		453	—
Morgan Stanley & Co WIG 20 Index Future; June 2018		6/18/2018	(35)	—	2		2	—
Total				$—	$(1,231)		$648	$(1,649)

Amounts in thousands.

(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.

See accompanying notes.

	Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Reverse Repurchase Agreements

Counterparty	Coupon Rate	Maturity Date	Principal Amount		Payable for Reverse Repurchase Agreements
Barclays Bank PLC	(1.85%)	Open ended		$9,710	$(9,742)
Barclays Bank PLC	(1.75%)	Open ended		7,827	(7,833)
Barclays Bank PLC	(1.85%)	Open ended		9,715	(9,720)
Merrill Lynch	(7.75%)	Open ended	ZAR	13,416	(1,084)
Merrill Lynch	(1.92%)	6/1/2018		$23,103	(23,104)
Merrill Lynch	(1.92%)	6/1/2018		10,372	(10,373)
Merrill Lynch	(1.92%)	6/1/2018		3,287	(3,287)
Merrill Lynch	(1.92%)	6/1/2018		4,075	(4,075)
Merrill Lynch	(1.92%)	6/1/2018		14,881	(14,882)
Merrill Lynch	(1.92%)	6/1/2018		2,483	(2,483)
Merrill Lynch	(1.92%)	6/1/2018		15,033	(15,034)
Merrill Lynch	(1.92%)	6/1/2018		15,843	(15,844)
Merrill Lynch	(1.92%)	6/1/2018		28,115	(28,116)
Merrill Lynch	(1.92%)	6/1/2018		5,790	(5,790)
Merrill Lynch	(1.92%)	6/1/2018		1,360	(1,360)
Merrill Lynch	(1.92%)	6/1/2018		2,925	(2,925)
Merrill Lynch	(1.92%)	6/1/2018		5,881	(5,881)
Merrill Lynch	(1.82%)	6/1/2018		3,937	(3,937)
Merrill Lynch	(1.90%)	6/1/2018		5,648	(5,648)
Merrill Lynch	(1.80%)	6/1/2018		1,461	(1,461)
Merrill Lynch	(1.90%)	6/1/2018		1,123	(1,123)
Merrill Lynch	(1.90%)	6/1/2018		3,535	(3,536)
Merrill Lynch	(1.90%)	6/1/2018		18,082	(18,084)
Total					$(195,322)

Amounts in thousands.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (10.94)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Advertising - (0.03)%			Building Materials - (0.09)%
Dentsu Inc	7,800	$372	CRH PLC	10,887	$402
JCDecaux SA	16,073	502	Johnson Controls International plc	45,800	1,537
		$874	Owens Corning	7,800	493

Aerospace & Defense - (0.13)%					$2,432
Airbus SE	11,918	1,360	Chemicals - (0.49)%
Arconic Inc	32,500	574	Air Liquide SA	14,435	1,782
BAE Systems PLC	98,846	839	Akzo Nobel NV	8,463	743
IHI Corp	10,000	374	Clariant AG	49,537	1,196
United Technologies Corp	3,701	462	Daicel Corp	47,400	534
		$3,609	DowDuPont Inc	22,253	1,426
			Kansai Paint Co Ltd	32,100	686
Agriculture - (0.14)%			Kuraray Co Ltd	32,800	501
Archer-Daniels-Midland Co	10,200	446	LANXESS AG	17,552	1,388
British American Tobacco PLC	35,123	1,803	Nippon Paint Holdings Co Ltd	17,800	742
Japan Tobacco Inc	53,200	1,433	Praxair Inc	6,063	947
		$3,682	Solvay SA	4,893	656
Airlines - (0.14)%			Symrise AG	12,864	1,044
American Airlines Group Inc	6,500	283	Taiyo Nippon Sanso Corp	41,400	612
ANA Holdings Inc	14,900	598	Toray Industries Inc	98,600	805
Delta Air Lines Inc	8,700	470	Tosoh Corp	25,700	448
Japan Airlines Co Ltd	55,200	2,135			$13,510
United Continental Holdings Inc	6,200	432	Commercial Services - (0.32)%
		$3,918	Atlantia SpA	21,511	624
Apparel - (0.07)%			Ecolab Inc	20,400	2,909
Hanesbrands Inc	81,299	1,482	Gartner Inc	12,900	1,712
Under Armour Inc - Class C	24,855	470	Macquarie Infrastructure Corp	17,492	677
		$1,952	Nielsen Holdings PLC	24,100	727
			Sabre Corp	44,919	1,101
Automobile Manufacturers - (0.26)%			Square Inc	9,700	565
Bayerische Motoren Werke AG	5,078	507	Strayer Education Inc	941	103
Daimler AG	17,895	1,293	Toppan Printing Co Ltd	61,000	496
Fiat Chrysler Automobiles NV	12,882	292			$8,914
Ford Motor Co	159,573	1,843
General Motors Co	57,100	2,438	Computers - (0.26)%
Nissan Motor Co Ltd	48,500	481	CGI Group Inc	9,300	572
Tesla Inc	741	211	DXC Technology Co	10,127	933
		$7,065	Hewlett Packard Enterprise Co	84,636	1,290
			Ingenico Group SA	4,246	340
Automobile Parts & Equipment - (0.08)%			International Business Machines Corp	7,300	1,031
Faurecia SA	4,914	417	Leidos Holdings Inc	13,632	819
Goodyear Tire & Rubber Co/The	39,935	976	Lumentum Holdings Inc	997	59
Valeo SA	10,012	636	NCR Corp	6,027	181
		$2,029	NEC Corp	37,200	1,046
Banks - (0.40)%			Pure Storage Inc	4,596	99
Bendigo & Adelaide Bank Ltd	210,197	1,705	TDK Corp	7,500	670
Cadence BanCorp	7,255	212			$7,040
Canadian Imperial Bank of Commerce	29,800	2,602	Consumer Products - (0.03)%
DBS Group Holdings Ltd	17,600	370	Spectrum Brands Holdings Inc	10,888	868
Fifth Third Bancorp	8,976	275
Hope Bancorp Inc	4,279	77
Independent Bank Group Inc	655	49	Distribution & Wholesale - (0.23)%
ING Groep NV	54,032	787	Fossil Group Inc	255,504	5,591
Mitsubishi UFJ Financial Group Inc	55,200	333	Jardine Cycle & Carriage Ltd	29,800	764
Morgan Stanley	5,000	250			$6,355
Nordea Bank AB	147,335	1,417	Diversified Financial Services - (0.35)%
Suruga Bank Ltd	35,100	403	AEON Financial Service Co Ltd	35,000	814
UBS Group AG	97,631	1,474	BlackRock Inc	2,400	1,282
Yamaguchi Financial Group Inc	79,000	950	Charles Schwab Corp/The	88,700	4,933
		$10,904	CME Group Inc	233	38
Beverages - (0.10)%			Deutsche Boerse AG	9,649	1,289
Coca-Cola Amatil Ltd	124,295	833	FNF Group	914	34
Coca-Cola Bottlers Japan Holdings Inc	26,900	1,130	Hargreaves Lansdown PLC	20,696	524
Remy Cointreau SA	5,211	771	ORIX Corp	33,100	553
		$2,734			$9,467

Biotechnology - (0.09)%			Electric - (0.45)%
Acorda Therapeutics Inc	2,940	77	AES Corp/VA	52,400	668
AMAG Pharmaceuticals Inc	5,547	135	Black Hills Corp	9,565	556
Gilead Sciences Inc	29,506	1,989	Consolidated Edison Inc	13,302	1,021
Innoviva Inc	6,468	96	Dominion Energy Inc	18,869	1,211
		$2,297	E.ON SE	47,529	503

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Electric (continued)			Healthcare - Services - (0.31)%
Electricite de France SA	43,254	$574	Anthem Inc	32,734	$7,248
Emera Inc	38,900	1,215	Cigna Corp	4,363	739
Exelon Corp	14,464	599	IQVIA Holdings Inc	4,388	434
FirstEnergy Corp	59,200	2,038			$8,421
Great Plains Energy Inc	43,075	1,462
Power Assets Holdings Ltd	149,500	1,038	Holding Companies - Diversified - (0.08)%
RWE AG	56,497	1,281	Bollore SA	378,623	1,865
Sempra Energy	1,310	140	Keppel Corp Ltd	47,600	273
		$12,306			$2,138

Electrical Components & Equipment - (0.04)%			Home Builders - (0.15)%
Acuity Brands Inc	2,144	254	Daiwa House Industry Co Ltd	34,300	1,239
Casio Computer Co Ltd	50,600	772	Iida Group Holdings Co Ltd	79,100	1,505
		$1,026	Sekisui House Ltd	69,100	1,228
					$3,972
Electronics - (0.15)%
Alps Electric Co Ltd	34,300	808	Home Furnishings - (0.02)%
Avnet Inc	11,900	454	SEB SA	2,270	410
Corning Inc	34,300	932
Murata Manufacturing Co Ltd	3,700	548	Housewares - (0.02)%
TTM Technologies Inc	53,205	959	Newell Brands Inc	19,600	462
Vishay Intertechnology Inc	21,614	458

		$4,159	Insurance - (0.56)%
Engineering & Construction - (0.22)%			Allianz SE	3,556	733
ACS Actividades de Construccion y Servicios	28,471	1,186	Arthur J Gallagher & Co	8,400	557
SA			Assurant Inc	12,479	1,164
Ferrovial SA	44,853	917	Berkshire Hathaway Inc - Class B	4,434	849
Ferrovial SA - Rights	44,853	16	Challenger Ltd/Australia	92,975	902
Fluor Corp	13,100	638	Dai-ichi Life Holdings Inc	35,100	652
JGC Corp	39,900	829	Fairfax Financial Holdings Ltd	1,200	674
Kajima Corp	37,000	301	Great-West Lifeco Inc	58,600	1,487
Skanska AB	53,881	992	Intact Financial Corp	6,200	469
SNC-Lavalin Group Inc	21,700	947	Kemper Corp	2,345	182
		$5,826	MS&AD Insurance Group Holdings Inc	17,700	561
			Power Corp of Canada	35,400	825
Entertainment - (0.04)%			Power Financial Corp	53,900	1,343
Marriott Vacations Worldwide Corp	3,260	392	Sompo Holdings Inc	43,800	1,897
Paddy Power Betfair PLC	4,010	488	T&D Holdings Inc	116,600	1,833
Penn National Gaming Inc	3,949	135	Voya Financial Inc	2,111	110
		$1,015	Willis Towers Watson PLC	5,100	771
Food - (0.28)%					$15,009
Calbee Inc	35,900	1,306	Internet - (0.42)%
Campbell Soup Co	21,100	710	Alibaba Group Holding Ltd ADR	20,681	4,095
Carrefour SA	33,178	598	Iliad SA	4,420	748
Casino Guichard Perrachon SA	24,878	1,077	Kakaku.com Inc	43,800	949
Colruyt SA	10,146	538	LINE Corp	14,800	539
Hormel Foods Corp	30,893	1,109	New Media Investment Group Inc	114,815	1,917
Kroger Co/The	21,700	528	SBI Holdings Inc/Japan	32,600	885
McCormick & Co Inc/MD	7,200	727	Shopify Inc	7,600	1,127
Metro Inc	4,049	134	Zillow Group Inc - C Shares	19,119	1,115
Mondelez International Inc	14,170	556			$11,375
Post Holdings Inc	1,159	89
		$7,372	Investment Companies - (0.10)%
			EXOR NV	11,356	825
Forest Products & Paper - (0.04)%			Groupe Bruxelles Lambert SA	14,910	1,577
International Paper Co	18,404	985	Kinnevik AB	9,703	338
			Prospect Capital Corp	2,106	14
Gas - (0.07)%					$2,754
NiSource Inc	58,000	1,467
Osaka Gas Co Ltd	20,100	438	Iron & Steel - (0.07)%
South Jersey Industries Inc	1,678	56	Allegheny Technologies Inc	8,088	231
			Cleveland-Cliffs Inc	10,229	87
		$1,961	Hitachi Metals Ltd	63,300	692
Healthcare - Products - (0.23)%			JFE Holdings Inc	14,500	298
Abbott Laboratories	26,270	1,616	thyssenkrupp AG	25,040	661
Becton Dickinson and Co	2,700	598			$1,969
Coloplast A/S	7,910	752
Essilor International Cie Generale d'Optique	16,012	2,191	Leisure Products & Services - (0.02)%
SA			Harley-Davidson Inc	13,242	544
Lonza Group AG	4,201	1,125
		$6,282	Lodging - (0.12)%
			MGM Resorts International	87,476	2,751

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Lodging (continued)			Oil & Gas Services (continued)
Wyndham Destinations Inc	5,022	$545	Superior Energy Services Inc	22,014	$240
		$3,296	Weatherford International PLC	15,887	54

Machinery - Construction & Mining - (0.03)%					$6,217
Hitachi Ltd	122,000	888	Packaging & Containers - (0.02)%
			Ball Corp	15,478	572

Machinery - Diversified - (0.28)%			WestRock Co	309	18
FANUC Corp	4,700	994			$590
Flowserve Corp	40,122	1,659	Pharmaceuticals - (0.26)%
GEA Group AG	15,573	572	Bayer AG	13,274	1,584
KION Group AG	11,271	915	Chugai Pharmaceutical Co Ltd	13,600	765
Middleby Corp/The	7,400	737	Clovis Oncology Inc	1,214	57
SMC Corp/Japan	1,500	566	CVS Health Corp	6,085	386
Wabtec Corp/DE	22,210	2,166	Grifols SA	41,719	1,230
		$7,609	Herbalife Nutrition Ltd	1,360	69
			Ironwood Pharmaceuticals Inc	2,358	44
Media - (0.22)%			Merck & Co Inc	7,800	464
Axel Springer SE	6,644	483
EW Scripps Co/The	124,218	1,551	Sumitomo Dainippon Pharma Co Ltd	86,800	1,797
			Takeda Pharmaceutical Co Ltd	4,693	191
Gannett Co Inc	9,235	98	Vifor Pharma AG	4,935	767
MSG Networks Inc	90,592	1,748
New York Times Co/The	8,842	201			$7,354
Sinclair Broadcast Group Inc	2,032	56	Pipelines - (0.10)%
Thomson Reuters Corp	27,900	1,085	AltaGas Ltd	54,301	1,066
Walt Disney Co/The	3,556	354	Koninklijke Vopak NV	34,344	1,686
Wolters Kluwer NV	7,497	421			$2,752
		$5,997
			Real Estate - (0.18)%
Metal Fabrication & Hardware - (0.06)%			Deutsche Wohnen SE	19,632	921
Rexnord Corp	4,848	142	First Capital Realty Inc	25,000	405
Tenaris SA	73,975	1,329	Hysan Development Co Ltd	272,000	1,569
		$1,471	Mitsui Fudosan Co Ltd	26,700	668
			Nomura Real Estate Holdings Inc	24,400	570
Mining - (0.02)%			Sumitomo Realty & Development Co Ltd	22,000	828
Anglo American PLC	17,782	425
Endeavour Mining Corp	1,276	22			$4,961
		$447	REITs - (0.03)%
			Annaly Capital Management Inc	3,417	36
Miscellaneous Manufacturers - (0.20)%			Apollo Commercial Real Estate Finance Inc	1,957	36
Alstom SA	10,061	476	Blackstone Mortgage Trust Inc	2,576	81
Orica Ltd	119,907	1,598
Pentair PLC	14,700	641	iStar Inc	2,928	32
			Prologis Inc	1,644	106
Siemens AG	5,952	776	Redwood Trust Inc	2,827	46
Textron Inc	26,570	1,769	Spirit Realty Capital Inc	1,965	17
		$5,260	Two Harbors Investment Corp	5,277	82
Office & Business Equipment - (0.07)%			Welltower Inc	10,767	621
Konica Minolta Inc	104,500	951			$1,057

Xerox Corp	31,498	856	Retail - (0.44)%
		$1,807	Ascena Retail Group Inc	209,739	684
Oil & Gas - (0.40)%			CarMax Inc	5,200	358
Andeavor	5,300	766	Domino's Pizza Enterprises Ltd	10,967	407
ARC Resources Ltd	70,500	726	Dufry AG	14,420	1,966
Cenovus Energy Inc	59,900	632	Gap Inc/The	38,227	1,070
Chesapeake Energy Corp	18,587	83	Genuine Parts Co	15,500	1,407
Concho Resources Inc	11,748	1,613	L Brands Inc	17,882	606
Devon Energy Corp	12,500	520	Macy's Inc	18,200	635
Helmerich & Payne Inc	4,325	287	Michaels Cos Inc/The	24,266	446
Hess Corp	15,900	961	Papa John's International Inc	27,058	1,390
Inpex Corp	165,400	1,833	Sally Beauty Holdings Inc	72,615	1,099
Lundin Petroleum AB	57,662	1,828	Signet Jewelers Ltd	12,103	520
Marathon Petroleum Corp	16,086	1,271	Tailored Brands Inc	14,912	489
Patterson-UTI Energy Inc	11,002	228	Yamada Denki Co Ltd	216,100	1,116
Vermilion Energy Inc	3,419	120			$12,193

		$10,868	Semiconductors - (0.95)%
Oil & Gas Services - (0.23)%			Analog Devices Inc	3,200	311
Baker Hughes a GE Co	26,800	927	Cohu Inc	1,348	32
Keane Group Inc	29,700	435	Intel Corp	168,241	9,287
McDermott International Inc	35,878	780	KLA-Tencor Corp	2,677	303
National Oilwell Varco Inc	39,520	1,637	Lam Research Corp	59,948	11,881
ProPetro Holding Corp	33,180	540	Marvell Technology Group Ltd	48,768	1,050
RPC Inc	29,965	492	Microchip Technology Inc	21,409	2,085
Schlumberger Ltd	16,200	1,112

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)
				Principal
Semiconductors (continued)			BONDS (continued)	Amount (000's) Value (000's)
Micron Technology Inc	13,900	$800	Electric - (0.19)%
NXP Semiconductors NV	1,000	114	Comision Federal de Electricidad
Synaptics Inc	822	35	6.13%, 6/16/2045	$5,000	$5,106
		$25,898

Software - (0.13)%			Healthcare - Services - (0.07)%
Atlassian Corp PLC	1,932	123	CHS/Community Health Systems Inc
Autodesk Inc	3,900	503	5.13%, 8/1/2021	2,090	1,964
DeNA Co Ltd	36,000	690
Micro Focus International PLC	17,448	309	Oil & Gas - (0.04)%
Mixi Inc	31,600	988	SM Energy Co
salesforce.com Inc	2,249	291	6.50%, 1/1/2023	528	536
Ubisoft Entertainment SA	8,384	911	6.75%, 9/15/2026	461	469
		$3,815			$1,005

Telecommunications - (0.40)%			Pharmaceuticals - (0.09)%
1&1 Drillisch AG	580	40	Endo Finance LLC
AT&T Inc	85,448	2,762	5.75%, 1/15/2022	2,920	2,445
CenturyLink Inc	55,800	1,016
CommScope Holding Co Inc	29,979	879
Deutsche Telekom AG	89,192	1,382	Retail - (0.05)%
Nokia OYJ	210,355	1,210	Macy's Retail Holdings Inc
SES SA	68,430	1,186	4.50%, 12/15/2034	1,677	1,474
SoftBank Group Corp	9,000	638
Tele2 AB	62,289	763	Sovereign - (1.13)%
Telefonica SA	57,788	510	Bahrain Government International Bond
T-Mobile US Inc	4,994	278	6.13%, 7/5/2022	10,000	9,623
TPG Telecom Ltd	77,858	327	Colombia Government International Bond
		$10,991	3.88%, 4/25/2027	376	359
Transportation - (0.27)%			4.50%, 1/28/2026	598	606
AP Moller - Maersk A/S	303	452	5.00%, 6/15/2045	472	456
Atlas Air Worldwide Holdings Inc	2,063	141	Mexico Government International Bond
Canadian Pacific Railway Ltd	2,200	424	3.75%, 1/11/2028	2,947	2,766
Central Japan Railway Co	6,800	1,403	4.13%, 1/21/2026	1,236	1,224
FedEx Corp	2,290	570	4.15%, 3/28/2027	5,973	5,868
Getlink	23,935	324	5.55%, 1/21/2045	2,365	2,434
Knight-Swift Transportation Holdings Inc	10,100	411	Pakistan Government International Bond
MTR Corp Ltd	81,092	456	6.88%, 12/5/2027	8,000	7,383
Odakyu Electric Railway Co Ltd	22,800	492			$30,719
Royal Mail PLC	74,916	504	Telecommunications - 0.00%
Ship Finance International Ltd	7,011	100	Frontier Communications Corp
United Parcel Service Inc	20,400	2,369	10.50%, 9/15/2022	104	94
		$7,646

Water - (0.05)%			TOTAL BONDS (proceeds $46,577)		$44,358
United Utilities Group PLC	63,307	652		Principal
Veolia Environnement SA	26,855	609	CONVERTIBLE BONDS - (0.04)%	Amount (000's) Value (000's)
		$1,261	Biotechnology - 0.00%
TOTAL COMMON STOCKS (proceeds $281,578)		$298,014	Illumina Inc
INVESTMENT COMPANIES - (0.13)%	Shares	Value (000's)	0.00%, 6/15/2019	75	87
Exchange Traded Funds - (0.13)%
SPDR S&P Oil & Gas Equipment & Services	37,240	644	Computers - (0.01)%
ETF			Western Digital Corp
SPDR S&P Oil & Gas Exploration &	60,779	2,568	1.50%, 2/1/2024	125	130
Production ETF
VanEck Vectors Oil Services ETF	8,667	235
		$3,447	Internet - (0.02)%
TOTAL INVESTMENT COMPANIES (proceeds $3,275)		$3,447	Booking Holdings Inc
			0.90%, 9/15/2021	225	275
	Principal		Liberty Expedia Holdings Inc
BONDS - (1.63)%	Amount (000's)	Value (000's)	1.00%, 6/30/2047	100	98
Commercial Services - 0.00%			Proofpoint Inc
Cenveo Corp			0.75%, 6/15/2020	50	75
0.00%, 9/15/2022	$642	$13	Q2 Holdings Inc
			0.75%, 2/15/2023	50	57
			Zendesk Inc
Diversified Financial Services - (0.06)%			0.25%, 3/15/2023	200	218
International Lease Finance Corp					$723
5.88%, 8/15/2022	1,436	1,538
			Media - (0.01)%
			DISH Network Corp
			2.38%, 3/15/2024	125	105

See accompanying notes.

	Consolidated Schedule of Investments
		Global Multi-Strategy Fund
		May 31, 2018 (unaudited)

		Short Sales Outstanding

	Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000's)

Oil & Gas Services - 0.00%
Oil States International Inc
1.50%, 2/15/2023	$50	$55

Software - 0.00%
Guidewire Software Inc
1.25%, 3/15/2025	100	104

TOTAL CONVERTIBLE BONDS (proceeds $1,159)		$1,204
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (8.81)%	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) - (4.19)%
3.50%, 6/1/2048	$114,427	$114,159

U.S. Treasury - (4.62)%
1.00%, 9/30/2019	24,525	24,099
1.38%, 9/15/2020	11,585	11,307
1.50%, 8/15/2020	10,990	10,766
1.63%, 10/31/2023	14,715	13,923
1.88%, 12/15/2020	8,528	8,400
1.88%, 8/31/2024	3,975	3,779
2.00%, 1/31/2020	7,696	7,649
2.38%, 5/15/2027	16,300	15,717
2.63%, 2/28/2023	18,966	18,942
3.63%, 2/15/2021	11,085	11,407
		$125,989
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$240,148
OBLIGATIONS (proceeds $240,262)
TOTAL SHORT SALES (proceeds $572,851)		$587,171

See accompanying notes.

Schedule of Investments Global Opportunities Fund May 31, 2018 (unaudited)

COMMON STOCKS - 96.05%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 5.41%			Environmental Control - 1.55%
Boeing Co/The	11,707	$4,123	Waste Management Inc	142,982	$11,826
General Dynamics Corp	23,834	4,807
L3 Technologies Inc	40,184	7,970	Food - 1.81%
Lockheed Martin Corp	39,052	12,283	Uni-President Enterprises Corp	3,675,000	8,956
Raytheon Co	57,393	12,024	WH Group Ltd (b)	4,684,500	4,799
		$41,207			$13,755
Agriculture - 0.96%			Healthcare - Products - 0.56%
Philip Morris International Inc	91,516	7,279	Lonza Group AG (a)	16,057	4,299

Airlines - 0.71%			Healthcare - Services - 6.45%
ANA Holdings Inc	135,200	5,429	Anthem Inc	41,384	9,163
			Cigna Corp	28,954	4,904
Apparel - 2.44%			ICON PLC (a)	70,239	9,059
Kering SA	12,062	6,923	Laboratory Corp of America Holdings (a)	57,425	10,370
LVMH Moet Hennessy Louis Vuitton SE	31,635	11,015	UnitedHealth Group Inc	64,790	15,648
Puma SE	1,114	675			$49,144
		$18,613	Insurance - 5.01%
Automobile Manufacturers - 2.73%			Allstate Corp/The	101,343	9,474
Fiat Chrysler Automobiles NV (a)	179,115	4,060	Legal & General Group PLC	1,927,340	6,903
Suzuki Motor Corp	157,300	9,014	NN Group NV	183,612	7,889
Volvo AB - B Shares	449,878	7,737	Prudential Financial Inc	46,408	4,494
		$20,811	Swiss Life Holding AG (a)	27,610	9,417
Banks - 8.75%					$38,177
China Construction Bank Corp	6,993,000	7,039	Internet - 6.74%
Comerica Inc	103,067	9,718	Alphabet Inc - A Shares (a)	18,893	20,782
Grupo Financiero Banorte SAB de CV	851,300	4,510	Amazon.com Inc (a)	2,915	4,750
JPMorgan Chase & Co	133,922	14,331	Facebook Inc (a)	67,675	12,979
Lloyds Banking Group PLC	9,080,899	7,617	VeriSign Inc (a)	98,067	12,792
Raiffeisen Bank International AG (a)	121,208	3,814			$51,303
Toronto-Dominion Bank/The	187,300	10,935	Lodging - 1.72%
United Overseas Bank Ltd	415,800	8,702	Extended Stay America Inc	201,252	4,237
		$66,666	Las Vegas Sands Corp	109,603	8,835
Beverages - 2.40%					$13,072
Ambev SA	1,088,500	5,746	Machinery - Construction & Mining - 1.12%
Diageo PLC	341,031	12,530	Hitachi Ltd	1,169,000	8,511
		$18,276
Biotechnology - 1.78%			Machinery - Diversified - 0.89%
CSL Ltd	52,414	7,357	Keyence Corp	11,100	6,780
Gilead Sciences Inc	91,495	6,167
		$13,524	Oil & Gas - 6.19%
Chemicals - 0.45%			BP PLC	1,569,166	12,001
Covestro AG (b)	37,870	3,450	Chevron Corp	104,894	13,038
			EOG Resources Inc	94,709	11,158
Commercial Services - 1.30%			Royal Dutch Shell PLC - A Shares	316,779	10,984
Aramark	254,974	9,898			$47,181
			Pharmaceuticals - 3.36%
Computers - 3.89%			AbbVie Inc	81,152	8,029
Apple Inc	76,339	14,266	Pfizer Inc	316,834	11,384
DXC Technology Co	100,963	9,300	Zoetis Inc	73,407	6,144
Leidos Holdings Inc	101,471	6,094			$25,557
		$29,660	Real Estate - 2.24%
Distribution & Wholesale - 1.74%			Sun Hung Kai Properties Ltd	551,000	8,864
Mitsubishi Corp	479,500	13,290	Vonovia SE	173,813	8,192
					$17,056
Diversified Financial Services - 1.23%			REITs - 2.62%
Mastercard Inc	49,215	9,357	American Tower Corp	75,798	10,488
			Mirvac Group	2,913,343	5,056
Electric - 5.43%			Prologis Inc	68,057	4,380
American Electric Power Co Inc	128,501	8,732			$19,924
Enel SpA	1,633,884	8,979	Retail - 2.13%
Exelon Corp	192,922	7,985	Alimentation Couche-Tard Inc	220,700	9,216
Hera SpA	742,703	2,288	Lowe's Cos Inc	73,605	6,993
NextEra Energy Inc	55,266	9,164			$16,209
Power Grid Corp of India Ltd	1,352,865	4,197	Semiconductors - 1.16%
		$41,345	Intel Corp	159,909	8,827
Electrical Components & Equipment - 1.23%
AMETEK Inc	128,155	9,359	Software - 5.11%
			Intuit Inc	47,919	9,660
Engineering & Construction - 1.36%			Microsoft Corp	212,982	21,051
Vinci SA	105,319	10,358	Ubisoft Entertainment SA (a)	75,250	8,176
					$38,887

See accompanying notes.

		Schedule of Investments
		Global Opportunities Fund
		May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications - 1.74%
Cisco Systems Inc	310,999	$13,283

Toys, Games & Hobbies - 1.83%
Nintendo Co Ltd	34,100	13,958

Transportation - 2.01%
Norfolk Southern Corp	101,196	15,346

TOTAL COMMON STOCKS		$731,617
INVESTMENT COMPANIES - 3.19%	Shares Held	Value (000's)
Money Market Funds - 3.19%
Principal Government Money Market Fund	24,278,737	24,279
1.64%(c),(d)

TOTAL INVESTMENT COMPANIES		$24,279
PREFERRED STOCKS - 0.01%	Shares Held	Value (000's)
Holding Companies - Diversified - 0.01%
Itausa - Investimentos Itau SA 0.06%	32,217	$97

TOTAL PREFERRED STOCKS		$97
Total Investments		$755,993
Other Assets and Liabilities - 0.75%		$5,675
TOTAL NET ASSETS - 100.00%		$761,668

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $8,249 or 1.08% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(d)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
United States	60.04%
Japan	7.47%
United Kingdom	5.67%
France	4.78%
Canada	2.65%
Netherlands	2.47%
Switzerland	1.80%
Hong Kong	1.79%
Australia	1.63%
Germany	1.62%
Italy	1.48%
Ireland	1.19%
Taiwan, Province Of China	1.18%
Singapore	1.14%
Sweden	1.02%
China	0.92%
Brazil	0.76%
Mexico	0.59%
India	0.55%
Austria	0.50%
Other Assets and Liabilities	0.75%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
May 31, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales	May 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		$—		$223,712	$199,433	$24,279
		$—		$223,712	$199,433	$24,279

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%	$43		$—		$—	$—
	$43		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2018 (unaudited)

COMMON STOCKS - 96.44%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.35%			Automobile Parts & Equipment (continued)
Dentsu Inc	15,300	$729	JTEKT Corp	14,800	$214
Hakuhodo DY Holdings Inc	16,600	251	Koito Manufacturing Co Ltd	7,500	549
JCDecaux SA	5,287	165	Minth Group Ltd	52,000	238
Publicis Groupe SA	14,753	1,030	NGK Insulators Ltd	18,600	338
WPP PLC	90,264	1,488	NGK Spark Plug Co Ltd	11,300	308
		$3,663	NOK Corp	5,600	105
Aerospace & Defense - 1.35%			Nokian Renkaat OYJ	8,293	321
Airbus SE	41,290	4,711	Pirelli & C SpA (a),(b)	28,431	243
BAE Systems PLC	226,515	1,923	Stanley Electric Co Ltd	9,400	319
Dassault Aviation SA	177	342	Sumitomo Electric Industries Ltd	53,500	805
Elbit Systems Ltd	1,670	200	Sumitomo Rubber Industries Ltd	12,100	202
IHI Corp	10,500	393	Toyoda Gosei Co Ltd	4,600	121
Kawasaki Heavy Industries Ltd	10,100	305	Toyota Industries Corp	10,500	611
Leonardo SpA	28,765	293	Valeo SA	17,033	1,082
Meggitt PLC	55,186	360	Yokohama Rubber Co Ltd/The	8,500	184
MTU Aero Engines AG	3,695	697			$13,477
Rolls-Royce Holdings PLC (a)	118,360	1,295	Banks - 11.98%
Safran SA	23,713	2,828	ABN AMRO Group NV (b)	30,066	780
Thales SA	7,557	961	AIB Group PLC	57,880	315
		$14,308	Aozora Bank Ltd	8,400	332
Agriculture - 1.28%			Australia & New Zealand Banking Group Ltd	207,737	4,269
British American Tobacco PLC	163,028	8,368	Banco Bilbao Vizcaya Argentaria SA	473,947	3,255
Golden Agri-Resources Ltd	456,400	107	Banco de Sabadell SA	399,959	676
Imperial Brands PLC	67,789	2,440	Banco Espirito Santo SA (a),(c),(d)	131,709	—
Japan Tobacco Inc	78,100	2,104	Banco Santander SA	1,146,943	6,238
Swedish Match AB	12,921	613	Bank Hapoalim BM	75,802	523
		$13,632	Bank Leumi Le-Israel BM	102,875	641
Airlines - 0.20%			Bank of East Asia Ltd/The	88,400	366
ANA Holdings Inc	8,200	329	Bank of Ireland Group PLC	68,744	567
Deutsche Lufthansa AG	16,747	454	Bank of Kyoto Ltd/The	3,800	198
easyJet PLC	11,292	256	Bank of Queensland Ltd	27,904	213
International Consolidated Airlines Group SA	43,671	397	Bankia SA	87,709	334
Japan Airlines Co Ltd	8,200	317	Bankinter SA	47,917	463
Singapore Airlines Ltd	38,300	322	Barclays PLC	1,212,877	3,177
		$2,075	Bendigo & Adelaide Bank Ltd	34,392	279
Apparel - 1.58%			BNP Paribas SA	79,890	4,964
Adidas AG	13,382	3,035	BOC Hong Kong Holdings Ltd	262,500	1,314
Asics Corp	11,300	188	CaixaBank SA	255,092	1,098
Burberry Group PLC	29,732	817	Chiba Bank Ltd/The	43,200	332
			Commerzbank AG (a)	71,214	728
Hermes International	2,250	1,601
Kering SA	5,384	3,090	Commonwealth Bank of Australia	124,582	6,515
LVMH Moet Hennessy Louis Vuitton SE	19,818	6,901	Concordia Financial Group Ltd	77,900	437
Moncler SpA	12,716	583	Credit Agricole SA	80,918	1,113
			Credit Suisse Group AG (a)	181,678	2,786
Puma SE	589	357
Yue Yuen Industrial Holdings Ltd	52,500	162	Danske Bank A/S	53,270	1,767
		$16,734	DBS Group Holdings Ltd	127,500	2,683
Automobile Manufacturers - 3.25%			Deutsche Bank AG	139,560	1,492
Bayerische Motoren Werke AG	23,533	2,352	DNB ASA	69,463	1,245
			Erste Group Bank AG (a)	21,302	882
Daimler AG	64,638	4,669
Ferrari NV	8,729	1,141	Fukuoka Financial Group Inc	53,000	282
Fiat Chrysler Automobiles NV (a)	76,626	1,737	Hang Seng Bank Ltd	54,300	1,354
Hino Motors Ltd	18,400	205	HSBC Holdings PLC	1,422,371	13,615
Honda Motor Co Ltd	116,000	3,681	ING Groep NV	276,202	4,023
Isuzu Motors Ltd	39,100	522	Intesa Sanpaolo SpA	66,280	200
Mazda Motor Corp	40,300	505	Intesa Sanpaolo SpA	958,205	2,828
Mitsubishi Motors Corp	47,600	359	Investec PLC	47,611	351
Nissan Motor Co Ltd	164,900	1,635	Japan Post Bank Co Ltd	28,800	359
Peugeot SA	41,803	978	KBC Group NV	17,851	1,372
Renault SA	13,662	1,325	Lloyds Banking Group PLC	5,123,842	4,298
Subaru Corp	43,700	1,333	Macquarie Group Ltd	22,983	1,980
Suzuki Motor Corp	24,400	1,398	Mediobanca Banca di Credito Finanziario SpA	43,982	415
Toyota Motor Corp	162,400	10,301	Mitsubishi UFJ Financial Group Inc	839,900	5,063
Volkswagen AG	2,307	427	Mizrahi Tefahot Bank Ltd	9,928	190
Volvo AB - B Shares	111,311	1,914	Mizuho Financial Group Inc	1,714,300	2,983
		$34,482	National Australia Bank Ltd	193,281	3,896
			Natixis SA	66,899	484
Automobile Parts & Equipment - 1.27%			Nordea Bank AB	215,900	2,076
Aisin Seiki Co Ltd	11,600	582	Oversea-Chinese Banking Corp Ltd	223,400	2,083
Bridgestone Corp	43,400	1,737	Raiffeisen Bank International AG (a)	10,480	330
Cie Generale des Etablissements Michelin	12,123	1,567	Resona Holdings Inc	148,800	827
SCA			Royal Bank of Scotland Group PLC (a)	255,159	932
Continental AG	7,818	1,980	Seven Bank Ltd	42,300	133
Denso Corp	31,200	1,513	Shinsei Bank Ltd	11,700	184
Faurecia SA	5,395	458	Shizuoka Bank Ltd/The	32,200	310

See accompanying notes.

     Schedule of Investments International Equity Index Fund May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Banks (continued)			Chemicals (continued)
Skandinaviska Enskilda Banken AB	115,682	$1,042	Incitec Pivot Ltd	118,824	$308
Societe Generale SA	54,554	2,355	Israel Chemicals Ltd	49,976	231
Standard Chartered PLC	199,183	1,994	Johnson Matthey PLC	13,756	641
Sumitomo Mitsui Financial Group Inc	95,400	3,933	JSR Corp	13,700	266
Sumitomo Mitsui Trust Holdings Inc	23,544	980	K+S AG	13,604	364
Suruga Bank Ltd	11,700	134	Kaneka Corp	18,000	185
Svenska Handelsbanken AB	108,546	1,189	Kansai Paint Co Ltd	12,700	272
Swedbank AB	64,369	1,338	Koninklijke DSM NV	12,894	1,285
UBS Group AG (a)	273,926	4,135	Kuraray Co Ltd	22,800	348
UniCredit SpA	142,667	2,367	LANXESS AG	6,181	489
United Overseas Bank Ltd	95,000	1,988	Linde AG	13,200	3,016
Westpac Banking Corp	241,964	5,114	Mitsubishi Chemical Holdings Corp	91,100	839
Yamaguchi Financial Group Inc	14,000	168	Mitsubishi Gas Chemical Co Inc	11,600	295
		$127,287	Mitsui Chemicals Inc	13,100	377
Beverages - 2.25%			Nippon Paint Holdings Co Ltd	10,500	437
Anheuser-Busch InBev SA/NV	54,158	5,079	Nissan Chemical Industries Ltd	9,100	426
Asahi Group Holdings Ltd	25,900	1,351	Nitto Denko Corp	11,700	915
Carlsberg A/S	7,603	844	Novozymes A/S	16,073	820
Coca-Cola Amatil Ltd	36,023	242	Shin-Etsu Chemical Co Ltd	26,100	2,595
Coca-Cola Bottlers Japan Holdings Inc	9,500	399	Solvay SA	5,267	706
Coca-Cola European Partners PLC	15,492	588	Sumitomo Chemical Co Ltd	107,000	644
Coca-Cola HBC AG (a)	14,359	490	Symrise AG	8,764	711
Davide Campari-Milano SpA	41,282	308	Taiyo Nippon Sanso Corp	9,300	137
Diageo PLC	174,867	6,425	Teijin Ltd	12,800	247
Heineken Holding NV	8,188	798	Toray Industries Inc	98,700	805
Heineken NV	18,423	1,844	Tosoh Corp	18,600	325
Kirin Holdings Co Ltd	58,600	1,660	Umicore SA	14,886	840
Pernod Ricard SA	15,092	2,532	Yara International ASA	12,622	521
Remy Cointreau SA	1,605	238			$38,248
Suntory Beverage & Food Ltd	9,800	434	Commercial Services - 1.93%
Treasury Wine Estates Ltd	51,083	638	Adecco Group AG	11,557	694
		$23,870	Ashtead Group PLC	35,161	1,087
Biotechnology - 0.85%			Atlantia SpA	35,217	1,021
CSL Ltd	32,146	4,512	Babcock International Group PLC	17,967	199
Genmab A/S (a)	4,352	654	Benesse Holdings Inc	5,000	181
H Lundbeck A/S	4,951	349	Brambles Ltd	113,097	770
Shire PLC	64,684	3,532	Bureau Veritas SA	18,835	467
		$9,047	Dai Nippon Printing Co Ltd	17,400	373
Building Materials - 1.37%			Edenred	16,731	537
Asahi Glass Co Ltd	13,400	547	Experian PLC	65,299	1,600
Boral Ltd	83,327	394	G4S PLC	110,285	395
Cie de Saint-Gobain	35,411	1,773	Intertek Group PLC	11,471	832
CRH PLC	59,629	2,200	ISS A/S	11,877	406
Daikin Industries Ltd	17,700	2,037	Park24 Co Ltd	7,300	197
Fletcher Building Ltd	60,653	280	Persol Holdings Co Ltd	12,600	269
Geberit AG	2,631	1,140	Randstad NV	8,466	505
HeidelbergCement AG	10,576	934	Recruit Holdings Co Ltd	78,300	2,170
Imerys SA	2,546	217	RELX NV	68,660	1,497
James Hardie Industries PLC	31,382	524	RELX PLC	75,237	1,650
LafargeHolcim Ltd (a)	34,510	1,773	Secom Co Ltd	14,900	1,108
LIXIL Group Corp	18,900	416	Securitas AB	22,255	358
Rinnai Corp	2,400	229	SGS SA	379	982
Sika AG	152	1,216	Sohgo Security Services Co Ltd	5,000	228
Taiheiyo Cement Corp	8,500	313	Toppan Printing Co Ltd	35,000	285
TOTO Ltd	10,000	521	Transurban Group	158,130	1,416
		$14,514	Wirecard AG	8,343	1,283
Chemicals - 3.60%					$20,510
Air Liquide SA	30,452	3,759	Computers - 0.80%
Air Water Inc	10,500	204	Atos SE	6,744	916
Akzo Nobel NV	17,955	1,576	Capgemini SE	11,378	1,501
Arkema SA	4,853	592	Check Point Software Technologies Ltd (a)	9,293	905
Asahi Kasei Corp	89,600	1,225	Computershare Ltd	32,803	428
BASF SE	65,283	6,446	Fujitsu Ltd	140,000	854
Brenntag AG	10,980	632	Ingenico Group SA	4,210	337
Clariant AG (a)	14,158	342	NEC Corp	18,500	520
Covestro AG (b)	13,673	1,246	Nomura Research Institute Ltd	8,081	405
Croda International PLC	9,339	578	NTT Data Corp	44,800	500
Daicel Corp	18,800	212	Obic Co Ltd	4,600	396
EMS-Chemie Holding AG	581	363	Otsuka Corp	7,400	305
Evonik Industries AG	11,592	407	TDK Corp	9,200	822
Givaudan SA	656	1,462	Teleperformance	4,106	649
Hitachi Chemical Co Ltd	7,400	159			$8,538

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Consumer Products - 0.44%			Electric (continued)
Henkel AG & Co KGaA	7,386	$833	Kyushu Electric Power Co Inc	27,100	$320
Reckitt Benckiser Group PLC	47,523	3,638	Meridian Energy Ltd	91,087	190
Societe BIC SA	1,823	177	Origin Energy Ltd (a)	124,992	903
		$4,648	Orsted A/S (b)	13,445	805
Cosmetics & Personal Care - 2.26%			Power Assets Holdings Ltd	98,500	684
Beiersdorf AG	7,164	821	Red Electrica Corp SA	30,767	601
Essity AB	43,098	1,094	RWE AG	36,830	835
Kao Corp	35,100	2,711	Sembcorp Industries Ltd	69,800	152
Kose Corp	2,100	455	SSE PLC	72,108	1,310
Lion Corp	15,900	290	Terna Rete Elettrica Nazionale SpA	100,007	530
L'Oreal SA	17,907	4,313	Tohoku Electric Power Co Inc	30,500	389
Pola Orbis Holdings Inc	6,500	321	Tokyo Electric Power Co Holdings Inc (a)	102,700	487
Shiseido Co Ltd	26,900	2,125	Uniper SE	14,306	453
Unicharm Corp	28,600	885			$24,644
Unilever NV	109,694	6,117	Electrical Components & Equipment - 0.59%
Unilever PLC	87,552	4,827	Brother Industries Ltd	16,000	333
		$23,959	Casio Computer Co Ltd	13,800	211
Distribution & Wholesale - 1.17%			Legrand SA	18,908	1,426
Bunzl PLC	23,877	726	Mabuchi Motor Co Ltd	3,400	157
Ferguson PLC	17,686	1,371	OSRAM Licht AG	7,069	417
ITOCHU Corp	100,600	1,883	Prysmian SpA	14,846	415
Jardine Cycle & Carriage Ltd	7,000	180	Schneider Electric SE	38,186	3,301
Li & Fung Ltd	422,000	163			$6,260
Marubeni Corp	111,300	864	Electronics - 1.40%
Mitsubishi Corp	96,200	2,666	Alps Electric Co Ltd	13,500	318
Mitsui & Co Ltd	121,200	2,127	Assa Abloy AB	71,242	1,532
Rexel SA	21,560	317	Hamamatsu Photonics KK	10,100	437
Sumitomo Corp	80,100	1,339	Hirose Electric Co Ltd	2,299	298
Toyota Tsusho Corp	15,000	515	Hitachi High-Technologies Corp	4,800	218
Travis Perkins PLC	17,917	320	Hoya Corp	27,300	1,617
		$12,471	Koninklijke Philips NV	66,878	2,754
Diversified Financial Services - 1.50%			Kyocera Corp	22,800	1,346
Acom Co Ltd	28,300	118	MINEBEA MITSUMI Inc	27,300	515
AEON Financial Service Co Ltd	8,000	186	Murata Manufacturing Co Ltd	12,900	1,909
Amundi SA (b)	4,296	314	Nidec Corp	15,900	2,455
ASX Ltd	13,760	629	Nippon Electric Glass Co Ltd	6,000	162
Credit Saison Co Ltd	11,200	185	Omron Corp	13,700	716
Daiwa Securities Group Inc	114,000	659	Venture Corp Ltd	19,400	306
Deutsche Boerse AG	13,718	1,832	Yokogawa Electric Corp	16,200	294
Hargreaves Lansdown PLC	20,227	512			$14,877
Hong Kong Exchanges & Clearing Ltd	83,600	2,689	Energy - Alternate Sources - 0.11%
Japan Exchange Group Inc	36,400	689	Siemens Gamesa Renewable Energy SA	16,944	261
Julius Baer Group Ltd (a)	15,908	930	Vestas Wind Systems A/S	14,553	954
London Stock Exchange Group PLC	22,180	1,319			$1,215
Mebuki Financial Group Inc	58,800	213	Engineering & Construction - 1.29%
Mitsubishi UFJ Lease & Finance Co Ltd	28,800	171	ACS Actividades de Construccion y Servicios	17,891	745
Nomura Holdings Inc	246,200	1,269	SA
ORIX Corp	94,000	1,570	Aena SME SA (b)	4,797	924
Partners Group Holding AG	1,233	891	Aeroports de Paris	2,109	440
Schroders PLC	8,835	380	Auckland International Airport Ltd	68,120	314
Singapore Exchange Ltd	57,100	308	Bouygues SA	15,564	719
Standard Life Aberdeen PLC	190,574	887	CIMIC Group Ltd	6,914	215
Tokyo Century Corp	3,000	181	CK Infrastructure Holdings Ltd	47,500	358
		$15,932	Eiffage SA	5,572	628
Electric - 2.32%			Ferrovial SA	33,822	691
AGL Energy Ltd	46,614	777	Ferrovial SA - Rights (a)	34,483	13
AusNet Services	128,451	157	Fraport AG Frankfurt Airport Services	2,957	277
Chubu Electric Power Co Inc	43,200	668	Worldwide
Chugoku Electric Power Co Inc/The	19,800	258	HOCHTIEF AG	1,370	251
CLP Holdings Ltd	116,500	1,223	Japan Airport Terminal Co Ltd	3,300	152
E.ON SE	156,452	1,657	JGC Corp	14,800	308
EDP - Energias de Portugal SA	181,932	712	Kajima Corp	64,000	521
Electric Power Development Co Ltd	10,400	276	LendLease Group	41,508	587
Electricite de France SA	41,615	552	Obayashi Corp	46,100	464
Endesa SA	22,575	498	SATS Ltd	47,900	184
Enel SpA	578,110	3,177	Shimizu Corp	39,200	382
Engie SA	129,823	2,048	Singapore Technologies Engineering Ltd	110,900	287
Fortum OYJ	31,571	741	Skanska AB	24,175	445
HK Electric Investments & HK Electric	188,000	182	Sydney Airport	78,476	431
Investments Ltd (b)			Taisei Corp	15,100	827
Iberdrola SA	411,869	2,925	Vinci SA	35,763	3,517
Innogy SE (b)	9,871	416			$13,680
Kansai Electric Power Co Inc/The	50,000	718

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Entertainment - 0.50%			Gas (continued)
Aristocrat Leisure Ltd	40,848	$923	Toho Gas Co Ltd	5,300	$167
Genting Singapore Ltd	429,700	403	Tokyo Gas Co Ltd	27,600	751
GVC Holdings PLC	38,749	523			$7,898
Merlin Entertainments PLC (b)	50,728	247	Hand & Machine Tools - 0.40%
Oriental Land Co Ltd/Japan	14,300	1,461	Disco Corp	2,100	394
Paddy Power Betfair PLC	6,012	732	Fuji Electric Co Ltd	42,000	298
Sankyo Co Ltd	3,100	123	Makita Corp	15,900	706
Sega Sammy Holdings Inc	12,400	219	Sandvik AB	80,244	1,392
Tabcorp Holdings Ltd	135,755	447	Schindler Holding AG	2,893	612
Toho Co Ltd/Tokyo	8,000	277	Schindler Holding AG	1,429	293
		$5,355	Techtronic Industries Co Ltd	98,000	583
Environmental Control - 0.02%					$4,278
Kurita Water Industries Ltd	7,000	200	Healthcare - Products - 1.20%
			Cochlear Ltd	4,089	605
Food - 4.24%			Coloplast A/S	8,443	802
a2 Milk Co Ltd (a)	51,996	394	ConvaTec Group PLC (b)	97,114	299
Ajinomoto Co Inc	32,700	623	CYBERDYNE Inc (a)	7,800	100
Associated British Foods PLC	25,322	891	Essilor International Cie Generale d'Optique	14,795	2,025
Barry Callebaut AG	155	271	SA
Calbee Inc	5,700	207	Fisher & Paykel Healthcare Corp Ltd	40,601	377
Carrefour SA	41,297	744	Lonza Group AG (a)	5,292	1,417
Casino Guichard Perrachon SA	3,944	171	Olympus Corp	20,700	731
Chocoladefabriken Lindt & Spruengli AG	7	529	QIAGEN NV (a)	16,222	586
Chocoladefabriken Lindt & Spruengli AG	74	473	Shimadzu Corp	15,900	437
Chr Hansen Holding A/S	7,028	675	Siemens Healthineers AG (a),(b)	10,661	424
Colruyt SA	4,269	226	Smith & Nephew PLC	62,191	1,129
Dairy Farm International Holdings Ltd	24,000	206	Sonova Holding AG	3,946	689
Danone SA	42,905	3,286	Straumann Holding AG	733	483
Frutarom Industries Ltd	2,750	269	Sysmex Corp	11,800	1,059
ICA Gruppen AB	5,718	176	Terumo Corp	21,600	1,278
J Sainsbury PLC	124,547	527	William Demant Holding A/S (a)	7,364	268
Jeronimo Martins SGPS SA	17,890	281			$12,709
Kerry Group PLC	11,269	1,187	Healthcare - Services - 0.61%
Kikkoman Corp	10,400	489	BioMerieux	2,944	259
Koninklijke Ahold Delhaize NV	88,623	2,036	Eurofins Scientific SE	812	417
Marine Harvest ASA	29,614	592	Fresenius Medical Care AG & Co KGaA	15,329	1,531
MEIJI Holdings Co Ltd	8,700	739	Fresenius SE & Co KGaA	29,571	2,271
METRO AG	12,797	172	Healthscope Ltd	123,545	219
Nestle SA	221,209	16,720	Mediclinic International PLC	26,200	213
NH Foods Ltd	6,500	267	NMC Health PLC	7,390	345
Nisshin Seifun Group Inc	14,095	297	Ramsay Health Care Ltd	10,054	465
Nissin Foods Holdings Co Ltd	4,200	312	Ryman Healthcare Ltd	28,431	226
Orkla ASA	57,939	523	Sonic Healthcare Ltd	28,546	507
Seven & i Holdings Co Ltd	53,500	2,366			$6,453
Tesco PLC	691,529	2,257	Holding Companies - Diversified - 0.56%
Toyo Suisan Kaisha Ltd	6,300	224	Bollore SA	62,221	307
Wesfarmers Ltd	80,590	2,773	CK Hutchison Holdings Ltd	191,632	2,158
WH Group Ltd (b)	625,500	641
			Industrivarden AB	11,871	249
Wilmar International Ltd	136,400	329	Jardine Matheson Holdings Ltd	15,387	957
Wm Morrison Supermarkets PLC	159,076	519	Jardine Strategic Holdings Ltd	15,705	561
Woolworths Group Ltd	92,739	1,992	Keppel Corp Ltd	103,300	592
Yakult Honsha Co Ltd	7,800	512	NWS Holdings Ltd	110,500	205
Yamazaki Baking Co Ltd	8,700	188	Swire Pacific Ltd	35,000	360
		$45,084	Wendel SA	1,971	260
Food Service - 0.29%			Wharf Holdings Ltd/The	87,000	280
Compass Group PLC	112,550	2,419			$5,929
Sodexo SA	6,431	625	Home Builders - 0.50%
		$3,044	Barratt Developments PLC	71,969	522
Forest Products & Paper - 0.38%			Berkeley Group Holdings PLC	9,113	514
Mondi PLC	26,102	724	Daiwa House Industry Co Ltd	40,200	1,452
Oji Holdings Corp	61,000	399	Iida Group Holdings Co Ltd	10,420	198
Smurfit Kappa Group PLC	16,015	661	Persimmon PLC	21,955	826
Stora Enso OYJ	39,167	803	Sekisui Chemical Co Ltd	26,800	439
UPM-Kymmene OYJ	37,936	1,393	Sekisui House Ltd	44,100	784
		$3,980	Taylor Wimpey PLC	232,864	588
Gas - 0.74%					$5,323
Centrica PLC	398,072	771	Home Furnishings - 0.73%
Enagas SA	16,120	430	Electrolux AB	17,099	422
Gas Natural SDG SA	24,893	611	Hoshizaki Corp	3,800	381
Hong Kong & China Gas Co Ltd	595,885	1,285	Panasonic Corp	156,800	2,126
National Grid PLC	239,385	2,642	SEB SA	1,603	290
Osaka Gas Co Ltd	26,600	579	Sharp Corp/Japan	12,300	326
Snam SpA	161,734	662

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Home Furnishings (continued)			Iron & Steel - 0.56%
Sony Corp	89,900	$4,241	ArcelorMittal	47,212	$1,526
		$7,786	BlueScope Steel Ltd	39,527	515
Insurance - 5.38%			Fortescue Metals Group Ltd	110,662	390
Admiral Group PLC	14,290	365	Hitachi Metals Ltd	15,300	167
Aegon NV	126,612	787	JFE Holdings Inc	35,100	722
Ageas	13,394	678	Kobe Steel Ltd	22,000	220
AIA Group Ltd	858,000	7,831	Nippon Steel & Sumitomo Metal Corp	53,977	1,127
Allianz SE	31,293	6,447	thyssenkrupp AG	30,973	817
AMP Ltd	207,441	610	voestalpine AG	8,116	433
Assicurazioni Generali SpA	83,260	1,421			$5,917
Aviva PLC	285,256	1,933	Leisure Products & Services - 0.34%
AXA SA	137,906	3,455	Carnival PLC	12,929	828
Baloise Holding AG	3,468	509	Flight Centre Travel Group Ltd	3,950	184
Challenger Ltd/Australia	39,061	379	Shimano Inc	5,200	733
CNP Assurances	12,200	286	TUI AG	31,312	726
Dai-ichi Life Holdings Inc	76,600	1,423	Yamaha Corp	9,900	515
Direct Line Insurance Group PLC	97,733	464	Yamaha Motor Co Ltd	19,800	571
Gjensidige Forsikring ASA	14,215	219			$3,557
Hannover Rueck SE	4,285	541	Lodging - 0.65%
Insurance Australia Group Ltd	168,281	1,030	Accor SA	13,366	732
Japan Post Holdings Co Ltd	111,900	1,280	City Developments Ltd	29,100	243
Legal & General Group PLC	423,530	1,517	Crown Resorts Ltd	26,928	270
Mapfre SA	76,611	232	Galaxy Entertainment Group Ltd	168,000	1,472
Medibank Pvt Ltd	195,751	433	InterContinental Hotels Group PLC	12,828	820
MS&AD Insurance Group Holdings Inc	33,700	1,069	Melco Resorts & Entertainment Ltd ADR	17,513	572
Muenchener Rueckversicherungs-Gesellschaft	11,018	2,265	MGM China Holdings Ltd	67,600	195
AG in Muenchen			Sands China Ltd	172,000	1,025
NN Group NV	21,797	937	Shangri-La Asia Ltd	90,166	180
Old Mutual PLC	350,616	1,115	SJM Holdings Ltd	141,000	201
Poste Italiane SpA (b)	37,134	318	Whitbread PLC	13,037	730
Prudential PLC	183,898	4,417	Wynn Macau Ltd	110,400	419
QBE Insurance Group Ltd	96,638	690			$6,859
RSA Insurance Group PLC	72,704	629	Machinery - Construction & Mining - 1.19%
Sampo Oyj	31,512	1,556	ABB Ltd	130,992	2,963
SCOR SE	11,692	431	Atlas Copco AB - A Shares (a)	47,730	1,893
Sompo Holdings Inc	23,750	1,029	Atlas Copco AB - A Shares (a)	47,545	43
Sony Financial Holdings Inc	12,400	227	Atlas Copco AB - B Shares (a)	27,736	1,003
St James's Place PLC	37,605	595	Atlas Copco AB - B Shares (a)	27,629	25
Suncorp Group Ltd	92,119	933	Hitachi Construction Machinery Co Ltd	7,600	279
Swiss Life Holding AG (a)	2,431	829	Hitachi Ltd	343,000	2,497
Swiss Re AG	22,354	1,922	Komatsu Ltd	65,600	2,140
T&D Holdings Inc	39,500	621	Mitsubishi Electric Corp	129,800	1,840
Tokio Marine Holdings Inc	47,800	2,293			$12,683
Tryg A/S	8,589	198	Machinery - Diversified - 1.72%
Zurich Insurance Group AG (a)	10,756	3,188	Amada Holdings Co Ltd	24,100	261
		$57,102	ANDRITZ AG	5,155	257
Internet - 0.51%			CNH Industrial NV	72,696	850
Auto Trader Group PLC (b)	67,712	317	Daifuku Co Ltd	7,100	365
CyberAgent Inc	7,100	370	FANUC Corp	13,700	2,898
Delivery Hero AG (a),(b)	6,536	301	GEA Group AG	12,315	453
Iliad SA	1,884	319	Hexagon AB	18,375	1,037
Kakaku.com Inc	9,900	215	Husqvarna AB	29,671	292
LINE Corp (a)	5,000	182	Keyence Corp	6,880	4,202
M3 Inc	14,900	620	KION Group AG	5,036	409
Rakuten Inc	61,300	411	Kone OYJ	24,040	1,189
SBI Holdings Inc/Japan	15,890	431	Kubota Corp	70,300	1,180
SEEK Ltd	23,677	360	MAN SE	2,504	272
Start Today Co Ltd	14,300	495	Metso OYJ	7,482	259
Trend Micro Inc/Japan	8,400	475	Mitsubishi Heavy Industries Ltd	21,700	819
United Internet AG	8,741	557	Nabtesco Corp	8,000	260
Yahoo Japan Corp	101,100	366	SMC Corp/Japan	4,100	1,547
		$5,419	Sumitomo Heavy Industries Ltd	7,900	278
Investment Companies - 0.46%			THK Co Ltd	8,500	300
Eurazeo SA	3,236	253	Weir Group PLC/The	17,123	497
EXOR NV	7,708	560	Yaskawa Electric Corp	17,100	686
Groupe Bruxelles Lambert SA	5,734	606			$18,311
Investor AB	32,375	1,342	Media - 0.67%
Kinnevik AB	16,654	580	Axel Springer SE	3,450	251
L E Lundbergforetagen AB	5,401	174	ITV PLC	257,509	556
Melrose Industries PLC	344,288	1,082	Pearson PLC	55,489	665
Pargesa Holding SA	2,743	241	ProSiebenSat.1 Media SE	16,561	487
		$4,838	RTL Group SA	2,750	207
			Schibsted ASA - B Shares	6,966	190

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Media (continued)			Oil & Gas Services - 0.04%
Singapore Press Holdings Ltd	113,700	$223	John Wood Group PLC	48,170	$428
Sky PLC	73,311	1,313
Telenet Group Holding NV (a)	3,761	190	Packaging & Containers - 0.10%
Vivendi SA	73,697	1,863	Amcor Ltd/Australia	82,319	874
Wolters Kluwer NV	20,635	1,159	Toyo Seikan Group Holdings Ltd	11,000	184
		$7,104			$1,058
Metal Fabrication & Hardware - 0.20%			Pharmaceuticals - 7.00%
Maruichi Steel Tube Ltd	4,000	132	Alfresa Holdings Corp	13,400	338
MISUMI Group Inc	20,100	579	Astellas Pharma Inc	139,800	2,165
NSK Ltd	25,600	290	AstraZeneca PLC	90,013	6,567
SKF AB	26,885	523	Bayer AG	58,777	7,015
Tenaris SA	33,563	603	Chugai Pharmaceutical Co Ltd	15,900	894
		$2,127	Daiichi Sankyo Co Ltd	40,200	1,287
Mining - 2.56%			Eisai Co Ltd	18,000	1,299
Alumina Ltd	173,991	351	GlaxoSmithKline PLC	352,423	7,140
Anglo American PLC	74,881	1,788	Grifols SA	21,201	625
Antofagasta PLC	28,029	392	Hisamitsu Pharmaceutical Co Inc	4,100	340
BHP Billiton Ltd	228,283	5,676	Ipsen SA	2,678	425
BHP Billiton PLC	150,123	3,452	Kobayashi Pharmaceutical Co Ltd	3,400	299
Boliden AB (a)	19,365	13	Kyowa Hakko Kirin Co Ltd	18,500	377
Boliden AB (a)	19,440	685	Medipal Holdings Corp	12,100	278
Fresnillo PLC	15,712	278	Merck KGaA	9,186	935
Glencore PLC (a)	820,240	4,051	Mitsubishi Tanabe Pharma Corp	17,900	320
Mitsubishi Materials Corp	7,500	207	Novartis AG	158,101	11,754
Newcrest Mining Ltd	54,549	855	Novo Nordisk A/S	125,549	5,967
Norsk Hydro ASA	95,590	602	Ono Pharmaceutical Co Ltd	27,200	672
Randgold Resources Ltd	6,705	533	Orion Oyj	7,401	219
Rio Tinto Ltd	29,313	1,830	Otsuka Holdings Co Ltd	27,700	1,375
Rio Tinto PLC	85,415	4,817	Recordati SpA	7,431	275
South32 Ltd	368,242	1,032	Roche Holding AG	49,937	10,707
Sumitomo Metal Mining Co Ltd	16,600	631	Sanofi	80,222	6,149
		$27,193	Santen Pharmaceutical Co Ltd	26,000	451
Miscellaneous Manufacturers - 1.18%			Shionogi & Co Ltd	19,900	1,041
Alfa Laval AB	20,870	521	Sumitomo Dainippon Pharma Co Ltd	11,300	234
Alstom SA	11,052	523	Suzuken Co Ltd/Aichi Japan	5,100	228
FUJIFILM Holdings Corp	27,600	1,056	Taisho Pharmaceutical Holdings Co Ltd	2,500	265
Nikon Corp	22,900	370	Takeda Pharmaceutical Co Ltd	50,500	2,053
Orica Ltd	26,878	358	Teva Pharmaceutical Industries Ltd ADR	68,664	1,476
Siemens AG	54,375	7,087	UCB SA	8,985	706
Smiths Group PLC	28,129	657	Vifor Pharma AG	3,235	502
Toshiba Corp (a)	463,000	1,299			$74,378
Wartsila OYJ Abp	31,543	668	Pipelines - 0.08%
		$12,539	APA Group	83,863	550
Office & Business Equipment - 0.33%			Koninklijke Vopak NV	4,997	245
Canon Inc	71,200	2,428			$795
Konica Minolta Inc	32,300	294	Private Equity - 0.08%
Ricoh Co Ltd	47,800	431	3i Group PLC	69,151	875
Seiko Epson Corp	19,900	348
		$3,501	Real Estate - 1.72%
Oil & Gas - 5.51%			Aeon Mall Co Ltd	7,350	141
Aker BP ASA	7,678	280	Azrieli Group Ltd	3,016	147
BP PLC	1,415,797	10,828	CapitaLand Ltd	182,200	469
Caltex Australia Ltd	18,538	411	CK Asset Holdings Ltd	183,632	1,526
DCC PLC	6,341	607	Daito Trust Construction Co Ltd	5,100	831
Eni SpA	180,819	3,281	Deutsche Wohnen SE	25,209	1,182
Equinor ASA	82,672	2,173	Hang Lung Group Ltd	63,000	195
Galp Energia SGPS SA	35,628	661	Hang Lung Properties Ltd	144,000	326
Idemitsu Kosan Co Ltd	9,600	320	Henderson Land Development Co Ltd	85,192	558
Inpex Corp	72,700	806	Hongkong Land Holdings Ltd	83,573	606
JXTG Holdings Inc	231,330	1,486	Hulic Co Ltd	21,200	217
Lundin Petroleum AB	13,306	422	Hysan Development Co Ltd	45,000	260
Neste Oyj	9,112	745	Kerry Properties Ltd	46,500	248
Oil Search Ltd	97,468	608	Mitsubishi Estate Co Ltd	84,100	1,522
OMV AG	10,428	598	Mitsui Fudosan Co Ltd	63,300	1,583
Repsol SA	94,036	1,792	New World Development Co Ltd	430,000	657
Royal Dutch Shell PLC - A Shares	326,760	11,329	Nomura Real Estate Holdings Inc	8,900	208
Royal Dutch Shell PLC - B Shares	266,225	9,509	REA Group Ltd	3,744	242
Santos Ltd (a)	125,854	556	Sino Land Co Ltd	229,073	395
Showa Shell Sekiyu KK	13,500	179	Sumitomo Realty & Development Co Ltd	25,000	941
TOTAL SA	171,248	10,411	Sun Hung Kai Properties Ltd	113,000	1,818
Woodside Petroleum Ltd	64,000	1,564	Swire Properties Ltd	83,200	326
			Swiss Prime Site AG (a)	5,080	474
		$58,566
			Tokyo Tatemono Co Ltd	14,000	193

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Real Estate (continued)			Semiconductors - 1.49%
Tokyu Fudosan Holdings Corp	36,400	$268	ASM Pacific Technology Ltd	21,700	$283
UOL Group Ltd	35,800	216	ASML Holding NV	29,133	5,719
Vonovia SE	34,511	1,626	Infineon Technologies AG	80,769	2,220
Wharf Real Estate Investment Co Ltd	87,000	669	NXP Semiconductors NV (a)	24,425	2,784
Wheelock & Co Ltd	58,000	436	Renesas Electronics Corp (a)	59,200	586
		$18,280	Rohm Co Ltd	6,700	617
REITs - 1.49%			STMicroelectronics NV	48,540	1,157
Ascendas Real Estate Investment Trust	176,850	349	SUMCO Corp	16,600	401
British Land Co PLC/The	66,350	597	Tokyo Electron Ltd	11,100	2,071
CapitaLand Commercial Trust	179,400	229			$15,838
CapitaLand Mall Trust	176,300	273	Shipbuilding - 0.01%
Covivio	2,660	277	Yangzijiang Shipbuilding Holdings Ltd	169,400	121
Daiwa House REIT Investment Corp	122	287
Dexus	72,315	539	Software - 1.44%
Gecina SA	3,215	556	Amadeus IT Group SA	31,190	2,477
Goodman Group	115,198	812	Dassault Systemes SE	9,211	1,293
GPT Group/The	128,224	487	DeNA Co Ltd	7,500	144
Hammerson PLC	56,452	410	Konami Holdings Corp	6,600	309
ICADE	2,370	220	Micro Focus International PLC	30,989	549
Japan Prime Realty Investment Corp	59	214	Nexon Co Ltd (a)	31,200	515
Japan Real Estate Investment Corp	93	487	Oracle Corp Japan	2,700	205
Japan Retail Fund Investment Corp	187	339	Sage Group PLC/The	77,007	677
Klepierre SA	14,525	566	SAP SE	69,855	7,869
Land Securities Group PLC	52,701	650	Temenos AG (a)	4,279	634
Link REIT	155,000	1,366	Ubisoft Entertainment SA (a)	5,561	604
Mirvac Group	263,765	458			$15,276
Nippon Building Fund Inc	95	532	Telecommunications - 4.02%
Nippon Prologis REIT Inc	124	258	1&1 Drillisch AG	3,768	260
Nomura Real Estate Master Fund Inc	275	385	Bezeq The Israeli Telecommunication Corp	147,426	180
Scentre Group	378,446	1,195	Ltd
Segro PLC	71,286	620	BT Group PLC	599,453	1,626
Stockland	173,039	543	Deutsche Telekom AG	236,907	3,670
Suntec Real Estate Investment Trust	151,400	203	Elisa OYJ	10,109	453
Unibail-Rodamco SE	9,821	2,211	Eutelsat Communications SA	12,408	239
United Urban Investment Corp	207	317	Hikari Tsushin Inc	1,500	266
Vicinity Centres	233,911	472	HKT Trust & HKT Ltd	267,980	336
		$15,852	KDDI Corp	128,600	3,469
Retail - 1.97%			Koninklijke KPN NV	238,987	649
ABC-Mart Inc	2,300	141	Millicom International Cellular SA	4,700	296
Aeon Co Ltd	43,300	857	Nice Ltd (a)	4,329	457
Cie Financiere Richemont SA	37,102	3,398	Nippon Telegraph & Telephone Corp	49,100	2,294
Domino's Pizza Enterprises Ltd	4,358	162	Nokia OYJ	400,284	2,302
Don Quijote Holdings Co Ltd	8,400	446	NTT DOCOMO Inc	96,900	2,499
Dufry AG (a)	2,298	313	Orange SA	141,805	2,441
FamilyMart UNY Holdings Co Ltd	5,500	570	PCCW Ltd	301,000	177
Fast Retailing Co Ltd	4,100	1,788	Proximus SADP	10,811	289
Harvey Norman Holdings Ltd	39,577	107	SES SA	25,892	449
Hennes & Mauritz AB	62,295	940	Singapore Telecommunications Ltd	580,200	1,420
HUGO BOSS AG	4,502	404	SoftBank Group Corp	58,600	4,158
Industria de Diseno Textil SA	77,534	2,451	Spark New Zealand Ltd	130,426	333
Isetan Mitsukoshi Holdings Ltd	23,900	294	Swisscom AG	1,840	821
J Front Retailing Co Ltd	16,500	259	Tele2 AB	25,705	314
Kingfisher PLC	153,584	623	Telecom Italia SpA/Milano (a)	810,468	652
Lawson Inc	3,500	228	Telecom Italia SpA/Milano	428,450	300
Luxottica Group SpA	12,066	751	Telefonaktiebolaget LM Ericsson	218,382	1,585
Marks & Spencer Group PLC	115,484	435	Telefonica Deutschland Holding AG	52,856	223
Marui Group Co Ltd	14,200	287	Telefonica SA	332,146	2,930
McDonald's Holdings Co Japan Ltd	4,700	236	Telenor ASA	53,360	1,099
Next PLC	10,199	786	Telia Co AB	200,055	938
Nitori Holdings Co Ltd	5,600	961	Telstra Corp Ltd	295,877	625
Pandora A/S	7,996	630	TPG Telecom Ltd	26,341	111
Ryohin Keikaku Co Ltd	1,700	576	Vodafone Group PLC	1,896,016	4,845
Shimamura Co Ltd	1,600	163			$42,706
Sundrug Co Ltd	5,200	236	Toys, Games & Hobbies - 0.36%
Swatch Group AG/The	2,191	1,066	Bandai Namco Holdings Inc	14,100	598
Swatch Group AG/The	3,966	353	Nintendo Co Ltd	8,000	3,275
Takashimaya Co Ltd	21,000	175			$3,873
Tsuruha Holdings Inc	2,600	386	Transportation - 1.82%
USS Co Ltd	15,600	294	AP Moller - Maersk A/S	464	692
Yamada Denki Co Ltd	44,600	230	AP Moller - Maersk A/S	267	375
Zalando SE (a),(b)	7,912	421	Aurizon Holdings Ltd	142,605	463
		$20,967	Central Japan Railway Co	10,200	2,104
			ComfortDelGro Corp Ltd	153,700	281

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value (000's)	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Transportation (continued)				1933. These securities may be resold in transactions exempt from
Deutsche Post AG		69,867	$2,650	registration, normally to qualified institutional buyers. At the end of the
DSV A/S		13,504	1,121	period, the value of these securities totaled $7,878 or 0.74% of net assets.
East Japan Railway Co		22,000	2,171	(c) The value of these investments was determined using significant
Getlink		33,228	450	unobservable inputs.
Hankyu Hanshin Holdings Inc		16,300	671	(d)	Fair value of these investments is determined in good faith by the Manager
Kamigumi Co Ltd		7,700	168	under procedures established and periodically reviewed by the Board of
Keihan Holdings Co Ltd		6,800	230	Directors. Certain inputs used in the valuation may be unobservable;
Keikyu Corp		15,800	266	however, each security is evaluated individually for purposes of ASC 820
Keio Corp		7,400	343	which results in not all securities being identified as Level 3 of the fair
Keisei Electric Railway Co Ltd		9,200	311	value hierarchy. At the end of the period, the fair value of these securities
Kintetsu Group Holdings Co Ltd		12,200	510	totaled $0 or 0.00% of net assets.
Kuehne + Nagel International AG		3,837	579	(e)	Affiliated Security. Security is either an affiliate (and registered under the
Kyushu Railway Co		11,300	359	Investment Company Act of 1940) or an affiliate as defined by the
Mitsui OSK Lines Ltd		8,100	213	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
MTR Corp Ltd		106,500	598	outstanding voting shares of the security). Please see affiliated sub-
Nagoya Railroad Co Ltd		12,900	331	schedule for transactional information.
Nippon Express Co Ltd		5,400	405	(f) Current yield shown is as of period end.
Nippon Yusen KK		11,000	223
Odakyu Electric Railway Co Ltd		21,000	453
Royal Mail PLC		63,970	430	Portfolio Summary (unaudited)
Seibu Holdings Inc		15,700	258	Country	Percent
SG Holdings Co Ltd		6,800	154
Tobu Railway Co Ltd		13,700	424	Japan	23.51%
Tokyu Corp		35,700	633	United Kingdom	15.00%
West Japan Railway Co		11,600	832	France	10.38%
Yamato Holdings Co Ltd		22,100	633	Germany	9.36%
				Switzerland	8.05%
			$19,331	Australia	6.67%
Trucking & Leasing - 0.05%				Netherlands	4.68%
AerCap Holdings NV (a)		9,546	528
				Hong Kong	3.44%
				Spain	2.85%
Water - 0.20%				United States	2.72%
Severn Trent PLC		16,793	443	Sweden	2.45%
Suez		26,584	365	Italy	2.00%
United Utilities Group PLC		48,467	499	Denmark	1.65%
Veolia Environnement SA		38,040	863	Singapore	1.31%
			$2,170	Belgium	1.02%
TOTAL COMMON STOCKS			$1,024,302	Finland	1.00%
INVESTMENT COMPANIES - 2.31%		Shares Held	Value (000's)	Norway	0.71%
Exchange Traded Funds - 2.08%				Ireland	0.69%
iShares MSCI EAFE ETF		319,203	22,152	Israel	0.48%
				Luxembourg	0.33%
Money Market Funds - 0.23%				Austria	0.22%
Principal Government Money Market Fund		2,423,684	2,424	New Zealand	0.20%
1.64%(e),(f)				Macao	0.16%
				Portugal	0.16%
TOTAL INVESTMENT COMPANIES			$24,576	South Africa	0.05%
PREFERRED STOCKS - 0.57%		Shares Held	Value (000's)	Isle of Man	0.05%
Automobile Manufacturers - 0.34%				Jersey, Channel Islands	0.05%
Bayerische Motoren Werke AG	4.02%	3,916	$343	Chile	0.04%
Porsche Automobil Holding SE	1.76%	10,883	802	United Arab Emirates	0.03%
Volkswagen AG 3.96%		13,190	2,477	Mexico	0.03%
			$3,622	China	0.03%
Automobile Parts & Equipment - 0.02%				Other Assets and Liabilities	0.68%
Schaeffler AG 0.55%		11,798	177	TOTAL NET ASSETS	100.00%

Chemicals - 0.02%
FUCHS PETROLUB SE 0.91%		4,939	259

Consumer Products - 0.15%
Henkel AG & Co KGaA 1.79%		12,663	1,564

Electronics - 0.04%
Sartorius AG 0.51%		2,528	370

TOTAL PREFERRED STOCKS			$5,992
Total Investments			$1,054,870
Other Assets and Liabilities - 0.68%			$7,273
TOTAL NET ASSETS - 100.00%			$1,062,143

(a) Non-income producing security

See accompanying notes.

	Schedule of Investments
International Equity Index Fund
May 31, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales	May 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		$—		$97,342	$94,918	$2,424
		$—		$97,342	$94,918	$2,424

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%	$21		$—		$—	$—
	$21		$—		$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2018	Long	19		$1,888		$(44)
Total						$(44)

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments International Small Company Fund May 31, 2018 (unaudited)

COMMON STOCKS - 97.29%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.39%			Distribution & Wholesale - 0.58%
Stroeer SE & Co KGaA	62,209	$3,991	Inchcape PLC	619,070	$6,017

Airlines - 0.63%			Diversified Financial Services - 3.01%
Air Canada (a)	185,700	3,290	Anima Holding SpA (b)	806,508	4,591
Wizz Air Holdings Plc (a),(b)	72,041	3,253	Burford Capital Ltd	308,824	6,524
		$6,543	Euronext NV (b)	60,640	3,849
Apparel - 1.24%			Mebuki Financial Group Inc	1,542,310	5,590
boohoo.com plc (a)	1,968,920	5,335	Plus500 Ltd	248,738	5,391
Puma SE	12,311	7,456	Zenkoku Hosho Co Ltd	106,800	5,127
		$12,791			$31,072
Automobile Manufacturers - 0.80%			Electric - 1.02%
NFI Group Inc (a)	196,600	8,244	Hera SpA	1,532,829	4,723
			Iren SpA	2,333,046	5,803
Automobile Parts & Equipment - 4.20%					$10,526
Cie Plastic Omnium SA	146,395	6,766	Electrical Components & Equipment - 0.52%
Daikyonishikawa Corp	268,700	4,332	Signify NV (b)	188,634	5,376
FCC Co Ltd	189,500	5,207
Georg Fischer AG	6,519	8,428	Electronics - 2.14%
Rheinmetall AG	71,375	9,089	CMK Corp	399,500	2,532
Toyo Tire & Rubber Co Ltd	276,900	4,277	Eizo Corp	83,100	3,546
Toyota Boshoku Corp	272,700	5,165	Mycronic AB	273,645	3,024
		$43,264	Orbotech Ltd (a)	96,605	6,187
Banks - 3.31%			SCREEN Holdings Co Ltd	63,600	5,375
77 Bank Ltd/The	222,600	4,937	Sumida Corp	131,100	1,441
Aareal Bank AG	153,312	6,577			$22,105
Israel Discount Bank Ltd	2,041,670	6,155	Engineering & Construction - 3.09%
Mediobanca Banca di Credito Finanziario SpA	387,386	3,655	Downer EDI Ltd	1,092,943	5,790
Mizrahi Tefahot Bank Ltd	293,283	5,601	KAWADA TECHNOLOGIES Inc	35,900	2,093
Paragon Banking Group PLC	589,445	3,790	Kyowa Exeo Corp	223,900	5,846
Unione di Banche Italiane SpA	892,371	3,379	Kyudenko Corp	107,800	5,178
		$34,094	Maeda Corp	379,800	4,109
Beverages - 1.99%			Toda Corp	676,000	5,931
Coca-Cola Amatil Ltd	843,373	5,656	Yokogawa Bridge Holdings Corp	125,000	2,860
Coca-Cola Bottlers Japan Holdings Inc	169,700	7,128			$31,807
Royal Unibrew A/S	107,299	7,698	Entertainment - 2.34%
		$20,482	GVC Holdings PLC	550,701	7,434
Biotechnology - 0.53%			Stars Group Inc/The (a)	285,100	9,653
Abcam PLC	341,746	5,512	William Hill PLC	1,655,341	7,037
					$24,124
Building Materials - 1.75%			Food - 3.38%
Buzzi Unicem SpA	217,794	5,274	Ebro Foods SA	198,125	4,817
Ibstock PLC (b)	844,878	3,136	Empire Co Ltd	311,500	5,996
Nichiha Corp	74,500	2,963	Greenyard NV	93,325	1,670
Xinyi Glass Holdings Ltd	4,858,000	6,654	J Sainsbury PLC	1,623,092	6,864
		$18,027	Morinaga Milk Industry Co Ltd	109,200	4,277
Chemicals - 3.24%			Nichirei Corp	193,000	5,213
Denka Co Ltd	176,900	6,458	SSP Group Plc	704,470	6,030
DIC Corp	89,900	2,925			$34,867
Showa Denko KK	153,700	6,601	Forest Products & Paper - 1.36%
Tokai Carbon Co Ltd	342,300	6,976	Smurfit Kappa Group PLC	179,995	7,427
Wacker Chemie AG	44,090	7,165	Sumitomo Forestry Co Ltd	434,400	6,615
Zeon Corp	260,200	3,283			$14,042
		$33,408	Gas - 0.69%
Commercial Services - 3.85%			Rubis SCA	101,160	7,130
Hays PLC	2,992,625	7,291
Kanamoto Co Ltd	158,800	5,497	Hand & Machine Tools - 0.38%
Keywords Studios PLC	105,728	2,393	Meidensha Corp	1,054,600	3,937
Loomis AB	176,172	6,729
Nishio Rent All Co Ltd	56,000	1,844	Healthcare - Products - 1.13%
Rentokil Initial PLC	1,932,146	8,791	Carl Zeiss Meditec AG	82,161	5,687
Societa Iniziative Autostradali e Servizi SpA	284,164	4,604	Japan Lifeline Co Ltd	144,200	3,665
Transcontinental Inc	111,500	2,513	Paramount Bed Holdings Co Ltd	49,600	2,254
		$39,662			$11,606
Computers - 2.92%			Healthcare - Services - 2.23%
Bechtle AG	45,921	4,035	ICON PLC (a)	33,679	4,344
DTS Corp	132,500	5,273	NMC Health PLC	114,988	5,375
MCJ Co Ltd	358,000	5,805	Orpea	58,379	7,667
S&T AG	230,067	5,471	UDG Healthcare PLC	470,005	5,612
Sopra Steria Group	25,234	5,025			$22,998
Teleperformance	28,446	4,498	Holding Companies - Diversified - 1.42%
		$30,107	Melco International Development Ltd	1,775,000	6,407
			Seven Group Holdings Ltd	550,573	8,186
					$14,593

See accompanying notes.

     Schedule of Investments International Small Company Fund May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Home Builders - 1.97%			Pharmaceuticals (continued)
Bellway PLC	150,919	$6,582	Nippon Shinyaku Co Ltd	73,300	$5,243
Haseko Corp	553,300	8,377	Sawai Pharmaceutical Co Ltd	149,000	6,534
Redrow PLC	668,556	5,374	Tsumura & Co	113,300	4,114
		$20,333			$29,980
Home Furnishings - 0.47%			Private Equity - 1.44%
Maxell Holdings Ltd	293,800	4,819	Intermediate Capital Group PLC	641,433	9,760
			Jafco Co Ltd	123,500	5,053
Insurance - 2.05%					$14,813
ASR Nederland NV	234,121	9,899	Real Estate - 5.12%
Beazley PLC	652,939	5,182	ADO Properties SA (b)	65,883	3,454
Direct Line Insurance Group PLC	1,271,883	6,037	CA Immobilien Anlagen AG	102,127	3,578
		$21,118	Castellum AB	474,396	7,611
Internet - 1.90%			Entra ASA (b)	182,131	2,584
Rightmove PLC	117,884	7,691	Hemfosa Fastigheter AB	439,339	5,679
SBI Holdings Inc/Japan	251,600	6,829	Hysan Development Co Ltd	961,000	5,544
Wix.com Ltd (a)	58,027	5,046	LEG Immobilien AG	69,211	7,586
		$19,566	Nexity SA	71,042	4,138
Leisure Products & Services - 0.02%			Open House Co Ltd	106,600	6,691
Koshidaka Holdings Co Ltd	12,000	190	UOL Group Ltd	985,700	5,961
					$52,826
Machinery - Diversified - 4.40%			REITs - 6.22%
Bucher Industries AG	13,713	4,948	Allied Properties Real Estate Investment Trust	109,259	3,582
Deutz AG	514,097	4,166	Canadian Apartment Properties REIT	171,800	5,401
Duerr AG	58,464	5,869	Covivio	62,967	6,564
Ebara Corp	131,700	4,510	Dream Global Real Estate Investment Trust	288,100	3,306
Juki Corp	236,900	2,614	GPT Group/The	1,648,738	6,256
Makino Milling Machine Co Ltd	711,000	6,310	H&R Real Estate Investment Trust	324,400	5,056
Sumitomo Heavy Industries Ltd	178,000	6,260	ICADE	52,126	4,842
Toromont Industries Ltd	87,504	3,928	Inmobiliaria Colonial Socimi SA	399,861	4,266
Valmet OYJ	366,110	6,731	Kenedix Office Investment Corp	804	4,980
		$45,336	Mapletree Commercial Trust	5,222,358	6,117
Metal Fabrication & Hardware - 0.53%			Mapletree North Asia Commercial Trust	4,479,800	3,879
Aurubis AG	66,706	5,426	MCUBS MidCity Investment Corp	4,923	3,807
			Merlin Properties Socimi SA	438,730	6,061
Mining - 3.13%					$64,117
Alumina Ltd	2,031,029	4,093	Retail - 4.99%
Detour Gold Corp (a)	404,390	3,197	Autogrill SpA	374,141	4,632
KAZ Minerals PLC (a)	309,896	4,168	B&M European Value Retail SA	1,410,433	7,548
Kirkland Lake Gold Ltd	412,501	7,585	Citizen Watch Co Ltd	849,500	5,631
Mitsui Mining & Smelting Co Ltd	126,900	5,522	Conviviality PLC (c),(d)	473,408	—
Northern Star Resources Ltd	959,061	4,544	JD Sports Fashion PLC	1,086,041	5,489
OceanaGold Corp	1,285,273	3,162	K's Holdings Corp	560,200	6,775
		$32,271	Matsumotokiyoshi Holdings Co Ltd	155,400	7,484
Miscellaneous Manufacturers - 2.88%			Sogo Medical Co Ltd	65,000	1,418
Aalberts Industries NV	187,085	9,151	Sushiro Global Holdings Ltd (a)	58,500	3,611
Fenner PLC (c)	476,730	3,857	Tsuruha Holdings Inc	27,400	4,064
Hill & Smith Holdings PLC	98,518	1,843	Valora Holding AG (a)	15,434	4,825
Towa Corp	250,000	3,087			$51,477
Trelleborg AB	308,710	6,762	Semiconductors - 1.56%
Vesuvius PLC	593,144	4,942	IQE PLC (a)	2,693,697	3,902
		$29,642	Siltronic AG	30,025	5,061
Oil & Gas - 4.32%			Tower Semiconductor Ltd (a)	125,090	3,242
Aker BP ASA	212,942	7,772	Ulvac Inc	88,300	3,896
Cairn Energy PLC (a)	1,155,852	3,534			$16,101
Cosmo Energy Holdings Co Ltd	116,700	3,946	Software - 1.01%
DCC PLC	58,976	5,649	Kinaxis Inc (a)	91,400	6,010
Enerplus Corp	619,700	7,575	Open Text Corp	127,200	4,437
Parex Resources Inc (a)	339,167	6,124			$10,447
Premier Oil PLC (a)	2,600,199	4,122	Telecommunications - 0.59%
Whitecap Resources Inc	807,219	5,846	Spark New Zealand Ltd	2,390,189	6,110
		$44,568
Oil & Gas Services - 0.20%			Transportation - 1.89%
CES Energy Solutions Corp	493,705	2,041	ComfortDelGro Corp Ltd	686,000	1,256
			National Express Group PLC	984,780	5,249
Packaging & Containers - 1.55%			Seino Holdings Co Ltd	331,100	6,206
DS Smith PLC	1,086,826	7,977	TFI International Inc	222,700	6,762
Metsa Board OYJ	275,082	3,148			$19,473
RPC Group PLC	463,408	4,866	TOTAL COMMON STOCKS		$1,002,970
		$15,991
Pharmaceuticals - 2.91%
Amplifon SpA	398,261	7,220
Clinigen Group Plc	272,806	3,093
Dechra Pharmaceuticals PLC	101,950	3,776

See accompanying notes.

		Schedule of Investments
		International Small Company Fund
		May 31, 2018 (unaudited)

INVESTMENT COMPANIES - 1.69%	Shares Held	Value (000's)
Money Market Funds - 1.69%
Principal Government Money Market Fund	17,378,817	$17,379
1.64%(e),(f)

TOTAL INVESTMENT COMPANIES		$17,379
PREFERRED STOCKS - 0.19%	Shares Held	Value (000's)
Electronics - 0.19%
Sartorius AG 0.51%	13,455	$1,971

TOTAL PREFERRED STOCKS		$1,971
Total Investments		$1,022,320
Other Assets and Liabilities - 0.83%		$8,601
TOTAL NET ASSETS - 100.00%		$1,030,921

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $26,243 or 2.55% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $3,857 or 0.37% of net assets.
(d)	The value of these investments was determined using significant unobservable inputs.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(f)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
Japan	27.37%
United Kingdom	15.24%
Canada	9.77%
Germany	7.51%
France	4.53%
Italy	4.26%
Australia	3.67%
Israel	3.06%
Sweden	2.89%
Netherlands	2.74%
Ireland	2.47%
United States	2.32%
Switzerland	2.08%
Hong Kong	1.81%
Singapore	1.67%
Spain	1.47%
Norway	1.00%
Finland	0.96%
Austria	0.88%
Denmark	0.75%
Luxembourg	0.73%
Isle of Man	0.72%
New Zealand	0.59%
United Arab Emirates	0.52%
Belgium	0.16%
Other Assets and Liabilities	0.83%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
International Small Company Fund
May 31, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales	May 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		$—		$158,579	$141,200	$17,379
		$—		$158,579	$141,200	$17,379

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%	$96		$—		$—	$—
	$96		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

COMMON STOCKS - 81.28%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.17%			Banks (continued)
Hakuhodo DY Holdings Inc	1,300	$20	State Street Corp	823	$79
Interpublic Group of Cos Inc/The (a)	9,102	206	SunTrust Banks Inc	1,058	71
Omnicom Group Inc	5,073	365	SVB Financial Group (b)	120	38
		$591	Wells Fargo & Co	10,977	593
Aerospace & Defense - 2.00%			Western Alliance Bancorp (b)	2,727	164
Airbus SE	32,229	3,677	Yamaguchi Financial Group Inc	2,000	24
Boeing Co/The	3,616	1,273			$13,504
Harris Corp (a)	275	41	Beverages - 1.76%
Lockheed Martin Corp	644	203	Carlsberg A/S	1,482	165
Northrop Grumman Corp	392	128	Coca-Cola Co/The (a)	54,276	2,334
Raytheon Co (a)	6,841	1,433	Constellation Brands Inc (a)	8,428	1,880
TransDigm Group Inc	118	39	Dr Pepper Snapple Group Inc (a)	3,810	454
United Technologies Corp (a)	1,801	225	PepsiCo Inc	13,234	1,327
		$7,019			$6,160
Agriculture - 1.12%			Biotechnology - 1.75%
Altria Group Inc (a)	34,699	1,934	Amgen Inc (a)	8,715	1,565
Philip Morris International Inc (a)	25,139	1,999	Biogen Inc (b)	3,863	1,136
		$3,933	Celgene Corp (a),(b)	18,035	1,419
Airlines - 0.38%			Gilead Sciences Inc	15,163	1,022
ANA Holdings Inc	6,800	273	H Lundbeck A/S	8,327	587
Japan Airlines Co Ltd (a)	27,000	1,044	Regeneron Pharmaceuticals Inc (b)	1,309	393
		$1,317			$6,122
Apparel - 0.60%			Building Materials - 0.03%
Hanesbrands Inc	812	15	Taiheiyo Cement Corp	2,500	92
Michael Kors Holdings Ltd (a),(b)	4,301	247
Moncler SpA (a)	17,193	789	Chemicals - 5.42%
PVH Corp	174	28	Asahi Kasei Corp	7,900	108
Ralph Lauren Corp (a)	2,124	286	BASF SE	29,171	2,880
Under Armour Inc - Class C (b)	467	9	CF Industries Holdings Inc	525	22
VF Corp	9,198	746	Daicel Corp	9,800	110
		$2,120	DowDuPont Inc	22,248	1,426
Automobile Manufacturers - 0.73%			Eastman Chemical Co (a)	3,395	354
Fiat Chrysler Automobiles NV (b)	108,985	2,471	JSR Corp	1,900	37
Hino Motors Ltd	2,300	26	Koninklijke DSM NV	16,540	1,648
Subaru Corp	1,000	30	Kuraray Co Ltd	1,200	18
		$2,527	Linde AG	6,015	1,375
			LyondellBasell Industries NV (a)	10,409	1,167
Automobile Parts & Equipment - 1.11%
Aisin Seiki Co Ltd	2,400	121	Mitsubishi Gas Chemical Co Inc	14,300	363
Aptiv PLC (a)	6,342	618	Mitsui Chemicals Inc	4,600	133
			Monsanto Co (a)	6,129	781
BorgWarner Inc	474	23
Bridgestone Corp	1,500	60	PPG Industries Inc	7,325	739
Goodyear Tire & Rubber Co/The (a)	5,704	139	Praxair Inc	648	101
JTEKT Corp	5,300	77	Sherwin-Williams Co/The	19,344	7,336
			Tosoh Corp (a)	23,800	415
Koito Manufacturing Co Ltd	1,100	81
NHK Spring Co Ltd	21,700	213			$19,013
NOK Corp	3,800	71	Commercial Services - 1.32%
Rheinmetall AG	17,262	2,198	Automatic Data Processing Inc	8,868	1,153
Stanley Electric Co Ltd	2,100	71	Cintas Corp	241	44
Toyota Boshoku Corp	12,100	229	Ecolab Inc (a)	1,906	272
		$3,901	Equifax Inc	271	31
			Gartner Inc (b)	206	27
Banks - 3.87%
Aozora Bank Ltd	300	12	H&R Block Inc	471	13
Bank of America Corp (a)	102,995	2,992	ISS A/S	611	21
Bank of New York Mellon Corp/The (a)	2,277	125	Moody's Corp (a)	4,536	774
BB&T Corp (a)	1,756	92	Persol Holdings Co Ltd	11,700	250
Capital One Financial Corp (a)	1,134	107	Recruit Holdings Co Ltd	1,000	28
			Robert Half International Inc (a)	1,088	69
Citigroup Inc	5,743	383	S&P Global Inc (a)	5,825	1,150
Comerica Inc	389	37
Danske Bank A/S	1,246	41	Securitas AB	44,065	710
DNB ASA	121,878	2,184	Total System Services Inc	224	19
			Verisk Analytics Inc (b)	385	41
Gunma Bank Ltd/The	11,200	63
Hiroshima Bank Ltd/The	2,400	17			$4,602
Intesa Sanpaolo SpA	6,541	19	Computers - 3.89%
JPMorgan Chase & Co (a)	42,407	4,538	Accenture PLC - Class A	14,250	2,219
Jyske Bank A/S	953	52	Apple Inc (a)	23,778	4,443
M&T Bank Corp	331	57	Cognizant Technology Solutions Corp	1,319	99
Mediobanca Banca di Credito Finanziario SpA	5,645	53	DXC Technology Co (a)	6,782	625
Mitsubishi UFJ Financial Group Inc	4,200	25	Fujitsu Ltd	4,000	24
Mizuho Financial Group Inc	6,500	11	Hewlett Packard Enterprise Co (a)	25,396	387
Morgan Stanley (a)	3,994	200	HP Inc (a)	43,738	964
PNC Financial Services Group Inc/The	1,058	152	International Business Machines Corp (a)	24,323	3,437
Regions Financial Corp (a)	73,839	1,347	Itochu Techno-Solutions Corp	15,100	273
Resona Holdings Inc	5,100	28	NetApp Inc (a)	6,304	431

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electric (continued)
Nomura Research Institute Ltd	1,300	$65	Kansai Electric Power Co Inc/The	1,100	$16
Obic Co Ltd	600	52	NRG Energy Inc (a)	7,524	258
Otsuka Corp	6,300	260	Orsted A/S (c)	1,866	112
SCSK Corp	300	14	PPL Corp (a)	1,571	43
Seagate Technology PLC (a)	6,770	381	Southern Co/The	2,279	102
		$13,674	Terna Rete Elettrica Nazionale SpA	5,276	28
Consumer Products - 0.38%			Tohoku Electric Power Co Inc	2,300	29
Avery Dennison Corp (a)	2,093	220	Tokyo Electric Power Co Holdings Inc (b)	25,800	122
Church & Dwight Co Inc (a)	5,691	267	WEC Energy Group Inc	711	45
Kimberly-Clark Corp (a)	8,217	829	Xcel Energy Inc	1,146	52
		$1,316			$5,972
Cosmetics & Personal Care - 1.70%			Electrical Components & Equipment - 0.21%
Beiersdorf AG	4,644	532	Acuity Brands Inc	952	113
Colgate-Palmolive Co (a)	20,065	1,266	AMETEK Inc (a)	5,492	401
Estee Lauder Cos Inc/The (a)	8,941	1,336	Brother Industries Ltd	4,900	102
Kao Corp	700	54	Emerson Electric Co (a)	1,428	101
Kose Corp	400	87			$717
Lion Corp	6,100	111	Electronics - 1.50%
Pigeon Corp	900	44	Agilent Technologies Inc	726	45
Pola Orbis Holdings Inc	9,300	458	Amphenol Corp (a)	4,876	424
Procter & Gamble Co/The	27,318	1,999	FLIR Systems Inc (a)	3,234	174
Shiseido Co Ltd	1,000	79	Fortive Corp	784	57
		$5,966	Garmin Ltd	1,700	102
Distribution & Wholesale - 0.44%			Honeywell International Inc	7,551	1,117
Canon Marketing Japan Inc	1,100	24	Hoya Corp	1,900	113
ITOCHU Corp	4,900	92	Koninklijke Philips NV	70,972	2,923
KAR Auction Services Inc	5,177	273	Nippon Electric Glass Co Ltd	1,400	38
Marubeni Corp	47,500	368	Omron Corp	3,300	172
Mitsubishi Corp (a)	9,100	252	TE Connectivity Ltd	790	74
Mitsui & Co Ltd	6,800	119	Waters Corp (b)	176	34
Sojitz Corp	4,400	16			$5,273
Sumitomo Corp	1,600	27	Energy - Alternate Sources - 0.01%
Toyota Tsusho Corp	400	14	Vestas Wind Systems A/S	242	16
WW Grainger Inc	1,082	334
		$1,519	Engineering & Construction - 0.69%
Diversified Financial Services - 3.39%			Jacobs Engineering Group Inc (a)	2,532	164
Affiliated Managers Group Inc (a)	8,925	1,421	Kajima Corp (a)	70,000	570
Alliance Data Systems Corp (a)	1,316	277	Obayashi Corp	51,600	519
American Express Co (a)	4,875	479	Shimizu Corp	18,700	182
Ameriprise Financial Inc	327	45	Taisei Corp (a)	18,100	992
BlackRock Inc (a)	3,826	2,044			$2,427
BrightSphere Investment Group PLC	32,213	500	Entertainment - 0.23%
Cboe Global Markets Inc (a)	2,584	252	Genting Singapore Ltd	156,500	147
Charles Schwab Corp/The	3,037	169	Oriental Land Co Ltd/Japan	2,300	235
CME Group Inc (a)	7,727	1,259	Sega Sammy Holdings Inc	22,300	393
Discover Financial Services (a)	836	62	Toho Co Ltd/Tokyo	1,100	38
E*TRADE Financial Corp (a),(b)	6,104	387			$813
Franklin Resources Inc (a)	13,121	440	Environmental Control - 0.24%
Intercontinental Exchange Inc (a)	13,590	963	Republic Services Inc (a)	7,481	505
Invesco Ltd (a)	9,667	264	Waste Management Inc (a)	3,592	297
Mastercard Inc (a)	2,474	470			$802
Mebuki Financial Group Inc	19,800	72	Food - 2.40%
Nasdaq Inc (a)	3,952	363	Conagra Brands Inc	886	33
ORIX Corp	12,700	212	Ezaki Glico Co Ltd	300	16
Raymond James Financial Inc	328	32	General Mills Inc (a)	13,541	573
T Rowe Price Group Inc (a)	5,822	707	Hershey Co/The (a)	5,009	451
Visa Inc	11,113	1,453	JM Smucker Co/The (a)	13,469	1,448
		$11,871	Kellogg Co	781	50
Electric - 1.70%			Kraft Heinz Co/The	25,928	1,490
A2A SpA (a)	291,241	495	Kroger Co/The (a)	20,663	503
AES Corp/VA	1,489	19	McCormick & Co Inc/MD	296	30
CenterPoint Energy Inc	972	25	MEIJI Holdings Co Ltd	700	59
Chubu Electric Power Co Inc	1,000	15	Mondelez International Inc	5,446	214
CMS Energy Corp	5,423	250	Nestle SA	26,238	1,983
Consolidated Edison Inc	701	54	NH Foods Ltd	1,700	70
Dominion Energy Inc	1,471	94	Sysco Corp (a)	11,978	779
DTE Energy Co	409	42	Toyo Suisan Kaisha Ltd	3,800	135
Duke Energy Corp (a)	1,579	122	Tyson Foods Inc (a)	8,741	590
E.ON SE	283,869	3,007			$8,424
Enel SpA (a)	79,745	438	Forest Products & Paper - 0.16%
FirstEnergy Corp (a)	11,187	385	International Paper Co (a)	9,808	525
Hera SpA (a)	70,992	219	Oji Holdings Corp	7,000	46
					$571

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Gas - 0.05%			Internet - 1.67%
Italgas SpA	2,280	$12	Alphabet Inc - A Shares (a),(b)	1,678	$1,846
Osaka Gas Co Ltd	2,000	43	Amazon.com Inc (b)	282	460
Tokyo Gas Co Ltd	4,300	117	Booking Holdings Inc (a),(b)	1,159	2,444
		$172	eBay Inc (a),(b)	4,671	176
Hand & Machine Tools - 0.60%			F5 Networks Inc (a),(b)	1,406	243
Fuji Electric Co Ltd	13,000	92	Facebook Inc (b)	1,123	215
Sandvik AB	101,947	1,768	Start Today Co Ltd (a)	11,700	405
Snap-on Inc (a)	1,346	199	VeriSign Inc (b)	300	39
Stanley Black & Decker Inc	347	48			$5,828
		$2,107	Iron & Steel - 0.37%
Healthcare - Products - 3.61%			JFE Holdings Inc (a)	16,000	329
Abbott Laboratories (a)	33,691	2,073	thyssenkrupp AG	35,858	946
Becton Dickinson and Co (a)	31,216	6,917			$1,275
Boston Scientific Corp (a),(b)	84,545	2,569	Leisure Products & Services - 0.00%
Coloplast A/S	191	18	Harley-Davidson Inc	375	15
Danaher Corp	1,573	156
DiaSorin SpA (a)	1,538	149	Lodging - 0.26%
Medtronic PLC (a)	5,581	482	Hilton Worldwide Holdings Inc (a)	7,361	594
ResMed Inc	321	33	Marriott International Inc/MD	2,453	332
Shimadzu Corp	4,200	115			$926
Stryker Corp	842	147	Machinery - Construction & Mining - 0.61%
Varian Medical Systems Inc (b)	207	24	Caterpillar Inc (a)	9,134	1,388
		$12,683	Hitachi Ltd (a)	101,000	735
Healthcare - Services - 2.39%					$2,123
Aetna Inc (a)	7,546	1,329	Machinery - Diversified - 0.80%
Anthem Inc	1,160	257	Amada Holdings Co Ltd	12,600	136
Centene Corp (b)	399	47	CNH Industrial NV	113,568	1,327
Cigna Corp (a)	5,769	977	Cummins Inc (a)	3,924	559
Envision Healthcare Corp (a),(b)	2,793	120	Deere & Co	731	109
HCA Healthcare Inc	790	81	Nabtesco Corp	700	23
Humana Inc	310	90	Rockwell Automation Inc	283	50
Laboratory Corp of America Holdings (a),(b)	2,454	443	Roper Technologies Inc	232	64
UnitedHealth Group Inc (a)	5,126	1,238	SMC Corp/Japan (a)	700	264
Universal Health Services Inc	33,191	3,816	Sumitomo Heavy Industries Ltd	4,100	144
		$8,398	THK Co Ltd	2,500	88
Home Builders - 1.07%			Xylem Inc/NY	405	28
DR Horton Inc (a)	72,100	3,043			$2,792
Haseko Corp (a)	39,600	600	Media - 2.14%
Lennar Corp - A Shares	734	38	CBS Corp (a)	9,412	474
PulteGroup Inc	492	15	Comcast Corp - Class A (a)	18,471	576
Sekisui Chemical Co Ltd	5,000	82	DISH Network Corp (a),(b)	10,737	317
		$3,778	News Corp - A Shares (a)	13,841	208
Home Furnishings - 0.01%			Time Warner Inc	40,040	3,770
Sony Corp	600	28	Tokyo Broadcasting System Holdings Inc	5,200	110
			Walt Disney Co/The (a)	10,636	1,058
Housewares - 0.08%			World Wrestling Entertainment Inc	17,514	1,014
Newell Brands Inc (a)	11,281	266			$7,527
			Metal Fabrication & Hardware - 0.02%
Insurance - 3.62%			Maruichi Steel Tube Ltd	500	17
Aflac Inc	1,747	79	MISUMI Group Inc	1,400	40
Allianz SE	14,134	2,912			$57
Allstate Corp/The	794	74	Mining - 0.17%
American International Group Inc	2,021	107	Freeport-McMoRan Inc (a)	35,180	595
Arthur J Gallagher & Co (a)	4,200	278
Assicurazioni Generali SpA	2,406	41	Miscellaneous Manufacturers - 1.69%
Berkshire Hathaway Inc - Class B (a),(b)	25,437	4,872	3M Co (a)	1,337	264
Brighthouse Financial Inc (b)	270	13	Alfa Laval AB	40,298	1,006
Chubb Ltd	1,050	137	AO Smith Corp	293	18
Hartford Financial Services Group Inc/The	774	41	Dover Corp	356	27
Japan Post Holdings Co Ltd	1,600	18	General Electric Co	19,559	275
Loews Corp	726	36	Illinois Tool Works Inc (a)	5,529	795
Marsh & McLennan Cos Inc	1,144	92	Nikon Corp	800	13
MS&AD Insurance Group Holdings Inc	400	13	Parker-Hannifin Corp (a)	3,065	524
Poste Italiane SpA (c)	3,136	27	Pentair PLC	404	18
Progressive Corp/The	13,522	840	Siemens AG	22,954	2,992
Swiss Life Holding AG (b)	2,226	759	Textron Inc	587	39
Torchmark Corp	1,924	163			$5,971
Travelers Cos Inc/The	608	78	Office & Business Equipment - 0.04%
Unum Group	498	19	Canon Inc	4,200	143
XL Group Ltd	581	32
Zurich Insurance Group AG (b)	6,997	2,074
			Oil & Gas - 4.57%
		$12,705	Andeavor	2,663	385
			BP PLC ADR	9,070	416

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			Retail (continued)
Cabot Oil & Gas Corp (a)	10,941	$250	Gap Inc/The	639	$18
Chevron Corp (a)	13,011	1,617	Home Depot Inc/The (a)	10,704	1,997
ConocoPhillips (a)	36,166	2,437	Izumi Co Ltd	500	31
Eni SpA (a)	36,836	668	Kohl's Corp (a)	3,964	265
Exxon Mobil Corp (a)	35,920	2,918	L Brands Inc	508	17
Hess Corp (a)	7,485	452	Lowe's Cos Inc (a)	6,776	644
Idemitsu Kosan Co Ltd	13,600	454	Macy's Inc	695	24
Inpex Corp	51,500	571	Matsumotokiyoshi Holdings Co Ltd	9,800	472
JXTG Holdings Inc (a)	185,600	1,192	McDonald's Corp (a)	6,005	961
Marathon Oil Corp (a)	19,851	425	McDonald's Holdings Co Japan Ltd	500	25
Marathon Petroleum Corp (a)	6,752	534	O'Reilly Automotive Inc (a),(b)	1,826	492
Noble Energy Inc (a)	11,373	406	Ross Stores Inc (a)	6,745	532
Occidental Petroleum Corp	5,596	471	Ryohin Keikaku Co Ltd	400	136
Phillips 66 (a)	11,924	1,389	Shimamura Co Ltd	600	61
Pioneer Natural Resources Co	3,979	768	Sugi Holdings Co Ltd	1,100	66
Royal Dutch Shell PLC ADR	5,789	403	Sundrug Co Ltd	700	32
Valero Energy Corp (a)	2,101	255	Tapestry Inc (a)	6,634	290
		$16,011	Target Corp	2,774	202
Oil & Gas Services - 0.62%			Tiffany & Co (a)	2,922	382
Halliburton Co	9,089	452	TJX Cos Inc/The (a)	1,425	129
Schlumberger Ltd	11,004	756	Walgreens Boots Alliance Inc	10,585	660
TechnipFMC PLC (a)	30,171	940	Walmart Inc	28,879	2,384
		$2,148	Welcia Holdings Co Ltd	1,300	70
Pharmaceuticals - 3.41%			Yum! Brands Inc	8,028	653
AbbVie Inc (a)	17,603	1,742			$12,680
Alfresa Holdings Corp	13,900	350	Savings & Loans - 0.00%
AmerisourceBergen Corp	494	41	People's United Financial Inc	768	14
Astellas Pharma Inc (a)	46,600	722
Bayer AG	15,743	1,879	Semiconductors - 3.56%
Bristol-Myers Squibb Co	3,677	193	Analog Devices Inc (a)	14,719	1,430
Cardinal Health Inc (a)	7,169	373	Applied Materials Inc	13,299	675
CVS Health Corp	2,288	145	Broadcom Inc	3,415	861
Daiichi Sankyo Co Ltd	4,100	131	Infineon Technologies AG	42,803	1,176
Express Scripts Holding Co (b)	2,932	222	Intel Corp (a)	17,441	963
Johnson & Johnson (a)	15,507	1,855	KLA-Tencor Corp	352	40
Kobayashi Pharmaceutical Co Ltd	800	70	Lam Research Corp	393	78
McKesson Corp	454	64	Micron Technology Inc (a),(b)	30,734	1,770
Medipal Holdings Corp	7,900	182	Qorvo Inc (b)	284	23
Merck & Co Inc	6,062	361	QUALCOMM Inc	3,338	194
Mitsubishi Tanabe Pharma Corp (a)	6,800	121	Skyworks Solutions Inc	410	40
Nippon Shinyaku Co Ltd	3,000	215	STMicroelectronics NV	129,715	3,103
Novo Nordisk A/S	9,108	433	Texas Instruments Inc (a)	19,056	2,133
Pfizer Inc	47,545	1,708			$12,486
Recordati SpA	1,394	52	Shipbuilding - 0.00%
Shionogi & Co Ltd	700	37	Yangzijiang Shipbuilding Holdings Ltd	18,900	14
Sumitomo Dainippon Pharma Co Ltd (a)	1,500	31
Suzuken Co Ltd/Aichi Japan	1,300	58	Software - 2.63%
Zoetis Inc (a)	11,547	967	CA Inc	9,126	326
		$11,952	Citrix Systems Inc (a),(b)	3,099	327
Real Estate - 0.51%			Fidelity National Information Services Inc	743	76
CBRE Group Inc (a),(b)	7,949	367	Fiserv Inc (b)	925	67
Vonovia SE	29,791	1,404	GungHo Online Entertainment Inc	43,300	115
		$1,771	Intuit Inc (a)	5,874	1,184
REITs - 0.27%			Konami Holdings Corp	500	23
Alexandria Real Estate Equities Inc	227	28	Microsoft Corp (a)	18,000	1,779
AvalonBay Communities Inc	311	52	MSCI Inc	203	33
Duke Realty Corp	804	23	Nexon Co Ltd (b)	23,900	394
Equity Residential	829	53	Oracle Corp	9,753	456
Mid-America Apartment Communities Inc	256	24	Oracle Corp Japan	3,100	235
Ventas Inc	802	44	Paychex Inc (a)	8,534	560
Welltower Inc	837	48	SAP SE	26,464	2,981
Weyerhaeuser Co (a)	17,938	670	Square Enix Holdings Co Ltd	13,600	675
		$942			$9,231
Retail - 3.62%			Telecommunications - 2.12%
Advance Auto Parts Inc (a)	1,748	225	AT&T Inc	15,384	497
Autogrill SpA (a)	17,890	221	Cisco Systems Inc (a)	56,635	2,419
AutoZone Inc (b)	530	344	GN Store Nord A/S	17,342	662
Best Buy Co Inc	1,324	90	Hikari Tsushin Inc	500	89
CarMax Inc (a),(b)	13,346	920	Juniper Networks Inc	12,525	333
Citizen Watch Co Ltd	10,900	72	Motorola Solutions Inc (a)	3,829	411
Cosmos Pharmaceutical Corp	400	86	Nippon Telegraph & Telephone Corp (a)	17,300	808
Dollar General Corp	713	62	PLAY Communications SA (c)	9,188	62
Dollar Tree Inc (a),(b)	1,417	117

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications (continued)			(a)	Security or a portion of the security was pledged as collateral for short
VEON Ltd ADR	167,809	$401	sales. At the end of the period, the value of these securities totaled
Verizon Communications Inc (a)	37,576	1,791	$111,904 or 31.92% of net assets.
		$7,473	(b) Non-income producing security
Toys, Games & Hobbies - 0.23%			(c)	Security exempt from registration under Rule 144A of the Securities Act of
Bandai Namco Holdings Inc (a)	13,000	552	1933. These securities may be resold in transactions exempt from
Hasbro Inc (a)	2,925	253	registration, normally to qualified institutional buyers. At the end of the
Mattel Inc	774	12	period, the value of these securities totaled $201 or 0.06% of net assets.
		$817	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Transportation - 3.34%			Investment Company Act of 1940) or an affiliate as defined by the
Central Japan Railway Co	500	103	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
CH Robinson Worldwide Inc (a)	3,235	281	outstanding voting shares of the security). Please see affiliated sub-
CSX Corp (a)	41,380	2,675	schedule for transactional information.
DSV A/S	1,871	155	(e) Current yield shown is as of period end.
East Japan Railway Co	300	30	(f) Security or a portion of the security was pledged to cover margin
Expeditors International of Washington Inc (a)	4,189	312	requirements for swap and/or swaption contracts. At the end of the period,
FedEx Corp	9,777	2,436	the value of these securities totaled $14,476 or 4.13% of net assets.
JB Hunt Transport Services Inc (a)	2,350	301	(g) Rate shown is the discount rate of the original purchase.
Kamigumi Co Ltd	13,000	283
Kansas City Southern	18,903	2,026
Kyushu Railway Co	3,900	124
Nippon Express Co Ltd (a)	3,000	225
Norfolk Southern Corp (a)	5,121	777	Portfolio Summary (unaudited)
Old Dominion Freight Line Inc (a)	6,283	980	Sector	Percent
Union Pacific Corp (a)	6,985	997	Investment Companies	23.10%
West Japan Railway Co	700	50	Consumer, Non-cyclical	19.84%
		$11,755	Industrial	11.73%
TOTAL COMMON STOCKS		$284,945	Financial	11.66%
INVESTMENT COMPANIES - 23.10%	Shares Held	Value (000's)	Technology	10.12%
Money Market Funds - 23.10%			Consumer, Cyclical	9.62%
Principal Government Money Market Fund	80,978,245	80,978	Basic Materials	6.12%
1.64%(d),(e),(f)			Communications	6.10%
			Energy	5.20%
TOTAL INVESTMENT COMPANIES		$80,978	Government	3.39%
			Utilities	1.75%
PREFERRED STOCKS - 0.86%	Shares Held	Value (000's)	Investments Sold Short	(37.64)%
Automobile Manufacturers - 0.86%			Other Assets and Liabilities	29.01%
Volkswagen AG 3.96%	16,004	$3,006	TOTAL NET ASSETS	100.00%

TOTAL PREFERRED STOCKS		$3,006
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 3.39%	Amount (000's)	Value (000's)
U.S. Treasury Bill - 3.39%
1.99%, 10/25/2018(g)	$12,000	$11,904

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$11,904
Total Investments		$380,833
Other Assets and Liabilities - (8.63)%		$(30,279)
TOTAL NET ASSETS - 100.00%		$350,554

Affiliated Securities	August 31, 2017		Purchases		Sales	May 31, 2018
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		$—		$226,000	$145,022	$80,978
		$—		$226,000	$145,022	$80,978

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%	$515		$—		$—	$—
	$515		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

Futures Contracts

Description and Expiration Date		Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
AEX Index; June 2018		Long	6	$775	$		(13)
AEX Index; June 2018		Short	8	1,033			18
CAC40 Index; June 2018		Short	101	6,350			109
CAC40 Index; June 2018		Long	28	1,760			(37)
DAX Index; June 2018		Long	3	1,106			28
DAX Index; June 2018		Short	17	6,266			25
DJ Euro Stoxx 50; June 2018		Short	382	15,215			(210)
FTSE/MIB Index; June 2018		Short	9	1,145			92
FTSE100 Index; June 2018		Long	26	2,651			194
FTSE100 Index; June 2018		Short	30	3,059			(180)
IBEX 35 Index; June 2018		Long	3	331			(25)
Japan Topix Index; June 2018		Long	22	3,528			106
MSCI Singapore Index; June 2018		Short	2	58			1
OMXS30 Index; June 2018		Short	47	823			32
OMXS30 Index; June 2018		Long	34	595			(20)
S&P 500 Emini; June 2018		Long	178	24,079			(512)
S&P/TSX 60 Index; June 2018		Long	9	1,318			53
SPI 200 Index; June 2018		Long	10	1,137			7
Total					$		(332)

Amounts in thousands except contracts.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept	Currency to Deliver		Asset	Liability
Citigroup Inc	6/20/2018		$7	AUD	10	$—	$—
Citigroup Inc	6/20/2018		$466	AUD	614	1	—
Citigroup Inc	6/20/2018	AUD	624		$488	$—	$(16)
Citigroup Inc	6/20/2018		$160	GBP	120	—	—
Citigroup Inc	6/20/2018	GBP	902		$1,257	—	(57)
Citigroup Inc	6/20/2018		$403	GBP	301	3	—
Citigroup Inc	6/20/2018	CAD	837		$655	—	(9)
Citigroup Inc	6/20/2018		$126	CAD	163	—	—
Citigroup Inc	6/20/2018		$185	CAD	239	1	—
Citigroup Inc	6/20/2018	DKK	1,627		$272	—	(16)
Citigroup Inc	6/20/2018		$195	DKK	1,202	6	—
Citigroup Inc	6/20/2018		$66	DKK	426	—	(1)
Citigroup Inc	6/20/2018	EUR	1,692		$2,097	—	(117)
Citigroup Inc	6/20/2018		$831	EUR	703	8	—
Citigroup Inc	6/20/2018		$690	EUR	593	—	(4)
Citigroup Inc	6/20/2018		$194	HKD	1,522	—	—
Citigroup Inc	6/20/2018	HKD	2,029		$260	—	(1)
Citigroup Inc	6/20/2018		$3	ILS	10	—	—
Citigroup Inc	6/20/2018	ILS	126		$36	—	(1)
Citigroup Inc	6/20/2018		$16	ILS	58	—	—
Citigroup Inc	6/20/2018	JPY	193,302		$1,825	—	(46)
Citigroup Inc	6/20/2018		$254	JPY	27,171	4	—
Citigroup Inc	6/20/2018		$1,692	JPY	184,910	—	(10)
Citigroup Inc	6/20/2018	JPY	18,778		$173	—	—
Citigroup Inc	6/20/2018		$12	NZD	18	—	—
Citigroup Inc	6/20/2018	NZD	18		$12	—	—
Citigroup Inc	6/20/2018	NOK	393		$50	—	(2)
Citigroup Inc	6/20/2018		$30	NOK	246	—	—
Citigroup Inc	6/20/2018		$6	NOK	49	—	—
Citigroup Inc	6/20/2018		$19	SGD	25	—	—
Citigroup Inc	6/20/2018	SGD	2		$2	—	—
Citigroup Inc	6/20/2018	SGD	203		$155	—	(3)
Citigroup Inc	6/20/2018		$135	SGD	181	—	—
Citigroup Inc	6/20/2018		$30	SEK	268	—	—
Citigroup Inc	6/20/2018		$77	SEK	670	1	—
Citigroup Inc	6/20/2018	SEK	1,609		$198	—	(15)
Citigroup Inc	6/20/2018		$252	CHF	250	$—	$(2)
Citigroup Inc	6/20/2018	CHF	536		$574	—	(30)
Citigroup Inc	9/19/2018	AUD	611		$462	—	—
Citigroup Inc	9/19/2018	GBP	120		$161	—	—
Citigroup Inc	9/19/2018	GBP	301		$405	—	(3)
Citigroup Inc	9/19/2018	CAD	163		$126	—	—
Citigroup Inc	9/19/2018	CAD	218		$169	—	(1)
Citigroup Inc	9/19/2018	DKK	426		$66	1	—

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Citigroup Inc	9/19/2018		$156	EUR	134	—	(1)
Citigroup Inc	9/19/2018		$1	EUR	1	—	—
Citigroup Inc	9/19/2018	EUR	637		$752	—	(2)
Citigroup Inc	9/19/2018	EUR	609		$714	4	—
Citigroup Inc	9/19/2018	HKD	1,522		$194	—	—
Citigroup Inc	9/19/2018	JPY	136,308		$1,253	10	—
Citigroup Inc	9/19/2018	NZD	18		$12	—	—
Citigroup Inc	9/19/2018	NOK	246		$30	—	—
Citigroup Inc	9/19/2018	NOK	49		$6	—	—
Citigroup Inc	9/19/2018	SGD	184		$138	—	—
Citigroup Inc	9/19/2018	SEK	268		$31	—	—
Citigroup Inc	9/19/2018	SEK	670		$78	—	(1)
Citigroup Inc	9/19/2018	CHF	250		$254	2	—
Citigroup Inc	9/20/2018	ILS	68		$19	—	—
JPMorgan Chase	6/20/2018	AUD	936		$731	—	(23)
JPMorgan Chase	6/20/2018		$11	AUD	14	—	—
JPMorgan Chase	6/20/2018		$698	AUD	922	1	—
JPMorgan Chase	6/20/2018		$239	GBP	180	—	(1)
JPMorgan Chase	6/20/2018		$604	GBP	451	4	—
JPMorgan Chase	6/20/2018	GBP	1,354		$1,887	—	(86)
JPMorgan Chase	6/20/2018		$278	CAD	358	2	—
JPMorgan Chase	6/20/2018		$189	CAD	245	—	—
JPMorgan Chase	6/20/2018	CAD	1,256		$982	—	(13)
JPMorgan Chase	6/20/2018		$293	DKK	1,802	9	—
JPMorgan Chase	6/20/2018	DKK	2,441		$408	—	(24)
JPMorgan Chase	6/20/2018		$99	DKK	638	—	(1)
JPMorgan Chase	6/20/2018		$1,247	EUR	1,055	12	—
JPMorgan Chase	6/20/2018		$1,035	EUR	889	—	(6)
JPMorgan Chase	6/20/2018	EUR	2,537		$3,145	—	(175)
JPMorgan Chase	6/20/2018	HKD	3,044		$390	—	(2)
JPMorgan Chase	6/20/2018		$291	HKD	2,283	—	—
JPMorgan Chase	6/20/2018	ILS	188		$55	—	(2)
JPMorgan Chase	6/20/2018		$24	ILS	87	—	—
JPMorgan Chase	6/20/2018		$4	ILS	14	—	—
JPMorgan Chase	6/20/2018	JPY	289,954		$2,738	—	(69)
JPMorgan Chase	6/20/2018		$2,537	JPY	277,364	—	(16)
JPMorgan Chase	6/20/2018	JPY	28,168		$259	—	—
JPMorgan Chase	6/20/2018		$382	JPY	40,757	7	—
JPMorgan Chase	6/20/2018		$18	NZD	26	—	—
JPMorgan Chase	6/20/2018	NZD	26		$19	—	(1)
JPMorgan Chase	6/20/2018		$45	NOK	369	—	—
JPMorgan Chase	6/20/2018	NOK	590		$75	—	(3)
JPMorgan Chase	6/20/2018		$9	NOK	74	—	—
JPMorgan Chase	6/20/2018		$28	SGD	37	—	—
JPMorgan Chase	6/20/2018	SGD	4		$3	—	—
JPMorgan Chase	6/20/2018		$202	SGD	271	—	(1)
JPMorgan Chase	6/20/2018	SGD	305		$232	—	(4)
JPMorgan Chase	6/20/2018	SEK	2,413		$296	—	(22)
JPMorgan Chase	6/20/2018		$46	SEK	402	—	—
JPMorgan Chase	6/20/2018		$115	SEK	1,006	1	—
JPMorgan Chase	6/20/2018	CHF	803		$861	—	(45)
JPMorgan Chase	6/20/2018		$379	CHF	375	—	(2)
JPMorgan Chase	9/19/2018	AUD	917		$695	—	(1)
JPMorgan Chase	9/19/2018	GBP	451		$607	—	(4)
JPMorgan Chase	9/19/2018	GBP	180		$240	1	—
JPMorgan Chase	9/19/2018	CAD	327		$255	—	(2)
JPMorgan Chase	9/19/2018	CAD	245		$189	—	—
JPMorgan Chase	9/19/2018	DKK	638		$100	1	—
JPMorgan Chase	9/19/2018		$235	EUR	200	—	(1)
JPMorgan Chase	9/19/2018		$1	EUR	1	—	—
JPMorgan Chase	9/19/2018	EUR	955		$1,129	—	(3)
JPMorgan Chase	9/19/2018	EUR	914		$1,071	6	—
JPMorgan Chase	9/19/2018	HKD	2,283		$292	—	—
JPMorgan Chase	9/19/2018	JPY	204,462		$1,879	15	—
JPMorgan Chase	9/19/2018	NZD	26		$18	—	—
JPMorgan Chase	9/19/2018	NOK	74		$9	$—	$—
JPMorgan Chase	9/19/2018	NOK	369		$45	—	—
JPMorgan Chase	9/19/2018	SGD	275		$205	1	—
JPMorgan Chase	9/19/2018	SEK	402		$46	—	—
JPMorgan Chase	9/19/2018	SEK	1,006		$116	—	(1)

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date		Currency to Accept		Currency to Deliver			Asset			Liability
JPMorgan Chase			9/19/2018	CHF	375			$381		3		—
JPMorgan Chase			9/20/2018	ILS	101			$29		—		—
Morgan Stanley & Co			6/20/2018	GBP	366			$497		—		(10)
Morgan Stanley & Co			6/20/2018	GBP	278			$370		—		—
Morgan Stanley & Co			6/20/2018	EUR	295			$361		—		(16)
Morgan Stanley & Co			6/20/2018		$4,838	EUR		3,918		252		—
Morgan Stanley & Co			6/20/2018	PLN	1,676			$486		—		(32)
Morgan Stanley & Co			6/20/2018		$569	PLN		1,949		41		—
Morgan Stanley & Co			6/20/2018		$70	SEK		629		—		(1)
Morgan Stanley & Co			6/20/2018	SEK	5,188			$629		—		(40)
Morgan Stanley & Co			5/15/2019		$1,239	DKK		7,271		61		—
Morgan Stanley & Co			5/15/2019	DKK	7,271			$1,190		—		(12)
Morgan Stanley & Co			5/15/2019		$6,156	EUR		5,119		—		(4)
Morgan Stanley & Co			5/15/2019	EUR	450			$534		8		—
Morgan Stanley & Co			5/15/2019	EUR	6,619			$8,289		—		(324)
Morgan Stanley & Co			5/15/2019		$33,937	EUR		26,934		1,526		—
Morgan Stanley & Co			5/15/2019	NOK	12,278			$1,577		—		(54)
Morgan Stanley & Co			5/15/2019		$3,954	NOK		31,011		106		—
Morgan Stanley & Co			5/15/2019	SEK	28,946			$3,442		—		(60)
Morgan Stanley & Co			5/15/2019	SEK	20,921			$2,441		3		—
Morgan Stanley & Co			5/15/2019		$9,234	SEK		76,650		280		—
Morgan Stanley & Co			5/15/2019		$7,432	CHF		7,141		—		(62)
Morgan Stanley & Co			5/15/2019	CHF	1,441			$1,512		—		—
Morgan Stanley & Co			5/15/2019	CHF	7,004			$7,267		83		—
Morgan Stanley & Co			5/15/2019		$6,459	CHF		6,048		112		—
Total										$2,576		$(1,461)

Amounts in thousands.

Total Return Swaps

			Pay/Receive							Value and Unrealized
	Reference		Positive		Payment	Expiration	Notional	Upfront		Appreciation/(Depreciation)
Counterparty	Entity	Contracts	Return	Financing Rate	Frequency	Date	Amount	Payments/(Receipts)			Asset	Liability
Merrill Lynch	MSCI Hong	36	Receive	1 Month HIBOR	Monthly	6/20/2018	HKD	3,219	$—		$—	$(1)
	Kong Net			+ 0.45%
	Return HKD
	Index
Merrill Lynch	MSCI Hong	10	Receive	1 Month HIBOR	Monthly	6/20/2018		894	—		—	—
	Kong Net			+ 0.45%
	Return HKD
	Index
Merrill Lynch	MSCI Italy	2,569	Receive	1 Month	Monthly	6/20/2018	EUR	286	—		—	(24)
	Net Return			EURIBOR -
	EUR Index			1.17%
Merrill Lynch	MSCI Italy	738	Receive	1 Month	Monthly	6/20/2018		82	—		—	(7)
	Net Return			EURIBOR -
	EUR Index			1.17%
Merrill Lynch	MSCI Japan	5,770	Receive	1 Month JPY	Monthly	6/20/2018	JPY	11,783	—		—	(3)
	Net Return			LIBOR - 0.01%
	JPY Index
Merrill Lynch	MSCI Spain	407	Receive	Euribor 1 Month	Monthly	6/20/2018	EUR	84	—		—	(7)
	Net Return			- 0.09%
	EUR Index
Morgan Stanley &	MSCI	23	Receive	1 Month SIBOR	Monthly	6/20/2018	SGD	142	—		—	(3)
Co	Singapore Net			+ 0.50%
	Return SGD
	Index
Morgan Stanley &	MSCI	22	Receive	1 Month SIBOR	Monthly	6/20/2018		136	—		—	(3)
Co	Singapore Net			+ 0.50%
	Return SGD
	Index
Total									$—		$—	$(48)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

Total Return Equity Basket Swaps

							Value and Unrealized
			Payment		Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Expiration Date	Amount	Payments/(Receipts)	Asset	Liability
Deutsche Bank AG(a)	Floating rate based on 1 Total return on a custom		Monthly	5/5/2022	$123,269	$—	$—	$(278)
	day OBFR plus/less	basket of long and short
	spread	securities traded in USD
Morgan Stanley & Co Floating rate based on 1 Total return on a custom			Monthly	5/6/2019	1,694	—	187	—
	week NIBOR plus/less	basket of long and short
	spread	securities traded in NOK
Morgan Stanley & Co Floating rate based on 1 Total return on a custom			Monthly	5/7/2019	1,262	—	119	—
	day HONIX plus/less	basket of long and short
	spread	securities traded in HKD
Morgan Stanley &	Floating rate based on 1 Total return on a custom		Monthly	5/6/2019	4,033	—	—	(57)
Co(b)	week STIBO plus/less	basket of long and short
	spread	securities traded in SEK
Morgan Stanley &	Floating rate based on 1 Total return on a custom		Monthly	10/9/2018	8,110	—	263	—
Co(c)	day SONIA plus/less	basket of long and short
	spread	securities traded in GBP
Morgan Stanley &	Floating rate based on 1 Total return on a custom		Monthly	12/17/2018 -	29,292	—	204	—
Co(d)	day EONIA plus/less	basket of long and short		12/17/2019
	spread	securities traded in EUR
Morgan Stanley &	Floating rate based on 1 Total return on a custom		Monthly	8/6/2019	7,156	—	423	—
Co(e)	day DISC plus/less	basket of long and short
	spread	securities traded in CAD
Morgan Stanley & Co Floating rate based on 1 Total return on a custom			Monthly	5/6/2019	2,022	—	—	(83)
	day RBACR plus/less	basket of long and short
	spread	securities traded in AUD
Morgan Stanley &	Floating rate based on 1 Total return on a custom		Monthly	8/6/2019	4,139	—	50	—
Co(f)	day TOIS plus/less	basket of long and short
	spread	securities traded in CHF
Morgan Stanley &	Floating rate based on 1 Total return on a custom		Monthly	5/7/2019	14,026	—	425	—
Co(g)	day SONIA plus/less	basket of long and short
	spread	securities traded in GBP
Morgan Stanley & Co Floating rate based on 1 Total return on a custom			Monthly	09/16/2019	359	—	—	(360)
	day FEDEF plus/less	basket of long and short
	spread	securities traded in USD
Morgan Stanley &	Floating rate based on 1 Total return on a custom		Monthly	5/6/2019	28,696	—	1,220	—
Co(h)	day EONIA plus/less	basket of long and short
	spread	securities traded in EUR
Total					$224,058	$—	$2,891	$(778)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The Fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands.

(a)

Top Underlying Securities
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Raytheon Co	6,598	$1,382	1.12%
Exelon Corp	28,883	1,195	0.97%
Uniti Group Inc	(56,292)	(1,180)	(0.96)%
LyondellBasell Industries NV	10,484	1,175	0.95%
Cheniere Energy Inc	(17,044)	(1,135)	(0.92)%
Lear Corp	5,696	1,128	0.92%
Boeing Co/The	2,912	1,025	0.83%
Micron Technology Inc	17,638	1,016	0.82%
Wabtec Corp/DE	(10,269)	(1,001)	(0.81)%
Envision Healthcare Corp	(23,189)	(994)	(0.81)%
FirstEnergy Corp	(28,103)	(967)	(0.78)%
VEREIT Inc	(132,777)	(951)	(0.77)%
Allstate Corp/The	9,894	925	0.75%
Albemarle Corp	(9,621)	(899)	(0.73)%
Aflac Inc	17,625	794	0.64%
Valero Energy Corp	6,518	790	0.64%
General Dynamics Corp	3,782	763	0.62%
TransDigm Group Inc	(2,242)	(749)	(0.61)%
FedEx Corp	2,994	746	0.60%
Spirit AeroSystems Holdings Inc	8,689	736	0.60%
Adobe Systems Inc	2,897	722	0.59%
Kraft Heinz Co/The	(12,509)	(719)	(0.58)%
Skyworks Solutions Inc	7,233	713	0.58%
PPL Corp	(25,943)	(709)	(0.57)%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

Top Underlying Securities (continued)
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Agios Pharmaceuticals Inc	(7,450)		(697)	(0.57)%
Post Holdings Inc	(8,761)		(673)	(0.55)%
Targa Resources Corp	(13,688)		(666)	(0.54)%
Baxter International Inc	9,245		655	0.53%
Alkermes PLC	(13,823)		(652)	(0.53)%
International Business Machines Corp	4,608		651	0.53%
Conduent Inc	(33,594)		(647)	(0.52)%
BioMarin Pharmaceutical Inc	(7,158)		(647)	(0.52)%
Zayo Group Holdings Inc	(18,537)		(645)	(0.52)%
Hess Corp	(10,546)		(637)	(0.52)%
Macquarie Infrastructure Corp	(16,451)		(637)	(0.52)%
DexCom Inc	(7,216)		(635)	(0.51)%
Assured Guaranty Ltd	17,564		623	0.51%
Western Digital Corp	7,378		616	0.50%
Atlassian Corp PLC	(9,647)		(615)	(0.50)%
Guidewire Software Inc	(6,603)		(613)	(0.50)%
Gartner Inc	(4,615)		(613)	(0.50)%
Microsoft Corp	5,987		592	0.48%
Discovery Inc	(28,045)		(591)	(0.48)%
Applied Materials Inc	11,614		590	0.48%
Ultimate Software Group Inc/The	(2,224)		(583)	(0.47)%
Workday Inc	(4,447)		(582)	(0.47)%
NVR Inc	193		577	0.47%
Biogen Inc	1,950		573	0.47%
National Fuel Gas Co	(10,823)		(570)	(0.46)%
Advanced Micro Devices Inc	(41,225)		(566)	(0.46)%

(b)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Telefonaktiebolaget LM Ericsson	(171,766	) $	(1,246)	(30.89)%
Boliden AB	20,690		729	18.08%
Kindred Group PLC	23,680		300	7.44%
Svenska Handelsbanken AB	(27,066)		(297)	(7.36)%
Millicom International Cellular SA	(4,606)		(290)	(7.20)%
Volvo AB - B Shares	13,692		236	5.84%
Electrolux AB	8,238		203	5.04%
SSAB AB	26,611		144	3.57%
Essity AB	5,577		142	3.52%
Getinge AB	(8,185)		(79)	(1.97)%
Hennes & Mauritz AB	(3,654)		(55)	(1.36)%
Svenska Cellulosa AB SCA	4,668		52	1.28%
Sandvik AB	2,959		51	1.27%
Hexpol AB	(3,858)		(41)	(1.01)%
Holmen AB	1,554		37	0.91%
Axfood AB	1,692		31	0.78%
BillerudKorsnas AB	1,894		29	0.71%
Husqvarna AB	2,506		25	0.61%
Modern Times Group MTG AB	496		19	0.48%
NCC AB	879		16	0.40%
Swedish Orphan Biovitrum AB	(552)		(11)	(0.28)%

(c)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Standard Chartered PLC	273,939		$2,748	33.88%
Carnival PLC	29,153		1,875	23.12%
InterContinental Hotels Group PLC	20,750		1,328	16.37%
CRH PLC	31,396		1,154	14.23%
Mondi PLC	36,200		1,005	12.40%

(d)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Airbus SE	26,659		$3,033	10.35%
LVMH Moet Hennessy Louis Vuitton SE	8,599		2,986	10.19%
Schneider Electric SE	33,982		2,931	10.01%
Vinci SA	29,772		2,914	9.95%
AXA SA	95,622		2,384	8.14%
L'Oreal SA	9,037		2,172	7.41%
Accor SA	33,837		1,852	6.32%
Bouygues SA	36,388		1,682	5.74%
Safran SA	11,428		1,365	4.66%
Danone SA	17,442		1,333	4.55%
Smurfit Kappa Group PLC	32,142		1,330	4.54%
Eiffage SA	11,370		1,281	4.37%
CRH PLC	33,997		1,256	4.29%
Eurofins Scientific SE	2,267		1,165	3.98%
Aeroports de Paris	3,933		822	2.81%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

Top Underlying Securities (continued)
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Faurecia SA	9,287	787	2.69%

(e)

Top Underlying Securities
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Air Canada	48,486	$859	12.00%
Enbridge Inc	(21,725)	(675)	(9.43)%
Dollarama Inc	4,611	532	7.43%
Methanex Corp	6,745	461	6.44%
TransCanada Corp	(10,328)	(432)	(6.04)%
First Quantum Minerals Ltd	(20,014)	(314)	(4.39)%
Cameco Corp	(29,664)	(307)	(4.29)%
West Fraser Timber Co Ltd	3,574	260	3.63%
AltaGas Ltd	(12,147)	(238)	(3.33)%
Keyera Corp	(8,129)	(228)	(3.19)%
Wheaton Precious Metals Corp	(9,775)	(214)	(2.98)%
Canadian Tire Corp Ltd	1,606	204	2.86%
Fairfax Financial Holdings Ltd	(348)	(195)	(2.73)%
Magna International Inc	3,025	194	2.71%
Linamar Corp	3,649	183	2.55%
Teck Resources Ltd	6,078	165	2.30%
Ritchie Bros Auctioneers Inc	(4,413)	(150)	(2.10)%
Stantec Inc	(5,018)	(127)	(1.77)%
Lundin Mining Corp	19,256	121	1.69%
National Bank of Canada	2,471	118	1.65%
Constellation Software Inc/Canada	139	109	1.53%
Imperial Oil Ltd	(2,830)	(93)	(1.29)%
Pembina Pipeline Corp	(2,642)	(92)	(1.29)%
Inter Pipeline Ltd	(4,664)	(88)	(1.23)%
Maple Leaf Foods Inc	3,651	85	1.19%
Genworth MI Canada Inc	2,123	66	0.92%
Atco Ltd/Canada	2,080	63	0.88%
Peyto Exploration & Development Corp	(7,448)	(61)	(0.85)%
CGI Group Inc	903	56	0.78%
Finning International Inc	2,192	55	0.76%
Manulife Financial Corp	2,457	46	0.65%
Yamana Gold Inc	(15,558)	(45)	(0.63)%
Canadian Imperial Bank of Commerce	502	44	0.61%
WestJet Airlines Ltd	2,391	37	0.52%
Franco-Nevada Corp	(402)	(28)	(0.40)%
Kinross Gold Corp	7,168	26	0.36%
Agnico Eagle Mines Ltd	(535)	(24)	(0.33)%
BlackBerry Ltd	2,015	24	0.33%
Eldorado Gold Corp	(18,852)	(21)	(0.30)%
Goldcorp Inc	(1,391)	(20)	(0.28)%
Sun Life Financial Inc	437	18	0.25%
SNC-Lavalin Group Inc	(414)	(18)	(0.25)%
Valeant Pharmaceuticals International Inc	(704)	(15)	(0.22)%
Bombardier Inc	4,111	15	0.22%
Quebecor Inc	800	15	0.22%
Onex Corp	(196)	(14)	(0.20)%

(f)

Top Underlying Securities
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Temenos AG	6,321	$936	22.62%
Vifor Pharma AG	(5,976)	(927)	(22.41)%
Credit Suisse Group AG	(41,630)	(634)	(15.33)%
Adecco Group AG	7,672	460	11.12%
Sika AG	32	256	6.17%
ams AG	(2,227)	(192)	(4.65)%
Swiss Life Holding AG	383	131	3.16%
dormakaba Holding AG	165	129	3.12%
Georg Fischer AG	95	123	2.97%
Lonza Group AG	(225)	(60)	(1.45)%
Aryzta AG	(3,076)	(46)	(1.11)%
Straumann Holding AG	(67)	(44)	(1.07)%
Roche Holding AG	204	44	1.06%
Bucher Industries AG	93	34	0.81%
Barry Callebaut AG	19	33	0.80%
Chocoladefabriken Lindt & Spruengli AG	(3)	(19)	(0.46)%
DKSH Holding AG	200	16	0.39%
Sunrise Communications Group AG	184	15	0.36%
Sulzer AG	(129)	(15)	(0.36)%
Panalpina Welttransport Holding AG	(108)	(13)	(0.32)%
GAM Holding AG	(773)	(12)	(0.28)%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

(g)

Top Underlying Securities
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Rio Tinto PLC	15,461	$871	6.21%
BHP Billiton PLC	35,077	806	5.75%
John Wood Group PLC	(65,981)	(588)	(4.19)%
Tesco PLC	(163,914)	(535)	(3.82)%
ConvaTec Group PLC	(136,778)	(421)	(3.00)%
Anglo American PLC	17,536	419	2.99%
Cobham PLC	(230,126)	(381)	(2.71)%
Indivior PLC	56,105	359	2.55%
BT Group PLC	130,915	357	2.54%
Standard Life Aberdeen PLC	75,999	354	2.52%
Micro Focus International PLC	(18,860)	(334)	(2.38)%
Reckitt Benckiser Group PLC	(3,846)	(295)	(2.10)%
National Grid PLC	(24,608)	(273)	(1.94)%
Antofagasta PLC	18,477	259	1.84%
Taylor Wimpey PLC	102,435	259	1.85%
British American Tobacco PLC	(4,993)	(257)	(1.83)%
Inmarsat PLC	(44,924)	(224)	(1.59)%
Smith & Nephew PLC	12,064	219	1.56%
Hikma Pharmaceuticals PLC	(11,956)	(215)	(1.53)%
Hargreaves Lansdown PLC	(8,452)	(214)	(1.53)%
Experian PLC	(8,480)	(208)	(1.48)%
Close Brothers Group PLC	9,798	190	1.36%
Moneysupermarket. com Group PLC	44,728	188	1.34%
Babcock International Group PLC	(16,988)	(188)	(1.34)%
Weir Group PLC/The	(6,324)	(184)	(1.31)%
United Utilities Group PLC	(17,000)	(175)	(1.25)%
BBA Aviation PLC	39,473	173	1.23%
Merlin Entertainments PLC	(35,479)	(173)	(1.24)%
Barratt Developments PLC	23,596	171	1.22%
J Sainsbury PLC	(38,767)	(164)	(1.17)%
Auto Trader Group PLC	(33,651)	(158)	(1.12)%
Wm Morrison Supermarkets PLC	(47,741)	(156)	(1.11)%
William Hill PLC	36,547	155	1.11%
Mediclinic International PLC	(19,103)	(155)	(1.11)%
Lloyds Banking Group PLC	177,580	149	1.06%
Balfour Beatty PLC	(35,982)	(146)	(1.04)%
Investec PLC	19,487	144	1.03%
AA PLC	(86,617)	(143)	(1.02)%
Royal Bank of Scotland Group PLC	38,437	141	1.00%
AstraZeneca PLC	(1,888)	(137)	(0.98)%
Severn Trent PLC	(5,132)	(136)	(0.97)%
Pennon Group PLC	(13,052)	(130)	(0.92)%
Capita PLC	(70,724)	(127)	(0.91)%
Aviva PLC	18,535	126	0.90%
Hays PLC	49,842	122	0.87%
BTG PLC	(14,729)	(117)	(0.83)%
JD Sports Fashion PLC	23,035	117	0.83%
WH Smith PLC	4,145	107	0.76%
Evraz PLC	14,856	101	0.72%
Greene King PLC	(13,058)	(101)	(0.72)%

(h)

Top Underlying Securities
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Deutsche Lufthansa AG	43,336	$1,178	4.11%
Covestro AG	10,969	999	3.48%
Cellnex Telecom SA	(31,869)	(809)	(2.82)%
Repsol SA	42,195	804	2.80%
Neste Oyj	9,569	779	2.72%
Peugeot SA	28,028	654	2.28%
Deutsche Bank AG	(59,954)	(642)	(2.24)%
Anheuser-Busch InBev SA/NV	(6,830)	(641)	(2.23)%
Engie SA	40,294	638	2.22%
Rheinmetall AG	4,635	591	2.06%
Cie Generale des Etablissements Michelin SCA	4,505	583	2.03%
Renault SA	6,016	581	2.02%
Edenred	(17,843)	(572)	(1.99)%
Deutsche Telekom AG	(36,018)	(557)	(1.94)%
Zalando SE	(10,305)	(549)	(1.91)%
Uniper SE	16,635	528	1.84%
Industria de Diseno Textil SA	(15,845)	(500)	(1.74)%
Electricite de France SA	(37,094)	(494)	(1.72)%
QIAGEN NV	(13,470)	(489)	(1.70)%
Endesa SA	22,000	485	1.69%
Atos SE	3,535	480	1.67%
GEA Group AG	(12,021)	(443)	(1.54)%
Signify NV	14,760	422	1.47%
Amer Sports Oyj	(12,886)	(416)	(1.45)%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

Top Underlying Securities (continued)
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
ASR Nederland NV	9,810	415	1.45%
Getlink	(28,399)	(385)	(1.34)%
Solvay SA	2,686	361	1.26%
Salzgitter AG	6,963	356	1.24%
Koninklijke Ahold Delhaize NV	15,169	349	1.21%
TOTAL SA	5,530	336	1.17%
Airbus SE	(2,880)	(328)	(1.14)%
Unilever NV	(5,639)	(315)	(1.10)%
Bankia SA	(82,342)	(312)	(1.09)%
Accor SA	(5,628)	(308)	(1.07)%
Vivendi SA	(12,152)	(306)	(1.07)%
Ingenico Group SA	(3,820)	(305)	(1.06)%
Software AG	6,368	304	1.06%
Sartorius AG	(1,981)	(290)	(1.01)%
UPM-Kymmene OYJ	7,673	282	0.98%
UCB SA	3,563	281	0.98%
Huhtamaki OYJ	(6,787)	(277)	(0.97)%
Koninklijke Vopak NV	(5,386)	(264)	(0.92)%
Iliad SA	(1,474)	(250)	(0.87)%
Ageas	4,846	246	0.86%
Amadeus IT Group SA	3,036	241	0.84%
OCI NV	(8,493)	(233)	(0.81)%
Suedzucker AG	12,766	229	0.80%
Bollore SA	(45,191)	(223)	(0.78)%
Galapagos NV	(2,178)	(221)	(0.77)%
Symrise AG	(2,580)	(210)	(0.73)%

Synthetic Futures

			Notional	Upfront		Unrealized	Fair Value
Counterparty	Reference Entity	Expiration Date	Amount	Payments/(Receipts)		Appreciation/(Depreciation)	Asset	Liability
Morgan Stanley & Co MSCI Singapore Index Future; June		6/29/2018	$(29)		$—	$1	$1	$—
	2018
Morgan Stanley & Co Swiss Market Index Future; June		6/18/2018	1,201		—	(38)	—	(74)
	2018
Total					$—	$(37)	$1	$(74)

Amounts in thousands.

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (33.43)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Advertising - (0.01)%			Beverages - (0.56)%
Dentsu Inc	700	$33	Brown-Forman Corp - B Shares	5,386	$305
			Constellation Brands Inc	3,647	813
			Davide Campari-Milano SpA	9,529	71
Aerospace & Defense - (0.39)%			Molson Coors Brewing Co	4,175	257
Arconic Inc	5,597	99	Monster Beverage Corp	10,394	532
General Dynamics Corp	138	28			$1,978
IHI Corp	2,900	108
Kawasaki Heavy Industries Ltd	3,800	115	Biotechnology - (1.09)%
L3 Technologies Inc	1,467	291	Alexion Pharmaceuticals Inc	4,578	532
Leonardo SpA	31,398	320	Amgen Inc	4,562	819
Rockwell Collins Inc	3,040	418	Genmab A/S	3,397	511
		$1,379	Illumina Inc	3,033	826
			Incyte Corp	4,384	299
Agriculture - (0.14)%			Vertex Pharmaceuticals Inc	5,303	817
Archer-Daniels-Midland Co	10,627	465			$3,804
Golden Agri-Resources Ltd	76,500	18
		$483	Building Materials - (0.58)%
			Buzzi Unicem SpA	8,167	198
Airlines - (0.62)%			Daikin Industries Ltd	1,500	173
Alaska Air Group Inc	2,330	142	Fortune Brands Home & Security Inc	2,853	160
American Airlines Group Inc	9,103	396	Johnson Controls International plc	17,374	583
Delta Air Lines Inc	13,273	717	LIXIL Group Corp	800	17
Southwest Airlines Co	11,229	574	Martin Marietta Materials Inc	1,199	267
United Continental Holdings Inc	5,475	381	Masco Corp	5,847	218
		$2,210	Rinnai Corp	100	9
Apparel - (0.22)%			TOTO Ltd	300	16
Asics Corp	18,200	302	Vulcan Materials Co	2,746	351
NIKE Inc	6,578	472			$1,992
		$774	Chemicals - (1.18)%
Automobile Manufacturers - (0.73)%			Air Products & Chemicals Inc	4,065	656
Ferrari NV	1,781	233	Albemarle Corp	2,110	197
Ford Motor Co	75,787	875	FMC Corp	2,562	223
General Motors Co	23,970	1,023	International Flavors & Fragrances Inc	1,463	179
Mazda Motor Corp	1,300	16	Kansai Paint Co Ltd	15,500	332
Mitsubishi Motors Corp	4,500	34	Mosaic Co/The	7,266	200
Nissan Motor Co Ltd	2,300	23	Nippon Paint Holdings Co Ltd	13,800	575
PACCAR Inc	4,817	300	Novozymes A/S	6,856	350
Toyota Motor Corp	900	57	PPG Industries Inc	4,686	473
		$2,561	Sherwin-Williams Co/The	1,728	655
			Toray Industries Inc	37,300	304
Automobile Parts & Equipment - (0.27)%					$4,144
NGK Insulators Ltd	800	15
NGK Spark Plug Co Ltd	15,400	420	Commercial Services - (0.69)%
Sumitomo Rubber Industries Ltd	1,000	17	Atlantia SpA	1,193	35
Toyota Industries Corp	4,400	256	Global Payments Inc	3,037	338
Yokohama Rubber Co Ltd/The	10,700	232	IHS Markit Ltd	7,593	374
		$940	Nielsen Holdings PLC	6,687	202
			Park24 Co Ltd	3,900	105
Banks - (1.07)%			PayPal Holdings Inc	11,248	923
Banco BPM SpA	32,870	86	Quanta Services Inc	2,983	107
Bank of Kyoto Ltd/The	6,200	323	United Rentals Inc	888	141
BPER Banca	35,751	172	Western Union Co/The	8,758	174
Chugoku Bank Ltd/The	1,200	13			$2,399
Citizens Financial Group Inc	9,272	379
Fifth Third Bancorp	12,914	395	Computers - (0.56)%
FinecoBank Banca Fineco SpA	10,479	104	Accenture PLC - Class A	9,974	1,553
Fukuoka Financial Group Inc	4,000	21	TDK Corp	4,300	384
Goldman Sachs Group Inc/The	261	59	Western Digital Corp	579	49
Huntington Bancshares Inc/OH	20,400	303			$1,986
KeyCorp	20,067	390	Consumer Products - (0.08)%
Northern Trust Corp	1,409	144	Clorox Co/The	2,243	271
Regions Financial Corp	21,418	391
Seven Bank Ltd	38,000	120
Shinsei Bank Ltd	3,300	52	Cosmetics & Personal Care - (0.06)%
Shizuoka Bank Ltd/The	6,000	58	Coty Inc	14,305	189
Sumitomo Mitsui Trust Holdings Inc	600	25
Suruga Bank Ltd	10,200	117	Distribution & Wholesale - (0.13)%
Unione di Banche Italiane SpA	77,054	292	Fastenal Co	5,487	292
US Bancorp	3,051	153	LKQ Corp	5,898	188
Zions Bancorporation	3,720	204			$480
		$3,801

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Diversified Financial Services - (0.39)%			Healthcare - Products - (2.08)%
Acom Co Ltd	69,100	$289	ABIOMED Inc	381	$145
AEON Financial Service Co Ltd	11,700	272	Align Technology Inc	1,527	507
Daiwa Securities Group Inc	12,000	70	Baxter International Inc	9,911	702
Hitachi Capital Corp	500	13	Becton Dickinson and Co	5,063	1,122
Navient Corp	5,019	70	Boston Scientific Corp	26,204	796
Nomura Holdings Inc	18,300	94	Cooper Cos Inc/The	934	211
Orient Corp	62,800	87	DENTSPLY SIRONA Inc	4,194	183
Synchrony Financial	13,982	484	Edwards Lifesciences Corp	3,971	545
		$1,379	Henry Schein Inc	2,933	203
			Hologic Inc	5,269	200
Electric - (1.30)%			IDEXX Laboratories Inc	1,825	380
Alliant Energy Corp	4,286	178	Intuitive Surgical Inc	2,099	965
Ameren Corp	4,510	267	Sysmex Corp	3,900	350
American Electric Power Co Inc	7,612	517	Terumo Corp	300	18
Chugoku Electric Power Co Inc/The	27,200	355	Thermo Fisher Scientific Inc	2,861	596
Edison International	2,940	183	Zimmer Biomet Holdings Inc	3,865	431
Electric Power Development Co Ltd	3,600	96			$7,354
Entergy Corp	3,294	266
Eversource Energy	6,045	345	Healthcare - Services - (0.27)%
Exelon Corp	2,197	91	DaVita Inc	3,481	233
Hokuriku Electric Power Co	45,100	453	IQVIA Holdings Inc	4,363	431
Kyushu Electric Power Co Inc	26,900	318	Quest Diagnostics Inc	2,562	273
NextEra Energy Inc	825	137			$937
PG&E Corp	3,483	151
Pinnacle West Capital Corp	2,072	165	Home Furnishings - (0.23)%
Public Service Enterprise Group Inc	6,350	336	Electrolux AB	19,788	488
SCANA Corp	2,682	97	Leggett & Platt Inc	2,474	102
Sempra Energy	4,888	521	Whirlpool Corp	1,355	196
Shikoku Electric Power Co Inc	3,900	51			$786
		$4,527	Insurance - (1.28)%
Electrical Components & Equipment - (0.09)%			Aon PLC	4,527	633
Casio Computer Co Ltd	20,800	317	Assurant Inc	1,001	93
			Cincinnati Financial Corp	3,128	217
			Dai-ichi Life Holdings Inc	3,100	58
Electronics - (0.61)%			Everest Re Group Ltd	780	176
Allegion PLC	1,781	136	Japan Post Insurance Co Ltd	2,400	53
Alps Electric Co Ltd	10,900	257	Lincoln National Corp	4,102	272
Corning Inc	16,733	455	MetLife Inc	18,921	870
Hamamatsu Photonics KK	3,200	138	Prudential Financial Inc	1,046	101
Mettler-Toledo International Inc	483	266	Sompo Holdings Inc	900	39
MINEBEA MITSUMI Inc	1,600	30	Sony Financial Holdings Inc	25,300	463
Murata Manufacturing Co Ltd	2,500	370	T&D Holdings Inc	36,600	575
Nidec Corp	1,700	262	Tokio Marine Holdings Inc	11,100	533
PerkinElmer Inc	2,106	157	Willis Towers Watson PLC	2,522	381
Yokogawa Electric Corp	3,800	69			$4,464
		$2,140
			Internet - (0.92)%
Engineering & Construction - (0.16)%			Expedia Group Inc	3,008	364
Fluor Corp	2,598	127	Kakaku.com Inc	17,400	377
Japan Airport Terminal Co Ltd	4,300	198	LINE Corp	3,000	109
JGC Corp	10,800	224	M3 Inc	1,600	66
		$549	MonotaRO Co Ltd	2,800	112
			Netflix Inc	4,937	1,736
Environmental Control - (0.03)%			Rakuten Inc	4,600	31
Stericycle Inc	1,678	106	Symantec Corp	11,474	239
			TripAdvisor Inc	2,989	156
Food - (0.53)%					$3,190
Ajinomoto Co Inc	2,500	48
Calbee Inc	15,900	578	Investment Companies - (0.04)%
Campbell Soup Co	5,561	187	Jefferies Financial Group Inc	6,797	148
Chr Hansen Holding A/S	3,588	345
Hormel Foods Corp	9,774	351	Iron & Steel - (0.17)%
Kikkoman Corp	6,800	320	Hitachi Metals Ltd	2,100	23
Yakult Honsha Co Ltd	200	13	Kobe Steel Ltd	16,800	168
		$1,842	Nucor Corp	6,067	389

Gas - (0.07)%					$580
NiSource Inc	6,429	163	Leisure Products & Services - (0.67)%
Snam SpA	4,101	17	Carnival Corp	13,660	851
Toho Gas Co Ltd	1,300	41	Norwegian Cruise Line Holdings Ltd	4,215	220
		$221	Royal Caribbean Cruises Ltd	3,972	417

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Leisure Products & Services (continued)			Packaging & Containers (continued)
Shimano Inc	4,300	$606	WestRock Co	1,260	$74
Yamaha Corp	5,200	270			$407

		$2,364	Pharmaceuticals - (1.29)%
Lodging - (0.21)%			Allergan PLC	3,074	464
City Developments Ltd	1,900	16	Chugai Pharmaceutical Co Ltd	3,000	169
MGM Resorts International	10,803	340	Eli Lilly & Co	30,158	2,564
Wynn Resorts Ltd	1,965	385	Mylan NV	9,542	367
		$741	Nektar Therapeutics	3,043	244
			Ono Pharmaceutical Co Ltd	1,400	35
Machinery - Diversified - (0.20)%			Perrigo Co PLC	2,588	189
CNH Industrial NV	5,325	62	Santen Pharmaceutical Co Ltd	13,500	234
Flowserve Corp	2,416	100	Sawai Pharmaceutical Co Ltd	1,200	53
Kubota Corp	800	14	Sosei Group Corp	3,000	200
Mitsubishi Heavy Industries Ltd	3,400	128			$4,519
Yaskawa Electric Corp	9,600	385
		$689	Pipelines - (0.48)%
			Kinder Morgan Inc/DE	43,408	724
Media - (0.71)%			ONEOK Inc	7,712	526
Charter Communications Inc	4,423	1,154	Williams Cos Inc/The	15,759	423
Discovery Inc	13,072	276			$1,673
Singapore Press Holdings Ltd	6,200	12
Twenty-First Century Fox Inc - A Shares	25,657	989	Real Estate - (0.02)%
Viacom Inc - B Shares	2,553	69	CapitaLand Ltd	22,000	57
		$2,500

Metal Fabrication & Hardware - (0.31)%			REITs - (2.43)%
NSK Ltd	1,100	13	American Tower Corp	8,284	1,146
NTN Corp	3,100	13	Apartment Investment & Management Co	2,999	123
Tenaris SA	59,453	1,068	Boston Properties Inc	2,945	359
		$1,094	Crown Castle International Corp	7,841	817
			Digital Realty Trust Inc	3,921	421
Mining - (0.15)%			Equinix Inc	1,507	598
Mitsubishi Materials Corp	600	16	Essex Property Trust Inc	1,261	301
Newmont Mining Corp	10,171	396	Extra Space Storage Inc	2,334	224
Sumitomo Metal Mining Co Ltd	3,800	144	Federal Realty Investment Trust	1,395	166
		$556	GGP Inc	18,259	370
Miscellaneous Manufacturers - (0.30)%			HCP Inc	8,705	209
Eaton Corp PLC	8,110	621	Host Hotels & Resorts Inc	14,102	305
Ingersoll-Rand PLC	4,687	410	Iron Mountain Inc	5,401	180
		$1,031	Kimco Realty Corp	8,121	126
			Macerich Co/The	2,691	150
Office & Business Equipment - (0.28)%			Prologis Inc	637	41
Konica Minolta Inc	18,100	165	Public Storage	3,317	703
Ricoh Co Ltd	77,100	696	Realty Income Corp	5,332	284
Xerox Corp	4,720	128	Regency Centers Corp	3,204	186
		$989	SBA Communications Corp	2,226	352
			Simon Property Group Inc	5,937	951
Oil & Gas - (1.40)%			SL Green Realty Corp	1,771	173
Anadarko Petroleum Corp	9,657	674	UDR Inc	2,315	84
Andeavor	2,831	409	Vornado Realty Trust	3,625	253
Apache Corp	7,166	287
Cimarex Energy Co	1,973	183			$8,522
Concho Resources Inc	3,030	416	Retail - (2.36)%
Devon Energy Corp	10,016	416	Aeon Co Ltd	26,100	516
EOG Resources Inc	11,036	1,300	CarMax Inc	3,462	239
EQT Corp	5,042	260	Chipotle Mexican Grill Inc	534	230
Helmerich & Payne Inc	2,252	149	Costco Wholesale Corp	6,240	1,237
Newfield Exploration Co	3,810	112	Darden Restaurants Inc	378	33
Pioneer Natural Resources Co	3,450	666	Don Quijote Holdings Co Ltd	3,700	197
Range Resources Corp	4,734	75	FamilyMart UNY Holdings Co Ltd	7,600	787
		$4,947	Fast Retailing Co Ltd	300	131
			Foot Locker Inc	2,219	120
Oil & Gas Services - (0.81)%			Genuine Parts Co	2,797	254
Halliburton Co	14,980	745	Isetan Mitsukoshi Holdings Ltd	37,300	459
National Oilwell Varco Inc	7,131	295	J Front Retailing Co Ltd	2,000	32
Saipem SpA	18,985	80	Marui Group Co Ltd	37,000	748
Schlumberger Ltd	25,572	1,756	Nordstrom Inc	2,586	127
		$2,876	Pandora A/S	4,340	342
Packaging & Containers - (0.12)%			Starbucks Corp	26,855	1,522
Ball Corp	6,165	228	Tractor Supply Co	2,338	174
Sealed Air Corp	2,403	105

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund May 31, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	INVESTMENT COMPANIES - (4.21)%	Shares	Value (000's)

Retail (continued)			Exchange Traded Funds - (4.21)%
Ulta Beauty Inc	48	$12	Consumer Discretionary Select Sector SPDR	15,397	$1,628
Walmart Inc	12,754	1,053	Fund
		$8,213	Industrial Select Sector SPDR Fund	4,403	328
			iShares Russell 1000 ETF	22,523	3,402
Semiconductors - (1.12)%			SPDR S&P 500 ETF Trust	24,080	6,524
Advanced Micro Devices Inc	20,065	276	Technology Select Sector SPDR Fund	41,395	2,894
Advantest Corp	6,000	140			$14,776
Broadcom Inc	3,761	948	TOTAL INVESTMENT COMPANIES (proceeds $12,494)		$14,776
IPG Photonics Corp	995	240	TOTAL SHORT SALES (proceeds $124,091)		$131,941
Microchip Technology Inc	4,987	486
NVIDIA Corp	5,352	1,350
Renesas Electronics Corp	4,900	49
SUMCO Corp	4,000	97
Xilinx Inc	4,862	331
		$3,917

Shipbuilding - (0.05)%
Huntington Ingalls Industries Inc	826	183

Software - (1.84)%
Activision Blizzard Inc	14,452	1,025
Adobe Systems Inc	1,305	325
Akamai Technologies Inc	3,317	250
ANSYS Inc	1,607	262
Autodesk Inc	4,570	590
Cadence Design Systems Inc	5,388	229
Cerner Corp	7,103	424
DeNA Co Ltd	6,300	121
Electronic Arts Inc	5,857	767
Red Hat Inc	2,440	396
salesforce.com Inc	12,065	1,561
Synopsys Inc	2,773	244
Take-Two Interactive Software Inc	2,106	236
		$6,430

Telecommunications - (0.14)%
CenturyLink Inc	20,398	372
Singapore Telecommunications Ltd	7,600	19
SoftBank Group Corp	900	64
Telecom Italia SpA/Milano	54,080	43
		$498

Textiles - (0.08)%
Mohawk Industries Inc	1,431	292

Transportation - (1.83)%
AP Moller - Maersk A/S	226	337
ComfortDelGro Corp Ltd	12,300	22
CSX Corp	9,449	611
FedEx Corp	5,098	1,270
Kansas City Southern	1,927	207
Keihan Holdings Co Ltd	6,900	233
Keikyu Corp	21,500	361
Keio Corp	7,300	338
Kintetsu Group Holdings Co Ltd	10,100	422
Mitsubishi Logistics Corp	4,200	89
Mitsui OSK Lines Ltd	600	16
Nagoya Railroad Co Ltd	8,000	205
Nankai Electric Railway Co Ltd	6,900	192
Nippon Yusen KK	4,200	85
Odakyu Electric Railway Co Ltd	18,800	406
Seibu Holdings Inc	17,500	287
United Parcel Service Inc	5,949	691
Yamato Holdings Co Ltd	22,600	647
		$6,419

Water - (0.08)%
American Water Works Co Inc	3,422	284

TOTAL COMMON STOCKS (proceeds $111,597)		$117,165

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2018 (unaudited)

INVESTMENT COMPANIES - 0.10%	Shares Held	Value (000's)		Principal
Exchange Traded Funds - 0.10%			MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
SPDR Nuveen S&P High Yield Municipal	1,040	$59	Georgia (continued)
Bond ETF			City of Atlanta GA
VanEck Vectors High-Yield Municipal Index	1,000	32	7.38%, 1/1/2031	$500	$516
ETF					$2,492
VanEck Vectors Short High-Yield Municipal	1,000	24	Illinois - 16.53%
Index ETF			Chicago O'Hare International Airport
		$115	5.00%, 1/1/2033	1,250	1,394
TOTAL INVESTMENT COMPANIES		$115	Chicago Park District
	Principal		5.00%, 1/1/2040	1,000	1,082
MUNICIPAL BONDS - 105.30%	Amount (000's)	Value (000's)	City of Chicago IL
Alabama - 2.53%			5.50%, 1/1/2042	300	318
Lower Alabama Gas District/The			6.00%, 1/1/2038	2,000	2,252
5.00%, 9/1/2034	$2,500	$2,961	7.46%, 2/15/2026	1,884	1,375
			City of Chicago IL Wastewater Transmission
Arizona - 4.43%			Revenue
Navajo Nation			5.00%, 1/1/2031	760	829
5.50%, 12/1/2030(a)	2,500	2,822	5.00%, 1/1/2039	1,200	1,290
Salt Verde Financial Corp			Illinois Finance Authority
5.00%, 12/1/2032	2,000	2,361	4.38%, 12/1/2042	300	301
		$5,183	Illinois State Toll Highway Authority
California - 7.61%			5.00%, 1/1/2040(b)	5,000	5,630
Abag Finance Authority for Nonprofit Corps			Metropolitan Pier & Exposition Authority
5.00%, 8/1/2043	500	550	5.00%, 6/15/2057	500	526
California Educational Facilities Authority			Metropolitan Pier & Exposition
5.00%, 10/1/2038(b)	900	911	Authority (credit support from NATL)
5.00%, 1/1/2039(b)	1,725	1,761	5.50%, 6/15/2029(c)	1,000	1,126
California Statewide Communities			Sales Tax Securitization Corp
Development Authority (credit support from			4.00%, 1/1/2048	2,000	2,019
GNMA COLL)			State of Illinois
4.90%, 7/20/2039(c)	500	519	5.50%, 7/1/2027	1,150	1,228
California Statewide Financing Authority					$19,370
6.00%, 5/1/2043	1,000	1,000	Indiana - 0.56%
Golden State Tobacco Securitization Corp			Indiana Finance Authority
5.75%, 6/1/2047	1,200	1,206	5.00%, 10/1/2044	300	315
Golden State Tobacco Securitization			Town of Shoals IN
Corp (credit support from GOLDEN ST TOB			7.25%, 11/1/2043	300	339
SECURITIZATION)					$654
5.00%, 6/1/2033(c)	970	975	Louisiana - 2.56%
La Verne Public Financing Authority			Louisiana Local Government Environmental
7.25%, 9/1/2026	595	596	Facilities & Community Development Auth
Oakland Unified School District/Alameda			5.65%, 11/1/2037(a),(e)	1,000	1,016
County			Louisiana Local Government Environmental
5.00%, 8/1/2035	1,225	1,403	Facilities & Community Development
		$8,921	Authority
Colorado - 3.68%			3.50%, 11/1/2032	2,000	1,975
Centerra Metropolitan District No 1			Louisiana Public Facilities Authority
5.00%, 12/1/2037(a)	1,000	1,030	0.00%, 7/1/2039(f)	278	—
Colorado Health Facilities Authority					$2,991
5.00%, 5/15/2040	1,000	1,100	Maine - 0.92%
Eagle County Airport Terminal Corp			Finance Authority of Maine
5.00%, 5/1/2037	1,000	1,109	5.25%, 1/1/2025(a)	1,000	1,078
Southlands Metropolitan District No 1
5.00%, 12/1/2047	1,000	1,068	Maryland - 0.92%
		$4,307	City of Westminster MD
Connecticut - 2.16%			6.25%, 7/1/2044	600	652
Mohegan Tribal Finance Authority			Maryland Economic Development Corp
7.00%, 2/1/2045(a)	2,400	2,527	5.38%, 6/1/2025	390	417
					$1,069
Florida - 4.58%			Michigan - 0.94%
Florida Development Finance Corp			Michigan Finance Authority
5.63%, 1/1/2047(a),(d)	1,000	1,032	5.00%, 7/1/2035	1,000	1,101
Greater Orlando Aviation Authority
5.00%, 10/1/2047(b)	2,999	3,387	Minnesota - 1.00%
Northern Palm Beach County Improvement			Housing & Redevelopment Authority of The
District			City of St Paul Minnesota
5.00%, 8/1/2046	500	526	5.00%, 11/15/2030	1,000	1,177
Orange County Housing Finance Authority
7.00%, 10/1/2025	415	418	Missouri - 1.38%
		$5,363	City of St Louis MO Airport Revenue (credit
Georgia - 2.13%			support from NATL)
Atlanta Development Authority			5.50%, 7/1/2028(c)	400	496
7.00%, 1/1/2040	2,000	1,976

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Missouri (continued)			Oklahoma - 3.10%
Kansas City Industrial Development			Oklahoma Development Finance Authority
Authority			5.00%, 8/1/2047	$1,000	$1,075
5.00%, 4/1/2046(a)	$1,100	$1,121	5.25%, 8/15/2043	1,000	1,129
		$1,617	Tulsa Airports Improvement Trust
Montana - 1.26%			5.00%, 6/1/2035(d)	300	324
City of Kalispell MT			Tulsa County Industrial Authority
5.25%, 5/15/2037	1,400	1,478	5.25%, 11/15/2045	1,000	1,105
					$3,633
Nevada - 0.85%			Oregon - 1.33%
State of Nevada Department of Business &			Oregon State Business Development
Industry			Commission
5.13%, 12/15/2037(a)	1,000	999	6.50%, 4/1/2031(a)	1,000	1,031
			Warm Springs Reservation Confederated
New Jersey - 10.66%			Tribe
Casino Reinvestment Development Authority			6.38%, 11/1/2033	500	522
5.25%, 11/1/2039	250	268			$1,553
Essex County Improvement Authority			Pennsylvania - 5.09%
5.25%, 7/1/2045(a)	1,300	1,315	Blythe Township Solid Waste Authority
New Jersey Economic Development			7.75%, 12/1/2037	1,000	1,055
Authority			Commonwealth Financing Authority
5.00%, 7/15/2028	500	548	5.00%, 6/1/2028	1,000	1,156
5.00%, 6/15/2047	500	534	5.00%, 6/1/2035	1,000	1,128
5.00%, 10/1/2047	1,000	1,084	Lancaster County Hospital Authority/PA
5.63%, 11/15/2030	1,500	1,700	5.00%, 7/1/2045	1,000	1,064
5.75%, 9/15/2027	500	552	Pennsylvania Economic Development
New Jersey Economic Development			Financing Authority
Authority (credit support from ST APPROP)			5.50%, 11/1/2044	1,000	1,059
5.25%, 6/15/2040(c)	1,000	1,079	6.00%, 6/1/2031	500	501
New Jersey Transportation Trust Fund					$5,963
Authority			South Carolina - 0.46%
5.25%, 6/15/2032	2,000	2,170	South Carolina Jobs-Economic Development
South Jersey Port Corp			Authority
5.00%, 1/1/2048	1,000	1,086	5.25%, 11/15/2047	500	541
Tobacco Settlement Financing Corp/NJ
5.00%, 6/1/2046	2,000	2,146	South Dakota - 0.43%
		$12,482	Oglala Sioux Tribe
New York - 6.93%			5.75%, 10/1/2025(a)	500	503
Brooklyn Arena Local Development Corp
6.25%, 7/15/2040	480	514	Tennessee - 2.40%
Build NYC Resource Corp			Chattanooga Health Educational & Housing
5.00%, 7/1/2035	1,500	1,635	Facility Board
Glen Cove Local Economic Assistance Corp			5.00%, 10/1/2028	1,050	1,160
5.00%, 1/1/2056	1,000	1,042	5.00%, 10/1/2035	500	540
New York Counties Tobacco Trust VI			Metropolitan Government Nashville &
5.00%, 6/1/2041	400	436	Davidson County Health & Educational Facs
New York State Thruway Authority			Bd
5.25%, 1/1/2056	1,000	1,136	5.00%, 7/1/2040	1,000	1,117
New York Transportation Development Corp					$2,817
5.00%, 8/1/2021	1,500	1,611	Texas - 7.05%
5.00%, 1/1/2023	560	619	Arlington Higher Education Finance Corp
5.00%, 1/1/2036	1,000	1,125	5.00%, 12/1/2046	1,100	1,188
		$8,118	Austin Convention Enterprises Inc
North Carolina - 0.90%			5.00%, 1/1/2034	445	503
North Carolina Medical Care Commission			City of Houston TX Airport System Revenue
5.25%, 10/1/2035	1,000	1,057	4.50%, 7/1/2020	1,000	1,042
			Harris County Cultural Education Facilities
Ohio - 5.94%			Finance Corp
Buckeye Tobacco Settlement Financing			6.00%, 10/1/2043	1,075	1,218
Authority			North Texas Tollway Authority
6.00%, 6/1/2042	2,500	2,500	5.00%, 1/1/2045	615	676
Buckeye Tobacco Settlement Financing			5.00%, 1/1/2048	500	560
Authority (credit support from BUCKEYE			Port Beaumont Navigation District
OHIO TOB SETTLEMENT)			7.25%, 2/1/2036(a),(d)	1,000	1,047
5.75%, 6/1/2034(c)	1,860	1,845	Tarrant County Cultural Education Facilities
County of Hamilton OH			Finance Corp
5.00%, 1/1/2036	1,000	1,076	6.00%, 11/15/2027	1,000	1,086
Ohio Air Quality Development Authority			Texas Private Activity Bond Surface
3.75%, 12/1/2023(d)	1,000	505	Transportation Corp
4.50%, 1/15/2048(a)	1,000	1,038	6.88%, 12/31/2039	550	588
		$6,964	7.00%, 12/31/2038	300	352
					$8,260

See accompanying notes.

     Schedule of Investments Opportunistic Municipal Fund May 31, 2018 (unaudited)

	Principal		Portfolio Summary (unaudited)
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	Sector	Percent
Vermont - 1.11%			Revenue Bonds	84.96%
Vermont Economic Development Authority			Prerefunded	6.00%
4.62%, 4/1/2036(a),(d)	$1,300	$1,303	General Obligation Unlimited	5.35%
			Insured	5.14%
Virginia - 1.80%			Certificate Participation	1.17%
County of Botetourt VA			General Obligation Limited	0.92%
6.00%, 7/1/2044	1,000	1,093	Tax Allocation	0.88%
Virginia Small Business Financing Authority			Special Assessment	0.45%
5.00%, 1/1/2048(a),(d),(e)	1,000	1,018	Special Tax	0.43%
		$2,111	Investment Companies	0.10%
Washington - 1.48%			Liability For Floating Rate Notes Issued	(5.63)%
Port of Seattle Industrial Development Corp			Other Assets and Liabilities	0.23%
5.00%, 4/1/2030	500	546	TOTAL NET ASSETS	100.00%
Washington Economic Development Finance
Authority
7.50%, 1/1/2032(a)	1,000	1,182
		$1,728
West Virginia - 0.45%
Monongalia County Commission Special
District
5.75%, 6/1/2043(a)	500	523

Wisconsin - 2.13%
Public Finance Authority
4.00%, 8/1/2035	500	490
5.00%, 12/1/2025(a)	1,200	1,356
5.25%, 4/1/2030	600	643
		$2,489
TOTAL MUNICIPAL BONDS		$123,333
Total Investments		$123,448
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.63)%
Notes with interest rates of 1.07% - 1.26% at	$(6,598)	$(6,598)
May 31, 2018 and contractual maturity of
collateral from 2018-2025.(g)
Total Net Investments		$116,850
Other Assets and Liabilities - 0.23%		$272
TOTAL NET ASSETS - 100.00%		$117,122

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $21,941 or 18.73% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Security purchased on a when-issued basis.
(f)	Non-income producing security
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at May 31, 2018.

See accompanying notes.

     Schedule of Investments Origin Emerging Markets Fund May 31, 2018 (unaudited)

COMMON STOCKS - 97.04%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Automobile Manufacturers - 1.86%			Insurance - 4.45%
Geely Automobile Holdings Ltd	4,660,600	$13,088	People's Insurance Co Group of China Ltd/The	7,000,000	$3,296
			Ping An Insurance Group Co of China Ltd	2,630,400	25,625
Banks - 13.88%			Powszechny Zaklad Ubezpieczen SA	250,000	2,451
China Construction Bank Corp	25,960,828	26,130			$31,372
China Merchants Bank Co Ltd	5,115,300	20,903	Internet - 14.78%
Industrial & Commercial Bank of China Ltd	25,959,300	21,442	Alibaba Group Holding Ltd ADR(a)	181,200	35,879
Kiatnakin Bank PCL	1,388,500	2,982	Autohome Inc ADR	77,600	8,747
OTP Bank Nyrt	92,000	3,297	NCSoft Corp	21,200	6,926
Sberbank of Russia PJSC ADR	1,227,600	17,604	Tencent Holdings Ltd	639,105	32,628
Thanachart Capital PCL	2,027,300	3,260	Weibo Corp ADR(a)	95,000	9,681
Turkiye Garanti Bankasi AS	1,100,000	2,165	YY Inc ADR(a)	88,000	10,255
		$97,783			$104,116
Building Materials - 4.13%			Iron & Steel - 1.34%
Anhui Conch Cement Co Ltd	2,511,700	15,337	Kumba Iron Ore Ltd	155,800	3,540
China National Building Material Co Ltd	2,909,000	3,306	Severstal PJSC	163,400	2,595
China Resources Cement Holdings Ltd	5,263,000	6,162	Vale SA	246,000	3,337
Xinyi Glass Holdings Ltd	3,118,900	4,272			$9,472
		$29,077	Leisure Products & Services - 0.47%
Chemicals - 5.18%			CVC Brasil Operadora e Agencia de Viagens	241,000	3,299
Indorama Ventures PCL	4,700,000	8,543	SA
Kingboard Laminates Holdings Ltd	2,200,000	2,894
LG Chem Ltd	12,000	3,760	Media - 0.91%
Lotte Chemical Corp	25,820	8,790	CJ E&M Corp	76,900	6,447
Petronas Chemicals Group Bhd	1,595,000	3,226
PTT Global Chemical PCL	3,326,700	9,262	Metal Fabrication & Hardware - 1.48%
		$36,475	Catcher Technology Co Ltd	898,600	10,417
Coal - 2.45%
China Shenhua Energy Co Ltd	5,420,800	14,101	Mining - 0.74%
Exxaro Resources Ltd	320,000	3,154	Grupo Mexico SAB de CV	2,101,600	5,224
		$17,255
Commercial Services - 2.59%			Miscellaneous Manufacturers - 1.66%
China Conch Venture Holdings Ltd	1,102,000	3,809	Sunny Optical Technology Group Co Ltd	582,925	11,689
Estacio Participacoes SA	743,000	5,008
Localiza Rent a Car SA	848,230	5,628	Oil & Gas - 6.38%
New Oriental Education & Technology Group	38,400	3,820	Novatek PJSC	53,000	7,625
Inc ADR			PTT PCL	7,870,000	12,789
		$18,265	SK Innovation Co Ltd	34,466	6,567
Computers - 1.70%			Star Petroleum Refining PCL	14,030,000	6,781
Gigabyte Technology Co Ltd	1,594,000	4,193	Tatneft PJSC ADR	64,000	4,084
Infosys Ltd ADR	430,000	7,822	Thai Oil PCL	2,478,000	7,122
		$12,015			$44,968
Distribution & Wholesale - 0.41%			Pharmaceuticals - 2.48%
LG Corp	43,000	2,923	CSPC Pharmaceutical Group Ltd	1,978,000	6,148
			Sino Biopharmaceutical Ltd	4,500,000	11,336
Diversified Financial Services - 3.87%					$17,484
Chailease Holding Co Ltd	1,697,000	6,025	Real Estate - 1.93%
Hana Financial Group Inc	85,400	3,292	China Vanke Co Ltd	2,895,400	10,292
KB Financial Group Inc	161,400	7,763	Yuzhou Properties Co Ltd	4,687,000	3,283
KIWOOM Securities Co Ltd	36,476	4,222			$13,575
Shinhan Financial Group Co Ltd	65,000	2,653	Retail - 2.84%
Taishin Financial Holding Co Ltd	6,754,253	3,316	ANTA Sports Products Ltd	1,971,300	11,378
		$27,271	Via Varejo SA	514,000	3,219
Electronics - 2.28%			Zhongsheng Group Holdings Ltd	1,706,000	5,453
AAC Technologies Holdings Inc	375,518	5,574			$20,050
Micro-Star International Co Ltd	2,547,000	10,530	Semiconductors - 10.60%
		$16,104	Nanya Technology Corp	2,735,000	9,035
Food - 0.35%			Samsung Electronics Co Ltd	27,277	32,274
BIM Birlesik Magazalar AS	160,000	2,447	SK Hynix Inc	145,000	12,538
			Taiwan Semiconductor Manufacturing Co Ltd	538,317	20,833
Forest Products & Paper - 1.90%			ADR
Fibria Celulose SA	350,000	6,651			$74,680
Mondi PLC	241,954	6,709	Shipbuilding - 0.32%
		$13,360	Yangzijiang Shipbuilding Holdings Ltd	3,137,000	2,245
Gas - 1.77%
ENN Energy Holdings Ltd	1,215,000	12,454	Software - 1.03%
			Chinasoft International Ltd (a)	4,466,400	3,743
Holding Companies - Diversified - 1.35%			TravelSky Technology Ltd	1,200,300	3,487
Siam Cement PCL/The	496,100	6,829			$7,230
Tekfen Holding AS	813,000	2,719	Telecommunications - 0.45%
		$9,548	Yangtze Optical Fibre and Cable Joint Stock	773,000	3,158
Home Furnishings - 0.59%			Ltd Co (a),(b)
Haier Electronics Group Co Ltd	1,155,000	4,141

See accompanying notes.

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Toys, Games & Hobbies - 0.46%
Pearl Abyss Corp (a)	15,800	$3,272

Water - 0.41%
Cia de Saneamento Basico do Estado de Sao	407,900	2,858
Paulo

TOTAL COMMON STOCKS		$683,762
INVESTMENT COMPANIES - 2.59%	Shares Held	Value (000's)
Money Market Funds - 2.59%
Principal Government Money Market Fund	18,245,018	18,245
1.64%(c),(d)

TOTAL INVESTMENT COMPANIES		$18,245
Total Investments		$702,007
Other Assets and Liabilities - 0.37%		$2,602
TOTAL NET ASSETS - 100.00%		$704,609

(a) Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,158 or 0.45% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Country		Percent
China		46.41%
Korea, Republic Of		14.38%
Taiwan, Province Of China		9.12%
Thailand		8.17%
Russian Federation		4.53%
Brazil		4.27%
Hong Kong		4.09%
United States		2.59%
India		1.11%
Turkey		1.04%
United Kingdom		0.95%
South Africa		0.95%
Mexico		0.74%
Hungary		0.47%
Malaysia		0.46%
Poland		0.35%
Other Assets and Liabilities		0.37%
TOTAL NET ASSETS		100.00%

Affiliated Securities		August 31, 2017	Purchases		Sales	May 31, 2018
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		$—		$200,420	$182,175	$18,245
		$—		$200,420	$182,175	$18,245

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%		$119	$—		$—	$—
		$119	$—		$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
Origin Emerging Markets Fund
May 31, 2018 (unaudited)

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
eMini MSCI Emerging Markets; June 2018	Long	371	$20,808	$(390)
Total				$(390)
Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments Preferred Securities Fund May 31, 2018 (unaudited)

INVESTMENT COMPANIES - 0.21%		Shares Held	Value(000	's)	PREFERRED STOCKS (continued)			Shares Held	Value (000's)
Money Market Funds - 0.21%					Electric (continued)
Principal Government Money Market Fund		11,783,096	$11,783		Entergy New Orleans LLC 5.50%, 4/1/2066			46,851	$1,217
1.64%(a),(b)					Entergy Texas Inc 5.63%, 6/1/2064			15,618	399
					Georgia Power Co 5.00%, 10/1/2077			275,000	6,790
TOTAL INVESTMENT COMPANIES			$11,783		Integrys Holding Inc 6.00%, 8/1/2073			57,600	1,511
CONVERTIBLE PREFERRED STOCKS -					3 Month LIBOR + 3.22%
1.38%		Shares Held	Value(000	's)	Interstate Power & Light Co 5.10% (c)			501,100	12,748
Banks - 1.38%					NextEra Energy Capital Holdings Inc 5.00%,			491,093	12,032
Wells Fargo & Co 7.50% (c)		63,017	$79,212		1/15/2073
					NextEra Energy Capital Holdings Inc 5.13%,			662,215	16,396
TOTAL CONVERTIBLE PREFERRED STOCKS			$79,212		11/15/2072
					SCE Trust V 5.45% (c)			6,801	174
PREFERRED STOCKS - 22.00%		Shares Held	Value(000	's)
Banks - 5.86%					3 Month LIBOR + 3.79%
AgriBank FCB 6.88% (c)		61,700	6,663		SCE Trust VI 5.00% (c)			421,622	9,613
3 Month LIBOR + 4.23%					Southern Co/The	5.25%, 10/1/2076		111,000	2,762
Bank of America Corp 6.63% (c)		195,093	4,946		Southern Co/The	5.25%, 12/1/2077		555,000	13,514
Bank of New York Mellon Corp/The 5.20%		139,534	3,555						$155,220
(c)					Food - 0.48%
BB&T Corp 5.63% (c)		144,300	3,756		Dairy Farmers of America Inc 7.88% (c),(d)			12,000	1,199
Capital One Financial Corp 6.00% (c)		532,229	13,460		Dairy Farmers of America Inc 7.88% (c),(d)			232,500	26,389
Citigroup Inc 6.88% (c)		9,618	248						$27,588
Citigroup Inc 6.88% (c)		493,542	13,395		Hand & Machine Tools - 0.53%
3 Month LIBOR + 4.13%					Stanley Black & Decker Inc	5.75	%,	1,179,669	30,235
Cullen/Frost Bankers Inc 5.38% (c)		241,889	6,071		7/25/2052
Goldman Sachs Group Inc/The 5.50% (c)		774,944	20,133
3 Month LIBOR + 3.64%					Insurance - 4.12%
HSBC Holdings PLC 6.20% (c)		543,717	14,001		Aegon NV 4.00% (c)			6,777	164
HSBC Holdings PLC	8.00% (c)	66,700	1,695		3 Month LIBOR + 0.88%
Huntington Bancshares Inc/OH 5.88% (c)		326,087	8,315		Aegon NV 6.38% (c)			379,157	9,763
Huntington Bancshares Inc/OH 6.25% (c)		1,050,000	27,730		Allstate Corp/The	5.10%, 1/15/2053		540,300	14,048
ING Groep NV	6.13% (c)	52,468	1,353		3 Month LIBOR + 3.17%
ING Groep NV 6.38% (c)		749,094	19,222		Allstate Corp/The 6.25% (c)			181,500	4,795
KeyCorp 6.13% (c)		780,000	20,920		Allstate Corp/The 6.63% (c)			380,000	9,971
3 Month LIBOR + 3.89%					American Financial Group Inc/OH 6.25%,			250,786	6,490
M&T Bank Corp 6.38% (c)		17,852	18,209		9/30/2054
M&T Bank Corp	6.38% (c)	11,380	11,494		Arch Capital Group Ltd 5.25% (c)			283,500	6,762
Morgan Stanley 5.85% (c)		347,500	8,962		Arch Capital Group Ltd 5.45% (c)			54,104	1,316
3 Month LIBOR + 3.49%					Aspen Insurance Holdings Ltd 5.95% (c)			25,229	655
Morgan Stanley	7.13% (c)	126,282	3,607		3 Month LIBOR + 4.06%
3 Month LIBOR + 4.32%					Axis Capital Holdings Ltd 5.50% (c)			10,287	253
PNC Financial Services Group Inc/The		1,730,132	47,406		Axis Capital Holdings Ltd 5.50% (c)			154,159	3,755
6.13% (c)					Hartford Financial Services Group Inc/The			1,044,739	30,757
3 Month LIBOR + 4.07%					7.88%, 4/15/2042
State Street Corp	5.25% (c)	1,421,238	35,645		3 Month LIBOR + 5.60%
State Street Corp 5.90% (c)		241,300	6,312		Prudential PLC 6.75% (c)			75,326	1,970
3 Month LIBOR + 3.11%					Reinsurance Group of America Inc 6.20%,			577,300	15,714
State Street Corp 6.00% (c)		349,700	9,145		9/15/2042
US Bancorp 6.50% (c)		197,845	5,532		3 Month LIBOR + 4.37%
3 Month LIBOR + 4.47%					RenaissanceRe Holdings Ltd 5.38% (c)			654,975	16,178
Valley National Bancorp 6.25% (c)		174,760	4,626		RenaissanceRe Holdings Ltd 6.08% (c)			171,047	4,299
3 Month LIBOR + 3.85%					WR Berkley Corp	5.63%, 4/30/2053		1,262,728	30,470
Webster Financial Corp 5.25% (c)		194,856	4,597		WR Berkley Corp	5.75%, 6/1/2056		65,882	1,617
Wells Fargo & Co 5.63% (c)		195,171	4,875		XLIT Ltd 5.47% (c)			76,419	76,992
Wells Fargo & Co 5.85% (c)		125,027	3,229		3 Month LIBOR + 3.12%
3 Month LIBOR + 3.09%									$235,969
Wells Fargo & Co 6.63% (c)		236,676	6,501		REITs - 2.95%
3 Month LIBOR + 3.69%					Boston Properties Inc 5.25% (c)			7,284	174
			$335,603		DDR Corp 6.25% (c)			18,610	414
Diversified Financial Services - 0.07%					DDR Corp 6.38% (c)			454,929	10,641
Charles Schwab Corp/The 6.00% (c)		143,663	3,754		Digital Realty Trust Inc 5.88% (c)			97,818	2,464
					Digital Realty Trust Inc 6.35% (c)			205,498	5,310
Electric - 2.71%					Digital Realty Trust Inc 7.38% (c)			239,911	6,255
Alabama Power Co 5.00% (c)		572,000	14,517		Federal Realty Investment Trust 5.00% (c)			49,250	1,085
Dominion Energy Inc	5.25%, 7/30/2076	897,421	22,175		Kimco Realty Corp 5.25% (c)			397,387	8,699
DTE Energy Co	5.25%, 12/1/2077	320,602	7,781		Kimco Realty Corp 5.50% (c)			591,922	13,531
DTE Energy Co	5.25%, 12/1/2062	312,400	7,660		Kimco Realty Corp 5.63% (c)			7,000	162
DTE Energy Co	5.38%, 6/1/2076	13,111	323		Kimco Realty Corp 6.00% (c)			275,790	6,782
Duke Energy Corp 5.13%, 1/15/2073		360,235	9,074		National Retail Properties Inc 5.20% (c)			121,500	2,702
Entergy Arkansas Inc	4.88%, 9/1/2066	10,000	246		National Retail Properties Inc 5.70% (c)			2,000	47
Entergy Arkansas Inc	4.90%, 12/1/2052	241,096	5,849		Prologis Inc 8.54% (c)			167,700	10,733
Entergy Louisiana LLC	4.70%, 6/1/2063	165,100	3,951		PS Business Parks Inc 5.20% (c)			3,332	75
Entergy Louisiana LLC	4.88%, 9/1/2066	25,000	606		PS Business Parks Inc 5.25% (c)			57,755	1,325
Entergy Louisiana LLC	5.25%, 7/1/2052	230,991	5,803		PS Business Parks Inc 5.70% (c)			377,419	9,334
Entergy New Orleans LLC 5.00%, 12/1/2052		3,299	79		PS Business Parks Inc 5.75% (c)			534,494	13,320

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2018 (unaudited)

PREFERRED STOCKS (continued)		Shares Held	Value (000's)		Principal
REITs (continued)				BONDS (continued)	Amount (000's) Value (000's)
Public Storage 4.90% (c)		16,000	$382	Banks (continued)
Public Storage	4.95% (c)	4,000	96	Bank of America Corp (continued)
Public Storage 5.05% (c)		186,105	4,500	6.50%, 12/31/2049(c),(f)	$71,285	$75,651
Public Storage	5.15% (c)	2,000	48	3 Month LIBOR + 4.17%
Public Storage	5.20% (c)	70,407	1,688	Bank of New York Mellon Corp/The
Public Storage 5.88% (c)		237,401	6,075	4.62%, 12/31/2049(c),(f)	36,577	34,840
Public Storage	6.00% (c)	580,214	15,097	3 Month LIBOR + 3.13%
Public Storage 6.38% (c)		130,981	3,403	4.95%, 12/31/2049(c),(f)	75,100	76,564
Senior Housing Properties Trust 5.63%,		113,931	2,841	3 Month LIBOR + 3.42%
8/1/2042				Bank of Nova Scotia/The
Senior Housing Properties Trust 6.25%,		150,000	3,878	4.65%, 12/31/2049(c),(f)	17,000	15,686
2/1/2046				3 Month LIBOR + 2.65%
Ventas Realty LP / Ventas Capital Corp		198,708	4,968	Barclays Bank PLC
5.45%, 3/15/2043				7.63%, 11/21/2022	8,000	8,680
Vornado Realty Trust 5.25% (c)		390,261	8,664	10.18%, 6/12/2021	3,000	3,492
Vornado Realty Trust 5.40% (c)		192,362	4,430	10.18%, 6/12/2021(d)	3,460	4,028
Vornado Realty Trust	5.70% (c)	830,177	20,040	Barclays PLC
			$169,163	6.63%, 12/31/2049(c),(f)	14,178	14,214
Savings & Loans - 0.07%				USSW5 Index Spread + 5.02%
People's United Financial Inc 5.63% (c)		94,067	2,383	7.88%, 12/31/2049(c),(f)	3,000	3,135
3 Month LIBOR + 4.02%				USSW5 Index Spread + 6.77%
Sterling Bancorp/DE 6.50% (c)		59,241	1,535	8.25%, 12/31/2049(c),(f)	68,658	70,023
			$3,918	USSW5 Index Spread + 6.71%
Sovereign - 1.16%				BNP Paribas SA
CoBank ACB 6.13% (c)		8,000	810	7.19%, 6/29/2049(c),(f)	13,400	14,455
CoBank ACB	6.20% (c)	65,000	6,850	3 Month LIBOR + 1.29%
3 Month LIBOR + 3.74%				7.20%, 6/29/2049(c),(d),(f)	33,100	35,707
CoBank ACB	6.25% (c)	296,500	31,244	3 Month LIBOR + 1.29%
3 Month LIBOR + 4.56%				7.37%, 12/31/2049(c),(d),(f)	100	105
Farm Credit Bank of Texas 6.75% (c),(d)		258,000	27,541	USSW5 Index Spread + 5.15%
3 Month LIBOR + 4.01%				7.63%, 12/31/2049(c),(d),(f)	26,600	27,897
			$66,445	USSW5 Index Spread + 6.31%
Telecommunications - 4.05%				7.63%, 12/31/2049(c),(f)	20,000	20,975
Centaur Funding Corp	0.00%, 4/21/2020 (d),(e)	26,500	23,983	USSW5 Index Spread + 6.31%
Centaur Funding Corp	9.08%, 4/21/2020 (a),(d)	100,666	109,726	BPCE SA
Qwest Corp	6.13%, 6/1/2053	789,919	16,170	5.70%, 10/22/2023(d)	6,000	6,351
Qwest Corp	6.88%, 10/1/2054	190,167	4,307	12.50%, 8/29/2049(c),(d),(f)	2,929	3,220
Qwest Corp	7.00%, 4/1/2052	130,309	3,061	3 Month LIBOR + 12.98%
Qwest Corp	7.00%, 7/1/2052	419,457	10,075	Capital One Financial Corp
Qwest Corp	7.50%, 9/15/2051	133,105	3,381	5.55%, 12/31/2049(c),(f)	19,625	20,067
Telephone & Data Systems Inc 6.63%,		207,988	5,366	3 Month LIBOR + 3.80%
3/31/2045				Citigroup Capital III
Telephone & Data Systems Inc 7.00%,		1,176,514	29,872	7.63%, 12/1/2036	2,700	3,555
3/15/2060				Citigroup Inc
United States Cellular Corp 6.95%,		72,489	1,851	5.95%, 12/29/2049(c),(f)	24,100	24,492
5/15/2060				3 Month LIBOR + 4.07%
Verizon Communications Inc 5.90%,		940,059	24,329	5.95%, 12/31/2049(c),(f)	9,000	9,320
2/15/2054				3 Month LIBOR + 4.10%
			$232,121	5.95%, 12/31/2049(c),(f)	12,457	12,550
TOTAL PREFERRED STOCKS			$1,260,016	3 Month LIBOR + 3.91%
				6.13%, 12/31/2049(c),(f)	47,300	49,310
		Principal
BONDS - 74.98%		Amount (000's)	Value (000's)	3 Month LIBOR + 4.48%
				6.25%, 12/31/2049(c),(f)	86,582	89,071
Automobile Manufacturers - 0.22%
General Motors Financial Co Inc				3 Month LIBOR + 4.52%
5.75%, 12/31/2049(c),(f)		$12,700	$12,367	Citizens Financial Group Inc
3 Month LIBOR + 3.60%				5.50%, 12/31/2049(c),(f)	7,500	7,622

				3 Month LIBOR + 3.96%
Banks - 45.01%				Cooperatieve Rabobank UA
				11.00%, 12/31/2049(c),(f)	7,750	8,302
				3 Month LIBOR + 10.87%
Australia & New Zealand Banking Group
Ltd/United Kingdom				11.00%, 12/29/2049 (c),(d),(f)	81,447	87,250
6.75%, 12/31/2049(c),(d),(f)		4,000	4,110	3 Month LIBOR + 10.87%
USD ICE SWAP Rate NY 5 + 5.17%
6.75%, 12/31/2049(c),(f)		2,700	2,774	Corestates Capital III
				2.91%, 2/15/2027(d)	9,721	9,186
USD ICE SWAP Rate NY 5 + 5.17%
Banco Bilbao Vizcaya Argentaria SA				3 Month LIBOR + 0.57%
6.13%, 12/31/2049(c),(f)		5,000	4,537	Countrywide Capital III
USSW5 Index Spread + 3.87%				8.05%, 6/15/2027	6,312	7,913
				Credit Agricole SA
Bank of America Corp				7.88%, 12/31/2049(c),(d),(f)	8,000	8,320
6.25%, 12/31/2049(c),(f)		1,004	1,044
3 Month LIBOR + 3.71%				USSW5 Index Spread + 4.90%
				8.38%, 12/31/2049(c),(d),(f)	42,909	44,733
6.30%, 12/31/2049(c),(f)		44,030	46,320
3 Month LIBOR + 4.55%				3 Month LIBOR + 6.98%
				8.38%, 12/31/2049(c),(f)	4,200	4,379
				3 Month LIBOR + 6.98%

See accompanying notes.

Schedule of Investments Preferred Securities Fund May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Credit Suisse AG			M&T Bank Corp (continued)
6.50%, 8/8/2023(d)	$29,754	$31,800	6.45%, 12/31/2049(c),(f)	$6,615	$7,128
6.50%, 8/8/2023	6,000	6,413	3 Month LIBOR + 3.61%
Credit Suisse Group AG			Morgan Stanley
6.25%, 12/31/2049(c),(d),(f)	9,100	9,032	5.55%, 12/31/2049(c),(f)	8,500	8,723
USSW5 Index Spread + 3.46%			3 Month LIBOR + 3.81%
6.25%, 12/31/2049(c),(f)	1,475	1,464	NB Capital Trust III
USSW5 Index Spread + 3.46%			2.90%, 1/15/2027	3,000	2,992
7.50%, 12/31/2049(c),(f)	3,000	3,143	3 Month LIBOR + 0.55%
USSW5 Index Spread + 4.60%			Nordea Bank AB
7.50%, 12/31/2049(c),(d),(f)	72,040	75,464	5.50%, 12/31/2049(c),(f)	1,200	1,193
USSW5 Index Spread + 4.60%			USD ICE SWAP Rate NY 5 + 3.56%
Dresdner Funding Trust I			6.13%, 12/31/2049(c),(f)	1,800	1,784
8.15%, 6/30/2031(d)	2,000	2,512	USSW5 Index Spread + 3.39%
8.15%, 6/30/2031	17,082	21,455	6.13%, 12/31/2049(c),(d),(f)	42,131	41,762
First Maryland Capital I			USSW5 Index Spread + 3.39%
3.35%, 1/15/2027	2,000	1,914	Northern Trust Corp
3 Month LIBOR + 1.00%			4.60%, 12/31/2049(c),(f)	4,400	4,283
First Union Capital II			3 Month LIBOR + 3.20%
7.95%, 11/15/2029	3,700	4,714	NTC Capital I
Goldman Sachs Group Inc/The			2.87%, 1/15/2027	3,000	2,854
5.70%, 12/31/2049(c),(f)	39,795	40,432	3 Month LIBOR + 0.52%
3 Month LIBOR + 3.88%			PNC Financial Services Group Inc/The
HBOS Capital Funding LP			6.75%, 7/29/2049(c),(f)	44,035	47,690
6.85%, 3/29/2049(c)	7,000	7,067	3 Month LIBOR + 3.68%
HSBC Capital Funding Dollar 1 LP			RBS Capital Trust II
10.18%, 12/29/2049(c),(f)	15,200	23,265	6.43%, 12/29/2049(c),(f)	2,750	3,204
3 Month LIBOR + 4.98%			3 Month LIBOR + 1.94%
10.18%, 12/29/2049(c),(d),(f)	41,800	63,980	Royal Bank of Scotland Group PLC
3 Month LIBOR + 4.98%			4.62%, 3/29/2049(c)	1,900	1,881
HSBC Holdings PLC			3 Month LIBOR + 2.32%
6.00%, 12/31/2049(c),(f)	20,100	19,246	4.80%, 4/5/2026	7,500	7,635
USD ICE SWAP Rate NY 5 + 3.75%			7.50%, 12/31/2049(c),(f)	45,281	46,639
6.87%, 12/31/2049(c),(f)	39,600	41,283	USSW5 Index Spread + 5.80%
USD ICE SWAP Rate NY 5 + 5.51%			7.65%, 8/29/2049(c),(f)	28,946	36,319
ING Groep NV			3 Month LIBOR + 2.50%
6.50%, 12/31/2049(c),(f)	26,000	25,914	8.00%, 12/31/2049(c),(f)	12,825	13,843
USSW5 Index Spread + 4.45%			USSW5 Index Spread + 5.72%
JPMorgan Chase & Co			8.62%, 12/29/2049(c),(f)	8,000	8,658
5.30%, 12/31/2049(c),(f)	14,800	15,126	USSW5 Index Spread + 7.60%
3 Month LIBOR + 3.80%			Skandinaviska Enskilda Banken AB
5.83%, 4/29/2049(c)	65,637	66,047	5.75%, 12/31/2049(c),(f)	18,100	17,982
3 Month LIBOR + 3.47%			USSW5 Index Spread + 3.85%
6.00%, 12/31/2049(c),(f)	4,609	4,701	Societe Generale SA
3 Month LIBOR + 3.30%			6.75%, 12/31/2049(c),(d),(f)	6,150	5,849
6.10%, 12/31/2049(c),(f)	20,700	21,217	USSW5 Index Spread + 3.93%
3 Month LIBOR + 3.33%			6.75%, 12/31/2049(c),(f)	3,300	3,138
6.13%, 12/31/2049(c),(f)	22,000	22,715	USSW5 Index Spread + 3.93%
3 Month LIBOR + 3.33%			7.38%, 12/31/2049(c),(d),(f)	14,000	14,455
6.75%, 12/31/2049(c),(f)	137,707	148,937	USSW5 Index Spread + 6.24%
3 Month LIBOR + 3.78%			7.88%, 12/31/2049(c),(f)	14,000	14,560
KeyCorp			USSW5 Index Spread + 4.98%
5.00%, 12/31/2049(c),(f)	20,101	19,605	8.00%, 12/31/2049(c),(d),(f)	16,800	17,871
3 Month LIBOR + 3.61%			USD ICE SWAP Rate NY 5 + 5.87%
KeyCorp Capital III			8.25%, 12/31/2049(c),(f)	64,750	65,879
7.75%, 7/15/2029	3,500	4,344	USSW5 Index Spread + 6.39%
Lloyds Bank PLC			Standard Chartered PLC
12.00%, 12/29/2049(c),(f)	51,489	63,328	7.01%, 7/29/2049(c),(d),(f)	41,500	44,716
3 Month LIBOR + 11.76%			3 Month LIBOR + 1.46%
12.00%, 12/29/2049(c),(d),(f)	24,750	30,441	7.01%, 7/29/2049(c),(f)	25,600	27,584
3 Month LIBOR + 11.76%			3 Month LIBOR + 1.46%
Lloyds Banking Group PLC			7.50%, 12/31/2049(c),(d),(f)	17,700	18,087
6.41%, 1/29/2049(c),(d),(f)	32,174	33,903	USSW5 Index Spread + 6.30%
3 Month LIBOR + 1.50%			7.75%, 12/31/2049(c),(d),(f)	11,000	11,399
6.66%, 1/29/2049(c),(d),(f)	61,185	65,162	USSW5 Index Spread + 5.72%
3 Month LIBOR + 1.27%			SunTrust Banks Inc
7.50%, 12/31/2049(c),(f)	47,888	50,103	5.63%, 12/31/2049(c),(f)	4,400	4,543
USSW5 Index Spread + 4.76%			3 Month LIBOR + 3.86%
M&T Bank Corp			SunTrust Capital I
5.12%, 12/31/2049(c),(f)	15,500	15,306	3.01%, 5/15/2027	10,900	10,204
3 Month LIBOR + 3.52%			3 Month LIBOR + 0.67%

See accompanying notes.

Schedule of Investments Preferred Securities Fund May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Hand & Machine Tools - 0.22%
Svenska Handelsbanken AB			Stanley Black & Decker Inc
5.25%, 12/31/2049(c),(f)	$42,000	$41,151	5.75%, 12/15/2053(f)	$12,250	$12,372
USSW5 Index Spread + 3.34%			3 Month LIBOR + 4.30%
Swedbank AB
6.00%, 12/31/2049(c),(f)	5,200	5,183	Insurance - 21.84%
USSW5 Index Spread + 4.11%			ACE Capital Trust II
UBS Group Funding Switzerland AG			9.70%, 4/1/2030	14,970	21,314
6.87%, 12/31/2049(c),(f)	18,078	18,530	AG Insurance SA
USD ICE SWAP Rate NY 5 + 5.50%			6.75%, 3/29/2049(c),(f)	28,200	28,625
6.88%, 12/31/2049(c),(f)	15,233	15,461	USSW6 Index Spread + 5.43%
USSW5 Index Spread + 4.59%			AIG Life Holdings Inc
7.00%, 12/31/2049(c),(f)	20,700	21,390	8.50%, 7/1/2030	31,200	39,312
USSW5 Index Spread + 4.87%			Allstate Corp/The
7.13%, 12/31/2049(c),(f)	1,757	1,802	5.75%, 8/15/2053(f)	8,254	8,533
USSW5 Index Spread + 5.46%			3 Month LIBOR + 2.94%
UniCredit SpA			6.50%, 5/15/2067(f)	12,505	14,061
8.00%, 12/31/2049(c),(f)	13,400	12,723	3 Month LIBOR + 2.12%
USSW5 Index Spread + 5.18%			American International Group Inc
US Bancorp			5.75%, 4/1/2048(f)	19,000	18,762
5.12%, 12/31/2049(c),(f)	21,400	21,908	3 Month LIBOR + 2.87%
3 Month LIBOR + 3.49%			8.18%, 5/15/2068(f)	7,500	9,469
USB Realty Corp			3 Month LIBOR + 4.20%
3.49%, 12/29/2049(c),(d)	1,500	1,363	Aon Corp
3 Month LIBOR + 1.15%			8.21%, 1/1/2027	4,500	5,563
Wells Fargo & Co			Aquarius & Investments Plc for Swiss
5.87%, 12/31/2049(c),(f)	50,300	51,647	Reinsurance Co Ltd
3 Month LIBOR + 3.99%			6.37%, 9/1/2024(f)	14,600	14,929
5.89%, 12/31/2049(c)	86,100	87,155	USSW5 Index Spread + 5.21%
3 Month LIBOR + 3.77%			Argentum Netherlands BV for Swiss Re Ltd
Westpac Banking Corp/New Zealand			5.63%, 8/15/2052(f)	19,600	19,130
5.00%, 12/31/2049(c),(f)	7,800	6,828	3 Month LIBOR + 3.78%
USD ICE SWAP Rate NY 5 + 2.89%			5.75%, 8/15/2050(f)	19,400	19,298
		$2,577,907	3 Month LIBOR + 3.59%
Diversified Financial Services - 0.96%			AXA SA
Charles Schwab Corp/The			6.38%, 12/29/2049(c),(d),(f)	27,793	30,433
7.00%, 2/28/2049(c),(f)	28,358	31,265	3 Month LIBOR + 2.26%
3 Month LIBOR + 4.82%			8.60%, 12/15/2030	13,565	17,923
Depository Trust & Clearing Corp/The			Catlin Insurance Co Ltd
4.88%, 12/31/2049(c),(d),(f)	1,850	1,859	5.33%, 7/29/2049(c),(d)	46,336	45,409
3 Month LIBOR + 3.17%			3 Month LIBOR + 2.98%
National Rural Utilities Cooperative Finance			Dai-ichi Life Insurance Co Ltd/The
Corp			7.25%, 12/29/2049(c),(d),(f)	13,250	14,409
5.25%, 4/20/2046(f)	21,300	22,108	3 Month LIBOR + 4.56%
3 Month LIBOR + 3.63%			Everest Reinsurance Holdings Inc
		$55,232	4.73%, 5/1/2067	32,820	32,492
Electric - 2.89%			3 Month LIBOR + 2.39%
Emera Inc			Great-West Life & Annuity Insurance Capital
6.75%, 6/15/2076(f)	56,495	59,811	LP
3 Month LIBOR + 5.44%			6.63%, 11/15/2034(d)	7,000	8,296

Enel SpA			Great-West Life & Annuity Insurance Capital
8.75%, 9/24/2073(d),(f)	43,300	48,929	LP II
			4.87%, 5/16/2046(d)	1,750	1,750
USSW5 Index Spread + 5.88%
NextEra Energy Capital Holdings Inc			3 Month LIBOR + 2.54%
4.25%, 6/15/2067	8,920	8,730	Hartford Financial Services Group Inc/The
			4.47%, 2/12/2067(d)	10,885	10,341
3 Month LIBOR + 2.13%
4.38%, 10/1/2066	23,474	23,118	3 Month LIBOR + 2.13%
			8.13%, 6/15/2068(f)	5,772	5,779
3 Month LIBOR + 2.07%
4.80%, 12/1/2077(f)	3,100	2,887	3 Month LIBOR + 4.60%
3 Month LIBOR + 2.41%			Legal & General Group PLC
			5.25%, 3/21/2047(f)	35,154	33,001
PPL Capital Funding Inc
4.97%, 3/30/2067	15,375	15,356	USSW5 Index Spread + 3.69%
3 Month LIBOR + 2.67%			Liberty Mutual Group Inc
			5.03%, 3/7/2067(d)	12,738	12,611
Southern Co/The
5.50%, 3/15/2057(f)	6,500	6,732	3 Month LIBOR + 2.91%
			7.80%, 3/7/2087(d)	71,940	85,968
3 Month LIBOR + 3.63%
		$165,563	Liberty Mutual Insurance Co
			7.70%, 10/15/2097(d)	20,025	27,693
Food - 0.17%
Dairy Farmers of America Inc			Lincoln National Corp
7.13%, 12/31/2049(c),(d)	8,700	9,526	4.40%, 4/20/2067	54,947	51,980
			3 Month LIBOR + 2.04%
			4.68%, 5/17/2066	13,109	12,585
			3 Month LIBOR + 2.36%

See accompanying notes.

Schedule of Investments Preferred Securities Fund May 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Pipelines (continued)
Meiji Yasuda Life Insurance Co			Transcanada Trust
5.10%, 4/26/2048(d),(f)	$13,800	$14,007	5.63%, 5/20/2075(f)	$3,800	$3,724
USD ICE SWAP Rate NY 5 + 3.15%			3 Month LIBOR + 3.53%
5.20%, 10/20/2045(d),(f)	10,000	10,250	5.87%, 8/15/2076(f)	27,800	27,800
USSW5 Index Spread + 4.23%			3 Month LIBOR + 4.64%
MetLife Capital Trust IV					$86,681
7.88%, 12/15/2067(d)	19,020	23,680	Sovereign - 0.30%
MetLife Inc			CoBank ACB
6.40%, 12/15/2066	10,770	11,599	6.25%, 12/31/2049(c),(f)	16,400	17,068
9.25%, 4/8/2068(d)	48,075	65,622	3 Month LIBOR + 4.66%
10.75%, 8/1/2069	50,223	78,160
Mitsui Sumitomo Insurance Co Ltd			Telecommunications - 0.53%
7.00%, 3/15/2072(d),(f)	10,700	11,636	Koninklijke KPN NV
3 Month LIBOR + 5.90%			7.00%, 3/28/2073(d),(f)	13,126	13,723
MMI Capital Trust I			USSW10 Index Spread + 5.33%
7.63%, 12/15/2027	1,073	1,278	7.00%, 3/28/2073(f)	16,000	16,728
Nationwide Financial Services Inc			USSW10 Index Spread + 5.33%
6.75%, 5/15/2087	79,015	88,200			$30,451
Nippon Life Insurance Co			Transportation - 0.75%
4.70%, 1/20/2046(d),(f)	5,000	4,950	BNSF Funding Trust I
USD ICE SWAP Rate NY 5 + 3.75%			6.61%, 12/15/2055(f)	38,509	43,226
5.10%, 10/16/2044(d),(f)	27,300	28,098	3 Month LIBOR + 2.35%
USD ICE SWAP Rate NY 5 + 3.65%
Progressive Corp/The			TOTAL BONDS		$4,294,262
5.38%, 12/31/2049(c),(f)	6,750	6,750
			TOTAL PURCHASED OPTIONS - 0.11%		$6,258
3 Month LIBOR + 2.54%			Total Investments		$5,651,531
Provident Financing Trust I			Other Assets and Liabilities - 1.32%		$75,385
7.41%, 3/15/2038	37,750	41,714	TOTAL NET ASSETS - 100.00%		$5,726,916
Prudential Financial Inc
5.63%, 6/15/2043(f)	66,965	69,644
3 Month LIBOR + 3.92%			(a)	Affiliated Security. Security is either an affiliate (and registered under the
5.88%, 9/15/2042(f)	20,401	21,625
			Investment Company Act of 1940) or an affiliate as defined by the
3 Month LIBOR + 4.18%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Reinsurance Group of America Inc			outstanding voting shares of the security). Please see affiliated sub-
4.79%, 12/15/2065	26,423	26,027	schedule for transactional information.
3 Month LIBOR + 2.67%			(b) Current yield shown is as of period end.
Sompo Japan Nipponkoa Insurance Inc			(c)	Perpetual security. Perpetual securities pay an indefinite stream of
5.33%, 3/28/2073(d),(f)	60,300	62,335
3 Month LIBOR + 4.27%			interest, but they may be called by the issuer at an earlier date.
			(d)	Security exempt from registration under Rule 144A of the Securities Act of
Sumitomo Life Insurance Co			1933. These securities may be resold in transactions exempt from
6.50%, 9/20/2073(d),(f)	15,500	16,897
3 Month LIBOR + 4.44%			registration, normally to qualified institutional buyers. At the end of the
			period, the value of these securities totaled $1,463,209 or 25.55% of net
Voya Financial Inc			assets.
5.65%, 5/15/2053(f)	64,126	64,767
3 Month LIBOR + 3.58%			(e) Non-income producing security
			(f)	Rate shown is the rate in effect as of period end. The rate may be based on
XLIT Ltd			a fixed rate and may convert to a variable rate or floating rate in the future.
4.81%, 12/31/2049(c)	14,350	13,958
3 Month LIBOR + 2.46%

		$1,250,863
Mining - 0.48%
BHP Billiton Finance USA Ltd			Portfolio Summary (unaudited)
6.75%, 10/19/2075(d),(f)	25,042	27,246	Sector		Percent
USSW5 Index Spread + 5.09%			Financial		82.26%
			Utilities		5.60%
Miscellaneous Manufacturers - 0.10%			Communications		4.58%
General Electric Co			Industrial		1.60%
5.00%, 12/31/2049(c),(f)	5,830	5,760	Energy		1.51%
3 Month LIBOR + 3.33%			Government		1.46%
			Consumer, Non-cyclical		0.65%
Pipelines - 1.51%			Basic Materials		0.48%
Enbridge Inc			Consumer, Cyclical		0.22%
6.25%, 3/1/2078(f)	4,200	4,047	Investment Companies		0.21%
3 Month LIBOR + 3.64%			Purchased Options		0.11%
Enterprise Products Operating LLC			Other Assets and Liabilities		1.32%
5.25%, 8/16/2077(f)	40,800	38,454	TOTAL NET ASSETS		100.00%
3 Month LIBOR + 3.03%
5.38%, 2/15/2078(f)	5,000	4,650
3 Month LIBOR + 2.57%
TransCanada PipeLines Ltd
4.55%, 5/15/2067	8,461	8,006
3 Month LIBOR + 2.21%

See accompanying notes.

	Schedule of Investments
	Preferred Securities Fund
	May 31, 2018 (unaudited)

Affiliated Securities	August 31, 2017	Purchases	Sales	May 31, 2018
	Value	Cost	Proceeds	Value
Centaur Funding Corp 9.08%	116,300	—	—	109,726
Principal Government Money Market Fund 1.64%	—	614,278	602,495	11,783
	$116,300	$614,278	$602,495	$121,509

				Realized Gain/Loss		Realized Gain from				Change in Unrealized
			Income	on Investments	Capital Gain Distributions					Gain/Loss
Centaur Funding Corp 9.08%			6,855		—			—		(6,574)
Principal Government Money Market Fund 1.64%			774		—			—		—
			$7,629		$—			$—		$(6,574)
Amounts in thousands

Options

Purchased Options		Contracts/	Notional		Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Call - US Long Bond 1st	N/A	500	$500	$141.00	6/4/2018	$204		$2,062		$1,858
W Future; September 2018
Call - US Long Bond 1st	N/A	500	$500	$141.50	6/4/2018	119		1,813		1,694
W Future; September 2018
Call - US Long Bond 1st	N/A	500	$500	$142.50	6/4/2018	158		1,313		1,155
W Future; September 2018
Call - US Long Bond 1st	N/A	500	$500	$143.00	6/4/2018	95		1,070		975
W Future; September 2018
Total						$576		$6,258		$5,682

Written Options		Contracts/	Notional		Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Call - US Long Bond 1st	N/A	500	$500	$140.50	6/4/2018	$(295	) $	(2,312	) $	(2,017)
W Future; September 2018
Call - US Long Bond 1st	N/A	500	$500	$142.00	6/4/2018	(249)		(1,563)		(1,314)
W Future; September 2018
Total						$(544	) $	(3,875	) $	(3,331)

Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date			Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
US Long Bond; September 2018			Short	1,000	$145,125	$				(3,943)
Total						$				(3,943)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Real Estate Debt Income Fund
May 31, 2018 (unaudited)

INVESTMENT COMPANIES - 1.50%		Shares Held	Value (000's)		Principal
Money Market Funds - 1.50%				BONDS (continued)	Amount (000's) Value (000's)
Principal Government Money Market Fund		2,834,107	$2,834	Commercial Mortgage Backed Securities (continued)
1.64%(a),(b)				COMM 2016-DC2 Mortgage Trust
				3.77%, 2/10/2049	$6,000	$6,062
TOTAL INVESTMENT COMPANIES			$2,834	COMM 2018-COR3 Mortgage Trust
		Principal		4.23%, 5/10/2051	5,000	5,190
BONDS - 97.89%		Amount (000's)	Value (000's)	4.71%, 5/10/2051(c)	3,000	2,955
Commercial Mortgage Backed Securities - 92.31%				Credit Suisse Commercial Mortgage Trust
Banc of America Commercial Mortgage Trust				Series 2007-C1
2008-1				5.42%, 2/15/2040	1,126	1,137
6.57%, 2/10/2051(c)		$86	$86	CSAIL 2017-CX10 Commercial Mortgage
6.57%, 2/10/2051(c),(d)		761	26	Trust
Banc of America Commercial Mortgage Trust				0.73%, 11/15/2050(c),(e)	17,670	936
2015-UB	S7			Freddie Mac Multifamily Structured Pass
4.37%, 9/15/2048(c)		1,080	1,111	Through Certificates
Banc of America Commercial Mortgage Trust				0.30%, 1/25/2028(c),(e)	49,983	1,371
2016-UBS10				0.96%, 8/25/2023(c),(e)	71,378	2,910
1.99%, 7/15/2049(c),(e)		8,950	911	1.12%, 1/25/2021(c),(e)	19,550	478
4.91%, 7/15/2049(c)		3,500	3,577	3.01%, 7/25/2025	5,000	4,954
Banc of America Commercial Mortgage Trust				GS Mortgage Securities Trust 2010-C1
2017-BN	K3			1.37%, 8/10/2043(c),(d),(e)	24,266	558
1.14%, 2/15/2050(c),(e)		24,313	1,752	GS Mortgage Securities Trust 2011-GC3
3.25%, 2/15/2050(d)		2,375	1,909	0.66%, 3/10/2044(c),(d),(e)	22,078	333
BANK 2017-BNK4				GS Mortgage Securities Trust 2013-GCJ14
3.36%, 5/15/2050(d)		2,500	2,034	4.76%, 8/10/2046(c),(d)	4,750	4,567
BENCHMARK 2018-B1 Mortgage Trust				GS Mortgage Securities Trust 2014-GC22
2.75%, 1/15/2051(d)		1,000	762	1.01%, 6/12/2047(c),(e)	19,943	856
BENCHMARK 2018-B2 Mortgage Trust				4.65%, 6/10/2047(c)	3,225	3,172
0.43%, 2/15/2051(c),(e)		46,953	1,452	GS Mortgage Securities Trust 2015-GC28
1.50%, 2/15/2051(c),(d),(e)		5,181	593	3.14%, 2/10/2048	5,000	4,901
BENCHMARK 2018-B3 Mortgage Trust				GS Mortgage Securities Trust 2015-GC34
1.50%, 4/10/2051(c),(d),(e)		3,680	423	4.47%, 10/10/2048(c)	2,000	2,030
3.06%, 4/10/2051(d)		2,000	1,655	GS Mortgage Securities Trust 2016-GS2
CD 2017-CD3 Mortgage Trust				3.76%, 5/10/2049(c)	2,500	2,495
1.04%, 2/10/2050(c),(e)		28,825	2,023	JP Morgan Chase Commercial Mortgage
4.56%, 2/10/2050(c)		3,000	3,038	Securities Trust 2010-C1
CD 2017-CD4 Mortgage Trust				5.95%, 6/15/2043(d)	1,500	1,524
3.30%, 5/10/2050(d)		3,000	2,433	JP Morgan Chase Commercial Mortgage
CFCRE Commercial Mortgage Trust 2011-				Securities Trust 2011-C5
C2				5.41%, 8/15/2046(c),(d)	1,200	1,237
1.25%, 12/15/2047(c),(d),(e)		7,630	218	JP Morgan Chase Commercial Mortgage
Citigroup Commercial Mortgage Trust 2013-				Securities Trust 2016-JP2
GC15				3.46%, 8/15/2049	1,000	960
5.10%, 9/10/2046(c),(d)		2,010	1,914	JPMBB Commercial Mortgage Securities
Citigroup Commercial Mortgage Trust 2016-				Trust 2013-C15
C1				5.08%, 11/15/2045(c),(d)	2,500	2,424
1.92%, 5/10/2049(c),(e)		28,395	3,222	JPMBB Commercial Mortgage Securities
3.51%, 5/10/2049		2,500	2,436	Trust 2014-C19
4.12%, 5/10/2049		2,500	2,503	4.66%, 4/15/2047(c)	2,500	2,534
Citigroup Commercial Mortgage Trust 2016-				JPMBB Commercial Mortgage Securities
GC36				Trust 2014-C21
3.62%, 2/10/2049		5,000	5,016	1.04%, 8/15/2047(c),(e)	24,775	1,214
Citigroup Commercial Mortgage Trust 2017-				JPMBB Commercial Mortgage Securities
C4				Trust 2014-C24
4.10%, 10/12/2050(c)		3,000	3,031	3.92%, 11/15/2047(c),(d)	1,000	857
COMM 2006-C8 Mortgage Trust				4.12%, 11/15/2047(c)	2,500	2,519
5.38%, 12/10/2046		743	747	JPMCC Commercial Mortgage Securities
COMM 2013-CCRE11 Mortgage Trust				Trust 2017-JP6
1.11%, 8/10/2050(c),(e)		25,603	1,015	4.60%, 7/15/2050(c),(d)	4,000	3,850
COMM 2013-CCRE6 Mortgage Trust				JPMDB Commercial Mortgage Securities
1.09%, 3/10/2046(c),(e)		10,447	338	Trust 2017-C5
COMM 2014-CCRE17 Mortgage Trust				1.02%, 3/15/2050(c),(e)	24,858	1,629
4.80%, 5/10/2047(c),(d)		1,600	1,420	LB Commercial Mortgage Trust 2007-C3
Comm 2014-UBS2 Mortgage Trust				6.09%, 7/15/2044(c)	432	440
4.20%, 3/10/2047		1,000	1,023	Morgan Stanley Bank of America Merrill
COMM 2014-UBS3 Mortgage Trust				Lynch Trust 2013-C13
4.78%, 6/10/2047(c)		1,000	999	4.89%, 11/15/2046(c)	4,000	4,115
COMM 2014-UBS5 Mortgage Trust				Morgan Stanley Bank of America Merrill
3.50%, 9/10/2047(d)		1,000	800	Lynch Trust 2013-C9
COMM 2015-LC19 Mortgage Trust				3.71%, 5/15/2046(c)	1,670	1,666
2.87%, 2/10/2048(d)		1,000	828	4.13%, 5/15/2046(c),(d)	4,000	3,753
COMM 2015-LC23 Mortgage Trust				Morgan Stanley Bank of America Merrill
3.65%, 10/10/2048(c),(d)		2,000	1,761	Lynch Trust 2014-C14
4.65%, 10/10/2048(c)		1,000	991	1.16%, 2/15/2047(c),(e)	22,458	738

See accompanying notes.

     Schedule of Investments Real Estate Debt Income Fund May 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill				WFRBS Commercial Mortgage Trust 2014-
Lynch Trust 2014-C15				C20
1.07%, 4/15/2047(c),(e)		$56,973	$2,381	3.99%, 5/15/2047(d)	$2,500	$1,983
4.89%, 4/15/2047(c)		1,000	1,027			$174,382
Morgan Stanley Bank of America Merrill				REITs - 5.58%
Lynch Trust 2014-C16				American Campus Communities Operating
4.75%, 6/15/2047(c),(d)		1,250	1,111	Partnership LP
Morgan Stanley Bank of America Merrill				4.13%, 7/1/2024	2,500	2,507
Lynch Trust 2015-C20				HCP Inc
4.16%, 2/15/2048		1,000	1,005	2.63%, 2/1/2020	2,500	2,475
Morgan Stanley Bank of America Merrill				Hospitality Properties Trust
Lynch Trust 2015-C25				5.00%, 8/15/2022	1,000	1,031
1.13%, 10/15/2048(c),(e)		29,519	1,785	Select Income REIT
Morgan Stanley Bank of America Merrill				3.60%, 2/1/2020	2,000	1,993
Lynch Trust 2015-C26				VEREIT Operating Partnership LP
3.53%, 10/15/2048		1,000	999	4.13%, 6/1/2021	2,500	2,541
Morgan Stanley Bank of America Merrill						$10,547
Lynch Trust 2016-C28				TOTAL BONDS		$184,929
3.95%, 1/15/2049		6,000	6,007	Total Investments		$187,763
Morgan Stanley Bank of America Merrill				Other Assets and Liabilities - 0.61%		$1,150
Lynch Trust 2017-C33				TOTAL NET ASSETS - 100.00%		$188,913
1.44%, 5/15/2050(c),(e)		24,011	2,018
Morgan Stanley Capital I 2017-HR2
2.73%, 12/15/2050		1,900	1,506	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Morgan Stanley Capital I Trust 2016-UB11				Investment Company Act of 1940) or an affiliate as defined by the
3.50%, 8/15/2049(c),(d)		5,000	4,166	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Morgan Stanley Capital I Trust 2016-UBS12				outstanding voting shares of the security). Please see affiliated sub-
4.15%, 12/15/2049(c)		2,000	1,930	schedule for transactional information.
Morgan Stanley Capital I Trust 2016-UBS9				(b) Current yield shown is as of period end.
4.70%, 3/15/2049(c)		500	505	(c)	Certain variable rate securities are not based on a published reference
SG Commercial Mortgage Securities Trust				rate and spread but are determined by the issuer or agent and are based
2016	-C5			on current market conditions. These securities do not indicate a reference
2.01%, 10/10/2048(c),(e)		13,765	1,516	rate and spread in their description.
UBS-Barclays Commercial Mortgage Trust				(d)	Security exempt from registration under Rule 144A of the Securities Act of
2012	-C3			1933. These securities may be resold in transactions exempt from
5.04%, 8/10/2049(c),(d)		1,162	1,189	registration, normally to qualified institutional buyers. At the end of the
UBS-Barclays Commercial Mortgage Trust				period, the value of these securities totaled $50,372 or 26.66% of net
2012	-C4			assets.
1.65%, 12/10/2045(c),(d),(e)		8,390	485	(e) Security is an Interest Only Strip.
4.48%, 12/10/2045(c),(d)		1,000	888
UBS-Barclays Commercial Mortgage Trust
2013	-C5
4.08%, 3/10/2046(c),(d)		2,280	2,255	Portfolio Summary (unaudited)
Wells Fargo Commercial Mortgage Trust				Sector		Percent
2015	-C31			Mortgage Securities		92.31%
3.70%, 11/15/2048		2,000	2,017	Financial		5.58%
Wells Fargo Commercial Mortgage Trust				Investment Companies		1.50%
2015-L	C22			Other Assets and Liabilities		0.61%
0.88%, 9/15/2058(c),(e)		21,337	1,009	TOTAL NET ASSETS		100.00%
Wells Fargo Commercial Mortgage Trust
2015-NX	S1
4.10%, 5/15/2048(c)		3,180	2,774
Wells Fargo Commercial Mortgage Trust
2015-NX	S3
4.64%, 9/15/2057(c)		3,000	2,920
Wells Fargo Commercial Mortgage Trust
2016	-C34
2.17%, 6/15/2049(c),(e)		7,859	897
Wells Fargo Commercial Mortgage Trust
2016-NX	S5
4.85%, 1/15/2059(c)		1,750	1,865
WFRBS Commercial Mortgage Trust 2013-
C11
1.22%, 3/15/2045(c),(d),(e)		20,280	910
WFRBS Commercial Mortgage Trust 2013-
C12
1.27%, 3/15/2048(c),(d),(e)		31,527	1,506
WFRBS Commercial Mortgage Trust 2013-
C17
1.46%, 12/15/2046(c),(e)		33,637	1,316

See accompanying notes.

Schedule of Investments
Real Estate Debt Income Fund
May 31, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales	May 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		$—		$45,226	$42,392	$2,834
		$—		$45,226	$42,392	$2,834

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%	$30		$—		$—	$—
	$30		$—		$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund May 31, 2018 (unaudited)

COMMON STOCKS - 98.40%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Airlines - 2.73%			Healthcare - Products (continued)
Alaska Air Group Inc	728,781	$44,317	Teleflex Inc	140,388	$37,506
Hawaiian Holdings Inc	853,867	31,593			$103,646
		$75,910	Insurance - 5.28%
Automobile Manufacturers - 2.40%			Arthur J Gallagher & Co	474,389	31,443
NFI Group Inc (a)	1,590,117	66,678	Assured Guaranty Ltd	1,366,978	48,514
			Beazley PLC	2,700,545	21,432
Automobile Parts & Equipment - 3.73%			James River Group Holdings Ltd	1,197,183	45,409
Adient PLC	995,821	53,018			$146,798
Autoliv Inc	209,160	30,949	Investment Companies - 1.33%
Linamar Corp	392,888	19,672	Oaktree Capital Group LLC	900,676	36,883
		$103,639
Banks - 11.59%			Leisure Products & Services - 1.45%
Bank of the Ozarks	1,391,683	66,161	Acushnet Holdings Corp	1,683,247	40,246
BOK Financial Corp	299,220	30,206
Cullen/Frost Bankers Inc	455,862	52,073	Machinery - Diversified - 2.29%
East West Bancorp Inc	560,114	38,917	Albany International Corp	226,271	13,916
Hope Bancorp Inc	1,704,412	30,662	IDEX Corp	100,141	13,887
PacWest Bancorp	1,365,443	72,450	Nordson Corp	286,028	35,934
Washington Trust Bancorp Inc	520,698	31,763			$63,737
		$322,232	Media - 0.78%
Chemicals - 4.19%			Entercom Communications Corp	3,163,544	21,670
Albemarle Corp	109,902	10,272
HB Fuller Co	760,084	39,182	Miscellaneous Manufacturers - 1.56%
Huntsman Corp	1,241,718	39,698	Crane Co	403,212	33,511
RPM International Inc	552,478	27,348	Donaldson Co Inc	209,573	9,892
		$116,500			$43,403
Coal - 0.93%			Oil & Gas - 2.38%
Alliance Resource Partners LP	1,338,343	25,763	HollyFrontier Corp	111,011	8,568
			Vermilion Energy Inc	1,640,875	57,518
Commercial Services - 2.50%					$66,086
Travelport Worldwide Ltd	3,968,542	69,608	Packaging & Containers - 0.98%
			Packaging Corp of America	233,087	27,388
Computers - 1.63%
Leidos Holdings Inc	752,528	45,197	Pipelines - 4.41%
			EnLink Midstream Partners LP	3,519,326	60,180
Consumer Products - 1.05%			Phillips 66 Partners LP	285,433	14,928
Avery Dennison Corp	279,299	29,335	Targa Resources Corp	977,763	47,549
					$122,657
Distribution & Wholesale - 1.38%			Private Equity - 0.38%
KAR Auction Services Inc	729,444	38,493	Hercules Capital Inc	863,720	10,701

Diversified Financial Services - 3.33%			REITs - 13.80%
BGC Partners Inc	5,091,534	58,349	Agree Realty Corp	317,364	16,801
FNF Group	929,965	34,371	EastGroup Properties Inc	160,457	14,959
		$92,720	EPR Properties	1,051,869	64,574
Electric - 5.65%			Gramercy Property Trust	2,026,728	55,877
ALLETE Inc	495,449	38,060	Medical Properties Trust Inc	4,533,471	61,519
Alliant Energy Corp	979,929	40,589	National Health Investors Inc	290,064	21,413
Fortis Inc/Canada	456,723	14,579	National Retail Properties Inc	441,265	18,282
Great Plains Energy Inc	1,455,248	49,391	Omega Healthcare Investors Inc	2,163,541	66,313
PNM Resources Inc	360,285	14,393	Pebblebrook Hotel Trust	371,573	15,168
		$157,012	Ramco-Gershenson Properties Trust	1,763,171	21,687
Electrical Components & Equipment - 2.48%			Tanger Factory Outlet Centers Inc	1,266,184	27,210
Energizer Holdings Inc	179,298	10,891			$383,803
Hubbell Inc	111,228	11,978	Retail - 0.55%
Littelfuse Inc	212,270	46,073	MSC Industrial Direct Co Inc	91,057	8,362
		$68,942	Nordstrom Inc	141,826	6,954
Electronics - 0.43%					$15,316
Garmin Ltd	200,103	12,024	Semiconductors - 2.04%
			MKS Instruments Inc	506,047	56,778
Environmental Control - 1.09%
MSA Safety Inc	325,539	30,275	Software - 2.04%
			Broadridge Financial Solutions Inc	267,197	30,848
Food - 4.05%			j2 Global Inc	308,252	26,029
B&G Foods Inc	2,915,419	82,069			$56,877
Ingredion Inc	273,338	30,447	Supranational Bank - 1.38%
		$112,516	Banco Latinoamericano de Comercio Exterior	1,445,840	38,503
Hand & Machine Tools - 3.05%			SA
Lincoln Electric Holdings Inc	221,706	19,865
Snap-on Inc	439,474	64,963	Telecommunications - 0.62%
		$84,828	Consolidated Communications Holdings Inc	1,545,511	17,325
Healthcare - Products - 3.73%
STERIS PLC	636,937	66,140

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Toys, Games & Hobbies - 1.19%
Hasbro Inc	382,906	$33,217

TOTAL COMMON STOCKS		$2,736,706
INVESTMENT COMPANIES - 1.38%	Shares Held	Value (000's)
Money Market Funds - 1.38%
Principal Government Money Market Fund	38,369,343	38,369
1.64%(b),(c)

TOTAL INVESTMENT COMPANIES		$38,369
Total Investments		$2,775,075
Other Assets and Liabilities - 0.22%		$6,091
TOTAL NET ASSETS - 100.00%		$2,781,166

(a) Non-income producing security
(b)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(c) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		35.71%
Consumer, Cyclical		13.43%
Industrial		11.88%
Consumer, Non-cyclical		11.33%
Energy		7.72%
Technology		5.71%
Utilities		5.65%
Basic Materials		4.19%
Communications		1.40%
Government		1.38%
Investment Companies		1.38%
Other Assets and Liabilities		0.22%
TOTAL NET ASSETS		100.00%

Affiliated Securities		August 31, 2017	Purchases		Sales	May 31, 2018
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		—		529,909	491,540	38,369
		$—		$529,909	$491,540	$38,369

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%		334	—		—	—
		$334	$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
SystematEx International Fund
May 31, 2018 (unaudited)

COMMON STOCKS - 99.01%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.61%			Banks (continued)
Airbus SE	757	$86	Yamaguchi Financial Group Inc	15,000	$181
Safran SA	3,824	456			$7,247
		$542	Beverages - 2.09%
Agriculture - 1.23%			Anheuser-Busch InBev SA/NV	848	80
British American Tobacco PLC	7,125	366	Coca-Cola HBC AG (a)	4,271	146
Imperial Brands PLC	5,624	202	Diageo PLC	4,985	183
Japan Tobacco Inc	3,800	102	Heineken Holding NV	4,634	451
Swedish Match AB	9,118	433	Kirin Holdings Co Ltd	21,700	615
		$1,103	Suntory Beverage & Food Ltd	8,800	390
Airlines - 1.55%					$1,865
ANA Holdings Inc	7,000	281	Biotechnology - 0.79%
Deutsche Lufthansa AG	12,977	352	CSL Ltd	5,032	706
Japan Airlines Co Ltd	9,200	356
Qantas Airways Ltd	82,011	393	Building Materials - 0.05%
		$1,382	Cie de Saint-Gobain	929	47
Apparel - 2.33%
Adidas AG	1,744	396	Chemicals - 2.54%
Christian Dior SE	29	12	Arkema SA	2,060	251
Kering SA	1,379	792	BASF SE	6,411	633
LVMH Moet Hennessy Louis Vuitton SE	2,338	814	Covestro AG (c)	5,037	459
Puma SE	114	69	Mitsubishi Chemical Holdings Corp	42,500	391
		$2,083	Mitsui Chemicals Inc	7,000	202
Automobile Manufacturers - 5.62%			Sumitomo Chemical Co Ltd	29,000	175
Bayerische Motoren Werke AG	1,698	170	Tosoh Corp	9,000	157
Daimler AG	2,864	207			$2,268
Ferrari NV	3,276	428	Commercial Services - 1.28%
Fiat Chrysler Automobiles NV (a)	24,641	558	Ashtead Group PLC	16,241	502
Honda Motor Co Ltd	19,800	628	Wirecard AG	4,183	643
Mazda Motor Corp	12,200	153			$1,145
Peugeot SA	15,157	354	Computers - 1.76%
Renault SA	1,262	122	Capgemini SE	2,896	382
Subaru Corp	8,200	250	Computershare Ltd	29,407	384
Suzuki Motor Corp	15,700	900	Fujitsu Ltd	66,000	402
Toyota Motor Corp	11,900	755	NEC Corp	14,500	408
Volkswagen AG	695	129			$1,576
Volvo AB - B Shares	21,379	368	Cosmetics & Personal Care - 0.41%
		$5,022	Kao Corp	2,800	216
Automobile Parts & Equipment - 2.52%			Unilever NV	2,660	149
Aisin Seiki Co Ltd	7,100	356			$365
Bridgestone Corp	9,900	396	Distribution & Wholesale - 2.71%
Cie Generale des Etablissements Michelin	3,227	417	ITOCHU Corp	31,000	580
SCA			Mitsubishi Corp	27,100	751
Continental AG	947	240	Mitsui & Co Ltd	30,000	526
Denso Corp	4,100	199	Sumitomo Corp	33,900	567
Faurecia SA	3,745	318			$2,424
GKN PLC (b)	22,916	147	Diversified Financial Services - 1.17%
Sumitomo Rubber Industries Ltd	10,800	180	Mitsubishi UFJ Lease & Finance Co Ltd	7,400	44
		$2,253	ORIX Corp	33,500	560
Banks - 8.11%			Partners Group Holding AG	612	442
ABN AMRO Group NV (c)	7,949	206			$1,046
Australia & New Zealand Banking Group Ltd	10,167	209	Electric - 1.70%
Banco Santander SA	44,678	243	Enel SpA	122,939	676
Bank Leumi Le-Israel BM	31,500	196	Engie SA	21,650	342
BNP Paribas SA	8,105	504	Uniper SE	15,774	499
BOC Hong Kong Holdings Ltd	235	1			$1,517
Commonwealth Bank of Australia	3,994	209	Electrical Components & Equipment - 0.74%
Danske Bank A/S	8,070	268	Brother Industries Ltd	15,000	312
DBS Group Holdings Ltd	21,300	448	Schneider Electric SE	4,044	350
Hang Seng Bank Ltd	94	2			$662
HSBC Holdings PLC	109,939	1,053	Electronics - 0.48%
ING Groep NV	2,279	33	Koninklijke Philips NV	10,345	426
Lloyds Banking Group PLC	282,438	237
Macquarie Group Ltd	6,596	568	Engineering & Construction - 3.78%
Mitsubishi UFJ Financial Group Inc	93,200	562	ACS Actividades de Construccion y Servicios	9,018	376
Mizuho Financial Group Inc	184,000	320	SA
National Australia Bank Ltd	3,694	75	Aena SME SA (c)	2,641	509
Oversea-Chinese Banking Corp Ltd	28,500	266	Eiffage SA	3,637	410
Raiffeisen Bank International AG (a)	14,595	459
			Fraport AG Frankfurt Airport Services	860	80
Resona Holdings Inc	61,800	343	Worldwide
Sumitomo Mitsui Financial Group Inc	11,500	474	HOCHTIEF AG	1,796	329
United Overseas Bank Ltd	8,500	178	Kajima Corp	55,000	448
Westpac Banking Corp	10,046	212	Obayashi Corp	21,200	213
			Taisei Corp	6,300	345

See accompanying notes.

Schedule of Investments
SystematEx International Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Engineering & Construction (continued)			Insurance (continued)
Vinci SA	6,794	$668	NN Group NV	11,762	$505
		$3,378	Prudential PLC	3,484	84
Entertainment - 0.54%			Sampo Oyj	4,359	215
Aristocrat Leisure Ltd	21,354	483	Sompo Holdings Inc	7,700	333
			Swiss Life Holding AG (a)	1,196	408
Food - 4.88%			Swiss Re AG	3,420	294
Koninklijke Ahold Delhaize NV	28,652	658	Tokio Marine Holdings Inc	5,400	259
Nestle SA	14,095	1,065	Zurich Insurance Group AG (a)	975	289
NH Foods Ltd	5,500	226			$6,372
Seven & i Holdings Co Ltd	7,100	314	Internet - 0.51%
Tate & Lyle PLC	26,996	247	United Internet AG	7,154	456
Tesco PLC	182,790	597
Wesfarmers Ltd	13,044	449	Investment Companies - 1.02%
WH Group Ltd (c)	434,180	445	Eurazeo SA	1,949	152
Wm Morrison Supermarkets PLC	86,472	282	EXOR NV	6,844	497
Woolworths Group Ltd	3,689	79	Kinnevik AB	7,421	259
		$4,362			$908
Food Service - 0.01%			Iron & Steel - 1.53%
Compass Group PLC	381	8	ArcelorMittal	13,911	450
			BlueScope Steel Ltd	26,096	340
Forest Products & Paper - 1.07%			Fortescue Metals Group Ltd	102,526	361
Stora Enso OYJ	15,388	316	JFE Holdings Inc	10,500	216
UPM-Kymmene OYJ	17,389	638			$1,367
		$954	Leisure Products & Services - 0.44%
Healthcare - Products - 1.76%			Carnival PLC	127	8
Cochlear Ltd	852	126	Flight Centre Travel Group Ltd	8,309	387
Essilor International Cie Generale d'Optique	540	74			$395
SA			Machinery - Construction & Mining - 0.76%
Lonza Group AG (a)	2,458	658	Hitachi Ltd	93,000	677
Sonova Holding AG	44	8	Komatsu Ltd	100	3
Straumann Holding AG	545	360			$680
William Demant Holding A/S (a)	9,618	350	Media - 0.00%
		$1,576	RTL Group SA	35	3
Healthcare - Services - 0.91%
Fresenius Medical Care AG & Co KGaA	2,700	269	Mining - 4.62%
Ramsay Health Care Ltd	5,867	272	Anglo American PLC	27,276	651
Sonic Healthcare Ltd	15,203	270	BHP Billiton Ltd	23,546	585
		$811	BHP Billiton PLC	3,192	73
Holding Companies - Diversified - 0.65%			Boliden AB (a)	9,510	335
CK Hutchison Holdings Ltd	28,500	321	Boliden AB (a)	9,510	6
Jardine Matheson Holdings Ltd	4,200	261	Glencore PLC (a)	160,888	795
Wharf Holdings Ltd/The	412	1	Rio Tinto Ltd	8,825	551
		$583	Rio Tinto PLC	14,374	811
Home Builders - 2.20%			South32 Ltd	113,955	320
Barratt Developments PLC	27,019	196			$4,127
Berkeley Group Holdings PLC	7,927	447	Miscellaneous Manufacturers - 0.66%
Daiwa House Industry Co Ltd	6,500	235	FUJIFILM Holdings Corp	6,900	264
Persimmon PLC	14,304	538	Siemens AG	2,461	321
Sekisui House Ltd	10,700	190			$585
Taylor Wimpey PLC	143,411	362	Office & Business Equipment - 0.69%
		$1,968	Canon Inc	18,100	617
Home Furnishings - 0.99%
Electrolux AB	7,422	183	Oil & Gas - 7.09%
Sony Corp	14,900	703	BP PLC	140,339	1,073
		$886	Eni SpA	516	9
Insurance - 7.13%			Equinor ASA	14,751	388
Aegon NV	38,633	240	JXTG Holdings Inc	77,950	501
AIA Group Ltd	145	1	Neste Oyj	8,583	701
Allianz SE	3,581	738	OMV AG	6,537	375
Aviva PLC	13,290	90	Repsol SA	26,785	510
AXA SA	19,541	490	Royal Dutch Shell PLC - A Shares	22,632	785
Baloise Holding AG	563	83	Royal Dutch Shell PLC - B Shares	21,890	782
CNP Assurances	8,397	197	TOTAL SA	19,855	1,207
Dai-ichi Life Holdings Inc	7,800	145			$6,331
Direct Line Insurance Group PLC	90,945	432	Pharmaceuticals - 8.13%
Hannover Rueck SE	348	44	Alfresa Holdings Corp	15,200	383
Legal & General Group PLC	186,035	666	Astellas Pharma Inc	27,900	432
Manulife Financial Corp	11,200	211	AstraZeneca PLC	2,475	181
Mapfre SA	78,508	238	Bayer AG	7,019	838
MS&AD Insurance Group Holdings Inc	9,600	305	GlaxoSmithKline PLC	26,060	528
Muenchener Rueckversicherungs-Gesellschaft	513	105	Medipal Holdings Corp	17,200	395
AG in Muenchen			Merck KGaA	2,744	279
			Mitsubishi Tanabe Pharma Corp	5,700	102

See accompanying notes.

Schedule of Investments
SystematEx International Fund
May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Pharmaceuticals (continued)			1933. These securities may be resold in transactions exempt from
Novartis AG	11,260	$837	registration, normally to qualified institutional buyers. At the end of the
Novo Nordisk A/S	8,244	392	period, the value of these securities totaled $1,619 or 1.81% of net assets.
Roche Holding AG	4,240	909	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Sanofi	7,920	607	Investment Company Act of 1940) or an affiliate as defined by the
Sumitomo Dainippon Pharma Co Ltd	21,900	453	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Suzuken Co Ltd/Aichi Japan	8,300	371	outstanding voting shares of the security). Please see affiliated sub-
Takeda Pharmaceutical Co Ltd	2,800	114	schedule for transactional information.
UCB SA	5,573	438	(e) Current yield shown is as of period end.
		$7,259
Private Equity - 0.72%
3i Group PLC	50,548	640	Portfolio Summary (unaudited)
			Country	Percent
Real Estate - 2.08%			Japan	26.44%
CK Asset Holdings Ltd	57,999	482	United Kingdom	14.73%
Kerry Properties Ltd	86,000	459	France	11.45%
New World Development Co Ltd	718	1	Germany	8.89%
Sun Hung Kai Properties Ltd	30,000	482	Australia	7.79%
Wheelock & Co Ltd	57,230	430	Switzerland	7.77%
		$1,854	Netherlands	5.77%
REITs - 0.52%			Hong Kong	3.23%
Mirvac Group	269,250	467	Spain	2.79%
			Finland	2.10%
Retail - 0.37%			Sweden	1.76%
Cie Financiere Richemont SA	1,076	99	Italy	1.25%
Sundrug Co Ltd	5,100	231	Denmark	1.13%
		$330	Singapore	1.00%
Semiconductors - 1.25%			Austria	0.93%
ASML Holding NV	2,874	564	Belgium	0.58%
STMicroelectronics NV	22,998	549	Luxembourg	0.50%
		$1,113	Norway	0.43%
Software - 2.00%			United States	0.32%
Amadeus IT Group SA	7,771	617	Canada	0.24%
Mixi Inc	11,000	344	Israel	0.22%
SAP SE	2,732	307	Other Assets and Liabilities	0.68%
Ubisoft Entertainment SA (a)	4,784	520	TOTAL NET ASSETS	100.00%
		$1,788
Telecommunications - 3.66%
BT Group PLC	46,783	127
KDDI Corp	11,400	308
Nippon Telegraph & Telephone Corp	13,000	607
NTT DOCOMO Inc	22,700	585
Orange SA	37,487	645
SoftBank Group Corp	2,400	170
Vodafone Group PLC	323,460	827
		$3,269
Transportation - 1.35%
Central Japan Railway Co	2,000	413
Deutsche Post AG	10,134	384
Royal Mail PLC	60,777	409
		$1,206
TOTAL COMMON STOCKS		$88,455
INVESTMENT COMPANIES - 0.31%	Shares Held	Value (000's)
Money Market Funds - 0.31%
Principal Government Money Market Fund	274,458	274
1.64%(d),(e)

TOTAL INVESTMENT COMPANIES		$274
Total Investments		$88,729
Other Assets and Liabilities - 0.68%		$608
TOTAL NET ASSETS - 100.00%		$89,337

(a)	Non-income producing security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $147 or 0.16% of net assets.

See accompanying notes.

Schedule of Investments
SystematEx International Fund
May 31, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales	May 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		$—		$10,030	$9,756	$274
		$—		$10,030	$9,756	$274

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%	$2		$—		$—	$—
	$2		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
SystematEx Large Value Fund
May 31, 2018 (unaudited)

COMMON STOCKS - 99.63%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 4.34%			Electric (continued)
General Dynamics Corp	416	$84	NRG Energy Inc	1,171	$40
Harris Corp	423	64			$375
L3 Technologies Inc	249	49	Electrical Components & Equipment - 0.63%
Lockheed Martin Corp	231	73	AMETEK Inc	882	64
Northrop Grumman Corp	154	50
Raytheon Co	475	99	Electronics - 1.52%
United Technologies Corp	151	19	Fortive Corp	572	42
		$438	Honeywell International Inc	759	112
Agriculture - 0.98%					$154
Archer-Daniels-Midland Co	814	36	Environmental Control - 0.69%
Philip Morris International Inc	798	63	Waste Management Inc	848	70
		$99
Apparel - 0.98%			Food - 0.10%
Michael Kors Holdings Ltd (a)	645	37	Mondelez International Inc	258	10
VF Corp	768	62
		$99	Healthcare - Products - 2.28%
Automobile Parts & Equipment - 0.45%			Abbott Laboratories	596	37
Lear Corp	225	45	Baxter International Inc	948	67
			Danaher Corp	732	73
Banks - 17.41%			Medtronic PLC	615	53
Bank of America Corp	9,779	284			$230
BB&T Corp	1,099	58	Healthcare - Services - 3.94%
Capital One Financial Corp	129	12	Aetna Inc	429	76
Citigroup Inc	1,730	115	Anthem Inc	434	96
Comerica Inc	744	70	Cigna Corp	273	46
East West Bancorp Inc	626	43	Humana Inc	129	38
Fifth Third Bancorp	2,591	79	Quest Diagnostics Inc	502	53
Goldman Sachs Group Inc/The	236	53	UnitedHealth Group Inc	367	89
JPMorgan Chase & Co	3,728	399			$398
Morgan Stanley	2,107	106	Home Builders - 1.52%
PNC Financial Services Group Inc/The	861	123	DR Horton Inc	1,144	48
Regions Financial Corp	5,252	96	PulteGroup Inc	1,972	60
SunTrust Banks Inc	1,183	80	Toll Brothers Inc	1,142	45
US Bancorp	1,957	98			$153
Wells Fargo & Co	2,623	142	Insurance - 7.10%
		$1,758	Aflac Inc	1,648	74
Beverages - 0.01%			Allstate Corp/The	462	43
Coca-Cola Co/The	26	1	American Financial Group Inc/OH	497	55
			Berkshire Hathaway Inc - Class B (a)	1,537	295
Biotechnology - 0.96%			Lincoln National Corp	712	47
Amgen Inc	540	97	Old Republic International Corp	1,471	31
			Prudential Financial Inc	919	89
Chemicals - 1.79%			Reinsurance Group of America Inc	343	51
DowDuPont Inc	197	13	Unum Group	834	32
Eastman Chemical Co	546	57			$717
Huntsman Corp	1,270	41	Iron & Steel - 0.69%
LyondellBasell Industries NV	628	70	Steel Dynamics Inc	876	43
		$181	United States Steel Corp	717	27
Computers - 2.07%					$70
Apple Inc	250	47	Lodging - 1.45%
DXC Technology Co	494	46	Hilton Worldwide Holdings Inc	693	56
International Business Machines Corp	10	1	Marriott International Inc/MD	662	90
Leidos Holdings Inc	875	53			$146
NetApp Inc	914	62	Machinery - Diversified - 0.43%
		$209	Roper Technologies Inc	157	43
Cosmetics & Personal Care - 1.24%
Colgate-Palmolive Co	92	6	Media - 0.48%
Procter & Gamble Co/The	1,633	119	Time Warner Inc	391	37
		$125	Walt Disney Co/The	112	11
Diversified Financial Services - 2.42%					$48
American Express Co	325	32	Mining - 1.00%
Ameriprise Financial Inc	228	32	Alcoa Corp (a)	939	45
BlackRock Inc	44	23	Freeport-McMoRan Inc	3,319	56
Discover Financial Services	888	66			$101
Granite Point Mortgage Trust Inc	3	—	Miscellaneous Manufacturers - 0.91%
Navient Corp	557	8	Crane Co	464	39
T Rowe Price Group Inc	688	83	Dover Corp	417	32
		$244	General Electric Co	1,487	21
Electric - 3.71%					$92
CenterPoint Energy Inc	2,746	72	Oil & Gas - 10.98%
Entergy Corp	841	68	Andeavor	65	9
Exelon Corp	2,760	114	Chevron Corp	1,901	236
FirstEnergy Corp	2,341	81

See accompanying notes.

     Schedule of Investments SystematEx Large Value Fund May 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			Telecommunications (continued)
ConocoPhillips	1,232	$83	Verizon Communications Inc	515	$24
CVR Energy Inc	11	1			$348
EOG Resources Inc	226	27	TOTAL COMMON STOCKS		$10,061
Exxon Mobil Corp	3,906	317	INVESTMENT COMPANIES - 0.36%	Shares Held	Value (000's)
HollyFrontier Corp	1,091	84	Money Market Funds - 0.36%
Marathon Petroleum Corp	1,078	85	Principal Government Money Market Fund	35,508	36
Occidental Petroleum Corp	288	24	1.64%(b),(c)
Phillips 66	1,012	118
Valero Energy Corp	1,030	125	TOTAL INVESTMENT COMPANIES		$36
		$1,109	Total Investments		$10,097
Oil & Gas Services - 1.28%			Other Assets and Liabilities - 0.01%		$1
Apergy Corp (a)	208	9
			TOTAL NET ASSETS - 100.00%		$10,098
Halliburton Co	914	45
Schlumberger Ltd	645	44
TechnipFMC PLC	981	31	(a) Non-income producing security
		$129	(b)		Affiliated Security. Security is either an affiliate (and registered under the
Packaging & Containers - 0.16%			Investment Company Act of 1940) or an affiliate as defined by the
Owens-Illinois Inc (a)	861	16	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
			outstanding voting shares of the security). Please see affiliated sub-
Pharmaceuticals - 7.75%			schedule for transactional information.
Allergan PLC	98	15	(c) Current yield shown is as of period end.
Bristol-Myers Squibb Co	251	13
CVS Health Corp	1,957	124
Express Scripts Holding Co (a)	813	62
Johnson & Johnson	2,176	260	Portfolio Summary (unaudited)
Merck & Co Inc	1,594	95	Sector		Percent
Pfizer Inc	5,964	214	Financial		30.43%
		$783	Consumer, Non-cyclical		17.26%
Pipelines - 0.50%			Energy		12.76%
ONEOK Inc	743	51	Consumer, Cyclical		11.16%
			Industrial		8.68%
Real Estate - 0.59%			Technology		8.22%
CBRE Group Inc (a)	1,299	60	Communications		3.93%
			Utilities		3.71%
REITs - 2.91%			Basic Materials		3.48%
Apple Hospitality REIT Inc	3,180	60	Investment Companies		0.36%
Chimera Investment Corp	1,752	32	Other Assets and Liabilities		0.01%
Highwoods Properties Inc	641	31	TOTAL NET ASSETS		100.00%
Hospitality Properties Trust	1,802	52
Park Hotels & Resorts Inc	1,074	35
Prologis Inc	1,301	84
Two Harbors Investment Corp	17	—
		$294
Retail - 6.76%
Best Buy Co Inc	819	56
Gap Inc/The	1,369	38
Kohl's Corp	1,018	68
Macy's Inc	2,086	73
Target Corp	1,618	118
Urban Outfitters Inc (a)	1,394	58
Walgreens Boots Alliance Inc	1,704	106
Walmart Inc	1,846	152
World Fuel Services Corp	642	14
		$683
Semiconductors - 4.57%
Applied Materials Inc	792	40
Intel Corp	4,807	265
Marvell Technology Group Ltd	2,640	57
Micron Technology Inc (a)	974	56
NVIDIA Corp	109	28
QUALCOMM Inc	251	15
		$461
Software - 1.58%
Akamai Technologies Inc (a)	675	51
Oracle Corp	1,109	52
VMware Inc (a)	417	57
		$160
Telecommunications - 3.45%
AT&T Inc	3,228	104
Cisco Systems Inc	5,141	220

See accompanying notes.

Schedule of Investments
SystematEx Large Value Fund
May 31, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales	May 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.64%		$—		$467	$431	$36
		$—		$467	$431	$36

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.64%	$—		$—		$—	$—
	$—		$—		$—	$—
Amounts in thousands

See accompanying notes.

Glossary to the Schedule of Investments
May 31, 2018 (unaudited)

Currency Abbreviations ARS AUD BRL CAD CHF CLP CNH CNY COP CZK DKK EUR GBP HKD HUF IDR ILS INR JPY KRW MXN MYR NOK NZD PEN PHP PLN RUB SEK SGD THB TRY TWD USD/$ ZAR

Argentine Peso

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Chinese Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli New Shekel

Indian Rupee

Japanese Yen

South Korean Won

Mexican Peso

Malaysian Ringgit

Norwegian Krone

New Zealand Dollar

Peruvian Nuevo Sol

Philippine Peso

Polish Zloty

Russian Rouble

Swedish Krona

Singapore Dollar

Thai Baht

Turkish Lira

New Taiwan Dollar

United States Dollar

South African Rand

See accompanying notes.

Security Valuation

Real Estate Allocation Fund invests in Class R-6 shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Dynamic Floating Rate High Income Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, Small-MidCap Dividend Income Fund, SystematEx International Fund, and SystematEx Large Value Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of the securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward.

The table below includes transfers from Level 1 to Level 2 for the period ended May 31, 2018 due to lack of exchange-traded valuation data:

Global Multi-Strategy Fund       $ 212,645

In addition, the following amount was transferred from Level 1 to Level 2 for the period ended May 31, 2018 to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the net asset value:

Diversified Real Asset Fund	$6,613,585
Origin Emerging Markets Fund	10,580,263

Below are transfers from Level 2 to Level 1 for the period ended May 31, 2018 due to the resumption of trading for previous thinly traded securities:

Capital Securities Fund	$2,225,850
Global Multi-Strategy Fund	39,394
Preferred Securities Fund	23,213,362

The following is a summary of the inputs used as of May 31, 2018 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$2,924,980	$—	$—	$2,924,980
Investment Companies*	3,317	—	—	3,317
Total investments in securities $	2,928,297	$—	$—	$2,928,297

Bond Market Index Fund
Bonds*	$—	$540,866	$—	$540,866
Investment Companies*	102,010	—	—	102,010
Municipal Bonds*	—	13,065	—	13,065
U.S. Government & Government Agency Obligations*	—	1,054,206	—	1,054,206
Total investments in securities $	102,010	$1,608,137	$—	$1,710,147
Short Sales
U.S. Government & Government Agency Obligations	$—	$(757)	$—	$(757)
Total Short Sales $	—	$(757)	$—	$(757)

Capital Securities Fund
Bonds*	$—	$466,309	$—	$466,309
Investment Companies*	7,159	—	—	7,159
Preferred Stocks
Communications	—	7,988	—	7,988
Energy	4,234	—	—	4,234
Financial	11,695	1,007	—	12,702
Government	—	6,017	—	6,017
Total investments in securities $	23,088	$481,321	$—	$504,409

Diversified Real Asset Fund
Bonds*	$—	$331,717	$—	$331,717
Commodity Indexed Structured Notes*	—	23,743	—	23,743
Common Stocks
Basic Materials	181,732	240,492	—	422,224
Communications	—	10,122	—	10,122
Consumer, Cyclical	45,676	16,635	—	62,311
Consumer, Non-cyclical	43,312	70,909	—	114,221
Diversified	—	3,689	—	3,689
Energy	467,357	112,647	104	580,108
Financial	336,095	273,814	—	609,909
Industrial	88,028	93,875	—	181,903
Technology	11,461	—	—	11,461
Utilities	130,978	206,293	—	337,271
Convertible Bonds*	—	273	—	273
Investment Companies*	41,169	—	—	41,169
Preferred Stocks
Utilities	—	4,255	—	4,255
Senior Floating Rate Interests*	—	559,911	—	559,911
U.S. Government & Government Agency Obligations*	—	751,401	—	751,401
Purchased Interest Rate Swaptions	—	1,010	—	1,010
Purchased Options	2	799	—	801
Total investments in securities $	1,345,810	$2,701,585	$104	$4,047,499
Assets
Commodity Contracts**
Futures	$20,219	$—	$—	$20,219
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$13,720	$—	$13,720
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$997	$—	$997
Futures	212	—	—	212
Interest Rate Swaps	—	552	—	552
Liabilities
Commodity Contracts**
Futures	$(6,532)	$—	$—	$(6,532)
Total Return Swaps	—	(1,929)	—	(1,929)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(11,916)	$—	$(11,916)
Written Options	—	(385)	—	(385)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(1,273)	$—	$(1,273)
Futures	(161)	—	—	(161)
Interest Rate Swaps	—	(13)	—	(13)
Interest Rate Swaptions	—	(1,187)	—	(1,187)
Written Options	(2)	—	—	(2)

Dynamic Floating Rate High Income Fund
Bonds*	$—	$2,626	$—	$2,626
Investment Companies*	2,079	—	—	2,079
Senior Floating Rate Interests*	—	9,303	—	9,303
Total investments in securities $	2,079	$11,929	$—	$14,008

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

EDGE MidCap Fund
Common Stocks*	$638,169	$—	$—	$638,169
Investment Companies*	11,673	—	—	11,673
Total investments in securities $	649,842	$—	$—	$649,842

Global Multi-Strategy Fund
Bonds*	$—	$680,381	$15,341	$695,722
Common Stocks
Basic Materials	46,155	34,133	—	80,288
Communications	86,373	13,779	220	100,372
Consumer, Cyclical	93,102	53,716	40	146,858
Consumer, Non-cyclical	111,613	56,171	—	167,784
Diversified	1,408	2,031	—	3,439
Energy	50,279	11,791	—	62,070
Financial	117,636	61,779	2,792	182,207
Industrial	103,943	50,247	—	154,190
Technology	82,419	16,218	4	98,641
Utilities	12,751	12,823	—	25,574
Convertible Bonds*	—	72,226	—	72,226
Convertible Preferred Stocks
Communications	—	—	177	177
Consumer, Cyclical	—	—	53	53
Consumer, Non-cyclical	736	106	—	842
Energy	—	216	—	216
Financial	1,849	4,394	—	6,243
Industrial	172	—	—	172
Technology	—	352	—	352
Utilities	934	—	—	934
Investment Companies*	500,377	797	—	501,174
Preferred Stocks
Basic Materials	—	593	—	593
Communications	9	147	1,449	1,605
Consumer, Cyclical	—	2,712	—	2,712
Financial	—	735	722	1,457
Industrial	—	—	18	18
Technology	—	—	148	148
Repurchase Agreements*	—	175,944	—	175,944
Senior Floating Rate Interests*	—	174,868	—	174,868
U.S. Government & Government Agency Obligations*	—	392,289	—	392,289
Purchased Interest Rate Swaptions	—	31	—	31
Purchased Options	3,408	2,384	—	5,792
Total investments in securities $	1,213,164	$1,820,863	$20,964	$3,054,991
Short Sales
Bonds	$—	$(44,358)	$—	$(44,358)
Common Stocks
Basic Materials	(3,698)	(13,213)	—	(16,911)
Communications	(18,282)	(10,955)	—	(29,237)
Consumer, Cyclical	(27,729)	(15,482)	—	(43,211)
Consumer, Non-cyclical	(26,913)	(21,011)	—	(47,924)
Diversified	—	(2,138)	—	(2,138)
Energy	(14,490)	(5,347)	—	(19,837)
Financial	(19,659)	(24,493)	—	(44,152)
Industrial	(19,427)	(21,089)	—	(40,516)
Technology	(32,655)	(5,905)	—	(38,560)
Utilities	(10,433)	(5,095)	—	(15,528)
Convertible Bonds	—	(1,204)	—	(1,204)
Investment Companies	(3,447)	—	—	(3,447)
U.S. Government & Government Agency Obligations	—	(240,148)	—	(240,148)
Total Short Sales $	(176,733)	$(410,438)	$—	$(587,171)
Assets
Credit Contracts**
Credit Default Swaps	$—	$3,884	$—	$3,884
Exchange Cleared Credit Default Swaps	—	485	—	485
Commodity Contracts**
Synthetic Futures	$—	$122	$—	$122
Equity Contracts**
Futures	$3,838	$—	$—	$3,838
Synthetic Futures	—	457	—	457
Total Return Equity Basket Swaps	—	5,839	—	5,839
Total Return Swaps	—	263	—	263
Foreign Exchange Contracts**
Currency Swaps	$—	$119	$—	$119
Foreign Currency Contracts	—	25,327	—	25,327
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$4,349	$—	$4,349
Futures	4,841	—	—	4,841
Interest Rate Swaps	—	427	—	427
Synthetic Futures	—	69	—	69
Total Return Swaps	—	87	—	87

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(1,871)	$—	$(1,871)
Exchange Cleared Credit Default Swaps	—	(104)	—	(104)
Commodity Contracts**
Synthetic Futures	$—	$(280)	$—	$(280)
Equity Contracts**
Futures	$(3,838)	$—	$—	$(3,838)
Synthetic Futures	—	(213)	—	(213)
Total Return Swaps	—	(266)	—	(266)
Total Return Equity Basket Swaps	—	(2,244)	—	(2,244)
Written Options	(1,498)		—	(1,498)
Foreign Exchange Contracts**
Currency Swaps	$—	$(17)	$—	$(17)
Foreign Currency Contracts	—	(31,016)	—	(31,016)
Written Options	—	(704)	—	(704)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(5,041)	$—	$(5,041)
Futures	(3,067)	—	—	(3,067)
Interest Rate Swaps	—	(139)	—	(139)
Synthetic Futures	—	(1,156)	—	(1,156)
Written Options	(264)	—	—	(264)

Global Opportunities Fund
Common Stocks
Basic Materials	$—	$3,450	$—	$3,450
Communications	64,586	—	—	64,586
Consumer, Cyclical	29,281	72,101	—	101,382
Consumer, Non-cyclical	98,045	43,687	—	141,732
Energy	24,196	22,985	—	47,181
Financial	77,687	73,493	—	151,180
Industrial	77,738	25,649	—	103,387
Technology	69,198	8,176	—	77,374
Utilities	25,881	15,464	—	41,345
Investment Companies*	24,279	—	—	24,279
Preferred Stocks
Diversified	—	97	—	97
Total investments in securities $	490,891	$265,102	$—	$755,993

International Equity Index Fund
Common Stocks
Basic Materials	$—	$75,338	$—	$75,338
Communications	—	58,892	—	58,892
Consumer, Cyclical	572	135,431	—	136,003
Consumer, Non-cyclical	2,064	232,226	—	234,290
Diversified	—	5,929	—	5,929
Energy	—	61,004	—	61,004
Financial	—	240,166	—	240,166
Industrial	528	134,287	—	134,815
Technology	3,689	39,464	—	43,153
Utilities	—	34,712	—	34,712
Investment Companies*	24,576	—	—	24,576
Preferred Stocks
Basic Materials	—	259	—	259
Consumer, Cyclical	—	3,799	—	3,799
Consumer, Non-cyclical	—	1,564	—	1,564
Industrial	—	370	—	370
Total investments in securities $	31,429	$1,023,441	$—	$1,054,870
Liabilities
Equity Contracts**
Futures	$(44)	$—	$—	$(44)

International Small Company Fund
Common Stocks
Basic Materials	$13,944	$65,777	$—	$79,721
Communications	5,046	24,621	—	29,667
Consumer, Cyclical	21,187	156,615	—	177,802
Consumer, Non-cyclical	12,853	152,254	—	165,107
Diversified	—	14,593	—	14,593
Energy	21,586	25,023	—	46,609
Financial	17,345	200,695	—	218,040
Industrial	16,877	180,243	—	197,120
Technology	13,689	42,966	—	56,655
Utilities	—	17,656	—	17,656
Investment Companies*	17,379	—	—	17,379
Preferred Stocks
Industrial	—	1,971	—	1,971
Total investments in securities $	139,906	$882,414	$—	$1,022,320

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Multi-Manager Equity Long/Short Fund
Common Stocks
Basic Materials		$13,046	$8,408	$—	$21,454
Communications		19,263	2,156	—	21,419
Consumer, Cyclical		18,694	12,013	—	30,707
Consumer, Non-cyclical		59,604	9,952	—	69,556
Energy		15,274	2,901	—	18,175
Financial		30,746	10,061	—	40,807
Industrial		22,140	19,009	—	41,149
Technology		26,001	9,533	—	35,534
Utilities		1,491	4,653	—	6,144
Investment Companies*		80,978	—	—	80,978
Preferred Stocks
Consumer, Cyclical		—	3,006	—	3,006
U.S. Government & Government Agency Obligations*		—	11,904	—	11,904
	Total investments in securities $	287,237	$93,596	$—	$380,833
Short Sales
Common Stocks
Basic Materials		$(3,368)	$(1,912)	$—	$(5,280)
Communications		(5,355)	(866)	—	(6,221)
Consumer, Cyclical		(13,164)	(6,197)	—	(19,361)
Consumer, Non-cyclical		(20,673)	(3,103)	—	(23,776)
Energy		(9,416)	(80)	—	(9,496)
Financial		(14,385)	(3,986)	—	(18,371)
Industrial		(8,162)	(8,144)	—	(16,306)
Technology		(11,670)	(1,652)	—	(13,322)
Utilities		(3,701)	(1,331)	—	(5,032)
Investment Companies		(14,776)	—	—	(14,776)
	Total Short Sales $	(104,670)	$(27,271)	$—	$(131,941)
Assets
Equity Contracts**
Futures		$665	$—	$—	$665
Synthetic Futures		—	1	—	1
Total Return Equity Basket Swaps		—	2,891	—	2,891
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$2,576	$—	$2,576
Liabilities
Equity Contracts**
Futures		$(997)	$—	$—	$(997)
Synthetic Futures		—	(74)	—	(74)
Total Return Swaps		—	(48)	—	(48)
Total Return Equity Basket Swaps		—	(778)	—	(778)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(1,461)	$—	$(1,461)

Opportunistic Municipal Fund
Investment Companies*		$115	$—	$—	$115
Municipal Bonds*		—	123,333	—	123,333
	Total investments in securities $	115	$123,333	$—	$123,448

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$5,224	$59,307	$—	$64,531
Communications		64,562	49,159	—	113,721
Consumer, Cyclical		—	46,773	—	46,773
Consumer, Non-cyclical		3,820	34,376	—	38,196
Diversified		—	9,548	—	9,548
Energy		—	62,223	—	62,223
Financial		—	170,001	—	170,001
Industrial		—	69,532	—	69,532
Technology		28,655	65,270	—	93,925
Utilities		—	15,312	—	15,312
Investment Companies*		18,245	—	—	18,245
	Total investments in securities $	120,506	$581,501	$—	$702,007
Liabilities
Equity Contracts**
Futures		$(390)	$—	$—	$(390)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Preferred Securities Fund
Bonds*		$—	$4,294,262	$—	$4,294,262
Convertible Preferred Stocks
Financial		79,212	—	—	79,212
Investment Companies*		11,783	—	—	11,783
Preferred Stocks
Communications		98,412	133,709	—	232,121
Consumer, Non-cyclical		—	27,588	—	27,588
Financial		646,543	101,864	—	748,407
Government		—	66,445	—	66,445
Industrial		30,235	—	—	30,235
Utilities		153,709	1,511	—	155,220
Purchased Options		6,258	—	—	6,258
	Total investments in securities $	1,026,152	$4,625,379	$—	$5,651,531
Liabilities
Interest Rate Contracts**
Futures		(3,943)	—	—	(3,943)
Written Options		(3,875)	—	—	(3,875)

Real Estate Debt Income Fund
Bonds*		$—	$184,929	$—	$184,929
Investment Companies*		2,834	—	—	2,834
	Total investments in securities $	2,834	$184,929	$—	$187,763

Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials		$116,500	$—	$—	$116,500
Communications		38,995	—	—	38,995
Consumer, Cyclical		373,499	—	—	373,499
Consumer, Non-cyclical		315,105	—	—	315,105
Energy		214,506	—	—	214,506
Financial		971,705	21,432	—	993,137
Government		38,503	—	—	38,503
Industrial		330,597	—	—	330,597
Technology		158,852	—	—	158,852
Utilities		157,012	—	—	157,012
Investment Companies*		38,369	—	—	38,369
	Total investments in securities $	2,753,643	$21,432	$—	$2,775,075

SystematEx International Fund
Common Stocks
Basic Materials		$—	$8,716	$—	$8,716
Communications		—	3,728	—	3,728
Consumer, Cyclical		—	17,234	—	17,234
Consumer, Non-cyclical		—	19,192	—	19,192
Diversified		—	583	—	583
Energy		—	6,331	—	6,331
Financial		211	18,323	—	18,534
Industrial		—	7,526	—	7,526
Technology		—	5,094	—	5,094
Utilities		—	1,517	—	1,517
Investment Companies*		274	—	—	274
	Total investments in securities $	485	$88,244	$—	$88,729

SystematEx Large Value Fund
Common Stocks*		$10,061	$—	$—	$10,061
Investment Companies*		36	—	—	36
	Total investments in securities $	10,097	$—	$—	$10,097

* For additional detail regarding sector classifications, please see the Schedules of Investments.

** Exchange Cleared Swaps and Futures are valued at the unrealized appreciation/(depreciation) of the instrument. .

The Funds' Schedules of Investments as of May 31, 2018 have not been audited. This report is provided for the general information of the Funds' shareholders.

For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 07/17/2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 07/17/2018

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 07/17/2018